UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08194

FINANCIAL INVESTORS TRUST

(Exact name of Registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Karen Gilomen, Esq., Secretary

Financial Investors Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 303-623-2577

Date of fiscal year end: April 30

Date of reporting period: October 31, 2018

Item 1.	Reports to Stockholders.

SEMI-ANNUAL REPORT (October 31, 2018)

ASPEN PARTNERS

ASPEN MANAGED FUTURES STRATEGY FUND

CLASS A SHARES (MFBPX)

CLASS I SHARES (MFBTX)

ASPEN PORTFOLIO STRATEGY FUND

CLASS A SHARES (ASPEX)

CLASS I SHARES (ASPNX)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website at www.aspenfuturesfund.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

Beginning on January 1, 2019, you may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 1.855.845.9444 to let the Funds know you wish to continue receiving paper copies of your shareholder reports.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at www.aspenfuturesfund.com.

Aspen Managed Futures Strategy Fund	Manager Commentary

October 31, 2018 (Unaudited)

November 5, 2018

Performance Results

For the six-month period ending October 31, 2018, the Class I shares of the Aspen Managed Futures Strategy Fund (the “Fund”) posted a return of -1.25%. Per its mandate, the Fund maintained tight correlation to the Aspen Managed Futures Beta Index (“Aspen MFBI” or the “Index”). The Index uses a combination of trend and counter-trend algorithms to determine exposures to 23 futures markets. In following the Index, the Fund can take long or short positions in each of the eligible markets. A long position in a futures market may profit if the price of the futures contract rises, whereas a short position may profit if the price of the futures contract falls.

The BTOP50 Index, a managed futures benchmark, returned -2.77% over the same period. It is important to note that there are substantive differences between the Fund and this index in terms of construction. There were no significant changes to the Fund strategy during this period.

Explanation of Fund Performance

Over most of this six-month period, backdrop market volatility was very low, and that was reflected in low monthly volatility for the Fund itself. Every monthly return for the Fund in the six-month period was less than 1% in magnitude, and June, July, and August produced a remarkable three-month stretch of 0.00% Fund returns each month.

While low-volatility market environments are not typically auspicious for trend-following models like the Aspen MFBI, they do not generally produce significant losses either. The low-vol backdrop that prevailed from May through September fit this mold, as the Fund’s minor losses aggregated to just -0.44%, via a -0.89% return in May, a +0.45% return in September, and the 0.00% returns in each of the three months in between. Losses from trend following were mitigated by gains in the counter-trend model.

In October, the market backdrop changed dramatically, in a manner reminiscent of the activity in February, 2018. As in February, U.S. equity markets in October reversed from all-time highs into a rapidly developing correction (i.e., a drop of greater than 10% in major indices). Global equity markets participated in the decline. Short positions in European equity futures markets mitigated the resulting losses, but could not overcome them entirely. By mid-month, the trend model was net short equities.

Initially the drop was accompanied by rising global interest rates, which enabled gains from the trend model’s short fixed income positioning (bond prices generally fall as interest rates rise), but as the correction deepened, markets assumed more traditional “risk-off” behavior, such that model losses from rising bond prices offset gains from the recently established net short equity positioning. An equity rally at the end of the month pulled U.S. equities out of their correction; on those days the short fixed income trends mitigated losses from the short equity trends. In the end, the Fund returned -0.88% for the month of October.

Another notable similarity to February is that both months exemplified the common tendency for Aspen’s model to outperform the managed futures universe in particularly difficult backdrops for equities. The industry benchmark BTOP50 Index’s return for the month of October was -2.44%, so October returns produced the entire differential between the Fund and the benchmark over the reporting period.

Outlook

Despite the low volatility that has prevailed for much of the year, 2018 has provided a couple of glimpses indicating markets may be more likely to demonstrate increased volatility given an inducement to do so. Historically, persistently elevated volatility has tended to provide a relatively favorable backdrop for trend following. However, given the strength of the domestic and global economies, a full-blown equity bear market would come as a surprise at present (though of course not an impossible surprise), and for the past several years, the only circumstances under which even historically “normal” levels of volatility have prevailed is during brief periods of equity stress. As October demonstrates, short-lived volatility spikes are typically not helpful to a trend system, since they are usually sparked by a change of direction for risk assets, and they often end just as rapidly with another change of direction (and both such changes are essentially anti-trend by nature). To catalyze improved fortunes for trend following models, we continue to look for more sustained market volatility. With less accommodative monetary policy and an economy where a decade of recovery may be approaching its peak, a return to more normalized volatility appears increasingly likely, though of course timing is always difficult to gauge.

Sincerely,

Bryan R. Fisher

William Ware Bush

Aspen Partners, Ltd.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please call 1-855-845-9444.

Semi-Annual Report | October 31, 2018	1

Aspen Managed Futures Strategy Fund	Manager Commentary

October 31, 2018 (Unaudited)

The views of Aspen Partners, Ltd. and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writers’ current views. The views expressed are those of the Fund’s adviser only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the portfolios or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither Aspen Partners Ltd. nor the Fund accepts any liability for losses either direct or consequential caused by the use of this information.

The Aspen Managed Futures Strategy Fund is distributed by ALPS Distributors, Inc.

The Fund is subject to investment risks, including possible loss of the principal amount invested and therefore is not suitable for all investors. The Fund may not achieve its objectives.

Diversification does not eliminate the risk of experiencing investment losses.

Correlation - a statistical measure of how two securities or portfolios move in relation to each other.

Aspen Managed Futures Beta Index (Aspen MFBI) is constructed using a quantitative, rules-based model designed to replicate the trend following and counter-trend exposure of futures markets by allocating assets to liquid futures contracts of certain financial and commodities futures markets. The Index therefore seeks to reflect the performance of strategies and exposures common to a broad universe of futures markets, i.e., managed futures beta. The Index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor cannot invest directly in the Index.

Barclay BTOP50 Index is an index of the largest investable CTA programs as measured by assets under management. The index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor may not invest directly into the Index.

2

Aspen Portfolio Strategy Fund	Manager Commentary

October 31, 2018 (Unaudited)

November 5, 2018

Performance Results

For the six-month period ending October 31, 2018, the Class I shares of the Aspen Portfolio Strategy Fund (the “Fund”) posted a return of -1.36%. Per its mandate, the Fund traded the Aspen Portfolio Strategy, which combines full exposure to US large-cap equities (the “Equity Strategy”) with full exposure to Aspen’s proprietary diversified trend following program (the “Futures Strategy”). To capture the Equity Strategy, the Fund can employ a variety of vehicles, including exchange-traded funds and futures contracts. To capture the Futures Strategy, the Fund can take long or short positions in each eligible futures market. A long position in a futures market may profit if the price of the futures contract rises, whereas a short position may profit if the price of the futures contract falls.

The S&P 500® Index, a US large-cap equity benchmark, returned +3.40%. See the following section for a description of the sources of the sub-period and full-period return differential between the Fund and the S&P 500.

Explanation of Fund Performance

Over the first five months of this six-month period, backdrop market volatility was very low, and that was reflected in single-digit annualized volatility for the Fund. May (+0.53%), June (+0.45%), and September (+0.45%) returns were each only about half a percent in magnitude, while July (+3.04%) and August (+3.28%) returns were larger. All five months were profitable, via positive returns for the S&P 500, which were captured by the Equity Strategy.

While low-volatility market environments are not typically auspicious for trend-following models like the Aspen MFBI, they do not generally produce significant losses either. The low-vol backdrop that prevailed from May through September fit this mold, as the Fund’s trend-following Futures Strategy produced modest losses over the five-month period, but never large enough to overcome the monthly gains from equities.

In October, the market backdrop changed dramatically, in a manner reminiscent of the activity in February, 2018. As in February, U.S. equity markets in October reversed from all-time highs into a rapidly developing correction (i.e., a drop of greater than 10% in major indices). Global equity markets participated in the decline. Short positions in the Futures Strategy’s European equity futures trend positions mitigated the resulting losses in the Strategy, but could not overcome them entirely. By mid-month, the trend model was net short equities.

Initially the equity drop was accompanied by rising global interest rates, which enabled gains from the Futures Strategy’s short fixed income positioning (bond prices generally fall as interest rates rise), but as the correction deepened, markets assumed more traditional “risk-off” behavior, such that model losses from rising bond prices offset gains from the recently established net short equity positioning. An equity rally at the end of the month pulled U.S. equities out of their correction; the S&P 500 produced a -6.84% return for October (total return). In the end-of-month rally, the short fixed income trends mitigated losses from the short equity trends within the Futures Strategy. In the end, the Fund returned -8.73% for the month of October.

Outlook

Despite the low volatility that has prevailed for much of the year, 2018 has provided a couple of glimpses indicating markets may be more likely to demonstrate increased vol given an inducement to do so. Historically, persistently elevated volatility has tended to provide a relatively favorable backdrop for trend following strategies, such as the Fund’s Futures Strategy. However, given the strength of the domestic and global economies, a full-blown equity bear market would come as a surprise at present (though of course not an impossible surprise), and for the past several years, the only circumstances under which even historically “normal” levels of volatility have prevailed is during brief periods of equity stress. As October demonstrates, short-lived volatility spikes are typically not helpful to a trend system, since they are usually sparked by a change of direction for risk assets, and they often end just as rapidly with another change of direction (and both such changes are essentially anti-trend by nature). To catalyze improved fortunes for trend following models, we continue to look for more sustained market volatility, with an ideal environment for the Fund most likely being one of equity gains against more a volatile backdrop. With less accommodative monetary policy and an economy where a decade of recovery may be approaching its peak, a return to more normalized volatility appears increasingly likely, though of course timing is always difficult to gauge.

Sincerely,

Bryan R. Fisher

William Ware Bush

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please call 1-855-845-9444.

Semi-Annual Report | October 31, 2018	3

Aspen Portfolio Strategy Fund	Manager Commentary

October 31, 2018 (Unaudited)

The views of Aspen Partners, Ltd. and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writers’ current views. The views expressed are those of the Fund’s adviser only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the portfolios or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither Aspen Partners Ltd. nor the Fund accepts any liability for losses either direct or consequential caused by the use of this information.

The Aspen Portfolio Strategy Funds are distributed by ALPS Distributors, Inc.

The Fund is subject to investment risks, including possible loss of the principal amount invested and therefore is not suitable for all investors. The Fund may not achieve its objectives.

Diversification does not eliminate the risk of experiencing investment losses.

The S&P 500® Index is an unmanaged index of 500 common stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly in the Index.

4

Aspen Managed Futures Strategy Fund	Performance Update

October 31, 2018 (Unaudited)

Annualized Total Return Performance as of October 31, 2018

				Since	Expense Ratios
Aspen Managed Futures Strategy Fund	1 Year	3 Year	5 Year	Inception*	Total	Net(1)
Aspen Managed Futures Strategy Fund - Class A (NAV)(2)	-3.37%	-3.95%	-0.97%	-1.87%	1.82%	1.82%
Aspen Managed Futures Strategy Fund - Class A (MOP)(3)	-8.72%	-5.74%	-2.08%	-2.63%	1.82%	1.82%
Aspen Managed Futures Strategy Fund - Class I	-3.31%	-3.96%	-0.81%	-1.65%	1.48%	1.48%
SG CTA Index(4)	-5.22%	-1.84%	2.02%	0.11%
Aspen Managed Futures Beta Index(5)	-2.60%	-3.47%	-0.38%	-1.16%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-855-845-9444.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested.

Returns for periods less than 1 year are cumulative.

*	Fund Inception date of August 2, 2011.
(1)	Aspen Partners, Ltd. (the “Adviser”) has agreed to waive and/or reimburse fees or expenses in order to limit total annual Fund operating expenses after fee waiver/expense reimbursements (excluding distribution and service (12b-1) fees, shareholder services fees, acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.55% of the Funds’ average daily net assets. This agreement (the “Expense Agreement”) is in effect through August 31, 2019. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Funds’ expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than three years after the date of the waiver or reimbursement. The Expense Agreement may not be terminated or modified prior to August 31, 2019 except with the approval of the Funds’ Board of Trustees
(2)	Net Asset Value (NAV) is the share price without sales charges.
(3)	Maximum Offering Price (MOP) includes sales charges. Class A returns include effects of the Funds’ maximum sales charge of 5.50%.
(4)	The SG CTA Index (formerly, the Newedge CTA Index) provides the market with a reliable daily performance benchmark of major commodity trading advisors (CTAs). The SG CTA Index calculates the daily rate of return for a pool of CTAs selected from the larger managers that are open to new investment. Selection of the pool of qualified CTAs used in construction of the Index will be conducted annually, with re-balancing on January 1st of each year. A committee of industry professionals has been established to monitor the methodology of the index on a regular basis. The Index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor cannot invest directly in the Index.
(5)	Aspen Managed Futures Beta Index – The Managed Futures Beta Index is constructed using a quantitative, rules-based model designed to replicate the trend-following and counter-trend exposure of futures markets by allocating assets to liquid futures contracts of certain financial and commodities futures markets. The Index therefore seeks to reflect the performance of strategies and exposures common to a broad universe of futures markets, i.e., managed futures beta. The index is not actively managed and does not reflect any deductions for fees, expense or taxes. An investor may not invest directly in an index.

Portfolio Composition as of October 31, 2018

As a percentage of Net Assets^

^	Holdings subject to change, and may not reflect the current or future position of the portfolio.

Semi-Annual Report | October 31, 2018	5

Aspen Managed Futures Strategy Fund	Performance Update

October 31, 2018 (Unaudited)

Performance of $10,000 Initial Investment (as of October 31, 2018)

Comparison of change in value of a $10,000 investment (includes applicable sales loads)

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

6

Aspen Portfolio Strategy Fund	Performance Update

October 31, 2018 (Unaudited)

Annualized Total Return Performance as of October 31, 2018

		Since	Expense Ratios
Aspen Portfolio Strategy Fund	1 Year	Inception*	Gross	Net(1)
Aspen Portfolio Strategy Fund - Class A (NAV)(2)	-2.14%	1.90%	2.03%	1.97%
Aspen Portfolio Strategy Fund - Class A (MOP)(3)	-7.53%	-1.19%	2.03%	1.97%
Aspen Portfolio Strategy Fund - Class I	-1.95%	2.20%	1.70%	1.57%
S&P 500® Index(4)	7.35%	12.83%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-855-845-9444.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested.

Returns for periods less than 1 year are cumulative.

*	Fund Inception date of December 28, 2016.
(1)	Aspen Partners, Ltd. (the “Adviser”) has agreed to waive and/or reimburse fees or expenses in order to limit total annual Fund operating expenses after fee waiver/expense reimbursements (excluding distribution and service (12b-1) fees, shareholder services fees, acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.55% of the Funds’ average daily net assets. This agreement (the “Expense Agreement”) is in effect through August 31, 2019. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Funds’ expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than three years after the date of the waiver or reimbursement. The Expense Agreement may not be terminated or modified prior to August 31, 2019 except with the approval of the Funds’ Board of Trustees
(2)	Net Asset Value (NAV) is the share price without sales charges.
(3)	Maximum Offering Price (MOP) includes sales charges. Class A returns include effects of the Funds’ maximum sales charge of 5.50%.
(4)	The S&P 500® Index is an unmanaged index of 500 common stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly in the Index.

Portfolio Composition as of October 31, 2018

As a percentage of Net Assets^

^	Holdings subject to change, and may not reflect the current or future position of the portfolio.

Semi-Annual Report | October 31, 2018	7

Aspen Portfolio Strategy Fund	Performance Update

October 31, 2018 (Unaudited)

Performance of $10, 000 Initial Investment (as of October 31, 2018)

Comparison of change in value of a $10,000 investment (includes applicable sales loads)

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

8

Aspen Funds	Consolidated Disclosure of Fund Expenses

October 31, 2018 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; shareholder servicing fees; and other fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of May 1, 2018 through October 31, 2018.

Actual Expenses The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as applicable sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/18	Ending Account Value 10/31/18	Expense Ratio(a)	Expenses Paid During period 5/1/18 - 10/31/18(b)
Aspen Managed Futures Strategy Fund
Class A
Actual	$1,000.00	$987.30	1.76%	$8.82
Hypothetical (5% return before expenses)	$1,000.00	$1,016.33	1.76%	$8.94
Class I
Actual	$1,000.00	$987.50	1.55%	$7.76
Hypothetical (5% return before expenses)	$1,000.00	$1,017.39	1.55%	$7.88
Aspen Portfolio Strategy Fund
Class A
Actual	$1,000.00	$985.30	1.81%	$9.06
Hypothetical (5% return before expenses)	$1,000.00	$1,016.08	1.81%	$9.20
Class I
Actual	$1,000.00	$986.50	1.55%	$7.76
Hypothetical (5% return before expenses)	$1,000.00	$1,017.39	1.55%	$7.88

(a)	The Fund's expense ratios have been based on the Fund's most recent fiscal half-year expenses.
(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184)/365 (to reflect the half-year period).

Semi-Annual Report | October 31, 2018	9

Aspen Managed Futures Strategy Fund	Consolidated Schedule of Investments

October 31, 2018 (Unaudited)

	Principal Amount/Shares	Value (Note 2)
SHORT TERM INVESTMENTS (86.70%)
MONEY MARKET FUND (2.90%)
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares, 7-day yield, 2.071%	1,643,374	$1,643,374
U.S. TREASURY BILLS (83.80%)
1.752%, 11/08/2018(a)	$6,550,000	6,547,330
1.819%, 12/06/2018(a)	9,150,000	9,131,019
2.074%, 01/31/2019(a)	5,500,000	5,468,232
2.087%, 02/28/2019(a)	5,000,000	4,961,986
2.118%, 03/28/2019(a)	8,200,000	8,121,147
2.259%, 04/25/2019(a)	10,000,000	9,882,969
2.325%, 06/20/2019(a)	3,400,000	3,346,167
		47,458,850

TOTAL SHORT TERM INVESTMENTS
(Cost $49,128,628)		49,102,224

TOTAL INVESTMENTS (86.70%)
(Cost $49,128,628)		$49,102,224

Other Assets In Excess Of Liabilities (13.30%)		7,529,803	(b)

NET ASSETS (100.00%)		$56,632,027

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for futures contracts.

10

Aspen Managed Futures Strategy Fund	Consolidated Schedule of Investments

October 31, 2018 (Unaudited)

FUTURES CONTRACTS

At October 31, 2018, the Fund had the following outstanding futures contracts:

Description	Counterparty	Position	Contracts	Expiration Date	Notional Value	Value and Unrealized Appreciation
Commodity Contracts
Copper Future(a)	R.J. O'Brien & Associates LLC	Short	30	12/27/2018	$(1,994,250)	$87,940
Silver Future(a)	R.J. O'Brien & Associates LLC	Short	42	12/27/2018	(2,999,220)	25,039
Soybean Future(a)	R.J. O'Brien & Associates LLC	Short	72	01/14/2019	(3,066,300)	28,521
WTI Crude Future(a)	R.J. O'Brien & Associates LLC	Short	15	11/19/2018	(979,650)	22,601
Equity Contracts
Euro Stoxx 50 Index Future	R.J. O'Brien & Associates LLC	Short	150	12/21/2018	(5,426,528)	120,358
Foreign Currency Contracts
Australian Dollar Currency Future	R.J. O'Brien & Associates LLC	Short	173	12/17/2018	(12,243,210)	58,690
Canadian Dollar Currency Future	R.J. O'Brien & Associates LLC	Short	100	12/18/2018	(7,599,500)	88,665
Euro FX Currency Future	R.J. O'Brien & Associates LLC	Short	90	12/17/2018	(12,774,938)	203,662
Japanese Yen Currency Future	R.J. O'Brien & Associates LLC	Short	37	12/17/2018	(4,104,919)	23,926
Swiss Franc Currency Future	R.J. O'Brien & Associates LLC	Short	5	12/17/2018	(622,375)	7,958
Interest Rate Contracts
10 Year U.S. Treasury Note Future	R.J. O'Brien & Associates LLC	Short	110	12/19/2018	(13,028,125)	13,881
Canadian 10 Year Bond Future	R.J. O'Brien & Associates LLC	Short	86	12/18/2018	(8,632,990)	3,417
Euro-Bond Future	R.J. O'Brien & Associates LLC	Long	24	12/10/2008	4,356,445	217
					$(69,115,560)	$684,875

Description	Counter party	Position	Contracts	Expiration Date	Notional Value	Value and Unrealized Depreciation
Commodity Contracts
Corn Future(a)	R.J. O'Brien & Associates LLC	Long	110	12/14/2018	$1,997,875	$(59,107)
FTSE 100 Index Future	R.J. O'Brien & Associates LLC	Short	40	12/21/2018	(3,635,715)	(43,077)
Gold 100 Oz Future(a)	R.J. O'Brien & Associates LLC	Short	9	12/26/2018	(1,093,500)	(17,309)
Long Gilt Future	R.J. O'Brien & Associates LLC	Short	28	12/27/2008	(4,381,009)	(48,029)
NY Harbor ULSD Future(a)	R.J. O'Brien & Associates LLC	Long	21	11/30/2018	1,985,735	(1,391)
Sugar No. 11 (World) Future(a)	R.J. O'Brien & Associates LLC	Long	135	02/28/2019	1,994,328	(103,806)
Equity Contracts
Nikkei 225 Index Future	R.J. O'Brien & Associates LLC	Short	33	12/13/2018	(3,596,175)	(32,579)
S&P 500 E-Mini Future	R.J. O'Brien & Associates LLC	Short	14	12/21/2018	(1,897,770)	(3,124)
					$(8,626,231)	$(308,422)

Common Abbreviations:

FTSE - Financial Times and the London Stock Exchange

S&P - Standard and Poor's

ULSD - Ultra Low Sulfur Diesel

(a)	Owned by an entity that is owned by the Fund and is consolidated as described in Note 1 of the Notes to the Consolidated Financial Statements.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

Semi-Annual Report | October 31, 2018	11

Aspen Portfolio Strategy Fund	Consolidated Schedule of Investments

October 31, 2018 (Unaudited)

	Shares	Value (Note 2)
EXCHANGE TRADED FUNDS (75.88%)
SPDR® S&P 500® ETF Trust	138,319	$37,433,303
iShares® Core S&P 500® ETF	37,179	10,140,944

TOTAL EXCHANGE TRADED FUNDS
(Cost $42,836,476)		47,574,247

SHORT TERM INVESTMENTS (15.99%)
MONEY MARKET FUND (15.99%)
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares, 7-day yield, 2.071%	10,026,338	10,026,338
TOTAL SHORT TERM INVESTMENTS
(Cost $10,026,338)		10,026,338

TOTAL INVESTMENTS (91.87%)
(Cost $52,862,814)		$57,600,585

Other Assets In Excess Of Liabilities (8.13%)		5,099,219	(a)

NET ASSETS (100.00%)		$62,699,804

(a)	Includes cash which is being held as collateral for futures contracts.

12

Aspen Portfolio Strategy Fund	Consolidated Schedule of Investments

October 31, 2018 (Unaudited)

FUTURES CONTRACTS

At October 31, 2018, the Fund had the following outstanding futures contracts:

Description	Counterparty	Position	Contracts	Expiration Date	Notional Value	Value and Unrealized Appreciation
Commodity Contracts
Copper Future(a)	R.J. O'Brien & Associates LLC	Short	35	12/27/2018	$(2,326,625)	$114,536
Silver Future(a)	R.J. O'Brien & Associates LLC	Short	48	12/27/2018	(3,427,680)	34,689
Soybean Future(a)	R.J. O'Brien & Associates LLC	Short	81	01/14/2019	(3,449,587)	35,513
WTI Crude Future(a)	R.J. O'Brien & Associates LLC	Short	18	11/19/2018	(1,175,580)	31,901
Equity Contracts
Euro Stoxx 50 Index Future	R.J. O'Brien & Associates LLC	Short	172	12/21/2018	(6,222,419)	187,890
Nikkei 225 Index Future	R.J. O'Brien & Associates LLC	Short	38	12/13/2018	(4,141,050)	31,102
Foreign Currency Contracts
Australian Dollar Currency Future	R.J. O'Brien & Associates LLC	Short	197	12/17/2018	(13,941,690)	68,780
Canadian Dollar Currency Future	R.J. O'Brien & Associates LLC	Short	122	12/18/2018	(9,271,390)	56,426
Euro FX Currency Future	R.J. O'Brien & Associates LLC	Short	98	12/17/2018	(13,910,488)	224,534
Japanese Yen Currency Future	R.J. O'Brien & Associates LLC	Short	42	12/17/2018	(4,659,638)	20,609
Interest Rate Contracts
10 Year U.S. Treasury Note Future	R.J. O'Brien & Associates LLC	Short	125	12/19/2018	(14,804,688)	76,266
Canadian 10 Year Bond Future	R.J. O'Brien & Associates LLC	Short	98	12/18/2018	(9,837,593)	32,391
					$(87,168,428)	$914,637

Description	Counter party	Position	Contracts	Expiration Date	Notional Value	Value and Unrealized Depreciation
Commodity Contracts
Corn Future(a)	R.J. O'Brien & Associates LLC	Long	126	12/14/2018	$2,288,475	$(73,741)
FTSE 100 Index Future	R.J. O'Brien & Associates LLC	Short	45	12/21/2018	(4,090,180)	(16,113)
Gold 100 Oz Future(a)	R.J. O'Brien & Associates LLC	Short	9	12/26/2018	(1,093,500)	(16,899)
Long Gilt Future	R.J. O'Brien & Associates LLC	Short	32	12/27/2008	(5,006,867)	(62,777)
NY Harbor ULSD Future(a)	R.J. O'Brien & Associates LLC	Long	24	11/30/2018	2,269,411	(6,533)
Sugar No. 11 (World) Future(a)	R.J. O'Brien & Associates LLC	Long	154	02/28/2019	2,275,011	(113,254)
Equity Contracts
S&P 500 E-Mini Future	R.J. O'Brien & Associates LLC	Long	94	12/21/2018	12,742,170	(751,475)
Interest Rate Contracts
Euro-Bond Future	R.J. O'Brien & Associates LLC	Long	27	12/10/2008	4,901,001	(220)
					$14,285,521	$(1,041,012)

Common Abbreviations:

FTSE - Financial Times and the London Stock Exchange

S&P - Standard and Poor's

ULSD - Ultra Low Sulfur Diesel

(a)	Owned by an entity that is owned by the Fund and is consolidated as described in Note 1 of the Notes to the Consolidated Financial Statements.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

Semi-Annual Report | October 31, 2018	13

Aspen Funds	Consolidated Statements of Assets & Liabilities

October 31, 2018 (Unaudited)

	Aspen Managed Futures Strategy Fund	Aspen Portfolio Strategy Fund
ASSETS:
Investments, at value	$49,102,224	$57,600,585
Foreign cash due from broker for futures contracts(Cost $167,149 and $123,804) (Note 3)	167,149	123,597
Deposit with broker for futures contracts (Note 3)	7,354,839	4,329,133
Receivable for investments sold	383,808	190,956
Receivable for shares sold	11,726	1,105
Variation margin receivable	271,913	643,217
Interest receivable	10,024	14,928
Prepaid and other assets	23,439	5,207
Total assets	57,325,122	62,908,728

LIABILITIES:

Foreign cash due to broker for futures contracts (Note 3)	165,563	24,872
Payable to advisor	39,035	52,708
Payable for investments purchased	312	66
Variation margin payable	19,173	41,253
Payable for shares redeemed	383,467	37,115
Payable for administration fees	16,955	19,140
Payable for distribution and service fees
Class A	2,099	2,192
Payable for transfer agency fees	8,683	6,829
Delegated transfer agent equivalent services fees
Class A	56	–
Class I	12,863	2,976
Payable for trustee fees and expenses	6,886	6,476
Payable for professional fees	14,893	9,702
Payable for chief compliance officer fees	5,258	2,611
Payable for principal financial officer fees	569	283
Payable for licensing fees	13,012	–
Accrued expenses and other liabilities	4,271	2,701
Total liabilities	693,095	208,924
NET ASSETS	$56,632,027	$62,699,804

NET ASSETS CONSIST OF:
Paid-in capital (Note 5)	$85,560,287	$61,074,376
Total distributable earnings	$(28,928,260)	$1,625,428
NET ASSETS	$56,632,027	$62,699,804
INVESTMENTS, AT COST	$49,128,628	$52,862,814
PRICING OF SHARES:
Class A:
Net Asset Value, offering and redemption price per share	$7.75	$25.43
Net Assets	$1,718,057	$2,844,777
Shares of beneficial interest outstanding	221,728	111,863
Maximum offering price per share (NAV/0.9450), based on maximum sales charge of 5.50% of the offering price	$8.20	$26.91

Class I:
Net Asset Value, offering and redemption price per share	$7.89	$25.52
Net Assets	$54,913,970	$59,855,027
Shares of beneficial interest outstanding	6,956,942	2,345,659

See Notes to Consolidated Financial Statements.

14

Aspen Funds	Consolidated Statements of Operations

For the Six Months Ended October 31, 2018 (Unaudited)

	Aspen Managed Futures Strategy Fund	Aspen Portfolio Strategy Fund
INVESTMENT INCOME:
Interest	$575,195	$–
Dividends	61,232	516,906
Total investment income	636,427	516,906

EXPENSES:
Investment advisory fees (Note 6)	282,932	292,590
Investment advisory fees - subsidiary (Note 6)	58,772	7,320
Administrative fees	103,180	85,579
Distribution and service fees
Class A	6,173	6,083
Transfer agency fees	26,095	26,078
Delegated transfer agent equivalent services fees
Class A	73	–
Class I	32,528	14,266
Professional fees	14,543	16,702
Custodian fees	5,612	5,037
Trustee fees and expenses	7,397	6,918
Principal financial officer fees	1,543	975
Chief compliance officer fees	14,272	9,014
Licensing fees	94,311	–
Other	22,791	23,637
Total expenses before waiver/reimbursement	670,222	494,199
Waiver of investment advisory fees (Note 6)	(23,658)	(29,308)
Waiver of investment advisory fees - subsidiary (Note 6)	(58,772)	(7,320)
Total net expenses	587,792	457,571
NET INVESTMENT INCOME	48,635	59,335

Net realized gain/(loss) on investments	(4,560)	166,160
Net realized loss on futures contracts	(1,806,276)	(2,321,720)
Net realized gain/(loss) on foreign currency transactions	25,588	(21,290)
Total net realized loss	(1,785,248)	(2,176,850)
Net change in unrealized appreciation of investments	57,115	435,236
Net change in unrealized appreciation on futures contracts	655,677	506,147
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currency transactions	(11,369)	1,628
Net change in unrealized appreciation	701,423	943,011
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(1,083,825)	(1,233,839)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,035,190)	$(1,174,504)

See Notes to Consolidated Financial Statements.

Semi-Annual Report | October 31, 2018	15

Aspen Managed Futures Strategy Fund	Consolidated Statement of Changes in Net Assets

	For the Six Months Ended October 31, 2018 (Unaudited)	For the Year Ended April 30, 2018
OPERATIONS:
Net investment income/(loss)	$48,635	$(659,959)
Net realized loss	(1,785,248)	(5,221,890)
Net change in unrealized appreciation	701,423	2,248,600
Net decrease in net assets resulting from operations	(1,035,190)	(3,633,249)

SHARE TRANSACTIONS (Note 5):
Class A
Proceeds from sales of shares	214,997	1,957,143
Cost of shares redeemed	(1,907,107)	(4,685,659)
Redemption fees	2,248	40
Class I
Proceeds from sales of shares	3,079,264	36,658,111
Cost of shares redeemed	(32,509,667)	(142,925,441)
Redemption fees	522	7,858
Net decrease from share transactions	(31,119,743)	(108,987,948)

Net decrease in net assets	(32,154,933)	(112,621,197)

NET ASSETS:
Beginning of period	88,786,960	201,408,157
End of period	$56,632,027	$88,786,960 (a)

Other Information:
SHARE TRANSACTIONS:
Class A
Sold	27,677	244,494
Redeemed	(245,576)	(584,494)
Net decrease in shares outstanding	(217,899)	(340,000)

Class I
Sold	386,423	4,482,058
Redeemed	(4,105,867)	(17,442,220)
Net decrease in shares outstanding	(3,719,444)	(12,960,162)

(a)	For the year ended April 30, 2018, included Accumulated Net Investment loss of $367,562.

See Notes to Consolidated Financial Statements.

16

Aspen Portfolio Strategy Fund	Consolidated Statement of Changes in Net Assets

	For the Six Months Ended October 31, 2018 (Unaudited)	For the Year Ended April 30, 2018
OPERATIONS:
Net investment income	$59,335	$60,396
Net realized gain/(loss)	(2,176,850)	10,886
Net change in unrealized appreciation	943,011	3,022,499
Net increase/(decrease) in net assets resulting from operations	(1,174,504)	3,093,781

DISTRIBUTIONS TO SHAREHOLDERS (Note 4):
From distributable earnings
Class I	–	(44,849)
Class A	–	(881,756)
Net decrease in net assets from distributions	–	(926,605	)(a)

SHARE TRANSACTIONS (Note 5):
Class A
Proceeds from sales of shares	514,312	717,112
Distributions reinvested	–	44,794
Cost of shares redeemed	(352,971)	(345,910)
Class I
Proceeds from sales of shares	16,398,904	9,638,520
Distributions reinvested	–	767,869
Cost of shares redeemed	(2,948,138)	(6,046,036)
Redemption fees	69	284
Net increase from share transactions	13,612,176	4,776,633

Net increase in net assets	12,437,672	6,943,809

NET ASSETS:
Beginning of period	50,262,132	43,318,323
End of period	$62,699,804	$50,262,132	(b)

Other Information:
SHARE TRANSACTIONS:
Class A
Sold	19,267	27,302
Distributions reinvested	–	1,679
Redeemed	(13,151)	(13,079)
Net increase in shares outstanding	6,116	15,902

Class I
Sold	617,525	361,712
Distributions reinvested	–	28,731
Redeemed	(109,457)	(232,745)
Net increase in shares outstanding	508,068	157,698

(a)	For the year ended April 30, 2018, Total Distributions consisted of Net Investment Income of $10,269 for Class A and $268,936 for Class I, and Net Realized Gains of $34,580 for Class A and $612,820 for Class I.
(b)	For the year ended April 30, 2018, included Accumulated Net Investment loss of $24,568.

See Notes to Consolidated Financial Statements.

Semi-Annual Report | October 31, 2018	17

Aspen Managed Futures Strategy Fund – Class A	Consolidated Financial Highlights

For a share outstanding throughout the periods presented.

	For the Six Months Ended October 31, 2018 (Unaudited) (a)		For the Year Ended April 30, 2018 (a)		For the Year Ended April 30, 2017 (a)		For the Year Ended April 30, 2016 (a)		For the Year Ended April 30, 2015 (a)	For the Year Ended April 30, 2014 (a)
NET ASSET VALUE, BEGINNING OF PERIOD	$7.85		$8.12		$8.83		$10.01		$8.97	$9.29
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.00)		(0.06)		(0.04)		(0.12)		(0.14)	(0.16)
Net realized and unrealized gain/(loss) on investments	(0.11)		(0.21)		(0.57)		(0.39)		1.39	(0.05)
Total from investment operations	(0.11)		(0.27)		(0.61)		(0.51)		1.25	(0.21)
LESS DISTRIBUTIONS:
From net investment income	–		–		(0.10)		(0.14)		–	–
Distributions from net realized gain on investments	–		–		–		(0.53)		(0.21)	(0.12)
Total distributions	–		–		(0.10)		(0.67)		(0.21)	(0.12)
REDEMPTION FEES ADDED TO PAID IN CAPITAL	0.01		0.00	(c)	0.00	(c)	0.00	(c)	0.00 (c)	0.01
INCREASE/(DECREASE) IN NET ASSET VALUE	(0.10)		(0.27)		(0.71)		(1.18)		1.04	(0.32)
NET ASSET VALUE, END OF PERIOD	$7.75		$7.85		$8.12		$8.83		$10.01	$8.97

TOTAL RETURN(d)	(1.27	%)(e)	(3.33%)		(6.97%)		(5.20%)		14.00%	(2.15%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000's)	$1,718		$3,452		$6,331		$19,682		$23,850	$12,914

RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding fee waivers/reimbursements	1.76%	(f)(g)	1.66	%(g)	1.00	%(g)	1.56	%(g)	1.64%	1.83%
Operating expenses including fee waivers/reimbursements	1.76	%(f)	1.66%		1.00%		1.56%		1.64%	1.83%
Net investment loss including fee waivers/reimbursements	(0.06	%)(f)	(0.72%)		(0.52%)		(1.24%)		(1.50%)	(1.72%)

PORTFOLIO TURNOVER RATE	0	%(e)	0%		31%		58%		38%	90%

(a)	Per share amounts and ratios to average net assets include income and expenses of the Aspen Futures Fund Ltd. (subsidiary), exclusive of the subsidiary's management fee.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Less than $0.005 per share.
(d)	Total return does not reflect the effect of sales charges.
(e)	Not annualized.
(f)	Annualized.
(g)	The ratio of operating expenses excluding fee waiver/reimbursements to average net assets is calculated excluding the waived Subsidiary management fee (see Note 6 for additional detail). The ratio inclusive of that fee would be 1.92%, 1.76%, 1.07% and 1.64% for the period/years ended October 31, 2018, April 30, 2018, April 30, 2017 and April 30, 2016, respectively.

See Notes to Consolidated Financial Statements.

18

Aspen Managed Futures Strategy Fund – Class I	Consolidated Financial Highlights

For a share outstanding throughout the periods presented.

	For the Six Months Ended October 31, 2018 (Unaudited) (a)		For the Year Ended April 30, 2018 (a)		For the Year Ended April 30, 2017 (a)		For the Year Ended April 30, 2016 (a)		For the Year Ended April 30, 2015 (a)	For the Year Ended April 30, 2014 (a)
NET ASSET VALUE, BEGINNING OF PERIOD	$7.99		$8.25		$8.98		$10.17		$9.07	$9.36
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(b)	0.01		(0.04)		(0.07)		(0.09)		(0.11)	(0.11)
Net realized and unrealized gain/(loss) on investments	(0.11)		(0.22)		(0.58)		(0.40)		1.42	(0.06)
Total from investment operations	(0.10)		(0.26)		(0.65)		(0.49)		1.31	(0.17)
LESS DISTRIBUTIONS:
From net investment income	–		–		(0.08)		(0.17)		–	–
Distributions from net realized gain on investments	–		–		–		(0.53)		(0.21)	(0.12)
Total distributions	–		–		(0.08)		(0.70)		(0.21)	(0.12)
REDEMPTION FEES ADDED TO PAID IN CAPITAL	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)	0.00 (c)	0.00 (c)
INCREASE/(DECREASE) IN NET ASSET VALUE	(0.10)		(0.26)		(0.73)		(1.19)		1.10	(0.29)
NET ASSET VALUE, END OF PERIOD	$7.89		$7.99		$8.25		$8.98		$10.17	$9.07

TOTAL RETURN	(1.25	%)(d)	(3.15%)		(7.33%)		(4.97%)		14.51%	(1.81%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000's)	$54,914		$85,335		$195,077		$264,598		$242,575	$167,258

RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding fee waivers/reimbursements	1.62%	(e)(f)	1.46	%(f)	1.28	%(f)	1.22	%(f)	1.25%	1.30%
Operating expenses including fee waivers/reimbursements	1.55	%(e)	1.46%		1.28%		1.22%		1.25%	1.30%
Net investment income/(loss) including fee waivers/reimbursements	0.14	%(e)	(0.53%)		(0.78%)		(0.94%)		(1.11%)	(1.20%)

PORTFOLIO TURNOVER RATE	0	%(d)	0%		31%		58%		38%	90%

(a)	Per share amounts and ratios to average net assets include income and expenses of the Aspen Futures Fund Ltd. (subsidiary), exclusive of the subsidiary's management fee.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Less than $0.005 per share.
(d)	Not annualized.
(e)	Annualized.
(f)	The ratio of operating expenses excluding fee waiver/reimbursements to average net assets is calculated excluding the waived Subsidiary management fee (see Note 6 for additional detail). The ratio inclusive of that fee would be 1.78%, 1.56%, 1.35% and 1.30% for the period/years ended October 31, 2018, April 30, 2018, April 30, 2017 and April 30, 2016, respectively.

See Notes to Consolidated Financial Statements.

Semi-Annual Report | October 31, 2018	19

Aspen Portfolio Strategy Fund – Class A	Consolidated Financial Highlights

For a share outstanding throughout the periods presented.

	For the Six Months Ended October 31, 2018 (Unaudited)		For the Year Ended April 30, 2018(a)		For the Period Ended April 30, 2017(a)(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$25.81		$24.45		$25.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(c)	(0.01	)(d)	(0.02	)(d)	(0.03)
Net realized and unrealized gain/(loss) on investments	(0.37)		1.86		(0.52)
Total from investment operations	(0.38)		1.84		(0.55)
LESS DISTRIBUTIONS:
From net investment income	–		(0.11)		–
Distributions from net realized gain on investments	–		(0.37)		–
Total distributions	–		(0.47)		–
INCREASE/(DECREASE) IN NET ASSET VALUE	(0.38)		1.36		(0.55)
NET ASSET VALUE, END OF PERIOD	$25.43		$25.81		$24.45

TOTAL RETURN(e)	(1.47	%)(f)	7.44%		(2.20	%)(f)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000's)	$2,845		$2,730		$2,196

RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding fee waivers/reimbursements	1.87	%(g)(h)	1.93	%(h)	2.79	%(g)(h)
Operating expenses including fee waivers/reimbursements	1.81	%(g)	1.79%		1.95	%(g)
Net investment loss including fee waivers/reimbursements	(0.05	%)(g)	(0.09%)		(0.40	%)(g)

PORTFOLIO TURNOVER RATE	8	%(f)	0%		0	%(f)(i)

(a)	Per share amounts and ratios to average net assets include income and expenses of the Aspen Portfolio Strategy Fund Ltd. (subsidiary), exclusive of the subsidiary's management fee.
(b)	The Aspen Portfolio Strategy Fund is for the period from December 29, 2016 (commencement of operations) to April 30, 2017.
(c)	Per share numbers have been calculated using the average shares method.
(d)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(e)	Total return does not reflect the effect of sales charges.
(f)	Not annualized.
(g)	Annualized.
(h)	The ratio of operating expenses excluding fee waiver/reimbursements to average net assets is calculated excluding the waived Subsidiary management fee (see Note 6 for additional detail). The ratio inclusive of that fee would be 1.89%, 1.96% and 2.82% for the periods/year ended October 31, 2018, April 30, 2018 and for the period ended April 30, 2017, respectively.
(i)	Less than 0.05%.

See Notes to Consolidated Financial Statements.

20

Aspen Portfolio Strategy Fund – Class I	Consolidated Financial Highlights

For a share outstanding throughout the periods presented.

	For the Six Months Ended October 31, 2018 (Unaudited)		For the Year Ended April 30, 2018(a)		For the Period Ended April 30, 2017(a)(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$25.87		$24.48		$25.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.03		0.04		0.00	(d)(e)
Net realized and unrealized gain/(loss) on investments	(0.38)		1.88		(0.52)
Total from investment operations	(0.35)		1.92		(0.52)
LESS DISTRIBUTIONS:
From net investment income	–		(0.16)		–
Distributions from net realized gain on investments	–		(0.37)		–
Total distributions	–		(0.52)		–
REDEMPTION FEES ADDED TO PAID IN CAPITAL	0.00	(d)	0.00	(d)	0.00	(d)
INCREASE/(DECREASE) IN NET ASSET VALUE	(0.35)		1.39		(0.52)
NET ASSET VALUE, END OF PERIOD	$25.52		$25.87		$24.48

TOTAL RETURN	(1.35	%)(f)	7.76%		(2.08	%)(f)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000's)	$59,855		$47,532		$41,122

RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding fee waivers/reimbursements	1.65	%(g)(h)	1.75	%(h)	2.22	%(g)(h)
Operating expenses including fee waivers/reimbursements	1.55	%(g)	1.55%		1.55	%(g)
Net investment income including fee waivers/reimbursements	0.22	%(g)	0.14%		0.01	%(g)

PORTFOLIO TURNOVER RATE	8	%(f)	0%		0	%(f)(i)

(a)	Per share amounts and ratios to average net assets include income and expenses of the Aspen Portfolio Strategy Fund Ltd. (subsidiary), exclusive of the subsidiary's management fee.
(b)	The Aspen Portfolio Strategy Fund is for the period from December 29, 2016 (commencement of operations) to April 30, 2017.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Less than $0.005 per share.
(e)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(f)	Not annualized.
(g)	Annualized.
(h)	The ratio of operating expenses excluding fee waiver/reimbursements to average net assets is calculated excluding the waived Subsidiary management fee (see Note 6 for additional detail). The ratio inclusive of that fee would be 1.67%, 1.78% and 2.25% for the periods/year ended October 31, 2018, April 30, 2018 and for the period ended April 30, 2017, respectively.
(i)	Less than 0.05%.

See Notes to Consolidated Financial Statements.

Semi-Annual Report | October 31, 2018	21

Aspen Funds	Notes to Consolidated Financial Statements

October 31, 2018 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of October 31, 2017, the Trust consists of multiple separate portfolios or series. This semi-annual report describes the Aspen Managed Futures Strategy Fund and the Aspen Portfolio Strategy Fund (individually a “Fund” and collectively, the “Funds”). The Aspen Managed Futures Strategy Fund seeks investment results that replicate as closely as possible, before fees and expenses, the price and yield performance of the Aspen Managed Futures Beta Index (the “MFBI” or “Index”). The Aspen Portfolio Strategy Fund seeks long-term capital appreciation. The Funds offer Class A and Class I shares.

Basis of Consolidation

Aspen Futures Fund, Ltd. (the “Aspen Fund Subsidiary”), a Cayman Islands exempted company, is a wholly owned subsidiary of the Aspen Managed Futures Strategy Fund and Aspen Portfolio Strategy Fund, Ltd. (the “Aspen Portfolio Subsidiary”), a Cayman Islands exempted company, is a wholly owned subsidiary of the Aspen Portfolio Strategy Fund. The investment objective of both the Aspen Fund Subsidiary and the Aspen Portfolio Subsidiary (collectively the “Subsidiaries”) is designed to enhance the ability of the Funds to obtain exposure to equities, financial, currency and commodities markets consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. The Subsidiaries are subject to substantially the same investment policies and investment restrictions as the Funds. The Subsidiaries act as an investment vehicle for the Funds in order to effect certain commodity-related investments on behalf of the Funds. Investments in the Subsidiaries are expected to provide the Funds with exposure to the commodity markets within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and recent IRS revenue rulings, as discussed below under “Federal Income Taxes”. The Funds are the sole shareholder of the Subsidiaries pursuant to a subscription agreement dated as of August 2, 2011 for the Aspen Fund Subsidiary and December 16, 2016 for the Aspen Portfolio Subsidiary and it is intended that each Fund will remain the sole shareholder and will continue to control the Subsidiaries. Under the Articles of Association of the Subsidiaries, shares issued by the Subsidiaries confers upon a shareholder the right to wholly own and vote at general meetings of the Subsidiaries and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiaries. Each Fund may invest up to 25% of their total assets in shares of the Subsidiaries. All investments held by the Subsidiaries are disclosed in the accounts of each Fund. As a wholly owned subsidiary of the Funds, all assets and liabilities, income and expenses of the Subsidiaries are consolidated in the financial statements and financial highlights of the Funds. All investments held by the Subsidiaries are disclosed in the accounts of the Funds. As of October 31, 2018, net assets of the Aspen Managed Futures Strategy Fund were $56,632,027, of which net assets of $15,319,807 or 27.05%, represented the Fund’s ownership of all issued shares and voting rights of the Aspen Fund Subsidiary. As of October 31, 2018, net assets of the Aspen Portfolio Strategy Fund were $62,699,804, of which $944,973 or 2.18%, represented the Fund’s ownership of all issued shares and voting rights of the Aspen Portfolio Subsidiary.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds and Subsidiaries in preparation of the financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security.

22

Aspen Funds	Notes to Consolidated Financial Statements

October 31, 2018 (Unaudited)

Futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the-counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity.

Forward currency exchange contracts have a fair value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

Investment securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board.

When such prices or quotations are not available, or when Aspen Partners, Ltd. (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in their entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Semi-Annual Report | October 31, 2018	23

Aspen Funds	Notes to Consolidated Financial Statements

October 31, 2018 (Unaudited)

The following is a summary of each input used to value the Funds as of October 31, 2018:

Aspen Managed Futures Strategy Fund

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Short Term Investments Money Market Fund	$1,643,374	$–	$–	$1,643,374
U.S. Treasury Bills	–	47,458,850	–	47,458,850
TOTAL	$1,643,374	$47,458,850	$–	$49,102,224
Other Financial Instruments Assets:
Futures Contracts
Commodity Contracts	$164,101	$–	$–	$164,101
Equity Contracts	120,358	–	–	120,358
Foreign Currency Contracts	382,901	–	–	382,901
Interest Rate Contracts	17,515	–	–	17,515
Liabilities:
Futures Contracts
Commodity Contracts	(272,719)	–	–	(272,719)
Equity Contracts	(35,703)	–	–	(35,703)
TOTAL	$376,453	$–	$–	$376,453

Aspen Portfolio Strategy Fund

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$47,574,247	$–	$–	$47,574,247
Short Term Investments	10,026,338	–	–	10,026,338
TOTAL	$57,600,585	$–	$–	$57,600,585
Other Financial Instruments
Assets:
Futures Contracts
Commodity Contracts	$216,639	$–	$–	$216,639
Equity Contracts	218,992	–	–	218,992
Foreign Currency Contracts	370,349	–	–	370,349
Interest Rate Contracts	108,657	–	–	108,657
Liabilities:
Futures Contracts
Commodity Contracts	(289,317)	–	–	(289,317)
Equity Contracts	(751,475)	–	–	(751,475)
Interest Rate Contracts	(220)	–	–	(220)
TOTAL	$(126,375)	$–	$–	$(126,375)

24

Aspen Funds	Notes to Consolidated Financial Statements

October 31, 2018 (Unaudited)

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to their average daily net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Trust Expenses: Some expenses of the Trust can be directly attributed to each of the Funds. Expenses which cannot be directly attributed to the Funds are apportioned among all funds in the Trust based on average net assets of each fund.

Fund and Class Expenses: Expenses that are specific to a class of shares of the Funds, including distribution fees (Rule 12b-1 fees) and shareholder servicing fees, are charged directly to that share class. All expenses of the Funds, other than class specific expenses, are allocated daily to each class in proportion to their average daily net assets.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of their net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on distributed income and gains. The Funds are not subject to income taxes to the extent such distributions are made.

As of and during the year or period ended October 31, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: The Funds normally pay dividends and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income the Funds receive from their investments, including short term capital gains. Long term capital gains distributions are derived from gains realized when the Funds sell a security it has owned for more than a year. The Funds may make additional distributions and dividends at other times if the portfolio manager believes doing so may be necessary for the Funds to avoid or reduce taxes.

Semi-Annual Report | October 31, 2018	25

Aspen Funds	Notes to Consolidated Financial Statements

October 31, 2018 (Unaudited)

3. DERIVATIVE INSTRUMENTS

The Funds use derivatives (including futures) to pursue their investment objective. The Funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks may include (i) the risk that the counterparty to a derivative transaction may not fulfill their contractual obligations, (ii) risk of mispricing or improper valuation, and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the Funds to lose more than the principal amount invested. In addition, investments in derivatives involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Funds.

The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

In addition, use of derivatives may increase or decrease exposure to the following risk factors:

●	Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

●	Interest Rate Risk: When the Funds invest in fixed-income securities or derivatives, the value of an investment in the Funds will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed-income securities or derivatives owned by the Funds. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay their obligation early, reducing the amount of interest payments).

●	Foreign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country may interfere with international transactions in its currency. Counterparty credit risk arises when the counterparty will not fulfill its obligations to the Funds. Short sale risk arises from the sale of a security that is not owned, or any sale that is completed by the delivery of a security borrowed.

●	Commodity Risk: Exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors, as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Futures: The Funds and the Subsidiaries may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date. When the Funds or the Subsidiaries enter into a futures contract, it is required to deposit with (or for the benefit of) their broker an amount of cash or short-term high-quality securities as “initial margin”. The margin requirements are set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Funds upon termination of the contract, assuming all contractual obligations have been satisfied. As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin”, are made or received by the Funds or the Subsidiaries each day, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by the Funds. Variation margin does not represent a borrowing or loan by the Funds but is instead a settlement between the Funds and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. When the Funds or the Subsidiaries enter into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Funds’ or the Subsidiaries’ ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates. Futures contracts are exchange-traded. Exchange-traded futures are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risk to the Funds and the Subsidiaries are reduced. With exchange traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as a counterparty to all exchange traded futures, guarantees the futures against default.

26

Aspen Funds	Notes to Consolidated Financial Statements

October 31, 2018 (Unaudited)

Consolidated Statements of Assets and Liabilities – Fair Value of Derivative Instruments as of October 31, 2018:

Risk Exposure	Asset Derivatives Statements of Assets and Liabilities Location	Fair Value	Liabilities Derivatives Statements of Assets and Liabilities Location	Fair Value
Aspen Managed Futures Strategy Fund
Futures Contracts	Unrealized appreciation on futures contracts(a)	$684,875	Unrealized depreciation on futures contracts(a)	$308,422
		$648,875		$308,422

	Risk Exposure to Fund
	Commodity Contracts	$164,101		$272,719
	Equity Contracts	120,358		35,703
	Foreign Currency Contracts	382,901		–
	Interest Rate Contracts	17,515		–
		$684,875		$308,422
Aspen Portfolio Strategy Fund
Futures Contracts	Unrealized appreciation on futures contracts(a)	$914,637	Unrealized depreciation on futures contracts(a)	$1,041,012
		$914,637		$1,041,012

	Risk Exposure to Fund
	Commodity Contracts	216,639		289,317
	Equity Contracts	218,992		751,475
	Foreign Currency Contracts	370,349		–
	Interest Rate Contracts	108,657		220
		$914,637		$1,041,012

(a)	Represents cumulative appreciation/(depreciation) of futures contracts as reported in the Consolidated Schedule of Investments. Only the current day’s net variation margin is reported within the Consolidated Statements of Assets and Liabilities.

Semi-Annual Report | October 31, 2018	27

Aspen Funds	Notes to Consolidated Financial Statements

October 31, 2018 (Unaudited)

Consolidated Statements of Operations – The effect of Derivative Instruments for the six months ended October 31, 2018:

Derivatives Instruments	Location of Gain/(Loss) on Derivatives Statements of Operations	Realized Gain/(Loss) on Derivatives Statements of Operations	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Statements of Operations
Aspen Managed Futures Strategy Fund
Futures Contracts	Net realized loss on futures contracts/Net change in unrealized appreciation/ (depreciation) on futures contracts	$(1,806,276)	$655,677
		$(1,806,276)	$655,677

	Risk Exposure to Fund
	Commodity Contracts	$(1,198,491)	$66,913
	Equity Contracts	(549,772)	(143,976)
	Foreign Currency Contracts	1,023,004	382,273
	Interest Rate Contracts	(1,081,017)	350,467
		$(1,806,276)	$655,677
Aspen Portfolio Strategy Fund
Futures Contracts	Net realized loss on futures contracts/Net change in unrealized appreciation/ (depreciation) on futures contracts	$(2,321,720)	$506,147
		$(2,321,720)	$506,147

	Risk Exposure to Fund
	Commodity Contracts	$(1,170,723)	$(1,436)
	Equity Contracts	66,668	(359,582)
	Foreign Currency Contracts	(234,865)	541,440
	Interest Rate Contracts	(982,799)	325,725
		$(2,321,720)	$506,147

The average notional value of futures contracts, net of both long and short positions, held by the Aspen Managed Futures Strategy Fund and the Aspen Portfolio Strategy Fund during the six month period ended October 31, 2018 were $51,008,624 and $30,378,356, respectively.

4. TAX BASIS INFORMATION

Tax Basis of Investments: As of October 31, 2018, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized depreciation for Federal tax purposes was as follows:

	Cost of Investments	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Appreciation/(Depreciation) on Investments
Aspen Managed Futures Strategy Fund	$49,128,628	$1,047,443	$(697,394)	$350,049
Aspen Portfolio Strategy Fund	52,862,923	6,489,098	(1,877,811)	4,611,287

28

Aspen Funds	Notes to Consolidated Financial Statements

October 31, 2018 (Unaudited)

Tax Basis of Distributions to Shareholders: Distributions are determined in accordance with federal income tax regulations, which differ from U.S. GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

The tax character of distributions paid during the year ending April 30, 2018 were as follows:

	Ordinary Income	Long-Term Capital Gain
Aspen Managed Futures Strategy Fund	$–	$–
Aspen Portfolio Strategy Fund	538,089	388,516

The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of October 31, 2018.

5. SHARES OF BENEFICIAL INTEREST

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of each of the Funds of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Purchasers of the shares do not have any obligation to make payments to the Trust or its creditors solely by reason of the purchasers’ ownership of the shares. Shares have no pre-emptive rights.

Fund shares redeemed within 30 days of purchase may incur a 2% short-term redemption fee deducted from the redemption amount. The amount of redemption fees received during the period are presented in the Consolidated Statements of Changes in Net Assets.

6. MANAGEMENT AND RELATED-PARTY TRANSACTIONS

The Adviser, subject to the authority of the Board, is responsible for the overall management and administration of the Funds’ business affairs. The Adviser manages the investments of the Funds in accordance with the Funds’ investment objective, policies and limitations and investment guidelines established jointly by the Adviser and the Board. Pursuant to each Fund’s Investment Advisory Agreement, (the “Advisory Agreement”), the Aspen Managed Futures Strategy Fund will pay the Adviser an annual management fee of 0.75%, based on the Fund’s average daily net asset. The Aspen Portfolio Strategy Fund will pay the Adviser an annual management fee of 1.00%, based on the Fund’s average daily net assets. The management fee is paid on a monthly basis.

The Subsidiaries have each entered into a separate advisory agreement (collectively, the “Subsidiary Advisory Agreement”) with the Adviser for the management of each Subsidiary’s portfolio pursuant to which the Subsidiaries are obligated to pay the Adviser a management fee at the same rate that the Funds pay the Adviser for investment advisory services provided to the Funds. The Adviser has agreed to waive the advisory fee it receives from the Funds in an amount equal to the management fee paid by the Subsidiaries. This agreement may be terminated based on the terms of the Advisory Agreement. For the six month period ended October 31, 2018, this amount equaled $58,772 and $7,320 for Aspen Managed Futures Strategy Fund and the Aspen Portfolio Strategy Fund, respectively, and are disclosed in the Consolidated Statements of Operations. These waivers are not subject to reimbursement/recoupment.

The Adviser has contractually agreed to limit the Funds’ total annual fund operating expenses (exclusive of distribution and service (12b-1) fees, shareholder services fees, acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.55% of each of the Funds’ average daily net assets for each of Class A and Class I Shares. This agreement (the “Expense Agreement”) is in effect from September 1, 2018 through August 31, 2019 for the Funds. The prior Expense Agreement for the Aspen Managed Futures Strategy Fund was in effect from September 1, 2017 through August 31, 2018. The prior Expense Agreement for the Aspen Portfolio Strategy Fund was in effect from December 14, 2016 through August 31, 2018. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Funds’ expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. Notwithstanding the foregoing, the Funds will not be obligated to pay any such fees and expenses more than three years after the date of the waiver or reimbursement. The Adviser may not discontinue or modify this waiver prior to August 31, 2019 without the approval by the Funds’ Board of Trustees.

Semi-Annual Report | October 31, 2018	29

Aspen Funds	Notes to Consolidated Financial Statements

October 31, 2018 (Unaudited)

As of October 31, 2018, the fee waivers/reimbursements and recoupments of past waived fees were as follows:

Fund	Fees Waived/Reimbursed By Advisor	Recoupment of Past Waived Fees By Advisor	Total
Aspen Managed Futures Strategy Fund - Class A	$–	$–	$–
Aspen Managed Futures Strategy Fund - Class I	(23,658)	–	(23,658)
Aspen Portfolio Strategy Fund - Class A	(764)	–	(764)
Aspen Portfolio Strategy Fund - Class I	(28,544)	–	(28,544)

As of October 31, 2018, the balances of recoupable expenses for each Fund were as follows:

Fund	Expires 2019	Expires 2020	Expires 2021	Expires 2021	Total
Aspen Managed Futures Strategy Fund
Class A	$–	$–	$–	$–	$–
Class I	–	–	–	23,658	23,658
Aspen Portfolio Strategy Fund
Class A	–	8,063	3,450	764	12,277
Class I	–	61,839	89,774	28,544	180,157

Fund Administrator Fees and Expenses

ALPS Fund Services, Inc. (“ALPS”) serves as administrator to the Funds and the Funds have agreed to pay expenses incurred in connection with its administrative activities. Pursuant to an Administration Agreement, ALPS provides operational services to the Fund including, but not limited to, fund accounting and fund administration and generally assist in the Funds’ operations. Officers of the Trust are employees of ALPS. The Funds’ administration fee is accrued on a daily basis and paid monthly. Administration fees paid by the Funds for the six months ended October 31, 2018 are disclosed in the Consolidated Statements of Operations.

ALPS is reimbursed by the Funds for certain out-of-pocket expenses.

Transfer Agent

ALPS serves as transfer, dividend paying and shareholder servicing agent for the Funds. ALPS receives an annual minimum fee, a fee based upon the number of shareholder accounts, and is also reimbursed by the Funds for certain out-of-pocket expenses. Transfer agent fees paid by the Funds for the six month period ended October 31, 2018 are disclosed in the Consolidated Statements of Operations.

Compliance Services

ALPS provides services that assist the Trust’s chief compliance officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act and receives an annual base fee. ALPS is reimbursed for certain out-of-pocket expenses by the Funds. Compliance service fees paid by the Funds for the six month period ended October 31, 2018 are disclosed in the Consolidated Statements of Operations.

Principal Financial Officer

ALPS receives an annual fee for providing principal financial officer services to the Funds. Principal financial officer fees paid by the Funds for the six month period ended October 31, 2018 are disclosed in the Consolidated Statements of Operations.

Distributor

ALPS Distributors, Inc. (“ADI” or the “Distributor”) (an affiliate of ALPS) acts as the distributor of the Funds’ shares pursuant to a Distribution Agreement with the Trust. Shares are sold on a continuous basis by ADI as agent for the Funds, and ADI has agreed to use its best efforts to solicit orders for the sale of the Funds’ shares, although it is not obliged to sell any particular amount of shares. ADI is not entitled to any compensation for its services as Distributor. ADI is registered as a broker-dealer with the U.S. Securities and Exchange Commission.

The Funds have adopted a plan of distribution for Class A shares pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan allows the Funds to use Class A assets to pay fees in connection with the distribution and marketing of Class A shares and/or the provision of shareholder services to Class A shareholders. The Plan permits payment for services in connection with the administration of plans or programs that use Class A shares as their funding medium and for related expenses. The recipients of such payments may include the Distributor, other affiliates of the Adviser, broker-dealers, financial institutions, plan sponsors and administrators and other financial intermediaries through which investors may purchase shares of the Funds. The Plan permits the Funds to use their Class A assets to make total payments at an annual rate of up to 0.25% of the Funds’ average

30

Aspen Funds	Notes to Consolidated Financial Statements

October 31, 2018 (Unaudited)

daily net assets attributable to their Class A shares. The expenses of the plan are reflected as distribution and service fees in the Consolidated Statements of Operations.

The Funds have adopted a shareholder service plan (a “Shareholder Services Plan”) for Class A shares. Under the Shareholder Services Plan the Funds are authorized to compensate certain financial intermediaries, including broker-dealers and the Funds’ affiliates, which may include the Distributor, Adviser and/or the transfer agent (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% for Class A shares of the average daily net asset value of the Class A shares attributable to or held in the name of a Participating Organizations for its clients as compensation for providing shareholder service activities, which do not include distribution services, pursuant to an agreement with a Participating Organizations. Any amount of such payment not paid to the Participating Organizations during the Funds’ fiscal year for such service activities shall be reimbursed to the Funds as soon as practicable. Shareholder Services Plan fees are included with distribution and service fees on the Consolidated Statements of Operations. Fees recaptured pursuant to the Shareholder Services Plan for six month period ended October 31, 2018 are included as an offset to distribution and service fees as disclosed in the Consolidated Statements of Operations.

Certain intermediaries may charge networking, omnibus account or other administrative fees with respect to transactions in shares of the Funds. Transactions may be processed through the National Securities Clearing Corporation (“NSCC”) or similar systems or processed on a manual basis. These fees are paid by the Funds to the Distributor, which uses such fees to reimburse intermediaries. In the event an intermediary receiving payments from the Distributor on behalf of the Funds converts from a networking structure to an omnibus account structure or otherwise experiences increased costs, fees borne by the Funds may increase. Fees paid by the Funds for the six month period ended October 31, 2018 are disclosed in the Consolidated Statements of Operations as Delegated Transfer Agent Equivalent Services.

Index Licensing Services

The Aspen Managed Futures Strategy Fund has adopted an Index Licensing Agreement and the Adviser pursuant to which the Fund pays the Adviser a monthly annualized licensing fee of 0.25%, based on the Fund’s average daily net assets for the right to use the Index in connection with the Fund. Fees paid by the Fund for the six month period ended October 31, 2018 are disclosed in the Consolidated Statement of Operations as Licensing fees.

7. SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales (excluding short-term securities) of U.S. Government securities for the Aspen Managed Futures Strategy Fund and Exchange Traded Funds for the Aspen Portfolio Strategy Fund during the six month period ended October 31, 2018 were as follows:

Aspen Managed Futures Strategy Fund
Cost of Investments Purchased	$0
Proceeds from Investments Sold	$0
Aspen Portfolio Strategy Fund
Cost of Investments Purchased	$10,836,644
Proceeds from Investments Sold	$3,493,440

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses, which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

9. NEW ACCOUNTING PROUNCEMENTS

On October 4, 2018, the SEC amended Regulation S-X to require certain financial statement disclosure requirements to conform them to U.S. GAAP for investment companies. Effective November 4, 2018, the Funds adopted disclosure requirement changes for Regulation S-X and these changes are reflected throughout this report. The Funds’ adoption of those amendments, effective with the financial statements prepared as of October 31, 2018, had no effect on the Funds’ net assets or results of operations.

Semi-Annual Report | October 31, 2018	31

Aspen Funds	Notes to Consolidated Financial Statements

October 31, 2018 (Unaudited)

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2018-13, which changes the fair value measurement disclosure requirements of FASB Accounting Standards Codification Topic 820, Fair Value Measurement. The update to Topic 820 includes new, eliminated, and modified disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods. Early adoption is permitted for any eliminated or modified disclosures. Management is currently evaluating the impact of the ASU to the Funds’ financial statements.

32

Aspen Funds	Additional Information

October 31, 2018 (Unaudited)

1. FUND HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Funds’ Form N-Q are available without charge on the SEC website at http://www.sec.gov. You may also review and copy the Form N-Q at the SEC’s Public Reference Room in Washington, DC. For more information about the operation of the Public Reference Room, please call the SEC at 1-800-SEC-0330.

2. FUND PROXY VOTING POLICIES, PROCEDURES AND SUMMARIES

The Funds’ policies and procedures used in determining how to vote proxies and information regarding how the Fund voted proxies relating to portfolio securities during the most recent prior 12-month period ending June 30 are available without charge, (1) upon request, by calling (toll-free) 855-845-9444 and (2) on the SEC’s website at http://www.sec.gov.

Semi-Annual Report | October 31, 2018	33

Aspen Funds	Privacy Policy

October 31, 2018 (Unaudited)

Who We Are
Who is providing this notice?	Aspen Managed Futures Strategy Fund and Aspen Portfolio Strategy Fund.
What We Do
How do the Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How do the Funds collect my personal information?	We collect your personal information, for example, when you ● open an account ● provide account information or give us your contact information ● make a wire transfer or deposit money
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●   sharing for affiliates’ everyday business purposes - information about your creditworthiness

●   affiliates from using your information to market to you

●   sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Funds do not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ● The Funds do not jointly market.
Other Important Information
California Residents	If your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.
Vermont Residents	The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information.

34

Aspen Funds	Privacy Policy

October 31, 2018 (Unaudited)

FACTS	WHAT DO THE FUNDS DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●    Social Security number and account transactions

●    Account balances and transaction history

●    Wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do the Funds share:	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We do not share.
For joint marketing with other financial companies	No	We do not share.
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share.
For non-affiliates to market to you	No	We do not share.

Semi-Annual Report | October 31, 2018	35

This material must be accompanied or preceded by the prospectus.

THE DISCIPLINED GROWTH INVESTORS

FUND

2018

THE DISCIPLINED GROWTH INVESTORS

FUND

SEMI-ANNUAL REPORT

PHONE: 855.344.3863 • FAX: 866.205.1499 • PO BOX 275 • DENVER, CO 80201

OCTOBER 31, 2018 / DGIFUND.COM

SEMI-ANNUAL REPORT

SHAREHOLDER LETTER	1
PERFORMANCE UPDATE	3
DISCLOSURE OF FUND EXPENSES	5
PORTFOLIO OF INVESTMENTS	6
STATEMENT OF ASSETS AND LIABILITIES	17
STATEMENT OF OPERATIONS	18
STATEMENTS OF CHANGES IN NET ASSETS	19
FINANCIAL HIGHLIGHTS	20
NOTES TO FINANCIAL STATEMENTS	22
ADDITIONAL INFORMATION	29
PRIVACY POLICY	30

Disciplined Growth Investors’ goal is to communicate clearly and transparently with our clients and mutual fund shareholders. It is mutually beneficial when our shareholders understand how we invest, what we are currently thinking and forecasting, and the specific investment decisions we have made. Our views and opinions regarding the investment prospects of our portfolio holdings and the Fund are “forward looking statements” which may or may not be accurate over the long term. While we believe we have a reasonable basis for these forecasts and have confidence in our investment team’s views, actual results may differ materially from those we anticipate. Information provided in this report should not be considered a recommendation to purchase or sell any particular security.

You can identify forward looking statements as those including words such as “believe”, “expect”, “anticipate”, “forecast”, and similar statement. We cannot assure future performance. These forward-looking statements are made only as-of the date of this report. Following the publication of this report, we will not update any of the forward-looking statements included here.

This material must be preceded or accompanied by a prospectus. Please read the prospectus carefully before investing.

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website at www.dgifund.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

Beginning on January 1, 2019, you may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1.855.DGI.FUND (1-855-344-3863) to let the Fund know you wish to continue receiving paper copies of your shareholder reports.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at www.dgifund.com.

THE DISCIPLINED GROWTH INVESTORS FUND

OCTOBER 31, 2018	DGIFUND.COM

The Disciplined Growth Investors Fund	Shareholder Letter

October 31, 2018 (Unaudited)

Fund Performance and Asset Mix:

The Disciplined Growth Investor Fund’s (“The DGI Fund”) fiscal year midpoint is October 31st. For the 2018 fiscal year-to-date (5/1/18-10/31/18), The DGI Fund returned 3.13%.

During the last six months, The DGI Fund held 25 stocks that increased in value and 27 stocks that declined in value. The ten largest equity holdings accounted for 0.64% of the Fund’s total performance. Stocks in The DGI Fund returned 4.42% while bonds returned 0.37%.* The S&P 500® Total Return Index(a) , The DGI Fund’s benchmark, increased 3.40% during the last six months.

Past performance is no guarantee of future results.

With 68.3% stocks and 31.7% bonds and cash as of 10/31/18, we have positioned The DGI Fund to reflect our view that the investment environment favors stocks while recognizing bond yields are increasing as interest rates increase. This is the first time since The DGI Fund’s inception in which we are encouraged by the change in the bond environment. Although increases in rates may cause reduction in the value of bonds in the shorter term, they should increase the yield to maturity for new investments versus what we experienced in The DGI Fund’s past.

You can find additional performance information and a full list of The DGI Fund’s holdings in this Semi Annual report and at www.dgifund.com.

Portfolio Activity:

In the past six months, our investment team added one new stock to The DGI Fund and increased the position size of another (Power Integrations and SuperMicro, respectively). We sold two holdings - the remaining position of Altaba, Inc and of Ethan Allen Interiors.

Power Integrations (POWI) develops and manufactures the technology found in power supplies for many electronic devices like cell phones, personal computers, televisions, appliances, etc. Increasing interest in power conservation and greater device complexity is fueling demand for their capabilities. The company’s relentless focus on product innovation has also enabled it to enter previously untapped markets.

Supermicro (SMCI) designs high-performance servers for corporations and cloud-based service providers to use in their data centers. The company has experienced accounting issues related to some of their resellers causing concern with investors and depressing the stock price. An agreement between the company and their lenders eased our concerns regarding this matter, so we modestly increased the Fund’s investment.

We sold the position in Altaba due to business execution risk. After Yahoo was split apart and sold off, Altaba was created to hold the remaining assets, primarily equity of Chinese eCommerce giant Alibaba group. As such, Altaba is a closed-end fund and it’s business model and expected return prospects did not fit our objectives with The DGI Fund.

Ethan Allen was also sold due to business execution risk. The DGI Fund had held the stock for several years. Over time, it became apparent to our investment team the company faced significant headwinds which have prevented it from reaching its stated milestones.

Sincerely,

Portfolio Manager
Disciplined Growth Investors, Inc.

Semi-Annual Report | October 31, 2018	1

The Disciplined Growth Investors Fund	Shareholder Letter

October 31, 2018 (Unaudited)

*	Asset class-specific performance is before fees. The Fund’s single fee – the management fee – is paid from the Fund’s holding of cash. Total Fund net-of-fees performance is presented in this letter, later in this annual report, and is updated monthly on the Fund’s website, www.dgifund.com.

The views of Disciplined Growth Investors, Inc. and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writers’ current views. The views expressed are those of the Fund’s adviser only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the portfolios or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither Disciplined Growth Investors, Inc. nor the Fund accepts any liability for losses either direct or consequential caused by the use of this information.

The Fund is distributed by ALPS Distributors, Inc.

The Fund is subject to investment risks, including possible loss of the principal amount invested and therefore is not suitable for all investors. The Fund may not achieve its objectives.

Diversification does not eliminate the risk of experiencing investment losses.

Fred Martin is a registered representative of ALPS Distributors, Inc. CFA Institute Marks are trademarks owned by the CFA Institute.

(a)	The S&P 500® Total Return Index is an unmanaged index of 500 common stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly in the Index.

2	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Performance Update

October 31, 2018 (Unaudited)

Annualized Total Return Performance (for the period ended October 31, 2018)

	6 month	Calendar YTD	1 Year	3 Year	5 Year	Since Inception*
The Disciplined Growth Investors Fund	3.13%	3.34%	7.58%	9.68%	8.65%	11.63%
S&P 500® Total Return Index(1)	3.40%	3.01%	7.35%	11.52%	11.34%	14.61%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please call 1.855.DGI.FUND.

The table does not reflect the deductions of taxes a shareholder would pay on Fund distributions or redemptions of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested.

Returns for periods less than 1 year are cumulative.

*	Fund Inception date of August 12, 2011.

(1)	The S&P 500® Total Return Index is an unmanaged index of 500 common stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly in the Index.

Semi-Annual Report | October 31, 2018	3

The Disciplined Growth Investors Fund	Performance Update

October 31, 2018 (Unaudited)

Growth of $10,000 Investment in the Fund (for the period ended October 31, 2018)

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

Industry Sector Allocation
(as a % of Net Assets)*

Technology	30.61%
Consumer Discretionary	15.93%
Health Care	11.86%
Industrials	6.67%
Financials	0.58%
Energy	1.93%
Consumer, Cyclical	0.76%
Corporate Bonds	21.35%
Foreign Corporate Bonds	0.45%
Foreign Government Bonds	0.50%
Government & Agency Obligations	6.80%
Short Term Investments	2.36%
Other Assets in Excess of Liabilities	0.20%

Top Ten Holdings
(as a % of Net Assets)*

Edwards Lifesciences Corp.	4.74%
TJX Cos., Inc.	4.02%
U.S. Treasury Note	3.26%
Intuit, Inc.	3.07%
Autodesk, Inc.	2.75%
Intuitive Surgical, Inc.	2.61%
Middleby Corp.	2.32%
U.S. Treasury Note	2.30%
Open Text Corp.	2.29%
Ubiquiti Networks, Inc.	2.28%
Top Ten Holdings	29.64%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

4	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Disclosure of Fund Expenses

October 31, 2018 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of May 1, 2018 through October 31, 2018.

Actual Expenses The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2018	Ending Account Value 10/31/2018	Expense Ratio(a)	Expenses Paid During period 5/1/2018 - 10/31/2018(b)
Actual	$1,000.00	$1,031.30	0.78%	$3.99
Hypothetical (5% return before expenses)	$1,000.00	$1,021.27	0.78%	$3.97

(a)	The Fund's expense ratios have been annualized based on the Fund's most recent fiscal half-year expenses.

(b)	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184)/365 (to reflect the half-year period).

Semi-Annual Report | October 31, 2018	5

The Disciplined Growth Investors Fund	Portfolio of Investments

October 31, 2018 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (68.34%)
CONSUMER DISCRETIONARY (15.93%)
Apparel & Textile Products (1.63%)
Ralph Lauren Corp.	13,293	$1,722,906
Under Armour, Inc. , Class A(a)	79,530	1,758,408
		3,481,314

Automotive (2.10%)
Gentex Corp.	141,545	2,979,523
Gentherm, Inc. (a)	35,055	1,529,800
		4,509,323

Gaming, Lodging & Restaurants (2.18%)
Cheesecake Factory, Inc.	21,872	1,057,292
Royal Caribbean Cruises, Ltd.	34,582	3,621,773
		4,679,065

Leisure (0.38%)
TripAdvisor, Inc. (a)	15,752	821,309

Passenger Transportation (1.16%)
JetBlue Airways Corp. (a)	148,200	2,479,386

Retail - Consumer Discretionary (8.48%)
L Brands, Inc.	66,387	2,152,267
Nordstrom, Inc.	48,625	3,198,066
Sleep Number Corp. (a)	83,483	3,036,277
TJX Cos., Inc.	78,530	8,628,876
Urban Outfitters, Inc. (a)	29,790	1,175,513
		18,190,999

TOTAL CONSUMER DISCRETIONARY		34,161,396

CONSUMER, CYCLICAL (0.76%)
Retail (0.76%)
MSC Industrial Direct Co., Inc. , Class A	20,127	1,631,495

TOTAL CONSUMER, CYCLICAL		1,631,495

6	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Portfolio of Investments

October 31, 2018 (Unaudited)

	Shares	Value (Note 2)
ENERGY (1.93%)
Oil, Gas & Coal (1.93%)
Core Laboratories NV	10,952	$933,549
Southwestern Energy Co. (a)	449,566	2,400,682
Ultra Petroleum Corp. (a)	674,376	809,251
		4,143,482

TOTAL ENERGY		4,143,482

FINANCIALS (0.58%)
Banks (0.58%)
TCF Financial Corp.	59,817	1,248,979

TOTAL FINANCIALS		1,248,979

HEALTH CARE (11.86%)
Medical Equipment & Devices (11.86%)
Align Technology, Inc. (a)	21,976	4,861,091
Edwards Lifesciences Corp. (a)	68,845	10,161,522
Intuitive Surgical, Inc. (a)	10,754	5,604,770
Myriad Genetics, Inc. (a)	39,887	1,796,111
Varian Medical Systems, Inc. (a)	25,305	3,020,658
		25,444,152

TOTAL HEALTH CARE		25,444,152

INDUSTRIALS (6.67%)
Electrical Equipment (0.57%)
Cognex Corp.	28,730	1,230,793

Machinery (3.14%)
Graco, Inc.	43,386	1,762,773
Middleby Corp. (a)	44,321	4,977,249
		6,740,022

Manufactured Goods (1.48%)
Proto Labs, Inc. (a)	26,585	3,175,578

Transportation & Logistics (1.48%)
Landstar System, Inc.	31,615	3,164,345

TOTAL INDUSTRIALS		14,310,738

Semi-Annual Report | October 31, 2018	7

The Disciplined Growth Investors Fund	Portfolio of Investments

October 31, 2018 (Unaudited)

	Shares	Value (Note 2)
TECHNOLOGY (30.61%)
Design, Manufacturing & Distribution (2.24%)
Plexus Corp. (a)	82,267	$4,804,393

Hardware (9.76%)
Dolby Laboratories, Inc. , Class A	51,611	3,551,353
Garmin, Ltd.	49,230	3,257,057
Plantronics, Inc.	51,072	3,011,716
Seagate Technology PLC	72,240	2,906,215
Super Micro Computer, Inc. (a)	99,178	1,299,232
Ubiquiti Networks, Inc.	52,537	4,890,669
ViaSat, Inc. (a)	31,601	2,014,880
		20,931,122

Semiconductors (2.60%)
Microchip Technology, Inc.	29,315	1,928,341
Power Integrations, Inc.	52,773	2,972,175
Synaptics, Inc. (a)	18,022	676,546
		5,577,062

Software (11.88%)
Akamai Technologies, Inc. (a)	53,182	3,842,399
Autodesk, Inc. (a)	45,567	5,889,535
Intuit, Inc.	31,241	6,591,851
Manhattan Associates, Inc. (a)	31,890	1,522,429
Open Text Corp.	145,199	4,907,726
RealPage, Inc. (a)	51,517	2,730,401
		25,484,341

Technology Services (4.13%)
FactSet Research Systems, Inc.	20,188	4,517,267
IHS Markit, Ltd. (a)	25,911	1,361,105
Medidata Solutions, Inc. (a)	24,130	1,696,339
Paychex, Inc.	19,487	1,276,203
		8,850,914

TOTAL TECHNOLOGY		65,647,832

TOTAL COMMON STOCKS
(Cost $95,860,160)		146,588,074

8	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Portfolio of Investments

October 31, 2018 (Unaudited)

	Principal Amount	Value (Note 2)
CORPORATE BONDS (21.35%)
COMMUNICATIONS (1.35%)
Cable & Satellite (0.36%)
Comcast Corp.
3.375% 08/15/2025	$810,000	$779,955

Entertainment Content (0.33%)
CBS Corp.
4.000%01/15/2026	717,000	695,039

Wireless Telecommunications Services (0.66%)
AT&T, Inc.
4.250% 03/01/2027	741,000	719,933
4.450% 04/01/2024	4,000	4,044
Verizon Communications, Inc.
4.125% 03/16/2027	698,000	691,775
		1,415,752
TOTAL COMMUNICATIONS		2,890,746
CONSUMER DISCRETIONARY (2.64%)
Airlines (0.32%)
Southwest Airlines Co.
3.000% 11/15/2026	756,000	693,091

Apparel & Textile Products (0.32%)
Cintas Corp. No 2
3.700% 04/01/2027	710,000	686,004

Automobiles Manufacturing (0.61%)
Ford Motor Co.
4.346% 12/08/2026	725,000	658,767
General Motors Co.
4.875% 10/02/2023	650,000	658,607
		1,317,374
Restaurants (0.32%)
McDonald's Corp.
6.300% 03/01/2038	575,000	677,640

Retail - Consumer Discretionary (1.07%)
Advance Auto Parts, Inc.
4.500% 12/01/2023	620,000	631,813
5.750% 05/01/2020	3,000	3,089
Amazon.com, Inc.
5.200% 12/03/2025	885,000	959,776

Semi-Annual Report | October 31, 2018	9

The Disciplined Growth Investors Fund	Portfolio of Investments

October 31, 2018 (Unaudited)

	Principal Amount	Value (Note 2)
Retail - Consumer Discretionary (continued)
Lowe's Cos., Inc.
2.500% 04/15/2026	$770,000	$697,814
		2,292,492
TOTAL CONSUMER DISCRETIONARY		5,666,601
CONSUMER STAPLES (0.96%)
Food & Beverage (0.32%)
Anheuser-Busch InBev Finance, Inc.
3.650% 02/01/2026	715,000	679,230

Mass Merchants (0.34%)
Costco Wholesale Corp.
2.750% 05/18/2024	760,000	732,777

Supermarkets & Pharmacies (0.30%)
CVS Health Corp.
5.000% 12/01/2024	620,000	642,591

TOTAL CONSUMER STAPLES		2,054,598
ENERGY (2.23%)
Exploration & Production (0.29%)
Conoco Funding Co.
7.250% 10/15/2031	496,000	629,033

Pipeline (1.94%)
Boardwalk Pipelines LP
5.950% 06/01/2026	670,000	701,218
Enbridge Energy Partners LP
4.200% 09/15/2021	4,000	4,049
5.875% 10/15/2025	643,000	700,697
Enterprise Products Operating LLC
3.950% 02/15/2027	710,000	695,598
MPLX LP
4.125% 03/01/2027	710,000	678,618
ONEOK Partners LP
4.900% 03/15/2025	671,000	688,173
Williams Cos., Inc.
3.900% 01/15/2025	711,000	689,960
		4,158,313
TOTAL ENERGY		4,787,346
FINANCIALS (4.18%)
Banks (0.64%)
Bank of America Corp., Series L
4.183% 11/25/2027	715,000	687,934
Wells Fargo & Co., Series GMTN
4.300% 07/22/2027	700,000	688,691
		1,376,625

10	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Portfolio of Investments

October 31, 2018 (Unaudited)

	Principal Amount	Value (Note 2)
Consumer Finance (0.32%)
American Express Co.
3.625% 12/05/2024	$708,000	$692,563
Diversified Banks (0.98%)
Citigroup, Inc.
4.300% 11/20/2026	720,000	700,371
JPMorgan Chase & Co.
3.375% 05/01/2023	717,000	699,603
US Bancorp
3.100% 04/27/2026	739,000	690,133
		2,090,107

Financial Services (1.27%)
BlackRock, Inc.
3.200% 03/15/2027	736,000	701,750
Morgan Stanley
2.750% 05/19/2022	695,000	672,208
National Rural Utilities Cooperative Finance Corp.
2.950% 02/07/2024	707,000	682,160
Northern Trust Corp.
3.950% 10/30/2025	668,000	674,179
		2,730,297

Life Insurance (0.32%)
MetLife, Inc.
3.600% 11/13/2025	710,000	695,498
Property & Casualty Insurance (0.32%)
American International Group, Inc.
3.750% 07/10/2025	715,000	683,717
Real Estate (0.33%)
Welltower, Inc.
4.250% 04/01/2026	712,000	705,026
TOTAL FINANCIALS		8,973,833
HEALTH CARE (1.28%)
Managed Care (0.64%)
Anthem, Inc.
3.650% 12/01/2027	731,000	684,714
UnitedHealth Group, Inc.
3.750% 07/15/2025	691,000	684,999
		1,369,713

Pharmaceuticals (0.64%)
AbbVie, Inc.
3.600% 05/14/2025	719,000	687,033

Semi-Annual Report | October 31, 2018	11

The Disciplined Growth Investors Fund	Portfolio of Investments

October 31, 2018 (Unaudited)

	Principal Amount	Value (Note 2)
Pharmaceuticals (continued)
Johnson & Johnson
5.850% 07/15/2038	$572,000	$695,316
		1,382,349
		2,752,062
TOTAL HEALTH CARE
INDUSTRIALS (2.71%)
Aerospace & Defense (0.63%)
Lockheed Martin Corp.
3.100% 01/15/2023	680,000	666,437
Rockwell Collins, Inc.
3.500%03/15/2027	730,000	688,181
		1,354,618

Commercial Services & Supplies (0.33%)
Waste Management, Inc.
3.150% 11/15/2027	745,000	699,580
Electrical Equipment Manufacturing (0.31%)
Emerson Electric Co.
5.000% 04/15/2019	1,000	1,009
General Electric Co.
5.875% 01/14/2038	653,000	664,951
		665,960

Engineering & Construction (0.33%)
Fluor Corp.
4.250% 09/15/2028	725,000	695,281

Railroad (0.47%)
Burlington Northern Santa Fe LLC
3.000% 03/15/2023	2,000	1,957
4.700% 10/01/2019	1,000,000	1,014,928
		1,016,885

Transportation & Logistics (0.32%)
United Parcel Service, Inc.
6.200% 01/15/2038	558,000	676,662

12	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Portfolio of Investments

October 31, 2018 (Unaudited)

	Principal Amount	Value (Note 2)
Waste & Environmental Services & Equipment (0.32%)
Republic Services, Inc.
3.375% 11/15/2027	$735,000	$692,215
5.500% 09/15/2019	1,000	1,021
		693,236
TOTAL INDUSTRIALS		5,802,222
TECHNOLOGY (0.24%)
Hardware (0.24%)
Corning, Inc.
6.625% 05/15/2019	502,000	511,319
TOTAL TECHNOLOGY		511,319
UTILITIES (5.76%)
Electric (0.97%)
Interstate Power & Light Co.
3.400% 08/15/2025	723,000	692,502
Potomac Electric Power Co.
3.600% 03/15/2024	698,000	696,549
Puget Energy, Inc.
3.650% 05/15/2025	725,000	695,934
		2,084,985

Gas (0.33%)
NiSource, Inc.
3.850% 02/15/2023	695,000	690,925
Utilities (4.46%)
Ameren Illinois Co.
9.750% 11/15/2018	411,000	412,038
Arizona Public Service Co.
8.750% 03/01/2019	415,000	422,796
Black Hills Corp.
3.150% 01/15/2027	700,000	641,965
CenterPoint Energy Resources Corp.
4.500% 01/15/2021	346,000	352,142
CMS Energy Corp.
5.050% 03/15/2022	417,000	433,766
Dominion Energy, Inc., Series B
2.750% 09/15/2022	695,000	670,985
DTE Energy Co., Series C
3.500% 06/01/2024	645,000	631,177
Duke Energy Corp.
3.750% 04/15/2024	708,000	702,524
Edison International
2.400% 09/15/2022	745,000	703,193
ITC Holdings Corp.
4.050% 07/01/2023	540,000	537,535

Semi-Annual Report | October 31, 2018	13

The Disciplined Growth Investors Fund	Portfolio of Investments

October 31, 2018 (Unaudited)

	Principal Amount	Value (Note 2)
Utilities (continued)
Jersey Central Power & Light Co.
7.350% 02/01/2019	$521,000	$526,578
Nevada Power Co.
7.125% 03/15/2019	3,000	3,045
Oncor Electric Delivery Co. LLC
7.000% 09/01/2022	620,000	698,079
PPL Capital Funding, Inc.
3.100% 05/15/2026	820,000	756,458
PSEG Power LLC
4.300% 11/15/2023	675,000	680,683
Sempra Energy
2.875% 10/01/2022	720,000	695,028
Wisconsin Electric Power Co.
3.100% 06/01/2025	735,000	698,842
		9,566,834
TOTAL UTILITIES		12,342,744

TOTAL CORPORATE BONDS
(Cost $47,539,975)		45,781,471

FOREIGN CORPORATE BONDS (0.45%)
ENERGY (0.23%)
Pipeline (0.23%)
TransCanada PipeLines, Ltd.
7.250% 08/15/2038	415,000	501,295
TOTAL ENERGY		501,295
INDUSTRIALS (0.22%)
Electrical Equipment Manufacturing (0.22%)
Tyco Electronics Group SA
3.500% 02/03/2022	463,000	462,326
TOTAL INDUSTRIALS		462,326

TOTAL FOREIGN CORPORATE BONDS
(Cost $1,025,441)		963,621

FOREIGN GOVERNMENT BONDS (0.50%)
Corp Andina de Fomento
8.125% 06/04/2019	375,000	385,980

14	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Portfolio of Investments

October 31, 2018 (Unaudited)

	Principal Amount	Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Province of Quebec Canada, Series NN
7.125% 02/09/2024	$590,000	$690,572
		1,076,552
TOTAL		1,076,552

TOTAL FOREIGN GOVERNMENT BONDS
(Cost $1,090,939)		1,076,552

GOVERNMENT & AGENCY OBLIGATIONS (6.80%)
U.S. Treasury Bonds
1.500% 08/15/2026	689,000	613,183
2.875% 05/15/2028	2,000,000	1,955,899
6.500% 11/15/2026	77,000	95,624
U.S. Treasury Notes
0.875% 07/31/2019	5,000,000	4,937,207
1.500% 01/31/2019	7,000,000	6,986,081
TOTAL		14,587,994

TOTAL GOVERNMENT & AGENCY OBLIGATIONS
(Cost $14,561,242)		14,587,994

	Yield		Shares	Value (Note 2)
SHORT TERM INVESTMENTS (2.36%)
MONEY MARKET FUND (0.97%)
Fidelity Investments Money Market Funds - Government Portfolio - Class I	2.059	%(b)	2,071,486	2,071,486

U.S. TREASURY BILLS (1.39%)
United States Treasury Bill, 12/06/2018	1.695	%(c)	3,000,000	2,993,776

TOTAL SHORT TERM INVESTMENTS
(Cost $5,066,542)				5,065,262

TOTAL INVESTMENTS (99.80%)
(Cost $165,144,299)				$214,062,974

Other Assets In Excess Of Liabilities (0.20%)				436,890

NET ASSETS (100.00%)				$214,499,864

(a)	Non-Income Producing Security.
(b)	Represents the 7-day yield.

Semi-Annual Report | October 31, 2018	15

The Disciplined Growth Investors Fund	Portfolio of Investments

October 31, 2018 (Unaudited)

(c)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Financial Statements.

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The Disciplined Growth Investors Fund	Statement of Assets and Liabilities

October 31, 2018 (Unaudited)

ASSETS
Investments, at value	$214,062,974
Receivable for investments sold	783,722
Receivable for shares sold	5,550
Dividends and interest receivable	636,681
Total assets	215,488,927

LIABILITIES
Payable for investments purchased	829,667
Payable for shares redeemed	15,500
Payable to adviser	143,896
Total liabilities	989,063
NET ASSETS	$214,499,864

NET ASSETS CONSIST OF
Paid-in capital (Note 5)	$159,745,803
Distributable Earnings	54,754,061
NET ASSETS	$214,499,864

INVESTMENTS, AT COST	$165,144,299

PRICING OF SHARES
Net Asset Value, offering and redemption price per share	$19.65
Shares of beneficial interest outstanding	10,918,231

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2018	17

The Disciplined Growth Investors Fund	Statement of Operations

For the Six Months Ended October 31, 2018 (Unaudited)
INVESTMENT INCOME
Dividends	$705,832
Foreign taxes withheld	(8,394)
Interest	987,969
Total investment income	1,685,407

EXPENSES
Investment advisory fees (Note 6)	867,029
Total expenses	867,029
NET INVESTMENT INCOME	818,378

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	4,983,711
Net change in unrealized appreciation on investments	269,675
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	5,253,386
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,071,764

See Notes to Financial Statements.

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The Disciplined Growth Investors Fund	Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2018 (Unaudited)	For the Year Ended April 30, 2018
OPERATIONS
Net investment income	$818,378	$1,179,799
Net realized gain	4,983,711	5,834,973
Net change in unrealized appreciation	269,675	9,802,428
Net increase in net assets resulting from operations	6,071,764	16,817,200

DISTRIBUTIONS
Total distributions to shareholders(a)	(799,752)	(8,118,741)
Net decrease in net assets from distributions	(799,752)	(8,118,741)

CAPITAL SHARE TRANSACTIONS (Note 5)
Proceeds from sales of shares	11,317,084	50,597,596
Issued to shareholders in reinvestment of distributions	792,522	8,084,564
Cost of shares redeemed, net of redemption fees	(6,950,231)	(23,086,274)
Net increase from capital share transactions	5,159,375	35,595,886

Net increase in net assets	10,431,387	44,294,345

NET ASSETS
Beginning of period	204,068,477	159,774,132
End of period*	$214,499,864	$204,068,477

*Including accumulated net investment income of:	$–	$76,473

OTHER INFORMATION
Share Transactions
Issued	553,253	2,685,263
Issued to shareholders in reinvestment of distributions	37,763	428,168
Redeemed	(344,583)	(1,218,824)
Net increase in share transactions	246,433	1,894,607

See Notes to Financial Statements.

(a)	For the prior year ended April 30, 2018, total distributions consisted of Net Investment Income of $(1,134,526), and Net Realized Gains of $(6,984,215).

Semi-Annual Report | October 31, 2018	19

The Disciplined Growth Investors Fund

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME FROM OPERATIONS
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

DISTRIBUTIONS
From net investment income
From net realized gain on investments
Total distributions

REDEMPTION FEES ADDED TO PAID-IN CAPITAL
INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000's)

RATIOS TO AVERAGE NET ASSETS
Expenses
Net investment income

PORTFOLIO TURNOVER RATE

(a)	Per share numbers have been calculated using the average shares method.
(b)	Not annualized.
(c)	In 2018 the Fund's total return consists of a voluntary reimbursement by the advisor for a realized investment loss. Excluding this item, total return would not have been impacted. (Note 6).
(d)	Annualized.

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Financial Highlights

For a share outstanding during the periods presented

For the Six Months Ended October 31, 2018 (Unaudited)		For the Year Ended April 30, 2018		For the Year Ended April 30, 2017	For the Year Ended April 30, 2016	For the Year Ended April 30, 2015	For the Year Ended April 30, 2014
$19.12		$18.20		$15.96	$16.75	$15.02	$13.17

0.08		0.12		0.09	0.09	0.10	0.07
0.52		1.64		2.29	(0.44)	1.83	1.90
0.60		1.76		2.38	(0.35)	1.93	1.97

(0.07)		(0.12)		(0.09)	(0.10)	(0.09)	(0.07)
–		(0.72)		(0.05)	(0.34)	(0.11)	(0.05)
(0.07)		(0.84)		(0.14)	(0.44)	(0.20)	(0.12)

–		–		–	–	–	–
0.53		0.92		2.24	(0.79)	1.73	1.85
$19.65		$19.12		$18.20	$15.96	$16.75	$15.02

3.13	%(b)	9.75	%(c)	14.96%	(2.05%)	12.87%	15.02%

$214,500		$204,068		$159,774	$119,857	$113,342	$86,741

0.78	%(d)	0.78%		0.78%	0.78%	0.78%	0.78%
0.74	%(d)	0.64%		0.50%	0.59%	0.61%	0.47%

7	%(b)	18%		16%	13%	14%	10%

Semi-Annual Report | October 31, 2018	21

The Disciplined Growth Investors Fund	Notes to Financial Statements

October 31, 2018 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This semi-annual report describes The Disciplined Growth Investors Fund (the “Fund”). The Fund seeks long-term capital growth and as a secondary objective, modest income with reasonable risk.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker-dealers that make a market in the security. Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Corporate Bonds, U.S. Government & Agency, and U.S. Treasury Bonds & Notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Publicly traded Foreign Government Debt securities and Foreign Corporate Bonds are typically

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The Disciplined Growth Investors Fund	Notes to Financial Statements

October 31, 2018 (Unaudited)

traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market.

When such prices or quotations are not available, or when Disciplined Growth Investors, Inc. (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Semi-Annual Report | October 31, 2018	23

The Disciplined Growth Investors Fund	Notes to Financial Statements

October 31, 2018 (Unaudited)

The following is a summary of each input used to value the Fund as of October 31, 2018:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$146,588,074	$–	$–	$146,588,074
Corporate Bonds(a)	–	45,781,471	–	45,781,471
Foreign Corporate Bonds(a)	–	963,621	–	963,621
Foreign Government Bonds(a)	–	1,076,552	–	1,076,552
Government & Agency Obligations(a)	–	14,587,994	–	14,587,994
Short Term Investments
Money Market Fund	2,071,486	–	–	2,071,486
U.S. Treasury Bills	–	2,993,776	–	2,993,776
TOTAL	$148,659,560	$65,403,414	$–	$214,062,974

(a)	For detailed descriptions of the underlying industries, see the accompanying Portfolio of Investments.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities at Value	Balance as of 04/30/2018	Return of Capital	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Purchases	Sales Proceeds	Transfer in and/or (out) of Level 3	Balance as of 10/31/2018	Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments held at 10/31/2018
Common Stocks	$41,846	$–	$–	$224,254	$–	$(266,100)	$–	$–	$–
Total	$41,846	$–	$–	$224,254	$–	$(266,100)	$–	$–	$–

Net change in unrealized appreciation/depreciation on Level 3 securities is included on the Statement of Operations under Net change in unrealized appreciation on investments.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Fund uses for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund.

Trust Expenses: Some expenses of the Trust can be directly attributed to the Fund. Expenses which cannot be directly attributed to the Fund are apportioned among all funds in the Trust based on average net assets of each fund.

24	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Notes to Financial Statements

October 31, 2018 (Unaudited)

Fund Expenses: Expenses that are specific to the Fund are charged directly to the Fund.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of their net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

As of and during the six months ended October 31, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: The Fund normally pays dividends, if any, quarterly and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from dividends and other income the Fund receives from its investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than a year. The Fund may make additional distributions and dividends at other times if the portfolio manager believes doing so may be necessary for the Fund to avoid or reduce taxes.

3. TAX BASIS INFORMATION

Tax Basis of Investments: As of October 31, 2018, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

The Disciplined Growth Investors Fund
Gross appreciation (excess of value over tax cost)	$59,941,562
Gross depreciation (excess of tax cost over value)	(11,023,024)
Net unrealized appreciation	$48,918,538
Cost of investments for income tax purposes	$165,144,436

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

Semi-Annual Report | October 31, 2018	25

The Disciplined Growth Investors Fund	Notes to Financial Statements

October 31, 2018 (Unaudited)

The tax character of distributions paid during the year ended April 30, 2018, were as follows:

	Ordinary Income	Long-Term Capital Gain
The Disciplined Growth Investors Fund	$1,182,759	$6,935,982

The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of October 31, 2018.

4. SECURITIES TRANSACTIONS

During the six months ended October 31, 2018, equity holdings were transferred in-kind into the Fund. The intent of the transfers was to save on equity transaction costs both for the new shareholders at the institution they transferred from and for the Fund on the addition of assets. The assets of two separate accounts were transferred-in-kind into the Fund in the amount of $1,191,807.

The cost of purchases and proceeds from sales of securities (excluding short-term securities, transfers-in-kind, and U.S. Government Obligations) during the six months ended October 31, 2018, were as follows:

Fund	Purchases of Securities	Proceeds From Sales of Securities
The Disciplined Growth Investors Fund	$16,427,920	$15,116,693

Investment transactions in U.S. Government Obligations (excluding transfers-in-kind) during the six months ended October 31, 2018 were as follows:

Fund	Purchases of Securities	Proceeds From Sales of Securities
The Disciplined Growth Investors Fund	$7,204,582	$–

5. SHARES OF BENEFICIAL INTEREST

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Fund of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Purchasers of the shares do not have any obligation to make payments to the Trust or its creditors (other than the purchase price for the shares or make contributions to the Trust or its creditors solely by reason of the purchasers’ ownership of the shares. Shares have no pre-emptive rights.

Prior to September 1, 2015, shares redeemed within 90 days of purchase may have incurred a 2% short-term redemption fee deducted from the redemption amount. Effective September 1, 2015, the Fund no longer imposes redemption fees. For the six months ended October 31, 2018, the Fund did not receive any redemption fees.

26	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Notes to Financial Statements

October 31, 2018 (Unaudited)

6. MANAGEMENT AND RELATED-PARTY TRANSACTIONS

The Adviser, subject to the authority of the Board, is responsible for the overall management and administration of the Fund’s business affairs. The Adviser manages the investments of the Fund in accordance with the Fund’s investment objective, policies and limitations and investment guidelines established jointly by the Adviser and the Trustees. Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.78% of the Fund’s average daily net assets. The management fee is paid on a monthly basis.

Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, bookkeeping and pricing services, legal, audit and other services, except for interest expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business. Also included are Trustee fees which were $2,137 for the six months ended October 31, 2018.

Payment from Affiliate

For the year ended April 30, 2018, the Fund was reimbursed $36,717 from the Advisor as a result of a trading error.

Fund Administrator Fees and Expenses

ALPS Fund Services, Inc. (“ALPS”) serves as administrator to the Fund. Pursuant to an Administration Agreement, ALPS provides operational services to the Fund including, but not limited to, fund accounting and fund administration and generally assists in the Fund’s operations. Officers of the Trust are employees of ALPS. The Fund’s administration fee is accrued on a daily basis and paid monthly. The Administrator is also reimbursed for certain out-of-pocket expenses. The administrative fee and out-of-pocket expenses are included in the unitary management fee paid to the Adviser.

Transfer Agent

ALPS serves as transfer, dividend paying and shareholder servicing agent for the Fund. ALPS receives an annual minimum fee, a fee based upon the number of shareholder accounts, and is also reimbursed for certain out-of-pocket expenses. The fee and out-of-pocket expenses are included in the unitary management fee paid to the Adviser.

Compliance Services

ALPS provides services that assist the Trust’s chief compliance officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act and receives an annual base fee. ALPS is reimbursed for certain out-of-pocket expenses. The fee and out-of-pocket expenses are included in the unitary management fee paid to the Adviser.

Principal Financial Officer

ALPS receives an annual fee for providing principal financial officer services to the Fund. The fee is included in the unitary management fee paid to the Adviser.

Semi-Annual Report | October 31, 2018	27

The Disciplined Growth Investors Fund	Notes to Financial Statements

October 31, 2018 (Unaudited)

Distributor

ALPS Distributors, Inc. (“ADI” or the “Distributor”) (an affiliate of ALPS) acts as the distributor of the Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares are sold on a continuous basis by ADI as agent for the Fund, and ADI has agreed to use its best efforts to solicit orders for the sale of the Fund’s shares, although it is not obliged to sell any particular amount of shares. ADI is not entitled to any compensation for its services as Distributor. ADI is registered as a broker-dealer with the Securities and Exchange Commission.

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses, which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. RECENT ACCOUNTING PRONOUNCEMENTS

On October 4, 2018, the SEC amended Regulation S-X to require certain financial statement disclosure requirements to conform them to U.S. GAAP for investment companies. Effective November 4, 2018, the Fund adopted disclosure requirement changes for Regulation S-X and these changes are reflected throughout this report. The Fund’s adoption of those amendments, effective with the financial statements prepared as of October 31, 2018, had no effect on the Fund’s net assets or results of operations.

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2018-13, which changes the fair value measurement disclosure requirements of FASB Accounting Standards Codification Topic 820, Fair Value Measurement. The update to Topic 820 includes new, eliminated, and modified disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods. Early adoption is permitted for any eliminated or modified disclosures. Management is currently evaluating the impact of the ASU to the Fund’s financial statements.

9. SUBSEQUENT EVENT

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

28	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Additional Information

October 31, 2018 (Unaudited)

1. FUND HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund’s Form N-Q are available without charge on the SEC website at http://www.sec.gov. You may also review and copy the Form N-Q at the SEC’s Public Reference Room in Washington, DC. For more information about the operation of the Public Reference Room, please call the SEC at 1-800-SEC-0330.

2. FUND PROXY VOTING POLICIES, PROCEDURES AND SUMMARIES

The Fund’s policies and procedures used in determining how to vote proxies and information regarding how the Fund voted proxies relating to portfolio securities during the most recent prior 12-month period ending June 30 are available without charge, (1) upon request, by calling (toll-free) 855-DGI-Fund and (2) on the SEC’s website at http://www.sec.gov.

Semi-Annual Report | October 31, 2018	29

The Disciplined Growth Investors Fund	Privacy Policy

WHO WE ARE
Who is providing this notice?	The Disciplined Growth Investors Fund
WHAT WE DO
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does the Fund collect my personal information?	We collect your personal information, for example, when you ● open an account ● provide account information or give us your contact information ● make a wire transfer or deposit money
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●     sharing for affiliates’ everyday business purposes- information about your creditworthiness

●     affiliates from using your information to market to you

●     sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

DEFINITIONS
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Fund does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ● The Fund does not jointly market.

30	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Privacy Policy

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
WHY?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
WHAT?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●     Social Security number and account transactions

●     Account balances and transaction history

●     Wire transfer instructions

HOW?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	DOES THE FUND SHARE:	CAN YOU LIMIT THIS SHARING?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We do not share.
For joint marketing with other financial companies	No	We do not share.
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We do not share.
For non-affiliates to market to you	No	We do not share.

Semi-Annual Report | October 31, 2018	31

The Disciplined Growth Investors Fund	Privacy Policy

OTHER IMPORTANT INFORMATION
California Residents	If your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.
Vermont Residents	The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information.

32	1-855-DGI-FUND (344-3863) | www.DGIfund.com

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

THE DISCIPLINED GROWTH INVESTORS FUND IS DISTRIBUTED BY ALPS DISTRIBUTORS, INC.

EMERALD
MUTUAL FUNDS

DRIVEN BY RESEARCH

Emerald Growth Fund
Class A: HSPGX | Class C: HSPCX
Institutional Class: FGROX | Investor Class: FFGRX

Emerald Small Cap Value Fund
Class A: ELASX | Class C: ELCSX
Institutional Class: LSRYX | Investor Class: LSRIX

Emerald Insights Fund
Class A: EFCAX | Class C: EFCCX
Institutional Class: EFCIX | Investor Class: EFCNX

Emerald Banking and Finance Fund
Class A: HSSAX | Class C: HSSCX
Institutional Class: HSSIX | Investor Class: FFBFX

SEMI-ANNUAL REPORT

October 31, 2018

Manager Commentary
Emerald Growth Fund	1
Emerald Small Cap Value Fund	6
Emerald Insights Fund	12
Emerald Banking and Finance Fund	17
Disclosure of Fund Expenses	23
Schedule of Investments
Emerald Growth Fund	25
Emerald Small Cap Value Fund	27
Emerald Insights Fund	29
Emerald Banking and Finance Fund	31
Statements of Assets and Liabilities	33
Statements of Operations	34
Statements of Changes in Net Assets
Emerald Growth Fund	35
Emerald Small Cap Value Fund	36
Emerald Insights Fund	38
Emerald Banking and Finance Fund	39
Financial Highlights
Emerald Growth Fund	41
Emerald Small Cap Value Fund	45
Emerald Insights Fund	49
Emerald Banking and Finance Fund	53
Notes to Financial Statements	57
Disclosure Regarding Approval of Fund Advisory Agreement	65
Additional Information	67
Shareholder Voting Results	68
Privacy Policy	69

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website at www.emeraldmutualfunds.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

Beginning on January 1, 2019, you may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 1.855.828.9909 to let the Funds know you wish to continue receiving paper copies of your shareholder reports.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at www.emeraldmutualfunds.com.

Emerald Growth Fund	Manager Commentary

October 31, 2018 (Unaudited)

October 31, 2018

Dear Shareholders:

Investment Results:

The performance of the Emerald Growth Fund’s Class A shares (without sales load), for the six months ended October 31, 2018, advanced by 0.08% outpacing the Russell 2000® Growth Index(1) which declined by -1.26%.

After a strong five month period ended September for equity returns that was characterized by accelerating domestic economic and corporate earnings growth, the market took a meaningful step-back in month of October. As the calendar turned to October, the market backdrop began to shift and after generally being range bound throughout most of 2018, treasury yields surged with the 10-year breaching 3.20% for the first time since 2011. This sudden and rapid move in treasury yields appeared to be driven by stronger than expected domestic economic data (Institute of Supply Management Non-Manufacturing report for September which reached 61.6, setting a record for strength and significantly outpacing consensus of 58.0, and a strong report from ADP on payrolls for the month of September), and incrementally hawkish commentary from Federal Reserve Chairman Powell which collectively led to an upward adjustment to the outlook for rate hikes in 2019. While these factors may have initially catalyzed the sell-off, as the month progressed concerns broadened reflecting weakening global fundamentals, most notably in China. These concerns were compounded by disappointing domestic housing figures, worsening trade tensions, and rising concerns regarding a policy mistake by the Federal Reserve. Collectively all of these factors led to meaningful multiple compression and downward pressure on market returns which effectively erased the vast majority of the market gains that had been accumulated to that point.

As we have seen with many market corrections, small capitalization stocks bore the brunt of the pain with the Russell 2000® Growth Index retracing -10.86% during the month of October as compared to large capitalization stocks as measured by the Russell 1000® Growth Index(2) which fell by -7.08%. Growth stocks after outperforming value stocks year-to-date through the end of September, took a meaningful step back in October, with the Russell 2000® Growth Index declining by -12.65% and the Russell 1000® Growth Index declining by -8.94%. While value stocks outperformed during the month of October, the asset class was not immune to market pressures. The Russell 2000® Value Index(3) declined by -8.95% and the Russell 1000® Value Index(4) declined by -5.18%.

On a calendar year to date basis through the end of October, the Russell 2000® Growth Index has gained 1.11% which trailed the Russell 1000® Growth Index’s 6.62% gain, and outpaced the Russell 2000® Value Index which moved into negative territory with a calendar year-to-date return of -2.46%.

Investment Analysis:

On a relative basis, the portfolio outpaced the benchmark for the trailing 6-month period as the positive contribution to return from stock selection within the consumer discretionary, healthcare, materials, consumer staples and utilities sectors offset relative underperformance within the financial services, producer durables and energy sectors.

The consumer discretionary sector was the largest contributor to return for the trailing 6-month period as stock selection within the specialty retail, leisure time, and consumer services industries contributed to the relative outperformance. The healthcare sector also contributed positively to return driven by stock selection within the biotechnology, medical equipment, health care services, and medical services industries. The portfolio also demonstrated relative outperformance within the materials, consumer staples and utilities sectors driven largely by stock selection within building materials, foods, and telecommunications industries.

Relative outperformance in the aforementioned was partially offset by relative underperformance within the financial services, producer durables and energy sectors. Performance within the financial services sector was the most significant detractor to performance as both the portfolio’s relative overweight position and challenging stock selection with the banking industry constrained relative performance. Performance within the producer durables and energy sectors also detracted from returns as the collective negative contribution from stock selection within the trucking, scientific instrument and oil: crude producers weighed on relative performance.

Exiting October 2018, the portfolio held the largest active exposure to the technology, consumer discretionary and utilities sectors. Thoughts on those sectors and other areas of notable opportunity/ portfolio exposure are highlighted below:

The technology sector was the portfolio’s largest relative overweight position exiting the month of October. Within the sector, the computer software and services industry continues to represent the portfolio’s largest exposure as we continue to see a strong secular growth opportunity in enterprise security and vertical software. Software spending is being further supported by increased corporate profitability, increased investment by the financial services industry (20% of technology spending), deregulation and better spending in Europe. Beyond software, Emerald continues to be optimistic regarding network infrastructure spending as consumer demand for bandwidth continues to drive network upgrades, and at this

Semi-Annual Report | October 31, 2018	1

Emerald Growth Fund	Manager Commentary

October 31, 2018 (Unaudited)

point, multiple segments are in the early stages of network expansion/evolution. Datacenters are upgrading speeds from 25G to 100G as well as laying the foundation for 200G/400G. Telecom and cable companies are driving fiber deeper into their networks to provide customers with faster speeds, which has the potential to change the fundamental architecture of the entire system, and the emergence of 5G/IoT/autonomous vehicles creates another potentially dramatic growth catalyst for network infrastructure.

The portfolio also exited the period with an overweight position in the consumer discretionary sector. The overweight to the consumer discretionary sector is comprised of a diverse subset of companies within the specialty retail, education services, leisure time, diversified retail, consumer services, apparel & shoes, and restaurant industries. Emerald believes that each of these companies is positioned to benefit from company specific initiatives and opportunities.

The portfolio also maintains an overweight position to the utilities sector. Within the utilities sector, Emerald continues to believe that adoption of unified communications among mid-market and enterprise customers remains in the very early stages and that the segment will continue to expand, shifting market leadership from traditional telephony equipment providers to a new group of software/network centric companies.

Market Outlook:

As we look to the balance of 2018, while the recent evidence of slowing global growth is indisputable, we don’t believe at this point that the slowdown is indicative of rising near-term domestic recession risk. Domestic earnings growth across capitalization sizes continues to track in aggregate better than expected, with third quarter S&P Earnings per Share (“EPS”) sales, earnings and EPS growth currently tracking at 8%, 24.8% and 26.9%, respectively according to a November 9, 2018 report from Jonathon Golub of Credit Suisse. That being said, both the sales and earnings revision ratios, according to a November 4th 2018 report from Savita Subramanian of Bank of America Merrill Lynch, have shown some sequential deceleration. We believe that while 2019 earnings expectations were already embedding a significant year over year deceleration, the market is grappling with assessing the base case expectations for the absolute level of earnings growth in 2019.

In this regard, while Emerald expects that the U.S. economy will expand at a lower pace of growth during the fourth quarter of 2018 then that experienced in the second and third quarters of 2018, economic growth should still remain stronger than what the U.S. experienced in the fourth quarter of 2017. Looking to 2019, the slowdown that we have started to see in worldwide growth, that has been especially visible in China, along with the natural slowdown in the U.S. following the massive tax cut of 2018 (already been assumed by the market) will result in domestic Gross Domestic Product (“GDP”) growth next year of between 2.0-2.5%. We expect productivity and capital spending will be positive contributors in 2019 but at significantly lower levels than in 2018. Earnings growth in the U.S. should again be the bright spot among the global developed markets, though the absolute rate of growth will fall below 2018’s projected earnings growth of 20% plus for both the S&P 500 and Russell 2000 Growth. While we acknowledge the absolute rate of earnings growth is slowing as a result of lapping the strong earnings growth experienced during 2018, we think that slowing growth is not indicating recession.

Risks to this outlook, and the catalysts behind the 10-15% market correction, remain the trajectory of the Federal Reserve dot plot (which currently forecasts five rate increases between now and the end of 2019), and the trade dispute with China. First, let’s look at the rate picture and the inevitability of an inverted yield curve(5) that eventually leads to a recession. We believe that historically, markets do not top out, nor do economies, until over a year after the yield curve actually inverts. On the question of tariffs and their economic effect on China, the U.S.’s imported goods and the effect on worldwide growth is just not known. But if we remain on this path it will continue to drag down GDP expectations and market valuations. China’s central bank in recent weeks has implemented several initiatives to stunt the notable slowdown in domestic business investment and consumption trends. While we don’t believe these initiatives by themselves are enough to offset the downward pressure on Chinese economic growth, these efforts certainly could lessen the blow. The market is now looking to the G20 Summit at the end of November for some resolution/mitigation of the trade dispute with China. While recent rhetoric from both sides appears to be encouraging, there remains little visibility to a deal.

Although the time-frame to resolution of these concerns remains uncertain, Emerald believes that the magnitude of market correction likely overstates the impact to growth. Ultimately we believe the Federal Reserve will once again be data dependent and there is little chance the Federal Reserve will hike rates throughout 2019 thereby assuring slowing the economy. In the case of the tariff dispute with China, we believe a solution to escalation will likely be reached before more meaningful damage is done. In the interim, we believe market volatility is likely to remain elevated. That being said, market dislocations create opportunities and Emerald remains focused on capitalizing on those opportunities.

2	www.emeraldmutualfunds.com

Emerald Growth Fund	Manager Commentary

October 31, 2018 (Unaudited)

Top Contributors:	Top Detractors:
Five Below Inc.	Cadence Bancorporation
Reata Pharmaceuticals Inc.	Pacific Premier Bancorp Inc.
Sarepta Therapeutics Inc.	Dycom Industries Inc.
Freshpet Inc.	Clovis Oncology Inc.
Teladoc Health Inc.	Adamas Pharmaceuticals Inc.

Kenneth G. Mertz II, CFA	Stacey L. Sears	Joseph W. Garner
Chief Investment Officer	Portfolio Manager	Portfolio Manager
Portfolio Manager

Emerald Mutual Fund Advisers Trust

Past performance does not guarantee future results. Fund prices fluctuate as the underlying assets have exposure to market fluctuations and other risks, as described in the Fund’s prospectus. Please visit www.emeraldmutualfunds.com to obtain current performance information and for the current prospectus and statement of additional information. This material must be preceded or accompanied by a prospectus. Please read the prospectus carefully before investing.

The views of Emerald Mutual Fund Advisers Trust and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer's current views. The views expressed are those of the author only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the Fund or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither Emerald Mutual Fund Advisers Trust nor the Fund accepts any liability for losses either direct or consequential caused by the use of this information.

The Emerald Growth Fund is distributed by ALPS Distributors, Inc.

The Fund is subject to investment risks, including possible loss of the principal amount invested and therefore is not suitable for all investors. The Fund may not achieve its objectives.

Diversification does not eliminate the risk of experiencing investment losses.

(1)	The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® Index companies with higher price-to-value ratios and higher forecasted growth values. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

(2)	The Russell 1000® Growth Index refers to a composite that includes large and mid-cap companies located in the United States that also exhibit a growth probability. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

(3)	The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios (A ratio used to compare a stock's market value to its book value. It is calculated by dividing the current closing price of the stock by the latest quarter's book value per share.) and lower forecasted growth values. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

(4)	The Russell 1000® Value Index refers to a composite of large and mid-cap companies located in the United States that also exhibit a value probability. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

(5)	A yield curve is a line that plots the interest rates, at a set point in time, of bonds having equal credit quality but differing maturity dates. The most frequently reported yield curve compares the three-month, two-year, five-year and 30-year U.S. Treasury debt. This yield curve is used as a benchmark for other debt in the market, such as mortgage rates or bank lending rates, and it is also used to predict changes in economic output and growth.

Semi-Annual Report | October 31, 2018	3

Emerald Growth Fund	Manager Commentary

October 31, 2018 (Unaudited)

TOP TEN HOLDINGS
(as a % of Net Assets)*

Chegg, Inc.	2.80%
Vonage Holdings Corp.	2.26%
Five Below, Inc.	2.02%
Ciena Corp.	1.84%
Cadence BanCorp	1.84%
Children's Place, Inc.	1.83%
EPAM Systems, Inc.	1.79%
Varonis Systems, Inc.	1.76%
American Eagle Outfitters, Inc.	1.67%
Trex Co., Inc.	1.65%
Top Ten Holdings	19.46%

INDUSTRY SECTOR ALLOCATION
(as a % of Net Assets)

Technology	22.49%
Health Care	22.14%
Consumer Discretionary	21.46%
Financial Services	10.92%
Producer Durables	8.30%
Utilities	4.39%
Materials & Processing	4.72%
Consumer Staples	2.35%
Energy	0.52%
Cash, Cash Equivalents, & Other Net Assets	2.71%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

ANNUALIZED TOTAL RETURN (for the period ended October 31, 2018)

	6 Month	1 Year	3 Year	5 Year	10 Year	Since Inception(1)	Expense Ratio
							Gross(2)	Net(2)
Class A (NAV)	0.08%	4.29%	10.60%	9.49%	15.13%	11.16%	1.03%	1.03%
Class A (MOP)	-4.69%	-0.65%	8.83%	8.43%	14.57%	10.96%	1.03%	1.03%
Russell 2000® Growth Index(3)	-1.26%	4.13%	10.72%	8.75%	13.89%	8.26%
Class C (NAV)	-0.27%	3.61%	9.88%	8.78%	14.41%	6.22%	1.68%	1.68%
Class C (CDSC)	-1.27%	2.61%	9.88%	8.78%	14.41%	6.22%	1.68%	1.68%
Russell 2000® Growth Index(3)	-1.26%	4.13%	10.72%	8.75%	13.89%	5.20%
Investor Class	0.08%	4.27%	10.54%	9.45%	–	11.25%	1.08%	1.08%
Russell 2000® Growth Index(3)	-1.26%	4.13%	10.72%	8.75%	–	10.01%
Institutional Class	0.22%	4.61%	10.96%	9.83%	15.50%	14.92%	0.73%	0.73%
Russell 2000® Growth Index(3)	-1.26%	4.13%	10.72%	8.75%	13.89%	13.86%

Performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.emeraldmutualfunds.com.

Performance shown for periods prior to March 16, 2012, reflects the performance of the Forward Growth Fund, a series of Forward Funds (as a result of a reorganization of the Forward Growth Fund into the Emerald Growth Fund).

Returns for periods less than 1 year are cumulative.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested.

Maximum Offering Price (MOP) for Class A shares includes the Fund's maximum sales charge of 4.75%. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account.

A Contingent Deferred Sales Charge (CDSC) of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.

(1)	Inception Dates - Class A: 10/01/1992, Class C: 07/01/2000, Institutional Class: 10/21/2008, Investor Class: 05/01/2011
(2)	Emerald Mutual Fund Advisers Trust ("Emerald" or the "Adviser") has agreed contractually to waive a portion of its fees and reimburse other expenses until August 31, 2019 in amounts necessary to limit the Fund's operating expenses (exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expense) for Class A, Class C, Institutional Class, and Investor Class shares to an annual rate (as percentage of the Fund's average daily net assets) of 1.29%, 1.94%, 0.99% and 1.34% respectively. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the relevant agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the year(s) in which the fees and expense were incurred. The Adviser may not discontinue this waiver prior to August 31, 2019, without the approval by the Fund's Board of Trustees. Ratios as of the Prospectus dated August 31, 2018 and may differ from the ratios presented in the Financial Highlights.
(3)	The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® Index companies with higher price-to-value ratios and higher forecasted growth values. The Index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor may not invest directly into the Index.

4	www.emeraldmutualfunds.com

Emerald Growth Fund	Manager Commentary

October 31, 2018 (Unaudited)

GROWTH OF $10,000 INVESTMENT IN THE FUND (for the period ended October 31, 2018)

Comparison of change in value of a $10,000 investment (includes applicable sales loads)

The chart represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

Semi-Annual Report | October 31, 2018	5

Emerald Small Cap Value Fund	Manager Commentary

October 31, 2018 (Unaudited)

October 31, 2018

Dear Shareholders:

Investment Results:

The performance of the Emerald Small Cap Value Fund Investor Class, for the six months ended October 31, 2018, reflected a loss of 10.23% (without sales load) underperforming the Russell 2000® Value Index(1) which was down 1.52%.

It seems that investors are negative on domestic economic activity. Housing, autos, industrials, infrastructure construction, oil & gas, banks, and consumer staples are out of favor. We believe a meaningful shift in favor of value can occur in the near term, as value becomes cheaper relative to growth, valuation factors would start to matter, value companies could exhibit greater improvement in earning and sales, along with a strong domestic economy throughout next year.

Investment Analysis:

The Emerald Small Cap Value Fund (without sales load) underperformed its benchmark for the 6-month period ended October 31, 2018. At the sector level, relative outperformance was driven by stock selection within the consumer discretionary sector. Relative underperformance was observed within financial services, materials & processing, energy, technology, producer durables, and a relative underweight to the benchmark’s utilities sector.

Engineering and construction companies were challenged by permitting delays, large customers pushing out project start dates (causing under-absorption issues), higher labor costs, and adverse weather. With that said, bulging backlogs at higher margins, pushouts not cancellations, a strong economy, and need for infrastructure spending, keep us positive on this group. In addition, public infrastructure projects are secured by long term funding and demand is starting to inflect and poise for a multi-year recovery.

Materials companies exposed to homebuilding have been lagging due to bearish sentiment on this industry. Some of the concerns are decelerating housing starts, higher interest rates, and weakening affordability. However, favorable trends in household formation, low inventory levels for new and existing homes, high demand for low-priced “starter” homes, and strong consumer confidence, lead us to believe that the housing market will rebound and show mid single digit growth in the next several years. Current valuations discount a near recession scenario with multiples last seen during the most recent financial crisis (i.e. peak housing cycle). However, we believe that today’s fundamentals are much stronger and less risky than a decade ago. According to Raymond James, in 2019, homebuilders are projected to grow earnings and ROEs double digits, generate positive cash flow from operations, while maintaining de-risked balance sheets(2).

Materials companies in our portfolio that supply to large infrastructure projects, also been adversely impacted by higher labor costs, rising raw materials prices, and abnormally wet weather. Again, our assessment is that demand is deferred not cancelled, and these companies are trading at near trough multiples and are extremely attractive investments based on our long term view.

Our Semiconductor stock investments declined in recent months due to fears that capital spending by OEMs (original equipment manufacturers) will be cut significantly as they push-out or cancel next generation node investments, and by worries about declining memory prices due to high inventory. Current market sentiment is that the industry will go through a multi-quarter downturn rather than a short correction period. We don’t think that will be the case. We believe that the semiconductor market is more resilient than in the past, and the industry landscape has also vastly changed (largely through consolidation) where cyclical trends have become minimized. Underlying demand for semiconductors remains robust, driven by the data economy (5G, AI, Big Data, IoT, autonomous cars, etc.). Capital intensity and equipment spending levels need to rise just to support stable industry growth. Memory market fundamentals are still strong as equipment makers are much more efficient tool producers, and manufacturers can respond quickly to market softness. We expect strong growth in the memory market (both DRAM and NAND) in the next several years, which will drive a very robust wafer fab equipment capital spending environment.

Within financial services, bank and thrift stock performance lagged significantly in the past six months. Logic would lead us to believe that rising rates are a tailwind for bank earnings but that is not always the case. We believe that the “rising rate tailwind” will play out for banks with good core deposit franchises and good core deposit costs. For many years since the financial crisis, deposits were not a concern as banks were awash in low cost deposits. In fact, as the Federal Reserve (Fed) began raising interest rates into 2016, deposit costs and deposit betas remained anemic. In the first quarter of 2018 all that changed as we saw a significant uptick in deposit betas that has continued throughout the year. We believe that the remainder of 2018 will continue to see the smaller community banks continue to post good loan growth and indeed return to increased net interest margins in the fourth quarter of 2018. Longer term, we feel that the macro background is still strong, and current Street estimates do not incorporate meaningful net interest margin expansion or strong loan growth for small and community banks. Our theory is that banks with higher loan to deposit ratios will be less aggressive on pricing when competing for loans and typically, increases in deposit costs when there are rate increases lag the increase by about six months. We also remain encouraged by our long term belief that community banks are in the midst of an

6	www.emeraldmutualfunds.com

Emerald Small Cap Value Fund	Manager Commentary

October 31, 2018 (Unaudited)

industry consolidation. Even though trends slowed in the third quarter, this year is set for the most active year since at least 1991. In fact, the third quarter was the fourth strongest quarter since 1991, with 59 deals announced, after 2Q 2018 with 84 deals, and 64 deals announced in 3Q 2017.

We are disappointed with the performance thus far this year, but we have strong conviction in our portfolio holdings. We believe that the small cap value portfolio is well positioned to benefit from an improving domestic economy and the eventual turnaround in some of the industries discussed above. We still maintain an overweight to banks within the Financial Services sector, and we continue to search for and invest in high quality companies that generate prodigious amounts of free cash flow.

Market Outlook:

We still view the current domestic economic environment as very positive for companies focused on generating revenues and growing their operations in the U.S.. We acknowledge investors concerns with rising interest rates, trade tensions, results of mid-term elections, and margin headwinds due to higher labor/materials/transportation costs. However, we think there are many more positive dynamics that would create tailwinds to the economy and prevent it from slowing meaningfully in the next year or two. As such, we believe the recent downturn in small caps is a correction within the current bull market rather than a beginning of a bear market, as we are not seeing the tell-tale signs of a looming recession.

According to the BLS (U.S. Bureau of Labor Statistics), September’s unemployment rate came in at 3.68%, lowest unemployment rate since December 1969! Meanwhile the U6 rate (the unemployment rate that includes discouraged workers who have quit looking for a job and part-time workers who are seeking full-time employment) rose slightly to 7.5% from 7.4%, as more people are encouraged to re-join the labor force. Also, average hourly earnings grew 0.3% month over month, and 2.8% year over year. There is less slack as the labor market continues to tighten. This has been positive for consumers. With stronger prospects for employment and wage growth, the University of Michigan's Consumer Sentiment Index is close to decade highs at 99 (October).

The Fed is on a path to continue raising rates, three times so far this year and another hike is expected in December. These actions are fanning fears of a potential policy misstep that would cause the economy to slow down and eventually enter into a recession. Our take is that the Fed tightening policy is not a response to inflationary concerns, but rather an attempt to gradually get back to normalized levels for both interest rates and the Fed’s balance sheet. As such, with a stronger economy, the yield curve(3) should actually steepen rather than invert. In that scenario, smaller banks with relative lower loan to deposit ratios will do very well, and see their net interest margins expand.

As mentioned above, there are mounting headwinds affecting construction, such as rising interest rates higher input costs, and bad weather. However, the data tells us that there is a still lot of activity throughout the country, which we believe, should continue for several more years. Domestic industrial metrics strengthened sequentially in 3Q18 with the ISM PMI averaging 59.7 for the quarter and up slightly from 58.7 in 2Q18, and in-line with a strong 59.7 in 1Q18, tying the best calendar quarter of industrial activity since 1Q11. October was the 26th consecutive month of growth in manufacturing. The sector remains in expansionary mode with activity at a high level. The Dodge Momentum Index, which tracks initial reports of construction projects in planning, was at its highest reading in history, 169.8, in July 2018. The April – August 2018 period was the only time since the index’s inception (in 2012) that the index exceeded 160. The August 2018 Architectural Billings Index (ABI) was 54.2. The ABI offers an approximately 9- to 12-month glimpse into the future of nonresidential construction spending activity. A reading above 50 tends to coincide with rising demand. In addition, construction and remodel activity remains at a high level. If only weather would normalize (less wet in prime construction regions), this group would benefit from both top line growth and improving margins, as they become more efficient in managing logistics and labor.

The extent of the damage that trade wars can inflict on the U.S. economy ($19 trillion) should be manageable in our view, as we see progress and eventual resolution on several fronts. The U.S. economy is being stimulated by tax cuts, deregulation and improved sentiment, and tariffs are potentially bullish to domestic companies that are able to raise prices which lead to higher profits, assuming they can keep their costs down. The major disagreement with China had little impact on the growth rate of our domestic economy, and so far only a handful of industries have been targeted. While we do not have any unique insights to the trade negotiations, we believe a deal, or even cessation of tit-for-tat tariffs, can send the markets higher again. However, as we have seen with the announcement of the new trade agreement between the U.S. – Canada – Mexico, investors favor buying larger companies over small ones.

Banks have been out of favor due to investors concerns over diminishing earnings power related to increasing deposit betas, eventual normalization of credit costs, and a flattening yield curve. However, we feel that the macro background is still strong, and current Street estimates do not incorporate meaningful net interest margin expansion or strong loan growth for small and community banks.

We strongly believe that companies that are generating prodigious amount of free cash flow are higher quality companies, and will outperform over a market cycle. In the past few quarters, companies that have low return on equity or "non-earners", which we consider lower quality companies, have done very well. We expect this trend to reverse as investors will start to focus on earnings growth and balance sheet strength, as valuation gap between growth and value widens, and concerns over an eventual economic slowdown increase.

Semi-Annual Report | October 31, 2018	7

Emerald Small Cap Value Fund	Manager Commentary

October 31, 2018 (Unaudited)

We remain committed in our pursuit of finding attractive investment opportunities for our clients by focusing on high-quality companies identified and evaluated by our fundamental research and active portfolio management.

Top Contributors:	Top Detractors:
Five Below Inc.	Cadence Bancorporation
Reata Pharmaceuticals Inc.	Pacific Premier Bancorp Inc.
Sarepta Therapeutics Inc.	Dycom Industries Inc.
Freshpet Inc.	Clovis Oncology Inc.
Teladoc Health Inc.	Adamas Pharmaceuticals Inc.

Kenneth G. Mertz II, CFA	Stacey L. Sears	Joseph W. Garner
Chief Investment Officer	Portfolio Manager	Portfolio Manager
Portfolio Manager

Emerald Mutual Fund Advisers Trust

Past performance does not guarantee future results. Fund prices fluctuate as the underlying assets have exposure to market fluctuations and other risks, as described in the Fund’s prospectus. Please visit www.emeraldmutualfunds.com to obtain current performance information and for the current prospectus and statement of additional information. This material must be preceded or accompanied by a prospectus. Please read the prospectus carefully before investing.

The views of Emerald Mutual Fund Advisers Trust and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer's current views. The views expressed are those of the author only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the Fund or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither Emerald Mutual Fund Advisers Trust nor the Fund accepts any liability for losses either direct or consequential caused by the use of this information.

The Emerald Small Cap Value Fund is distributed by ALPS Distributors, Inc.

The Fund is subject to investment risks, including possible loss of the principal amount invested and therefore is not suitable for all investors. The Fund may not achieve its objectives.

Diversification does not eliminate the risk of experiencing investment losses.

(1)	The term Russell 2000® Value Index refers to a composite of small cap companies located in the United States that also exhibit a value probability. The Russell 2000® Value is published does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

(2)	Raymond James, Housing: History Is On Homebuilders' Side Heading Into "Hope Trade 2019", 15 October, 2018

(3)	A yield curve is a line that plots the interest rates, at a set point in time, of bonds having equal credit quality but differing maturity dates. The most frequently reported yield curve compares the three-month, two-year, five-year and 30-year U.S. Treasury debt. This yield curve is used as a benchmark for other debt in the market, such as mortgage rates or bank lending rates, and it is also used to predict changes in economic output and growth.

8	www.emeraldmutualfunds.com

Emerald Small Cap Value Fund	Manager Commentary

October 31, 2018 (Unaudited)

TOP TEN HOLDINGS
(as a % of Net Assets)*

MKS Instruments, Inc.	2.23%
Focus Financial Partners, Inc.	2.16%
Gray Television, Inc.	2.12%
Ares Management LP	2.11%
ICF International, Inc.	2.08%
Meritor, Inc.	1.82%
Nutrisystem, Inc.	1.81%
Popular, Inc.	1.75%
Photronics, Inc.	1.72%
Aaron’s, Inc.	1.70%
Top Ten Holdings	19.50%

INDUSTRY SECTOR ALLOCATION
(as a % of Net Assets)

Financial Services	47.25%
Consumer Discretionary	12.39%
Technology	11.77%
Producer Durables	7.90%
Materials & Processing	6.74%
Energy	5.59%
Health Care	2.24%
Utilities	1.60%
Cash, Cash Equivalents, & Other Net Assets	4.52%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

ANNUALIZED TOTAL RETURN (for the period ended October 31, 2018)(1),(2)

	6 Month	1 Year	3 Years	5 Years	Since Inception(2)	Expense Ratio
						Gross(3)	Net(3)
Class A (NAV)	-10.43%	-8.02%	7.17%	6.54%	9.94%	2.56%	1.35%
Class A (MOP)	-14.68%	-12.40%	5.44%	5.52%	9.05%	2.56%	1.35%
Russell 2000® Value Index(4)	-1.52%	-0.59%	10.52%	7.18%	10.92%
Class C (NAV)	-10.74%	-8.64%	6.45%	5.83%	9.21%	3.20%	2.00%
Class C (CDSC)	-11.63%	-9.16%	6.45%	5.83%	9.21%	3.20%	2.00%
Russell 2000® Value Index(4)	-1.52%	-0.59%	10.52%	7.18%	10.92%
Investor Class	-10.23%	-7.82%	7.34%	6.70%	10.11%	2.44%	1.25%
Russell 2000® Value Index(4)	-1.52%	-0.59%	10.52%	7.18%	10.92%
Institutional Class	-10.20%	-7.66%	7.53%	6.91%	10.32%	2.20%	1.00%
Russell 2000® Value Index(4)	-1.52%	-0.59%	10.52%	7.18%	10.92%

Performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.emeraldmutualfunds.com.

Returns for periods less than 1 year are cumulative.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested.

Maximum Offering Price (MOP) for Class A shares includes the Fund's maximum sales charge of 4.75%. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account.

A Contingent Deferred Sales Charge (CDSC) of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.

(1)	As of June 26, 2015, the Emerald Small Cap Value Fund was reorganized as a successor to the Elessar Small Cap Value Fund (the Predecessor Fund), a series of Elessar Investment Trust. The performance shown for periods prior to June 26, 2015 reflects the performance of the Predecessor Fund's Institutional Class and Investor Class shares. The Predecessor Fund did not offer Class A or Class C shares. The performance shown for Class A and C shares prior to June 30, 2015 reflect the historical performance of the Predecessor Fund’s Institutional and Investor Shares since inception on October 15, 2012, calculated using the fees and expenses of Class A and C shares, respectively.

(2)	Commencement Dates - Class A: 06/30/2015, Class C: 06/30/2015, Institutional Class: 10/15/2012, Investor Class:10/15/2012

(3)	Emerald Mutual Fund Advisers Trust (“Emerald” or the “Adviser”) has agreed contractually to waive a portion of its fees and reimburse other expenses until August 31, 2019 in amounts necessary to limit the Fund’s operating expenses (exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expense) for Class A, Class C, Institutional Class, and Investor Class shares to an annual rate (as percentage of the Fund’s average daily net assets) of 1.35%, 2.00%, 1.00% and 1.25% respectively. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the relevant agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the year(s) in which the fees and expense were incurred. The Adviser may not discontinue this waiver prior to August 31, 2019, without the approval by the Fund's Board of Trustees. Ratios as of the Prospectus dated August 31, 2018 and may differ from the ratios presented in the Financial Highlights.

Semi-Annual Report | October 31, 2018	9

Emerald Small Cap Value Fund	Manager Commentary

October 31, 2018 (Unaudited)

(4)	The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

Important Risks

Investing in smaller companies generally will present greater investment risks, including: greater price volatility, greater sensitivity to changing economic conditions and less liquidity than the securities of larger, more mature companies.

10	www.emeraldmutualfunds.com

Emerald Small Cap Value Fund	Manager Commentary

October 31, 2018 (Unaudited)

GROWTH OF $10,000 INVESTMENT IN THE FUND (for the period ended October 31, 2018)

Comparison of change in value of a $10,000 investment (includes applicable sales loads)

The chart represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

Semi-Annual Report | October 31, 2018	11

Emerald Insights Fund	Manager Commentary

October 31, 2018 (Unaudited)

October 31, 2018

Dear Shareholders:

Investment Results:

The performance of the Emerald Insights Fund Class A shares (without sales load) for the six months ended October 31, 2018 reflected a return of 0.15%, trailing the Russell 3000® Growth Index(1) benchmark return of 4.29%. Performance for the period was hampered by weak results in October, which offset robust results in the earlier five months of the reporting period. Strength in the Consumer Discretionary and Healthcare sectors was offset by weakness in the Financial Services, Energy and Materials sectors as part of a late quarter risk off trade.

Investment Analysis:

Economic indicators continued to strengthen in the domestic economy with real U.S. Gross Domestic Product (GDP) growing 3.5% quarter-over-quarter in October, civilian unemployment at a decade low, consumer confidence at a multi-year high and average hourly earnings steadily improving. Second quarter S&P 500 earnings grew at a near record 27% with net profit margins coming in at 11.8%: the highest since 2008 (Factset). The only areas of concern that started to emerge late in the reporting period related to housing starts and existing home sales, as mortgage rates continued to rise. Trade tensions also impacted selected company earnings and forecasts by creating a drag on export opportunities while casting a negative pall over companies with significant China exposure.

The Insights portfolio was positioned with a modest degree of cyclical exposure with over-weights to Energy and Materials given our relatively optimistic outlook for economic growth, the strong earnings reported and guided to by companies in these sectors, as well as the very large growth/valuation gap between the cyclical companies and the broader market. Unfortunately, most names with real or perceived cyclical economic exposure continued to lag through the end of October regardless of actual results or guidance. The Insights portfolio was positioned at a modestly smaller market capitalization than the benchmark, but still large with an average market cap of $215bn composed of names with significantly higher projected earnings growth rates than the benchmark. Momentum carried the day for most of the reporting period as valuations were increasingly irrelevant until the month of October, when the fastest growing names underperformed the most given the aforementioned risk off trade.

Market Outlook:

As noted above, the U.S. economy is strong with 3% plus GDP growth and solid consumer & business conditions. Unfortunately, there is a true dichotomy between our economy and most other regions. European Union economies and those of most Asian nations, particularly emerging markets, have seen their economic growth contract significantly, as the strength of the U.S. Dollar, tariffs, and lower commodity prices have all served to drive down many currencies and grind economic growth to a halt. Concerns over the Federal Reserve (Fed) overshooting and tightening too much, along with the aforementioned emerging and developed international economic weakness caused one of the largest October equity market swoons on record. We are of the opinion that the risk of a near-term domestic economic slowdown is quite low as long as employment remains strong, the yield curve(2) remains positive and credit conditions, especially in the form of corporate credit spreads, remain tame. We look for some movement on the China trade situation at the November G20 trade summit. We also think there is increasing likelihood of the Fed taking a bit more dovish tone given the Dollar’s strength and the concomitant emerging market economic weakness.

Given the international weakness, we have positioned the portfolio with a domestic revenue bent with overweights in Energy, Materials, and other domestically focused sectors and industries. While this positioning did not work in October, we are confident in our sector allocations. Price/Earnings multiples and other valuation metrics for many of our portfolio holdings are approaching trough valuations last seen during the most recent industrial recession of 2015-2016. At that time WTI oil slipped to $26, job growth slowed and a variety of production indices and sentiment indicators were very weak. The situation is almost the polar opposite today with Q3 and Q4 2018 S&P 500 earnings expected to grow 19.1 and 17% respectively (Factset). Our confidence is buttressed when considering that portfolio holdings are expected to grow earnings 20.85% over the next 3-5 years vs. 17.61% for the index, according to our internal models. This higher growth rate and lower valuation scenario is quite rare and normally bodes well for superior future returns assuming the earnings projections come to fruition. As always, we employ our time-tested 10-step research process as we seek to identify the fastest growing companies with the best management teams in the domestic equity universe. Corrections are inevitable, but we think that over time investors will reward companies with above average earnings growth, especially those trading at discounted values based on temporary market inefficiencies.

Top Contributors:	Top Detractors:
Apple Inc.	GMS Inc.
Chegg, Inc.	Extraction Oil & Gas, Inc.
SeaWorld Entertainment, Inc.	Koppers Holdings Inc.
Teladoc Health, Inc.	Dycom Industries, Inc.
Microsoft Corporation	TopBuild Corp.

12	www.emeraldmutualfunds.com

Emerald Insights Fund	Manager Commentary

October 31, 2018 (Unaudited)

David A. Volpe, CFA	Stephen L. Amsterdam	Joseph Hovorka
Deputy Chief Investment Officer	Associate Portfolio Manager	Associate Portfolio Manager
Portfolio Manager

Emerald Mutual Fund Advisers Trust

Past performance does not guarantee future results. Fund prices fluctuate as the underlying assets have exposure to market fluctuations and other risks, as described in the Fund’s prospectus. Please visit www.emeraldmutualfunds.com to obtain current performance information and for the current prospectus and statement of additional information. This material must be preceded or accompanied by a prospectus. Please read the prospectus carefully before investing.

The views of Emerald Mutual Fund Advisers Trust and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer's current views. The views expressed are those of the author only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the Fund or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither Emerald Mutual Fund Advisers Trust nor the Fund accepts any liability for losses either direct or consequential caused by the use of this information.

The Emerald Insights Fund is distributed by ALPS Distributors, Inc.

The Fund is subject to investment risks, including possible loss of the principal amount invested and therefore is not suitable for all investors. The Fund may not achieve its objectives.

Diversification does not eliminate the risk of experiencing investment losses.

(1)	The Russell 3000® Growth Index is a market capitalization weighted index based on the Russell 3000® index. The Russell 3000® Growth Index includes companies that display signs of above average growth. The index is used to provide a gauge of the performance of growth stocks in the United States. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

(2)	A yield curve is a line that plots the interest rates, at a set point in time, of bonds having equal credit quality but differing maturity dates. The most frequently reported yield curve compares the three-month, two-year, five-year and 30-year U.S. Treasury debt. This yield curve is used as a benchmark for other debt in the market, such as mortgage rates or bank lending rates, and it is also used to predict changes in economic output and growth.

Semi-Annual Report | October 31, 2018	13

Emerald Insights Fund	Manager Commentary

October 31, 2018 (Unaudited)

TOP TEN HOLDINGS
(as a % of Net Assets)*

Amazon.com, Inc.	5.20%
Apple, Inc.	5.20%
Microsoft Corp.	5.13%
Chegg, Inc.	3.23%
Alphabet, Inc.	3.02%
Facebook, Inc.	2.64%
SeaWorld Entertainment, Inc.	2.07%
Vonage Holdings Corp.	1.86%
Varonis Systems, Inc.	1.66%
Citigroup, Inc.	1.60%
Top Ten Holdings	31.61%

INDUSTRY SECTOR ALLOCATION
(as a % of Net Assets)

Technology	32.21%
Consumer Discretionary	19.66%
Health Care	13.12%
Financial Services	9.07%
Materials & Processing	7.94%
Producer Durables	6.17%
Energy	5.67%
Consumer Staples	2.22%
Utilities	1.86%
Cash, Cash Equivalents, & Other Net Assets	2.08%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

ANNUALIZED TOTAL RETURN (for the period ended October 31, 2018)

	6 Month	1 Year	3 Year	Since Inception(1)	Expense Ratio
					Gross(2)	Net(2)
Class A (NAV)	0.15%	6.07%	7.78%	6.58%	2.10%	1.35%
Class A (MOP)	-4.59%	1.00%	6.06%	5.36%	2.10%	1.35%
Russell MidCap® Growth Index(3)	0.94%	6.14%	10.39%	9.78%
Russell 3000® Growth Index(4)	4.29%	10.20%	13.45%	13.05%
Class C (NAV)	-0.24%(5)	5.38%	7.07%	5.84%	2.75%	2.00%
Class C (CDSC)	-1.23%(5)	4.38%	7.07%	5.84%	2.75%	2.00%
Russell MidCap® Growth Index(3)	0.94%	6.14%	10.39%	9.78%
Russell 3000® Growth Index(4)	4.29%	10.20%	13.45%	13.05%
Investor Class	0.08%	6.01%	7.71%	6.48%	2.17%	1.40%
Russell MidCap® Growth Index(3)	0.94%	6.14%	10.39%	9.78%
Russell 3000® Growth Index(4)	4.29%	10.20%	13.45%	13.05%
Institutional Class	0.30%	6.34%	8.12%	6.87%	1.80%	1.05%
Russell MidCap® Growth Index(3)	0.94%	6.14%	10.39%	9.78%
Russell 3000® Growth Index(4)	4.29%	10.20%	13.45%	13.05%

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.emeraldmutualfunds.com.

Returns for periods less than 1 year are cumulative.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested.

Maximum Offering Price (MOP) for Class A shares includes the Fund's maximum sales charge of 4.75%. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account.

A Contingent Deferred Sales Charge (CDSC) of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.

(1)	Inception Date – August 1, 2014.

(2)	Emerald Mutual Fund Advisers Trust ("Emerald" or the "Adviser") has agreed contractually to waive a portion of its fees and reimburse other expenses until August 31, 2019 in amounts necessary to limit the Fund's operating expenses (exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expense) for Class A, Class C, Institutional Class, and Investor Class shares to an annual rate (as percentage of the Fund's average daily net assets) of 1.35%, 2.00%, 1.05% and 1.40% respectively. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the relevant agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the year(s) in which the fees and expense were incurred. The Adviser may not discontinue this waiver prior to August 31, 2019, without the approval by the Fund's Board of Trustees. Ratios as of the Prospectus dated August 31, 2018 and may differ from the ratios presented in the Financial Highlights.

(3)	The Russell MidCap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

14	www.emeraldmutualfunds.com

Emerald Insights Fund	Manager Commentary

October 31, 2018 (Unaudited)

(4)	The Russell 3000® Growth Index is a market capitalization weighted index based on the Russell 3000® index. The Russell 3000® Growth Index includes companies that display signs of above average growth. The index is used to provide a gauge of the performance of growth stocks in the United States. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.
(5)	Excludes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value and total return for shareholder transactions reported to the market may differ from the net asset value for financial reporting purposes.

Important Risks

Investing in smaller companies generally will present greater investment risks, including: greater price volatility, greater sensitivity to changing economic conditions and less liquidity than the securities of larger, more mature companies.

Semi-Annual Report | October 31, 2018	15

Emerald Insights Fund	Manager Commentary

October 31, 2018 (Unaudited)

GROWTH OF $10,000 INVESTMENT IN THE FUND (for the period ended October 31, 2018)

Comparison of change in value of a $10,000 investment (includes applicable sales loads)

The chart represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

16	www.emeraldmutualfunds.com

Emerald Banking and Finance Fund	Manager Commentary

October 31, 2018 (Unaudited)

October 31, 2018

Dear Shareholders:

Investment Results:

The Emerald Bank & Finance Fund underperformed the Russell 2000® Index(1) for the six months ended October 31, 2018, returning negative -8.15% vs. negative -1.37% for the Russell 2000® Index. During the six months ended October 31, 2018, the Russell 2000® Financial Services Index(2) returned -2.14%; the SNL Small Cap U.S. Bank & Thrift Index(3) lost -6.58% versus a 3.40% gain delivered by the Standard & Poor’s 500 Index(4) and a loss of -1.52% for the Russell 2000® Value Index(5).

Bank investors became laser focused on loan growth and deposit betas (the percentage of changes in the fed fund rate that banks pass on to their customers) coming out of the bank conference season in August and September given management concerns communicated during those conferences. Just like that, the bank sector that had performed well through the first half of 2018 began to melt like ice cubes on a hot summer day. We believe, however, that the recent decline in bank stocks the last few months has left investors with attractive investment opportunities given the current valuations. In fact, the current bank stock environment reminds us of early 2016, when bank indices fell about 20%, largely due to concerns over negative interest rates around the globe and a potential turn in the credit cycle. Those fears proved to be unfounded and bank stocks ultimately recovered those losses by mid-year 2016.

Investment Analysis:

Bank merger and acquisition (M&A) activity remains robust and pricing is trending higher in 2018. Through October 31st, 220 bank and thrift deals have been announced in 2018 for a combined value of $26.6 billion and a median deal value to tangible book value of 169.9%. Over the same time frame in 2017, 201 deals worth $23.2 billion were announced with a median deal value to tangible book value of 162.4%. In the month of October we have seen an increase in deal values and we believe that is the result of bidding wars for banks with attractive core deposit franchises and low loan-to-deposit ratios. Among the 18 deals announced in October, the median deal value to tangible book value was 177.7%.

As widely anticipated, the policymaking Federal Open Market Committee (FOMC) increased the fed funds rate 25 basis points on September 26th. That now takes the rate to a range of between 2% and 2.5%, where it last was in April 2008. This was the eighth increase since the Federal Reserve (Fed) began normalizing policy in December 2015. Along with the rate increase, the FOMC continued to project one more hike before the end of the year and three in 2019. Short term rate increases pushed the industry’s cost of interest bearing deposits to 0.68% through the first six months of 2018 from 0.49% in 2017. Deposit betas, or the percentage of changes in the fed fund rate that banks pass on to their customers, rose to 36.6% in the 12 month period ended June 30, 2018, compared to 30% in the prior 12 month period and 19.6% in full year 2017 according to S&P Global Market Intelligence. The Fed’s rate hikes have also driven loan yields higher. Through the first six months of 2018, the banking industry reported a loan beta, or the percentage of the change in fed funds rate passed on to borrowers, of 47.1% through the 12 months ended June 30, 2018 according to S&P Global Market Intelligence.

Despite an increase in cost of deposits, publicly traded banks and thrifts with less than $10 billion in assets reported improved profitability ratios in the third quarter. Among the community banks that reported third quarter results as of October 26th, the median efficiency ratio fell to 60.22%, down 63 basis points year-over-year. Meanwhile, the median return on average assets increased 20 basis points to 1.20% and the median net interest margin inched up 3 basis points to 3.71% according to S&P Global Market Intelligence.

Market Outlook:

We remain positive on the bank sector and believe the fundamentals will bring investors back to the bank sector once again as profitability continues to improve from current levels. During third quarter 2018 earnings season, investors focused on deposit and loan betas (as noted above). While deposit betas did increase in the third quarter we believe that loan betas continue to offset deposit betas, thus keeping net interest margins relatively flat (loan beta measures loan rate changes relative to market rate changes).

Since the financial crisis of 2008, a combination of low interest rates and excess liquidity placed a reduced emphasis on the value of a bank’s core deposit franchise. However, since the Federal Reserve Open Market Committee has continued to raise rates since December of 2015, the true value of a bank’s deposit franchise has become a key focus for bank investors. After all, how are community banks going to continue to grow loans if they cannot fund them with low cost deposits? With three rate increases this year and expectations for a December rate increase, we are beginning to hear more instances of banks facing increased deposit competition, especially for community banks with above-average growth aspirations or in highly competitive markets where banks tend to have higher loan-to-deposit ratios. In the second quarter of 2018, the bank sector experienced what many are calling a “catch-up” period with respect to deposit repricing where deposit costs were up substantially and deposit betas moved higher once again in Q3’18. We believe that deposit competition and higher loan-to-deposit ratios in some markets have and will continue to lead to an emerging trend in the community bank group where we are witnessing deposit motivated acquisition activity, often focused on granular core deposit franchises, which would be a notable shift from prior years’ acquisition activity that has been frequently motivated by asset generation.

Semi-Annual Report | October 31, 2018	17

Emerald Banking and Finance Fund	Manager Commentary

October 31, 2018 (Unaudited)

The fight for core deposits has been driven by the need to fund loan growth. The question is do we continue to see loan growth amongst the community bank sector? Organic loan growth slowed in the third quarter of 2018 to approximately 4% quarter-over-quarter annualized after a seasonally strong 7% increase in total loans in Q2’18. Community banks continue to face headwinds from increased payoffs and pay-downs particularly for those banks that focus on originating commercial real estate loans. Commercial real estate loan growth has been under pressure as nonbank lenders have stepped into the market and are competing on pricing and structure as well as investors taking money out of projects in some instances based on where cap rates are currently. We are encouraged to hear that generally, small community banks are remaining disciplined in their underwriting and have been willing to slow loan growth rather than “stretch” on credit or pricing. As a result, asset quality remains healthy and many management teams we have met with remain optimistic about the outlook for loan growth in their markets given the economic activity they are seeing and the continued opportunity to take market share from the larger regional banks.

With a greater dependence on the shape of the yield curve(6) and higher loan-to-deposit ratios, we remain focused on net interest margin and believe that community banks net interest margins will remain flat to slightly down in the coming months. We will be keeping a close eye on margins as the third quarter was the first where less than half the banks saw quarter-over-quarter improvements in net interest margin since the Fed started regularly raising rates at the end of 2016. An additional factor that weighed on margin performance in the third quarter was the more muted move in LIBOR, particularly three month LIBOR which was flat on an average basis quarter-over-quarter, although one month LIBOR rates also trailed the 25 basis points move in Fed Funds. We believe that the increase in deposit betas will continue in 2019, although we at a slower pace, given the rate outlook, and we believe that banks that are capable of delivering improved margins will have more moderate deposit betas than the small community bank sector.

We remain positive on the community bank space for the remainder of 2018 and into 2019. Specifically, we are focusing on those community banks with differentiated business models and those that are competitively positioned to benefit from strong core deposits as the fed further normalizes interest rates. We also continue to focus on community banks that have a heavier mix of commercial loans as we believe that they are better positioned to benefit from a rising short end of the yield curve. Given the recent sell-off in banks, we believe that banks are currently trading below historical values and present attractive opportunities.

Top Five Contributors to Return	Top Five Detractors to Return
Goosehead Insurance, Inc. (GSHD)	CURO Group Holdings Corp. (CURO)
NMI Holdings, Inc. (NMIH)	eXp World Holdings, Inc. (EXPI)
CBTX, Inc. (CBTX)	Live Oak Bancshares, Inc. (LOB)
Cardlytics, Inc. (CDLX)	Meta Financial Group, Inc. (CASH)
Guaranty Bancorp (GBNK)	Bank of N.T. Butterfield & Son Limited (NTB)

Kenneth G. Mertz II, CFA	Steven E. Russell, Esq.
Chief Investment Officer	Portfolio Manager
Portfolio Manager

Emerald Mutual Fund Advisers Trust

Past performance does not guarantee future results. Fund prices fluctuate as the underlying assets have exposure to market fluctuations and other risks, as described in the Fund’s prospectus. Please visit www.emeraldmutualfunds.com to obtain current performance information and for the current prospectus and statement of additional information. This material must be preceded or accompanied by a prospectus. Please read the prospectus carefully before investing.

The views of Emerald Mutual Fund Advisers Trust and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer's current views. The views expressed are those of the author only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the Fund or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither Emerald Mutual Fund Advisers Trust nor the Fund accepts any liability for losses either direct or consequential caused by the use of this information.

The Emerald Banking and Finance Fund is distributed by ALPS Distributors, Inc.

The Fund is subject to investment risks, including possible loss of the principal amount invested and therefore is not suitable for all investors. The Fund may not achieve its objectives.

18	www.emeraldmutualfunds.com

Emerald Banking and Finance Fund	Manager Commentary

October 31, 2018 (Unaudited)

Diversification does not eliminate the risk of experiencing investment losses.

(1)	The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Index is not actively managed and does not reflect any deduction of fees, expenses or taxes. An investor may not invest directly into the Index.

(2)	The Russell 2000® Financial Services Index – is comprised of the smallest financial services companies in the Russell 3000 Index. The Index is not actively managed and does not reflect any deductions for fees, expense, or taxes. An investor may not invest directly in the Index.

(3)	SNL Small Cap Bank & Thrift Index: Includes all publicly traded (NYSE, NYSE Amex, NASDAQ, OTC BB, Pink Sheets) Banks and Thrifts in SNL's coverage universe with $250M to $1B Total Common Market Capitalization as of most recent pricing data. Source: SNL Financial, data as of April 30, 2018.

(4)	The Standard & Poor’s 500® Index is an unmanaged index of 500 common stocks chosen for the market size, liquidity and industry group representation. It is a market-value weighted index. The Index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor may not invest directly into the Index

(5)	The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios (A ratio used to compare a stock's market value to its book value. It is calculated by dividing the current closing price of the stock by the latest quarter's book value per share.) and lower forecasted growth values. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

(6)	A yield curve is a line that plots the interest rates, at a set point in time, of bonds having equal credit quality but differing maturity dates. The most frequently reported yield curve compares the three-month, two-year, five-year and 30-year U.S. Treasury debt. This yield curve is used as a benchmark for other debt in the market, such as mortgage rates or bank lending rates, and it is also used to predict changes in economic output and growth.

Semi-Annual Report | October 31, 2018	19

Emerald Banking and Finance Fund	Manager Commentary

October 31, 2018 (Unaudited)

TOP TEN HOLDINGS
(as a % of Net Assets)*

TriState Capital Holdings, Inc.	2.68%
SVB Financial Group	2.58%
CBTX, Inc.	2.39%
Merchants Bancorp	2.32%
Triumph Bancorp, Inc.	2.31%
Meta Financial Group, Inc.	2.28%
Byline Bancorp, Inc.	2.02%
Bank of NT Butterfield & Son, Ltd.	1.92%
The Bancorp, Inc.	1.92%
Innovative Industrial Properties, Inc., REIT	1.78%
Top Ten Holdings	22.20%

INDUSTRY SECTOR ALLOCATION
(as a % of Net Assets)

Banks: Diversified	69.17%
Banks: Savings, Thrift & Mortgage Lending	7.00%
Insurance: Property-Casualty	2.67%
Consumer Lending	2.53%
Real Estate Services	2.15%
Insurance: Multi-Line	2.65%
Financial Data & Systems	1.82%
Equity Reit - Industrial	1.78%
Asset Management & Custodian	1.53%
Computer Services Software & Systems	1.51%
Insurance: Life	1.31%
Advertising Agencies	1.17%
Equity Reit - Diversified	0.80%
Commercial Services:
Rental & Leasing	0.51%
Cash, Cash Equivalents, & Other Net Assets	3.40%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

ANNUALIZED TOTAL RETURN (for the period ended October 31, 2018)

	6 Month	1 Year	3 Year	5 Year	10 Year	Since Inception(1)	Expense Ratio
							Gross(2)	Net(2)
Class A (NAV)	-8.15%	-4.33%	10.29%	12.69%	9.97%	9.05%	1.42%	1.42%
Class A (MOP)	-12.51%	-8.87%	8.52%	11.60%	9.44%	8.81%	1.42%	1.42%
Russell 2000® Index†	-1.37%	1.85%	10.68%	8.01%	12.44%	8.12%
Russell 2000® Financial Services Index††	-2.14%	-2.12%	9.96%	9.23%	10.18%	8.47%
Class C (NAV)	-8.45%	-4.96%	9.58%	11.96%	9.27%	9.16%	2.07%	2.07%
Class C (CDSC)	-9.37%	-5.89%	9.58%	11.96%	9.27%	9.16%	2.07%	2.07%
Russell 2000® Index†	-1.37%	1.85%	10.68%	8.01%	12.44%	8.12%
Russell 2000® Financial Services Index††	-2.14%	-2.12%	9.96%	9.23%	10.18%	8.47%
Investor Class	-8.15%	-4.27%	10.31%	12.71%	–	12.69%	1.47%	1.47%
Russell 2000® Index†	-1.37%	1.85%	10.68%	8.01%	–	8.12%
Russell 2000® Financial Services Index††	-2.14%	-2.12%	9.96%	9.23%	–	8.47%
Institutional Class	-7.99%	-4.01%	10.65%	13.05%	0.00%	15.75%	1.12%	1.12%
Russell 2000® Index†	-1.37%	1.85%	10.68%	8.01%	12.44%	8.12%
Russell 2000® Financial Services Index††	-2.14%	-2.12%	9.96%	9.23%	10.18%	8.47%

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.emeraldmutualfunds.com.

Performance shown for periods prior to March 16, 2012, reflects the performance of the Forward Banking & Finance Fund, a series of Forward Funds (as a result of a reorganization of the Forward Banking & Finance Fund into the Emerald Banking & Finance Fund).

Returns for periods less than 1 year are cumulative.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested.

Maximum Offering Price (MOP) for Class A shares includes the Fund's maximum sales charge of 4.75%. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account.

A Contingent Deferred Sales Charge (CDSC) of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.

(1)	Inception Dates - Class A: 02/18/1997, Class C: 07/01/2000, Institutional Class: 03/19/2012, Investor Class: 03/16/2010

(2)	Emerald Mutual Fund Advisers Trust ("Emerald" or the "Adviser") has agreed contractually to waive a portion of its fees and reimburse other expenses until August 31, 2019 in amounts necessary to limit the Fund's operating expenses (exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expense) for Class A, Class C, Institutional Class, and Investor Class shares to an annual rate (as percentage of the Fund's average daily net assets) of 1.84%, 2.49%, 1.54% and 1.89% respectively. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above to the extent

20	www.emeraldmutualfunds.com

Emerald Banking and Finance Fund	Manager Commentary

October 31, 2018 (Unaudited)

that the Fund's expenses in later periods fall below the annual rates set forth in the relevant agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the year(s) in which the fees and expense were incurred. The Adviser may not discontinue this waiver prior to August 31, 2019, without the approval by the Fund's Board of Trustees. Ratios as of the Prospectus dated August 31, 2018 and may differ from the ratios presented in the Financial Highlights.

†	The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® is a subset of the Russell 3000® Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into an index.

††	The Russell 2000® Financial Services Index is an additional index, and is comprised of the smallest financial services companies in the Russell 3000 Index. The Index is not actively managed and does not reflect any deductions for fees, expense, or taxes. An investor may not invest directly in the Index.

Important Risks

A fund that concentrates in a particular industry will involve a greater degree of risk than a fund with a more diversified portfolio. Investing in smaller companies generally will present greater investment risks, including: greater price volatility, greater sensitivity to changing economic conditions and less liquidity than the securities of larger, more mature companies.

Semi-Annual Report | October 31, 2018	21

Emerald Banking and Finance Fund	Manager Commentary

October 31, 2018 (Unaudited)

GROWTH OF $10,000 INVESTMENT IN THE FUND (for the period ended October 31, 2018)

Comparison of change in value of a $10,000 investment (includes applicable sales loads)

The chart represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

22	www.emeraldmutualfunds.com

Emerald Funds	Disclosure of Fund Expenses

October 31, 2018 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including applicable sales charges (loads); and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the (six-month) period and held for the entire period May 1, 2018 through October 31, 2018.

Actual Expenses

The first line for each share class of the Fund in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The second line for each share class of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line for each share class of the Fund within the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Emerald Growth Fund	Beginning Account Value 05/01/18	Ending Account Value 10/31/18	Expense Ratio(a)	Expense Paid During Period 5/01/18 - 10/31/18(b)
Class A
Actual	$1,000.00	$1,000.80	1.00%	$5.04
Hypothetical (5% return before expenses)	$1,000.00	$1,020.16	1.00%	$5.09
Class C
Actual	$1,000.00	$997.30	1.65%	$8.31
Hypothetical (5% return before expenses)	$1,000.00	$1,016.89	1.65%	$8.39
Institutional Class
Actual	$1,000.00	$1,002.20	0.68%	$3.43
Hypothetical (5% return before expenses)	$1,000.00	$1,021.78	0.68%	$3.47
Investor Class
Actual	$1,000.00	$1,000.80	1.02%	$5.14
Hypothetical (5% return before expenses)	$1,000.00	$1,020.06	1.02%	$5.19

Emerald Small Cap Value Fund
Class A
Actual	$1,000.00	$895.70	1.35%	$6.45
Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	1.35%	$6.87
Class C
Actual	$1,000.00	$892.60	2.00%	$9.54
Hypothetical (5% return before expenses)	$1,000.00	$1,015.12	2.00%	$10.16
Institutional Class
Actual	$1,000.00	$898.00	1.00%	$4.78
Hypothetical (5% return before expenses)	$1,000.00	$1,020.16	1.00%	$5.09
Investor Class
Actual	$1,000.00	$897.70	1.25%	$5.98
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	1.25%	$6.36

Semi-Annual Report | October 31, 2018	23

Emerald Funds	Disclosure of Fund Expenses

October 31, 2018 (Unaudited)

Emerald Insights Fund	Beginning Account Value 05/01/18	Ending Account Value 10/31/18	Expense Ratio(a)	Expense Paid During Period 5/01/18 - 10/31/18(b)
Class A
Actual	$1,000.00	$1,001.50	1.35%	$6.81
Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	1.35%	$6.87
Class C
Actual	$1,000.00	$998.40	2.00%	$10.07
Hypothetical (5% return before expenses)	$1,000.00	$1,015.12	2.00%	$10.16
Institutional Class
Actual	$1,000.00	$1,003.00	1.05%	$5.30
Hypothetical (5% return before expenses)	$1,000.00	$1,019.91	1.05%	$5.35
Investor Class
Actual	$1,000.00	$1,000.80	1.40%	$7.06
Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	1.40%	$7.12

Emerald Banking and Finance Fund
Class A
Actual	$1,000.00	$918.50	1.40%	$6.77
Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	1.40%	$7.12
Class C
Actual	$1,000.00	$915.50	2.04%	$9.85
Hypothetical (5% return before expenses)	$1,000.00	$1,014.92	2.04%	$10.36
Institutional Class
Actual	$1,000.00	$920.10	1.03%	$4.98
Hypothetical (5% return before expenses)	$1,000.00	$1,020.01	1.03%	$5.24
Investor Class
Actual	$1,000.00	$918.50	1.40%	$6.77
Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	1.40%	$7.12

(a)	The Fund's expense ratios have been based on the Fund's most recent fiscal half-year expenses.

(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184)/365 (to reflect the half-year period).

24	www.emeraldmutualfunds.com

Emerald Growth Fund	Schedule of Investments

 October 31, 2018 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 97.29%
Consumer Discretionary: 21.46%
904,605	American Eagle Outfitters, Inc.	$20,860,191
1,283,779	Chegg, Inc.(a)	35,021,491
153,416	Children's Place, Inc.	22,920,350
30,249	Churchill Downs, Inc.	7,550,453
202,299	Chuy's Holdings, Inc.(a)	4,930,027
512,123	Del Taco Restaurants, Inc.(a)	5,582,141
155,218	Eldorado Resorts, Inc.(a)	5,665,457
276,941	Etsy, Inc.(a)	11,775,531
222,162	Five Below, Inc.(a)	25,286,479
256,290	Instructure, Inc.(a)	9,569,869
74,934	Jack in the Box, Inc.	5,914,541
249,281	Marcus Corp.	9,726,945
76,323	Meritage Homes Corp.(a)	2,843,032
432,129	Noodles & Co.(a)	4,074,976
400,965	Nutrisystem, Inc.	14,258,315
198,716	Ollie's Bargain Outlet Holdings, Inc.(a)	18,460,716
385,313	Planet Fitness, Inc., Class A(a)	18,915,015
509,778	SeaWorld Entertainment, Inc.(a)	13,315,401
455,511	Steven Madden, Ltd.	14,243,829
370,375	Tilly's, Inc., Class A	6,570,452
174,450	Urban Outfitters, Inc.(a)	6,883,797
232,706	YETI Holdings, Inc.(a)	3,707,007
		268,076,015

Consumer Staples: 2.35%
451,962	Freshpet, Inc.(a)	17,219,752
637,889	Simply Good Foods Co.(a)	12,094,376
		29,314,128

Energy: 0.52%
249,667	Callon Petroleum Co.(a)	2,489,180
34,894	Delek US Holdings, Inc.	1,281,308
425,000	Enphase Energy, Inc.(a)	1,929,500
100,594	Extraction Oil & Gas, Inc.(a)	803,746
		6,503,734

Financial Services: 10.92%
70,764	Bryn Mawr Bank Corp.	2,826,314
1,040,117	Cadence BanCorp	22,944,981
55,159	CNB Financial Corp.	1,412,070
1,011,100	Everi Holdings, Inc.(a)	7,279,920
122,502	First Choice Bancorp	2,756,295
364,575	Industrial Logistics Properties Trust, REIT	7,871,174
57,823	LendingTree, Inc.(a)	11,662,321
313,373	Live Oak Bancshares, Inc.	5,766,063
303,990	Moelis & Co., Class A	12,269,036
544,605	Monmouth Real Estate Investment Corp.	8,147,291
229,926	National Commerce Corp.(a)	8,530,255
349,268	OceanFirst Financial Corp.	8,843,466
Shares		Value (Note 2)
Financial Services (continued)
172,312	Opus Bank	$3,272,205
528,186	Pacific Premier Bancorp, Inc.(a)	15,438,877
199,849	Triumph Bancorp, Inc.(a)	7,166,585
301,054	Union Bankshares Corp.	10,277,984
		136,464,837

Health Care: 22.14%
125,000	Acer Therapeutics, Inc.(a)	2,822,500
373,701	Adamas Pharmaceuticals, Inc.(a)	6,184,751
283,041	Aimmune Therapeutics, Inc.(a)	7,523,230
231,410	Arena Pharmaceuticals, Inc.(a)	8,252,080
218,394	Assembly Biosciences, Inc.(a)	4,996,855
269,960	AtriCure, Inc.(a)	8,587,428
222,200	Avrobio, Inc.(a)	6,679,332
258,720	Biohaven Pharmaceutical Holding Co., Ltd.(a)	9,326,856
222,991	Catalent, Inc.(a)	8,995,457
86,053	Cutera, Inc.(a)	1,746,876
397,833	Deciphera Pharmaceuticals, Inc.(a)	8,032,248
560,543	Dicerna Pharmaceuticals, Inc.(a)	7,376,746
200,000	Eloxx Pharmaceuticals, Inc.(a)	2,406,000
48,698	FibroGen, Inc.(a)	2,087,683
274,572	G1 Therapeutics, Inc.(a)	10,985,626
359,745	Insmed, Inc.(a)	5,252,277
178,170	Integer Holdings Corp.(a)	13,268,320
557,396	K2M Group Holdings, Inc.(a)	15,261,502
385,413	Karyopharm Therapeutics, Inc.(a)	4,062,253
69,279	Loxo Oncology, Inc.(a)	10,576,132
174,830	Merit Medical Systems, Inc.(a)	9,986,290
997,359	NeoGenomics, Inc.(a)	18,391,300
443,374	OraSure Technologies, Inc.(a)	6,162,899
124,080	PTC Therapeutics, Inc.(a)	4,779,562
266,752	Reata Pharmaceuticals, Inc., Class A(a)	15,719,695
332,325	Replimune Group, Inc.(a)	4,280,346
140,081	Sarepta Therapeutics, Inc.(a)	18,737,234
186,939	Savara, Inc.(a)	1,682,451
381,980	Senseonics Holdings, Inc.(a)	1,417,146
73,000	Sientra, Inc.(a)	1,503,070
155,571	T2 Biosystems, Inc.(a)	816,748
94,360	Tabula Rasa HealthCare, Inc.(a)	6,971,317
361,878	Tandem Diabetes Care, Inc.(a)	13,610,231
216,729	Teladoc, Inc.(a)	15,027,989
60,242	Twist Bioscience Corp.(a)	843,388
400,000	Vericel Corp.(a)	4,460,000
186,676	Zogenix, Inc.(a)	7,795,590
		276,609,408

Materials & Processing: 4.72%
277,081	Allegheny Technologies, Inc.(a)	7,173,627
289,508	Carpenter Technology Corp.	12,625,444
56,752	Innospec, Inc.	3,797,844
465,340	Livent Corp.(a)	7,259,304

Semi-Annual Report | October 31, 2018	25

Emerald Growth Fund	Schedule of Investments

October 31, 2018 (Unaudited)

Shares		Value (Note 2)
Materials & Processing (continued)
470,670	PQ Group Holdings, Inc.(a)	$7,554,253
335,946	Trex Co., Inc.(a)	20,593,490
		59,003,962

Producer Durables: 8.30%
251,363	Atlas Air Worldwide Holdings, Inc.(a)	12,975,358
641,975	Daseke, Inc.(a)	3,903,208
138,520	Dycom Industries, Inc.(a)	9,402,738
330,815	H&E Equipment Services, Inc.	7,969,333
283,600	Knoll, Inc.	5,629,460
964,626	Kratos Defense & Security Solutions, Inc.(a)	12,086,764
160,133	NV5 Global, Inc.(a)	12,501,583
211,574	Tetra Tech, Inc.	13,972,347
293,276	TriNet Group, Inc.(a)	13,781,039
415,770	Tutor Perini Corp.(a)	6,444,435
527,533	US Xpress Enterprises, Inc., Class A(a)	5,080,143
		103,746,408

Technology: 22.49%
236,340	Alarm.com Holdings, Inc.(a)	10,512,403
315,359	Box, Inc., Class A(a)	5,676,462
737,185	Ciena Corp.(a)	23,044,403
482,437	Cloudera, Inc.(a)	6,638,333
187,018	EPAM Systems, Inc.(a)	22,343,041
538,431	ForeScout Technologies, Inc.(a)	14,828,390
978,189	Glu Mobile, Inc.(a)	6,896,232
173,498	GTT Communications, Inc.(a)	6,228,578
137,074	II-VI, Inc.(a)	5,103,265
279,118	Imperva, Inc.(a)	15,449,181
279,324	Integrated Device Technology, Inc.(a)	13,075,156
298,737	Internap Corp.(a)	2,560,176
730,058	Leaf Group, Ltd.(a)	6,388,008
202,703	Lumentum Holdings, Inc.(a)	11,077,719
235,742	Mercury Systems, Inc.(a)	11,046,870
362,060	Model N, Inc.(a)	5,561,242
469,206	PlayAGS, Inc.(a)	11,378,246
273,179	Pluralsight, Inc., Class A(a)	6,121,941
160,820	Proofpoint, Inc.(a)	14,626,579
304,190	Pure Storage, Inc., Class A(a)	6,138,554
116,046	Q2 Holdings, Inc.(a)	6,177,129
517,130	Rapid7, Inc.(a)	18,740,791
156,154	Sailpoint Technologies Holding, Inc.(a)	4,066,250
82,307	Semtech Corp.(a)	3,698,877
349,480	SVMK, Inc.(a)	3,742,931
640,986	USA Technologies, Inc.(a)	3,717,719
360,161	Varonis Systems, Inc.(a)	21,995,032
304,654	Vocera Communications, Inc.(a)	10,574,540
98,586	Zscaler, Inc.(a)	3,577,686
		280,985,734
Shares		Value (Note 2)
Utilities: 4.39%
354,809	Boingo Wireless, Inc.(a)	$11,116,166
153,911	Cogent Communications Holdings, Inc.	8,000,294
197,613	Shenandoah Telecommunications Co.	7,513,246
2,124,695	Vonage Holdings Corp.(a)	28,173,456
		54,803,162

	Total Common Stocks
	(Cost $965,271,076)	1,215,507,388

SHORT TERM INVESTMENTS: 2.69%
33,558,289	Dreyfus Government Cash Management Fund - Institutional Class 2.049% (7-Day Yield)	33,558,289

	Total Short Term Investments
	(Cost $33,558,289)	33,558,289

Total Investments: 99.98%
(Cost $998,829,365)		1,249,065,677

Other Assets In Excess Of Liabilities: 0.02%		288,782
Net Assets: 100.00%		$1,249,354,459

(a)	Non-income producing security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.

26	www.emeraldmutualfunds.com

Emerald Small Cap Value Fund	Schedule of Investments

October 31, 2018 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 95.48%
Consumer Discretionary: 12.39%
2,558	Aaron's, Inc.	$120,559
2,733	Eldorado Resorts, Inc.(a)	99,755
8,691	Gray Television, Inc.(a)	150,441
7,603	Meritor, Inc.(a)	129,175
3,597	Nutrisystem, Inc.	127,909
2,476	Penske Automotive Group, Inc.	109,885
1,299	Viad Corp.	62,209
6,400	ZAGG, Inc.(a)	77,504
		877,437

Energy: 5.59%
2,304	Delek US Holdings, Inc.	84,603
8,916	Extraction Oil & Gas, Inc.(a)	71,239
4,743	Mammoth Energy Services, Inc.	118,385
7,963	SRC Energy, Inc.(a)	56,378
8,351	Superior Energy Services, Inc.(a)	65,388
		395,993

Financial Services: 47.29%
4,851	Amalgamated Bank, Class A(a)	94,109
7,604	Ares Management LP	149,114
1,503	Bank of NT Butterfield & Son, Ltd.	60,556
5,510	Bank7 Corp.(a)	91,191
4,950	Baycom Corp.(a)	119,741
6,086	Bridgewater Bancshares, Inc.(a)	67,555
2,792	Capital Bancorp, Inc.(a)	31,270
2,874	CNB Financial Corp.	73,574
5,200	Coastal Financial Corp.(a)	84,916
4,626	Donnelley Financial Solutions, Inc.(a)	71,934
2,071	Employers Holdings, Inc.	95,183
2,104	Equity Bancshares, Inc., Class A(a)	75,933
635	Euronet Worldwide, Inc.(a)	70,599
9,309	Everi Holdings, Inc.(a)	67,025
2,588	First Internet Bancorp	66,693
941	First Merchants Corp.	39,155
4,011	Focus Financial Partners, Inc., Class A(a)	153,221
6,870	Freedom Bank of Virginia(a)	74,127
3,180	FVCBankcorp, Inc.(a)	55,650
1,903	HCI Group, Inc.	83,104
7,241	Heritage Insurance Holdings, Inc.	101,085
2,489	Innovative Industrial Properties, Inc., REIT	102,024
3,670	Investar Holding Corp.	95,750
2,208	JBG SMITH Properties, REIT	82,756
3,638	Live Oak Bancshares, Inc.	66,939
4,388	Meta Financial Group, Inc.	110,753
1,825	Moelis & Co., Class A	73,657
3,559	NMI Holdings, Inc., Class A(a)	75,237
2,924	People's Utah Bancorp	97,983
4,261	Piedmont Office Realty Trust, Inc., Class A	76,783
4,076	Plymouth Industrial REIT, Inc., REIT	57,064
2,380	Popular, Inc.	123,785
3,600	Rexford Industrial Realty, Inc., REIT	114,012
Shares		Value (Note 2)
Financial Services (continued)
1,104	Texas Capital Bancshares, Inc.(a)	$72,014
8,215	The Bancorp, Inc.(a)	86,258
4,105	TPG RE Finance Trust, Inc.	81,361
3,333	TriState Capital Holdings, Inc.(a)	84,058
2,118	Triumph Bancorp, Inc.(a)	75,951
2,060	Union Bankshares Corp.	70,328
4,052	Uniti Group, Inc.	77,555
		3,350,003

Health Care: 2.23%
1,217	Biohaven Pharmaceutical Holding Co., Ltd.(a)	43,873
2,265	Karyopharm Therapeutics, Inc.(a)	23,873
3,488	Varex Imaging Corp.(a)	90,548
		158,294

Materials & Processing: 6.74%
2,355	Apogee Enterprises, Inc.	85,016
6,381	Builders FirstSource, Inc.(a)	78,997
3,131	Kirkland Lake Gold, Ltd.	61,242
3,941	Koppers Holdings, Inc.(a)	105,422
1,933	Universal Forest Products, Inc.	54,646
2,824	US Concrete, Inc.(a)	92,175
		477,498

Producer Durables: 8.88%
1,814	Air Lease Corp.	69,113
872	Dycom Industries, Inc.(a)	59,191
20,933	Goldfield Corp.(a)	77,452
1,999	ICF International, Inc.	147,207
2,644	Kennametal, Inc.	93,730
1,437	OSI Systems, Inc.(a)	99,383
8,593	US Xpress Enterprises, Inc., Class A(a)	82,751
		628,827

Technology: 10.76%
4,924	Kulicke & Soffa Industries, Inc.	100,105
5,114	MaxLinear, Inc.(a)	99,263
617	MicroStrategy, Inc., Class A(a)	77,723
2,140	MKS Instruments, Inc.	157,697
12,540	Photronics, Inc.(a)	122,140
4,152	PlayAGS, Inc.(a)	100,686
6,654	Tower Semiconductor, Ltd.(a)	104,401
		762,015

Utilities: 1.60%
8,572	Vonage Holdings Corp.(a)	113,665

	Total Common Stocks
	(Cost $6,651,149)	6,763,732

Semi-Annual Report | October 31, 2018	27

Emerald Small Cap Value Fund	Schedule of Investments

October 31, 2018 (Unaudited)

Shares		Value (Note 2)
SHORT TERM INVESTMENTS: 1.10%
77,803	Dreyfus Government Cash Management Fund - Institutional Class 2.049% (7-Day Yield)	$77,803

	Total Short Term Investments
	(Cost $77,803)	77,803

Total Investments: 96.58%
(Cost $6,728,952)		6,841,535

Other Assets In Excess Of Liabilities: 3.42%		242,244
Net Assets: 100.00%		$7,083,779

(a)	Non-income producing security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.

28	www.emeraldmutualfunds.com

Emerald Insights Fund	Schedule of Investments

October 31, 2018 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 97.52%
Consumer Discretionary: 19.66%
337	Amazon.com, Inc.(a)	$538,529
1,912	BorgWarner, Inc.	75,352
1,502	Brunswick Corp.	78,089
642	Burlington Stores, Inc.(a)	110,097
12,267	Chegg, Inc.(a)	334,644
3,629	Cinemark Holdings, Inc.	150,858
514	Home Depot, Inc.	90,402
1,150	Malibu Boats, Inc., Class A(a)	46,230
2,193	MGM Resorts International	58,509
3,259	Nutrisystem, Inc.	115,890
647	PVH Corp.	78,151
1,384	Royal Caribbean Cruises, Ltd.	144,946
8,192	SeaWorld Entertainment, Inc.(a)	213,975
		2,035,672

Consumer Staples: 2.22%
383	Boston Beer Co., Inc., Class A(a)	117,692
1,913	Energizer Holdings, Inc.	112,427
		230,119

Energy: 5.67%
1,132	Delek US Holdings, Inc.	41,567
8,845	Extraction Oil & Gas, Inc.(a)	70,671
4,543	Magnolia Oil & Gas Corp.(a)	56,560
2,527	Mammoth Energy Services, Inc.	63,074
4,693	Oasis Petroleum, Inc.(a)	47,212
7,476	Patterson-UTI Energy, Inc.	124,401
2,552	Viper Energy Partners LP	91,770
5,690	WPX Energy, Inc.(a)	91,268
		586,523

Financial Services: 8.67%
434	Alliance Data Systems Corp.	89,482
3,062	Bank of America Corp.	84,205
636	Bank of NT Butterfield & Son, Ltd.	25,625
2,533	Citigroup, Inc.	165,810
2,046	Curo Group Holdings Corp.(a)	28,787
6,470	First Data Corp., Class A(a)	121,248
780	LendingTree, Inc.(a)	157,318
253	SVB Financial Group(a)	60,019
879	Visa, Inc., Class A	121,170
917	Western Alliance Bancorp(a)	44,236
		897,900

Health Care: 13.12%
1,194	Abbott Laboratories	82,315
1,298	AbbVie, Inc.	101,049
1,219	Acadia Healthcare Co., Inc.(a)	50,589
1,204	Alnylam Pharmaceuticals, Inc.(a)	96,838
1,447	Biohaven Pharmaceutical Holding Co., Ltd.(a)	52,164
1,683	BioTelemetry, Inc.(a)	97,782
Shares		Value (Note 2)
Health Care (continued)
2,537	Deciphera Pharmaceuticals, Inc.(a)	$51,222
9,614	Dicerna Pharmaceuticals, Inc.(a)	126,520
5,462	Inovio Pharmaceuticals, Inc.(a)	26,928
2,389	Insmed, Inc.(a)	34,880
1,779	Integer Holdings Corp.(a)	132,482
643	PTC Therapeutics, Inc.(a)	24,768
1,223	Puma Biotechnology, Inc.(a)	45,312
1,601	Reata Pharmaceuticals, Inc., Class A(a)	94,347
322	Sage Therapeutics, Inc.(a)	41,435
791	Sarepta Therapeutics, Inc.(a)	105,804
1,856	Teladoc, Inc.(a)	128,695
718	Veeva Systems, Inc., Class A(a)	65,589
		1,358,719

Materials & Processing: 7.94%
4,404	Allegheny Technologies, Inc.(a)	114,020
1,260	Berry Global Group, Inc.(a)	54,961
7,386	GMS, Inc.(a)	121,426
1,272	Innospec, Inc.	85,122
4,123	Koppers Holdings, Inc.(a)	110,290
3,410	Livent Corp.(a)	53,196
2,416	Masco Corp.	72,480
970	Scotts Miracle-Gro Co.	64,738
2,384	Trex Co., Inc.(a)	146,139
		822,372

Producer Durables: 6.17%
242	CoStar Group, Inc.(a)	87,464
1,075	Dycom Industries, Inc.(a)	72,971
4,118	Kratos Defense & Security Solutions, Inc.(a)	51,598
690	NV5 Global, Inc.(a)	53,868
1,602	OSI Systems, Inc.(a)	110,794
893	Parker-Hannifin Corp.	135,406
980	Southwest Airlines Co.	48,118
1,022	TopBuild Corp.(a)	46,624
3,346	US Xpress Enterprises, Inc., Class A(a)	32,222
		639,065

Technology: 32.21%
161	Adobe, Inc.(a)	39,567
1,668	Alarm.com Holdings, Inc.(a)	74,193
287	Alphabet, Inc., Class A(a)	312,997
2,458	Apple, Inc.	537,958
356	Coherent, Inc.(a)	43,838
1,799	Facebook, Inc., Class A(a)	273,070
1,669	Fortinet, Inc.(a)	137,158
14,545	Glu Mobile, Inc.(a)	102,542
3,988	Internap Corp.(a)	34,177
977	Lumentum Holdings, Inc.(a)	53,393
4,971	Microsoft Corp.	530,953
778	Nutanix, Inc., Class A(a)	32,295
601	NVIDIA Corp.	126,709

Semi-Annual Report | October 31, 2018	29

Emerald Insights Fund	Schedule of Investments

October 31, 2018 (Unaudited)

Shares		Value (Note 2)
Technology (continued)
4,738	ON Semiconductor Corp.(a)	$80,546
508	Palo Alto Networks, Inc.(a)	92,984
24,757	Pixelworks, Inc.(a)	103,484
5,884	PlayAGS, Inc.(a)	142,687
1,091	Proofpoint, Inc.(a)	99,227
760	PTC, Inc.(a)	62,632
1,745	Rapid7, Inc.(a)	63,239
656	salesforce.com, Inc.(a)	90,029
310	ServiceNow, Inc.(a)	56,122
636	Splunk, Inc.(a)	63,498
1,570	USA Technologies, Inc.(a)	9,106
2,820	Varonis Systems, Inc.(a)	172,217
		3,334,621

Utilities: 1.86%
14,490	Vonage Holdings Corp.(a)	192,138

	Total Common Stocks
	(Cost $9,341,775)	10,097,129

MASTER LIMITED PARTNERSHIPS: 0.40%
Financial Services: 0.40%
1,040	Lazard, Ltd., Class A	41,329

	Total Master Limited Partnerships
	(Cost $33,112)	41,329

SHORT TERM INVESTMENTS: 2.35%
243,234	Dreyfus Government Cash Management Fund - Institutional Class 2.049% (7-Day Yield)	243,234

	Total Short Term Investments
	(Cost $243,234)	243,234

Total Investments: 100.27%
(Cost $9,618,121)		10,381,692

Liabilities In Excess Of Other Assets: (0.27)%		(28,282)
Net Assets: 100.00%		$10,353,410

(a)	Non-income producing security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.

30	www.emeraldmutualfunds.com

Emerald Banking and Finance Fund	Schedule of Investments

October 31, 2018 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 96.60%
Consumer Discretionary: 1.17%
Advertising Agencies: 1.17%
276,355	Cardlytics, Inc.(a)	$5,847,672

Financial Services: 93.41%
Asset Management & Custodian: 1.53%
200,000	Focus Financial Partners, Inc., Class A(a)	7,640,000

Banks: Diversified: 69.17%
100,000	1st Source Corp.	4,659,000
37,164	Amalgamated Bank, Class A(a)	720,982
59,178	American Business Bank(a)	2,278,353
169,900	American Riviera Bank(a)	3,253,585
424,577	Bank of Commerce Holdings	5,069,449
238,604	Bank of NT Butterfield & Son, Ltd.	9,613,355
495,614	Bank7 Corp.(a)	8,202,412
241,551	Baycom Corp.(a)	5,843,119
722,896	Bridgewater Bancshares, Inc.(a)	8,024,146
224,440	Business First Bancshares, Inc.	5,918,483
457,815	Byline Bancorp, Inc.(a)	10,071,930
297,208	Capital Bancorp, Inc.(a)	3,328,730
145,214	Carolina Financial Corp.	4,805,131
344,000	Carolina Trust Bancshares, Inc.(a)	2,838,000
358,750	CBTX, Inc.	11,921,262
202,144	CenterState Bank Corp.	4,968,699
118,810	Civista Bancshares, Inc.	2,751,640
150,002	CNB Financial Corp.	3,840,051
437,810	Coastal Financial Corp.(a)	7,149,437
228,773	Equity Bancshares, Inc., Class A(a)	8,256,418
351,830	Esquire Financial Holdings, Inc.(a)	8,436,883
113,927	First Bancshares, Inc.	4,105,929
528,554	First Bank	6,279,221
163,498	First Choice Bancorp	3,678,705
201,825	First Internet Bancorp	5,201,030
109,850	First Mid-Illinois Bancshares, Inc.	4,095,208
125,475	First Resource Bank(a)	1,380,225
263,800	Freedom Bank of Virginia(a)	2,846,402
66,405	FS Bancorp, Inc.	2,997,522
288,277	FVCBankcorp, Inc.(a)	5,044,847
169,868	Gold Coast Bancorp, Inc.(a)	1,970,469
200,000	Guaranty Bancshares, Inc.	5,964,000
211,862	Heritage Commerce Corp.	3,074,118
254,042	Investar Holding Corp.	6,627,956
121,689	John Marshall Bancorp, Inc.(a)	2,190,402
204,472	Live Oak Bancshares, Inc.	3,762,285
53	Mechanics Bank(a)	1,725,150
503,773	Merchants Bancorp	11,586,779
217,881	Metropolitan Bank Holding Corp.(a)	8,031,094
239,209	National Commerce Corp.(a)	8,874,654
203,594	Old Line Bancshares, Inc.	6,095,604
158,129	Opus Bank	3,002,870
150,710	Origin Bancorp, Inc.	5,629,018
599,284	Pacific Mercantile Bancorp(a)	4,956,079

Shares		Value (Note 2)
Banks: Diversified (continued)
212,884	People's Utah Bancorp	$7,133,743
240,584	Professional Holding Corp.(a)	4,126,016
398,258	RBB Bancorp	8,594,408
254,684	Seacoast Commerce Banc Holdings	5,641,251
246,130	ServisFirst Bancshares, Inc.	8,855,757
200,000	SmartFinancial, Inc.(a)	4,068,000
71,032	Southern First Bancshares, Inc.(a)	2,550,759
262,100	Spirit Of Texas Bancshares Inc(a)	5,470,027
300,000	Stewardship Financial Corp.	2,985,000
54,290	SVB Financial Group(a)	12,879,217
913,279	The Bancorp, Inc.(a)	9,589,429
530,851	TriState Capital Holdings, Inc.(a)	13,388,062
321,966	Triumph Bancorp, Inc.(a)	11,545,701
231,891	Union Bankshares Corp.	7,916,759
168,750	Unity Bancorp, Inc.	3,572,437
135,517	Veritex Holdings, Inc.(a)	3,192,780
117,942	West Town Bancorp, Inc.(a)	3,160,846
		345,740,824

Banks: Savings, Thrift & Mortgage Lending: 7.00%
230,146	Heritage Financial Corp.	7,530,377
267,003	Malvern Bancorp, Inc.(a)	5,422,831
451,878	Meta Financial Group, Inc.	11,405,401
778,700	Sterling Bancorp, Inc.	8,059,545
250,000	University Bancorp, Inc./Ann Arbor MI(a)	2,550,000
		34,968,154

Consumer Lending: 2.53%
525,277	Curo Group Holdings Corp.(a)	7,390,648
26,138	LendingTree, Inc.(a)	5,271,773
		12,662,421

Equity REIT - Diversified: 0.80%
208,500	Uniti Group, Inc.	3,990,690

Equity REIT - Industrial: 1.78%
216,600	Innovative Industrial Properties, Inc., REIT	8,878,434

Financial Data & Systems: 1.82%
201,784	Evo Payments, Inc., Class A(a)	4,790,352
71,410	First Data Corp., Class A(a)	1,338,223
39,270	Green Dot Corp., Class A(a)	2,974,310
		9,102,885

Insurance: Life: 1.31%
134,166	Health Insurance Innovations, Inc., Class A(a)	6,560,717

Insurance: Multi-Line: 2.65%
212,221	Goosehead Insurance, Inc., Class A(a)	7,274,936
50,000	James River Group Holdings, Ltd.	1,925,000
281,048	Mr Cooper Group, Inc.(a)	4,072,385
		13,272,321

Semi-Annual Report | October 31, 2018	31

Emerald Banking and Finance Fund	Schedule of Investments

October 31, 2018 (Unaudited)

Shares		Value (Note 2)
Insurance: Property-Casualty: 2.67%
185,000	Kingstone Cos., Inc.	$3,145,000
42,570	Kinsale Capital Group, Inc.	2,541,855
361,308	NMI Holdings, Inc., Class A(a)	7,638,051
		13,324,906

Real Estate Services: 2.15%
623,177	eXp World Holdings, Inc.(a)	6,481,041
438,107	Newmark Group, Inc., Class A	4,267,162
		10,748,203

Producer Durables: 0.51%
Commercial Services: Rental & Leasing: 0.51%
96,527	Marlin Business Services, Inc.	2,565,687

Technology: 1.51%
Computer Services Software & Systems: 1.51%
141,914	Q2 Holdings, Inc.(a)	7,554,082

	Total Common Stocks
	(Cost $429,693,712)	482,856,996

SHORT TERM INVESTMENTS: 1.70%
8,495,316	Dreyfus Government Cash Management Fund - Institutional Class 2.049% (7-Day Yield)	8,495,316

	Total Short Term Investments
	(Cost $8,495,316)	8,495,316

Total Investments: 98.30%
(Cost $438,189,028)		491,352,312

Other Assets In Excess Of Liabilities: 1.70%		8,473,927
Net Assets: 100.00%		$499,826,239

(a)	Non-income producing security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.
See Notes to Financial Statements.

32	www.emeraldmutualfunds.com

Emerald Funds	Statements of Assets and Liabilities

October 31, 2018 (Unaudited)

	Emerald Growth Fund	Emerald Small Cap Value Fund	Emerald Insights Fund	Emerald Banking and Finance Fund
ASSETS:
Investments, at value	$1,249,065,677	$6,841,535	$10,381,692	$491,352,312
Receivable for investments sold	8,395,331	343,143	59,867	24,190,291
Receivable for shares sold	1,135,900	15,474	–	522,499
Receivable due from advisor	–	3,343	381	–
Interest and dividends receivable	328,559	1,233	1,884	37,564
Other assets	37,299	25,118	24,481	33,370
Total Assets	1,258,962,766	7,229,846	10,468,305	516,136,036
LIABILITIES:
Payable for investments purchased	7,395,691	123,623	96,233	14,058,539
Payable for shares redeemed	1,136,221	4,652	–	1,545,417
Investment advisory fees payable	626,151	–	–	412,015
Payable to fund accounting and administration	45,313	2,487	1,924	20,078
Payable for distribution and service fees	306,438	1,599	3,235	209,392
Payable for trustee fees and expenses	6,592	40	67	3,370
Payable for transfer agency fees	24,225	3,204	3,406	21,276
Payable for chief compliance officer fee	7,341	47	70	3,379
Payable for principal financial officer fee	1,158	9	11	533
Payable for professional fees	12,106	8,732	8,744	11,448
Accrued expenses and other liabilities	47,071	1,674	1,205	24,350
Total Liabilities	9,608,307	146,067	114,895	16,309,797
NET ASSETS	$1,249,354,459	$7,083,779	$10,353,410	$499,826,239
NET ASSETS CONSIST OF:
Paid-in capital (Note 5)	$887,525,170	$5,755,570	$7,804,971	$363,482,519
Total distributable earnings	361,829,289	1,328,209	2,548,439	136,343,720
NET ASSETS	$1,249,354,459	$7,083,779	$10,353,410	$499,826,239
INVESTMENTS, AT COST	$998,829,365	$6,728,952	$9,618,121	$438,189,028
PRICING OF SHARES
Class A: (a)
Net Asset Value, offering and redemption price per share	$26.01	$9.36	$13.11	$42.26
Net Assets	$203,285,696	$4,498,049	$8,669,523	$159,676,825
Shares of beneficial interest outstanding	7,816,648	480,481	661,152	3,778,680
Maximum offering price per share (NAV/.9525, based on maximum sales charge of 4.75% of the offering price)	$27.30	$9.83	$13.77	$44.36
Class C: (a)
Net Asset Value, offering and redemption price per share	$22.12	$9.06	$12.73	$37.38
Net Assets	$30,235,572	$74,075	$107,184	$68,204,132
Shares of beneficial interest outstanding	1,366,856	8,173	8,417	1,824,792
Institutional Class:
Net Asset Value, offering and redemption price per share	$27.00	$9.51	$13.26	$43.20
Net Assets	$919,580,690	$1,948,559	$1,436,546	$209,912,416
Shares of beneficial interest outstanding	34,054,579	204,910	108,305	4,858,781
Investor Class:
Net Asset Value, offering and redemption price per share	$25.90	$9.39	$13.06	$40.46
Net Assets	$96,252,501	$563,096	$140,157	$62,032,866
Shares of beneficial interest outstanding	3,716,328	59,945	10,728	1,533,374

(a)	Redemption price per share may be reduced for any applicable contingent deferred sales charge. For a description of a possible sales charge, please see the Funds' Prospectus.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2018	33

Emerald Funds	Statements of Operations

For the Six Months Ended October 31, 2018 (Unaudited)

	Emerald Growth Fund	Emerald Small Cap Value Fund	Emerald Insights Fund	Emerald Banking and Finance Fund
INVESTMENT INCOME:
Dividends	$3,778,998	$48,233	$36,772	$2,263,694
Total Investment Income	3,778,998	48,233	36,772	2,263,694

EXPENSES:
Investment advisory fee (Note 6)	3,837,749	30,162	43,556	2,670,415
Administration fee	261,930	6,648	6,839	114,549
Custodian fee	53,935	2,521	2,521	28,664
Professional fees	17,499	8,763	8,789	13,738
Transfer agent fee	108,137	15,464	16,491	104,133
Delegated transfer agent equivalent services fees
Class A	1,309	–	–	6,191
Class C	465	–	–	1,369
Institutional Class	435	209	–	–
Investor Class	1,221	15	–	13
Trustee fees and expenses	16,512	98	145	7,482
Registration/filing fees	33,393	21,284	18,405	38,088
Reports to shareholder and printing fees	43,981	848	1,107	27,226
Distribution and service fees
Class A	412,420	8,266	17,439	317,826
Class C	177,454	449	610	405,440
Institutional Class	160,826	–	223	–
Investor Class	211,605	771	156	140,860
Chief compliance officer fee	21,985	136	195	9,782
Principal financial officer fee	3,454	22	30	1,537
Other	16,094	3,632	3,676	3,332
Total expenses before waiver	5,380,404	99,288	120,182	3,890,645
Less fees waived/reimbursed by investment advisor (Note 6)	–	(49,605)	(43,445)	–
Total Net Expenses	5,380,404	49,683	76,737	3,890,645
NET INVESTMENT INCOME/(LOSS):	(1,601,406)	(1,450)	(39,965)	(1,626,951)

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain	49,055,599	112,093	377,865	48,713,270
Net change in unrealized depreciation	(50,670,364)	(945,911)	(292,706)	(91,931,833)
NET REALIZED AND UNREALIZED GAIN/(LOSS)	(1,614,765)	(833,818)	85,159	(43,218,563)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,216,171)	$(835,268)	$45,194	$(44,845,514)

See Notes to Financial Statements.

34	www.emeraldmutualfunds.com

Emerald Growth Fund	Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2018 (Unaudited)	Year Ended April 30, 2018
OPERATIONS:
Net investment loss	$(1,601,406)	$(5,367,786)
Net realized gain	49,055,599	124,517,595
Net change in unrealized appreciation/(depreciation)	(50,670,364)	72,091,969
Net increase/(decrease) in net assets resulting from operations	(3,216,171)	191,241,778

SHARE TRANSACTIONS (NOTE 5):
Class A
Proceeds from sale of shares	15,805,837	37,090,912
Cost of shares redeemed	(55,046,784)	(116,095,204)
Net decrease from share transactions	(39,240,947)	(79,004,292)
Class C
Proceeds from sale of shares	389,421	725,120
Cost of shares redeemed	(3,542,518)	(8,056,239)
Net decrease from share transactions	(3,153,097)	(7,331,119)
Institutional Class
Proceeds from sale of shares	168,905,330	259,029,418
Cost of shares redeemed	(80,571,839)	(135,414,218)
Net increase from share transactions	88,333,491	123,615,200
Investor Class
Proceeds from sale of shares	9,470,587	22,305,690
Cost of shares redeemed	(22,056,919)	(47,223,965)
Net decrease from share transactions	(12,586,332)	(24,918,275)
Net increase in net assets	$30,136,944	$203,603,292
NET ASSETS:
Beginning of period	1,219,217,515	1,015,614,223
End of period	$1,249,354,459	$1,219,217,515

Other Information:
SHARE TRANSACTIONS:
Class A
Sold	554,425	1,523,709
Redeemed	(1,946,966)	(4,700,055)
Net decrease in shares outstanding	(1,392,541)	(3,176,346)
Class C
Sold	15,972	34,568
Redeemed	(146,122)	(385,002)
Net decrease in shares outstanding	(130,150)	(350,434)
Institutional Class
Sold	5,642,372	9,981,574
Redeemed	(2,736,425)	(5,275,531)
Net increase in shares outstanding	2,905,947	4,706,043
Investor Class
Sold	330,895	888,563
Redeemed	(772,816)	(1,972,720)
Net decrease in shares outstanding	(441,921)	(1,084,157)

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2018	35

Emerald Small Cap Value Fund	Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2018 (Unaudited)	Year Ended April 30, 2018
OPERATIONS:
Net investment loss	$(1,450)	$(13,355)
Net realized gain	112,093	1,207,917
Net change in unrealized depreciation	(945,911)	(267,114)
Net increase/(decrease) in net assets resulting from operations	(835,268)	927,448
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 3):(a)
Total amount of distributions
Class A	–	(1,059,065)
Class C	–	(47,326)
Institutional Class	–	(2,006,350)
Investor Class	–	(306,751)
Net decrease in net assets from distributions	–	(3,419,492)
SHARE TRANSACTIONS (NOTE 5):
Class A
Proceeds from sale of shares	1,465,153	2,516,038
Issued to shareholders in reinvestment of distributions	–	1,059,065
Cost of shares redeemed	(359,943)	(740,130)
Net increase from share transactions	1,105,210	2,834,973
Class C
Proceeds from sale of shares	4,768	9,102
Issued to shareholders in reinvestment of distributions	–	47,327
Cost of shares redeemed	(31,327)	(123,065)
Net decrease from share transactions	(26,559)	(66,636)
Institutional Class
Proceeds from sale of shares	290,467	2,040,666
Issued to shareholders in reinvestment of distributions	–	2,006,349
Cost of shares redeemed	(1,326,196)	(4,415,382)
Net decrease from share transactions	(1,035,729)	(368,367)
Investor Class
Proceeds from sale of shares	121,421	72,427
Issued to shareholders in reinvestment of distributions	–	306,751
Cost of shares redeemed	(45,744)	(210,226)
Net increase from share transactions	75,677	168,952
Net increase/(decrease) in net assets	$(716,669)	$76,878
NET ASSETS:
Beginning of period	7,800,448	7,723,570
End of period	$7,083,779	$7,800,448

36	www.emeraldmutualfunds.com

Emerald Small Cap Value Fund	Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2018 (Unaudited)	Year Ended April 30, 2018
Other Information:
SHARE TRANSACTIONS:
Class A
Sold	134,828	204,655
Distributions reinvested	–	100,671
Redeemed	(33,293)	(43,758)
Net increase in shares outstanding	101,535	261,568
Class C
Sold	494	565
Distributions reinvested	–	4,622
Redeemed	(2,940)	(7,663)
Net decrease in shares outstanding	(2,446)	(2,476)
Institutional Class
Sold	26,079	131,987
Distributions reinvested	–	188,390
Redeemed	(121,115)	(325,646)
Net decrease in shares outstanding	(95,036)	(5,269)
Investor Class
Sold	11,022	5,844
Distributions reinvested	–	29,131
Redeemed	(4,226)	(19,594)
Net increase in shares outstanding	6,796	15,381

(a)	For the year ended April 30, 2018, total distributions consisted of Net Investment Income of $–, and Net Realized Gains of $3,419,492.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2018	37

Emerald Insights Fund	Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2018 (Unaudited)	Year Ended April 30, 2018
OPERATIONS:
Net investment loss	$(39,965)	$(62,064)
Net realized gain	377,865	2,535,047
Net change in unrealized depreciation	(292,706)	(848,799)
Net increase in net assets resulting from operations	45,194	1,624,184
SHARE TRANSACTIONS (NOTE 5):
Class A
Proceeds from sale of shares	186,631	842,288
Cost of shares redeemed	(906,157)	(3,072,936)
Net decrease from share transactions	(719,526)	(2,230,648)
Class C
Proceeds from sale of shares	–	614
Cost of shares redeemed	(22,797)	–
Net increase/(decrease) from share transactions	(22,797)	614
Institutional Class
Proceeds from sale of shares	258,250	103,001
Cost of shares redeemed	(27,617)	(90,992)
Net increase from share transactions	230,633	12,009
Investor Class
Proceeds from sale of shares	36,500	24,500
Cost of shares redeemed	(20,835)	–
Net increase from share transactions	15,665	24,500
Net decrease in net assets	$(450,831)	$(569,341)
NET ASSETS:
Beginning of period	10,804,241	11,373,582
End of period	$10,353,410	$10,804,241

Other Information:
SHARE TRANSACTIONS:
Class A
Sold	12,669	67,803
Redeemed	(63,550)	(249,908)
Net decrease in shares outstanding	(50,881)	(182,105)
Class C
Sold	–	49
Redeemed	(1,680)	–
Net increase/(decrease) in shares outstanding	(1,680)	49
Institutional Class
Sold	17,336	8,256
Redeemed	(1,933)	(7,228)
Net increase in shares outstanding	15,403	1,028
Investor Class
Sold	2,578	1,890
Redeemed	(1,500)	–
Net increase in shares outstanding	1,078	1,890

See Notes to Financial Statements.

38	www.emeraldmutualfunds.com

Emerald Banking and Finance Fund	Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2018 (Unaudited)	Year Ended April 30, 2018
OPERATIONS:
Net investment loss	$(1,626,951)	$(3,180,919)
Net realized gain	48,713,270	59,497,046
Net change in unrealized appreciation/(depreciation)	(91,931,833)	6,208,469
Net increase/(decrease) in net assets resulting from operations	(44,845,514)	62,524,596
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 3):(a)
Total amount of distributions
Class A	–	(4,810,448)
Class C	–	(2,417,291)
Institutional Class	–	(5,388,614)
Investor Class	–	(1,956,089)
Net decrease in net assets from distributions	–	(14,572,442)
SHARE TRANSACTIONS (NOTE 5):
Class A
Proceeds from sale of shares	32,557,908	61,794,273
Issued to shareholders in reinvestment of distributions	–	4,334,289
Cost of shares redeemed	(31,294,636)	(82,932,615)
Net increase/(decrease) from share transactions	1,263,272	(16,804,053)
Class C
Proceeds from sale of shares	6,178,380	11,650,753
Issued to shareholders in reinvestment of distributions	–	2,128,924
Cost of shares redeemed	(10,568,067)	(17,500,493)
Net decrease from share transactions	(4,389,687)	(3,720,816)
Institutional Class
Proceeds from sale of shares	50,918,327	109,407,696
Issued to shareholders in reinvestment of distributions	–	3,157,033
Cost of shares redeemed	(44,236,945)	(42,560,350)
Net increase from share transactions	6,681,382	70,004,379
Investor Class
Proceeds from sale of shares	14,384,883	41,406,943
Issued to shareholders in reinvestment of distributions	–	1,838,759
Cost of shares redeemed	(17,467,151)	(64,240,554)
Net decrease from share transactions	(3,082,268)	(20,994,852)
Net increase/(decrease) in net assets	$(44,372,815)	$76,436,812
NET ASSETS:
Beginning of period	544,199,054	467,762,242
End of period	$499,826,239	$544,199,054

Semi-Annual Report | October 31, 2018	39

Emerald Banking and Finance Fund	Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2018 (Unaudited)	Year Ended April 30, 2018
Other Information:
SHARE TRANSACTIONS:
Class A
Sold	691,519	1,390,894
Distributions reinvested	–	92,023
Redeemed	(658,465)	(1,873,252)
Net increase/(decrease) in shares outstanding	33,054	(390,335)
Class C
Sold	145,889	291,776
Distributions reinvested	–	50,822
Redeemed	(255,741)	(448,025)
Net decrease in shares outstanding	(109,852)	(105,427)
Institutional Class
Sold	1,038,854	2,429,922
Distributions reinvested	–	65,771
Redeemed	(900,682)	(943,291)
Net increase in shares outstanding	138,172	1,552,402
Investor Class
Sold	311,007	976,209
Distributions reinvested	–	40,807
Redeemed	(394,859)	(1,546,423)
Net decrease in shares outstanding	(83,852)	(529,407)

(a)	For the year ended April 30, 2018, total distributions consisted of Net Investment Income of $–, and Net Realized Gains of $14,572,442.

See Notes to Financial Statements.

40	www.emeraldmutualfunds.com

Emerald Growth Fund	Financial Highlights

For a share outstanding throughout the periods presented

	CLASS A
	For the Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30, 2018	Year Ended April 30, 2017	Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014
NET ASSET VALUE, BEGINNING OF PERIOD	$25.99		$21.83	$17.52	$20.02	$18.11	$15.60
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.06)		(0.16)	(0.11)	(0.15)	(0.18)	(0.21)
Net realized and unrealized gain/(loss) on investments	0.08		4.32	4.42	(1.88)	3.43	4.33
Total from Investment Operations	0.02		4.16	4.31	(2.03)	3.25	4.12

LESS DISTRIBUTIONS:
From capital gains	–		–	–	(0.47)	(1.34)	(1.61)
Total Distributions	–		–	–	(0.47)	(1.34)	(1.61)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.02		4.16	4.31	(2.50)	1.91	2.51
NET ASSET VALUE, END OF PERIOD	$26.01		$25.99	$21.83	$17.52	$20.02	$18.11

TOTAL RETURN(b)	0.08	%(c)	19.06%	24.60%	(10.28)%	18.38%	26.01%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$203,286		$239,316	$270,389	$323,603	$123,828	$77,900
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(0.44	)%(d)	(0.64)%	(0.57)%	(0.81)%	(0.93)%	(1.12)%
Operating expenses excluding reimbursement/waiver	1.00	%(d)	1.03%	1.08%	1.17%	1.29%	1.31%
Operating expenses including reimbursement/waiver	1.00	%(d)	1.03%	1.08%	1.17%	1.29%	1.29%
PORTFOLIO TURNOVER RATE	37	%(c)	66%	54%	45%	68%	70%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not reflect the effect of sales charges.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2018	41

Emerald Growth Fund	Financial Highlights

For a share outstanding throughout the periods presented

	CLASS C
	For the Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30, 2018	Year Ended April 30, 2017	Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014
NET ASSET VALUE, BEGINNING OF PERIOD	$22.18		$18.75	$15.14	$17.48	$16.07	$14.07
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.13)		(0.27)	(0.21)	(0.24)	(0.27)	(0.30)
Net realized and unrealized gain/(loss) on investments	0.07		3.70	3.82	(1.63)	3.02	3.91
Total from Investment Operations	(0.06)		3.43	3.61	(1.87)	2.75	3.61

LESS DISTRIBUTIONS:
From capital gains	–		–	–	(0.47)	(1.34)	(1.61)
Total Distributions	–		–	–	(0.47)	(1.34)	(1.61)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.06)		3.43	3.61	(2.34)	1.41	2.00
NET ASSET VALUE, END OF PERIOD	$22.12		$22.18	$18.75	$15.14	$17.48	$16.07

TOTAL RETURN(b)	(0.27	)%(c)	18.29%	23.84%	(10.87)%	17.58%	25.19%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$30,236		$33,197	$34,642	$42,075	$15,427	$11,645
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(1.09	)%(d)	(1.30)%	(1.22)%	(1.46)%	(1.58)%	(1.77)%
Operating expenses excluding reimbursement/waiver	1.65	%(d)	1.68%	1.73%	1.81%	1.94%	1.96%
Operating expenses including reimbursement/waiver	1.65	%(d)	1.68%	1.73%	1.81%	1.94%	1.94%
PORTFOLIO TURNOVER RATE	37	%(c)	66%	54%	45%	68%	70%

(a)	Per share amounts are based upon average shares outstanding.

(b)	Total return does not reflect the effect of sales charges.

(c)	Not Annualized.

(d)	Annualized.

See Notes to Financial Statements.

42	www.emeraldmutualfunds.com

Emerald Growth Fund	Financial Highlights

For a share outstanding throughout the periods presented

	INSTITUTIONAL CLASS
	For the Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30, 2018	Year Ended April 30, 2017	Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014
NET ASSET VALUE, BEGINNING OF PERIOD	$26.94		$22.56	$18.04	$20.54	$18.49	$15.86
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.02)		(0.09)	(0.05)	(0.10)	(0.12)	(0.16)
Net realized and unrealized gain/(loss) on investments	0.08		4.47	4.57	(1.93)	3.51	4.40
Total from Investment Operations	0.06		4.38	4.52	(2.03)	3.39	4.24

LESS DISTRIBUTIONS:
From capital gains	–		–	–	(0.47)	(1.34)	(1.61)
Total Distributions	–		–	–	(0.47)	(1.34)	(1.61)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.06		4.38	4.52	(2.50)	2.05	2.63
NET ASSET VALUE, END OF PERIOD	$27.00		$26.94	$22.56	$18.04	$20.54	$18.49

TOTAL RETURN	0.22	%(b)	19.41%	25.06%	(9.97)%	18.77%	26.35%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$919,581		$839,076	$596,550	$453,190	$174,107	$134,440
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(0.13	)%(c)	(0.33)%	(0.26)%	(0.51)%	(0.63)%	(0.82)%
Operating expenses excluding reimbursement/waiver	0.68	%(c)	0.72%	0.77%	0.87%	0.99%	1.00%
Operating expenses including reimbursement/waiver	0.68	%(c)	0.72%	0.77%	0.87%	0.99%	0.99%
PORTFOLIO TURNOVER RATE	37	%(b)	66%	54%	45%	68%	70%

(a)	Per share amounts are based upon average shares outstanding.

(b)	Not Annualized.

(c)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2018	43

Emerald Growth Fund	Financial Highlights

For a share outstanding throughout the periods presented

	INVESTOR CLASS
	For the Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30, 2018	Year Ended April 30, 2017	Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014
NET ASSET VALUE, BEGINNING OF PERIOD	$25.88		$21.75	$17.46	$19.97	$18.06	$15.57
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.07)		(0.17)	(0.12)	(0.16)	(0.17)	(0.23)
Net realized and unrealized gain/(loss) on investments	0.09		4.30	4.41	(1.88)	3.42	4.33
Total from Investment Operations	0.02		4.13	4.29	(2.04)	3.25	4.10

LESS DISTRIBUTIONS:
From capital gains	–		–	–	(0.47)	(1.34)	(1.61)
Total Distributions	–		–	–	(0.47)	(1.34)	(1.61)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.02		4.13	4.29	(2.51)	1.91	2.49
NET ASSET VALUE, END OF PERIOD	$25.90		$25.88	$21.75	$17.46	$19.97	$18.06

TOTAL RETURN	0.08	%(b)	18.99%	24.57%	(10.36)%	18.44%	25.93%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$96,253		$107,629	$114,033	$112,526	$23,517	$15,870
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(0.47	)%(c)	(0.68)%	(0.61)%	(0.84)%	(0.91)%	(1.18)%
Operating expenses excluding reimbursement/waiver	1.02	%(c)	1.07%	1.12%	1.19%	1.27%	1.34%
Operating expenses including reimbursement/waiver	1.02	%(c)	1.07%	1.12%	1.19%	1.27%	1.34%
PORTFOLIO TURNOVER RATE	37	%(b)	66%	54%	45%	68%	70%

(a)	Per share amounts are based upon average shares outstanding.

(b)	Not Annualized.

(c)	Annualized.

See Notes to Financial Statements.

44	www.emeraldmutualfunds.com

Emerald Small Cap Value Fund	Financial Highlights

For a share outstanding throughout the periods presented

	CLASS A
	For the Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30, 2018		Year Ended April 30, 2017		For the Period October 1, 2015 to April 30, 2016(a)		Period Ended September 30, 2015(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.45		$16.27		$13.00		$12.70		$14.12
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(c)	(0.01)		(0.06	)(d)	(0.07	)(d)	(0.09)		(0.01)
Net realized and unrealized gain/(loss) on investments	(1.08)		2.13		3.34		0.44		(1.03)
Total from Investment Operations	(1.09)		2.07		3.27		0.35		(1.04)

LESS DISTRIBUTIONS:
From investment income	–		–		–		(0.05)		–
From capital gains	–		(7.89)		–		–		(0.38)
Total Distributions	–		(7.89)		–		(0.05)		(0.38)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.09)		(5.82)		3.27		0.30		(1.42)
NET ASSET VALUE, END OF PERIOD	$9.36		$10.45		$16.27		$13.00		$12.70

TOTAL RETURN(e)	(10.43	)%(f)	12.41%		25.15%		2.77	%(f)	(7.49	)%(f)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$4,498		$3,959		$1,909		$340		$14
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(0.15	)%(g)	(0.42)%		(0.46)%		(1.13	)%(g)	(0.24	)%(g)
Operating expenses excluding reimbursement/waiver	2.58	%(g)	2.56%		2.26%		2.69	%(g)	2.16	%(g)
Operating expenses including reimbursement/waiver	1.35	%(g)	1.35%		1.35%		1.35	%(g)	1.35	%(g)
PORTFOLIO TURNOVER RATE	63	%(f)	71%		66%		31	%(f)	69	%(f)(h)

(a)	Effective March 3, 2015 the Board approved changing the fiscal year-end of the Fund from September 30 to April 30.

(b)	Class A commenced operations on June 30, 2015.

(c)	Per share amounts are based upon average shares outstanding.

(d)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(e)	Total return does not reflect the effect of sales charges.

(f)	Not Annualized.

(g)	Annualized.

(h)	Portfolio turnover rate is calculated at the Fund level and represents the year ended September 30, 2015.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2018	45

Emerald Small Cap Value Fund	Financial Highlights

For a share outstanding throughout the periods presented

	CLASS C
	For the Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30, 2018		Year Ended April 30, 2017		For the Period October 1, 2015 to April 30, 2016(a)		Period Ended September 30, 2015(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.15		$16.10		$12.94		$12.68		$14.12
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(c)	(0.04)		(0.13	)(d)	(0.13	)(d)	(0.14)		(0.03)
Net realized and unrealized gain/(loss) on investments	(1.05)		2.07		3.29		0.43		(1.03)
Total from Investment Operations	(1.09)		1.94		3.16		0.29		(1.06)

LESS DISTRIBUTIONS:
From investment income	–		–		–		(0.03)		–
From capital gains	–		(7.89)		–		–		(0.38)
Total Distributions	–		(7.89)		–		(0.03)		(0.38)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.09)		(5.95)		3.16		0.26		(1.44)
NET ASSET VALUE, END OF PERIOD	$9.06		$10.15		$16.10		$12.94		$12.68

TOTAL RETURN(e)	(10.74	)%(f)	11.63%		24.42%		2.28	%(f)	(7.63	)%(f)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$74		$108		$211		$566		$14
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(0.81	)%(g)	(0.98)%		(0.93)%		(2.06	)%(g)	(0.89	)%(g)
Operating expenses excluding reimbursement/waiver	3.23	%(g)	3.20%		2.70%		3.37	%(g)	2.81	%(g)
Operating expenses including reimbursement/waiver	2.00	%(g)	2.00%		2.00%		2.00	%(g)	2.00	%(g)
PORTFOLIO TURNOVER RATE	63	%(f)	71%		66%		31	%(f)	69	%(f)(h)

(a)	Effective March 3, 2015 the Board approved changing the fiscal year-end of the Fund from September 30 to April 30.

(b)	Class C commenced operations on June 30, 2015.

(c)	Per share amounts are based upon average shares outstanding.

(d)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(e)	Total return does not reflect the effect of sales charges.

(f)	Not Annualized.

(g)	Annualized.

(h)	Portfolio turnover rate is calculated at the Fund level and represents the year ended September 30, 2015.

See Notes to Financial Statements.

46	www.emeraldmutualfunds.com

Emerald Small Cap Value Fund	Financial Highlights

For a share outstanding throughout the periods presented

	INSTITUTIONAL CLASS
	For the Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30, 2018	Year Ended April 30, 2017	For the Period October 1, 2015 to April 30, 2016(a)		Year Ended September 30, 2015(b)	Year Ended September 30, 2014
NET ASSET VALUE, BEGINNING OF PERIOD	$10.59		$16.35	$13.02	$12.71		$12.76	$12.56
INCOME FROM OPERATIONS:
Net investment income/(loss)(c)	0.01		0.00 (d)	0.02	(0.01)		0.06	0.09
Net realized and unrealized gain/(loss) on investments	(1.09)		2.13	3.31	0.38		0.33	0.76
Total from Investment Operations	(1.08)		2.13	3.33	0.37		0.39	0.85

LESS DISTRIBUTIONS:
From investment income	–		–	–	(0.06)		(0.06)	(0.01)
From capital gains	–		(7.89)	–	–		(0.38)	(0.64)
Total Distributions	–		(7.89)	–	(0.06)		(0.44)	(0.65)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.08)		(5.76)	3.33	0.31		(0.05)	0.20
NET ASSET VALUE, END OF PERIOD	$9.51		$10.59	$16.35	$13.02		$12.71	$12.76

TOTAL RETURN	(10.20	)%(e)	12.76%	25.58%	2.94	%(e)	2.93%	6.64%
SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$1,949		$3,177	$4,989	$13,691		$16,507	$24,343
RATIOS TO AVERAGE NET ASSETS:
Net Investment income/(loss)	0.21	%(f)	0.02%	0.13%	(0.07	)%(f)	0.45%	0.65%
Operating expenses excluding reimbursement/waiver	2.25	%(f)	2.20%	1.56%	1.75	%(f)	1.43%	1.29%
Operating expenses including reimbursement/waiver	1.00	%(f)	1.00%	1.00%	1.00	%(f)	1.00%	1.00%
PORTFOLIO TURNOVER RATE	63	%(e)	71%	66%	31	%(e)	69%	49%

(a)	Effective March 3, 2015 the Board approved changing the fiscal year-end of the Fund from September 30 to April 30.

(b)	Prior to its June 26, 2015 reorganization with and into the Emerald Small Cap Value Fund, the Fund was known as the Elessar Small Cap Value Fund.

(c)	Per share amounts are based upon average shares outstanding.

(d)	Less than $0.005 per share.

(e)	Not Annualized.

(f)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2018	47

Emerald Small Cap Value Fund	Financial Highlights

For a share outstanding throughout the periods presented

	INVESTOR CLASS
	For the Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30, 2018		Year Ended April 30, 2017		For the Period October 1, 2015 to April 30, 2016(a)		Year Ended September 30, 2015(b)	Year Ended September 30, 2014
NET ASSET VALUE, BEGINNING OF PERIOD	$10.46		$16.26		$12.98		$12.68		$12.73	$12.54
INCOME FROM OPERATIONS:
Net investment income/(loss)(c)	(0.00	)(d)	(0.04	)(e)	(0.02	)(e)	(0.02)		0.03	0.07
Net realized and unrealized gain/(loss) on investments	(1.07)		2.13		3.30		0.37		0.35	0.76
Total from Investment Operations	(1.07)		2.09		3.28		0.35		0.38	0.83

LESS DISTRIBUTIONS:
From investment income	–		–		–		(0.05)		(0.05)	–
From capital gains	–		(7.89)		–		–		(0.38)	(0.64)
Total Distributions	–		(7.89)		–		(0.05)		(0.43)	(0.64)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.07)		(5.80)		3.28		0.30		(0.05)	0.19
NET ASSET VALUE, END OF PERIOD	$9.39		$10.46		$16.26		$12.98		$12.68	$12.73

TOTAL RETURN	(10.23	)%(f)	12.54%		25.27%		2.80	%(f)	2.82%	6.46%
SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$563		$556		$614		$1,946		$399	$474
RATIOS TO AVERAGE NET ASSETS:
Net Investment income/(loss)	(0.06	)%(g)	(0.25)%		(0.11)%		(0.25	)%(g)	0.22%	0.52%
Operating expenses excluding reimbursement/waiver	2.48	%(g)	2.44%		1.83%		2.14	%(g)	1.67%	1.56%
Operating expenses including reimbursement/waiver	1.25	%(g)	1.25%		1.25%		1.25	%(g)	1.25%	1.25%
PORTFOLIO TURNOVER RATE	63	%(f)	71%		66%		31	%(f)	69%	49%

(a)	Effective March 3, 2015 the Board approved changing the fiscal year-end of the Fund from September 30 to April 30.

(b)	Prior to its June 26, 2015 reorganization with and into the Emerald Small Cap Value Fund, the Fund was known as the Elessar Small Cap Value Fund.

(c)	Per share amounts are based upon average shares outstanding.

(d)	Less than $0.005 per share.

(e)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(f)	Not Annualized.

(g)	Annualized.

See Notes to Financial Statements.

48	www.emeraldmutualfunds.com

Emerald Insights Fund	Financial Highlights

For a share outstanding throughout the periods presented

	CLASS A
	For the Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30, 2018	Year Ended April 30, 2017	Year Ended April 30, 2016	For the Period August 1, 2014 (Inception) to April 30, 2015
NET ASSET VALUE, BEGINNING OF PERIOD	$13.09		$11.33	$9.69	$10.98	$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.05)		(0.07)	(0.06)	(0.05)	(0.05)
Net realized and unrealized gain/(loss) on investments	0.07		1.83	1.70	(1.24)	1.03
Total from Investment Operations	0.02		1.76	1.64	(1.29)	0.98

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.02		1.76	1.64	(1.29)	0.98
NET ASSET VALUE, END OF PERIOD	$13.11		$13.09	$11.33	$9.69	$10.98

TOTAL RETURN(b)	0.15	%(c)	15.53%	16.92%	(11.75%)	9.80	%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$8,670		$9,321	$10,127	$11,388	$6,493
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(0.71	%)(d)	(0.58%)	(0.57%)	(0.54%)	(0.66	%)(d)
Operating expenses excluding reimbursement/waiver	2.10	%(d)	2.10%	2.10%	2.01%	2.57	%(d)(e)
Operating expenses including reimbursement/waiver	1.35	%(d)	1.35%	1.35%	1.35%	1.35	%(d)(e)
PORTFOLIO TURNOVER RATE	31	%(c)	138%	75%	99%	88	%(c)

(a)	Per share amounts are based upon average shares outstanding.

(b)	Total return does not reflect the effect of sales charges.

(c)	Not Annualized.

(d)	Annualized.

(e)	Expense ratios before reductions for startup costs may not be representative of longer term operating periods.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2018	49

Emerald Insights Fund	Financial Highlights

For a share outstanding throughout the periods presented

	CLASS C
	For the Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30, 2018	Year Ended April 30, 2017	Year Ended April 30, 2016	For the Period August 1, 2014 (Inception) to April 30, 2015
NET ASSET VALUE, BEGINNING OF PERIOD	$12.75		$11.11	$9.56	$10.92	$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.09)		(0.15)	(0.13)	(0.11)	(0.10)
Net realized and unrealized gain/(loss) on investments	0.07		1.79	1.68	(1.25)	1.02
Total from Investment Operations	(0.02)		1.64	1.55	(1.36)	0.92

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.02)		1.64	1.55	(1.36)	0.92
NET ASSET VALUE, END OF PERIOD	$12.73		$12.75	$11.11	$9.56	$10.92

TOTAL RETURN(b)	(0.16	%)(c)	14.76%	16.21%	(12.45%)	9.20	%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$107		$129	$112	$101	$27
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(1.35	%)(d)	(1.24%)	(1.22%)	(1.17%)	(1.34	%)(d)
Operating expenses excluding reimbursement/waiver	2.75	%(d)	2.75%	2.76%	2.70%	7.25	%(d)(e)
Operating expenses including reimbursement/waiver	2.00	%(d)	2.00%	2.00%	2.00%	2.00	%(d)(e)
PORTFOLIO TURNOVER RATE	31	%(c)	138%	75%	99%	88	%(c)

(a)	Per share amounts are based upon average shares outstanding.

(b)	Total return does not reflect the effect of sales charges.

(c)	Not Annualized.

(d)	Annualized.

(e)	Expense ratios before reductions for startup costs may not be representative of longer term operating periods.

See Notes to Financial Statements.

50	www.emeraldmutualfunds.com

Emerald Insights Fund	Financial Highlights

For a share outstanding throughout the periods presented

	INSTITUTIONAL CLASS
	For the Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30, 2018	Year Ended April 30, 2017	Year Ended April 30, 2016		For the Period August 1, 2014 (Inception) to April 30, 2015
NET ASSET VALUE, BEGINNING OF PERIOD	$13.22		$11.41	$9.73	$10.99		$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.03)		(0.04)	(0.03)	(0.00	)(b)	(0.03)
Net realized and unrealized gain/(loss) on investments	0.07		1.85	1.71	(1.26)		1.02
Total from Investment Operations	0.04		1.81	1.68	(1.26)		0.99

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.04		1.81	1.68	(1.26)		0.99
NET ASSET VALUE, END OF PERIOD	$13.26		$13.22	$11.41	$9.73		$10.99

TOTAL RETURN	0.30	%(c)	15.86%	17.27%	(11.46%)		9.90	%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$1,437		$1,228	$1,048	$1,729		$279
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(0.43	%)(d)	(0.29%)	(0.28%)	(0.05%)		(0.34	%)(d)
Operating expenses excluding reimbursement/waiver	1.79	%(d)	1.77%	1.78%	1.90%		4.66	%(d)(e)
Operating expenses including reimbursement/waiver	1.05	%(d)	1.05%	1.05%	1.05%		1.05	%(d)(e)
PORTFOLIO TURNOVER RATE	31	%(c)	138%	75%	99%		88	%(c)

(a)	Per share amounts are based upon average shares outstanding.

(b)	Less than $0.005 per share.

(c)	Not Annualized.

(d)	Annualized.

(e)	Expense ratios before reductions for startup costs may not be representative of longer term operating periods.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2018	51

Emerald Insights Fund	Financial Highlights

For a share outstanding throughout the periods presented

	INVESTOR CLASS
	For the Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30, 2018	Year Ended April 30, 2017	Year Ended April 30, 2016	For the Period August 1, 2014 (Inception) to April 30, 2015
NET ASSET VALUE, BEGINNING OF PERIOD	$13.05		$11.29	$9.67	$10.96	$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.06)		(0.08)	(0.07)	(0.08)	(0.05)
Net realized and unrealized gain/(loss) on investments	0.07		1.84	1.69	(1.21)	1.01
Total from Investment Operations	0.01		1.76	1.62	(1.29)	0.96

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.01		1.76	1.62	(1.29)	0.96
NET ASSET VALUE, END OF PERIOD	$13.06		$13.05	$11.29	$9.67	$10.96

TOTAL RETURN	0.08	%(b)	15.59%	16.75%	(11.77%)	9.60	%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$140		$126	$88	$86	$448
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(0.78	%)(c)	(0.65%)	(0.63%)	(0.72%)	(0.67	%)(c)
Operating expenses excluding reimbursement/waiver	1.96	%(c)	2.07%	2.09%	1.91%	2.96	%(c)(d)
Operating expenses including reimbursement/waiver	1.40	%(c)	1.40%	1.40%	1.40%	1.40	%(c)(d)
PORTFOLIO TURNOVER RATE	31	%(b)	138%	75%	99%	88	%(b)

(a)	Per share amounts are based upon average shares outstanding.

(b)	Not Annualized.

(c)	Annualized.

(d)	Expense ratios before reductions for startup costs may not be representative of longer term operating periods.

See Notes to Financial Statements.

52	www.emeraldmutualfunds.com

Emerald Banking and Finance Fund	Financial Highlights

For a share outstanding throughout the periods presented

	CLASS A
	For the Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30, 2018	Year Ended April 30, 2017	Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014
NET ASSET VALUE, BEGINNING OF PERIOD	$46.01		$41.61	$31.27	$28.85	$26.11	$20.08
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.15)		(0.29)	(0.17)	(0.06)	(0.16)	(0.13)
Net realized and unrealized gain/(loss) on investments	(3.60)		5.98	10.51	2.48	2.90	6.16
Total from Investment Operations	(3.75)		5.69	10.34	2.42	2.74	6.03

LESS DISTRIBUTIONS:
From capital gains	–		(1.29)	–	–	–	–
Total Distributions	–		(1.29)	–	–	–	–
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(3.75)		4.40	10.34	2.42	2.74	6.03
NET ASSET VALUE, END OF PERIOD	$42.26		$46.01	$41.61	$31.27	$28.85	$26.11

TOTAL RETURN(b)	(8.15	)%(c)	13.59%	33.07%	8.39%	10.49%	30.03%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$159,677		$172,338	$172,106	$110,601	$48,575	$48,622
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(0.62	)%(d)	(0.65)%	(0.46)%	(0.21)%	(0.58)%	(0.53)%
Operating expenses excluding reimbursement/waiver	1.40	%(d)	1.41%	1.43%	1.48%	1.60%	1.72%
Operating expenses including reimbursement/waiver	1.40	%(d)	1.41%	1.43%	1.48%	1.60%	1.72%
PORTFOLIO TURNOVER RATE	34	%(c)	62%	36%	30%	33%	34%

(a)	Per share amounts are based upon average shares outstanding.

(b)	Total return does not reflect the effect of sales charges.

(c)	Not Annualized.

(d)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2018	53

Emerald Banking and Finance Fund	Financial Highlights

For a share outstanding throughout the periods presented

	CLASS C
	For the Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30, 2018	Year Ended April 30, 2017	Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014
NET ASSET VALUE, BEGINNING OF PERIOD	$40.83		$37.29	$28.20	$26.19	$23.86	$18.46
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.27)		(0.51)	(0.36)	(0.24)	(0.30)	(0.26)
Net realized and unrealized gain/(loss) on investments	(3.18)		5.34	9.45	2.25	2.63	5.66
Total from Investment Operations	(3.45)		4.83	9.09	2.01	2.33	5.40

LESS DISTRIBUTIONS:
From capital gains	–		(1.29)	–	–	–	–
Total Distributions	–		(1.29)	–	–	–	–
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(3.45)		3.54	9.09	2.01	2.33	5.40
NET ASSET VALUE, END OF PERIOD	$37.38		$40.83	$37.29	$28.20	$26.19	$23.86

TOTAL RETURN(b)	(8.45	)%(c)	12.85%	32.23%	7.67%	9.77%	29.25%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$68,204		$78,988	$76,072	$52,366	$31,862	$28,222
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(1.26	)%(d)	(1.30)%	(1.11)%	(0.87)%	(1.23)%	(1.18)%
Operating expenses excluding reimbursement/waiver	2.04	%(d)	2.06%	2.08%	2.13%	2.25%	2.38%
Operating expenses including reimbursement/waiver	2.04	%(d)	2.06%	2.08%	2.13%	2.25%	2.38%
PORTFOLIO TURNOVER RATE	34	%(c)	62%	36%	30%	33%	34%

(a)	Per share amounts are based upon average shares outstanding.

(b)	Total return does not reflect the effect of sales charges.

(c)	Not Annualized.

(d)	Annualized.

See Notes to Financial Statements.

54	www.emeraldmutualfunds.com

Emerald Banking and Finance Fund	Financial Highlights

For a share outstanding throughout the periods presented

	INSTITUTIONAL CLASS
	For the Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30, 2018	Year Ended April 30, 2017	Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014
NET ASSET VALUE, BEGINNING OF PERIOD	$46.95		$42.30	$31.69	$29.15	$26.29	$20.15
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(a)	(0.06)		(0.15)	(0.05)	0.03	(0.07)	(0.06)
Net realized and unrealized gain/(loss) on investments	(3.69)		6.09	10.66	2.51	2.93	6.20
Total from Investment Operations	(3.75)		5.94	10.61	2.54	2.86	6.14

LESS DISTRIBUTIONS:
From capital gains	–		(1.29)	–	–	–	–
Total Distributions	–		(1.29)	–	–	–	–
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(3.75)		4.65	10.61	2.54	2.86	6.14
NET ASSET VALUE, END OF PERIOD	$43.20		$46.95	$42.30	$31.69	$29.15	$26.29

TOTAL RETURN	(7.99	)%(b)	13.97%	33.48%	8.71%	10.88%	30.47%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$209,912		$221,638	$134,027	$61,654	$23,730	$22,062
RATIOS TO AVERAGE NET ASSETS:
Net Investment income/(loss)	(0.26	)%(c)	(0.34)%	(0.14)%	0.11%	(0.25)%	(0.23)%
Operating expenses excluding reimbursement/waiver	1.03	%(c)	1.09%	1.11%	1.15%	1.27%	1.37%
Operating expenses including reimbursement/waiver	1.03	%(c)	1.09%	1.11%	1.15%	1.27%	1.37%
PORTFOLIO TURNOVER RATE	34	%(b)	62%	36%	30%	33%	34%

(a)	Per share amounts are based upon average shares outstanding.

(b)	Not Annualized.

(c)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2018	55

Emerald Banking and Finance Fund	Financial Highlights

For a share outstanding throughout the periods presented

	INVESTOR CLASS
	For the Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30, 2018	Year Ended April 30, 2017	Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014
NET ASSET VALUE, BEGINNING OF PERIOD	$44.05		$39.86	$29.95	$27.64	$25.01	$19.23
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.14)		(0.25)	(0.16)	(0.07)	(0.15)	(0.12)
Net realized and unrealized gain/(loss) on investments	(3.45)		5.73	10.07	2.38	2.78	5.90
Total from Investment Operations	(3.59)		5.48	9.91	2.31	2.63	5.78

LESS DISTRIBUTIONS:
From capital gains	–		(1.29)	–	–	–	–
Total Distributions	–		(1.29)	–	–	–	–
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(3.59)		4.19	9.91	2.31	2.63	5.78
NET ASSET VALUE, END OF PERIOD	$40.46		$44.05	$39.86	$29.95	$27.64	$25.01

TOTAL RETURN	(8.15	)%(b)	13.67%	33.09%	8.36%	10.52%	30.06%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$62,033		$71,236	$85,557	$80,404	$27,440	$19,235
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(0.62	)%(c)	(0.60)%	(0.46)%	(0.23)%	(0.56)%	(0.53)%
Operating expenses excluding reimbursement/waiver	1.40	%(c)	1.37%	1.43%	1.48%	1.58%	1.69%
Operating expenses including reimbursement/waiver	1.40	%(c)	1.37%	1.43%	1.48%	1.58%	1.69%
PORTFOLIO TURNOVER RATE	34	%(b)	62%	36%	30%	33%	34%

(a)	Per share amounts are based upon average shares outstanding.

(b)	Not Annualized.

(c)	Annualized.

See Notes to Financial Statements.

56	www.emeraldmutualfunds.com

Emerald Funds	Notes to Financial Statements

October 31, 2018 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This semi-annual report describes the Emerald Growth Fund, Emerald Small Cap Value Fund, Emerald Insights Fund, and Emerald Banking and Finance Fund (each a “Fund” and collectively, the “Funds”). The Emerald Small Cap Value Fund is a successor to a previously operational fund which was a series of Elessar Funds Investment Trust, a Delaware statutory trust, and was organized into a series of the Trust effective as of the close of business on June 26, 2015. Effective March 3, 2015, the Board approved changing the fiscal year end of the Emerald Small Cap Value Fund from September 30 to April 30.

The Emerald Growth Fund and Emerald Insights Fund seek to achieve long-term growth through capital appreciation. The Emerald Small Cap Value Fund seeks long-term capital appreciation. The Emerald Banking and Finance Fund seeks to achieve long term growth through capital appreciation with income as a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally, 4:00 p.m. Eastern time, on each business day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers-dealers that make a market in the security.

Equity securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board.

When such prices or quotations are not available, or when Emerald Mutual Fund Advisers Trust, (the “Adviser”), believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Semi-Annual Report | October 31, 2018	57

Emerald Funds	Notes to Financial Statements

October 31, 2018 (Unaudited)

Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Funds as of October 31, 2018:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Growth Fund
Common Stocks(a)	$1,215,507,388	$–	$–	$1,215,507,388
Short Term Investments	33,558,289	–	–	33,558,289
TOTAL	$1,249,065,677	$–	$–	$1,249,065,677

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Small Cap Value Fund
Common Stocks
Financial Services	$3,275,876	$74,127	$–	$3,350,003
Other(a)	3,413,729	–	–	3,413,729
Short Term Investments	77,803	–	–	77,803
TOTAL	$6,767,408	$74,127	$–	$6,841,535

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Insights Fund
Common Stocks(a)	$10,097,129	$–	$–	$10,097,129
Master Limited Partnerships(a)	41,329	–	–	41,329
Short Term Investments	243,234	–	–	243,234
TOTAL	$10,381,692	$–	$–	$10,381,692

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Banking and Finance Fund
Common Stocks
Banks: Diversified	$337,043,256	$8,697,568	$–	$345,740,824
Banks: Savings, Thrift & Mortgage Lending	32,418,154	2,550,000	–	34,968,154
Other(a)	102,148,018	–	–	102,148,018
Short Term Investments	8,495,316	–	–	8,495,316
TOTAL	$480,104,744	$11,247,568	$–	$491,352,312

(a)	For detailed descriptions of sector and industry, see the accompanying Schedule of Investments.

For the six months ended October 31, 2018, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

58	www.emeraldmutualfunds.com

Emerald Funds	Notes to Financial Statements

October 31, 2018 (Unaudited)

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act. A Fund’s investments in REITs may result in such Fund’s receipt of cash in excess of the REITs’ earnings. If the Fund receives such distributions all or a portion of these distributions will constitute a return of capital to such Fund. Receiving a return of capital distribution from REITs will reduce the amount of income available to be distributed to Fund shareholders. Income from REITs generally will not be eligible for treatment as qualified dividend income. As the final character of the distributions is not known until reported by the REITs on their 1099s, the Funds utilize an average of the prior year’s reallocation information as an estimate for the current year character of distributions.

Trust Expenses: Some expenses of the Trust can be directly attributed to the Funds. Expenses which cannot be directly attributed to the Funds are apportioned among all funds in the Trust based on average net assets of each fund.

Fund and Class Expenses: Expenses that are specific to a Fund or class of shares of a Fund, including distribution fees (Rule 12b-1 fees) and shareholder servicing fees, are charged directly to that Fund or share class. All expenses of a Fund, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets. Expenses that are common to the Funds generally are allocated among the Funds in proportion to their average daily net assets.

Federal Income Taxes: Each Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that the Funds will not be subject to excise tax on undistributed income and gains. The Funds are not subject to income taxes to the extent such distributions are made.

As of and during the six months ended October 31, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: Each Fund normally pays dividends and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from dividends and other income each Fund receives from its investments, including short-term capital gains. Long term capital gain distributions are derived from gains realized when each Fund sells a security it has owned for more than a year. Each Fund may make additional distributions and dividends at other times if the portfolio manager believes doing so may be necessary for each Fund to avoid or reduce taxes.

3. TAX BASIS INFORMATION

Tax Basis of Investments: As of October 31, 2018, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes was as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
Emerald Growth Fund	$332,768,406	$(84,489,125)	$248,279,281	$1,000,786,396
Emerald Small Cap Value Fund	723,883	(614,606)	109,277	6,732,258
Emerald Insights Fund	1,464,127	(810,040)	654,087	9,727,605
Emerald Banking and Finance Fund	78,568,065	(25,404,785)	53,163,280	438,189,032

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by each Fund.

Semi-Annual Report | October 31, 2018	59

Emerald Funds	Notes to Financial Statements

October 31, 2018 (Unaudited)

The tax characters of distributions paid by the Funds for the fiscal year ended April 30, 2018 were as follows:

	Ordinary Income	Long-Term Capital Gain
Emerald Growth Fund	$–	$–
Emerald Small Cap Value Fund	506,928	2,912,564
Emerald Insights Fund	–	–
Emerald Banking and Finance Fund	–	14,572,442

The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of October 31, 2018.

4. SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of securities (excluding short-term securities) during the six months ended October 31, 2018 was as follows:

Funds	Cost of Investments Purchased	Proceeds from Investments Sold
Emerald Growth Fund	$492,634,967	$480,726,527
Emerald Small Cap Value Fund	4,799,152	4,693,863
Emerald Insights Fund	3,423,354	3,953,319
Emerald Banking and Finance Fund	188,900,184	204,376,853

5. SHARES OF BENEFICIAL INTEREST

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Funds of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Purchasers of the shares do not have any obligation to make payments to the Trust or its creditors (other than the purchase price for the shares) or make contributions to the Trust or its creditors solely by reason of the purchaser’s ownership of the shares. Shares have no pre-emptive rights.

6. MANAGEMENT AND RELATED-PARTY TRANSACTIONS

The Adviser, subject to the authority of the Board, is responsible for the overall management and administration of the Funds’ business affairs. The Adviser manages the investments of the Funds in accordance with the Funds’ investment objective, policies and limitations and investment guidelines established jointly by the Adviser and the Trustees. Pursuant to the Advisory Agreement, the Funds pay the Adviser fees for the services and facilities it provides payable on a monthly basis at the annual rate set forth below of the Funds’ average daily net assets. The management fee is paid on a monthly basis.

Emerald Growth Fund
Average Total Net Assets	Contractual Fee
Up to and including $250M	0.75%
Over $250M and including $500M	0.65%
Over $500M and including $750M	0.55%
Over $750M	0.45%

Emerald Small Cap Value Fund
Average Total Net Assets	Contractual Fee
Up to and including $250M	0.75%
Over $250M and including $500M	0.65%
Over $500M and including $750M	0.55%
Over $750M	0.45%

60	www.emeraldmutualfunds.com

Emerald Funds	Notes to Financial Statements

October 31, 2018 (Unaudited)

Emerald Insights Fund
Average Total Net Assets	Contractual Fee
Up to and including $250M	0.75%
Over $250M and including $500M	0.65%
Over $500M and including $750M	0.55%
Over $750M	0.45%

Emerald Banking and Finance Fund
Average Total Net Assets	Contractual Fee
Up to and including $100M	1.00%
Over $100M	0.90%

The Adviser has contractually agreed to limit each Fund’s total annual operating expenses (exclusive of acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expense) set forth in the preceding table for Class A, Class C, Institutional Class, and Investor Class shares to the annual rates (as percentages of a Fund’s average daily net assets). This agreement (the “Expense Agreement”) is in effect from September 1, 2018 through August 31, 2019. The prior Expense Agreement was in effect from September 1, 2017 through August 31, 2018 for the Funds. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the expense agreement to the extent that a Fund’s expenses in later periods fall below the expense cap in effect at the time of the waiver or reimbursement. Notwithstanding the foregoing, the Funds will not be obligated to pay any such fees and expenses more than three years after the date of the waiver or reimbursement. The Adviser may not discontinue this waiver, prior to August 31, 2019, without the approval by the Fund’s Board. Fees waived/reimbursed by the Adviser for the six months ended October 31, 2018 are disclosed in the Statements of Operations.

Emerald Growth Fund
Class A	Class C	Institutional Class	Investor Class
1.29%	1.94%	0.99%	1.34%

Emerald Small Cap Value Fund
Class A	Class C	Institutional Class	Investor Class
1.35%	2.00%	1.00%	1.25%

Emerald Insights Fund
Class A	Class C	Institutional Class	Investor Class
1.35%	2.00%	1.05%	1.40%

Emerald Banking and Finance Fund
Class A	Class C	Institutional Class	Investor Class
1.84%	2.49%	1.54%	1.89%

Semi-Annual Report | October 31, 2018	61

Emerald Funds	Notes to Financial Statements

October 31, 2018 (Unaudited)

For the six months ended October 31, 2018, the fee waivers/reimbursements and recoupments of past waived fees were as follows:

Fund	Fees Waived/ Reimbursed By Adviser	Recoupment of Past Waived Fees By Adviser
Emerald Growth Fund
Class A	$–	$–
Class C	–	–
Institutional Class	–	–
Investor Class	–	–
Emerald Small Cap Value Fund
Class A	$28,995	$–
Class C	554	–
Institutional Class	16,251	–
Investor Class	3,805	–
Emerald Insights Fund
Class A	$37,484	$–
Class C	460	–
Institutional Class	5,083	–
Investor Class	418	–
Emerald Banking and Finance Fund
Class A	$–	$–
Class C	–	–
Institutional Class	–	–
Investor Class	–	–

As of October 31, 2017, the balances of recoupable expenses for each Fund were as follows:

Fund	Expires 2019	Expires 2020	Expires 2021	Expires 2022	Total
Emerald Growth Fund
Class A	$–	$–	$–	$–	$–
Class C	–	–	–	–	–
Institutional Class	–	–	–	–	–
Investor Class	–	–	–	–	–
Emerald Small Cap Value Fund
Class A	$251	$6,552	$32,984	$28,995	$68,782
Class C	612	4,441	1,410	554	7,017
Institutional Class	58,075	67,421	53,258	16,251	195,005
Investor Class	5,540	8,254	7,303	3,805	24,902
Emerald Insights Fund
Class A	$43,036	$80,509	$72,407	$37,484	$233,436
Class C	357	793	908	460	2,518
Institutional Class	4,793	9,737	8,238	5,083	27,851
Investor Class	1,154	615	693	418	2,880
Emerald Banking and Finance Fund
Class A	$–	$–	$–	$–	$–
Class C	–	–	–	–	–
Institutional Class	–	–	–	–	–
Investor Class	–	–	–	–	–

Fund Administrator Fees and Expenses: ALPS Fund Services, Inc. (“ALPS”) serves as administrator to the Funds and the Funds have agreed to pay expenses incurred in connection with their administrative activities. Pursuant to an Administration Agreement, ALPS provides operational services to the Funds including, but not limited to, fund accounting and fund administration and generally assist in the Funds’ operations. Officers of the Trust are employees of ALPS. The Funds’ administration fee is accrued on a daily basis and paid monthly. Administration fees paid by the Funds for the six months ended October 31, 2018 are disclosed in the Statements of Operations.

The Administrator is also reimbursed by the Funds for certain out-of-pocket expenses.

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Emerald Funds	Notes to Financial Statements

October 31, 2018 (Unaudited)

Transfer Agent: ALPS serves as transfer, dividend paying and shareholder servicing agent for the Funds. ALPS receives an annual minimum fee, a fee based upon the number of shareholder accounts, and is also reimbursed by the Funds for certain out-of-pocket expenses. Transfer agent fees paid by the Funds for the six months ended October 31, 2018 are disclosed in the Statements of Operations.

Compliance Services: ALPS provides services that assist the Trust’s chief compliance officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act and receives an annual base fee. ALPS is reimbursed for certain out-of-pocket expenses by the Funds. Compliance service fees paid by the Funds for the six months ended October 31, 2018 are disclosed in the Statements of Operations.

Principal Financial Officer: ALPS receives an annual fee for providing principal financial officer services to the Funds. Principal financial officer fees paid by the Funds for the six months ended October 31, 2018 are disclosed in the Statements of Operations.

Distributor: ALPS Distributors, Inc. (“ADI” or the “Distributor”) (an affiliate of ALPS) acts as the distributor of the Funds’ shares pursuant to a Distribution Agreement with the Trust. Shares are sold on a continuous basis by ADI as agent for the Funds, and ADI has agreed to use its best efforts to solicit orders for the sale of Funds’ shares, although it is not obliged to sell any particular amount of shares. ADI is not entitled to any compensation for its services as Distributor. ADI is registered as a broker-dealer with the U.S. Securities and Exchange Commission.

Each Fund has adopted a separate Distribution and Services Plan (each a “Plan” and collectively, the “Plans”) pursuant to Rule 12b-1 of the 1940 Act. The Plans allow each Fund, as applicable, to use each Fund’s assets to pay fees in connection with the distribution and marketing of the Funds’ shares and/or the provision of shareholder services to the Funds’ shareholders. The Plan permits payment for services in connection with the administration of plans or programs that use shares of each Fund as their funding medium and for related expenses. The recipients of such payments may include other affiliates of the Adviser, broker-dealers, financial institutions, plan sponsors and administrators and other financial intermediaries through which investors may purchase shares of the Fund. The Plans permit each Fund to make total payments at an annual rate of up to 0.35%, 0.75% and 0.25% of the average daily net asset value of Class A, Class C and Investor Class, respectively. Because these fees are paid out of the Funds’ assets on an ongoing basis, over time they will increase the cost of an investment in the Funds, and Plan fees may cost an investor more than other types of sales charges.

Each Fund, except the Emerald Small Cap Value Fund, has adopted a Shareholder Services Plan (a “Shareholder Services Plan”) with respect to its Class C, Institutional Class and Investor Class shares. Under the Shareholder Services Plan, a Fund is authorized to compensate certain financial intermediaries, including broker-dealers and Fund affiliates which may include the Distributor, Adviser and/or the transfer agent (the “Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.25%, 0.05% and 0.15% of the average daily net asset value of Class C, Institutional Class and Investor Class, respectively, of the Funds attributable to or held in the name of the Participating Organizations pursuant to an agreement with such Participating Organizations (the “Agreement”). Each Agreement will set forth the non-distribution related shareholder services to be performed by the Participating Organizations for the benefit of a Fund’s shareholders who have elected to have such Participating Organizations service their accounts. Any amount of such payment not paid to Participating Organizations during a Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practicable. Shareholder Services Plan fees are included with distribution and service fees in the Statements of Operations. Fees recaptured pursuant to the Shareholder Services Plan for the six months ended October 31, 2018 are included as an offset to distribution and service fees as disclosed in the Statements of Operations.

The Emerald Small Cap Value Fund has adopted a Shareholder Services Plan (the “Plan”) with respect to its Class C shares. Under the Plan, the Fund is authorized to pay banks and its affiliates and other institutions, including broker-dealers and Fund affiliates which may include the Distributor, Adviser and/or the transfer agent (“Class C Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.25% of the average daily net asset value of Class C shares of the Fund attributable to or held in the name of the Participating Organizations for its clients as compensation for providing shareholder service activities, which do not include distribution services pursuant to an agreement with Participating Organizations. Any amount of such payment not paid to the Participating Organizations during the Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practicable. Plan fees are included with distribution and service fees in the Statements of Operations. Fees recaptured pursuant to the Plan for the six months ended October 31, 2018 are included as an offset to distribution and service fees as disclosed in the Statements of Operations.

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses, which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

Semi-Annual Report | October 31, 2018	63

Emerald Funds	Notes to Financial Statements

October 31, 2018 (Unaudited)

8. NEW ACCOUNTING PRONOUNCEMENTS

On October 4, 2018, the SEC amended Regulation S-X to require certain financial statement disclosure requirements to conform them to US GAAP for investment companies. Effective November 4, 2018, the Funds adopted disclosure requirement changes for Regulation S-X and these changes are reflected throughout this report. The Funds’ adoption of those amendments, effective with the financial statements prepared as of October 31, 2018, had no effect on the Funds’ net assets or results of operations.

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2018-13, which changes the fair value measurement disclosure requirements of FASB Accounting Standards Codification Topic 820, Fair Value Measurement. The update to Topic 820 includes new, eliminated, and modified disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods. Early adoption is permitted for any eliminated or modified disclosures. Management is currently evaluating the impact of the ASU to the Funds’ financial statements.

9. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

64	www.emeraldmutualfunds.com

Emerald Funds	Disclosure Regarding Approval of Fund Advisory Agreement

October 31, 2018 (Unaudited)

On May 21, 2018, the Trustees met in person to discuss, among other things, the approval of the Investment Advisory Agreement between the Trust and Emerald, in accordance with Section 15(c) of the 1940 Act. In approving the Investment Advisory Agreement, the Trustees, including the Independent Trustees, considered the following factors with respect to the Emerald Funds:

Nature, Extent, and Quality of the Services under the Investment Advisory Agreement: The Trustees received and considered information regarding the nature, extent, and quality of services to be provided to each Fund under the Investment Advisory Agreement. The Trustees reviewed certain background materials supplied by Emerald in its presentation, including its Form ADV. The Trustees reviewed and considered Emerald’s investment advisory personnel, its history as an asset manager, and its performance and the amount of assets currently under management by Emerald and its affiliated entities. The Trustees also noted the research and decision-making processes utilized by Emerald, including the methods adopted to seek to achieve compliance with the investment objectives, policies, and restrictions of each Fund.

The Trustees considered the background and experience of Emerald’s management in connection with each Fund, including reviewing the qualifications, backgrounds, and responsibilities of the management team primarily responsible for the day-to-day portfolio management of each Fund.

The Trustees also reviewed, among other things, Emerald’s Code of Ethics.

Investment Advisory Fee Rate: The Trustees reviewed and considered the contractual annual advisory fee to be paid by the Trust, on behalf of each Fund, to Emerald of 1.00% of the Emerald Banking and Finance Fund’s daily average net asset up to and including $100 million and 0.90% in excess of $100 million and 0.75% of each of the other Fund’s daily average net assets up to and including $250 million, 0.65% in excess of $250 million and up to and including $500 million, 0.55% in excess of $500 million and up to and including $750 million, and 0.45% in excess of $750 million, in light of the extent and quality of the advisory services provided by Emerald to the Funds.

The Board received and considered information including a comparison of each Fund’s contractual advisory fees and total expenses (net of waivers) with those of funds in the expense groups and universes of funds provided by an independent provider of investment company data (the “Data Provider”). The Trustees noted that the Banking and Finance Fund’s contractual advisory fee rate, for each share class, was above its Data Provider peer group median contractual advisory fee rate. The Trustees further noted that each of the other Fund’s contractual advisory fee rates, for each share class, were at or below their respective Data Provider peer group median contractual advisory fee rates.

Total Expense Ratios: The Trustees further reviewed and considered the total expense ratios (after waivers) of 1.43% for Class A, 2.08% for Class C, 1.14% for Institutional Class, and 1.48% for Investor Class of the Emerald Banking and Finance Fund; 1.08% for Class A, 1.73% for Class C, 0.77% for Institutional Class, and 1.13% for Investor Class of the Emerald Growth Fund; 1.35% for Class A, 2.00% for Class C, 1.05% for Institutional Class, and 1.40% for Investor Class of the Emerald Insights Fund; and 1.35% for Class A, 2.00% for Class C, 1.00% for Institutional Class, and 1.25% for Investor Class of the Emerald Small Cap Value Fund.

The Trustees noted that the total expense ratios (after waivers) for all classes of the Emerald Growth Fund and the Emerald Insights Fund were below or equal to the applicable Data Provider median total expense ratios (after waivers). The Trustees also noted that the total expense ratios (after waivers) for all classes of Emerald Banking and Finance Fund were greater or equal to the applicable Data Provider median total expense ratios (after waivers). The Trustees also noted that the total expense ratios (after waivers) for Class C, Institutional Class, and Investor Class of Emerald Small Cap Value Fund were below or equal to the applicable Data Provider median total expense ratios (after waivers) and for Class A were above.

Performance: The Trustees reviewed performance information for each Fund for the 3-month, 1-year, 3-year, 5-year, 10-year, and since inception periods ended March 31, 2018, as applicable. That review included a comparison of each Fund’s performance to the performance of the group of comparable funds selected by the Data Provider. The Trustees noted that the performance of all of the share classes of the Emerald Small Cap Value Fund for the available time periods were above their respective Data Provider universe median; the performance of all of the share classes of the other Emerald Banking and Finance Fund for the available time periods were above their respective Data Provider universe median, except for the one-year period; the performance of all of the share classes of the Emerald Growth Fund were generally above their respective Data Provider universe median, except for the 3-month time period; and the performance of all of the share classes of the Emerald Insights Fund were below their respective Data Provider universe median.

Comparable Accounts: The Trustees noted certain information provided by Emerald regarding fees charged to its other clients utilizing a strategy similar to that employed by each Fund.

Profitability: The Trustees received and considered a retrospective and projected profitability analysis prepared by Emerald based on the fees payable under the Investment Advisory Agreement with respect to each Fund. The Trustees considered the profits, if any, anticipated to be realized by Emerald in connection with the operation of each Fund. The Board then reviewed Emerald Advisers, Inc.’s audited consolidated financial statements for the years ended September 30, 2017 and 2016 in order to analyze the financial condition and stability and profitability of Emerald. The Board also discussed the investment to be made by 1251 Capital.

Semi-Annual Report | October 31, 2018	65

Emerald Funds	Disclosure Regarding Approval of Fund Advisory Agreement

October 31, 2018 (Unaudited)

Economies of Scale: The Trustees considered whether economies of scale in the provision of services to each Fund will be passed along to the shareholders under the Investment Advisory Agreement, noting that each Fund had breakpoints in its advisory fee schedule.

Other Benefits to the Adviser: The Trustees reviewed and considered any other incidental benefits derived or to be derived by Emerald from its relationship with each Fund, including whether soft dollar arrangements would be used.

In renewing Emerald as the Funds’ investment adviser and approving the Investment Advisory Agreement and the fees charged under the Investment Advisory Agreement, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to approve the Investment Advisory Agreement. Further, the Independent Trustees were advised by separate independent legal counsel throughout the process. The Trustees, including all of the Independent Trustees, concluded that:

●	the nature, extent, and quality of services to be rendered by Emerald under the Investment Advisory Agreement with respect to each Fund would be adequate;

●	the Banking and Finance Fund’s contractual advisory fee rate, for each share class, was above its Data Provider peer group median contractual advisory fee rate, and for each of the other Fund’s contractual advisory fee rates, for each share class, were at or below their respective Data Provider peer group median contractual advisory fee rates;

●	the total expense ratios (after waivers) for all classes of the Emerald Growth Fund and the Emerald Insights Fund were below or equal to the applicable Data Provider median total expense ratios (after waivers). The Trustees also noted that the total expense ratios (after waivers) for all classes of Emerald Banking and Finance Fund were greater or equal to the applicable Data Provider median total expense ratios (after waivers). The Trustees also noted that the total expense ratios (after waivers) for Class C, Institutional Class, and Investor Class of Emerald Small Cap Value Fund were below or equal to the applicable Data Provider median total expense ratios (after waivers) and for Class A were above;

●	performance of all of the share classes of the Emerald Small Cap Value Fund for the available time periods were above their respective Data Provider universe median; the performance of all of the share classes of the other Emerald Banking and Finance Fund for the available time periods were above their respective Data Provider universe median, except for the one-year period; the performance of all of the share classes of the Emerald Growth Fund were generally above their respective Data Provider universe median, except for the 3-month time period; and the performance of all of the share classes of the Emerald Insights Fund were below their respective Data Provider universe median;

●	bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to Emerald’s other clients employing a comparable strategy to a Fund were not indicative of any unreasonableness with respect to the advisory fees proposed to be payable by that Fund;

●	the profit, if any, realized by Emerald in connection with the operation of a Fund is not unreasonable to that Fund; and

●	there were no material economies of scale or other incidental benefits accruing to Emerald in connection with its relationship with a Fund, other than noting that each fund had breakpoints in its advisory fee schedule.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that Emerald’s compensation for investment advisory services is consistent with the best interests of the Funds and their shareholders.

66	www.emeraldmutualfunds.com

Emerald Funds	Additional Information

October 31, 2018 (Unaudited)

1. FUND HOLDINGS

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Funds’ Form N-Q are available without charge on the SEC website at http://www.sec.gov. You may also review and copy the Form N-Q at the SEC’s Public Reference Room in Washington, DC. For more information about the operation of the Public Reference Room, please call the SEC at 1-800-SEC-0330.

2. FUND PROXY VOTING POLICIES, PROCEDURES AND SUMMARIES

Each Fund’s policies and procedures used in determining how to vote proxies and information regarding how the Funds voted proxies relating to portfolio securities during the most recent prior 12-month period ending June 30 are available without charge, (1) upon request, by calling (toll-free) (855) 828-9909 and (2) on the SEC’s website at http://www.sec.gov.

Semi-Annual Report | October 31, 2018	67

Emerald Funds	Shareholder Voting Results

October 31, 2018 (Unaudited)

A Special Meeting of Shareholders of the Emerald Growth Fund was held on September 26, 2018. Shareholders of record as of the close of business on July 17, 2018 voted to approve the following proposal:

Proposal: To approve a new Advisory Agreement among Financial Investors Trust, on behalf of the Emerald Growth Fund, and Emerald Mutual Advisers Trust.

Shares Voted in Favor	Shares Voted Against or Abstentions
19,836,585	4,307,914

68	www.emeraldmutualfunds.com

Emerald Funds	Privacy Policy

Who We Are
Who is providing this notice?	Emerald Banking and Finance Fund, Emerald Growth Fund, Emerald Insights Fund and Emerald Small Cap Value Fund
What We Do
How do the Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How do the Funds collect my personal information?	We collect your personal information, for example, when you ● open an account ● provide account information or give us your contact information ● make a wire transfer or deposit money
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●     sharing for affiliates’ everyday business purposes-information about your creditworthiness

●     affiliates from using your information to market to you

●     sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Funds do not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ● The Funds do not jointly market.
Other Important Information
California residents	If your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.
Vermont residents	The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information.

Semi-Annual Report | October 31, 2018	69

Emerald Funds	Privacy Policy

FACTS	WHAT DO THE FUNDS DO WITH YOUR PERSONAL INFORMATION?
WHY?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

WHAT?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●     Social Security number and account transactions

●     Account balances and transaction history

●     Wire transfer instructions

HOW?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do the funds share:	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We do not share.
For joint marketing with other financial companies	No	We do not share.
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We do not share.
For non-affiliates to market to you	No	We do not share.

70	www.emeraldmutualfunds.com

Intentionally Left Blank

Emerald Mutual Funds
P.O. Box 8556
Denver, CO 80201
(855) 828-9909
www.emeraldmutualfunds.com

Investment adviser:
Emerald Mutual Fund Advisers Trust
P.O. Box 10666
Lancaster, PA 17605

Must be accompanied by or proceeded by a Prospectus.
The Emerald Mutual Funds are distributed by ALPS Distributors, Inc.

GRANDEUR PEAK FUNDS

ELEVATED GLOBAL INVESTING®

SEMI-ANNUAL

October 31, 2018

EMERGING MARKETS OPPORTUNITIES FUND GPEOX | GPEIX

GLOBAL MICRO CAP FUND GPMCX

GLOBAL OPPORTUNITIES FUND GPGOX | GPGIX

GLOBAL REACH FUND GPROX | GPRIX

GLOBAL STALWARTS FUND GGSOX | GGSYX

INTERNATIONAL OPPORTUNITIES FUND GPIOX | GPIIX

INTERNATIONAL STALWARTS FUND GISOX | GISYX

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website at www.GrandeurPeakGlobal.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

Beginning on January 1, 2019, you may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 1.855.377.7325 to let the Funds know you wish to continue receiving paper copies of your shareholder reports.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at www.GrandeurPeakGlobal.com.

Shareholder Letter	2
Performance Update	7
Disclosure of Fund Expenses	28
Portfolio of Investments
Grandeur Peak Emerging Markets Opportunities Fund	30
Grandeur Peak Global Micro Cap Fund	34
Grandeur Peak Global Opportunities Fund	38
Grandeur Peak Global Reach Fund	43
Grandeur Peak Global Stalwarts Fund	48
Grandeur Peak International Opportunities Fund	51
Grandeur Peak International Stalwarts Fund	55
Statements of Assets and Liabilities	58
Statements of Operations	60
Statements of Changes in Net Assets
Grandeur Peak Emerging Markets Opportunities Fund	62
Grandeur Peak Global Micro Cap Fund	63
Grandeur Peak Global Opportunities Fund	64
Grandeur Peak Global Reach Fund	65
Grandeur Peak Global Stalwarts Fund	66
Grandeur Peak International Opportunities Fund	67
Grandeur Peak International Stalwarts Fund	68
Financial Highlights
Grandeur Peak Emerging Markets Opportunities Fund	69
Grandeur Peak Global Micro Cap Fund	71
Grandeur Peak Global Opportunities Fund	72
Grandeur Peak Global Reach Fund	74
Grandeur Peak Global Stalwarts Fund	76
Grandeur Peak International Opportunities Fund	78
Grandeur Peak International Stalwarts Fund	80
Notes to Financial Statements	82
Disclosure Regarding Approval of Fund Advisory Agreement	98
Additional Information	100
Privacy Policy	101

Grandeur Peak Funds®	Shareholder Letter

October 31, 2018 (Unaudited)

Dear Fellow Shareholders,

It has been a disappointing year for us, as our portfolios have been out of sync with the markets. Through October 31, 2018, the S&P 500 was up slightly for the year, while global indices were down, global small-cap indices were down further, and our global funds trailed all three. Beyond being in an out-of-favor segment of the market, we have faced two additional major headwinds. First, a weighting headwind with our significant overweight to Emerging Markets across all portfolios and our underweight to the US market in our global portfolios – this has been a seven-year headwind for us, but particularly strong in calendar 2018. Second, an investment style headwind, as momentum investing has significantly outpaced value investing this year.

Emerging Market (EM) indices were down roughly 20 percent year-to-date as of October 31. This led to a significant hit to our portfolios given our 15-20 percent overweight to Emerging Markets relative to our MSCI benchmarks. Similarly, our 13-35 percent underweight to a resilient US bull market across our global portfolios hurt. These are significant over/under weight percentages, creating stiff headwinds. We’ve carried similar over/under weights in EM & US for several years now, overcoming smaller headwinds in prior years. We believe our weightings are likely to soon turn to a tailwind given the disproportional valuations across countries and companies, but until then we will continue to fight through it with our best effort in bottom-up stock selection.

The second factor is that momentum investing has meaningfully outperformed value investing this year. This can be seen, for example, in such areas as biotechnology, life sciences, software and internet related names where high-flying companies have, in our view, attracted uncomfortably high valuations. We see this in our own portfolios, where our highest quality names with good momentum have been bid up to very high levels. We are generally not a firm to chase valuations; instead, we tend to prune back on names as they become very expensive. This has been a mistake in the short run, as many of these great companies have gone to higher, what we consider to be nosebleed, valuations this year.

Being on the wrong side of the market’s preference for large-cap over small-cap this year has only added insult; and additional insult in our portfolios skewing towards the micro-cap range, which has been hit even harder. We believe the new SEC liquidity rule for mutual funds may be exacerbating the market-cap issue, and especially punishing micro-cap stocks. But over the long run, we believe stock prices will follow earnings growth, and small- and micro-cap stocks can potentially grow faster, longer due to their smaller size.

In summary, those heavily invested in US large-cap stocks have probably been okay this year. But for those of us invested in international small-caps, with a bias toward Value, it’s been a very difficult environment.

Recent Selloff

I had my first lesson in market corrections 31 years ago in October of 1987. Two weeks after my engagement to my wife, Susie, at the age of 22, the market crashed on October 19th – “Black Monday.” Indelibly engrained in my mind is a phone call to her at her work where I tried my best to explain a “market correction.” She wondered if I was still going to have a job. Fortunately for me, I was at a good firm that could not only weather a downturn but actually thrive through it.

Susie and I have been through many corrections since then. Each one is a little different, but each is quite painful, and yet at the same time kind of exciting. Painful because clients see portfolio values decline, but exciting because it’s during market corrections where we can usually find truly great investment opportunities and add a lot of value as active managers.

I have a trophy in my office that I earned for my first “Double” as an analyst. We had bought a US medical device company, Biomet, that made hip and knee implants. The trophy reads: “Purchased 10/22/1987 at $17.00 per share. Doubled in 343 days.” That purchase was just 3 days after Black Monday. At the time, Biomet was a micro-cap company that had experienced a major correction in the selloff; we bought into the selloff and saw a substantial and quick return. Biomet was eventually sold to Zimmer for $13 billion in 2014. I keep this trophy in my office to serve as a reminder of what to do in market corrections.

You’ve heard the old adage: “Buy low, Sell high;” it’s obvious to say, but much harder to actually achieve. I believe the more profound piece of advice is: “Buy when there is fear; Sell when there is greed.”1 This too can be difficult, even for sophisticated institutions. Investors are clearly fearful of Emerging Markets right now, and our current opinion of value-oriented, international small-cap companies is that they are highly attractive.

We view selloffs like this as not only an opportunity to buy our favorite companies at better valuations in the portfolios, but also a chance to invest more of our firm’s balance sheet, and our personal assets, in the Grandeur Peak Funds. The firm has recently added to its position, and we will likely continue to increase our investment if the market goes farther south. Individually, and as a firm, we are heavily invested in our own funds because we are confident in our potential to succeed over the long run.

[1]	A takeoff of a quote credited to Warren Buffet saying “Be Fearful When Others Are Greedy and Greedy When Others Are Fearful.”

2	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Funds®	Shareholder Letter

October 31, 2018 (Unaudited)

We are sensitive to the fact that four of our seven funds are hard closed. For the time being, we feel the need to keep them closed to stay nimble. Meanwhile, our Emerging Market Opportunities Fund is open to existing investors, and our two Stalwarts funds (Global and International) are open to all investors. To be clear, growing assets is not a priority for us, but with the recent market selloff and our investment style being somewhat out of favor this year, it feels like an interesting time to be investing in our style and niche.

Please don’t misunderstand this letter as simply making excuses for our underperformance this year; we are very disappointed in our relative performance. We would have hoped to hold up much better than we have in the current environment. Our Opportunities portfolios and our Global Micro Cap Fund have particularly struggled this year. These are the portfolios in which I am personally most involved. I have struggled with my own stock picks in 2018 and have made far too many mistakes.

I am reminded of a period in 1996 when I struggled as a stock picker. The year as a whole wasn’t going great for me, and then, while on summer vacation at the beach in July of 1996, three of my biggest holdings announced disappointing results and suffered stock price declines of 30-50 percent. I can remember explaining to Susie what a stock “blow-up” was, and how this was different than a market correction. Fortunately for me, I was at a good firm that understood that everyone goes through slumps and they stood fully behind me, despite a tough personal year. While 1996 was a bad year for both me and the firm, we had quite a nice run for the next several years. Sometimes a good manager/stock picker has their best years after a poor year.

Now after 30 years of marriage, and having lived through plenty of “market corrections” and “blow-ups,” I’m grateful for Susie’s words to me this past week when I was really feeling beaten up. She said, “Robert, you’ve been here before and found your way out of it just fine. I have confidence in you to do it again.” I’m grateful for her words and I commit to each of you to do all I can to be worthy of that confidence. We want this downturn to be the start of a very exciting upturn over the coming years.

I’m also grateful for the words of my son, Benjamin, who is a member of the Global Opportunities team and one of our analysts covering Healthcare and India. He emailed me after one of my companies reported disappointing results for Q3. He wrote, “I’ve just got a feeling we’re going to be okay, Dad. We just gotta stick to good numbers and good stories. Names that are question marks by the team need to be trimmed or sold out. Let’s make sure we can always tell clients they own a bunch of great companies and that we’ve put our best team on the field. And if it doesn’t work, then it doesn’t work, but we had our game plan and we did our best.”

This illustrates a hallmark of all of the individuals at Grandeur Peak and our culture. We have each other’s back. When someone is down, we don’t kick them, we pick them up.

In the past year, both of my mentors in my early career – Jeff Cardon and Sam Stewart – retired from Wasatch Advisors. I learned many lessons from them, but there is no greater lesson than the power of resiliency. We went through many market corrections together and we also went through many periods of personal underperformance. We had clients resign, and we had partners within the firm losing faith in us. But we clung together, hunkered down and stayed focused. We worked to correct mistakes, we stayed clear-thinking in times of market panic and in times when our style was out of favor, and we built each other up in times of personal discouragement. In the end, over three decades, these bad periods amounted to nothing more than a blip.

Grandeur Peak

We launched Grandeur Peak in mid-2011, at the start of what has turned out to be one of the longest bull markets ever. For the first six years – despite some of the headwinds I mentioned at the beginning of this letter – most things that could have gone right for us, did. Now in our seventh year (2018), pretty much everything that could have gone wrong, has. I can’t predict markets, but what I can tell you is that our entire team is deeply committed to improving performance. We are absolutely committed to continuing to build a world-class, enduring firm. Our primary goal is to deliver long-term top-decile performance for our clients in a careful, prudent way.

To this end, we feel the right move is to stay the course on our Emerging Markets overweight and US underweight. From our bottom-up perspective, we continue to see better growth, and at better valuations, outside the US. We also plan to stick with our value bias, which in long-term studies of stock market performance has been shown to deliver better results. We will not change our stripes now.

We will, however, continue to examine our mistakes. Discouragingly, we have made some of the same mistakes over again. We have been especially good at pulling the flowers and watering the weeds. For example, we have found some great companies, small and undiscovered, but have let them go too soon when we believed their valuation had become too stretched. Our other recurring weakness is that we have not always paid enough attention to the warning signs that we call “red flags.” We have a process in place to track red flags on all of our companies, but we may need to raise the threshold on our red-flag scores. In a similar vein, we have not paid enough attention to our fellow analysts who sign up as “detractors” against owned positions. While we say we prize “multiple minds,” we have not always followed through in our actions. Our biggest

Semi-Annual Report | October 31, 2018	3

Grandeur Peak Funds®	Shareholder Letter

October 31, 2018 (Unaudited)

mistakes this year have again been along these lines. I’m sorry to report that sometimes we’ve had to repeat our mistakes before we truly learn from them.

From the beginning, our analysts have operated under the motto of “no stone left unturned” so that no company slips through the cracks. We have done a great job developing a thorough understanding of the global landscape of public companies and touching thousands upon thousands of interesting companies (what I have previously described as the front end of our process), but it has come at the expense of deeper research (the back end). Having scoured the world for seven years, we believe a little shift in that mindset is now appropriate. It’s time for our awesome Director of Research (DOR)/quantitative team to take the lead in not letting anything new slip thru the cracks (great IPOs (Initial Public Offerings), numbers turning, etc.). Meanwhile, the analysts will narrow their focus in order to go deeper and have richer discussions on the most interesting companies. Along these lines, we are raising the bar on our Watch list categorizations to further differentiate the companies we’re watching and better focus our time on the names that are most likely to be owned in our portfolios; we’re asking our quant team to keep a close eye on the rest of our Watch companies, looking for meaningful inflection points.

Another challenge for us this year has been keeping our trading team fully staffed. We were sad to lose both Gerome Gregory and Josh Clay – our lead traders. Gerome was ready to take on a different trading role and Josh found his true passion shifting away from trading. As a result of their departures, our veteran operations team has worked double time as traders as well. Amy Hone, Dustin Brown and Angela Bowcutt have been absolutely incredible in filling the void. As strong as we feel the research team is, we feel equally proud of our business and operations team. Fortunately, we were recently able to hire a very seasoned trader, Adam Rowbotham, who joined us in October. Adam, a UK native, comes to Grandeur Peak from New York with more experience than any of our previous traders. We are very excited to have him on board and look forward to learning from him. A second global trader will be added to the team when we find the right person.

Year’s Accomplishments

I would now like to turn to the accomplishments of the year. While this year’s performance has been tough, we do still have many accomplishments.

First, the transition to Blake Walker as CEO over the last two years has gone smoothly. I’m grateful that my co-founding partners, Blake and Eric Huefner have taken on virtually all of the day-to-day management of the firm. Managing the firm was not something I enjoyed, and relinquishing these duties has allowed me to focus on stock picking. Blake and Eric’s commitment to Grandeur Peak, our mission, our employees, and above all, to you our clients, is unwavering and inspiring.

The transition to Rob Green as Director of Research (DOR) has also gone well. That said, I have continued to focus on many DOR projects over the past year. We added Aaron Kinney to the DOR team as Director of Information Systems a year ago and he has been amazing. Aaron has measurably increased the productivity of our entire research team. His ability with information systems has been a game changer to provide our team with greater business intelligence. We now have five full-time people on the DOR team, not including me, 100 percent dedicated to supporting our analysts and PMs (Portfolio Managers) in business intelligence and productivity. We’ve also invested in additional support staff to boost our research team’s productivity. It feels great and should help us tremendously. With this strong team, I anticipate focusing even more of my time on the front lines—in the trenches analyzing companies and picking stocks.

We’re very excited to report that the Global Reach Fund, which is the fund run by our five industry teams, hit its five-year mark in June and was within the top-decile of its peer group over that five-year period. While the Reach Fund took a big team effort to initiate, our research structure and industry teams are a considerable strength of Grandeur Peak now, and we could not be happier with our structure. It’s gratifying to see the Fund’s success. We have been working to replicate this structure for our geography teams. We call the geography teams’ product effort Global Explorer. The final piece to this effort would be to have this team running their own real-money portfolio (they run a paper portfolio today).

Equally exciting, the International Stalwarts and Global Stalwarts funds hit their three-year mark in September and were within the top decile and top quartile of their peer groups, respectively. Randy Pearce, our Chief Investment Officer, has done an exceptional job managing these funds. Randy was our first hire at Grandeur Peak. He’s been the MVP of our research team these last seven years with consistent year-in and year-out performance as an analyst and portfolio manager.

We recently promoted Brad Barth to co-portfolio manager on International Stalwarts in recognition of his strong contribution to the Stalwarts team and more broadly as the Industry PM on Financials. Brad joined Grandeur Peak from Goldman Sachs over three years ago and has a Master’s Degree from the London School of Economics. We’ve also promoted Keefer Babbitt to Lead Analyst on the Stalwarts team. Keefer who was one of our first interns, out of the University of Utah, and has been with us for nearly seven years. Randy, Brad, and Keefer also continue in their roles as industry and geography analysts across all of our portfolios.

The Stalwart effort began as a carve-out of the smid and mid-cap names from the Opportunities funds, but the reality is that the Stalwarts team has led the firm in performance these last three years by also generating many great ideas that the other portfolios have been able to buy.

4	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Funds®	Shareholder Letter

October 31, 2018 (Unaudited)

We’re excited to announce that Juliette Douglas was promoted to lead manager for both our Global Reach (Industry) teams and our Global Explorer (Geography) teams. Juliette has worked with us for many years (at Grandeur Peak and Wasatch Advisors), has a business finance degree from Westminster College, and joined us at Grandeur Peak originally to help with operations and trading. We quickly recognized Juliette’s potential on the research side and moved her to research three years ago. Juliette has a particular skill in keeping the research team and PMs focused and productive.

With regard to the Global and International Opportunities portfolios, Blake and I have made a determination that while we will both remain engaged in these sister products, I will focus more intently on Global Opportunities and Blake will focus more on International Opportunities. The two portfolios are closely related and will move largely together in their approach, but this separation of primary duties will give each portfolio greater individual focus.

To support Blake on the International Opportunities portfolio we’ve shifted Mark Madsen’s responsibility as co-PM of Global Micro Cap to co-PM of International Opportunities. Mark is an industry veteran and someone we’ve worked closely with for many years. He has a Master of Accountancy (MAcc) Degree from BYU, and was with us at Wasatch; he joined us at Grandeur Peak three years ago from a family office.

We have named Liping Cai as Guardian PM on the Emerging Markets Opportunities Fund. Liping, who currently lives much of the year in Shanghai and leads our research effort in China as well as for our Healthcare team, will be a strong addition in the Guardian PM role. Liping has significant experience. She has science degrees from Tsinghua University in China and the University of Delaware in the US, and an MBA from Northwestern University. She has worked both in the health care field and for William Blair prior to joining us nearly 6 years ago. We believe China, in particular will be one of the most important themes for the next decade and are grateful to have Liping there on the ground.

I feel great about the generational succession plan we have in place: Blake and I as founders, then a solid next-generation of Senior Analysts and PMs, followed by the first group of interns hired in 2012/13 who are now 5-6 years into their experience. Behind them, our most recent full-time addition is Preston Williams, who has worked with us for three years and graduated this past spring from the University of Utah with honors. Preston formerly worked in a hospital ER and is a member of our Healthcare team. He and his wife will be living in Poland and Western Europe for four months next spring. As you may recall, we encourage members of the team to live abroad to increase our global understanding. Mark Madsen and his family will similarly be living in Australia for the first half of 2019.

We continue to bring in interns every year, believing some will be great and recognizing that others will ultimately choose different paths. We have recently extended full-time offers to two more of our interns who will be graduating next spring: Dane Nielson and Miranda Jacobs. Dane, who will graduate in finance from Brigham Young University, works on our Industrials team. Miranda, a native of Michigan, will graduate from the University of Utah and has worked on both the Industrials and the Technology teams. We have two other interns who have now been with us for over a year, and we have just recently added two new interns. We are also exploring summer and other internships from schools outside of Utah and had two Harvard students intern with us this past summer. We feel very good about our promote-from-within/internal development strategy.

So, year seven has been very hard for us. I’m reminded of a quote by Louisa May Alcott: “I am not afraid of storms for I am learning how to sail my ship.” While we have faced some stiff headwinds, we also have to admit to mistakes we’ve made this year. We are learning from them and we will hopefully be better for them. In particular, I personally feel like I’ve struck out at the plate for you this year. I’m grateful for a team that has my back. In this business, even the old veterans need to continue to learn from mistakes. We’re going to work very hard, stay focused, improve our game, and do all we can to get performance back on track. I really feel the evolution of our team, data access, and processes will help us become a better firm and deliver better performance. Within the research team, we have a great combination of experience and high-energy youth. The more experienced of us have been through periods of underperformance before and we still have a great deal of energy to work our way out of our current soft patch, and hopefully take advantage of the current market volatility.

Thank you for your trust and taking the journey with us.

Sincerely,

Robert Gardiner

Chairman & Co-Founder

Grandeur Peak Global Advisors

Semi-Annual Report | October 31, 2018	5

Grandeur Peak Funds®	Shareholder Letter

October 31, 2018 (Unaudited)

RISKS: Mutual fund investing involves risks and loss of principal is possible. Investing in small and micro-cap funds will be more volatile and loss of principal could be greater than investing in large cap or more diversified funds. Investing in foreign securities entails special risks, such as currency fluctuations and political uncertainties, which are described in more detail in the prospectus. Investments in emerging markets are subject to the same risks as other foreign securities and may be subject to greater risks than investments in foreign countries with more established economies and securities markets.

Must be proceeded by or accompanied by a prospectus.

The views and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer's current views. The views expressed represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the Funds or any securities or any sectors mentioned herein. The subject matter contained herein has been derived from several sources believed to be reliable and accurate at the time of compilation. The Funds do not accept any liability for losses either direct or consequential caused by the use of this information.

Past performance does not guarantee future results.

Eric Huefner, Amy Hone and Dustin Brown are registered representatives of ALPS Distributors, Inc.

ALPS Distributors, Inc. is the Distributor for the Grandeur Peak Funds.

Grandeur Peak Global Advisors, Rondure Global Advisors, Wasatch Advisors and ALPS Distributors, Inc are not affiliated.

6	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Emerging Markets Opportunities Fund	Performance Update

October 31, 2018 (Unaudited)

Annualized Total Return Performance for the periods ended October 31, 2018

				Since	Expense Ratio(b)
	6 Months	1 Year	3 Year	Inception(a)	Gross	Net(c)
Grandeur Peak Emerging Markets Opportunities Fund – Investor (GPEOX)	-20.15%	-15.49%	2.10%	2.18%	1.80%	1.80%
Grandeur Peak Emerging Markets Opportunities Fund – Institutional (GPEIX)	-20.05%	-15.24%	2.32%	2.41%	1.55%	1.55%
Russell Emerging Markets Small Cap Index(d)	-21.38%	-16.49%	2.10%	0.35%
MSCI Emerging Markets SMid Cap Index(e)	-19.64%	-14.21%	2.90%	0.72%
MSCI Emerging Markets IMI Index(f)	-16.89%	-12.71%	6.27%	1.91%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. The Fund imposes a 2.00% redemption fee on shares held for less than 60 days. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-855-377-PEAK (7325).

The table does not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested.

Returns for periods less than 1 year are cumulative.

(a)	Fund inception date of December 16, 2013.
(b)	Ratios as of the Prospectus dated August 31, 2018 and may differ from the ratios presented in the Financial Highlights.
(c)	Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.95% and 1.70% of the Fund’s average daily net assets for the Fund’s Investor Class Shares and Institutional Class Shares, respectively. This agreement (the “Expense Agreement”) is in effect through August 31, 2019. The Adviser will be permitted to recover, on a class- by-class basis, expenses it has borne through the Expense Agreement to the extent that a Fund’s expenses in later periods fall below annual rates set forth in the Expense Agreement; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than three years after the date on which the fee and expenses was deferred. The Expense Agreement may not be terminated or modified prior to August 31, 2019 except with the approval of the Fund’s Board of Trustees.
(d)	The Russell Emerging Markets Small Cap Index is designed to measure the equity market performance of small-cap companies across emerging markets. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.
(e)	The MSCI Emerging Markets SMID Cap Index is replacing the Russell Emerging Markets Small Cap Index as the Fund’s primary index. The MSCI Emerging Markets SMID Cap Index is designed to measure the equity market performance of small and mid-cap companies across emerging markets. The Adviser made this recommendation to the Board because the Russell indices are being decommissioned and the Advisor believes the MSCI index most closely aligns to the Fund’s investment strategies and investment restrictions. Information on both indices will be shown for a one-year transition period. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used to create indices or financial products. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.
(f)	The MSCI Emerging Markets IMI index is designed to measure the equity market performance of large, mid, and small-cap companies across emerging markets. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

Semi-Annual Report | October 31, 2018	7

Grandeur Peak Emerging Markets Opportunities Fund	Performance Update

October 31, 2018 (Unaudited)

Growth of $10,000 for the period ended October 31, 2018

The chart shown above represent a hypothetical investment of $10,000 in the Fund’s Investor Class shares for the period from inception to October 31, 2018. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that an investor would pay on distributions or redemptions.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

The Fund also offers Institutional Class shares, performance for which is not reflected in the graphs above. The performance of Institutional Class shares may be higher or lower than the performance of the Investor Class shares shown in the graphs above based upon differences in fees paid by shareholders investing in the Investor Class shares and Institutional Class shares.

8	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Emerging Markets Opportunities Fund	Performance Update

October 31, 2018 (Unaudited)

Regional Allocation (as a % of Net Assets)*
Asia ex Japan	58.5%
North America	3.2%
Latin America	10.0%
Europe	7.9%
Africa/Middle East	7.5%
Cash, Cash Equivalents, & Other Net Assets	12.9%
Total	100.0%

Industry Sector Allocation (as a % of Net Assets)*
Consumer	27.2%
Financials	19.3%
Technology	15.7%
Health Care	12.9%
Industrials	7.6%
Energy & Materials	4.4%
Cash, Cash Equivalents, & Other Net Assets	12.9%
Total	100.0%

Top 10 Holdings (as a % of Net Assets)*
WNS Holdings, Ltd.	2.0%
Fleury SA	1.8%
Dino Polska SA	1.8%
Value Partners Group, Ltd.	1.7%
China Medical System Holdings, Ltd.	1.7%
Vitasoy International Holdings, Ltd.	1.6%
Bajaj Finance, Ltd.	1.3%
FirstCash, Inc.	1.3%
Cyient, Ltd.	1.2%
TBC Bank Group PLC	1.2%
Total	15.6%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

Semi-Annual Report | October 31, 2018	9

Grandeur Peak Global Micro Cap Fund	Performance Update

October 31, 2018 (Unaudited)

Annualized Total Return Performance for the periods ended October 31, 2018

			Since	Expense Ratio(b)
	6 Months	1 Year	Inception(a)	Gross	Net(c)
Grandeur Peak Global MicroCap – Institutional (GPMCX)	-11.89%	-8.26%	7.85%	2.06%	2.00%
Russell Global Small Cap Index(d)	-9.61%	-5.55%	7.47%
MSCI All Country World Index Small Cap(e)	-7.51%	-3.38%	8.40%
MSCI World Micro Cap Index(f)	-10.06%	-5.80%	9.21%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. The Fund imposes a 2.00% redemption fee on shares held for less than 60 days. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-855-377-PEAK (7325).

The table does not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested.

Returns for periods less than 1 year are cumulative.

(a)	Fund inception date of October 20, 2015.

(b)	Ratios as of the Prospectus dated August 31, 2018 and may differ from the ratios presented in the Financial Highlights.

(c)	Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/ Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 2.00% of the Fund’s average daily net assets for the Fund’s Institutional Class Shares. This agreement is in effect through August 31, 2019. The Adviser will be permitted to recover expenses it has borne through this agreement to the extent that a Fund’s expenses in later periods fall below annual rates set forth in the Expense Agreement; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than three years after the date on which the fee and expenses was deferred. This agreement may not be terminated or modified prior to August 31, 2019 except with the approval of the Fund’s Board of Trustees.

(d)	The Russell Global Small Cap Index is designed to measure the equity market performance of small-cap companies across developed and emerging markets globally. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

(e)	The MSCI ACWI Small Cap Index is replacing the Russell Global Small Cap Index as the Fund’s primary index. The MSCI ACWI Small Cap Index is designed to measure the equity market performance of performance of small-cap companies across developed and emerging markets globally. The Adviser made this recommendation to the Board because the Russell indices are being decommissioned and the Advisor believes the MSCI index most closely aligns to the Fund’s investment strategies and investment restrictions. Information on both indices will be shown for a one-year transition period. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used to create indices or financial products. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

(f)	The MSCI World Micro Cap Index is designed to measure the equity market performance of micro-cap companies across developed markets globally. It does not include emerging markets. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

10	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Micro Cap Fund	Performance Update

October 31, 2018 (Unaudited)

Growth of $10,000 for the period ended October 31, 2018

The chart shown above represent a hypothetical investment of $10,000 in the Fund’s Institutional Class shares for the period from inception to October 31, 2018. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that an investor would pay on distributions or redemptions.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

Semi-Annual Report | October 31, 2018	11

Grandeur Peak Global Micro Cap Fund	Performance Update

October 31, 2018 (Unaudited)

Regional Allocation (as a % of Net Assets)*
Europe	30.4%
Asia ex Japan	26.9%
North America	15.8%
Japan	11.2%
Australia/New Zealand	9.4%
Africa/Middle East	2.7%
Latin America	0.6%
Cash, Cash Equivalents, & Other Net Assets	3.0%
Total	100.0%

Industry Sector Allocation (as a % of Net Assets)*
Financials	25.4%
Consumer	19.3%
Industrials	18.3%
Technology	17.1%
Health Care	13.5%
Energy & Materials	3.4%
Cash, Cash Equivalents, & Other Net Assets	3.0%
Total	100.0%

Top 10 Holdings (as a % of Net Assets)*
Heska Corp.	2.8%
Esquire Financial Holdings, Inc.	2.1%
Fiducian Group, Ltd.	2.0%
M&A Capital Partners Co., Ltd.	2.0%
Sbanken ASA	1.6%
Plover Bay Technologies, Ltd.	1.6%
National Veterinary Care, Ltd.	1.4%
BBI Life Sciences Corp.	1.4%
Pryce Corp.	1.4%
Webstep AS	1.4%
Total	17.7%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

12	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Opportunities Fund	Performance Update

October 31, 2018 (Unaudited)

Annualized Total Return Performance for the periods ended October 31, 2018

					Since	Expense Ratio(b)
	6 Months	1 Year	3 Years	5 Years	Inception(a)	Gross	Net(c)
Grandeur Peak Global Opportunities Fund – Investor (GPGOX)	-11.65%	-7.70%	7.52%	6.29%	12.35%	1.61%	1.61%
Grandeur Peak Global Opportunities Fund – Institutional (GPGIX)	-11.75%	-7.53%	7.71%	6.52%	12.64%	1.36%	1.36%
Russell Global Small Cap Index(d)	-9.61%	-5.55%	7.60%	5.09%	9.02%
MSCI All Country World Index Small Cap(e)	-7.51%	-3.38%	8.47%	6.39%	10.64%
MSCI All Country World Index IMI(f)	-4.20%	-0.45%	8.35%	6.67%	10.05%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. The Fund imposes a 2.00% redemption fee on shares held for less than 60 days. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-855-377-PEAK (7325).

The table does not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested.

Returns for periods less than 1 year are cumulative.

(a)	Fund inception date of October 17, 2011.

(b)	Ratios as of the Prospectus dated August 31, 2018 and may differ from the ratios presented in the Financial Highlights.

(c)	Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/ Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.75% and 1.50% of the Fund’s average daily net assets for the Fund’s Investor Class Shares and Institutional Class Shares, respectively. This agreement (the “Expense Agreement”) is in effect through August 31, 2019. The Adviser will be permitted to recover, on a class- by-class basis, expenses it has borne the Expense Agreement to the extent that a Fund’s expenses in later periods fall below annual rates set forth in the Expense Agreement; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than three years after the date on which the fee and expenses was deferred. The Expense Agreement may not be terminated or modified prior to August 31, 2019 except with the approval of the Fund’s Board of Trustees.

(d)	The Russell Global Small Cap Index is designed to measure the equity market performance of small-cap companies across developed and emerging markets globally. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

(e)	The MSCI ACWI Small Cap Index is replacing the Russell Global Small Cap Index as the Fund’s primary index. The MSCI ACWI Small Cap Index is designed to measure the equity market performance of performance of small-cap companies across developed and emerging markets globally. The Adviser made this recommendation to the Board because the Russell indices are being decommissioned and the Advisor believes the MSCI index most closely aligns to the Fund’s investment strategies and investment restrictions. Information on both indices will be shown for a one-year transition period. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used to create indices or financial products. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

(f)	The MSCI ACWI IMI Index is designed to measure the equity market performance of large, mid, and small-cap companies across developed and emerging markets globally. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

Semi-Annual Report | October 31, 2018	13

Grandeur Peak Global Opportunities Fund	Performance Update

October 31, 2018 (Unaudited)

Growth of $10,000 for the period ended October 31, 2018

The chart shown above represent a hypothetical investment of $10,000 in the Fund’s Investor Class shares for the period from inception to October 31, 2018. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that an investor would pay on distributions or redemptions.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

The Fund also offers Institutional Class shares, performance for which is not reflected in the graphs above. The performance of Institutional Class shares may be higher or lower than the performance of the Investor Class shares shown in the graphs above based upon differences in fees paid by shareholders investing in the Investor Class shares and Institutional Class shares.

14	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Opportunities Fund	Performance Update

October 31, 2018 (Unaudited)

Regional Allocation (as a % of Net Assets)*
North America	31.6%
Europe	31.4%
Asia ex Japan	19.0%
Japan	8.9%
Latin America	3.2%
Australia/New Zealand	2.0%
Africa/Middle East	1.8%
Cash, Cash Equivalents, & Other Net Assets	2.1%
Total	100.0%

Industry Sector Allocation (as a % of Net Assets)*
Industrials	22.6%
Financials	22.4%
Technology	18.7%
Consumer	18.3%
Health Care	13.0%
Energy & Materials	2.9%
Cash, Cash Equivalents, & Other Net Assets	2.1%
Total	100.0%

Top 10 Holdings (as a % of Net Assets)*
Knight-Swift Transportation Holdings, Inc.	2.4%
Power Integrations, Inc.	1.7%
First Republic Bank	1.3%
MarketAxess Holdings, Inc.	1.2%
EPAM Systems, Inc.	1.2%
B&M European Value Retail SA	1.1%
Dechra Pharmaceuticals PLC	1.1%
Sbanken ASA	1.1%
DiaSorin SpA	1.1%
Stantec, Inc.	1.0%
Total	13.2%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

Semi-Annual Report | October 31, 2018	15

Grandeur Peak Global Reach Fund	Performance Update

October 31, 2018 (Unaudited)

Annualized Total Return Performance for the periods ended October 31, 2018

				Since	Expense Ratio(b)
	6 Months	1 Year	3 Years	Inception(a)	Gross	Net(c)
Grandeur Peak Global Reach Fund – Investor (GPROX)	-11.31%	-5.45%	8.13%	9.35%	1.53%	1.53%
Grandeur Peak Global Reach Fund – Institutional (GPRIX)	-11.22%	-5.25%	8.39%	9.59%	1.28%	1.28%
Russell Global Small Cap Index(d)	-9.61%	-5.55%	7.60%	6.74%
MSCI All Country World Small Cap Index(e)	-7.51%	-3.38%	8.47%	8.15%
MSCI All Country World IMI Index(f)	-4.20%	-0.45%	8.35%	8.08%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. The Fund imposes a 2.00% redemption fee on shares held for less than 60 days. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-855-377-PEAK (7325).

The table does not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested.

Returns for periods less than 1 year are cumulative.

(a)	Fund inception date of June 19, 2013.

(b)	Ratios as of the Prospectus dated August 31, 2018 and may differ from the ratios presented in the Financial Highlights.

(c)	Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1. 60% and 1.35% of the Fund’s average daily net assets for the Fund’s Investor Class Shares and Institutional Class Shares, respectively. This agreement (the “Expense Agreement”) is in effect through August 31, 2019. The Adviser will be permitted to recover, on a class- by-class basis, expenses it has borne through the Expense Agreement to the extent that a Fund’s expenses in later periods fall below annual rates set forth in the Expense Agreement; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than three years after the date on which the fee and expenses was deferred. The Expense Agreement may not be terminated or modified prior to August 31, 2019 except with the approval of the Fund’s Board of Trustees.

(d)	The Russell Global Small Cap Index is designed to measure the equity market performance of small-cap companies across developed and emerging markets globally. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

(e)	The MSCI ACWI Small Cap Index is replacing the Russell Global Small Cap Index as the Fund’s primary index. The MSCI ACWI Small Cap Index is designed to measure the equity market performance of performance of small-cap companies across developed and emerging markets globally. The Adviser made this recommendation to the Board because the Russell indices are being decommissioned and the Advisor believes the MSCI index most closely aligns to the Fund’s investment strategies and investment restrictions. Information on both indices will be shown for a one-year transition period. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used to create indices or financial products. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

(f)	The MSCI ACWI IMI Index is designed to measure the equity market performance of large, mid, and small-cap companies across developed and emerging markets globally. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

16	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Reach Fund	Performance Update

October 31, 2018 (Unaudited)

Growth of $10,000 for the period ended October 31, 2018

The chart shown above represent a hypothetical investment of $10,000 in the Fund’s Investor Class shares for the period from inception to October 31, 2018. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that an investor would pay on distributions or redemptions.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

The Fund also offers Institutional Class shares, performance for which is not reflected in the graphs above. The performance of Institutional Class shares may be higher or lower than the performance of the Investor Class shares shown in the graphs above based upon differences in fees paid by shareholders investing in the Investor Class shares and Institutional Class shares.

Semi-Annual Report | October 31, 2018	17

Grandeur Peak Global Reach Fund	Performance Update

October 31, 2018 (Unaudited)

Regional Allocation (as a % of Net Assets)*
Europe	30.7%
North America	30.2%
Asia ex Japan	21.2%
Japan	6.2%
Africa/Middle East	4.1%
Australia/New Zealand	3.5%
Latin America	2.9%
Cash, Cash Equivalents, & Other Net Assets	1.2%
Total	100.0%

Industry Sector Allocation (as a % of Net Assets)*
Financials	24.0%
Consumer	20.6%
Industrials	19.6%
Technology	19.4%
Health Care	11.7%
Energy & Materials	3.5%
Cash, Cash Equivalents, & Other Net Assets	1.2%
Total	100.0%

Top 10 Holdings (as a % of Net Assets)*
Knight-Swift Transportation Holdings, Inc.	2.2%
First Republic Bank	1.5%
Dino Polska SA	1.4%
Bank of NT Butterfield & Son, Ltd.	1.3%
Fastenal Co.	1.2%
Wix.com, Ltd.	1.2%
Goosehead Insurance, Inc.	1.1%
SVB Financial Group	1.0%
WNS Holdings, Ltd.	1.0%
Parex Resources, Inc.	0.9%
Total	12.8%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

18	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Stalwarts Fund	Performance Update

October 31, 2018 (Unaudited)

Annualized Total Return Performance for the periods ended October 31, 2018

			Since	Expense Ratio(b)
	6 Months	1 Year	Inception(a)	Gross	Net(c)
Grandeur Peak Global Stalwarts – Investor (GGSOX)	-11.29%	-4.77%	10.15%	1.35%	1.35%
Grandeur Peak Global Stalwarts – Institutional (GGSYX)	-11.16%	-4.54%	10.43%	1.10%	1.10%
Russell Global SMid Index(d)	-8.46%	-4.48%	8.47%
MSCI All Country World Mid Cap Index(e)	-7.67%	-3.22%	8.22%
MSCI All Country World Small Cap Index(f)	-7.51%	-3.38%	9.41%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. The Fund imposes a 2.00% redemption fee on shares held for less than 60 days. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-855-377-PEAK (7325).

The table does not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested.

Returns for periods less than 1 year are cumulative.

(a)	Fund inception date of September 1, 2015.

(b)	Ratios as of the Prospectus dated August 31, 2018 and may differ from the ratios presented in the Financial Highlights.

(c)	Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/ Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.35% and 1.10% of the Fund’s average daily net assets for the Fund’s Investor Class Shares and Institutional Class Shares, respectively. This agreement is in effect through August 31, 2019. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through this agreement to the extent that a Fund’s expenses in later periods fall below annual rates set forth in the Expense Agreement; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than three years after the date on which the fee and expenses was deferred. This agreement may not be terminated or modified prior to August 31, 2019 except with the approval of the Fund’s Board of Trustees.

(d)	The Russell Global SMid Index is designed to measure the equity market performance of small and mid-cap companies across developed and emerging markets globally. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

(e)	The MSCI ACWI Mid Cap Index is replacing the Russell Global SMid Index as the Fund’s primary index. The MSCI ACWI Mid Cap Index is designed to measure the equity market performance of performance of mid-cap companies across developed and emerging markets globally. The Adviser made this recommendation to the Board because the Russell indices are being decommissioned and the Advisor believes the MSCI index most closely aligns to the Fund’s investment strategies and investment restrictions. Information on both indices will be shown for a one-year transition period. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used to create indices or financial products. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

(f)	The MSCI ACWI Small Cap Index is designed to measure the equity market performance of small-cap companies across developed and emerging markets globally. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

Semi-Annual Report | October 31, 2018	19

Grandeur Peak Global Stalwarts Fund	Performance Update

October 31, 2018 (Unaudited)

Growth of $10,000 for the period ended October 31, 2018

The graphs shown above represent a hypothetical investment of $10,000 in the Fund’s Investor Class shares for the period from inception to October 31, 2018. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that an investor would pay on distributions or redemptions.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

The Fund also offers Institutional Class shares, performance for which is not reflected in the graphs above. The performance of Institutional Class shares may be higher or lower than the performance of the Investor Class shares shown in the graphs above based upon differences in fees paid by shareholders investing in the Investor Class shares and Institutional Class shares.

20	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Stalwarts Fund	Performance Update

October 31, 2018 (Unaudited)

Regional Allocation (as a % of Net Assets)*
North America	36.8%
Europe	28.3%
Asia ex Japan	16.4%
Japan	7.3%
Latin America	3.8%
Africa/Middle East	1.5%
Australia/New Zealand	0.4%
Cash, Cash Equivalents, & Other Net Assets	5.5%
Total	100.0%

Industry Sector Allocation (as a % of Net Assets)*
Financials	24.8%
Consumer	20.2%
Industrials	19.3%
Technology	16.3%
Health Care	10.8%
Energy & Materials	3.1%
Cash, Cash Equivalents, & Other Net Assets	5.5%
Total	100.0%

Top 10 Holdings (as a % of Net Assets)*
First Republic Bank	3.2%
Knight-Swift Transportation Holdings, Inc.	3.0%
Stantec, Inc.	2.3%
Vitasoy International Holdings, Ltd.	2.0%
B&M European Value Retail SA	1.9%
Fastenal Co.	1.8%
St James's Place PLC	1.7%
Nihon M&A Center, Inc.	1.7%
Monro, Inc.	1.6%
MarketAxess Holdings, Inc.	1.6%
Total	20.8%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

Semi-Annual Report | October 31, 2018	21

Grandeur Peak International Opportunities Fund	Performance Update

October 31, 2018 (Unaudited)

Annualized Total Return Performance for the periods ended October 31, 2018

					Since	Expense Ratio(b)
	6 Months	1 Year	3 Years	5 Years	Inception(a)	Gross	Net(c)
Grandeur Peak International Opportunities Fund – Investor (GPIOX)	-15.37%	-11.28%	6.65%	5.39%	11.39%	1.62%	1.62%
Grandeur Peak International Opportunities Fund – Institutional (GPIIX)	-15.05%	-10.83%	7.01%	5.67%	11.66%	1.37%	1.37%
Russell Global ex-U.S. Small Cap Index(d)	-14.99%	-10.46%	5.47%	3.09%	6.35%
MSCI All Country World Index ex USA Small Cap Index(e)	-14.21%	-9.39%	5.85%	3.73%	7.01%
MSCI All Country World IMI ex USA Index(f)	-11.54%	-8.01%	5.01%	2.32%	5.68%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. The Fund imposes a 2.00% redemption fee on shares held for less than 60 days. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-855-377-PEAK (7325).

The table does not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested.

Returns for periods less than 1 year are cumulative.

(a)	Fund inception date of October 17, 2011.

(b)	Ratios as of the Prospectus dated August 31, 2018 and may differ from the ratios presented in the Financial Highlights.

(c)	Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.75% and 1.50% of the Fund’s average daily net assets for the Fund’s Investor Class Shares and Institutional Class Shares, respectively. This agreement (the “Expense Agreement”) is in effect through August 31, 2019. The Adviser will be permitted to recover, on a class- by-class basis, expenses it has borne through the Expense Agreement to the extent that a Fund’s expenses in later periods fall below annual rates set forth in the Expense Agreement; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Funds will not be obligated to pay any such deferred fees and expenses more than three years after the date on which the fee and expenses was deferred. The Expense Agreement may not be terminated or modified prior to August 31, 2019 except with the approval of the Fund’s Board of Trustees.

(d)	The Russell Global ex-U.S. Small Cap Index is designed to measure the equity market performance of small-cap companies across developed and emerging markets globally, excluding the United States. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

(e)	The MSCI ACWI ex USA Small Cap Index is replacing the Russell Global ex-U.S. Small Cap Index as the Fund’s primary index. The MSCI ACWI ex USA Small Cap Index is designed to measure the equity market performance of small-cap companies across developed and emerging markets globally, excluding the United States. The Adviser made this recommendation to the Board because the Russell indices are being decommissioned and the Advisor believes the MSCI index most closely aligns to the Fund’s investment strategies and investment restrictions. Information on both indices will be shown for a one-year transition period. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used to create indices or financial products. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

(f)	The MSCI ACWI ex USA IMI Index is designed to measure the equity market performance of large, mid, and small-cap companies across developed and emerging markets globally, excluding the United States. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

22	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak International Opportunities Fund	Performance Update

October 31, 2018 (Unaudited)

Growth of $10,000 for the period ended October 31, 2018

The chart shown above represent a hypothetical investment of $10,000 in the Fund’s Investor Class shares for the period from inception to October 31, 2018. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that an investor would pay on distributions or redemptions.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

The Fund also offers Institutional Class shares, performance for which is not reflected in the graphs above. The performance of Institutional Class shares may be higher or lower than the performance of the Investor Class shares shown in the graphs above based upon differences in fees paid by shareholders investing in the Investor Class shares and Institutional Class shares.

Semi-Annual Report | October 31, 2018	23

Grandeur Peak International Opportunities Fund	Performance Update

October 31, 2018 (Unaudited)

Regional Allocation (as a % of Net Assets)*
Europe	37.9%
Asia ex Japan	25.5%
North America	10.0%
Japan	10.6%
Latin America	4.1%
Africa/Middle East	3.3%
Australia/New Zealand	2.5%
Cash, Cash Equivalents, & Other Net Assets	6.1%
Total	100.0%

Industry Sector Allocation (as a % of Net Assets)*
Financials	22.1%
Industrials	20.6%
Consumer	18.2%
Technology	16.8%
Health Care	12.6%
Energy & Materials	3.6%
Cash, Cash Equivalents, & Other Net Assets	6.1%
Total	100.0%

Top 10 Holdings (as a % of Net Assets)*
Sbanken ASA	1.3%
EPAM Systems, Inc.	1.3%
Wix.com, Ltd.	1.2%
WNS Holdings, Ltd.	1.2%
Create SD Holdings Co., Ltd.	1.2%
Wirecard AG	1.2%
FirstCash, Inc.	1.1%
Stantec, Inc.	1.1%
Dechra Pharmaceuticals PLC	1.1%
B&M European Value Retail SA	1.0%
Total	11.7%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

24	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak International Stalwarts Fund	Performance Update

October 31, 2018 (Unaudited)

Annualized Total Return Performance for the periods ended October 31, 2018

	6 Months	1 Year	Since Inception(a)	Expense Ratio(b)
				Gross	Net(c)
Grandeur Peak International Stalwarts – Investor	-13.46%	-7.37%	10.30%	1.19%	1.19%
Grandeur Peak International Stalwarts – Institutional	-13.36%	-7.15%	10.55%	0.94%	0.94%
Russell Global ex-U.S. SMid Cap Index(d)	-13.30%	-9.10%	6.98%
MSCI All Country World ex USA Mid Cap Index(e)	-12.30%	-8.29%	6.42%
MSCI All Country World ex USA Small Index(f)	-14.21%	-9.39%	7.15%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. The Fund imposes a 2.00% redemption fee on shares held for less than 60 days. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-855-377-PEAK (7325).

The table does not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested.

Returns for periods less than 1 year are cumulative.

(a)	Fund inception date of September 1, 2015.

(b)	Ratios as of the Prospectus dated August 31, 2018 and may differ from the ratios presented in the Financial Highlights.

(c)	Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/ Expense Reimbursements (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.35% and 1.10% of the Fund’s average daily net assets for the Fund’s Investor Class Shares and Institutional Class Shares, respectively. This agreement is in effect through August 31, 2019. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through this agreement to the extent that a Fund’s expenses in later periods fall below annual rates set forth in the Expense Agreement; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Funds will not be obligated to pay any such deferred fees and expenses more than three years after the date on which the fee and expenses was deferred This agreement may not be terminated or modified prior to August 31, 2019 except with the approval of the Fund’s Board of Trustees.

(d)	The Russell Global ex-US SMid Cap Index is constructed to provide a comprehensive and unbiased barometer for the small- and mid-cap (SMid) segments excluding companies assigned to the United States. The Russell Global ex-US SMid Cap Index is reconstituted annually to accurately reflect the changes in the market over time. The Index is not actively managed and does not reflect any deductions for fees, expenses, or taxes. An investor may not invest directly in the Index. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

(e)	The MSCI ACWI ex USA Mid Cap Index is replacing the Russell Global ex-US SMid Cap Index as the Fund’s primary index. The MSCI ACWI ex USA Mid Cap Index is designed to measure the equity market performance of midcap companies across developed and emerging markets globally, excluding the United States. The Adviser made this recommendation to the Board because the Russell indices are being decommissioned and the Advisor believes the MSCI index most closely aligns to the Fund’s investment strategies and investment restrictions. Information on both indices will be shown for a one-year transition period. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used to create indices or financial products. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

(f)	The MSCI ACWI ex USA Small Cap Index is designed to measure the equity market performance of small-cap companies across developed and emerging markets globally, excluding the United States. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

Semi-Annual Report | October 31, 2018	25

Grandeur Peak International Stalwarts Fund	Performance Update

October 31, 2018 (Unaudited)

Growth of $10,000 for the period ended October 31, 2018

The chart shown above represent a hypothetical investment of $10,000 in the Fund’s Investor Class shares for the period from inception to October 31, 2018. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that an investor would pay on distributions or redemptions.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

The Fund also offers Institutional Class shares, performance for which is not reflected in the graphs above. The performance of Institutional Class shares may be higher or lower than the performance of the Investor Class shares shown in the graphs above based upon differences in fees paid by shareholders investing in the Investor Class shares and Institutional Class shares.

26	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak International Stalwarts Fund	Performance Update

October 31, 2018 (Unaudited)

Regional Allocation (as a % of Net Assets)*
Europe	38.9%
Asia ex Japan	21.5%
North America	15.2%
Japan	10.0%
Latin America	5.3%
Africa/Middle East	1.9%
Australia/New Zealand	0.9%
Cash, Cash Equivalents, & Other Net Assets	6.3%
Total	100.0%

Industry Sector Allocation (as a % of Net Assets)*
Financials	23.1%
Consumer	22.1%
Industrials	18.5%
Technology	14.6%
Health Care	12.2%
Energy & Materials	3.2%
Cash, Cash Equivalents, & Other Net Assets	6.3%
Total	100.0%

Top 10 Holdings (as a % of Net Assets)*
Stantec, Inc.	2.8%
Vitasoy International Holdings, Ltd.	2.3%
B&M European Value Retail SA	2.3%
Nihon M&A Center, Inc.	2.2%
St James's Place PLC	2.1%
Aalberts Industries NV	1.8%
Dechra Pharmaceuticals PLC	1.7%
EPAM Systems, Inc.	1.7%
MISUMI Group, Inc.	1.6%
Lululemon Athletica, Inc.	1.6%
Total	20.1%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

Semi-Annual Report | October 31, 2018	27

Grandeur Peak Funds®	Disclosure of Fund Expenses

October 31, 2018 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of May 1, 2018 through of October 31, 2018.

Actual Expenses The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

28	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Funds®	Disclosure of Fund Expenses

October 31, 2018 (Unaudited)

	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expense Ratio(a)	Expenses Paid During period May 1, 2018 - October 31, 2018(b)
Grandeur Peak Emerging Markets Opportunities Fund
Investor Class
Actual	$1,000.00	$798.50	1.77%	$8.02
Hypothetical (5% return before expenses)	$1,000.00	$1,016.28	1.77%	$9.00
Institutional Class
Actual	$1,000.00	$799.50	1.53%	$6.94
Hypothetical (5% return before expenses)	$1,000.00	$1,017.49	1.53%	$7.78
Grandeur Peak Global Micro Cap Fund
Institutional Class
Actual	$1,000.00	$881.10	2.00%	$9.48
Hypothetical (5% return before expenses)	$1,000.00	$1,015.12	2.00%	$10.16
Grandeur Peak Global Opportunities Fund
Investor Class
Actual	$1,000.00	$883.50	1.55%	$7.36
Hypothetical (5% return before expenses)	$1,000.00	$1,017.39	1.55%	$7.88
Institutional Class
Actual	$1,000.00	$882.50	1.31%	$6.22
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	1.31%	$6.67
Grandeur Peak Global Reach Fund
Investor Class
Actual	$1,000.00	$886.90	1.51%	$7.18
Hypothetical (5% return before expenses)	$1,000.00	$1,017.59	1.51%	$7.68
Institutional Class
Actual	$1,000.00	$887.80	1.27%	$6.04
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	1.27%	$6.46
Grandeur Peak Global Stalwarts Fund
Investor Class
Actual	$1,000.00	$887.10	1.27%	$6.04
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	1.27%	$6.46
Institutional Class
Actual	$1,000.00	$888.40	1.03%	$4.90
Hypothetical (5% return before expenses)	$1,000.00	$1,020.01	1.03%	$5.24
Grandeur Peak International Opportunities Fund
Investor Class
Actual	$1,000.00	$846.30	1.56%	$7.26
Hypothetical (5% return before expenses)	$1,000.00	$1,017.34	1.56%	$7.93
Institutional Class
Actual	$1,000.00	$849.50	1.31%	$6.11
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	1.31%	$6.67
Grandeur Peak International Stalwarts Fund
Investor Class
Actual	$1,000.00	$865.40	1.18%	$5.55
Hypothetical (5% return before expenses)	$1,000.00	$1,019.26	1.18%	$6.01
Institutional Class
Actual	$1,000.00	$866.40	0.93%	$4.38
Hypothetical (5% return before expenses)	$1,000.00	$1,020.52	0.93%	$4.74

(a)	The Fund's expense ratios have been annualized based on the Fund's most recent fiscal half-year expenses.

(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year 184/365 (to reflect the half-year period).

Semi-Annual Report | October 31, 2018	29

Grandeur Peak Emerging Markets Opportunities Fund	Portfolio of Investments

October 31, 2018 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (86.97%)
Argentina (1.30%)
Despegar.com Corp.(a)	139,525	$2,242,167
Globant SA(a)	60,502	3,114,643
		5,356,810

Bangladesh (1.16%)
Olympic Industries, Ltd.	272,639	710,243
Square Pharmaceuticals, Ltd.	1,274,822	4,061,191
		4,771,434

Brazil (4.72%)
Arco Platform, Ltd., Class A(a)	23,025	490,663
Fleury SA	1,337,200	7,506,142
Hypera SA	373,200	2,965,343
M Dias Branco SA	218,700	2,589,845
Pagseguro Digital, Ltd., Class A(a)	117,850	3,180,772
Raia Drogasil SA	161,900	2,737,704
StoneCo, Ltd.(a)	1,000	28,690
		19,499,159

China (14.19%)
51job, Inc., ADR(a)	55,225	3,391,367
58.com, Inc., ADR(a)	41,750	2,738,382
AK Medical Holdings, Ltd.(b)(c)	3,187,000	1,936,093
Alibaba Group Holding, Ltd., Sponsored ADR(a)	18,900	2,689,092
ANTA Sports Products, Ltd.	644,000	2,658,781
BBI Life Sciences Corp.(c)	9,968,500	3,214,311
China Medical System Holdings, Ltd.	5,783,000	6,907,471
CSPC Pharmaceutical Group, Ltd.	1,320,000	2,812,666
Ctrip.com International, Ltd., ADR(a)	81,725	2,719,808
Essex Bio-technology, Ltd.	4,604,000	2,994,204
Hangzhou Robam Appliances Co., Ltd., Class A(a)	365,200	1,107,848
Hangzhou Tigermed Consulting Co., Ltd., Class A(a)	158,000	971,727
HUYA, Inc., ADR(a)	46,402	803,683
JD.com, Inc., ADR(a)	98,150	2,308,488
Jiangsu Hengrui Medicine Co., Ltd., Class A(a)	124,000	1,100,922
Man Wah Holdings, Ltd.	3,743,400	1,727,378
O2Micro International, Ltd., ADR(a)	462,244	748,835
On-Bright Electronics, Inc.	578,941	3,228,542
Shanghai Haohai Biological Technology Co., Ltd., Class H(b)(c)	554,100	2,903,227
Silergy Corp.	319,422	4,069,577
Tencent Holdings, Ltd.	58,900	2,017,871
	Shares	Value (Note 2)
China (continued)
Wuxi Biologics Cayman, Inc.(a)(b)(c)	234,000	$1,674,257
Yum China Holdings, Inc.	107,825	3,890,326
		58,614,856

Colombia (1.88%)
Amerisur Resources PLC(a)	7,380,422	1,018,836
Gran Tierra Energy, Inc.(a)	684,525	2,087,801
Parex Resources, Inc.(a)	320,431	4,666,081
		7,772,718

Egypt (1.67%)
African Export-Import Bank, GDR	500,000	1,730,000
Commercial International Bank Egypt SAE	374,454	1,677,729
Integrated Diagnostics Holdings PLC(b)(c)	371,100	1,280,295
Obour Land For Food Industries	2,116,943	2,185,460
		6,873,484

Georgia (2.82%)
Bank of Georgia Group PLC	185,712	3,701,661
Georgia Capital PLC(a)	122,812	1,836,648
Georgia Healthcare Group PLC(a)(b)(c)	356,781	1,095,427
TBC Bank Group PLC	232,132	5,014,422
		11,648,158

Greece (1.69%)
JUMBO SA	151,000	2,198,597
Sarantis SA	603,670	4,787,910
		6,986,507

Hong Kong (5.03%)
International Housewares Retail Co., Ltd.	7,672,000	1,617,882
Jacobson Pharma Corp., Ltd.(c)	5,020,000	1,035,668
Plover Bay Technologies, Ltd.(c)	8,956,000	1,294,036
TK Group Holdings, Ltd.	6,055,000	3,223,780
Value Partners Group, Ltd.	9,436,800	7,038,166
Vitasoy International Holdings, Ltd.	2,060,900	6,569,960
		20,779,492

India (10.39%)
Alkem Laboratories, Ltd.	105,385	2,725,656
Bajaj Finance, Ltd.	171,500	5,518,171
Byke Hospitality, Ltd.	981,000	995,082
City Union Bank, Ltd.	1,202,575	2,768,377
Control Print, Ltd.	255,504	1,214,043
Cyient, Ltd.	597,595	5,026,141
Dr Lal PathLabs, Ltd.(b)(c)	218,500	2,603,597

See Notes to Financial Statements

30	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Emerging Markets Opportunities Fund	Portfolio of Investments

October 31, 2018 (Unaudited)

	Shares	Value (Note 2)
India (continued)
HDFC Asset Management Co., Ltd.(a)(b)(c)	46,000	$871,229
Indiabulls Housing Finance, Ltd.	146,000	1,646,741
Kellton Tech Solutions, Ltd.(a)	1,096,298	440,533
Kovai Medical Center and Hospital	75,083	833,330
L&T Technology Services, Ltd.(b)(c)	88,540	2,034,570
Thyrocare Technologies, Ltd.(b)(c)	73,644	557,948
Time Technoplast, Ltd.	2,390,721	3,646,183
Vaibhav Global, Ltd.(a)	231,319	2,315,380
WNS Holdings, Ltd., ADR(a)	162,486	8,155,172
Yes Bank, Ltd.	609,000	1,548,824
		42,900,977

Indonesia (3.58%)
Ace Hardware Indonesia Tbk PT	26,553,000	2,395,002
Arwana Citramulia Tbk PT	45,188,500	1,130,564
Bekasi Fajar Industrial Estate Tbk PT	52,350,600	482,436
Hexindo Adiperkasa Tbk PT	3,557,100	666,847
Indonesia Pondasi Raya Tbk PT	14,738,400	797,256
Link Net Tbk PT	7,350,500	2,121,400
Panin Sekuritas Tbk PT	7,155,500	639,587
Sarana Menara Nusantara Tbk PT	35,494,500	1,130,245
Selamat Sempurna Tbk PT	38,902,900	3,775,446
Ultrajaya Milk Industry & Trading Co. Tbk PT	20,171,600	1,643,290
		14,782,073

Kenya (0.68%)
Safaricom PLC	12,390,800	2,810,439

Malaysia (1.80%)
AEON Credit Service M Bhd	1,224,400	4,422,914
My EG Services Bhd	2,607,900	749,917
Mynews Holdings Bhd	2,292,100	795,524
Scicom MSC Bhd	3,685,500	1,480,084
		7,448,439

Mexico (1.86%)
Credito Real SAB de CV SOFOM ER	890,354	1,013,377
Grupo Herdez SAB de CV	1,230,766	2,281,188
Regional SAB de CV	649,900	3,201,629
Unifin Financiera SAB de CV SOFOM ENR	633,021	1,186,374
		7,682,568

	Shares	Value (Note 2)
Oman (0.67%)
Tethys Oil AB	287,923	$2,763,391

Pakistan (0.62%)
Akzo Nobel Pakistan, Ltd.	496,500	556,778
Meezan Bank, Ltd.	2,649,152	1,985,359
		2,542,137

Peru (2.12%)
Alicorp SAA	1,439,086	4,161,675
Credicorp, Ltd.	20,325	4,587,556
		8,749,231

Philippines (4.65%)
Concepcion Industrial Corp.	1,704,792	1,210,767
Holcim Philippines, Inc.	6,363,500	767,464
Pepsi-Cola Products Philippines, Inc.	13,744,000	425,335
Philippine Seven Corp.	917,000	1,799,552
Puregold Price Club, Inc.	3,620,100	2,750,002
Robinsons Land Corp.	7,151,762	2,811,212
Robinsons Retail Holdings, Inc.	1,675,000	2,372,956
Security Bank Corp.	1,375,980	3,718,524
Wilcon Depot, Inc.	15,904,900	3,364,949
		19,220,761

Poland (2.69%)
CCC SA	30,600	1,330,938
Dino Polska SA(a)(b)(c)	330,313	7,258,275
LiveChat Software SA	239,800	1,601,797
PGS Software SA	426,467	900,247
		11,091,257

Russia (0.48%)
MD Medical Group
Investments PLC, GDR(c)	89,732	529,419
TCS Group Holding PLC, GDR(c)	86,700	1,439,220
		1,968,639
South Africa (3.44%)
ARB Holdings, Ltd.	1,134,108	430,504
Capitec Bank Holdings, Ltd.	23,200	1,558,571
Cartrack Holdings, Ltd.	328,700	322,906
Cashbuild, Ltd.	77,300	1,413,171
City Lodge Hotels, Ltd.	57,892	513,652
Clicks Group, Ltd.	191,800	2,443,263
Interwaste Holdings, Ltd.	3,266,380	214,770
Italtile, Ltd.	2,942,072	2,578,613
Shoprite Holdings, Ltd.	83,700	1,021,825
Transaction Capital, Ltd.	3,071,128	3,697,220
		14,194,495

South Korea (5.10%)
BGF retail Co., Ltd.	14,174	2,096,874
Hanssem Co., Ltd.	17,500	752,499

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2018	31

Grandeur Peak Emerging Markets Opportunities Fund	Portfolio of Investments

October 31, 2018 (Unaudited)

	Shares	Value (Note 2)
South Korea (continued)
Hy-Lok Corp.	18,500	$371,618
ISC Co., Ltd.	112,752	903,222
Koh Young Technology, Inc.	22,244	1,762,565
LEENO Industrial, Inc.	68,200	3,588,868
LG Household & Health Care, Ltd.	4,825	4,437,095
Medy-Tox, Inc.	5,230	2,142,563
NAVER Corp.	27,560	2,775,412
Vitzrocell Co., Ltd.(a)	245,269	2,209,322
		21,040,038

Sri Lanka (0.32%)
Royal Ceramics Lanka PLC	2,965,133	1,332,996

Switzerland (0.23%)
Wizz Air Holdings PLC(a)(b)(c)	29,200	957,731

Taiwan (6.58%)
ASPEED Technology, Inc.	59,929	883,102
Bioteque Corp.	588,000	1,589,928
Gourmet Master Co., Ltd.	276,760	1,678,592
I Yuan Precision Ind Co., Ltd.	430,000	790,306
LandMark Optoelectronics Corp.	210,000	1,395,791
Materials Analysis Technology, Inc.	501,000	678,065
Poya International Co., Ltd.	292,000	2,544,682
Rafael Microelectronics, Inc.	262,000	835,692
Sinmag Equipment Corp.	1,075,502	4,329,097
Sporton International, Inc.	1,054,760	3,930,537
Tehmag Foods Corp.	145,200	914,535
Test Research, Inc.	1,626,000	2,261,440
TSC Auto ID Technology Co., Ltd.	208,000	1,158,096
TTFB Co., Ltd.	179,000	1,292,800
Voltronic Power Technology Corp.	178,000	2,881,199
		27,163,862

Thailand (1.70%)
Beauty Community PCL	4,010,000	1,212,416
Muangthai Capital PCL	2,120,000	3,345,219
TOA Paint Thailand PCL	2,428,000	2,477,282
		7,034,917

Turkey (0.64%)
Aselsan Elektronik Sanayi Ve Ticaret AS	144,900	655,955
DP Eurasia NV(a)(b)(c)	1,347,000	1,997,215
		2,653,170

United Arab Emirates (0.40%)
Aramex PJSC	1,536,272	1,652,063
	Shares	Value (Note 2)
United States (1.30%)
FirstCash, Inc.	66,970	$5,384,388

Vietnam (3.26%)
FPT Corp.	820,556	1,478,668
Ho Chi Minh City Development Joint Stock Commercial Bank	2,240,203	3,153,494
Lix Detergent JSC	437,310	915,783
Vietnam Dairy Products JSC	998,575	4,982,138
Vietnam Technological & Commercial Joint Stock Bank(a)	2,542,629	2,947,087
		13,477,170

TOTAL COMMON STOCKS
(Cost $366,612,880)		359,153,360

	Principal Amount	Value (Note 2)
CORPORATE BONDS (0.18%)
Malaysia (0.18%)
AEON Credit Service M Bhd
3.50%, 09/15/2020	$2,260,800	$759,093

TOTAL CORPORATE BONDS
(Cost $537,071)		759,093

TOTAL INVESTMENTS (87.15%)
(Cost $367,149,951)		$359,912,453

Other Assets In Excess Of Liabilities (12.85%)		53,074,040

NET ASSETS (100.00%)		$412,986,493

See Notes to Financial Statements

32	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Emerging Markets Opportunities Fund	Portfolio of Investments

October 31, 2018 (Unaudited)

(a)	Non-Income Producing Security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2018, these securities had a total aggregate market value of $25,169,864 representing 6.09% of net assets.

(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of October 31, 2018, the aggregate market value of those securities was $32,682,518, representing 7.91% of net assets.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2018	33

Grandeur Peak Global Micro Cap Fund	Portfolio of Investments

October 31, 2018 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (96.48%)
Australia (8.73%)
Australian Ethical Investment, Ltd.	415	$48,523
Class, Ltd.	122,533	159,895
Fiducian Group, Ltd.	241,628	712,868
HUB24, Ltd.	21,200	172,876
Kogan.com, Ltd.	191,633	387,177
Lycopodium, Ltd.	89,026	287,263
Mainstream Group Holdings, Ltd.	988,086	454,813
National Storage REIT	339,959	410,763
National Veterinary Care, Ltd.	334,500	516,619
		3,150,797
Brazil (0.09%)
Arco Platform, Ltd., Class A(a)	1,475	31,432

Britain (11.90%)
AB Dynamics PLC	8,532	126,481
Arrow Global Group PLC	31,219	76,226
City of London Investment Group PLC	37,697	181,651
Clipper Logistics PLC	105,400	350,278
Curtis Banks Group PLC	64,879	232,199
dotdigital group PLC	152,400	163,425
Horizon Discovery Group PLC(a)	42,400	108,391
Impax Asset Management Group PLC	146,541	429,874
JTC PLC(b)(c)	81,500	348,981
K3 Capital Group PLC	77,133	249,436
LoopUp Group PLC(a)	89,733	381,367
Morses Club PLC	78,838	141,142
On the Beach Group PLC(b)(c)	51,200	280,119
Oxford Immunotec Global PLC(a)	17,467	269,166
Premier Asset Management Group PLC	59,900	165,379
River & Mercantile Group PLC	61,300	227,612
RPS Group PLC	27,795	55,707
Tracsis PLC	19,300	138,156
Volution Group PLC	79,200	175,134
XPS Pensions Group PLC(c)	90,680	194,385
		4,295,109

Canada (0.47%)
Biosyent, Inc.(a)	23,793	168,627

China (3.46%)
BBI Life Sciences Corp.(c)	1,555,000	501,405
Essex Bio-technology, Ltd.	329,000	213,965
Hop Hing Group Holdings, Ltd.	6,984,000	133,862
O2Micro International, Ltd., ADR(a)	142,325	230,566
	Shares	Value (Note 2)
China (continued)
On-Bright Electronics, Inc.	30,572	$170,489
		1,250,287
Colombia (0.47%)
Amerisur Resources PLC(a)	1,240,600	171,259

Egypt (0.53%)
Obour Land For Food Industries	186,387	192,420

Finland (0.26%)
Siili Solutions Oyj	10,200	93,334

France (1.51%)
Esker SA	3,500	234,826
Neurones	3,900	92,242
Thermador Groupe	4,074	218,935
		546,003

Georgia (1.22%)
Georgia Healthcare Group PLC(a)(b)(c)	50,204	154,142
TBC Bank Group PLC	13,187	284,860
		439,002

Germany (1.17%)
FinTech Group AG(a)	6,400	162,788
Marley Spoon AG(a)	150,636	90,672
Nexus AG	6,200	169,241
		422,701

Greece (1.17%)
Sarantis SA	53,400	423,533

Hong Kong (3.16%)
International Housewares Retail Co., Ltd.	832,000	175,453
Jacobson Pharma Corp., Ltd.(c)	775,000	159,889
Plover Bay Technologies, Ltd.(c)	3,899,000	563,360
TK Group Holdings, Ltd.	457,000	243,314
		1,142,016

India (4.67%)
Byke Hospitality, Ltd.	196,779	199,604
Control Print, Ltd.	18,500	87,904
Cyient, Ltd.	23,640	198,827
Kellton Tech Solutions, Ltd.(a)	98,464	39,567
Kovai Medical Center and Hospital	22,618	251,032
Poly Medicure, Ltd.	12,837	38,736
TCI Express, Ltd.	51,000	407,637
Thyrocare Technologies, Ltd.(b)(c)	5,890	44,624

See Notes to Financial Statements.

34	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Micro Cap Fund	Portfolio of Investments

October 31, 2018 (Unaudited)

	Shares	Value (Note 2)
India (continued)
Time Technoplast, Ltd.	141,015	$215,068
Vaibhav Global, Ltd.(a)	20,170	201,891
		1,684,890

Indonesia (2.56%)
Arwana Citramulia Tbk PT	7,920,100	198,152
Astra Graphia Tbk PT	240,100	21,242
BFI Finance Indonesia Tbk PT	5,268,300	183,797
Hexindo Adiperkasa Tbk PT	917,000	171,909
Selamat Sempurna Tbk PT	3,592,000	348,596
		923,696

Ireland (0.68%)
Hostelworld Group PLC(b)(c)	43,487	109,392
Irish Residential Properties REIT PLC	84,300	135,776
		245,168

Italy (0.34%)
Piovan SpA(a)(b)(c)	12,488	124,472

Japan (11.22%)
AIT Corp.	19,600	184,027
Amiyaki Tei Co., Ltd.	2,200	77,472
Anshin Guarantor Service Co., Ltd.	19,200	49,252
Arcland Service Holdings Co., Ltd.	8,000	163,983
Atrae, Inc.(a)	6,900	123,068
Central Automotive Products, Ltd.	16,500	224,630
eGuarantee, Inc.	22,000	205,432
Future Corp.	18,900	257,235
M&A Capital Partners Co., Ltd.(a)	14,400	708,108
MarkLines Co., Ltd.	22,100	303,651
Naigai Trans Line, Ltd.	25,300	363,191
Open Door, Inc.(a)	6,700	159,076
Quick Co., Ltd.	6,000	96,638
Silver Life Co., Ltd.(a)	3,700	151,643
Synchro Food Co., Ltd.(a)	29,400	204,487
Syuppin Co., Ltd.	12,100	150,942
Trancom Co., Ltd.	2,700	154,597
Vega Corp. Co., Ltd.(a)	27,500	261,891
Yakuodo Co., Ltd.	6,800	210,221
		4,049,544

Malaysia (1.68%)
AEON Credit Service M Bhd	64,950	234,620
Mynews Holdings Bhd	781,000	271,063
Scicom MSC Bhd	251,600	101,042
		606,725
	Shares	Value (Note 2)
Netherlands (0.97%)
Shop Apotheke Europe NV(a)(b)	6,875	$349,631

New Zealand (0.69%)
CBL Corp., Ltd.(a)(d)	159,993	24,013
Restaurant Brands New Zealand, Ltd.	40,364	226,263
		250,276

Norway (6.38%)
Infront ASA	155,600	479,916
Medistim ASA	25,862	217,583
Multiconsult ASA(b)(c)	22,900	154,706
Sbanken ASA(b)(c)	57,900	576,658
Self Storage Group ASA(a)	202,748	383,216
Webstep AS(b)(c)	145,752	491,039
		2,303,118
Oman (0.92%)
Tethys Oil AB	34,717	333,202

Philippines (1.54%)
Concepcion Industrial Corp.	78,770	55,944
Pryce Corp.	4,740,000	498,892
		554,836

Poland (0.64%)
LiveChat Software SA	18,500	123,575
PGS Software SA	51,047	107,757
		231,332

Singapore (0.47%)
Riverstone Holdings, Ltd./Singapore	197,800	170,209

South Africa (1.23%)
ARB Holdings, Ltd.	400,143	151,893
Cartrack Holdings, Ltd.	19,600	19,254
Cashbuild, Ltd.	8,400	153,566
Trellidor Holdings, Ltd.	344,300	121,360
		446,073

South Korea (0.70%)
LEENO Industrial, Inc.	4,800	252,589

Sri Lanka (0.28%)
Royal Ceramics Lanka PLC	224,570	100,957

Sweden (3.77%)
Absolent Group AB	6,876	180,331
Bufab AB	10,821	109,544
HIQ International AB(a)	5,412	30,417
KNOW IT AB	19,150	372,416
OEM International AB	2,885	66,084
SwedenCare AB(a)	44,878	277,571

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2018	35

Grandeur Peak Global Micro Cap Fund	Portfolio of Investments

October 31, 2018 (Unaudited)

	Shares	Value (Note 2)
Sweden (continued)
Vitec Software Group AB, Class B	35,500	$325,043
		1,361,406

Taiwan (5.27%)
Bioteque Corp.	69,000	186,573
FineTek Co., Ltd.	5,000	11,726
Materials Analysis Technology, Inc.	48,045	65,025
Poya International Co., Ltd.	46,000	400,875
Rafael Microelectronics, Inc.	32,000	102,069
RiTdisplay Corp.	69,390	152,696
Sinmag Equipment Corp.	35,190	141,646
Sporton International, Inc.	74,725	278,461
Tai Shing Electronics Components Corp.	16,000	26,626
Tehmag Foods Corp.	30,300	190,843
TSC Auto ID Technology Co., Ltd.	27,000	150,330
TTFB Co., Ltd.	27,000	195,003
		1,901,873
Thailand (0.35%)
WICE Logistics PCL	961,000	127,394

Turkey (0.72%)
DP Eurasia NV(a)(b)(c)	174,800	259,178

United States (15.35%)
Aratana Therapeutics, Inc.(a)	31,500	187,110
Coastal Financial Corp.(a)	12,400	202,492
DXP Enterprises, Inc.(a)	12,925	410,756
Esquire Financial Holdings, Inc.(a)	32,060	768,799
First of Long Island Corp.	6,425	129,849
GBGI, Ltd.	192,500	207,915
Goosehead Insurance, Inc., Class A(a)	6,450	221,106
Hackett Group, Inc.	18,175	372,042
Heska Corp.(a)	10,000	1,002,200
Hingham Institution for Savings	2,315	471,334
I3 Verticals, Inc., Class A(a)	2,150	46,204
Kinsale Capital Group, Inc.	2,725	162,710
LGI Homes, Inc.(a)	2,900	124,091
NV5 Global, Inc.(a)	1,925	150,285
Resources Connection, Inc.	9,450	154,224
Seacoast Commerce Banc Holdings	15,325	339,449
SI-BONE, Inc.(a)	4,250	79,688
STAAR Surgical Co.(a)	8,300	332,913
Transcat, Inc.(a)	8,616	178,437
		5,541,604
	Shares	Value (Note 2)
Vietnam (1.91%)
Lix Detergent JSC	208,790	$437,233
Taisun Int'l Holding Corp.	67,000	251,779
		689,012

TOTAL COMMON STOCKS
(Cost $32,277,225)		34,833,705

	Principal Amount	Value (Note 2)
CORPORATE BONDS (0.54%)
Germany (0.42%)
publity AG
3.50%, 11/17/2020	$150,000	$150,784

Malaysia (0.12%)
AEON Credit Service M Bhd
3.50%, 09/15/2020	129,900	43,616

TOTAL CORPORATE BONDS
(Cost $195,634)		194,400

TOTAL INVESTMENTS (97.02%)
(Cost $32,472,859)		$35,028,105

Other Assets In Excess Of Liabilities (2.98%)		1,074,223

NET ASSETS (100.00%)		$36,102,328

See Notes to Financial Statements.

36	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Micro Cap Fund	Portfolio of Investments

October 31, 2018 (Unaudited)

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2018, these securities had a total aggregate market value of $2,892,942 representing 8.01% of net assets.

(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of October 31, 2018, the aggregate market value of those securities was $3,962,350, representing 10.98% of net assets.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also footnote 2 to the financial statements for additional information.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2018	37

Grandeur Peak Global Opportunities Fund	Portfolio of Investments

October 31, 2018 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (97.53%)
Argentina (0.45%)
Globant SA(a)	59,025	$3,038,607

Australia (1.15%)
Class, Ltd.	974,499	1,271,636
Fiducian Group, Ltd.	141,400	417,168
Kogan.com, Ltd.	824,712	1,666,258
National Storage REIT	2,252,817	2,722,015
National Veterinary Care, Ltd.	1,105,146	1,706,845
		7,783,922

Austria (0.93%)
Palfinger AG	207,498	6,326,986

Bangladesh (0.33%)
Square Pharmaceuticals, Ltd.	703,385	2,240,769

Belgium (0.57%)
Melexis NV	59,193	3,893,068

Bermuda (0.66%)
Bank of NT Butterfield & Son, Ltd.	111,650	4,498,378

Brazil (1.17%)
Arco Platform, Ltd., Class A(a)	27,975	596,147
Fleury SA	885,200	4,968,918
Hypera SA	299,400	2,378,949
		7,944,014

Britain (12.66%)
Arrow Global Group PLC	607,739	1,483,897
Ascential PLC	968,100	4,657,199
B&M European Value Retail SA	1,445,800	7,693,476
boohoo Group PLC(a)	1,684,700	4,560,704
City of London Investment Group PLC	58,770	283,195
Clinigen Group PLC	331,376	3,828,600
Clipper Logistics PLC	483,500	1,606,827
Close Brothers Group PLC	132,522	2,489,051
Curtis Banks Group PLC	124,300	444,865
CVS Group PLC	347,817	3,732,250
Dechra Pharmaceuticals PLC	254,700	7,441,854
Diploma PLC	175,800	2,947,984
Endava PLC, ADR(a)	62,237	1,447,633
FDM Group Holdings PLC	148,200	1,627,199
Impax Asset Management Group PLC	195,254	572,772
Intertek Group PLC	47,700	2,858,012
JTC PLC(b)(c)	984,104	4,213,907
K3 Capital Group PLC	56,587	182,994
Metro Bank PLC(a)	101,300	2,874,702
On the Beach Group PLC(b)(c)	608,300	3,328,050
	Shares	Value (Note 2)
Britain (continued)
Oxford Immunotec Global PLC(a)	232,304	$3,579,805
Premier Asset Management Group PLC	420,400	1,160,688
River & Mercantile Group PLC	477,200	1,771,880
RPS Group PLC	1,938,739	3,885,658
Sabre Insurance Group PLC(b)(c)	1,004,400	3,389,299
Sanne Group PLC	644,314	4,611,952
Secure Trust Bank PLC	81,142	1,503,879
St James’s Place PLC	378,431	4,890,563
Ted Baker PLC	89,718	2,100,895
Volution Group PLC	291,700	645,033
		85,814,823

Canada (3.43%)
Biosyent, Inc.(a)	167,000	1,183,569
Cipher Pharmaceuticals, Inc.(a)	513,000	1,098,910
Gildan Activewear, Inc.	196,600	5,876,570
Richelieu Hardware, Ltd.	275,065	5,277,938
Ritchie Bros Auctioneers, Inc.	83,550	2,808,115
Stantec, Inc.	268,212	6,980,093
		23,225,195

China (3.54%)
BBI Life Sciences Corp.(c)	13,832,000	4,460,085
China Medical System Holdings, Ltd.	3,504,000	4,185,332
CSPC Pharmaceutical Group, Ltd.	1,815,000	3,867,416
Man Wah Holdings, Ltd.	4,374,200	2,018,458
O2Micro International, Ltd., ADR(a)	954,611	1,546,470
On-Bright Electronics, Inc.	709,181	3,954,843
Silergy Corp.	308,852	3,934,910
		23,967,514
Colombia (0.79%)
Amerisur Resources PLC(a)	1,883,500	260,009
Gran Tierra Energy, Inc.(a)	296,749	905,085
Parex Resources, Inc.(a)	287,500	4,186,543
		5,351,637
Egypt (0.07%)
Integrated Diagnostics Holdings PLC(b)(c)	131,600	454,020

France (1.65%)
Alten SA	30,081	2,901,167
Bureau Veritas SA	103,500	2,334,969
Esker SA	30,047	2,015,949
Infotel SA	12,620	543,174
Medicrea International(a)	88,751	165,232
Neurones	39,608	936,801

See Notes to Financial Statements.

38	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Opportunities Fund	Portfolio of Investments

October 31, 2018 (Unaudited)

	Shares	Value (Note 2)
France (continued)
Thermador Groupe	42,660	$2,292,526
		11,189,818
Georgia (0.96%)
Bank of Georgia Group PLC	111,900	2,230,421
Georgia Capital PLC(a)	114,900	1,718,324
TBC Bank Group PLC	118,171	2,552,682
		6,501,427
Germany (4.91%)
Aroundtown SA	428,300	3,549,161
Dermapharm Holding SE(a)	185,600	5,286,187
FinTech Group AG(a)	60,500	1,538,856
Grand City Properties SA	149,423	3,612,420
GRENKE AG	20,700	1,985,199
Nexus AG	115,924	3,164,363
Norma Group SE	104,068	5,618,829
PATRIZIA Immobilien AG	187,213	3,218,268
Wirecard AG	28,285	5,290,905
		33,264,188

Hong Kong (1.72%)
International Housewares Retail Co., Ltd.	11,258,000	2,374,102
Value Partners Group, Ltd.	7,593,000	5,663,021
Vitasoy International Holdings, Ltd.	1,135,483	3,619,816
		11,656,939
India (4.65%)
Alkem Laboratories, Ltd.	165,628	4,283,768
Bajaj Finance, Ltd.	200,250	6,443,229
Byke Hospitality, Ltd.	869,500	881,981
City Union Bank, Ltd.	553,952	1,275,220
Cyient, Ltd.	489,116	4,113,766
Indiabulls Housing Finance, Ltd.	118,500	1,336,567
Kellton Tech Solutions, Ltd.(a)	1,186,000	476,579
Kovai Medical Center and Hospital	25,501	283,030
L&T Technology Services, Ltd.(b)(c)	29,848	685,880
Poly Medicure, Ltd.	23,106	69,723
TCI Express, Ltd.	105,649	844,441
Thyrocare Technologies, Ltd.(b)(c)	26,000	196,984
Time Technoplast, Ltd.	1,488,705	2,270,482
WNS Holdings, Ltd., ADR(a)	138,025	6,927,475
Yes Bank, Ltd.	561,000	1,426,750
		31,515,875

Indonesia (1.69%)
Arwana Citramulia Tbk PT	59,516,800	1,489,041
Astra Graphia Tbk PT	3,242,900	286,907
Delfi, Ltd.	1,491,700	1,378,462
	Shares	Value (Note 2)
Indonesia (continued)
Link Net Tbk PT	3,945,800	$1,138,783
Panin Sekuritas Tbk PT	4,915,400	439,358
Selamat Sempurna Tbk PT	59,412,900	5,765,898
Ultrajaya Milk Industry & Trading Co. Tbk PT	11,829,000	963,656
		11,462,105

Ireland (0.40%)
Irish Residential Properties REIT PLC	1,704,246	2,744,908

Israel (0.73%)
Wix.com, Ltd.(a)	50,909	4,955,991

Italy (2.66%)
Brembo SpA	289,211	3,201,825
DiaSorin SpA	76,875	7,291,832
FinecoBank Banca Fineco SpA	324,812	3,394,815
Interpump Group SpA	122,576	3,536,328
Piovan SpA(a)(b)(c)	61,200	610,000
		18,034,800

Japan (8.91%)
AIT Corp.	365,500	3,431,724
Amiyaki Tei Co., Ltd.	5,800	204,244
Arcland Service Holdings Co., Ltd.	214,200	4,390,643
Cosmos Pharmaceutical Corp.	8,500	1,737,377
Create SD Holdings Co., Ltd.	265,400	6,723,147
Future Corp.	155,200	2,112,321
Japan Lifeline Co., Ltd.	354,800	5,172,643
M&A Capital Partners Co., Ltd.(a)	76,500	3,761,824
MISUMI Group, Inc.	228,100	4,571,306
Naigai Trans Line, Ltd.	69,100	991,958
Nihon M&A Center, Inc.	146,900	3,520,065
Open Door, Inc.(a)	85,100	2,020,502
Seria Co., Ltd.	119,600	4,012,470
Sundrug Co., Ltd.	85,500	3,106,975
Synchro Food Co., Ltd.(a)	299,700	2,084,520
Syuppin Co., Ltd.	195,800	2,442,521
Tokyo Century Corp.	37,200	1,996,654
Trancom Co., Ltd.	70,370	4,029,257
Tsuruha Holdings, Inc.	26,300	2,744,936
Yakuodo Co., Ltd.	42,700	1,320,061
		60,375,148

Malaysia (0.49%)
AEON Credit Service M Bhd	912,220	3,295,222

Mexico (0.28%)
Regional SAB de CV	383,034	1,886,956

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2018	39

Grandeur Peak Global Opportunities Fund	Portfolio of Investments

October 31, 2018 (Unaudited)

	Shares	Value (Note 2)
Netherlands (0.83%)
Aalberts Industries NV	153,522	$5,627,824

New Zealand (0.82%)
CBL Corp., Ltd.(a)(d)	1,107,672	166,247
Restaurant Brands New Zealand, Ltd.	961,802	5,391,441
		5,557,688

Norway (1.77%)
Medistim ASA	152,700	1,284,702
Multiconsult ASA(b)(c)	156,000	1,053,889
Sbanken ASA(b)(c)	733,800	7,308,317
TGS NOPEC Geophysical Co. ASA	69,800	2,331,648
		11,978,556

Oman (0.32%)
Tethys Oil AB	228,000	2,188,270

Peru (0.77%)
Alicorp SAA	1,171,061	3,386,577
Credicorp, Ltd.	8,050	1,816,966
		5,203,543

Philippines (1.49%)
Concepcion Industrial Corp.	692,152	491,576
Pepsi-Cola Products Philippines, Inc.	16,403,900	507,651
Puregold Price Club, Inc.	5,230,000	3,972,960
Robinsons Retail Holdings, Inc.	2,030,000	2,875,881
Security Bank Corp.	845,450	2,284,790
		10,132,858

Poland (0.81%)
Dino Polska SA(a)(b)(c)	216,823	4,764,453
LiveChat Software SA	76,200	508,995
PGS Software SA	120,487	254,341
		5,527,789

Singapore (0.51%)
Riverstone Holdings, Ltd./Singapore	3,984,200	3,428,440

South Africa (0.47%)
Cartrack Holdings, Ltd.	570,444	560,388
Cashbuild, Ltd.	67,249	1,229,423
Italtile, Ltd.	1,595,243	1,398,169
		3,187,980
South Korea (1.31%)
Hy-Lok Corp.	75,841	1,523,453
ISC Co., Ltd.	97,755	783,086
Koh Young Technology, Inc.	19,581	1,551,555
	Shares	Value (Note 2)
South Korea (continued)
LEENO Industrial, Inc.	46,500	$2,446,955
Medy-Tox, Inc.	6,255	2,562,472
		8,867,521
Sweden (3.10%)
AddTech AB, Class B	182,127	3,724,661
Beijer Alma AB	171,862	2,592,059
Bufab AB	212,153	2,147,673
HIQ International AB(a)	87,340	490,876
Hoist Finance AB(b)(c)	292,200	2,343,692
Indutrade AB	180,100	4,323,041
KNOW IT AB	57,300	1,114,332
Nibe Industrier AB, Class B	308,400	3,218,762
OEM International AB	13,639	312,415
TF Bank AB(c)	86,200	744,147
		21,011,658

Switzerland (0.10%)
VZ Holding AG	2,435	689,797

Taiwan (1.81%)
ASPEED Technology, Inc.	18,237	268,737
Bioteque Corp.	902,000	2,438,971
FineTek Co., Ltd.	14,000	32,832
LandMark Optoelectronics Corp.	340,000	2,259,852
Poya International Co., Ltd.	181,000	1,577,354
Sinmag Equipment Corp.	342,421	1,378,309
Sporton International, Inc.	749,671	2,793,630
Test Research, Inc.	665,000	924,882
TSC Auto ID Technology Co., Ltd.	104,000	579,048
		12,253,615

Turkey (0.09%)
DP Eurasia NV(a)(b)(c)	403,911	598,884

United Arab Emirates (0.24%)
Aramex PJSC	1,524,192	1,639,072

United States (27.01%)
Aratana Therapeutics, Inc.(a)	445,425	2,645,824
Cactus, Inc., Class A(a)	78,925	2,640,830
Core Laboratories NV	53,450	4,556,078
Diamond Hill Investment Group, Inc.	13,575	2,337,343
Dollar Tree, Inc.(a)	41,000	3,456,300
DXP Enterprises, Inc.(a)	132,000	4,194,960
EPAM Systems, Inc.(a)	66,575	7,953,715
Esquire Financial Holdings, Inc.(a)	13,051	312,963
ExIService Holdings, Inc.(a)	52,700	3,378,070
Fastenal Co.	134,500	6,914,645
First Republic Bank	96,400	8,771,436
FirstCash, Inc.	69,232	5,566,253

See Notes to Financial Statements.

40	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Opportunities Fund	Portfolio of Investments

October 31, 2018 (Unaudited)

	Shares	Value (Note 2)
United States (continued)
Genpact, Ltd.	174,100	$4,772,081
Hackett Group, Inc.	172,900	3,539,263
Hamilton Lane, Inc., Class A	55,942	2,147,054
Heska Corp.(a)	57,675	5,780,189
Hingham Institution for Savings	20,620	4,198,232
I3 Verticals, Inc., Class A(a)	40,325	866,584
IDEX Corp.	25,175	3,192,694
Inphi Corp.(a)	109,500	3,504,000
Kinsale Capital Group, Inc.	70,550	4,212,541
Knight-Swift Transportation Holdings, Inc.	513,720	16,439,040
LGI Homes, Inc.(a)	47,826	2,046,475
Littelfuse, Inc.	6,900	1,250,004
LKQ Corp.(a)	111,975	3,053,558
Lululemon Athletica, Inc.(a)	48,125	6,772,631
MarketAxess Holdings, Inc.	39,575	8,297,690
Microchip Technology, Inc.	63,945	4,206,302
Monro, Inc.	81,750	6,082,200
MSC Industrial Direct Co., Inc., Class A	65,200	5,285,112
NV5 Global, Inc.(a)	34,425	2,687,560
Paycom Software, Inc.(a)	38,050	4,763,860
Pluralsight, Inc., Class A(a)	81,941	1,836,298
Power Integrations, Inc.	206,275	11,617,408
Qualys, Inc.(a)	16,575	1,180,803
Resources Connection, Inc.	236,443	3,858,750
SI-BONE, Inc.(a)	19,950	374,063
Silicon Laboratories, Inc.(a)	66,915	5,455,580
STAAR Surgical Co.(a)	54,022	2,166,822
SVB Financial Group(a)	25,800	6,120,534
TriMas Corp.(a)	158,744	4,675,011
		183,110,756

Vietnam (1.28%)
Ho Chi Minh City Development Joint Stock Commercial Bank	2,005,870	2,823,628
Vietnam Dairy Products JSC	430,560	2,148,171
Vietnam Technological & Commercial Joint Stock Bank(a)	3,191,904	3,699,642
		8,671,441

TOTAL COMMON STOCKS
(Cost $550,770,147)		661,098,002
	Shares	Value (Note 2)
PREFERRED STOCKS (0.29%)
United States (0.29%)
Dataminr Inc - Private Placement(a)	96,640	$1,923,136

TOTAL PREFERRED STOCKS
(Cost $$1,923,136)		1,923,136

	Principal Amount	Value (Note 2)
CORPORATE BONDS (0.08%)
Malaysia (0.08%)
AEON Credit Service M Bhd
3.50%, 09/15/2020	$1,678,440	$563,558

TOTAL CORPORATE BONDS
(Cost $398,727)		563,558

TOTAL INVESTMENTS (97.90%)
(Cost $553,092,010)		$663,584,696

Other Assets In Excess Of Liabilities (2.10%)		14,256,036

NET ASSETS (100.00%)		$677,840,732

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2018, these securities had a total aggregate market value of $28,947,375 representing 4.27% of net assets.
(c)

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of October 31, 2018, the aggregate market value of those securities was $34,151,607, representing 5.04% of net assets.

(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also footnote 2 to the financial statements for additional information.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2018	41

Grandeur Peak Global Opportunities Fund	Portfolio of Investments

October 31, 2018 (Unaudited)

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Financial Statements.

42	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Reach Fund	Portfolio of Investments

October 31, 2018 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (98.21%)
Argentina (0.31%)
Globant SA(a)	19,088	$982,650

Australia (3.05%)
Appen, Ltd.	46,842	355,632
Australian Ethical Investment, Ltd.	4,878	570,348
Class, Ltd.	436,300	569,333
Domino’s Pizza Enterprises, Ltd.	38,900	1,490,912
IPH, Ltd.	209,697	805,028
Kogan.com, Ltd.	523,915	1,058,524
Lycopodium, Ltd.	211,800	683,422
Mainstream Group Holdings, Ltd.	2,472,852	1,138,248
National Storage REIT	618,282	747,053
National Veterinary Care, Ltd.	720,900	1,113,395
Netwealth Group, Ltd.	238,426	1,188,026
		9,719,921
Austria (0.36%)
Palfinger AG	38,148	1,163,201

Bangladesh (0.34%)
Square Pharmaceuticals, Ltd.	335,766	1,069,647

Belgium (0.20%)
Melexis NV	9,497	624,609

Bermuda (1.29%)
Bank of NT Butterfield & Son, Ltd.	102,325	4,122,674

Brazil (1.05%)
Arco Platform, Ltd., Class A(a)	11,550	246,131
Fleury SA	270,500	1,518,405
Hypera SA	80,000	635,658
Pagseguro Digital, Ltd., Class A(a)	34,475	930,480
		3,330,674
Britain (11.39%)
AB Dynamics PLC	67,493	1,000,534
Ascential PLC	134,300	646,072
ASOS PLC(a)	17,100	1,191,282
B&M European Value Retail SA	241,600	1,285,616
boohoo Group PLC(a)	510,600	1,382,261
Clinigen Group PLC	58,130	671,613
Close Brothers Group PLC	44,180	829,797
Curtis Banks Group PLC	250,000	894,741
CVS Group PLC	79,500	853,075
Dechra Pharmaceuticals PLC	61,300	1,791,070
Diploma PLC	59,900	1,004,461
dotdigital group PLC	1,212,256	1,299,951
	Shares	Value (Note 2)
Britain (continued)
Endava PLC, ADR(a)	22,325	$519,280
Horizon Discovery Group PLC(a)	282,600	722,439
Impax Asset Management Group PLC	407,837	1,196,378
Intertek Group PLC	11,400	683,047
JTC PLC(b)(c)	549,742	2,353,981
LoopUp Group PLC(a)	218,949	930,537
Metro Bank PLC(a)	72,943	2,069,984
Morses Club PLC	475,200	850,739
Mortgage Advice Bureau Holdings, Ltd.	112,200	829,214
On the Beach Group PLC(b)(c)	275,700	1,508,373
Oxford Immunotec Global PLC(a)	50,575	779,361
RPS Group PLC	425,399	852,593
Sabre Insurance Group PLC(b)(c)	697,900	2,355,029
Sanne Group PLC	327,073	2,341,164
Softcat PLC	58,883	485,713
St James’s Place PLC	189,929	2,454,502
Volution Group PLC	354,400	783,681
XPS Pensions Group PLC(c)	804,128	1,723,755
		36,290,243

Canada (1.96%)
Biosyent, Inc.(a)	93,300	661,240
Cipher Pharmaceuticals, Inc.(a)	152,100	325,817
NCS Multistage Holdings, Inc.(a)	20,175	227,977
Richelieu Hardware, Ltd.	62,200	1,193,492
Ritchie Bros Auctioneers, Inc.	45,900	1,542,699
Shopify, Inc.(a)	2,550	352,282
Stantec, Inc.	74,420	1,936,746
		6,240,253

China (5.01%)
51job, Inc., ADR(a)	16,625	1,020,941
58.com, Inc., ADR(a)	12,475	818,235
AK Medical Holdings, Ltd.(b)(c)	795,000	482,960
BBI Life Sciences Corp.(c)	7,001,500	2,257,612
China Medical System Holdings, Ltd.	1,222,000	1,459,611
CSPC Pharmaceutical Group, Ltd.	668,000	1,423,379
Essex Bio-technology, Ltd.	1,461,000	950,159
Hop Hing Group Holdings, Ltd.	43,436,000	832,540
HUYA, Inc., ADR(a)	6,488	112,372
Man Wah Holdings, Ltd.	1,569,600	724,286
O2Micro International, Ltd., ADR(a)	292,039	473,103
On-Bright Electronics, Inc.	191,528	1,068,082
Shanghai Haohai Biological Technology Co., Ltd., Class H(b)(c)	217,700	1,140,647

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2018	43

Grandeur Peak Global Reach Fund	Portfolio of Investments

October 31, 2018 (Unaudited)

	Shares	Value (Note 2)
China (continued)
Silergy Corp.	92,925	$1,183,905
Wuxi Biologics Cayman, Inc.(a)(b)(c)	69,000	493,691
Yum China Holdings, Inc.	42,275	1,525,282
		15,966,805

Colombia (1.20%)
Amerisur Resources PLC(a)	6,094,200	841,278
Parex Resources, Inc.(a)	203,961	2,970,058
		3,811,336

Denmark (0.08%)
Netcompany Group A/S(a)(b)(c)	7,500	247,720

Egypt (0.45%)
African Export-Import Bank, GDR	200,000	692,000
Commercial International Bank Egypt SAE	68,939	308,879
Integrated Diagnostics Holdings PLC(b)(c)	129,237	445,868
		1,446,747

Finland (0.41%)
Metso OYJ	25,300	798,770
Terveystalo Oyj(b)(c)	59,800	511,148
		1,309,918

France (1.71%)
Alten SA	10,400	1,003,030
Bureau Veritas SA	36,300	818,931
Esker SA	23,409	1,570,584
Infotel SA	14,560	626,673
Neurones	17,282	408,751
Thermador Groupe	18,808	1,010,732
		5,438,701

Georgia (0.63%)
Bank of Georgia Group PLC	27,900	556,110
Georgia Healthcare Group PLC(a)(b)(c)	166,298	510,586
TBC Bank Group PLC	43,184	932,844
		1,999,540

Germany (4.31%)
CANCOM SE	12,600	513,749
Dermapharm Holding SE(a)	39,700	1,130,720
FinTech Group AG(a)	23,000	585,020
FUCHS PETROLUB SE	12,900	597,137
Grand City Properties SA	69,400	1,677,801
GRENKE AG	16,000	1,534,453
Hypoport AG(a)	3,170	635,010
Marley Spoon AG(a)	1,361,517	819,535
Nexus AG	32,485	886,739
Norma Group SE	35,260	1,903,754
	Shares	Value (Note 2)
Germany (continued)
PATRIZIA Immobilien AG	36,404	$625,800
Wirecard AG	15,096	2,823,811
		13,733,529

Greece (0.60%)
Sarantis SA	239,340	1,898,286

Hong Kong (1.84%)
International Housewares Retail Co., Ltd.	6,339,000	1,336,777
Jacobson Pharma Corp., Ltd.(c)	2,313,000	477,191
Plover Bay Technologies, Ltd.(c)	2,930,000	423,350
TK Group Holdings, Ltd.	1,720,000	915,756
Vitasoy International Holdings, Ltd.	847,000	2,700,159
		5,853,233

India (4.70%)
Alkem Laboratories, Ltd.	38,182	987,531
Bajaj Finance, Ltd.	55,000	1,769,676
Byke Hospitality, Ltd.	756,500	767,359
Control Print, Ltd.	152,000	722,237
Cyient, Ltd.	181,100	1,523,162
HDFC Asset Management Co., Ltd. (a)(b)(c)	38,000	719,711
HDFC Bank, Ltd.	5,788	150,288
HDFC Standard Life Insurance Co., Ltd.(b)(c)	66,500	335,126
Kellton Tech Solutions, Ltd.(a)	518,158	208,215
Kovai Medical Center and Hospital	18,322	203,352
Poly Medicure, Ltd.	242,220	730,906
TCI Express, Ltd.	158,959	1,270,542
Thyrocare Technologies, Ltd.(b)(c)	58,000	439,425
Time Technoplast, Ltd.	542,756	827,779
Vaibhav Global, Ltd.(a)	128,447	1,285,686
WNS Holdings, Ltd., ADR(a)	60,475	3,035,240
		14,976,235

Indonesia (1.61%)
Arwana Citramulia Tbk PT	26,137,200	653,923
Bank Central Asia Tbk PT	452,500	704,570
Hexindo Adiperkasa Tbk PT	1,636,900	306,868
Indonesia Pondasi Raya Tbk PT	4,149,800	224,478
Link Net Tbk PT	1,814,400	523,647
Sarana Menara Nusantara Tbk PT	10,771,300	342,989
Selamat Sempurna Tbk PT	20,026,300	1,943,511
Ultrajaya Milk Industry & Trading Co. Tbk PT	5,474,800	446,008
		5,145,994

See Notes to Financial Statements.

44	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Reach Fund	Portfolio of Investments

October 31, 2018 (Unaudited)

	Shares	Value (Note 2)
Ireland (0.39%)
Hostelworld Group PLC(b)(c)	371,708	$935,031
Keywords Studios PLC	17,000	297,693
		1,232,724

Israel (1.16%)
Wix.com, Ltd.(a)	37,875	3,687,131

Italy (1.90%)
Brembo SpA	108,750	1,203,960
DiaSorin SpA	10,928	1,036,555
FinecoBank Banca Fineco SpA	204,698	2,139,428
Interpump Group SpA	33,917	978,508
Piovan SpA(a)(b)(c)	70,933	707,012
		6,065,463

Japan (6.24%)
Aeon Delight Co., Ltd.	18,900	631,027
AIT Corp.	84,700	795,259
Arcland Service Holdings Co., Ltd.	45,600	934,703
Cosmos Pharmaceutical Corp.	4,100	838,029
Create SD Holdings Co., Ltd.	47,300	1,198,210
Future Corp.	69,300	943,195
Japan Lifeline Co., Ltd.	75,200	1,096,344
MISUMI Group, Inc.	54,800	1,098,235
Naigai Trans Line, Ltd.	21,500	308,641
Nihon M&A Center, Inc.	77,100	1,847,495
Open Door, Inc.(a)	48,100	1,142,023
SBI FinTech Solutions Co., Ltd.	75,000	474,158
Seria Co., Ltd.	36,100	1,211,122
Strike Co., Ltd.	17,100	496,184
Sundrug Co., Ltd.	25,200	915,740
Synchro Food Co., Ltd.(a)	113,400	788,737
Syuppin Co., Ltd.	87,400	1,090,278
Trancom Co., Ltd.	10,200	584,033
Tsuruha Holdings, Inc.	7,400	772,339
Vega Corp. Co., Ltd.(a)	143,900	1,370,403
Yakuodo Co., Ltd.	43,200	1,335,518
		19,871,673

Kenya (0.24%)
Safaricom PLC	3,427,700	777,459
Malaysia (0.32%)
Mynews Holdings Bhd	1,818,000	630,978
Scicom MSC Bhd	934,000	375,091
		1,006,069

Mexico (0.12%)
Regional SAB de CV	74,857	368,771

Netherlands (0.99%)
Aalberts Industries NV	40,582	1,487,659
	Shares	Value (Note 2)
Netherlands (continued)
Shop Apotheke Europe NV(a)(b)	33,000	$1,678,229
		3,165,888

New Zealand (0.46%)
CBL Corp., Ltd.(a)(d)	819,006	122,922
Restaurant Brands New Zealand, Ltd.	241,685	1,354,780
		1,477,702

Norway (1.76%)
Infront ASA	156,700	483,309
Medistim ASA	75,150	632,255
Multiconsult ASA(b)(c)	63,000	425,609
Sbanken ASA(b)(c)	158,900	1,582,572
Self Storage Group ASA(a)	481,500	910,088
TGS NOPEC Geophysical Co. ASA	17,800	594,604
Webstep AS(b)(c)	288,000	970,272
		5,598,709

Oman (0.53%)
Tethys Oil AB	175,000	1,679,593

Pakistan (0.13%)
Meezan Bank, Ltd.	543,356	407,208

Peru (0.33%)
Alicorp SAA	368,841	1,066,647

Philippines (1.15%)
Concepcion Industrial Corp.	805,920	572,376
Holcim Philippines, Inc.	3,883,400	468,354
Pryce Corp.	6,408,800	674,535
Puregold Price Club, Inc.	860,700	653,829
Wilcon Depot, Inc.	6,177,400	1,306,933
		3,676,027

Poland (1.97%)
CCC SA	20,500	891,641
Dino Polska SA(a)(b)(c)	196,418	4,316,076
LiveChat Software SA	115,250	769,838
PGS Software SA	138,887	293,182
		6,270,737

Russia (0.02%)
MD Medical Group
Investments PLC, GDR(c)	11,955	70,535

Singapore (0.27%)
Riverstone Holdings, Ltd./Singapore	1,008,800	868,081

South Africa (1.12%)
ARB Holdings, Ltd.	2,093,266	794,597

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2018	45

Grandeur Peak Global Reach Fund	Portfolio of Investments

October 31, 2018 (Unaudited)

	Shares	Value (Note 2)
South Africa (continued)
Cartrack Holdings, Ltd.	275,302	$270,449
Cashbuild, Ltd.	36,500	667,280
Clicks Group, Ltd.	64,000	815,271
Interwaste Holdings, Ltd.	4,589,334	301,756
Italtile, Ltd.	822,600	720,977
		3,570,330

South Korea (0.93%)
Hy-Lok Corp.	18,410	369,810
ISC Co., Ltd.	56,696	454,174
Koh Young Technology, Inc.	8,993	712,586
Medy-Tox, Inc.	2,136	875,050
Vitzrocell Co., Ltd.(a)	62,036	558,805
		2,970,425

Spain (0.00%)(e)
Let’s GOWEX SA(a)(d)	10,700	1

Sri Lanka (0.13%)
Royal Ceramics Lanka PLC	893,948	401,881

Sweden (2.52%)
Bufab AB	69,710	705,690
HIQ International AB(a)	39,763	223,480
Hoist Finance AB(b)(c)	147,200	1,180,669
Indutrade AB	36,300	871,329
KNOW IT AB	44,700	869,296
Nibe Industrier AB, Class B	93,000	970,638
OEM International AB	10,585	242,460
Sweco AB, Class B	41,100	926,684
SwedenCare AB(a)	157,700	975,377
TF Bank AB(c)	51,530	444,848
Vitec Software Group AB, Class B	67,500	618,040
		8,028,511

Switzerland (1.16%)
Luxoft Holding, Inc.(a)	33,350	1,375,020
Partners Group Holding AG	2,735	1,947,197
Wizz Air Holdings PLC(a)(b)(c)	11,300	370,629
		3,692,846

Taiwan (2.12%)
ASPEED Technology, Inc.	15,771	232,398
Bioteque Corp.	299,000	808,484
FineTek Co., Ltd.	13,000	30,487
Poya International Co., Ltd.	146,000	1,272,341
Sinmag Equipment Corp.	175,298	705,607
Sporton International, Inc.	378,859	1,411,809
Test Research, Inc.	409,440	569,449
TSC Auto ID Technology Co., Ltd.	64,600	359,678
TTFB Co., Ltd.	148,000	1,068,907
	Shares	Value (Note 2)
Taiwan (continued)
Voltronic Power Technology Corp.	19,000	$307,544
		6,766,704

Thailand (0.10%)
WICE Logistics PCL	2,432,000	322,396

Turkey (0.51%)
DP Eurasia NV(a)(b)(c)	1,094,525	1,622,867

United Arab Emirates (0.51%)
Aramex PJSC	1,518,033	1,632,449

United States (26.54%)
8x8, Inc.(a)	18,675	321,023
Accenture PLC, Class A	2,125	334,943
Amazon.com, Inc.(a)	950	1,518,109
Appian Corp.(a)	13,225	340,015
Aratana Therapeutics, Inc.(a)	180,525	1,072,318
Axos Financial, Inc.(a)	34,825	1,057,287
Bank of Hawaii Corp.	15,525	1,217,781
BioDelivery Sciences International, Inc.(a)	144,925	537,672
Blackline, Inc.(a)	13,250	614,535
Burford Capital, Ltd.	99,800	2,115,462
Cactus, Inc., Class A(a)	38,425	1,285,700
Core Laboratories NV	12,850	1,095,334
CoreSite Realty Corp.	8,250	774,345
DexCom, Inc.(a)	4,300	570,911
Dollar Tree, Inc.(a)	13,375	1,127,512
DXP Enterprises, Inc.(a)	91,803	2,917,499
Edwards Lifesciences Corp.(a)	6,275	926,190
EPAM Systems, Inc.(a)	21,925	2,619,380
Esquire Financial Holdings, Inc.(a)	114,787	2,752,592
ExIService Holdings, Inc.(a)	20,275	1,299,628
Fastenal Co.	72,300	3,716,943
First Republic Bank	54,075	4,920,284
Focus Financial Partners, Inc.(a)	11,775	449,805
GBGI, Ltd.	692,460	747,912
Genpact, Ltd.	47,375	1,298,549
Goosehead Insurance, Inc.(a)	105,385	3,612,598
Hackett Group, Inc.	36,925	755,855
Hamilton Lane, Inc., Class A	29,300	1,124,534
HealthEquity, Inc.(a)	5,600	514,080
Heska Corp.(a)	11,000	1,102,420
Hingham Institution for Savings	3,550	722,780
I3 Verticals, Inc., Class A(a)	25,875	556,054
Inphi Corp.(a)	49,400	1,580,800
IPG Photonics Corp.(a)	2,100	280,455
Kinsale Capital Group, Inc.	40,775	2,434,675
Knight-Swift Transportation Holdings, Inc.	223,975	7,167,200
LGI Homes, Inc.(a)	19,500	834,405

See Notes to Financial Statements.

46	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Reach Fund	Portfolio of Investments

October 31, 2018 (Unaudited)

	Shares	Value (Note 2)
United States (continued)
Littelfuse, Inc.	3,100	$561,596
Lululemon Athletica, Inc.(a)	9,975	1,403,782
MarketAxess Holdings, Inc.	7,205	1,510,672
MEDNAX, Inc.(a)	18,950	782,446
Microchip Technology, Inc.	15,325	1,008,079
Mimecast, Ltd.(a)	14,650	510,699
Monolithic Power Systems, Inc.	1,052	124,262
Monro, Inc.	27,600	2,053,440
MSC Industrial Direct Co., Inc., Class A	12,525	1,015,277
NV5 Global, Inc.(a)	10,225	798,266
Palo Alto Networks, Inc.(a)	3,950	723,008
Paycom Software, Inc.(a)	13,400	1,677,680
Pluralsight, Inc., Class A(a)	52,064	1,166,754
Power Integrations, Inc.	33,340	1,877,709
Qualys, Inc.(a)	17,200	1,225,328
Resources Connection, Inc.	32,675	533,256
Seacoast Commerce Banc Holdings	44,700	990,105
SI-BONE, Inc.(a)	9,600	180,000
Silicon Laboratories, Inc.(a)	18,250	1,487,923
STAAR Surgical Co.(a)	18,254	732,168
SVB Financial Group(a)	13,575	3,220,397
Transcat, Inc.(a)	55,827	1,156,177
TriMas Corp.(a)	34,075	1,003,509
Veracyte, Inc.(a)	54,644	811,463
Webster Financial Corp.	28,675	1,687,237
		84,558,818

Vietnam (2.09%)
Lix Detergent JSC	577,800	1,209,986
Taisun Int’l Holding Corp.	301,400	1,132,631
Vietnam Dairy Products JSC	365,929	1,825,711
Vietnam Technological & Commercial Joint Stock Bank(a)	2,138,281	2,478,419
		6,646,747

TOTAL COMMON STOCKS
(Cost $279,783,851)		312,876,308

PREFERRED STOCKS (0.29%)
United States (0.29%)
Dataminr Inc - Private Placement(a)	45,833	912,077

TOTAL PREFERRED STOCKS
(Cost $$912,077)		912,077
	Principal Amount	Value (Note 2)
CORPORATE BONDS (0.30%)
Germany (0.25%)
publity AG 3.50%, 11/17/2020	$800,000	$804,182

Malaysia (0.05%)
AEON Credit Service M Bhd 3.50%, 09/15/2020	445,800	149,683

TOTAL CORPORATE BONDS (Cost $984,703)		953,865

TOTAL INVESTMENTS (98.80%) (Cost $281,680,631)		$314,742,250

Other Assets In Excess Of Liabilities (1.20%)		3,817,079

NET ASSETS (100.00%)		$318,559,329

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2018, these securities had a total aggregate market value of $25,333,231 representing 7.95% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of October 31, 2018, the aggregate market value of those securities was $29,052,293, representing 9.12% of net assets.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also footnote 2 to the financial statements for additional information.
(e)	Less than 0.005%.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2018	47

Grandeur Peak Global Stalwarts Fund	Portfolio of Investments

October 31, 2018 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (94.24%)
Argentina (0.39%)
Globant SA(a)	13,300	$684,684

Australia (0.40%)
Domino’s Pizza Enterprises, Ltd.	18,500	709,045

Bangladesh (0.52%)
Square Pharmaceuticals, Ltd.	289,218	921,360

Belgium (0.62%)
Melexis NV	16,795	1,104,591

Bermuda (1.04%)
Bank of NT Butterfield & Son, Ltd.	45,610	1,837,627

Brazil (1.53%)
Fleury SA	194,600	1,092,354
Hypera SA	116,800	928,060
Raia Drogasil SA(a)	40,800	689,922
		2,710,336

Britain (9.96%)
B&M European Value Retail SA	616,900	3,282,684
boohoo Group PLC(a)	340,800	922,590
Close Brothers Group PLC	44,834	842,080
Dechra Pharmaceuticals PLC	75,200	2,197,202
Diploma PLC	97,850	1,640,844
Intertek Group PLC	17,400	1,042,545
Metro Bank PLC(a)	74,375	2,110,622
Sanne Group PLC	297,120	2,126,763
St James’s Place PLC	230,207	2,975,026
Ted Baker PLC	20,385	477,348
		17,617,704

Canada (4.37%)
Gildan Activewear, Inc.	57,267	1,711,767
Ritchie Bros Auctioneers, Inc.	37,675	1,266,257
Shopify, Inc.(a)	4,925	680,389
Stantec, Inc.	156,792	4,080,439
		7,738,852

China (4.92%)
51job, Inc., ADR(a)	15,675	962,602
58.com, Inc., ADR(a)	4,050	265,639
China Medical System Holdings, Ltd.	814,000	972,278
CSPC Pharmaceutical Group, Ltd.	552,000	1,176,206
Ctrip.com International, Ltd., ADR	26,650	886,912
Silergy Corp.	137,000	1,745,440
Tencent Holdings, Ltd.	16,100	551,574
	Shares	Value (Note 2)
China (continued)
Wuxi Biologics Cayman, Inc.(a)(b)(c)	66,000	$472,226
Yum China Holdings, Inc.	46,325	1,671,406
		8,704,283

Colombia (0.83%)
Parex Resources, Inc.(a)	100,695	1,466,309

Egypt (0.26%)
Commercial International Bank Egypt SAE	103,662	464,454

France (2.26%)
Alten SA	19,982	1,927,168
BioMerieux	8,975	684,420
Bureau Veritas SA	39,250	885,483
Eurofins Scientific SE	1,000	503,943
		4,001,014

Georgia (0.81%)
Bank of Georgia Group PLC	49,962	995,856
Georgia Capital PLC(a)	29,100	435,189
		1,431,045

Germany (5.63%)
Aroundtown SA	71,808	595,046
Dermapharm Holding SE(a)	52,500	1,495,285
FUCHS PETROLUB SE	19,000	879,504
Grand City Properties SA	45,500	1,099,999
GRENKE AG	14,000	1,342,647
Norma Group SE	34,590	1,867,580
PATRIZIA Immobilien AG	58,715	1,009,335
Wirecard AG	8,950	1,674,159
		9,963,555

Hong Kong (2.91%)
Value Partners Group, Ltd.	2,098,900	1,565,404
Vitasoy International Holdings, Ltd.	1,123,500	3,581,615
		5,147,019

India (3.38%)
Alkem Laboratories, Ltd.	34,524	892,922
Bajaj Finance, Ltd.	62,570	2,013,248
HDFC Asset Management Co., Ltd. (a)(b)(c)	40,500	767,060
HDFC Standard Life Insurance Co., Ltd.(b)(c)	88,500	445,994
WNS Holdings, Ltd., ADR(a)	36,950	1,854,520
		5,973,744

Indonesia (0.36%)
Bank Central Asia Tbk PT	410,500	639,174

See Notes to Financial Statements.

48	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Stalwarts Fund	Portfolio of Investments

October 31, 2018 (Unaudited)

	Shares	Value (Note 2)
Israel (0.95%)
Wix.com, Ltd.(a)	17,300	$1,684,155

Italy (3.22%)
Brembo SpA	170,349	1,885,916
DiaSorin SpA	21,296	2,019,992
FinecoBank Banca Fineco SpA	125,340	1,310,007
Interpump Group SpA	16,592	478,681
		5,694,596

Japan (7.34%)
Aeon Delight Co., Ltd.	31,600	1,055,050
Cosmos Pharmaceutical Corp.	3,000	613,192
Create SD Holdings Co., Ltd.	56,800	1,438,865
Japan Lifeline Co., Ltd.	113,000	1,647,431
MISUMI Group, Inc.	119,700	2,398,883
Nihon M&A Center, Inc.	123,800	2,966,535
Seria Co., Ltd.	31,900	1,070,216
Sundrug Co., Ltd.	21,600	784,920
Tokyo Century Corp.	6,500	348,878
Tsuruha Holdings, Inc.	6,400	667,969
		12,991,939

Kenya (0.31%)
Safaricom PLC	2,406,400	545,812

Mexico (0.49%)
Regional SAB de CV	174,046	857,410

Netherlands (1.44%)
Aalberts Industries NV	69,588	2,550,964

Norway (0.45%)
TGS NOPEC Geophysical Co. ASA	24,000	801,713

Peru (1.06%)
Alicorp SAA	324,645	938,837
Credicorp, Ltd.	4,150	936,696
		1,875,533

Philippines (1.76%)
Philippine Seven Corp.	259,000	508,270
Puregold Price Club, Inc.	1,189,000	903,221
Robinsons Retail Holdings, Inc.	462,900	655,786
Security Bank Corp.	389,300	1,052,066
		3,119,343

Poland (0.78%)
Dino Polska SA(a)(b)(c)	63,134	1,387,302

South Korea (0.87%)
LG Household & Health Care, Ltd.	875	804,655
	Shares	Value (Note 2)
South Korea (continued)
Medy-Tox, Inc.	1,770	$725,112
		1,529,767

Sweden (1.90%)
AddTech AB, Class B	35,800	732,142
Indutrade AB	47,725	1,145,570
Nibe Industrier AB, Class B	61,408	640,914
Sweco AB, Class B	37,500	845,515
		3,364,141

Switzerland (1.21%)
Luxoft Holding, Inc.(a)	13,250	546,298
Partners Group Holding AG	1,850	1,317,117
Wizz Air Holdings PLC(a)(b)(c)	8,700	285,351
		2,148,766

United States (30.58%)
Accenture PLC, Class A	4,750	748,695
Amazon.com, Inc.(a)	425	679,154
Axos Financial, Inc.(a)	13,675	415,173
Bank of Hawaii Corp.	7,250	568,690
Burford Capital, Ltd.	52,300	1,108,604
Cactus, Inc., Class A(a)	30,500	1,020,530
Core Laboratories NV	15,425	1,314,827
Dollar Tree, Inc.(a)	22,475	1,894,642
Edwards Lifesciences Corp.(a)	8,125	1,199,250
EPAM Systems, Inc.(a)	19,525	2,332,652
ExIService Holdings, Inc.(a)	11,150	714,715
Fastenal Co.	63,425	3,260,679
First Republic Bank	62,800	5,714,172
FirstCash, Inc.	18,928	1,521,811
Genpact, Ltd.	35,600	975,796
Hamilton Lane, Inc., Class A	14,750	566,105
HealthEquity, Inc.(a)	23,582	2,164,828
IDEX Corp.	5,275	668,975
IPG Photonics Corp.	4,575	610,991
Knight-Swift Transportation Holdings, Inc.	166,050	5,313,600
LGI Homes, Inc.(a)	10,375	443,946
Littelfuse, Inc.	3,725	674,821
LKQ Corp.(a)	32,350	882,185
Lululemon Athletica, Inc.(a)	14,800	2,082,804
MarketAxess Holdings, Inc.	13,225	2,772,886
Microchip Technology, Inc.	26,700	1,756,326
Monro, Inc.	38,125	2,836,500
NVIDIA Corp.	2,150	453,285
Palo Alto Networks, Inc.(a)	3,975	727,584
Paycom Software, Inc.(a)	8,450	1,057,940
Pluralsight, Inc., Class A(a)	24,759	554,849
Power Integrations, Inc.	48,675	2,741,376
Qualys, Inc.(a)	8,375	596,635
Silicon Laboratories, Inc.(a)	15,025	1,224,988
SVB Financial Group(a)	10,560	2,505,149
		54,105,163

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2018	49

Grandeur Peak Global Stalwarts Fund	Portfolio of Investments

October 31, 2018 (Unaudited)

	Shares	Value (Note 2)
Vietnam (1.69%)
Ho Chi Minh City Development Joint Stock Commercial Bank	544,106	$765,928
Vietnam Dairy Products JSC	255,454	1,274,523
Vietnam Technological & Commercial Joint Stock Bank(a)	817,275	947,280
		2,987,731

TOTAL COMMON STOCKS
(Cost $156,761,145)		166,759,131

PREFERRED STOCKS (0.27%)
United States (0.27%)
Dataminr Inc - Private Placement(a)	24,262	482,814

TOTAL PREFERRED STOCKS
(Cost $$482,814)		482,814

TOTAL INVESTMENTS (94.51%) (Cost $157,243,959)		$167,241,945

Other Assets In Excess Of Liabilities (5.49%)		9,710,433

NET ASSETS (100.00%)		$176,952,378
(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2018, these securities had a total aggregate market value of $3,357,933 representing 1.90% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of October 31, 2018, the aggregate market value of those securities was $3,357,933, representing 1.90% of net assets.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Financial Statements.

50	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak International Opportunities Fund	Portfolio of Investments

October 31, 2018 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (93.78%)
Argentina (0.52%)
Globant SA(a)	71,275	$3,669,237

Australia (1.90%)
Class, Ltd.	1,043,018	1,361,047
Fiducian Group, Ltd.	151,700	447,556
IPH, Ltd.	783,978	3,009,697
Kogan.com, Ltd.	802,822	1,622,031
National Storage REIT	4,332,957	5,235,390
National Veterinary Care, Ltd.	1,102,500	1,702,758
		13,378,479

Austria (0.93%)
Palfinger AG	214,731	6,547,534

Bangladesh (0.59%)
Square Pharmaceuticals, Ltd.	1,314,094	4,186,300

Belgium (0.66%)
Melexis NV	70,792	4,655,923

Bermuda (1.00%)
Bank of NT Butterfield & Son, Ltd.	174,884	7,046,076

Brazil (1.03%)
Arco Platform, Ltd., Class A(a)	28,925	616,392
Fleury SA	992,000	5,568,421
M Dias Branco SA	92,400	1,094,201
		7,279,014

Britain (14.13%)
Alliance Pharma PLC	2,321,634	1,982,300
B&M European Value Retail SA	1,374,500	7,314,070
boohoo Group PLC(a)	2,022,600	5,475,444
Clinigen Group PLC	381,473	4,407,403
Clipper Logistics PLC	707,700	2,351,916
Close Brothers Group PLC	213,022	4,001,017
CVS Group PLC	333,900	3,582,913
Dechra Pharmaceuticals PLC	268,000	7,830,455
Diploma PLC	192,900	3,234,734
Endava PLC, ADR(a)	57,463	1,336,589
FDM Group Holdings PLC	226,200	2,483,619
Impax Asset Management Group PLC	711,817	2,088,095
Intertek Group PLC	59,600	3,571,017
JTC PLC(b)(c)	1,110,899	4,756,840
K3 Capital Group PLC	59,200	191,444
LoopUp Group PLC(a)	462,200	1,964,359
Metro Bank PLC(a)	107,000	3,036,458
Motorpoint group PLC(c)	584,139	1,641,798
On the Beach Group PLC(b)(c)	1,020,250	5,581,855
Oxford Immunotec Global PLC(a)	261,915	4,036,110
	Shares	Value (Note 2)
Britain (continued)
Purplebricks Group PLC(a)	575,900	$1,308,078
River & Mercantile Group PLC	625,400	2,322,158
RPS Group PLC	2,007,946	4,024,364
Sabre Insurance Group PLC(b)(c)	961,000	3,242,847
Sanne Group PLC	786,206	5,627,605
Secure Trust Bank PLC	92,800	1,719,947
St James’s Place PLC	430,179	5,559,316
Ted Baker PLC	87,228	2,042,587
Tracsis PLC	190,900	1,366,530
Volution Group PLC	631,500	1,396,428
		99,478,296

Canada (3.39%)
Biosyent, Inc.(a)	239,100	1,694,560
Cipher Pharmaceuticals, Inc.(a)	678,200	1,452,789
Gildan Activewear, Inc.	114,200	3,413,551
Richelieu Hardware, Ltd.	291,450	5,592,333
Ritchie Bros Auctioneers, Inc.	115,300	3,875,233
Stantec, Inc.	302,210	7,864,875
		23,893,341

China (4.61%)
51job, Inc., ADR(a)	49,950	3,067,430
BBI Life Sciences Corp.(c)	15,551,500	5,014,532
China Medical System Holdings, Ltd.	4,685,000	5,595,971
CSPC Pharmaceutical Group, Ltd.	1,687,000	3,594,672
Hop Hing Group Holdings, Ltd.	33,160,000	635,579
Man Wah Holdings, Ltd.	6,963,000	3,213,050
O2Micro International, Ltd., ADR(a)	1,054,233	1,707,857
On-Bright Electronics, Inc.	839,780	4,683,146
Silergy Corp.	386,199	4,920,345
		32,432,582

Colombia (1.15%)
Amerisur Resources PLC(a)	3,542,068	488,967
Gran Tierra Energy, Inc.(a)	722,137	2,202,518
Parex Resources, Inc.(a)	372,475	5,423,940
		8,115,425

Egypt (0.08%)
Integrated Diagnostics Holdings PLC(b)(c)	154,200	531,990

Finland (0.41%)
Metso OYJ	91,400	2,885,674

France (3.32%)
Alten SA	53,500	5,159,817
Bureau Veritas SA	208,100	4,694,755
Esker SA	90,643	6,081,528

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2018	51

Grandeur Peak International Opportunities Fund	Portfolio of Investments

October 31, 2018 (Unaudited)

	Shares	Value (Note 2)
France (continued)
Eurofins Scientific SE	5,000	$2,519,714
Infotel SA	16,113	693,515
Medicrea International(a)	60,536	112,702
Neurones	50,872	1,203,216
Thermador Groupe	54,436	2,925,361
		23,390,608

Georgia (1.15%)
Bank of Georgia Group PLC	175,211	3,492,353
Georgia Capital PLC(a)	149,511	2,235,930
TBC Bank Group PLC	108,450	2,342,693
		8,070,976

Germany (6.06%)
Aroundtown SA	313,700	2,599,514
CANCOM SE	52,800	2,152,853
Dermapharm Holding SE(a)	207,700	5,915,631
FinTech Group AG(a)	91,000	2,314,643
Grand City Properties SA	203,956	4,930,800
GRENKE AG	28,800	2,762,016
Nexus AG	204,206	5,574,185
Norma Group SE	93,303	5,037,606
PATRIZIA Immobilien AG	186,894	3,212,784
Wirecard AG	43,611	8,157,739
		42,657,771

Greece (0.11%)
Sarantis SA	100,600	797,892

Hong Kong (2.54%)
International Housewares
Retail Co., Ltd.	13,130,000	2,768,872
TK Group Holdings, Ltd.	4,923,000	2,621,085
Value Partners Group, Ltd.	9,103,000	6,789,211
Vitasoy International Holdings, Ltd.	1,797,338	5,729,749
		17,908,917

India (5.54%)
Alkem Laboratories, Ltd.	198,868	5,143,481
Bajaj Finance, Ltd.	205,760	6,620,518
Byke Hospitality, Ltd.	959,500	973,273
City Union Bank, Ltd.	757,903	1,744,724
Cyient, Ltd.	598,912	5,037,218
Indiabulls Housing Finance, Ltd.	115,500	1,302,730
Kellton Tech Solutions, Ltd.(a)	1,337,558	537,480
L&T Technology Services, Ltd.(b)(c)	38,311	880,353
TCI Express, Ltd.	201,000	1,606,571
Thyrocare Technologies, Ltd.(b)(c)	134,159	1,016,428
Time Technoplast, Ltd.	2,884,734	4,399,621
WNS Holdings, Ltd., ADR(a)	162,925	8,177,206
	Shares	Value (Note 2)
India (continued)
Yes Bank, Ltd.	621,000	$1,579,343
		39,018,946

Indonesia (2.21%)
Arwana Citramulia Tbk PT	63,783,500	1,595,789
Astra Graphia Tbk PT	3,624,600	320,677
Bekasi Fajar Industrial Estate Tbk PT	67,154,100	618,857
Indonesia Pondasi Raya Tbk PT	19,093,100	1,032,818
Link Net Tbk PT	8,897,400	2,567,845
Panin Sekuritas Tbk PT	8,494,000	759,228
Selamat Sempurna Tbk PT	69,686,300	6,762,910
Ultrajaya Milk Industry & Trading Co. Tbk PT	22,958,000	1,870,286
		15,528,410

Ireland (0.58%)
Irish Residential Properties REIT PLC	2,529,576	4,074,208

Israel (1.23%)
Wix.com, Ltd.(a)	89,083	8,672,230

Italy (2.53%)
Brembo SpA	235,810	2,610,629
DiaSorin SpA	60,134	5,703,896
FinecoBank Banca Fineco SpA	407,187	4,255,768
Interpump Group SpA	127,702	3,684,213
Piovan SpA(a)(b)(c)	156,285	1,557,743
		17,812,249

Japan (10.64%)
Aeon Delight Co., Ltd.	72,400	2,417,266
AIT Corp.	500,200	4,696,439
Amiyaki Tei Co., Ltd.	59,000	2,077,650
Anshin Guarantor Service Co., Ltd.	375,000	961,957
Arcland Service Holdings Co., Ltd.	143,200	2,935,295
Create SD Holdings Co., Ltd.	322,400	8,167,078
Future Corp.	341,200	4,643,841
Japan Lifeline Co., Ltd.	306,100	4,462,644
M&A Capital Partners Co., Ltd.(a)	126,200	6,205,780
Matsumotokiyoshi Holdings Co., Ltd.	21,000	759,231
MISUMI Group, Inc.	253,800	5,086,354
Naigai Trans Line, Ltd.	47,200	677,575
Nihon M&A Center, Inc.	181,000	4,337,180
Open Door, Inc.(a)	120,400	2,858,618
Seria Co., Ltd.	121,800	4,086,278
Sundrug Co., Ltd.	81,200	2,950,717
Synchro Food Co., Ltd.(a)	337,500	2,347,432
Syuppin Co., Ltd.	231,200	2,884,121

See Notes to Financial Statements.

52	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak International Opportunities Fund	Portfolio of Investments

October 31, 2018 (Unaudited)

	Shares	Value (Note 2)
Japan (continued)
Tokyo Century Corp.	85,200	$4,572,982
Trancom Co., Ltd.	78,990	4,522,823
Tsuruha Holdings, Inc.	17,500	1,826,479
Yakuodo Co., Ltd.	45,500	1,406,623
		74,884,363

Luxembourg (0.26%)
L’Occitane International SA	989,212	1,852,677
Malaysia (0.93%)
AEON Credit Service M Bhd	1,155,560	4,174,242
My EG Services Bhd	2,986,400	858,757
Scicom MSC Bhd	3,754,500	1,507,794
		6,540,793

Mexico (0.74%)
Credito Real SAB de CV SOFOM ER	1,104,342	1,256,933
Regional SAB de CV	560,065	2,759,071
Unifin Financiera SAB de CV SOFOM ENR	620,500	1,162,908
		5,178,912

Netherlands (0.89%)
Aalberts Industries NV	171,397	6,283,088

New Zealand (0.65%)
CBL Corp., Ltd.(a)(d)	1,542,256	231,472
Restaurant Brands New Zealand, Ltd.	773,486	4,335,824
		4,567,296

Norway (2.40%)
Medistim ASA	420,559	3,538,263
Multiconsult ASA(b)(c)	176,700	1,193,733
Sbanken ASA(b)(c)	945,100	9,412,769
TGS NOPEC Geophysical Co. ASA	82,300	2,749,207
		16,893,972

Oman (0.56%)
Tethys Oil AB	409,108	3,926,485
Peru (1.34%)
Alicorp SAA	1,952,297	5,645,824
Credicorp, Ltd.	16,850	3,803,214
		9,449,038

Philippines (2.10%)
Concepcion Industrial Corp.	1,942,800	1,379,804
Holcim Philippines, Inc.	5,918,300	713,771
Pepsi-Cola Products Philippines, Inc.	20,111,500	622,390
Puregold Price Club, Inc.	6,696,000	5,086,604
	Shares	Value (Note 2)
Philippines (continued)
Robinsons Retail Holdings, Inc.	1,696,000	$2,402,707
Security Bank Corp.	1,695,760	4,582,715
		14,787,991

Poland (0.85%)
Dino Polska SA(a)(b)(c)	232,462	5,108,104
LiveChat Software SA	85,000	567,776
PGS Software SA	130,778	276,065
		5,951,945

Singapore (0.69%)
Riverstone Holdings, Ltd./Singapore	5,677,000	4,885,109

South Africa (1.08%)
Cartrack Holdings, Ltd.	594,710	584,226
Cashbuild, Ltd.	124,286	2,272,153
Italtile, Ltd.	4,209,423	3,689,398
Shoprite Holdings, Ltd.	84,200	1,027,929
		7,573,706

South Korea (1.81%)
Hy-Lok Corp.	84,332	1,694,016
ISC Co., Ltd.	231,519	1,854,628
Koh Young Technology, Inc.	25,383	2,011,293
LEENO Industrial, Inc.	79,500	4,183,504
Medy-Tox, Inc.	2,895	1,185,988
Vitzrocell Co., Ltd.(a)	198,884	1,791,497
		12,720,926

Sweden (3.16%)
AddTech AB, Class B	343,608	7,027,093
Bufab AB	347,208	3,514,865
HIQ International AB(a)	124,653	700,587
Hoist Finance AB(b)(c)	434,800	3,487,465
Indutrade AB	186,250	4,470,663
KNOW IT AB	51,800	1,007,372
Nibe Industrier AB, Class B	82,700	863,137
TF Bank AB(c)	132,700	1,145,572
		22,216,754

Switzerland (0.45%)
Luxoft Holding, Inc.(a)	59,075	2,435,662
VZ Holding AG	2,560	725,207
		3,160,869

Taiwan (2.72%)
ASPEED Technology, Inc.	37,958	559,342
Bioteque Corp.	908,000	2,455,195
Materials Analysis Technology, Inc.	748,000	1,012,361
Poya International Co., Ltd.	216,000	1,882,367
Sinmag Equipment Corp.	986,158	3,969,471
Sporton International, Inc.	1,439,003	5,362,409

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2018	53

Grandeur Peak International Opportunities Fund	Portfolio of Investments

October 31, 2018 (Unaudited)

	Shares	Value (Note 2)
Taiwan (continued)
Test Research, Inc.	2,238,252	$3,112,960
TSC Auto ID Technology Co., Ltd.	138,000	768,352
		19,122,457

Turkey (0.08%)
DP Eurasia NV(a)(b)(c)	386,540	573,128

United Arab Emirates (0.38%)
Aramex PJSC	2,477,239	2,663,952

United States (4.86%)
Core Laboratories NV	60,676	5,172,022
EPAM Systems, Inc.(a)	77,275	9,232,044
FirstCash, Inc.	99,911	8,032,845
GBGI, Ltd.	1,426,215	1,540,426
Genpact, Ltd.	154,200	4,226,622
Lululemon Athletica, Inc.(a)	42,625	5,998,616
		34,202,575

Vietnam (1.52%)
Ho Chi Minh City Development Joint Stock Commercial Bank	2,161,861	3,043,214
Vietnam Dairy Products JSC	710,796	3,546,337
Vietnam Technological & Commercial Joint Stock Bank(a)	3,570,063	4,137,955
		10,727,506
TOTAL COMMON STOCKS
(Cost $568,465,156)		660,195,620

	Principal Amount	Value (Note 2)
CORPORATE BONDS (0.11%)
Malaysia (0.11%)
AEON Credit Service M Bhd
3.50%, 09/15/2020	$2,235,120	$750,470

TOTAL CORPORATE BONDS
(Cost $530,970)		750,470

TOTAL INVESTMENTS (93.89%)
(Cost $568,996,126)		$660,946,090

Other Assets In Excess Of Liabilities (6.11%)		43,041,404

NET ASSETS (100.00%)		$703,987,494
(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2018, these securities had a total aggregate market value of $37,343,255 representing 5.30% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of October 31, 2018, the aggregate market value of those securities was $45,145,157, representing 6.41% of net assets.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also footnote 2 to the financial statements for additional information.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Financial Statements.

54	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak International Stalwarts Fund	Portfolio of Investments

October 31, 2018 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (93.66%)
Argentina (0.56%)
Globant SA(a)	58,500	$3,011,580

Australia (0.91%)
carsales.com, Ltd.	243,460	2,110,203
Domino’s Pizza Enterprises, Ltd.	74,000	2,836,182
		4,946,385

Bangladesh (0.60%)
Square Pharmaceuticals, Ltd.	1,026,742	3,270,885

Belgium (0.86%)
Melexis NV	70,590	4,642,637

Bermuda (1.48%)
Bank of NT Butterfield & Son, Ltd.	198,382	7,992,811

Brazil (2.23%)
Fleury SA	865,100	4,856,090
Hypera SA	439,100	3,488,966
Pagseguro Digital, Ltd., Class A(a)	26,075	703,764
Raia Drogasil SA	179,800	3,040,391
		12,089,211

Britain (13.05%)
Ascential PLC	352,900	1,697,682
B&M European Value Retail SA	2,377,900	12,653,421
boohoo Group PLC(a)	1,496,200	4,050,410
Close Brothers Group PLC	183,998	3,455,882
Dechra Pharmaceuticals PLC	315,200	9,209,550
Diploma PLC	406,417	6,815,193
Intertek Group PLC	79,200	4,745,378
Metro Bank PLC(a)	270,225	7,668,474
Sanne Group PLC	1,010,300	7,231,653
St James’s Place PLC	859,332	11,105,373
Ted Baker PLC	85,619	2,004,910
		70,637,926

Canada (5.52%)
Gildan Activewear, Inc.	233,794	6,988,335
Ritchie Bros Auctioneers, Inc.	138,150	4,643,222
Shopify, Inc.(a)	21,500	2,970,225
Stantec, Inc.	586,489	15,263,104
		29,864,886

China (7.30%)
51job, Inc., ADR(a)	63,675	3,910,282
58.com, Inc., ADR(a)	20,700	1,357,713
Alibaba Group Holding, Ltd., Sponsored ADR(a)	20,025	2,849,157
	Shares	Value (Note 2)
China (continued)
China Medical System Holdings, Ltd.	3,412,600	$4,076,160
CSPC Pharmaceutical Group, Ltd.	2,262,000	4,819,887
Ctrip.com International, Ltd., ADR(a)	108,225	3,601,728
Man Wah Holdings, Ltd.	3,446,600	1,590,421
Silergy Corp.	537,200	6,844,164
Tencent Holdings, Ltd.	69,000	2,363,889
Wuxi Biologics Cayman, Inc.(a)(b)(c)	275,000	1,967,609
Yum China Holdings, Inc.	170,225	6,141,718
		39,522,728

Colombia (1.04%)
Parex Resources, Inc.(a)	386,219	5,624,079

Egypt (0.35%)
Commercial International Bank Egypt SAE	420,752	1,885,166

France (3.56%)
Alten SA	88,664	8,551,215
BioMerieux	45,650	3,481,200
Bureau Veritas SA	188,650	4,255,961
Eurofins Scientific SE	5,900	2,973,262
		19,261,638

Georgia (0.99%)
Bank of Georgia Group PLC	186,600	3,719,361
Georgia Capital PLC(a)	108,500	1,622,613
		5,341,974

Germany (7.83%)
Aroundtown SA	255,964	2,121,077
Dermapharm Holding SE(a)	207,534	5,910,903
FUCHS PETROLUB SE	78,500	3,633,742
Grand City Properties SA	290,500	7,023,070
GRENKE AG	51,650	4,953,407
Norma Group SE	129,350	6,983,852
PATRIZIA Immobilien AG	243,280	4,182,082
Wirecard AG	40,450	7,566,453
		42,374,586

Hong Kong (3.34%)
Value Partners Group, Ltd.	7,241,000	5,400,491
Vitasoy International Holdings, Ltd.	3,975,000	12,671,936
		18,072,427

India (4.47%)
Alkem Laboratories, Ltd.	127,174	3,289,202
Bajaj Finance, Ltd.	232,930	7,494,738
HDFC Asset Management Co., Ltd.(a)(b)(c)	157,000	2,973,541

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2018	55

Grandeur Peak International Stalwarts Fund	Portfolio of Investments

October 31, 2018 (Unaudited)

	Shares	Value (Note 2)
India (continued)
HDFC Standard Life Insurance Co., Ltd.(b)(c)	388,000	$1,955,321
WNS Holdings, Ltd., ADR(a)	168,895	8,476,840
		24,189,642

Indonesia (0.53%)
Bank Central Asia Tbk PT	1,833,000	2,854,094

Israel (1.23%)
Wix.com, Ltd.(a)	68,250	6,644,138

Italy (4.47%)
Brembo SpA	697,857	7,725,903
DiaSorin SpA	89,920	8,529,190
FinecoBank Banca Fineco SpA	512,500	5,356,461
Interpump Group SpA	90,662	2,615,606
		24,227,160

Japan (9.97%)
Aeon Delight Co., Ltd.	136,300	4,550,738
Cosmos Pharmaceutical Corp.	11,900	2,432,327
Create SD Holdings Co., Ltd.	210,900	5,342,546
Japan Lifeline Co., Ltd.	483,800	7,053,339
MISUMI Group, Inc.	430,800	8,633,575
Nihon M&A Center, Inc.	497,700	11,926,047
Seria Co., Ltd.	159,700	5,357,788
Sundrug Co., Ltd.	99,600	3,619,353
Tokyo Century Corp.	37,300	2,002,022
Tsuruha Holdings, Inc.	29,600	3,089,358
		54,007,093

Kenya (0.36%)
Safaricom PLC	8,489,600	1,925,582

Mexico (0.72%)
Regional SAB de CV	795,350	3,918,165

Netherlands (1.79%)
Aalberts Industries NV	265,071	9,716,998

Norway (0.54%)
TGS NOPEC Geophysical Co. ASA	88,264	2,948,433

Peru (1.45%)
Alicorp SAA	1,302,439	3,766,507
Credicorp, Ltd.	18,025	4,068,423
		7,834,930

Philippines (2.04%)
Puregold Price Club, Inc.	5,236,200	3,977,670
Robinsons Retail Holdings, Inc.	2,119,320	3,002,419
	Shares	Value (Note 2)
Philippines (continued)
Security Bank Corp.	1,508,200	$4,075,843
		11,055,932

Poland (1.18%)
Dino Polska SA(a)(b)(c)	291,772	6,411,378

South Korea (1.17%)
LG Household & Health Care, Ltd.	3,550	3,264,598
Medy-Tox, Inc.	7,550	3,092,992
		6,357,590

Sweden (2.77%)
AddTech AB, Class B	165,200	3,378,489
Indutrade AB	217,150	5,212,373
Nibe Industrier AB, Class B	305,300	3,186,407
Sweco AB, Class B	143,900	3,244,523
		15,021,792

Switzerland (1.79%)
Luxoft Holding, Inc.(a)	63,450	2,616,043
Partners Group Holding AG	7,790	5,546,130
VZ Holding AG	1,654	468,552
Wizz Air Holdings PLC(a)(b)(c)	31,832	1,044,058
		9,674,783

United States (7.50%)
Accenture PLC, Class A	26,300	4,145,406
Burford Capital, Ltd.	201,100	4,262,720
Core Laboratories NV	60,750	5,178,330
EPAM Systems, Inc.(a)	76,800	9,175,296
FirstCash, Inc.	64,859	5,214,663
Genpact, Ltd.	146,300	4,010,083
Lululemon Athletica, Inc.(a)	61,175	8,609,158
		40,595,656

Vietnam (2.06%)
Ho Chi Minh City Development Joint Stock Commercial Bank	1,946,248	2,739,699
Vietnam Dairy Products JSC	962,910	4,804,197
Vietnam Technological & Commercial Joint Stock Bank(a)	3,118,067	3,614,060
		11,157,956
TOTAL COMMON STOCKS
(Cost $489,476,302)		507,080,241

See Notes to Financial Statements.

56	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak International Stalwarts Fund	Portfolio of Investments

October 31, 2018 (Unaudited)

TOTAL INVESTMENTS (93.66%)
(Cost $489,476,302)	$507,080,241

Other Assets In Excess Of Liabilities (6.34%)	34,351,210

NET ASSETS (100.00%)	$541,431,451

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2018, these securities had a total aggregate market value of $14,351,907 representing 2.65% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of October 31, 2018, the aggregate market value of those securities was $14,351,907, representing 2.65% of net assets.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2018	57

Grandeur Peak Funds®	Statements of Assets and Liabilities

October 31, 2018 (Unaudited)

	Grandeur Peak Emerging Markets Opportunities Fund	Grandeur Peak Global Micro Cap Fund	Grandeur Peak Global Opportunities Fund	Grandeur Peak Global Reach Fund
ASSETS
Investments, at value (Cost - see below)	$359,912,453	$35,028,105	$663,584,696	$314,742,250
Cash	52,861,746	941,766	8,030,007	927,089
Foreign cash, at value (Cost $2,387,509, $127,068, $1,563,226 and $904,028, respectively)	2,383,775	126,922	1,560,777	902,777
Dividends and interest receivable	300,601	46,885	1,040,289	357,850
Receivable for investments sold	1,778,720	33,281	11,068,615	4,398,467
Receivable for fund shares subscribed	2,293	60	138,181	52,392
Prepaid and other assets	8,934	12,283	24,407	20,611
Total assets	417,248,522	36,189,302	685,446,972	321,401,436

LIABILITIES
Payable for investments purchased	3,447,930	1,907	6,422,143	2,355,054
Foreign capital gains tax	136,564	4,134	–	22,912
Payable for fund shares redeemed	19,590	–	275,050	29,540
Advisory fees payable	474,710	45,429	722,665	314,696
Administration fees payable	19,079	9,564	26,942	22,061
Custodian fees payable	115,953	8,177	64,571	40,175
Payable for trustee fees and expenses	3,184	257	4,800	2,177
Payable for chief compliance officer fee	1,485	132	2,389	1,101
Payable for principal financial officer fees	255	22	411	188
Distribution and service fees payable	3,041	–	34,352	12,355
Payable for transfer agency fees	4,352	4,340	11,081	8,275
Accrued expenses and other liabilities	35,886	13,012	41,836	33,573
Total liabilities	4,262,029	86,974	7,606,240	2,842,107
NET ASSETS	$412,986,493	$36,102,328	$677,840,732	$318,559,329

NET ASSETS CONSISTS OF
Paid-in capital (Note 5)	$418,294,610	$31,450,822	$505,961,825	$255,336,095
Total distributable earnings	(5,308,117)	4,651,506	171,878,907	63,223,234
NET ASSETS	$412,986,493	$36,102,328	$677,840,732	$318,559,329

INVESTMENTS, AT COST	$367,149,951	$32,472,859	$553,092,010	$281,680,631

PRICING OF SHARES
Investor Class
Net Assets	$13,012,931	$–	$155,057,387	$55,619,009
Net Asset Value, offering and redemption price per share	$10.42	$–	$3.49	$15.05
Shares of beneficial interest outstanding	1,248,396	–	44,444,432	3,696,707
Institutional Class
Net Assets	$399,973,562	$36,102,328	$522,783,345	$262,940,320
Net Asset Value, offering and redemption price per share	$10.49	$11.56	$3.53	$15.11
Shares of beneficial interest outstanding	38,129,436	3,123,277	147,907,105	17,401,444

See Notes to Financial Statements.

58	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Funds®	Statements of Assets and Liabilities

October 31, 2018 (Unaudited)

	Grandeur Peak Global Stalwarts Fund	Grandeur Peak International Opportunities Fund	Grandeur Peak International Stalwarts Fund
ASSETS
Investments, at value (Cost - see below)	$167,241,945	$660,946,090	$507,080,241
Cash	7,594,972	38,014,729	31,569,366
Foreign cash, at value (Cost $354,998, $1,405,363 and $1,451,281, respectively)	353,890	1,402,692	1,447,623
Dividends and interest receivable	187,301	1,292,496	682,678
Receivable for investments sold	1,259,966	3,863,456	4,354,746
Receivable for fund shares subscribed	1,097,877	34,481	100,213
Prepaid and other assets	24,882	24,964	35,078
Total assets	177,760,833	705,578,908	545,269,945

LIABILITIES
Payable for investments purchased	453,145	180,502	3,105,352
Foreign capital gains tax	25,337	–	102,101
Payable for fund shares redeemed	140,936	464,202	132,934
Advisory fees payable	123,097	751,858	382,399
Administration fees payable	9,524	28,116	19,479
Custodian fees payable	12,207	93,229	39,332
Payable for trustee fees and expenses	1,032	5,824	2,783
Payable for chief compliance officer fee	538	2,774	1,521
Payable for principal financial officer fees	93	477	261
Distribution and service fees payable	17,329	14,054	11,869
Payable for transfer agency fees	8,272	8,856	16,245
Accrued expenses and other liabilities	16,945	41,522	24,218
Total liabilities	808,455	1,591,414	3,838,494
NET ASSETS	$176,952,378	$703,987,494	$541,431,451

NET ASSETS CONSISTS OF
Paid-in capital (Note 5)	$161,659,528	$540,772,763	$510,797,905
Total distributable earnings	15,292,850	163,214,731	30,633,546
NET ASSETS	$176,952,378	$703,987,494	$541,431,451

INVESTMENTS, AT COST	$157,243,959	$568,996,126	$489,476,302

PRICING OF SHARES
Investor Class
Net Assets	$79,724,390	$62,868,800	$53,628,193
Net Asset Value, offering and redemption price per share	$13.36	$3.47	$13.44
Shares of beneficial interest outstanding	5,967,763	18,097,702	3,991,224
Institutional Class
Net Assets	$97,227,988	$641,118,694	$487,803,258
Net Asset Value, offering and redemption price per share	$13.45	$3.50	$13.49
Shares of beneficial interest outstanding	7,230,346	183,416,265	36,168,383

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2018	59

Grandeur Peak Funds®	Statements of Operations

For the Six Months Ended October 31, 2018 (Unaudited)

	Grandeur Peak Emerging Markets Opportunities Fund	Grandeur Peak Global Micro Cap Fund	Grandeur Peak Global Opportunities Fund	Grandeur Peak Global Reach Fund
INVESTMENT INCOME
Dividends	$5,622,121	$463,138	$6,280,767	$3,284,122
Interest	9,812	3,645	50,984	40,072
Foreign taxes withheld	(408,572)	(34,928)	(377,010)	(220,599)
Total investment income	5,223,361	431,855	5,954,741	3,103,595

EXPENSES
Investment advisor fees (Note 6)	3,039,804	308,974	4,835,504	2,032,092
Recoupment of previously waived fees (Note 6)	–	4,885	–	–
Administrative fees	82,078	20,602	132,525	77,808
Distribution and service fees - Investor Class	19,385	–	221,846	79,607
Transfer agent fees	18,929	18,902	36,169	28,954
Professional fees	30,401	17,306	28,696	24,022
Printing fees	5,457	1,392	15,043	9,126
Registration fees	17,035	9,346	16,891	14,640
Custodian fees	275,508	34,617	182,374	138,632
Trustee fees and expenses	6,184	554	10,398	4,913
Chief compliance officer fees	4,195	378	7,008	3,308
Principal financial officer fees	719	64	1,201	566
Other expenses	6,687	2,528	9,937	5,843
Total expenses	3,506,382	419,548	5,497,592	2,419,511
Voluntary waiver of investment advisory fees (Note 6)	(35,304)	–	(202,178)	–
Less fees waived/reimbursed by investment advisor (Note 6)	–	(7,880)	–	–
Total net expenses	3,471,078	411,668	5,295,414	2,419,511
NET INVESTMENT INCOME	1,752,283	20,187	659,327	684,084

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) on investments	(2,855,260)	273,983	27,383,787	16,909,342
Net realized loss on foreign currency transactions	(197,070)	(12,365)	(154,251)	(112,136)
Net realized gain/(loss)	(3,052,330)	261,618	27,229,536	16,797,206
Net change in unrealized depreciation on investments (net of change in foreign capital gains tax of $(106,491), $1,887, $(93,577) and $(26,640), respectively)	(96,376,200)	(5,167,230)	(117,022,971)	(58,816,556)
Net change in unrealized depreciation on translation of assets and liabilities in foreign currencies	(6,013)	(748)	(13,772)	(4,713)
Net change in unrealized depreciation	(96,382,213)	(5,167,978)	(117,036,743)	(58,821,269)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	(99,434,543)	(4,906,360)	(89,807,207)	(42,024,063)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(97,682,260)	$(4,886,173)	$(89,147,880)	$(41,339,979)

See Notes to Financial Statements.

60	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Funds®	Statements of Operations

For the Six Months Ended October 31, 2018 (Unaudited)

	Grandeur Peak Global Stalwarts Fund	Grandeur Peak International Opportunities Fund	Grandeur Peak International Stalwarts Fund
INVESTMENT INCOME
Dividends	$1,396,724	$8,621,108	$4,531,843
Interest	–	9,701	164,747
Foreign taxes withheld	(81,673)	(650,533)	(326,165)
Total investment income	1,315,051	7,980,276	4,370,425

EXPENSES
Investment advisor fees (Note 6)	784,730	5,226,102	2,340,890
Recoupment of previously waived fees (Note 6)	39,413	–	–
Administrative fees	39,182	142,856	98,908
Distribution and service fees - Investor Class	116,355	90,384	70,255
Transfer agent fees	30,223	28,315	51,165
Professional fees	18,140	28,083	20,401
Printing fees	5,025	10,292	9,430
Registration fees	12,028	16,234	15,354
Custodian fees	65,369	253,817	158,468
Trustee fees and expenses	2,569	11,621	7,476
Chief compliance officer fees	1,713	7,852	4,973
Principal financial officer fees	294	1,345	852
Other expenses	5,496	10,765	8,936
Total expenses	1,120,537	5,827,666	2,787,108
Voluntary waiver of investment advisory fees (Note 6)	–	(249,050)	–
Total net expenses	1,120,537	5,578,616	2,787,108
NET INVESTMENT INCOME	194,514	2,401,660	1,583,317

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain on investments	2,154,944	31,298,279	2,664,709
Net realized loss on foreign currency transactions	(27,425)	(263,860)	(181,449)
Net realized gain	2,127,519	31,034,419	2,483,260
Net change in unrealized depreciation on investments (net of change in foreign capital gains tax of $4,490, $(176,474) and $37,806, respectively)	(24,647,734)	(162,070,365)	(87,699,497)
Net change in unrealized depreciation on translation of assets and liabilities in foreign currencies	(8,348)	(15,396)	(28,203)
Net change in unrealized depreciation	(24,656,082)	(162,085,761)	(87,727,700)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	(22,528,563)	(131,051,342)	(85,244,440)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(22,334,049)	$(128,649,682)	$(83,661,123)

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2018	61

Grandeur Peak Emerging Markets Opportunities Fund	Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2018 (Unaudited)	For the Year Ended April 30, 2018
OPERATIONS
Net investment income	$1,752,283	$2,165,202
Net realized gain/(loss)	(3,052,330)	14,017,210
Net change in unrealized appreciation/(depreciation)	(96,382,213)	37,631,237
Net increase/(decrease) in net assets resulting from operations	(97,682,260)	53,813,649

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 3)(a)
Investor Class	–	–
Institutional Class	–	(518,950)
Net decrease in net assets from distributions	–	(518,950)

CAPITAL SHARE TRANSACTIONS (NOTE 5)
Investor Class
Proceeds from sales of shares	365,565	775,580
Cost of shares redeemed	(2,396,776)	(2,386,409)
Redemption fees	2	–
Net decrease from capital shares transactions	(2,031,209)	(1,610,829)

Institutional Class
Proceeds from sales of shares	54,111,953	49,952,122
Distributions reinvested	–	468,941
Cost of shares redeemed	(31,340,499)	(29,142,671)
Redemption fees	490	322
Net increase from capital shares transactions	22,771,944	21,278,714

Net increase/(decrease) in net assets	(76,941,525)	72,962,584

NET ASSETS
Beginning of period	489,928,018	416,965,434
End of period	$412,986,493	$489,928,018 (b)

OTHER INFORMATION
Shares Transactions
Investor Class
Issued	30,729	60,550
Redeemed	(212,907)	(194,865)
Net decrease in share transactions	(182,178)	(134,315)

Institutional Class
Issued	4,803,033	3,752,939
Issued to shareholders in reinvestment of distributions	–	36,017
Redeemed	(2,601,360)	(2,258,217)
Net increase in share transactions	2,201,673	1,530,739

(a)	For the prior year ended April 30, 2018, Total Distributions consisted of Net Investment Income (518,950), and Net Realized Gains –.
(b)	For the prior year ended April 30, 2018, included accumulated net investment income of $309,589.

See Notes to Financial Statements.

62	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Micro Cap Fund	Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2018 (Unaudited)	For the Year Ended April 30, 2018
OPERATIONS
Net investment income/(loss)	$20,187	$(1,052)
Net realized gain	261,618	4,075,012
Net change in unrealized appreciation/(depreciation)	(5,167,978)	2,334,379
Net increase/(decrease) in net assets resulting from operations	(4,886,173)	6,408,339

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 3)(a)
Institutional Class	–	(2,928,849)
Net decrease in net assets from distributions	–	(2,928,849)

CAPITAL SHARE TRANSACTIONS (NOTE 5)
Institutional Class
Proceeds from sales of shares	490,780	1,986,506
Distributions reinvested	–	2,815,178
Cost of shares redeemed	(1,211,629)	(3,191,486)
Redemption fees	–	17
Net increase/(decrease) from capital shares transactions	(720,849)	1,610,215

Net increase/(decrease) in net assets	(5,607,022)	5,089,705

NET ASSETS
Beginning of period	41,709,350	36,619,645
End of period	$36,102,328	$41,709,350 (b)

OTHER INFORMATION
Shares Transactions
Institutional Class
Issued	38,286	150,447
Issued to shareholders in reinvestment of distributions	–	212,948
Redeemed	(94,808)	(241,118)
Net increase/(decrease) in share transactions	(56,522)	122,277

(a)	For the prior year ended April 30, 2018, Total Distributions consisted of Net Investment Income (184,962), and Net Realized Gains 2,743,887.
(b)	For the prior year ended April 30, 2018, included accumulated net investment income of $–.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2018	63

Grandeur Peak Global Opportunities Fund	Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2018 (Unaudited)	For the Year Ended April 30, 2018
OPERATIONS
Net investment income	$659,327	$1,706,038
Net realized gain	27,229,536	65,306,493
Net change in unrealized appreciation/(depreciation)	(117,036,743)	61,142,695
Net increase/(decrease) in net assets resulting from operations	(89,147,880)	128,155,226

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 3)(a)
Investor Class	–	(10,280,542)
Institutional Class	–	(32,134,010)
Net decrease in net assets from distributions	–	(42,414,552)

CAPITAL SHARE TRANSACTIONS (NOTE 5)
Investor Class
Proceeds from sales of shares	5,826,767	22,888,443
Distributions reinvested	–	9,719,833
Cost of shares redeemed	(18,507,897)	(30,840,920)
Redemption fees	179	1,110
Net increase/(decrease) from capital shares transactions	(12,680,951)	1,768,466

Institutional Class
Proceeds from sales of shares	13,712,863	26,846,472
Distributions reinvested	–	30,664,935
Cost of shares redeemed	(13,892,477)	(64,400,921)
Redemption fees	–	274
Net decrease from capital shares transactions	(179,614)	(6,889,240)

Net increase/(decrease) in net assets	(102,008,445)	80,619,900

NET ASSETS
Beginning of period	779,849,177	699,229,277
End of period	$677,840,732	$779,849,177 (b)

OTHER INFORMATION
Shares Transactions
Investor Class
Issued	1,482,228	5,933,663
Issued to shareholders in reinvestment of distributions	–	2,460,717
Redeemed	(4,719,377)	(7,896,305)
Net increase/(decrease) in share transactions	(3,237,149)	498,075

Institutional Class
Issued	3,474,304	6,845,193
Issued to shareholders in reinvestment of distributions	–	7,666,235
Redeemed	(3,516,882)	(16,296,273)
Net decrease in share transactions	(42,578)	(1,784,845)

(a)	For the prior year ended April 30, 2018, Total Distributions consisted of Net Investment Income $676,490, and Net Realized Gains 41,738,062.
(b)	For the prior year ended April 30, 2018, included accumulated net investment income of $607,070.

See Notes to Financial Statements.

64	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Reach Fund	Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2018 (Unaudited)	For the Year Ended April 30, 2018
OPERATIONS
Net investment income	$684,084	$814,714
Net realized gain	16,797,206	23,684,460
Net change in unrealized appreciation/(depreciation)	(58,821,269)	35,204,597
Net increase/(decrease) in net assets resulting from operations	(41,339,979)	59,703,771

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 3)(a)
Investor Class	–	(871,964)
Institutional Class	–	(4,329,408)
Net decrease in net assets from distributions	–	(5,201,372)

CAPITAL SHARE TRANSACTIONS (NOTE 5)
Investor Class
Proceeds from sales of shares	3,214,344	4,258,731
Distributions reinvested	–	821,348
Cost of shares redeemed	(6,302,071)	(17,054,715)
Redemption fees	–	51
Net decrease from capital shares transactions	(3,087,727)	(11,974,585)

Institutional Class
Proceeds from sales of shares	9,188,461	18,157,332
Distributions reinvested	–	4,111,759
Cost of shares redeemed	(14,393,857)	(22,861,068)
Redemption fees	8	167
Net decrease from capital shares transactions	(5,205,388)	(591,810)

Net increase/(decrease) in net assets	(49,633,094)	41,936,004

NET ASSETS
Beginning of period	368,192,423	326,256,419
End of period	$318,559,329	$368,192,423 (b)

OTHER INFORMATION
Shares Transactions
Investor Class
Issued	187,939	268,300
Issued to shareholders in reinvestment of distributions	–	49,360
Redeemed	(375,521)	(1,087,058)
Net decrease in share transactions	(187,582)	(769,398)

Institutional Class
Issued	542,741	1,125,868
Issued to shareholders in reinvestment of distributions	–	246,656
Redeemed	(896,752)	(1,399,288)
Net decrease in share transactions	(354,011)	(26,764)

(a)	For the prior year ended April 30, 2018, Total Distributions consisted of Net Investment Income (374,631), and Net Realized Gains 4,826,741.
(b)	For the prior year ended April 30, 2018, included accumulated net investment income of $4,867.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2018	65

Grandeur Peak Global Stalwarts Fund	Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2018 (Unaudited)	For the Year Ended April 30, 2018
OPERATIONS
Net investment income	$194,514	$138,744
Net realized gain	2,127,519	4,911,437
Net change in unrealized appreciation/(depreciation)	(24,656,082)	20,023,502
Net increase/(decrease) in net assets resulting from operations	(22,334,049)	25,073,683

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 3)(a)
Investor Class	–	(1,233,885)
Institutional Class	–	(1,137,784)
Net decrease in net assets from distributions	–	(2,371,669)

CAPITAL SHARE TRANSACTIONS (NOTE 5)
Investor Class
Proceeds from sales of shares	22,120,654	30,508,717
Distributions reinvested	–	1,207,967
Cost of shares redeemed	(24,725,217)	(12,629,686)
Redemption fees	4,536	2,502
Net increase/(decrease) from capital shares transactions	(2,600,027)	19,089,500

Institutional Class
Proceeds from sales of shares	20,200,261	47,116,433
Distributions reinvested	–	1,036,423
Cost of shares redeemed	(6,398,625)	(10,882,140)
Redemption fees	116	295
Net increase from capital shares transactions	13,801,752	37,271,011

Net increase/(decrease) in net assets	(11,132,324)	79,062,525

NET ASSETS
Beginning of period	188,084,702	109,022,177
End of period	$176,952,378	$188,084,702 (b)

OTHER INFORMATION
Shares Transactions
Investor Class
Issued	1,482,926	2,152,925
Issued to shareholders in reinvestment of distributions	–	82,511
Redeemed	(1,660,198)	(888,539)
Net increase/(decrease) in share transactions	(177,272)	1,346,897
Institutional Class
Issued	1,352,054	3,250,939
Issued to shareholders in reinvestment of distributions	–	70,505
Redeemed	(430,181)	(749,691)
Net increase in share transactions	921,873	2,571,753

(a)	For the prior year ended April 30, 2018, Total Distributions consisted of Net Investment Income –, and Net Realized Gains $2,371,669.
(b)	For the prior year ended April 30, 2018, included accumulated net investment income of $–.

See Notes to Financial Statements.

66	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak International Opportunities Fund	Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2018 (Unaudited)	For the Year Ended April 30, 2018
OPERATIONS
Net investment income	$2,401,660	$4,535,773
Net realized gain	31,034,419	65,202,002
Net change in unrealized appreciation/(depreciation)	(162,085,761)	81,871,437
Net increase/(decrease) in net assets resulting from operations	(128,649,682)	151,609,212

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 3)(a)
Investor Class	–	(2,773,544)
Institutional Class	–	(27,677,996)
Net decrease in net assets from distributions	–	(30,451,540)

CAPITAL SHARE TRANSACTIONS (NOTE 5)
Investor Class
Proceeds from sales of shares	8,265,716	9,422,538
Distributions reinvested	–	2,591,766
Cost of shares redeemed	(12,508,653)	(23,474,795)
Redemption fees	3,199	18
Net decrease from capital shares transactions	(4,239,738)	(11,460,473)

Institutional Class
Proceeds from sales of shares	10,558,203	34,216,073
Distributions reinvested	–	24,999,053
Cost of shares redeemed	(65,690,465)	(53,812,908)
Redemption fees	594	1,808
Net increase/(decrease) from capital shares transactions	(55,131,668)	5,404,026

Net increase/(decrease) in net assets	(188,021,088)	115,101,225

NET ASSETS
Beginning of period	892,008,582	776,907,357
End of period	$703,987,494	$892,008,582 (b)

OTHER INFORMATION
Shares Transactions
Investor Class
Issued	2,026,516	2,374,458
Issued to shareholders in reinvestment of distributions	–	632,138
Redeemed	(3,105,272)	(5,887,657)
Net decrease in share transactions	(1,078,756)	(2,881,061)

Institutional Class
Issued	2,685,931	8,496,775
Issued to shareholders in reinvestment of distributions	–	6,067,731
Redeemed	(16,480,159)	(13,071,539)
Net increase/(decrease) in share transactions	(13,794,228)	1,492,967

(a)	For the prior year ended April 30, 2018, Total Distributions consisted of Net Investment Income (2,499,365), and Net Realized Gains 27,952,175.
(b)	For the prior year ended April 30, 2018, included accumulated net investment income of $1,101,791.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2018	67

Grandeur Peak International Stalwarts Fund	Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2018 (Unaudited)	For the Year Ended April 30, 2018
OPERATIONS
Net investment income	$1,583,317	$2,349,601
Net realized gain	2,483,260	13,362,555
Net change in unrealized appreciation/(depreciation)	(87,727,700)	60,834,947
Net increase/(decrease) in net assets resulting from operations	(83,661,123)	76,547,103

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 3)(a)
Investor Class	–	(527,381)
Institutional Class	–	(5,642,167)
Net decrease in net assets from distributions	–	(6,169,548)

CAPITAL SHARE TRANSACTIONS (NOTE 5)
Investor Class
Proceeds from sales of shares	14,687,765	21,050,455
Distributions reinvested	–	485,971
Cost of shares redeemed	(5,230,124)	(6,873,308)
Redemption fees	208	663
Net increase from capital shares transactions	9,457,849	14,663,781

Institutional Class
Proceeds from sales of shares	99,935,017	225,088,542
Distributions reinvested	–	5,267,972
Cost of shares redeemed	(33,139,324)	(63,009,263)
Redemption fees	2,564	9,004
Net increase from capital shares transactions	66,798,257	167,356,255

Net increase/(decrease) in net assets	(7,405,017)	252,397,591

NET ASSETS
Beginning of period	548,836,468	296,438,877
End of period	$541,431,451	$548,836,468 (b)

OTHER INFORMATION
Shares Transactions
Investor Class
Issued	966,199	1,425,304
Issued to shareholders in reinvestment of distributions	–	32,141
Redeemed	(354,664)	(457,934)
Net increase in share transactions	611,535	999,511
Institutional Class
Issued	6,451,890	15,450,477
Issued to shareholders in reinvestment of distributions	–	347,951
Redeemed	(2,170,267)	(4,230,944)
Net increase in share transactions	4,281,623	11,567,484

(a)	For the prior year ended April 30, 2018, Total Distributions consisted of Net Investment Income (604,680), and Net Realized Gains 5,564,868.
(b)	For the prior year ended April 30, 2018, included accumulated net investment income of $–.

See Notes to Financial Statements.

68	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Emerging Markets Opportunities Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Investor Class	For the Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30, 2018	Year Ended April 30, 2017	Year Ended April 30, 2016	Year Ended April 30, 2015	For the Period December 16, 2013 (Inception) to April 30, 2014
NET ASSET VALUE, BEGINNING OF PERIOD	$13.05		$11.55	$9.82	$11.51	$10.53	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.04		0.03	0.02	0.07	0.02	(0.05)
Net realized and unrealized gain/(loss) on investments	(2.67)		1.47	1.75	(1.41)	1.22	0.58
Total income/(loss) from investment operations	(2.63)		1.50	1.77	(1.34)	1.24	0.53

DISTRIBUTIONS
From net investment income	–		–	(0.04)	–	(0.01)	–
From net realized gain on investments	–		–	–	(0.35)	(0.25)	–
Total distributions	–		–	(0.04)	(0.35)	(0.26)	–

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00	(b)	–	0.00 (b)	0.00 (b)	0.00 (b)	0.00	(b)

INCREASE/DECREASE IN NET ASSET VALUE	(2.63)		1.50	1.73	(1.69)	0.98	0.53
NET ASSET VALUE, END OF PERIOD	$10.42		$13.05	$11.55	$9.82	$11.51	$10.53

TOTAL RETURN	(20.15	)%(c)	12.99%	18.08%	(11.62)%	12.06%	5.30	%(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$13,013		$18,668	$18,074	$20,548	$39,896	$27,952

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/reimbursed by investment advisor)	1.78	%(d)	1.79%	1.76%	1.77%	1.82%	2.01	%(d)(e)
Expenses (including fees waived/reimbursed by investment advisor)	1.77	%(d)	1.78%	1.76%	1.77%	1.82%	1.95	%(d)(e)
Net investment income/(loss)	0.58	%(d)	0.26%	0.21%	0.69%	0.22%	(0.55	)%(d)

PORTFOLIO TURNOVER RATE	19	%(c)	33%	42%	40%	53%	26	%(c)

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Not Annualized.
(d)	Annualized.
(e)	Expense ratios during startup periods may not be representative of longer term operating periods.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2018	69

Grandeur Peak Emerging Markets Opportunities Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Institutional Class	For the Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30, 2018	Year Ended April 30, 2017	Year Ended April 30, 2016	Year Ended April 30, 2015	For the Period December 16, 2013 (Inception) to April 30, 2014
NET ASSET VALUE, BEGINNING OF PERIOD	$13.12		$11.60	$9.85	$11.52	$10.54	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.05		0.06	0.04	0.08	0.05	(0.03)
Net realized and unrealized gain/(loss) on investments	(2.68)		1.48	1.77	(1.40)	1.21	0.57
Total income/(loss) from investment operations	(2.63)		1.54	1.81	(1.32)	1.26	0.54

DISTRIBUTIONS
From net investment income	–		(0.02)	(0.06)	–	(0.03)	–
From net realized gain on investments	–		–	–	(0.35)	(0.25)	–
Total distributions	–		(0.02)	(0.06)	(0.35)	(0.28)	–

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00	(b)

INCREASE/DECREASE IN NET ASSET VALUE	(2.63)		1.52	1.75	(1.67)	0.98	0.54
NET ASSET VALUE, END OF PERIOD	$10.49		$13.12	$11.60	$9.85	$11.52	$10.54

TOTAL RETURN	(20.05	)%(c)	13.24%	18.42%	(11.44)%	12.22%	5.40	%(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$399,974		$471,260	$398,891	$349,493	$428,048	$255,819

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/reimbursed by investment advisor)	1.55	%(d)	1.55%	1.55%	1.55%	1.58%	1.76	%(d)(e)
Expenses (including fees waived/reimbursed by investment advisor)	1.53	%(d)	1.54%	1.55%	1.55%	1.58%	1.70	%(d)(e)
Net investment income/(loss)	0.79	%(d)	0.49%	0.35%	0.75%	0.43%	(0.37	)%(d)

PORTFOLIO TURNOVER RATE	19	%(c)	33%	42%	40%	53%	26	%(c)

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Not Annualized.
(d)	Annualized.
(e)	Expense ratios during startup periods may not be representative of longer term operating periods.

See Notes to Financial Statements.

70	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Micro Cap Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Institutional Class	For the Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30, 2018		Year Ended April 30, 2017	For the Period October 21, 2015 (Commencement of Operations) to April 30, 2016
NET ASSET VALUE, BEGINNING OF PERIOD	$13.12		$11.98		$10.38	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.01		(0.00	)(b)	0.01	(0.02)
Net realized and unrealized gain/(loss) on investments	(1.57)		2.12		1.72	0.40
Total income/(loss) from investment operations	(1.56)		2.12		1.73	0.38

DISTRIBUTIONS
From net investment income	–		(0.06)		(0.02)	–
From net realized gain on investments	–		(0.92)		(0.11)	–
Total distributions	–		(0.98)		(0.13)	–

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	–		0.00	(b)	0.00 (b)	0.00	(b)

INCREASE/DECREASE IN NET ASSET VALUE	(1.56)		1.14		1.60	0.38
NET ASSET VALUE, END OF PERIOD	$11.56		$13.12		$11.98	$10.38

TOTAL RETURN	(11.89	)%(c)	17.68%		16.81%	3.80	%(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$36,102		$41,709		$36,620	$30,735

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/ reimbursed by investment advisor)	2.01	%(d)	2.06%		2.17%	2.30	%(d)(e)
Expenses (including fees waived/ reimbursed by investment advisor)	2.00	%(d)	2.00%		2.00%	2.00	%(d)(e)
Net investment income/(loss)	0.10	%(d)	0.00	%(f)	0.11%	(0.41	)%(d)

PORTFOLIO TURNOVER RATE	20	%(c)	46%		37%	8	%(c)

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Not Annualized.
(d)	Annualized.
(e)	Expense ratios during startup periods may not be representative of longer term operating periods.
(f)	Less than 0.005% of average net assets.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2018	71

Grandeur Peak Global Opportunities Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Investor Class	For the Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30, 2018	Year Ended April 30, 2017		Year Ended April 30, 2016		Year Ended April 30, 2015	Year Ended April 30, 2014
NET ASSET VALUE, BEGINNING OF PERIOD	$3.95		$3.52	$3.01		$3.43		$3.31	$2.77

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	(0.00	)(b)	0.00 (b)	(0.00	)(b)(c)	0.00	(b)	0.00 (b)	(0.00	)(b)
Net realized and unrealized gain/(loss) on investments	(0.46)		0.65	0.51		(0.18)		0.35	0.67
Total income/(loss) from investment operations	(0.46)		0.65	0.51		(0.18)		0.35	0.67

DISTRIBUTIONS
From net investment income	–		–	–		(0.00	)(b)	(0.01)	–
From net realized gain on investments	–		(0.22)	(0.00	)(b)	(0.24)		(0.22)	(0.13)
Total distributions	–		(0.22)	(0.00	)(b)	(0.24)		(0.23)	(0.13)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00	(b)	0.00 (b)	0.00	(b)	0.00	(b)	0.00 (b)	0.00	(b)

INCREASE/DECREASE IN NET ASSET VALUE	(0.46)		0.43	0.51		(0.42)		0.12	0.54
NET ASSET VALUE, END OF PERIOD	$3.49		$3.95	$3.52		$3.01		$3.43	$3.31

TOTAL RETURN	(11.65	)%(d)	18.41%	17.09%		(5.03)%		11.09%	24.31%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$155,057		$188,379	$166,284		$173,156		$201,462	$216,247

RATIOS TO AVERAGE NET ASSETS

Expenses (excluding fees waived/reimbursed by investment advisor)	1.61	%(e)	1.61%	1.61%		1.62%		1.62%	1.68%
Expenses (including fees waived/reimbursed by investment advisor)	1.55	%(e)	1.55%	1.59%		1.62%		1.62%	1.68%
Net investment income/(loss)	(0.01	)%(e)	0.03%	(0.06)%		0.06%		0.12%	(0.15)%

PORTFOLIO TURNOVER RATE	23	%(d)	29%	30%		32%		37%	38%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(d)	Not Annualized.
(e)	Annualized.

See Notes to Financial Statements.

72	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Opportunities Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Institutional Class	For the Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30, 2018		Year Ended April 30, 2017		Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014
NET ASSET VALUE, BEGINNING OF PERIOD	$4.00		$3.56		$3.03		$3.46	$3.34	$2.79

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)	0.00	(b)	0.01		0.01		0.01	0.01	0.00	(b)
Net realized and unrealized gain/(loss) on investments	(0.47)		0.65		0.52		(0.19)	0.34	0.68
Total income/(loss) from investment operations	(0.47)		0.66		0.53		(0.18)	0.35	0.68

DISTRIBUTIONS
From net investment income	–		(0.00	)(b)	(0.00	)(b)	(0.01)	(0.01)	(0.00	)(b)
From net realized gain on investments	–		(0.22)		(0.00	)(b)	(0.24)	(0.22)	(0.13)
Total distributions	–		(0.22)		(0.00	)(a)	(0.25)	(0.23)	(0.13)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	–		0.00	(b)	0.00	(b)	0.00 (b)	0.00 (b)	0.00	(b)

INCREASE/DECREASE IN NET ASSET VALUE	(0.47)		0.44		0.53		(0.43)	0.12	0.55
NET ASSET VALUE, END OF PERIOD	$3.53		$4.00		$3.56		$3.03	$3.46	$3.34

TOTAL RETURN	(11.75	)%(c)	18.62%		17.81%		(5.12)%	11.20%	24.67%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$522,783		$591,470		$532,946		$452,030	$526,394	$492,869

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/reimbursed by investment advisor)	1.36	%(d)	1.36%		1.37%		1.38%	1.38%	1.44%
Expenses (including fees waived/reimbursed by investment advisor)	1.31	%(d)	1.31%		1.35%		1.38%	1.38%	1.44%
Net investment income	0.23	%(d)	0.28%		0.18%		0.30%	0.35%	0.08%

PORTFOLIO TURNOVER RATE	23	%(c)	29%		30%		32%	37%	38%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2018	73

Grandeur Peak Global Reach Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Investor Class	For the Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30, 2018	Year Ended April 30, 2017	Year Ended April 30, 2016	Year Ended April 30, 2015	For the Period June 19, 2013 (Inception) to April 30, 2014
NET ASSET VALUE, BEGINNING OF PERIOD	$16.97		$14.52	$12.31	$13.65	$12.43	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.02		0.01	0.01	0.01	0.00 (b)	(0.02)
Net realized and unrealized gain/(loss) on investments	(1.94)		2.66	2.22	(0.89)	1.37	2.54
Total income/(loss) from investment operations	(1.92)		2.67	2.23	(0.88)	1.37	2.52

DISTRIBUTIONS
From net investment income	–		–	(0.02)	(0.01)	(0.01)	(0.02)
From net realized gain on investments	–		(0.22)	–	(0.45)	(0.14)	(0.08)
Total distributions	–		(0.22)	(0.02)	(0.46)	(0.15)	(0.10)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	–		0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.01

INCREASE/DECREASE IN NET ASSET VALUE	(1.92)		2.45	2.21	(1.34)	1.22	2.43
NET ASSET VALUE, END OF PERIOD	$15.05		$16.97	$14.52	$12.31	$13.65	$12.43

TOTAL RETURN	(11.31	)%(c)	18.44%	18.11%	(6.45)%	11.09%	25.31	%(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$55,619		$65,923	$67,574	$66,984	$87,354	$46,163

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/reimbursed by investment advisor)	1.51	%(d)	1.52%	1.52%	1.60%	1.60%	1.91	%(d)(e)
Expenses (including fees waived/reimbursed by investment advisor)	1.51	%(d)	1.52%	1.52%	1.60%	1.60%	1.60	%(d)(e)
Net investment income/(loss)	0.18	%(d)	0.06%	0.07%	0.10%	0.03%	(0.17	)%(d)

PORTFOLIO TURNOVER RATE	31	%(c)	43%	42%	46%	46%	39	%(c)

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Not Annualized.
(d)	Annualized.
(e)	Expense ratios during startup periods may not be representative of longer term operating periods.

See Notes to Financial Statements.

74	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Reach Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Institutional Class	For the Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30, 2018	Year Ended April 30, 2017	Year Ended April 30, 2016	Year Ended April 30, 2015	For the Period June 19, 2013 (Inception) to April 30, 2014
NET ASSET VALUE, BEGINNING OF PERIOD	$17.02		$14.55	$12.33	$13.66	$12.42	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)	0.04		0.04	0.04	0.04	0.03	0.02
Net realized and unrealized gain/(loss) on investments	(1.95)		2.67	2.22	(0.89)	1.37	2.52
Total income/(loss) from investment operations	(1.91)		2.71	2.26	(0.85)	1.40	2.54

DISTRIBUTIONS
From net investment income	–		(0.02)	(0.04)	(0.03)	(0.02)	(0.04)
From net realized gain on investments	–		(0.22)	–	(0.45)	(0.14)	(0.08)
Total distributions	–		(0.24)	(0.04)	(0.48)	(0.16)	(0.12)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00	(b)

INCREASE/DECREASE IN NET ASSET VALUE	(1.91)		2.47	2.22	(1.33)	1.24	2.42
NET ASSET VALUE, END OF PERIOD	$15.11		$17.02	$14.55	$12.33	$13.66	$12.42

TOTAL RETURN	(11.22	)%(c)	18.69%	18.36%	(6.18)%	11.41%	25.45	%(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$262,940		$302,269	$258,683	$221,759	$260,239	$88,311

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/reimbursed by investment advisor)	1.27	%(d)	1.28%	1.29%	1.35%	1.35%	1.75	%(d)(e)
Expenses (including fees waived/reimbursed by investment advisor)	1.27	%(d)	1.28%	1.29%	1.35%	1.35%	1.35	%(d)(e)
Net investment income	0.41	%(d)	0.27%	0.28%	0.34%	0.23%	0.21	%(d)

PORTFOLIO TURNOVER RATE	31	%(c)	43%	42%	46%	46%	39	%(c)

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Not Annualized.
(d)	Annualized.
(e)	Expense ratios during startup periods may not be representative of longer term operating periods.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2018	75

Grandeur Peak Global Stalwarts Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Investor Class	For the Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30, 2018		Year Ended April 30, 2017	For the Period September 2, 2015 (Commencement of Operations) to April 30, 2016
NET ASSET VALUE, BEGINNING OF PERIOD	$15.06		$12.76		$10.85	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.01		(0.00	)(b)	(0.03)	0.00	(b)
Net realized and unrealized gain/(loss) on investments	(1.71)		2.52		1.95	0.85
Total income/(loss) from investment operations	(1.70)		2.52		1.92	0.85

DISTRIBUTIONS
From net investment income	–		–		(0.01)	(0.00	)(b)
From net realized gain on investments	–		(0.22)		–	(0.00	)(b)
Total distributions	–		(0.22)		(0.01)	(0.00	)(a)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00	(b)	0.00	(b)	0.00 (b)	0.00	(b)

INCREASE/DECREASE IN NET ASSET VALUE	(1.70)		2.30		1.91	0.85
NET ASSET VALUE, END OF PERIOD	$13.36		$15.06		$12.76	$10.85

TOTAL RETURN	(11.29	)%(c)	19.79%		17.70%	8.55	%(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$79,724		$92,552		$61,212	$19,131

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/ reimbursed by investment advisor)	1.27	%(d)	1.35%		1.41%	2.06	%(d)(e)
Expenses (including fees waived/ reimbursed by investment advisor)	1.27	%(d)	1.35%		1.35%	1.35	%(d)(e)
Net investment income/(loss)	0.08	%(d)	(0.03)%		(0.23)%	0.00	%(d)(f)

PORTFOLIO TURNOVER RATE	31	%(c)	30%		32%	24	%(c)

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Not Annualized.
(d)	Annualized.
(e)	Expense ratios during startup periods may not be representative of longer term operating periods.
(f)	Less than 0.005% of average net assets.

See Notes to Financial Statements.

76	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Stalwarts Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Institutional Class	For the Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30, 2018	Year Ended April 30, 2017	For the Period September 2, 2015 (Commencement of Operations) to April 30, 2016
NET ASSET VALUE, BEGINNING OF PERIOD	$15.14		$12.79	$10.87	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)	0.02		0.03	0.01 (b)	0.02
Net realized and unrealized gain/(loss) on investments	(1.71)		2.54	1.93	0.85
Total income/(loss) from investment operations	(1.69)		2.57	1.94	0.87

DISTRIBUTIONS
From net investment income	–		–	(0.02)	(0.00	)(c)
From net realized gain on investments	–		(0.22)	–	(0.00	)(c)
Total distributions	–		(0.22)	(0.02)	(0.00	)(a)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00	(c)	0.00 (c)	0.00 (c)	0.00	(c)

INCREASE/DECREASE IN NET ASSET VALUE	(1.69)		2.35	1.92	0.87
NET ASSET VALUE, END OF PERIOD	$13.45		$15.14	$12.79	$10.87

TOTAL RETURN	(11.16	)%(d)	20.14%	17.92%	8.76	%(d)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$97,228		$95,533	$47,811	$17,562

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/ reimbursed by investment advisor)	1.03	%(e)	1.10%	1.17%	1.86	%(e)(f)
Expenses (including fees waived/ reimbursed by investment advisor)	1.03	%(e)	1.10%	1.10%	1.10	%(e)(f)
Net investment income	0.30	%(e)	0.24%	0.05%	0.22	%(e)

PORTFOLIO TURNOVER RATE	31	%(d)	30%	32%	24	%(d)

(a)	Per share numbers have been calculated using the average shares method.
(b)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Not Annualized.
(e)	Annualized.
(f)	Expense ratios during startup periods may not be representative of longer term operating periods.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2018	77

Grandeur Peak International Opportunities Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Investor Class	For the Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30, 2018	Year Ended April 30, 2017	Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014
NET ASSET VALUE, BEGINNING OF PERIOD	$4.10		$3.55	$3.09	$3.42	$3.41	$2.83

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)	0.01		0.01	0.01	0.01	0.01	0.01
Net realized and unrealized gain/(loss) on investments	(0.64)		0.68	0.52	(0.20)	0.21	0.68
Total income/(loss) from investment operations	(0.63)		0.69	0.53	(0.19)	0.22	0.69

DISTRIBUTIONS
From net investment income	–		(0.01)	(0.02)	(0.01)	(0.01)	(0.02)
From net realized gain on investments	–		(0.13)	(0.05)	(0.13)	(0.20)	(0.09)
Total distributions	–		(0.14)	(0.07)	(0.14)	(0.21)	(0.11)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)

INCREASE/DECREASE IN NET ASSET VALUE	(0.63)		0.55	0.46	(0.33)	0.01	0.58
NET ASSET VALUE, END OF PERIOD	$3.47		$4.10	$3.55	$3.09	$3.42	$3.41

TOTAL RETURN	(15.37	)%(c)	19.30%	17.50%	(5.53)%	7.25%	24.59%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$62,869		$78,686	$78,403	$123,922	$173,842	$153,296

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/reimbursed by investment advisor)	1.62	%(d)	1.61%	1.61%	1.62%	1.62%	1.73%
Expenses (including fees waived/reimbursed by investment advisor)	1.56	%(d)	1.55%	1.58%	1.62%	1.62%	1.73%
Net investment income	0.35	%(d)	0.31%	0.16%	0.45%	0.37%	0.20%

PORTFOLIO TURNOVER RATE	16	%(c)	26%	30%	34%	36%	37%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

78	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak International Opportunities Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Institutional Class	For the Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30, 2018	Year Ended April 30, 2017	Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014
NET ASSET VALUE, BEGINNING OF PERIOD	$4.12		$3.57	$3.11	$3.43	$3.42	$2.84

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)	0.01		0.02	0.01	0.02	0.02	0.01
Net realized and unrealized gain/(loss) on investments	(0.63)		0.67	0.52	(0.20)	0.21	0.69
Total income/(loss) from investment operations	(0.62)		0.69	0.53	(0.18)	0.23	0.70

DISTRIBUTIONS
From net investment income	–		(0.01)	(0.02)	(0.01)	(0.02)	(0.03)
From net realized gain on investments	–		(0.13)	(0.05)	(0.13)	(0.20)	(0.09)
Total distributions	–		(0.14)	(0.07)	(0.14)	(0.22)	(0.12)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)

INCREASE/DECREASE IN NET ASSET VALUE	(0.62)		0.55	0.46	(0.32)	0.01	0.58
NET ASSET VALUE, END OF PERIOD	$3.50		$4.12	$3.57	$3.11	$3.43	$3.42

TOTAL RETURN	(15.05	)%(c)	19.38%	17.59%	(5.02)%	7.41%	24.70%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$641,119		$813,322	$698,504	$579,371	$682,364	$658,127

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/reimbursed by investment advisor)	1.37	%(d)	1.37%	1.37%	1.38%	1.38%	1.46%
Expenses (including fees waived/reimbursed by investment advisor)	1.31	%(d)	1.30%	1.34%	1.38%	1.38%	1.46%
Net investment income	0.60	%(d)	0.54%	0.42%	0.65%	0.61%	0.42%

PORTFOLIO TURNOVER RATE	16	%(c)	26%	30%	34%	36%	37%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2018	79

Grandeur Peak International Stalwarts Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Investor Class	For the Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30, 2018	Year Ended April 30, 2017	For the Period September 2, 2015 (Commencement of Operations) to April 30, 2016
NET ASSET VALUE, BEGINNING OF PERIOD	$15.53		$13.04	$11.02	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)	0.02		0.05	0.02	0.03
Net realized and unrealized gain/(loss) on investments	(2.11)		2.62	2.03	0.99
Total income/(loss) from investment operations	(2.09)		2.67	2.05	1.02

DISTRIBUTIONS
From net investment income	–		–	(0.03)	–
From net realized gain on investments	–		(0.18)	–	–
Total distributions	–		(0.18)	(0.03)	–

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00	(b)	0.00 (b)	0.00 (b)	0.00	(b)

INCREASE/DECREASE IN NET ASSET VALUE	(2.09)		2.49	2.02	1.02
NET ASSET VALUE, END OF PERIOD	$13.44		$15.53	$13.04	$11.02

TOTAL RETURN	(13.46	)%(c)	20.50%	18.68%	10.20	%(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$53,628		$52,478	$31,045	$22,028

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/ reimbursed by investment advisor)	1.18	%(d)	1.19%	1.27%	1.45	%(d)(e)
Expenses (including fees waived/ reimbursed by investment advisor)	1.18	%(d)	1.19%	1.27%	1.35	%(d)(e)
Net investment income	0.31	%(d)	0.33%	0.19%	0.44	%(d)

PORTFOLIO TURNOVER RATE	25	%(c)	24%	37%	59	%(c)

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Not Annualized.
(d)	Annualized.
(e)	Expense ratios during startup periods may not be representative of longer term operating periods.

See Notes to Financial Statements.

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Grandeur Peak International Stalwarts Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Institutional Class	For the Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30, 2018	Year Ended April 30, 2017	For the Period September 2, 2015 (Commencement of Operations) to April 30, 2016
NET ASSET VALUE, BEGINNING OF PERIOD	$15.57		$13.06	$11.03	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)	0.04		0.08	0.04	0.04
Net realized and unrealized gain/(loss) on investments	(2.12)		2.63	2.04	0.99
Total income/(loss) from investment operations	(2.08)		2.71	2.08	1.03

DISTRIBUTIONS
From net investment income	–		(0.02)	(0.05)	(0.00	)(b)
From net realized gain on investments	–		(0.18)	–	–
Total distributions	–		(0.20)	(0.05)	(0.00	)(b)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00	(b)	0.00 (b)	0.00 (b)	0.00	(b)

INCREASE/DECREASE IN NET ASSET VALUE	(2.08)		2.51	2.03	1.03
NET ASSET VALUE, END OF PERIOD	$13.49		$15.57	$13.06	$11.03

TOTAL RETURN	(13.36	)%(c)	20.79%	18.96%	10.34	%(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$487,803		$496,358	$265,393	$119,070

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/ reimbursed by investment advisor)	0.93	%(d)	0.94%	1.02%	1.20	%(d)(e)
Expenses (including fees waived/ reimbursed by investment advisor)	0.93	%(d)	0.94%	1.02%	1.10	%(d)(e)
Net investment income	0.57	%(d)	0.57%	0.37%	0.60	%(d)

PORTFOLIO TURNOVER RATE	25	%(c)	24%	37%	59	%(c)

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Not Annualized.
(d)	Annualized.
(e)	Expense ratios during startup periods may not be representative of longer term operating periods.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2018	81

Grandeur Peak Funds®	Notes to Financial Statements

October 31, 2018 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of October 31, 2018, the Trust consists of multiple separate portfolios or series. This semi-annual report describes the Grandeur Peak Emerging Markets Opportunities Fund, Grandeur Peak Global Micro Cap Fund, Grandeur Peak Global Opportunities Fund, Grandeur Peak Global Reach Fund, Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Opportunities Fund, and Grandeur Peak International Stalwarts Fund (individually a “Fund” and collectively, the “Funds”). The Funds seek long-term growth of capital. The Funds offer Investor Class (except the Grandeur Peak Global Micro Cap Fund) and Institutional Class shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of each Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model.

Corporate Bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Forward currency exchange contracts have a fair value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when Grandeur Peak Global Advisors, LLC (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the

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Grandeur Peak Funds®	Notes to Financial Statements

October 31, 2018 (Unaudited)

lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments in the fair value hierarchy as of October 31, 2018:

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Emerging Markets Opportunities Fund
Common Stocks
China	$22,284,185	$36,330,671	$–	$58,614,856
Georgia	10,552,731	1,095,427	–	11,648,158
Greece	–	6,986,507	–	6,986,507
Hong Kong	–	20,779,492	–	20,779,492
India	12,175,111	30,725,866	–	42,900,977
Indonesia	666,847	14,115,226	–	14,782,073
Kenya	–	2,810,439	–	2,810,439
Malaysia	–	7,448,439	–	7,448,439
Oman	–	2,763,391	–	2,763,391
Pakistan	–	2,542,137	–	2,542,137
Philippines	5,383,275	13,837,486	–	19,220,761
Poland	900,247	10,191,010	–	11,091,257
South Africa	8,334,278	5,860,217	–	14,194,495
South Korea	–	21,040,038	–	21,040,038
Sri Lanka	–	1,332,996	–	1,332,996
Switzerland	–	957,731	–	957,731
Taiwan	–	27,163,862	–	27,163,862
Thailand	–	7,034,917	–	7,034,917
Turkey	1,997,215	655,955	–	2,653,170
Vietnam	–	13,477,170	–	13,477,170
Other*	69,710,494	–	–	69,710,494
Corporate Bonds*	$–	$759,093	$–	$759,093
Total	$132,004,383	$227,908,070	$–	$359,912,453

Semi-Annual Report | October 31, 2018	83

Grandeur Peak Funds®	Notes to Financial Statements

October 31, 2018 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Micro Cap Fund
Common Stocks
Australia	$454,813	$2,695,984	$–	$3,150,797
Britain	2,415,634	1,529,197	–	3,944,831
China	444,531	805,756	–	1,250,287
Finland	–	93,334	–	93,334
France	–	546,003	–	546,003
Georgia	284,860	154,142	–	439,002
Germany	259,913	162,788	–	422,701
Greece	–	423,533	–	423,533
Hong Kong	–	1,142,016	–	1,142,016
India	452,923	1,231,967	–	1,684,890
Indonesia	193,151	730,545	–	923,696
Japan	–	4,049,544	–	4,049,544
Malaysia	–	606,725	–	606,725
Netherlands	–	349,631	–	349,631
New Zealand	–	226,263	24,013	250,276
Norway	970,955	1,332,163	–	2,303,118
Oman	–	333,202	–	333,202
Philippines	55,944	498,892	–	554,836
Poland	107,757	123,575	–	231,332
Singapore	–	170,209	–	170,209
South Africa	426,819	19,254	–	446,073
South Korea	–	252,589	–	252,589
Sri Lanka	–	100,957	–	100,957
Sweden	457,902	903,504	–	1,361,406
Taiwan	–	1,901,873	–	1,901,873
Thailand	–	127,394	–	127,394
Vietnam	–	689,012	–	689,012
Other*	7,084,438	–	–	7,084,438
Corporate Bonds*	$–	$194,400	$–	$194,400
Total	$13,609,640	$21,394,452	$24,013	$35,028,105

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Grandeur Peak Funds®	Notes to Financial Statements

October 31, 2018 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Opportunities Fund
Common Stocks
Australia	$–	$7,783,922	$–	$7,783,922
Austria	–	6,326,986	–	6,326,986
Belgium	–	3,893,068	–	3,893,068
Britain	31,471,630	51,109,167	–	82,580,797
China	1,546,470	22,421,044	–	23,967,514
France	3,444,341	7,745,477	–	11,189,818
Germany	3,164,363	30,099,825	–	33,264,188
Hong Kong	–	11,656,939	–	11,656,939
India	7,210,505	24,305,370	–	31,515,875
Indonesia	1,665,369	9,796,736	–	11,462,105
Italy	610,000	17,424,800	–	18,034,800
Japan	–	60,375,148	–	60,375,148
Malaysia	–	3,295,222	–	3,295,222
Netherlands	–	5,627,824	–	5,627,824
New Zealand	–	5,391,441	166,247	5,557,688
Norway	–	11,978,556	–	11,978,556
Oman	–	2,188,270	–	2,188,270
Philippines	3,367,457	6,765,401	–	10,132,858
Poland	254,341	5,273,448	–	5,527,789
Singapore	–	3,428,440	–	3,428,440
South Africa	2,627,592	560,388	–	3,187,980
South Korea	–	8,867,521	–	8,867,521
Sweden	3,087,839	17,923,819	–	21,011,658
Switzerland	–	689,797	–	689,797
Taiwan	–	12,253,615	–	12,253,615
Vietnam	–	8,671,441	–	8,671,441
Other*	256,628,183	–	–	256,628,183
Preferred Stocks*	$–	$1,923,136	$–	$1,923,136
Corporate Bonds*	–	563,558	–	563,558
Total	$315,078,090	$348,340,359	$166,247	$663,584,696

Semi-Annual Report | October 31, 2018	85

Grandeur Peak Funds®	Notes to Financial Statements

October 31, 2018 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Reach Fund
Common Stocks
Australia	$1,138,248	$8,581,673	$–	$9,719,921
Austria	–	1,163,201	–	1,163,201
Belgium	–	624,609	–	624,609
Britain	14,582,259	21,707,984	–	36,290,243
China	4,900,092	11,066,713	–	15,966,805
Denmark	–	247,720	–	247,720
Finland	–	1,309,918	–	1,309,918
France	1,629,703	3,808,998	–	5,438,701
Georgia	1,488,954	510,586	–	1,999,540
Germany	1,706,274	12,027,255	–	13,733,529
Greece	–	1,898,286	–	1,898,286
Hong Kong	–	5,853,233	–	5,853,233
India	5,394,277	9,581,958	–	14,976,235
Indonesia	306,868	4,839,126	–	5,145,994
Ireland	935,031	297,693	–	1,232,724
Italy	707,012	5,358,451	–	6,065,463
Japan	–	19,871,673	–	19,871,673
Kenya	–	777,459	–	777,459
Malaysia	–	1,006,069	–	1,006,069
Netherlands	–	3,165,888	–	3,165,888
New Zealand	–	1,354,780	122,922	1,477,702
Norway	1,453,581	4,145,128	–	5,598,709
Oman	–	1,679,593	–	1,679,593
Pakistan	–	407,208	–	407,208
Philippines	572,376	3,103,651	–	3,676,027
Poland	293,182	5,977,555	–	6,270,737
Singapore	–	868,081	–	868,081
South Africa	2,484,610	1,085,720	–	3,570,330
South Korea	–	2,970,425	–	2,970,425
Spain	–	–	1	1
Sri Lanka	–	401,881	–	401,881
Sweden	2,600,894	5,427,617	–	8,028,511
Switzerland	1,375,020	2,317,826	–	3,692,846
Taiwan	–	6,766,704	–	6,766,704
Thailand	–	322,396	–	322,396
United States	82,443,356	2,115,462	–	84,558,818
Vietnam	–	6,646,747	–	6,646,747
Other*	29,452,381	–	–	29,452,381
Preferred Stocks*	$–	$912,077	$–	$912,077
Corporate Bonds*	–	953,865	–	953,865
Total	$153,464,118	$161,155,209	$122,923	$314,742,250

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Grandeur Peak Funds®	Notes to Financial Statements

October 31, 2018 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Stalwarts Fund
Common Stocks
Australia	$–	$709,045	$–	$709,045
Belgium	–	1,104,591	–	1,104,591
Britain	2,604,111	15,013,593	–	17,617,704
China	3,786,559	4,917,724	–	8,704,283
France	1,927,168	2,073,846	–	4,001,014
Germany	–	9,963,555	–	9,963,555
Hong Kong	–	5,147,019	–	5,147,019
India	2,621,580	3,352,164	–	5,973,744
Indonesia	–	639,174	–	639,174
Italy	–	5,694,596	–	5,694,596
Japan	–	12,991,939	–	12,991,939
Kenya	–	545,812	–	545,812
Netherlands	–	2,550,964	–	2,550,964
Norway	–	801,713	–	801,713
Philippines	1,164,056	1,955,287	–	3,119,343
Poland	–	1,387,302	–	1,387,302
South Korea	–	1,529,767	–	1,529,767
Sweden	–	3,364,141	–	3,364,141
Switzerland	546,298	1,602,468	–	2,148,766
United States	52,996,559	1,108,604	–	54,105,163
Vietnam	–	2,987,731	–	2,987,731
Other*	21,671,765	–	–	21,671,765
Preferred Stocks*	$–	$482,814	$–	$482,814
Total	$87,318,096	$79,923,849	$–	$167,241,945

Semi-Annual Report | October 31, 2018	87

Grandeur Peak Funds®	Notes to Financial Statements

October 31, 2018 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak International Opportunities Fund
Common Stocks
Australia	$–	$13,378,479	$–	$13,378,479
Austria	–	6,547,534	–	6,547,534
Belgium	–	4,655,923	–	4,655,923
Britain	39,300,506	55,342,255	–	94,642,761
China	4,775,287	27,657,295	–	32,432,582
Finland	–	2,885,674	–	2,885,674
France	5,853,332	17,537,276	–	23,390,608
Germany	5,574,185	37,083,586	–	42,657,771
Greece	–	797,892	–	797,892
Hong Kong	–	17,908,917	–	17,908,917
India	8,177,206	30,841,740	–	39,018,946
Indonesia	320,677	15,207,733	–	15,528,410
Italy	1,557,743	16,254,506	–	17,812,249
Japan	–	74,884,363	–	74,884,363
Luxembourg	–	1,852,677	–	1,852,677
Malaysia	–	6,540,793	–	6,540,793
Netherlands	–	6,283,088	–	6,283,088
New Zealand	–	4,335,824	231,472	4,567,296
Norway	–	16,893,972	–	16,893,972
Oman	–	3,926,485	–	3,926,485
Philippines	3,782,511	11,005,480	–	14,787,991
Poland	276,065	5,675,880	–	5,951,945
Singapore	–	4,885,109	–	4,885,109
South Africa	5,961,551	1,612,155	–	7,573,706
South Korea	–	12,720,926	–	12,720,926
Sweden	4,633,037	17,583,717	–	22,216,754
Switzerland	2,435,662	725,207	–	3,160,869
Taiwan	–	19,122,457	–	19,122,457
Vietnam	–	10,727,506	–	10,727,506
Other*	132,441,937	–	–	132,441,937
Corporate Bonds*	$–	$750,470	$–	$750,470
Total	$215,089,699	$445,624,919	$231,472	$660,946,090

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Grandeur Peak Funds®	Notes to Financial Statements

October 31, 2018 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak International Stalwarts Fund
Common Stocks
Australia	$–	$4,946,385	$–	$4,946,385
Belgium	–	4,642,637	–	4,642,637
Britain	9,236,563	61,401,363	–	70,637,926
China	17,860,598	21,662,130	–	39,522,728
France	8,551,215	10,710,423	–	19,261,638
Germany	–	42,374,586	–	42,374,586
Hong Kong	–	18,072,427	–	18,072,427
India	11,450,381	12,739,261	–	24,189,642
Indonesia	–	2,854,094	–	2,854,094
Italy	–	24,227,160	–	24,227,160
Japan	–	54,007,093	–	54,007,093
Kenya	–	1,925,582	–	1,925,582
Netherlands	–	9,716,998	–	9,716,998
Norway	–	2,948,433	–	2,948,433
Philippines	3,002,419	8,053,513	–	11,055,932
Poland	–	6,411,378	–	6,411,378
South Korea	–	6,357,590	–	6,357,590
Sweden	–	15,021,792	–	15,021,792
Switzerland	2,616,043	7,058,740	–	9,674,783
United States	36,332,936	4,262,720	–	40,595,656
Vietnam	–	11,157,956	–	11,157,956
Other*	87,477,825	–	–	87,477,825
Total	$176,527,980	$330,552,261	$–	$507,080,241

*	For a detailed country breakdown, see the accompanying Portfolio of Investments.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Grandeur Peak Emerging Markets Opportunities Fund	Common Stocks	Total
Balance as of April 30, 2018	$3,657,929	$3,657,929
Accrued discount/ premium	–	–
Return of Capital	–	–
Realized Gain/(Loss)	1,240,894	1,240,894
Change in Unrealized Appreciation/(Depreciation)	(301,174)	(301,174)
Purchases	–	–
Sales Proceeds	(2,388,327)	(2,388,327)
Transfer into Level 3	–	–
Transfer out of Level 3	(2,209,322)	(2,209,322)
Balance as of October 31, 2018	$–	$–
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at October 31, 2018	$–	$–

Semi-Annual Report | October 31, 2018	89

Grandeur Peak Funds®	Notes to Financial Statements

October 31, 2018 (Unaudited)

Grandeur Peak Global Micro Cap Fund	Common Stocks	Total
Balance as of April 30, 2018	$117,839	$117,839
Accrued discount/ premium	–	–
Return of Capital	–	–
Realized Gain/(Loss)	39,153	39,153
Change in Unrealized Appreciation/(Depreciation)	(1,063)	(1,063)
Purchases	–	–
Sales Proceeds	(131,916)	(131,916)
Transfer into Level 3	–	–
Transfer out of Level 3	–	–
Balance as of October 31, 2018	$24,013	$24,013
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at October 31, 2018	$(1,878)	$(1,878)

Grandeur Peak Global Opportunities Fund	Common Stocks	Total
Balance as of April 30, 2018	$179,252	$179,252
Accrued discount/ premium	–	–
Return of Capital	–	–
Realized Gain/(Loss)	–	–
Change in Unrealized Appreciation/(Depreciation)	(13,005)	(13,005)
Purchases	–	–
Sales Proceeds	–	–
Transfer into Level 3	–	–
Transfer out of Level 3	–	–
Balance as of October 31, 2018	$166,247	$166,247
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at October 31, 2018	$(13,005)	$(13,005)

Grandeur Peak Global Reach Fund	Common Stocks	Total
Balance as of April 30, 2018	$860,689	$860,689
Accrued discount/ premium	–	–
Return of Capital	–	–
Realized Gain/(Loss)	183,964	183,964
Change in Unrealized Appreciation/(Depreciation)	(53,969)	(53,969)
Purchases	–	–
Sales Proceeds	(308,956)	(308,956)
Transfer into Level 3	–	–
Transfer out of Level 3	(558,805)	(558,805)
Balance as of October 31, 2018	$122,923	$122,923
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at October 31, 2018	$(9,616)	$(9,616)

Grandeur Peak International Opportunities Fund	Common Stocks	Total
Balance as of April 30, 2018	$3,464,341	$3,464,341
Accrued discount/ premium	–	–
Return of Capital	–	–
Realized Gain/(Loss)	847,041	847,041
Change in Unrealized Appreciation/(Depreciation)	(8,596)	(8,596)
Purchases	–	–
Sales Proceeds	(2,279,817)	(2,279,817)
Transfer into Level 3	–	–
Transfer out of Level 3	(1,791,497)	(1,791,497)
Balance as of October 31, 2018	$231,472	$231,472
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at October 31, 2018	$(18,108)	$(18,108)

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Grandeur Peak Funds®	Notes to Financial Statements

October 31, 2018 (Unaudited)

Change in unrealized appreciation/depreciation on Level 3 securities is included on the Statements of Operations under Net change in unrealized appreciation/(depreciation) on investments. Realized gain (loss) on Level 3 securities is included on the Statements of Operations under Net realized gain/(loss) on investments.

The table below provided additional information about the Level 3 Fair Value Measurements as of October 31, 2018:

Quantitative Information about Level 3 Fair Value Measurements

Grandeur Peak Global Micro Cap Fund

Asset Class	Fair Value (USD) at 10/31/18	Valuation Technique	Unobservable Inputs(a)	Value
Foreign Common Stock	$24,013	Expected liquidation value	Book value multiple	93%

Grandeur Peak Global Opportunities Fund

Asset Class	Fair Value (USD) at 10/31/18	Valuation Technique	Unobservable Inputs(a)	Value
Foreign Common Stock	$166,247	Expected liquidation value	Book value multiple	93%

Grandeur Peak Global Reach Fund

Asset Class	Fair Value (USD) at 10/31/18	Valuation Technique	Unobservable Inputs(a)	Value
Foreign Common Stock	$122,922	Expected liquidation value	Book value multiple	93%

Grandeur Peak International Opportunities Fund

Asset Class	Fair Value (USD) at 10/31/18	Valuation Technique	Unobservable Inputs(a)	Value
Foreign Common Stock	$231,472	Expected liquidation value	Book value multiple	93%

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Book value multiple	Decrease	Increase

Semi-Annual Report | October 31, 2018	91

Grandeur Peak Funds®	Notes to Financial Statements

October 31, 2018 (Unaudited)

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost which is the same basis the Fund uses for federal income tax purposes. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Cash Management Transactions: The Funds subscribe to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”), whereby cash balances are automatically swept into overnight offshore demand deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the Funds to earn interest on cash balances. Excess cash with deposit institutions domiciled outside of the U.S. are subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. Cash balances in the BBH CMS are included on the Statements of Assets and Liabilities under Cash and Foreign Cash, at Value. As of October 31, 2018, the Funds had the following cash balances participating in the BBH CMS:

Fund
Grandeur Peak Emerging Markets Opportunities Fund	$52,861,746
Grandeur Peak Global Micro Cap Fund	941,766
Grandeur Peak Global Opportunities Fund	8,030,007
Grandeur Peak Global Reach Fund	927,089
Grandeur Peak Global Stalwarts Fund	7,594,972
Grandeur Peak International Opportunities Fund	38,014,729
Grandeur Peak International Stalwarts Fund	31,569,366

As of October 31, 2018, the Funds had the following foreign cash balances participating in the BBH CMS (cost and value of foreign cash balances are equal):

Fund
Grandeur Peak Emerging Markets Opportunities Fund	$7,280
Grandeur Peak Global Micro Cap Fund	15,855
Grandeur Peak Global Opportunities Fund	514,211
Grandeur Peak Global Reach Fund	11,881
Grandeur Peak Global Stalwarts Fund	8,034
Grandeur Peak International Opportunities Fund	1,405,363
Grandeur Peak International Stalwarts Fund	28,908

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service.

The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

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Grandeur Peak Funds®	Notes to Financial Statements

October 31, 2018 (Unaudited)

Trust Expenses: Some expenses of the Trust can be directly attributed to the Funds. Expenses which cannot be directly attributed to the Funds are apportioned among all funds in the Trust based on average net assets of each fund.

Fund and Class Expenses: Expenses that are specific to a Fund or class of shares of a Fund, including distribution fees (Rule 12b-1 fees), are charged directly to that Fund or share class. Expenses that are common to all Funds generally are allocated among the Funds in proportion to their average daily net assets.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Funds are not subject to income taxes to the extent such distributions are made.

As of and during the six months ended October 31, 2018, the Funds had a liability for unrecognized capital gains tax. These amounts are disclosed as Foreign Capital Gains Tax on the Statements of Assets and Liabilities. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: Each Fund normally pays dividends and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from dividends and other income each Fund receives from their investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when each Fund sells a security it has owned for more than a year. Each Fund may make additional distributions and dividends at other times if the portfolio manager believes doing so may be necessary for each Fund to avoid or reduce taxes. The Funds intend to pass through foreign tax credits to shareholders.

3. TAX BASIS INFORMATION

Tax Basis of Investments: As of October 31, 2018, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/(Depreciation)	Cost of Investments for Income Tax Purposes
Grandeur Peak Emerging Markets Opportunities Fund	$51,952,629	$(59,724,623)	$(7,771,994)	$367,684,447
Grandeur Peak Global Micro Cap Fund	6,777,735	(4,222,489)	2,555,246	32,472,859
Grandeur Peak Global Opportunities Fund	172,285,080	(61,896,537)	110,388,543	553,196,153
Grandeur Peak Global Reach Fund	65,111,265	(32,204,593)	32,906,672	281,835,578
Grandeur Peak Global Stalwarts Fund	24,526,750	(14,658,699)	9,868,051	157,373,894
Grandeur Peak International Opportunities Fund	162,714,719	(71,328,541)	91,386,178	569,559,912
Grandeur Peak International Stalwarts Fund	66,792,217	(49,749,072)	17,043,145	490,037,096

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Funds.

The tax character of distributions paid by the Funds for the fiscal year ended April 30, 2018 were as follows:

Fund	Ordinary Income	Long-Term Capital Gain
Grandeur Peak Emerging Markets Opportunities Fund	$518,950	$–
Grandeur Peak Global Micro Cap Fund	834,856	2,093,993
Grandeur Peak Global Opportunities Fund	1,359,717	41,054,835
Grandeur Peak Global Reach Fund	374,631	4,826,741
Grandeur Peak Global Stalwarts Fund	–	2,371,669
Grandeur Peak International Opportunities Fund	3,123,114	27,328,426
Grandeur Peak International Stalwarts Fund	604,680	5,564,868

Semi-Annual Report | October 31, 2018	93

Grandeur Peak Funds®	Notes to Financial Statements

October 31, 2018 (Unaudited)

The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of October 31, 2018.

4. SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of securities (excluding short term securities) during the six months ended October 31, 2018 were as follows:

Fund	Purchases of Securities	Proceeds From Sales of Securities
Grandeur Peak Emerging Markets Opportunities Fund	$79,782,574	$82,325,061
Grandeur Peak Global Micro Cap Fund	7,814,654	8,675,798
Grandeur Peak Global Opportunities Fund	169,998,872	202,522,340
Grandeur Peak Global Reach Fund	110,297,983	123,759,685
Grandeur Peak Global Stalwarts Fund	65,663,201	58,897,679
Grandeur Peak International Opportunities Fund	124,536,125	212,530,067
Grandeur Peak International Stalwarts Fund	210,704,149	137,643,391

5. SHARES OF BENEFICIAL INTEREST

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Funds of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Purchasers of the share do not have any obligation to make payments to the Trust or its creditors solely by reason of the purchasers’ ownership of the shares. Shares have no pre-emptive rights.

Shares redeemed within 60 days of purchase may incur a 2% short-term redemption fee deducted from the redemption amount. For the six months ended October 31, 2018 and the year ended April 30, 2018, the redemption fees charged by the Funds are presented in the Statements of Changes in Net Assets.

6. MANAGEMENT AND RELATED-PARTY TRANSACTIONS

The Adviser, subject to the authority of the Board, is responsible for the overall management and administration of the Funds’ business affairs. The Adviser manages the investments of the Funds in accordance with the Funds’ investment objective, policies and limitations and investment guidelines established jointly by the Adviser and the Trustees. Pursuant to the Advisory Agreement, (the “Advisory Agreement”), each Fund pays the Adviser an annual management fee based on each Fund’s average daily net assets. The management fee is paid on a monthly basis. The following table reflects the Funds’ advisory fee rates.

Fund	Advisory Fee
Grandeur Peak Emerging Markets Opportunities Fund	1.35%
Grandeur Peak Global Micro Cap Fund	1.50%
Grandeur Peak Global Opportunities Fund	1.25%
Grandeur Peak Global Reach Fund	1.10%
Grandeur Peak Global Stalwarts Fund	0.80%
Grandeur Peak International Opportunities Fund	1.25%
Grandeur Peak International Stalwarts Fund	0.80%

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Grandeur Peak Funds®	Notes to Financial Statements

October 31, 2018 (Unaudited)

The Adviser has contractually agreed to limit certain of each Fund’s expenses. The following table reflects the Funds’ expense cap.

Fund	Expense Cap	Term of Expense Limit Agreements
Grandeur Peak Emerging Markets Opportunities Fund
Investor Class	1.95%	September 1, 2018 – August 31, 2019 /
Institutional Class	1.70%	September 1, 2017 – August 31, 2018

Grandeur Peak Global Micro Cap Fund
Institutional Class	2.00%	September 1, 2018 – August 31, 2019 /
		September 1, 2017 – August 31, 2018

Grandeur Peak Global Opportunities Fund
Investor Class	1.75%	September 1, 2018 – August 31, 2019 /
Institutional Class	1.50%	September 1, 2017 – August 31, 2018

Grandeur Peak Global Reach Fund
Investor Class	1.60%	September 1, 2018 – August 31, 2019 /
Institutional Class	1.35%	September 1, 2017 – August 31, 2018

Grandeur Peak Global Stalwarts Fund
Investor Class	1.35%	September 1, 2018 – August 31, 2019 /
Institutional Class	1.10%	September 1, 2017 – August 31, 2018

Grandeur Peak International Opportunities Fund
Investor Class	1.75%	September 1, 2018 – August 31, 2019 /
Institutional Class	1.50%	September 1, 2017 – August 31, 2018

Grandeur Peak International Stalwarts Fund
Investor Class	1.35%	September 1, 2018 – August 31, 2019 /
Institutional Class	1.10%	September 1, 2017 – August 31, 2018

Pursuant to these agreements, each Fund will reimburse the Adviser for any previous fee waivers and expense reimbursements made by the Adviser, provided that any such reimbursements made by the Funds to the Adviser will not cause the Funds’ expense limitation to exceed expense limitations in existence at the time the expense was incurred, or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years after the expenses were incurred. Fees waived/reimbursed by adviser for the six months ended October 31, 2018 are disclosed in the Statements of Operations.

In addition to the foregoing contractual arrangements, the Adviser has voluntarily agreed, effective September 1, 2016, to waive, with respect to the Grandeur Peak Global Opportunities Fund and the Grandeur Peak International Opportunities Fund, annual management fees to the extent such fees exceed 1.10% on assets above $500 million (the annual management fee rate with respect to such funds will remain 1.25% on the first $500 million in assets). The Adviser has also voluntarily agreed, effective January 1, 2018, to waive, with respect to the Grandeur Peak Emerging Markets Opportunities Fund, annual management fees to the extent such fees exceed 1.20% on all assets above $400 million (the annual management fee rate with respect to the Fund will remain 1.35% on the first $400 million in assets). These voluntary arrangements may be terminated at any time by the Adviser. Voluntary waivers are not subject to recoupment by the Adviser. Voluntary fees waive by the Adviser for the six months ended October 31, 2018 are disclosed in the Statements of Operations.

Semi-Annual Report | October 31, 2018	95

Grandeur Peak Funds®	Notes to Financial Statements

October 31, 2018 (Unaudited)

For the six months ended October 31, 2018, the fee waivers/reimbursements and/or recoupments were as follows:

Fund	Fees Waived/Reimbursed By Adviser	Recoupment of Previously Waived Fees By Adviser
Grandeur Peak Emerging Markets Opportunities Fund
Investor Class	$–	$–
Institutional Class	–	–
Grandeur Peak Global Micro Cap Fund
Institutional Class	$7,880	$4,885
Grandeur Peak Global Opportunities Fund
Investor Class	$–	$–
Institutional Class	–	–
Grandeur Peak Global Reach Fund
Investor Class	$–	$–
Institutional Class	–	–
Grandeur Peak Global Stalwarts Fund
Investor Class	$–	$16,519
Institutional Class	–	22,894
Grandeur Peak International Opportunities Fund
Investor Class	$–	$–
Institutional Class	–	–
Grandeur Peak International Stalwarts Fund
Investor Class	$–	$–
Institutional Class	–	–

As of October 31, 2018, the balances of recoupable expenses for each Fund were as follows:

Fund	Expires 2019	Expires 2020	Expires 2021	Expires 2022	Total
Grandeur Peak Emerging Markets Opportunities Fund
Investor Class	$–	$–	$–	$–	$–
Institutional Class	–	–	–	–	–
Grandeur Peak Global Micro Cap Fund
Institutional Class	$38,535	$55,827	$27,510	$7,880	$129,752
Grandeur Peak Global Opportunities Fund
Investor Class	$–	$–	$–	$–	$–
Institutional Class	–	–	–	–	–
Grandeur Peak Global Reach Fund
Investor Class	$–	$–	$–	$–	$–
Institutional Class	–	–	–	–	–
Grandeur Peak Global Stalwarts Fund
Investor Class	$–	$–	$–	$–	$–
Institutional Class	–	–	–	–	–
Grandeur Peak International Opportunities Fund
Investor Class	$–	$–	$–	$–	$–
Institutional Class	–	–	–	–	–
Grandeur Peak International Stalwarts Fund
Investor Class	$–	$–	$–	$–	$–
Institutional Class	–	–	–	–	–

Administrator Fees and Expenses: ALPS Fund Services, Inc. (“ALPS”) serves as administrator to the Funds and the Funds have agreed to pay expenses incurred in connection with their administrative activities. Pursuant to an Administration Agreement, ALPS provides operational services to the Funds including, but not limited to, fund accounting and fund administration and generally assists in the Funds’ operations. Officers of the

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Grandeur Peak Funds®	Notes to Financial Statements

October 31, 2018 (Unaudited)

Trust are employees of ALPS. The Funds’ administration fee is accrued on a daily basis and paid monthly. Administration fees paid by the Funds for the six months ended October 31, 2018 are disclosed in the Statements of Operations.

ALPS is reimbursed by the Fund for certain out-of-pocket expenses.

Transfer Agent: ALPS serves as transfer, dividend paying and shareholder servicing agent for the Funds. ALPS receives an annual minimum fee, a fee based upon the number of shareholder accounts, and is also reimbursed by the Funds for certain out-of-pocket expenses. Transfer agent fees paid by the Funds for the six months ended October 31, 2018 are disclosed in the Statements of Operations.

Compliance Services: ALPS provides services that assist the Trust’s chief compliance officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act and receives an annual base fee. ALPS is reimbursed for certain out-of-pocket expenses by the Funds. Compliance service fees paid by the Funds for the six months ended October 31, 2018 are disclosed in the Statements of Operations.

Principal Financial Officer: ALPS receives an annual fee for providing principal financial officer services to the Funds. Principal financial officer fees paid by the Fund for the six months ended October 31, 2018 are disclosed in the Statements of Operations.

Distributor: ALPS Distributors, Inc. (“ADI” or the “Distributor”) (an affiliate of ALPS) acts as the distributor of the Funds’ shares pursuant to a Distribution Agreement with the Trust. Shares are sold on a continuous basis by ADI as agent for the Funds, and ADI has agreed to use its best efforts to solicit orders for the sale of each Fund’s shares, although it is not obliged to sell any particular amount of shares. ADI is not entitled to any compensation for its services as Distributor. ADI is registered as a broker-dealer with the U.S. Securities and Exchange Commission.

Each Fund has adopted a Distribution and Services (Rule 12b-1) Plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”) for its Investor Class shares. The Plan allows the Funds to use Investor Class assets to pay fees in connection with the distribution and marketing of Investor Class shares and/or the provision of shareholder services to Investor Class shareholders. The Plan permits payment for services in connection with the administration of plans or programs that use Investor Class shares of each Fund as their funding medium and for related expenses. The recipients of such payments may include the Distributor, other affiliates of the Adviser, broker-dealers, financial institutions, plan sponsors and administrators and other financial intermediaries through which investors may purchase shares of the Fund. The Plan permits the Funds to make total payments at an annual rate of up to 0.25% of each Fund’s average daily net assets attributable to its Investor Class shares. The expenses of the Plan are reflected as distribution and service fees in the Statements of Operations.

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses, which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. NEW ACCOUNTING PROUNCEMENTS

On October 4, 2018, the SEC amended Regulation S-X to require certain financial statement disclosure requirements to conform them to US GAAP for investment companies. Effective November 4, 2018, the Funds adopted disclosure requirement changes for Regulation S-X and these changes are reflected throughout this report. The Funds’ adoption of those amendments, effective with the financial statements prepared as of October 31, 2018, had no effect on the Funds’ net assets or results of operations.

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2018-13, which changes the fair value measurement disclosure requirements of FASB Accounting Standards Codification Topic 820, Fair Value Measurement. The update to Topic 820 includes new, eliminated, and modified disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods. Early adoption is permitted for any eliminated or modified disclosures. Management is currently evaluating the impact of the ASU to the Funds’ financial statements.

Semi-Annual Report | October 31, 2018	97

Grandeur Peak Funds®	Disclosure Regarding Approval of Fund Advisory Agreement

On September 11, 2018, the Trustees met in person to discuss, among other things, the approval of the investment advisory agreement between the Trust and the Adviser, in accordance with Section 15(c) of the 1940 Act. In renewing and approving the Investment Advisory Agreement, the Trustees, including the Independent Trustees, considered the following factors with respect to the Grandeur Peak Funds:

Investment Advisory Fee Rate: The Trustees reviewed and considered the contractual annual advisory fees paid by the Trust, on behalf of the Grandeur Peak Funds, to Grandeur Peak, of 1.25% of the Grandeur Peak Global Opportunities Fund’s and Grandeur Peak International Opportunities Fund’s daily net assets, 1.10% of the Grandeur Peak Global Reach Fund’s daily net assets, 1.35% of the Grandeur Peak Emerging Markets Opportunities Fund’s daily net assets, 0.80% of the Grandeur Peak Global Stalwarts Fund’s and Grandeur Peak International Stalwarts Fund’s daily net assets, and 1.50% of the Grandeur Peak Global Micro Cap Fund’s daily net assets, in light of the extent and quality of the advisory services provided by Grandeur Peak to each of the Grandeur Peak Funds.

The Board received and considered information including a comparison of the Investor Class and Institutional Class, as applicable, of each Grandeur Peak Fund’s contractual advisory fee rate with those of funds in the expense group and universe of funds provided by an independent provider of investment company data (the “Data Provider”). The Trustees noted that the contractual advisory fee rate of the Investor Class and Institutional Class, as applicable, of each of the Grandeur Peak Funds was above the Data Provider peer group median, except for the Grandeur Peak Global Stalwarts Fund and the Grandeur Peak International Stalwarts Fund.

Total Expense Ratios: The Trustees further reviewed and considered that the total expense ratio (after waivers) of the Investor Class and Institutional Class, as applicable, of each of the Grandeur Peak Funds was above the Data Provider peer group median, except for the Grandeur Peak Global Stalwarts Fund and the Grandeur Peak International Stalwarts Fund.

Nature, Extent, and Quality of the Services under the Investment Advisory Agreement: The Trustees received and considered information regarding the nature, extent, and quality of services provided to the Grandeur Peak Funds under the Investment Advisory Agreement. The Trustees reviewed certain background materials supplied by Grandeur Peak in its presentation, including its Form ADV.

The Trustees reviewed and considered Grandeur Peak’s investment advisory personnel, its history as an asset manager, and its performance and the amount of assets currently under management by Grandeur Peak and its affiliated entities. The Trustees also reviewed the research and decision-making processes utilized by Grandeur Peak, including the methods adopted to seek to achieve compliance with the investment objectives, policies, and restrictions of the Grandeur Peak Funds.

The Trustees considered the background and experience of Grandeur Peak’s management in connection with the Grandeur Peak Funds, including reviewing the qualifications, backgrounds, and responsibilities of the management team primarily responsible for the day-to-day portfolio management of each Grandeur Peak Fund and the extent of the resources devoted to research and analysis of actual and potential investments.

The Trustees also reviewed, among other things, Grandeur Peak’s insider trading policies and procedures and its Code of Ethics.

Performance: The Trustees reviewed performance information of the Investor Class and Institutional Class, as applicable, of the Grandeur Peak Funds for the 3-month, 1-year, 3-year, and 5-year periods, as applicable, ended June 30, 2018. That review included a comparison of each Grandeur Peak Fund’s performance to the performance of a group of comparable funds selected by the Data Provider. The Trustees noted that the performance of both classes of the Grandeur Peak Emerging Markets Opportunities Fund was at or above the Data Provider peer group median for the 3-month and 3-year periods and below the Data Provider peer group median for the 1-year period, the performance of the Institutional Class of the Grandeur Peak Global Micro Cap Fund was below the Data Provider peer group median for the 3-month and 1-year periods, the performance of both classes of the Grandeur Peak Global Opportunities Fund was above the Data Provider peer group median for the 3-year and 5-year periods and below the Data Provider peer group median for the 3-month and 1-year periods, the performance of both classes of the Grandeur Peak Global Reach Fund was above the Data Provider peer group median for the 1-year, 3-year, and 5-year periods and at or below the peer group median for the 3-month period, the performance of both classes of the Grandeur Peak Global Stalwarts Fund was above the Data Provider peer group median for the 1-year period and below the Data Provider peer group median for the 3-month period, the performance of both classes of the Grandeur Peak International Opportunities Fund was above the Data Provider peer group median for the 3-year and 5-year periods and below the Data Provider peer group median for the 3-month and 1-year periods, and the performance of both classes of the Grandeur Peak International Stalwarts Fund was above the Data Provider peer group median for the 3-month and 1-year periods. The Trustees also considered Grandeur Peak’s discussion of its reputation generally and its investment techniques, risk management controls, and decision-making processes.

Comparable Accounts: The Trustees noted certain information provided by Grandeur Peak regarding fees charged to its other clients utilizing a strategy similar to that employed by the Grandeur Peak Funds.

98	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Funds®	Disclosure Regarding Approval of Fund Advisory Agreement

Profitability: The Trustees received and considered a retrospective and projected profitability analysis prepared by Grandeur Peak based on the fees payable under the Investment Advisory Agreement with respect to the Grandeur Peak Funds. The Trustees considered the profits, if any, anticipated to be realized by Grandeur Peak in connection with the operation of the Grandeur Peak Funds. The Board then reviewed Grandeur Peak’s income statement and balance sheet for the years ended December 31, 2011 through December 31, 2017 in order to analyze the financial condition, stability, and profitability of Grandeur Peak.

Economies of Scale: The Trustees considered whether economies of scale in the provision of services to the Grandeur Peak Funds will be passed along to the shareholders under the proposed agreements.

Other Benefits to the Adviser: The Trustees reviewed and considered any other incidental benefits derived or to be derived by Grandeur Peak from its relationship with the Grandeur Peak Funds, including whether soft dollar arrangements were used.

In renewing Grandeur Peak as the Grandeur Peak Funds’ investment adviser and renewing the Investment Advisory Agreement and the fees charged under the Investment Advisory Agreement, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to renew the Investment Advisory Agreement. Further, the Independent Trustees were advised by separate independent legal counsel throughout the process. The Trustees, including all of the Independent Trustees, concluded that:

●	the contractual advisory fee rate of the Investor Class and Institutional Class, as applicable, of each of the Grandeur Peak Funds was above, but within an acceptable range of, the respective Data Provider peer group median, except for the Grandeur Peak Global Stalwarts Fund and the Grandeur Peak International Stalwarts Fund, whose contractual advisory fee rates were below their peer group medians;
●	the total expense ratio (after waivers) of the Investor Class and Institutional Class, as applicable, of each of the Grandeur Peak Funds was above, but within an acceptable range of, the respective Data Provider peer group median, except for the Grandeur Peak Global Stalwarts Fund and the Grandeur Peak International Stalwarts Fund, whose total expense ratios (after waivers) were below their peer group medians;
●	the nature, extent and quality of services rendered by Grandeur Peak under the Investment Advisory Agreement with respect to each Grandeur Peak Fund were adequate;
●	for the period ended June 30, 2018, the performance of both classes of the Grandeur Peak Emerging Markets Opportunities Fund was at or above the Data Provider peer group median for the 3-month and 3-year periods and below, but within an acceptable range of, the Data Provider peer group median for the 1-year period, the performance of the Institutional Class of the Grandeur Peak Global Micro Cap Fund was below, but within an acceptable range of, the Data Provider peer group median for the 3-month and 1-year periods, the performance of both classes of the Grandeur Peak Global Opportunities Fund was above the Data Provider peer group median for the 3- year and 5-year periods and below, but within an acceptable range of, the Data Provider peer group median for the 3-month and 1-year periods, the performance of both classes of the Grandeur Peak Global Reach Fund was above the Data Provider peer group median for the 1-year, 3-year, and 5-year periods and at or below, but within an acceptable range of, the peer group median for the 3-month period, the performance of both classes of the Grandeur Peak Global Stalwarts Fund was above the Data Provider peer group median for the 1-year period and below, but within an acceptable range of, the Data Provider peer group median for the 3-month period, the performance of both classes of the Grandeur Peak International Opportunities Fund was above the Data Provider peer group median for the 3-year and 5-year periods and below, but within an acceptable range of, the Data Provider peer group median for the 3-month and 1-year periods, and the performance of both classes of the Grandeur Peak International Stalwarts Fund was above the Data Provider peer group median for the 3-month and 1-year periods;
●	bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to Grandeur Peak’s other clients employing a comparable strategy to any of the Grandeur Peak Funds were not indicative of any unreasonableness with respect to the advisory fee payable by the Grandeur Peak Funds;
●	the profit, if any, realized by Grandeur Peak in connection with the operation of any of the Grandeur Peak Funds is not unreasonable to such Fund; and
●	there were no material economies of scale or other incidental benefits accruing to Grandeur Peak in connection with its relationship with any of the Grandeur Peak Funds.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that Grandeur Peak’s compensation for investment advisory services is consistent with the best interests of each of the Grandeur Peak Funds and their shareholders.

Semi-Annual Report | October 31, 2018	99

Grandeur Peak Funds®	Additional Information

1. FUND HOLDINGS

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Funds’ Form N-Q are available without charge on the SEC website at http://www.sec.gov. You may also review and copy the Form N-Q at the SEC’s Public Reference Room in Washington, DC. For more information about the operation of the Public Reference Room, please call the SEC at 1-800-SEC–0330.

2. FUND PROXY VOTING POLICIES, PROCEDURES AND SUMMARIES

The Funds’ policies and procedures used in determining how to vote proxies and information regarding how the Funds voted proxies relating to portfolio securities during the most recent prior 12–month period ending June 30 are available without charge, (1) upon request, by calling (toll-free) 855-377-PEAK(7325) and (2) on the SEC’s website at http://www.sec.gov.

100	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Funds®	Privacy Policy

October 31, 2018 (Unaudited)

Who We Are
Who is providing this notice?	Grandeur Peak Global Opportunities Fund, Grandeur Peak International Opportunities Fund, Grandeur Peak Global Reach Fund, Grandeur Peak Emerging Markets Opportunities Fund, Grandeur Peak Global Micro Cap Fund, Grandeur Peak Global Stalwarts Fund, and Grandeur Peak International Stalwarts Fund.
What We Do
How do the Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How do the Funds collect my personal information?	We collect your personal information, for example, when you ● open an account ● provide account information or give us your contact information ● make a wire transfer or deposit money
Why can't I limit all sharing?

Federal law gives you the right to limit only

●     sharing for affiliates’ everyday business purposes-information about your creditworthiness

●     affiliates from using your information to market to you

●     sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Non–affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Funds does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ● The Funds does not jointly market.
Other Important Information
California Residents	If your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.
Vermont Residents	The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information.

Semi-Annual Report | October 31, 2018	101

Grandeur Peak Funds®	Privacy Policy

October 31, 2018 (Unaudited)

FACTS	WHAT DO THE FUNDS DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●     Social Security number and account transactions

●     Account balances and transaction history

●     Wire transfer instructions

HOW?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do the Funds share:	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We do not share.
For joint marketing with other financial companies	No	We do not share.
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share.
For nonaffiliates to market to you	No	We do not share.

102	1.855.377.7325 | www.GrandeurPeakGlobal.com

Intentionally Left Blank.

Contact Us

Mail:	Grandeur Peak Funds, P.O. Box 13664, Denver, CO 80201	E-Mail:	grandeurpeakglobal@alpsinc.com

Phone:	1.855.377.PEAK (7325)	Web:	www.GrandeurPeakGlobal.com

SEMI-ANNUAL October 31, 2018

Highland Resolute Fund

Class I RMRGX

Highland Resolute Fund	Table of Contents

Highland Resolute Fund	Shareholder Letter

October 31, 2018 (Unaudited)

PERFORMANCE:

October 31, 2018

The Highland Resolute Fund outperformed the HFRX Global Hedge Index(1) by about 90 basis points(2) over the six months ending October 31, 2018. The Fund historically has strong up market capture with down market capture in line with the index. Since inception, the Fund has outperformed the HFRX Global Hedge Index by nearly 180 basis points annualized. This is due primarily to a higher level of net equity exposure than the benchmark to be able to keep up with strong equity markets.

When compared to the peer group (Morningstar Multi-Alternative Universe(3)), the Fund has underperformed the Universe over the last six months, but continues to outperform the Universe materially over longer time horizons – by about 190 basis points annualized since inception. As with the HFRX Global Hedge Index, the Universe is very diverse and contains a number of market-neutral and other low net equity strategies that cause the average net equity exposure for the Universe to be considerably less than our Fund. So, we anticipate outperforming the Universe in up markets and underperforming in down markets - recent performance has been consistent with our expectations.

Long/Short Managers – Long/Short equity underperformed the HFRX Equity Hedge Index(4) slightly as a cyclicals strategy and a generalist lagged. Positions in homebuilders and suppliers to the home repair and remodeling market hurt performance in these strategies, respectively.

Macro – The sole Macro manager has outperformed the HFRX Macro Index(5) over the last 6 months. Foreign exchange and commodity positions have been accretive in 2018, while increased volatility in equity markets has caused some of the outperformance to be offset by the strategy’s equity positions. This sector is a small allocation and is held as a risk-off return contributor.

Credit/GTAA – The lone credit strategy outperformed the HFRX Fixed Income – Credit Index(6) over the past 6 months. Option hedges were accretive in periods of increased volatility throughout the year.

Relative Value – The Relative Value sleeve underperformed the HFRX Relative Value Arbitrage Index(7) over the past 6 months. Outperformance from a multi-strategy fund was offset by negative absolute returns from a quantitative equity strategy that performed poorly due to its emerging markets exposure.

Event Driven – The Event Driven sleeve outperformed the HFRX Event Driven Index(8) over the past 6 months. A merger arbitrage focused manager has been the best performer in the sleeve with a few large mergers being responsible for most of the gains. A quantitative strategy struggled during the year with convertible bond and emerging market positions.

Past performance is no guarantee of future results.

Highland Resolute Fund	Shareholder Letter

October 31, 2018 (Unaudited)

HIGHLAND RESOLUTE FUND

Table 1 notes the performance for the Fund as of quarter end under standard reporting (since inception) as well as of October 31st.

Table 1 (1)(3)(9)(10)

Performance (amounts greater than one year are annualized)

	Standardized Performance Data as of September 30, 2018					Non-Standardized Performance Data as of October 31, 2018
	YTD	1-Year	3-Year	5-Year	Since Inception (12/30/11)	YTD	1-Year	3-Year	5-Year	Since Inception (12/30/11)
Highland Resolute Fund - Class I NAV	-0.46%	2.11%	4.15%	3.14%	3.87%	-4.52%	-2.82%	1.75%	2.05%	3.19%
Morningstar Multi-Alternative Universe	-0.10%	1.63%	2.22%	1.46%	1.75%	-2.70%	-1.72%	0.68%	0.70%	1.34%
HFRX Global Hedge Fund Index	-1.23%	0.25%	2.17%	1.02%	1.90%	-4.30%	-3.53%	0.61%	0.14%	1.41%
S&P 500® Index	10.56%	17.91%	17.31%	13.95%	15.66%	3.01%	7.35%	11.52%	11.34%	14.26%

	Gross Expense Ratio	Less Expense Waivers	Net Expense Ratio	Net Ratio ex Dividend & Short Expense
Highland Resolute Fund - Class I NAV	2.47%	-1.20%	1.27%	1.19%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please call 1-855-268-2242.

The Fund has a redemption fee of 2.00% for shares redeemed within the first 90 days of purchase. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account.

The Adviser has agreed to waive the portion of its 1.50% Management Fee in excess of any sub-advisory fees paid by the Adviser to sub-advisors in connection with the Fund (“Sub-Advisory Fees”). This agreement (the “Expense Agreement”) is in effect through August 31, 2019. The Adviser may not discontinue this agreement to waive fees prior to August 31, 2019 without the approval by the Fund’s Board of Trustees.

Net Ratio ex Dividend & Short Expense is the Net Expense Ratio less any Dividend and Interest Expense on Securities Sold Short.

Portfolio Changes:

There were no changes to the portfolio during the period.

Closing:

We continue to add value both in our allocation and manager selection decisions. We appreciate your investment in our Highland Resolute Fund, please feel free to contact us with any questions.

Sincerely,

R. Scott Graham, CFA & Michael T. Lytle, CFA
Portfolio Managers (11)

Semi-Annual Report | October 31, 2018	3

Highland Resolute Fund	Shareholder Letter

October 31, 2018 (Unaudited)

Underlying Allocation Weights:

Figure 1 lists the long-term target asset allocation for the Fund as well as the allocation as of October 31, 2018.

Holdings and allocations subject to change and may not reflect the current or future position of the portfolio.

Highland Resolute Fund	Shareholder Letter

October 31, 2018 (Unaudited)

IMPORTANT NOTES AND DISCLOSURES

Past performance does not guarantee future results.

Fund prices fluctuate as the underlying assets have exposure to market fluctuations and other risks, as described in the Fund’s prospectus. Please call 1-855-268-2242 to obtain current performance information and for the current prospectus and statement of additional information. This material must be preceded or accompanied by a prospectus. Please read the prospectus carefully before investing.

The views of Highland Associates, Inc. and the information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writers’ current views. The views expressed are those of the Fund’s adviser only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the portfolios or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither Highland Associates, Inc. nor the Fund accepts any liability for losses either direct or consequential caused by the use of this information.

The Highland Resolute Fund is distributed by ALPS Distributors, Inc.

The Fund is subject to investment risks, including possible loss of the principal amount invested and therefore is not suitable for all investors. The Fund may not achieve its objectives.

Diversification does not eliminate the risk of experiencing investment losses.

RISKS:

The Fund’s strategy may expose it to the risks of investments in Swap Contracts and Other Investment Companies. These risks include, but are not limited to higher expenses, allocation risk, underlying fund risk, transparency risk, and underlying fund managed portfolio risk. Investments which focus on alternative strategies are subject to increased risk and loss of principal and are not suitable for all investors. Swap Risk involves swap agreements and are subject to counterparty default risk and may not perform as intended. Derivatives Risk involves the exercise of skill and judgment. Derivatives may expire worthless or not perform as expected. Equity risk may cause the value of the securities held by the Fund to fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invest.

The Fund’s investments in non-U.S. issuers may be even more volatile and may present more risks than investments in U.S. issuers.

Commodity Risk may subject the Funds to greater volatility than traditional investments because of global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity. Commodity-linked investments may not move in the same direction and to the same extent as the underlying commodities.

(1)	The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe, and includes convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value strategies. The index returns are updated periodically and are subject to change. The returns were accurate as of the date of this publication. Investors cannot invest directly in an index.
(2)	Basis point is a common unit of measure for interest rates and other percentages in finance. One basis point is equal to 1/100th of 1% or 0.01%(.0001).
(3)	The Morningstar Multi-Alternative Universe is designed to represent the exposure to alternative investment tactics. Funds in this category have the majority of their assets exposed to alternative strategies. An investor’s exposure to different tactics may change slightly over time in response to market movements. Funds in this category include both funds with static allocations to alternative strategies and funds tactically allocating among alternative strategies and asset classes. The gross short exposure is greater than 20%.
(4)	The HFRX Equity Hedge Index is designed to be representative of a subset of the overall composition of the hedge fund universe. Equity Hedge strategies maintain positions both long and short in primarily equity and equity derivative securities. The index returns are updated periodically and are subject to change. The returns were accurate as of the date of this publication. The index figures do not reflect any fees, expense, or taxes. Investors cannot invest directly in an index.
(5)	The HFRX Macro Index is designed to be representative of a subset of the overall composition of the hedge fund universe. Macro strategy managers trade a broad range of strategies in which the investment process is predicated on movements in underlying economic variables and the impact these have on equity, fixed income, hard currency and commodity markets. Managers employ a variety of techniques, both discretionary and systematic analysis, combinations of top down and bottom up theses, quantitative and fundamental approaches and long and short-term holding periods. The index returns are updated periodically and are subject to change. The returns were accurate as of the date of this publication. The index figures do not reflect any fees, expense, or taxes. Investors cannot invest directly in an index.

Semi-Annual Report | October 31, 2018	5

Highland Resolute Fund	Shareholder Letter

October 31, 2018 (Unaudited)

(6)	The HFRX Fixed Income – Credit Index is designed to be representative of a subset of the overall composition of the hedge fund universe. It includes strategies with exposure to credit across a broad continuum of credit sub-strategies, including Corporate, Sovereign, Distressed, Convertible, Asset Backed, Capital Structure Arbitrage, Multi-Strategy and other Relative Value and Event Driven sub-strategies. The index returns are updated periodically and are subject to change. The returns were accurate as of the date of this publication. The index figures do not reflect any fees, expense, or taxes. Investors cannot invest directly in an index.
(7)	The HFRX Relative Value Arbitrage Index is designed to be representative of a subset of the overall composition of the hedge fund universe. Relative Value investment managers who maintain positions in which the investment thesis is predicated on realization of a valuation discrepancy in the relationship between multiple securities. Managers employ a variety of fundamental and quantitative techniques to establish investment theses, and security types range broadly across equity, fixed income, derivative or other security types. The index returns are updated periodically and are subject to change. The returns were accurate as of the date of this publication. The index figures do not reflect any fees, expense, or taxes. Investors cannot invest directly in an index.
(8)	The HFRX Event Driven Index maintains positions in companies currently or prospectively involved in corporate transactions of a wide variety including but not limited to mergers, restructurings, financial distress, tender offers, shareholder buybacks, debt exchanges, security issuance or other capital structure adjustments. Security types can range from most senior in the capital structure to most junior or subordinated, and frequently involve additional derivative securities. Event Driven exposure includes a combination of sensitivities to equity markets, credit markets and idiosyncratic, company specific developments. The index returns are updated periodically and are subject to change. The returns were accurate as of the date of this publication. The index figures do not reflect any fees, expense, or taxes. Investors cannot invest directly in an index.
(9)	The S&P 500® Index is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index. The S&P 500® Index figures do not reflect any fees, expenses, or taxes. Investors cannot invest directly in this index.
(10)	Highland Associates, Inc. has agreed to waive the portion of its 1.50% Management Fee in excess of any sub-advisory fees paid by the Adviser to sub-advisors in connection with the Highland Resolute Fund. This agreement is in effect through August 31, 2019. The Adviser may not discontinue this agreement to waive fees without the approval by the Fund’s Board of Trustees.
(11)	R. Scott Graham and Michael T. Lytle are registered representatives of ALPS Distributors, Inc. CFA Institute Marks are trademarks owned by the CFA Institute.

Highland Resolute Fund	Performance Update

October 31, 2018 (Unaudited)

Performance (for the period ended October 31, 2018)

Highland Resolute Fund

Cumulative Total Return
(for the period ended October 31, 2018)	1 Year	3 Year	5 Year	Since Inception*	Gross Ratio(a)	Net Ratio(a)
Highland Resolute Fund - Class I - NAV	-2.82%	1.75%	2.05%	3.19%	2.47%	1.27%
S&P 500® Index	7.35%	11.52%	11.34%	14.25%
Dow Jones U.S. Select Dividend Index	5.00%	11.66%	10.50%	12.87%
HFRX Global Hedge Fund Index	-3.53%	0.61%	0.14%	1.41%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please call 1-855-268-2242.

The Fund has a redemption fee of 2.00% for shares redeemed within the first 90 days of purchase. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account.

The Adviser has agreed to waive the portion of its 1.50% Management Fee in excess of any sub-advisory fees paid by the Adviser to sub-advisors in connection with the Fund (“Sub-Advisory Fees”). This agreement (the “Expense Agreement”) is in effect through August 31, 2018. The Adviser may not discontinue this agreement to waive fees prior to August 31, 2019 without the approval by the Fund’s Board of Trustees.

*	Fund inception date of 12/30/11.
(a)	Ratios as of the Prospectus dated August 31, 2018 and may differ from the ratios presented in the Financial Highlights.
(b)	The S&P 500® Index is the Standard & Poor's composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices. The index is not actively managed and does not reflect any deduction of fees, expenses or taxes. An investor may not invest directly in an index.
(c)	The Dow Jones U.S. Select Dividend Index is an additional index, and represents the country’s top stocks by dividend yield, selected annually and subject to screening and buffering criteria. The index is not actively managed and does not reflect any deductions of fees, expenses or taxes. An investor may not invest directly in an index.
(d)	The HFRX Global Hedge Fund Index is an additional index, and is designed to be representative of the overall composition of the hedge fund universe and includes convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage and relative value strategies. The index returns are updated periodically and are subject to change. The returns were accurate as of the date of this publication. The index is not actively managed and does not reflect any deduction of fees, expenses or taxes. An investor may not invest directly in an index.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Top Ten Holdings**

(for the period ended October 31, 2018)

As a percentage of Net Assets
PIMCO Short-Term Fund,
Institutional Class	32.33%
AQR Multi Strategy Alternative Fund, Class I	10.42%
American Media, Inc.	3.12%
Harland Clarke Holdings Corp.	2.47%
Resolute Forest Products, Inc.	2.35%
One Call Corp.	1.30%
RR Donnelley & Sons Co.	1.29%
Mohegan Gaming & Entertainment	1.22%
Dean Foods Co.	1.13%
McClatchy Co.	1.11%
Top Ten Holdings

**	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

Semi-Annual Report | October 31, 2018	7

Highland Resolute Fund	Performance Update

October 31, 2018 (Unaudited)

Performance of $10,000 Initial Investment (for the period ended October 31, 2018)

Comparison of change in value of a $10,000 investment

The chart represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

Highland Resolute Fund	Consolidated Disclosure of Fund Expenses

October 31, 2018 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges (loads), redemption fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder services fees and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period of May 1, 2018 to October 31, 2018.

Actual Expenses. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table below under the heading titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as applicable sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Highland Resolute Fund	BEGINNING ACCOUNT VALUE 05/01/18	ENDING ACCOUNT VALUE 10/31/18	EXPENSE RATIO(a)	EXPENSES PAID, and DURING PERIOD 05/01/18-10/31/18(b)
Class I
Actual	$1,000.00	$956.50	0.75%	$3.70
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82

(a)	Annualized, based on the Fund's most recent fiscal half year expenses.
(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184)/365 (to reflect the half-year period).

Semi-Annual Report | October 31, 2018	9

Highland Resolute Fund	Consolidated Schedule of Investments

October 31, 2018 (Unaudited)

Description	Shares	Value (Note 2)
CLOSED-END FUNDS (0.49%)
Altaba, Inc.(a)	27,721	$1,666,032

TOTAL CLOSED-END FUNDS
(Cost $$1,663,801)		1,666,032

COMMON STOCKS (9.68%)
BUILDING MATERIALS (0.16%)
Fortune Brands Home & Security, Inc.	3,845	172,371
Masco Corp.	12,320	369,600
		541,971

CASINO & GAMBLING (0.43%)
Caesars Entertainment Corp.(a)(b)	171,150	1,470,178

CHEMICALS (0.49%)
The Sherwin-Williams Co.(b)	4,249	1,671,854

COMMERCIAL SERVICES (1.01%)
PayPal Holdings, Inc.(a)	20,100	1,692,219
S&P Global, Inc.(b)	9,736	1,775,068
		3,467,287

DISTRIBUTION/WHOLESALE (0.67%)
LKQ Corp.(a)(b)	84,488	2,303,988

DIVERSIFIED FINANCIAL SERVICES (1.03%)
Mastercard, Inc., Class A	8,931	1,765,391
Visa, Inc., Class A	12,782	1,761,998
		3,527,389

HOTELS, RESTAURANTS & LEISURE (1.18%)
Marriott International, Inc., Class A	15,343	1,793,443
Wyndham Hotels & Resorts, Inc.	45,308	2,233,232
		4,026,675

INTERNET (1.18%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)	196	27,887
Alphabet, Inc., Class A(a)(b)	2,118	2,309,848
Booking Holdings, Inc.(a)	903	1,692,746
		4,030,481

MACHINERY-DIVERSIFIED (0.45%)
The Middleby Corp.(a)(b)	13,584	1,525,483

MEDIA (0.56%)
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	37,914	1,563,573

See Notes to Financial Statements.

Highland Resolute Fund	Consolidated Schedule of Investments

October 31, 2018 (Unaudited)

Description	Shares	Value (Note 2)
MEDIA (0.56%) (continued)
Liberty Media Corp.-Liberty SiriusXM, Class C(a)(b)	8,878	$366,395
		1,929,968

PIPELINES (0.31%)
Energy Transfer LP	68,996	1,072,198

RESTAURANTS (0.51%)
Restaurant Brands International, Inc.	31,562	1,728,651

SOFTWARE (1.16%)
CDK Global, Inc.	30,716	1,758,184
SS&C Technologies Holdings, Inc.(b)	43,563	2,228,683
		3,986,867

SPECIALTY FINANCE (0.54%)
Worldpay, Inc., Class A(a)	20,126	1,848,372

TOTAL COMMON STOCKS
(Cost $33,500,785)		33,131,362

OPEN-END MUTUAL FUNDS (42.75%)
AQR Multi Strategy Alternative Fund, Class I	4,572,357	35,664,385
PIMCO Short-Term Fund, Institutional Class(b)	11,189,339	110,662,562
		146,326,947

TOTAL OPEN-END MUTUAL FUNDS
(Cost $151,494,575)		146,326,947

	Notional Amount	Exercise Date	Exercise Price	Contracts	Value (Note 2)
PURCHASED PUT OPTIONS (0.04%)
S&P 500® Index	$35,252,620	11/16/2018	$2,500	130	81,900
S&P 500® Index	12,745,178	11/16/2018	2,550	47	47,000
					128,900

TOTAL PURCHASED PUT OPTIONS
(Cost $200,730)					128,900

Description		Principal Amount	Value (Note 2)
CORPORATE BONDS (19.52%)
COMMERCIAL SERVICES (2.18%)
Great Lakes Dredge & Dock Corp.
8.00%,	05/15/2022	$65,000	66,969

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2018	11

Highland Resolute Fund	Consolidated Schedule of Investments

October 31, 2018 (Unaudited)

Description		Principal Amount	Value (Note 2)
COMMERCIAL SERVICES (2.18%) (continued)
RR Donnelley & Sons Co.
6.00%,	04/01/2024	$1,369,000	$1,324,508
6.50%,	11/15/2023	4,575,000	4,420,594
6.63%,	04/15/2029	109,000	101,642
7.00%,	02/15/2022	765,000	776,475
8.88%,	04/15/2021	740,000	784,400
			7,474,588

COMPUTERS (3.26%)
Everi Payments, Inc.
7.50%,	12/15/2025(c)	2,707,000	2,700,233
Harland Clarke Holdings Corp.
9.25%,	03/01/2021(b)(c)	9,458,500	8,453,534
			11,153,767

DIVERSIFIED FINANCIAL SERVICES (0.31%)
Navient Corp.
6.75%,	06/15/2026	1,106,000	1,058,995

ENTERTAINMENT (1.42%)
Enterprise Development Authority
12.00%,	07/15/2024(c)	693,000	663,547
Mohegan Tribal Gaming
7.88%,	10/15/2024(c)	4,293,000	4,180,309
			4,843,856

ENVIRONMENTAL CONTROL (0.20%)
GFL Environmental, Inc.
5.63%,	05/01/2022(c)	375,000	358,125
Wrangler Buyer Corp.
6.00%,	10/01/2025(c)	300,000	322,500
			680,625

FOOD (1.28%)
Chobani LLC / Chobani Finance Corp., Inc.
7.50%,	04/15/2025(c)	632,000	542,730
Dean Foods Co.
6.50%,	03/15/2023(b)(c)	4,174,000	3,855,733
			4,398,463

FOREST PRODUCTS & PAPER (2.35%)
Resolute Forest Products, Inc.
5.88%,	05/15/2023(b)	7,867,000	8,039,398

HEALTHCARE-SERVICES (2.58%)
AHP Health Partners, Inc.
9.75%,	07/15/2026(c)	1,782,000	1,817,640

See Notes to Financial Statements.

Highland Resolute Fund	Consolidated Schedule of Investments

October 31, 2018 (Unaudited)

Description		Principal Amount	Value (Note 2)
HEALTHCARE-SERVICES (2.58%) (continued)
One Call Corp.
7.50%,	07/01/2024(c)	$4,595,000	$4,457,150
10.00%,	10/01/2024(c)	3,171,000	2,552,655
			8,827,445

MACHINERY-CONSTR&MINING (0.14%)
Vertiv Intermediate Holding Corp.
12.00%,	02/15/2022(c)	498,000	487,417

OIL & GAS (0.07%)
Par Petroleum LLC / Par Petroleum Finance Corp.
7.75%,	12/15/2025(c)	241,000	239,192

PUBLISHING & BROADCASTING (5.09%)
American Media, Inc.
0.00%,	03/01/2022(c)(d)	11,355,000	10,673,700
McClatchy Co.
6.88%,	03/15/2029	2,318,000	2,958,348
9.00%,	07/15/2026(c)	3,680,000	3,785,800
			17,417,848

RETAIL (0.64%)
Golden Nugget, Inc.
8.75%,	10/01/2025(c)	2,141,000	2,205,230

TOTAL CORPORATE BONDS
(Cost $65,237,463)			66,826,824

Description	Principal Amount/ Shares	Value (Note 2)
Short Term Investments (2.87%)
MONEY MARKET FUNDS (2.87%)
Dreyfus Treasury Cash Management Fund, Institutional Class, 7-day yield, 2.070%(b)	9,820,252	9,820,252

TOTAL SHORT TERM INVESTMENTS
(Cost $9,820,252)		9,820,252

TOTAL INVESTMENTS (75.35%)
(Cost $261,917,606)	$	257,900,317

SEGREGATED CASH WITH BROKERS (28.83%)(e)		98,686,443

SECURITIES SOLD SHORT (-3.96%)
(Proceeds $13,423,228)	$	(13,554,922)

OTHER ASSETS IN EXCESS OF LIABILITIES (-0.22%)		(755,737)
NET ASSETS (100.00%)	$	342,276,101

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2018	13

Highland Resolute Fund	Consolidated Schedule of Investments

October 31, 2018 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT

Description	Shares	Value (Note 2)
EXCHANGE TRADED FUNDS (-2.40%)
Consumer Staples Select Sector SPDR® Fund	(4,605)	$(253,321)
Health Care Select Sector SPDR® Fund	(14,344)	(1,272,313)
iShares® 20+ Year Treasury Bond ETF	(7,447)	(845,830)
iShares® 3-7 Year Treasury Bond ETF	(6,590)	(783,815)
iShares® 7-10 Year Treasury Bond ETF	(8,067)	(812,024)
iShares® Nasdaq Biotechnology ETF	(919)	(95,640)
SPDR® S&P Pharmaceuticals ETF	(11,802)	(510,790)
SPDR® S&P Retail ETF	(21,101)	(994,701)
Utilities Select Sector SPDR® Fund	(8,868)	(476,123)
Vaneck Vectors Pharmaceutical ETF	(8,702)	(526,123)
Vanguard Total International Bond ETF	(30,039)	(1,638,027)
		(8,208,707)
TOTAL EXCHANGE TRADED FUNDS (-2.40%)
(Proceeds $7,955,606)		(8,208,707)

Description	Shares	Value (Note 2)
CORPORATE BONDS (-1.56%)
ADVERTISING (-0.22%)
MDC Partners, Inc.
6.50%, 5/1/2024(c)	$(900,000)	$(742,500)

CHEMICALS (-0.36%)
CVR Partners LP / CVR Nitrogen Finance Corp.
9.25%, 6/15/2023(c)	(1,158,000)	(1,224,585)

FOOD (-0.24%)
TreeHouse Foods, Inc.
6.00%, 2/15/2024(c)	(837,000)	(839,093)

MEDIA (-0.15%)
Meredith Corp.
6.88%, 2/1/2026(c)	(501,000)	(502,252)

OIL & GAS (-0.06%)
Precision Drilling Corp.
7.13%, 1/15/2026(c)	(217,000)	(215,915)

TELECOMMUNICATIONS (-0.53%)
GTT Communications, Inc.
7.88%, 12/31/2024(c)	(1,630,000)	(1,540,350)
Plantronics, Inc.
5.50%, 5/31/2023(c)	(288,000)	(281,520)
		(1,821,870)

TOTAL CORPORATE BONDS
(Proceeds $5,467,622)		(5,346,215)

TOTAL SECURITIES SOLD SHORT
(Proceeds $13,423,228)		$(13,554,922)

See Notes to Financial Statements.

Highland Resolute Fund	Consolidated Schedule of Investments

October 31, 2018 (Unaudited)

(a)	Non-income producing security.
(b)	Security position either entirely or partially held in a segregated account as collateral for securities sold short and total return swaps. Aggregate total fair value of $133,390,941.
(c)	Security exempt from registration under rule 144A of the securities act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the fair value of those securities held in long positions was $47,295,495 and the value of the securities held in short positions was $(5,346,215). This totals $41,949,280, which represents 12.26% of the Fund's net assets.
(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(e)	Includes cash which is being held as collateral for securities sold short and total return swap contracts.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2018	15

Highland Resolute Fund	Consolidated Schedule of Investments

October 31, 2018 (Unaudited)

TOTAL RETURN SWAP CONTRACTS*

Counterparty	Reference Obligation	Notional Amount	Value	Rate Paid by the Fund	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	BHDG Systematic Trading Segregated Portfolio(a)	$17,435,278	$17,414,120	1-Month LIBOR BBA	09/13/2023	$21,158
Morgan Stanley	Clinton Segregated Portfolio(b)	16,912,856	16,834,316	1-Month LIBOR BBA	09/13/2023	78,540
Morgan Stanley	iBoxx USD Liquid High Yield Index	6,697,000	6,611,617	3-Month LIBOR BBA	12/20/2018	85,383
Morgan Stanley	Long/Short Segregated Portfolio(c)	37,683,845	37,096,916	1-Month LIBOR BBA	03/20/2019	586,929
Morgan Stanley	Melchior Segregated Portfolio(d)	40,930,784	40,747,401	1-Month LIBOR BBA	03/20/2019	183,383
Morgan Stanley	PSAM Highland(e)	46,900,941	47,727,110	1-Month EURIBOR	06/03/2021	(826,169)
Morgan Stanley	WABR(f)	35,094,166	35,080,655	1-Month LIBOR BBA	09/01/2020	13,511
		$201,654,870	$201,512,135			$142,735

*	For the long positions, the Fund receives payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund makes payments on any negative return of such Reference Obligation plus the rate paid by the Fund. For short positions, the Fund receives payments based on any negative return of the Reference Obligation less the rate paid by the fund. The Fund makes payments on any positive return of such Reference obligation plus the rate paid by the Fund. Payments are made weekly.
(a)	BHDG Systematic Trading Segregated Portfolio is a quantitative trend following strategy that uses futures. BHDG will employ some short, medium, and long term signals. Interest rate, commodity, equity, and sovereign debt futures will be used. Any asset class may have net long or short exposure, and exposures in aggregate may be net long or short.
(b)	Clinton Segregated Portfolio is a global, quantitative equity market neutral strategy. The Portfolio will invest in large, mid, and small cap stocks in developed and some emerging markets. The strategy will also attempt to minimize net exposure to any given country or sector. The strategy attempts to generate returns primarily through trading value, momentum, and mean reversion models.
(c)	Long/Short Segregated Portfolio is a European equity long/short strategy that employs a flexible, low-net strategy (0% to 50%), and long exposure will vary between 60% and 100%. The portfolio is primarily comprised of large and mid-cap stocks listed on European exchanges.
(d)	Melchior Segregated Portfolio is a global equity long/short strategy that uses a long-biased strategy that is focused on cyclical sectors. The strategy has a net exposure that ranges between 50% and 80%, and long exposure varies between 80% and 100%. The strategy is comprised of large cap stocks listed on exchanges of developed and emerging market countries.
(e)	PSAM Highland employs an event driven strategy. The fund will primarily make investments in equity special situations and merger arbitrage. The strategy will also opportunistically allocate to liquid high yield credit positions when trading at stressed levels. The strategy will employ gross long exposure of up to 120%, and net exposure will typically vary from 40% to 80%.
(f)	WABR incorporates an absolute return oriented approach within a risk parity framework. Active absolute return strategies include fundamental long/short equity, credit relative value, discretionary macro, and equity market neutral strategies. The strategy also maintains a passive risk weighted allocation to equities and fixed income, but each of the three allocations is equally risk weighted subject to a 40% limit on the absolute return allocation. Gross equity long exposure will typically be 140% or less, and net equity exposure will vary between 5% and 35%.

See Notes to Financial Statements.

Highland Resolute Fund	Consolidated Schedule of Investments

October 31, 2018 (Unaudited)

BHDG SYSTEMATIC TRADING SEGREGATED PORTFOLIO

Description	Contracts	Value	Percentage of Value
LONG SECURITIES
OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS
AUD TO JPY FORWARD SD : 19-Dec-2018	4,896,630	$3,469,095	19.90%
AUD TO USD FORWARD SD : 19-Dec-2018	2,718,968	1,926,296	11.05%
CAD TO USD FORWARD SD : 19-Dec-2018	4,162,447	3,165,018	18.15%
EUR TO PLN FORWARD SD : 19-Dec-2018	2,611,846	2,970,646	17.04%
EUR TO USD FORWARD SD : 19-Dec-2018	3,938,459	4,479,500	25.69%
GBP TO USD FORWARD SD : 19-Dec-2018	1,860,346	2,383,511	13.67%
JPY TO AUD FORWARD SD : 19-Dec-2018	500,133,392	4,449,911	25.52%
JPY TO USD FORWARD SD : 19-Dec-2018	467,369,984	4,158,400	23.85%
PLN TO EUR FORWARD SD : 19-Dec-2018	8,430,666	2,199,834	12.62%
SGD TO USD FORWARD SD : 19-Dec-2018	6,122,343	4,424,441	25.38%
USD TO AUD FORWARD SD : 19-Dec-2018	3,783,156	3,783,156	21.70%
USD TO CAD FORWARD SD : 19-Dec-2018	4,229,065	4,229,065	24.26%
USD TO CHF FORWARD SD : 19-Dec-2018	2,539,920	2,539,920	14.57%
USD TO EUR FORWARD SD : 19-Dec-2018	8,072,171	8,072,171	46.30%
USD TO GBP FORWARD SD : 19-Dec-2018	4,177,747	4,177,747	23.96%
USD TO ILS FORWARD SD : 19-Dec-2018	1,865,916	1,865,916	10.70%
USD TO INR FORWARD SD : 19-Dec-2018	3,040,336	3,040,336	17.44%
USD TO JPY FORWARD SD : 19-Dec-2018	5,717,576	5,717,576	32.79%
USD TO KRW FORWARD SD : 19-Dec-2018	2,705,041	2,705,041	15.51%
USD TO MXN FORWARD SD : 19-Dec-2018	1,912,854	1,912,854	10.97%
USD TO NOK FORWARD SD : 19-Dec-2018	2,995,818	2,995,818	17.18%
USD TO NZD FORWARD SD : 19-Dec-2018	2,306,173	2,306,173	13.23%
USD TO PLN FORWARD SD : 19-Dec-2018	2,805,204	2,805,204	16.09%
USD TO SEK FORWARD SD : 19-Dec-2018	2,229,306	2,229,306	12.79%
USD TO SGD FORWARD SD : 19-Dec-2018	7,920,610	7,920,610	45.43%
		89,927,542	515.78%
TOTAL LONG		$89,927,542	515.78%

SECURITIES SOLD SHORT
OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS
AUD TO JPY FORWARD SD : 19-Dec-2018	(6,296,556)	(4,460,895)	-25.59%
AUD TO USD FORWARD SD : 19-Dec-2018	(5,307,275)	(3,760,023)	-21.57%
CAD TO USD FORWARD SD : 19-Dec-2018	(5,506,376)	(4,186,907)	-24.01%
CHF TO USD FORWARD SD : 19-Dec-2018	(2,482,536)	(2,476,333)	-14.20%
EUR TO PLN FORWARD SD : 19-Dec-2018	(1,955,277)	(2,223,881)	-12.76%
EUR TO USD FORWARD SD : 19-Dec-2018	(6,931,190)	(7,883,354)	-45.21%
GBP TO USD FORWARD SD : 19-Dec-2018	(3,204,275)	(4,105,378)	-23.55%
INR TO USD FORWARD SD : 19-Dec-2018	(223,795,292)	(3,008,911)	-17.26%
JPY TO AUD FORWARD SD : 19-Dec-2018	(394,146,157)	(3,506,895)	-20.11%
JPY TO USD FORWARD SD : 19-Dec-2018	(636,798,369)	(5,665,881)	-32.50%
KRW TO USD FORWARD SD : 19-Dec-2018	(3,049,891,371)	(2,675,774)	-15.35%
MXN TO USD FORWARD SD : 19-Dec-2018	(37,225,590)	(1,819,264)	-10.43%
NOK TO USD FORWARD SD : 19-Dec-2018	(24,769,359)	(2,944,390)	-16.89%
NZD TO USD FORWARD SD : 19-Dec-2018	(3,534,036)	(2,306,937)	-13.23%
PLN TO EUR FORWARD SD : 19-Dec-2018	(11,305,181)	(2,949,888)	-16.92%
PLN TO USD FORWARD SD : 19-Dec-2018	(10,446,559)	(2,725,845)	-15.63%
SEK TO USD FORWARD SD : 19-Dec-2018	(20,034,497)	(2,199,739)	-12.62%
SGD TO USD FORWARD SD : 19-Dec-2018	(10,882,092)	(7,864,173)	-45.10%
USD TO AUD FORWARD SD : 19-Dec-2018	(1,953,868)	(1,953,868)	-11.21%
USD TO CAD FORWARD SD : 19-Dec-2018	(3,217,606)	(3,217,606)	-18.45%

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2018	17

Highland Resolute Fund	Consolidated Schedule of Investments

October 31, 2018 (Unaudited)

Description	Contracts	Value	Percentage of Value
OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS (CONTINUED)
USD TO EUR FORWARD SD : 19-Dec-2018	(4,619,264)	(4,619,264)	-26.49%
USD TO GBP FORWARD SD : 19-Dec-2018	(2,447,297)	(2,447,297)	-14.04%
USD TO JPY FORWARD SD : 19-Dec-2018	(4,177,236)	(4,177,236)	-23.96%
USD TO NOK FORWARD SD : 19-Dec-2018	(1,865,818)	(1,865,818)	-10.70%
USD TO SGD FORWARD SD : 19-Dec-2018	(4,472,401)	(4,472,401)	-25.65%
		(89,517,958)	-513.43%
TOTAL SHORT		$(89,517,958)	-513.43%

REMAINING SECURITIES, CASH AND OTHER ASSETS AND LIABILITIES		$17,025,694	97.65%
TOTAL VALUE		$17,435,278

CLINTON SEGREGATED PORTFOLIO

Description	Contracts	Value	Percentage of Value	Swap Counterparty	Floating Rate/Fixed Rate Amount paid by Fund	Floating Rate Index	Termination Date
LONG SECURITIES
EQUITY SWAPS
Altran Technologies SA	14,129	$29,720	0.18%	Morgan Stanley & Co., LLC	9.7 bps + 1D EONIA	1D EONIA	9/18/2019
Ametek Inc	1,718	(9,901)	-0.06%	Morgan Stanley & Co., LLC	265 bps + 1D FEDEF	1D FEDEF	6/11/2019
Anadarko Petroleum Corp	4,001	(23,441)	-0.14%	Morgan Stanley & Co., LLC	265 bps + 1D FEDEF	1D FEDEF	6/11/2019
ArcelorMittal	10,407	(14,860)	-0.09%	Morgan Stanley & Co., LLC	9.7 bps + 1D EONIA	1D EONIA	9/18/2019
Avery Dennison Corp	1,193	(7,885)	-0.05%	Morgan Stanley & Co., LLC	265 bps + 1D FEDEF	1D FEDEF	6/11/2019
Broadridge Financial Solutions	1,773	(14,307)	-0.08%	Morgan Stanley & Co., LLC	265 bps + 1D FEDEF	1D FEDEF	6/11/2019
Eaton Corp PLC	4,357	(10,704)	-0.06%	Morgan Stanley & Co., LLC	265 bps + 1D FEDEF	1D FEDEF	6/11/2019
Eregli Demir ve Celik Fabrikal	54,878	(15,403)	-0.09%	Morgan Stanley & Co., LLC	25.26 bps + 1D COF	1D COF	9/20/2019
Fortive Corp	6,190	10,755	0.06%	Morgan Stanley & Co., LLC	265 bps + 1D FEDEF	1D FEDEF	6/11/2019
Harris Corp	1,020	(9,767)	-0.06%	Morgan Stanley & Co., LLC	265 bps + 1D FEDEF	1D FEDEF	6/11/2019
Kering SA	619	10,458	0.06%	Morgan Stanley & Co., LLC	9.7 bps + 1D EONIA	1D EONIA	9/18/2019
Lockheed Martin Corp	1,043	(13,565)	-0.08%	Morgan Stanley & Co., LLC	265 bps + 1D FEDEF	1D FEDEF	6/11/2019
L'Oreal SA	1,249	12,327	0.07%	Morgan Stanley & Co., LLC	9.7 bps + 1D EONIA	1D EONIA	9/18/2019
MTU Aero Engines AG	786	7,849	0.05%	Morgan Stanley & Co., LLC	9.7 bps + 1D EONIA	1D EONIA	9/18/2019
Naspers Ltd	1,582	20,568	0.12%	Morgan Stanley & Co., LLC	7.25 bps + 1D SABOR	1D SABOR	9/19/2019
Nolato AB	800	(18,533)	-0.11%	Morgan Stanley & Co., LLC	1M STIBO - 19 bps	1M STIBO	9/18/2019
Northrop Grumman Corp	745	(33,614)	-0.20%	Morgan Stanley & Co., LLC	265 bps + 1D FEDEF	1D FEDEF	6/11/2019
Petkim Petrokimya Holding AS	157,143	(10,967)	-0.06%	Morgan Stanley & Co., LLC	25.26 bps + 1D COF	1D COF	9/20/2019
Regions Financial Corp	11,381	12,541	0.07%	Morgan Stanley & Co., LLC	265 bps + 1D FEDEF	1D FEDEF	6/11/2019
Sixt SE	424	(7,800)	-0.05%	Morgan Stanley & Co., LLC	9.7 bps + 1D EONIA	1D EONIA	9/18/2019
Tauron Polska Energia SA	113,639	(16,044)	-0.09%	Morgan Stanley & Co., LLC	25.26 bps + 1D COF	1D COF	9/18/2019
Tekfen Holding AS	15,471	16,561	0.10%	Morgan Stanley & Co., LLC	25.26 bps + 1D COF	1D COF	9/20/2019
Tele2 AB	18,132	(9,970)	-0.06%	Morgan Stanley & Co., LLC	1M STIBO - 19 bps	1M STIBO	9/18/2019
Telecom Italia SpA/Milano	224,416	9,209	0.05%	Morgan Stanley & Co., LLC	9.7 bps + 1D EONIA	1D EONIA	9/18/2019
WW Grainger Inc	309	(13,045)	-0.08%	Morgan Stanley & Co., LLC	265 bps + 1D FEDEF	1D FEDEF	6/11/2019
		(99,820)	-0.59%
TOTAL LONG		$(99,820)	-0.59%

SECURITIES SOLD SHORT
EQUITY SWAPS
Adecco Group AG	(3,845)	(9,781)	-0.06%	Morgan Stanley & Co., LLC	1M LIBOR-113 bps	1M LIBOR	9/28/2019
ams AG	(3,746)	(12,059)	-0.07%	Morgan Stanley & Co., LLC	1M LIBOR-113 bps	1M LIBOR	9/18/2019
AngloGold Ashanti Ltd	(13,415)	(24,912)	-0.15%	Morgan Stanley & Co., LLC	7.25 bps + 1D SABOR	1D SABOR	9/19/2019
Arcelik AS	(23,667)	(9,166)	-0.05%	Morgan Stanley & Co., LLC	25.26 bps + 1D COF	1D COF	9/20/2019
CaixaBank SA	(57,118)	(8,050)	-0.05%	Morgan Stanley & Co., LLC	9.7 bps + 1D EONIA	1D EONIA	9/18/2019
CBS Corp	(2,988)	(10,721)	-0.06%	Morgan Stanley & Co., LLC	265 bps + 1D FEDEF	1D FEDEF	6/11/2019

See Notes to Financial Statements.

Highland Resolute Fund	Consolidated Schedule of Investments

October 31, 2018 (Unaudited)

Description	Contracts	Value	Percentage of Value	Swap Counterparty	Floating Rate/Fixed Rate Amount paid by Fund	Floating Rate Index	Termination Date
EQUITY SWAPS (CONTINUED)
Cie Financiere Richemont SA	(3,111)	(11,248)	-0.07%	Morgan Stanley & Co., LLC	1M LIBOR - 113 bps	1M LIBOR	9/18/2019
Comcast Corp	(8,278)	(8,824)	-0.05%	Morgan Stanley & Co., LLC	265 bps + 1D FEDEF	1D FEDEF	6/11/2019
Core Laboratories NV	(1,258)	24,445	0.14%	Morgan Stanley & Co., LLC	265 bps + 1D FEDEF	1D FEDEF	6/11/2019
Covestro AG	(4,290)	(18,647)	-0.11%	Morgan Stanley & Co., LLC	9.7 bps + 1D EONIA	1D EONIA	9/18/2019
dormakaba Holding AG	(155)	(10,290)	-0.06%	Morgan Stanley & Co., LLC	1M LIBOR - 113 bps	1M LIBOR	9/18/2019
Electrolux AB	(13,503)	(9,738)	-0.06%	Morgan Stanley & Co., LLC	1M STIBO - 19 bps	1M STIBO	9/18/2019
Franklin Resources Inc	(13,149)	(9,476)	-0.06%	Morgan Stanley & Co., LLC	265 bps + 1D FEDEF	1D FEDEF	6/11/2019
Givaudan SA	(109)	(13,961)	-0.08%	Morgan Stanley & Co., LLC	1M LIBOR-113 bps	1M LIBOR	9/18/2019
HeidelbergCement AG	(4,096)	(9,247)	-0.05%	Morgan Stanley & Co., LLC	9.7 bps + 1D EONIA	1D EONIA	9/18/2019
Illinois Tool Works Inc	(2,905)	(8,512)	-0.05%	Morgan Stanley & Co., LLC	265 bps + 1D FEDEF	1D FEDEF	6/11/2019
Kraft Heinz Co/The	(7,856)	11,424	0.07%	Morgan Stanley & Co., LLC	265 bps + 1D FEDEF	1D FEDEF	6/11/2019
LafargeHolcim Ltd	(6,075)	(10,192)	-0.06%	Morgan Stanley & Co., LLC	1M LIBOR-113 bps	1M LIBOR	9/18/2019
Marsh & McLennan Cos Inc	(3,636)	(8,038)	-0.05%	Morgan Stanley & Co., LLC	265 bps + 1D FEDEF	1D FEDEF	6/11/2019
Mettler-Toledo International I	(117)	7,778	0.05%	Morgan Stanley & Co., LLC	265 bps + 1D FEDEF	1D FEDEF	6/11/2019
Nasdaq Inc	(2,705)	(13,175)	-0.08%	Morgan Stanley & Co., LLC	265 bps + 1D FEDEF	1D FEDEF	6/11/2019
PNC Financial Services Group I	(2,797)	(9,510)	-0.06%	Morgan Stanley & Co., LLC	265 bps + 1D FEDEF	1D FEDEF	6/11/2019
Sanofi	(3,116)	(8,330)	-0.05%	Morgan Stanley & Co., LLC	9.7 bps + 1D EONIA	1D EONIA	9/18/2019
Smiths Group PLC	(7,965)	(8,160)	-0.05%	Morgan Stanley & Co., LLC	70 bps + 1D SONIA	1D SONIA	9/18/2019
Valeo SA	(8,631)	(15,878)	-0.09%	Morgan Stanley & Co., LLC	9.7 bps + 1D EONIA	1D EONIA	9/18/2019
		(204,269)	-1.21%
TOTAL SHORT		(204,269)	-1.21%

REMAINING SECURITIES AND CASH		$17,216,945	101.80%
TOTAL VALUE		$16,912,856

IMPALA SEGREGATED PORTFOLIO

Description	Contracts	Value	Percentage of Value	Swap Counterparty	Floating Rate/Fixed Rate Amount paid by Fund	Floating Rate Index	Termination Date
LONG SECURITIES
EQUITY SWAPS
Alphabet Inc	732	113,158	0.30%	Morgan Stanley & Co., LLC	270 bps + 1D FEDEF	1D FEDEF	11/27/2018
Caterpillar Inc	10,722	(271,966)	-0.72%	Morgan Stanley & Co., LLC	270 bps + 1D FEDEF	1D FEDEF	11/27/2018
Cie Plastic Omnium SA	6,183	(68,783)	-0.18%	Morgan Stanley & Co., LLC	13 bps + 1M EURIB	1M EURIB	5/13/2019
Knight-Swift Transportation Ho	14,954	(103,115)	-0.27%	Morgan Stanley & Co., LLC	270 bps + 1D FEDEF	1D FEDEF	11/27/2018
Royal Caribbean Cruises Ltd	14,612	(138,236)	-0.37%	Morgan Stanley & Co., LLC	270 bps + 1D FEDEF	1D FEDEF	11/27/2018
Take-Two Interactive Software	11,129	285,304	0.76%	Morgan Stanley & Co., LLC	270 bps + 1D FEDEF	1D FEDEF	11/27/2018
		(183,638)	-0.49%

COMMON STOCKS
AP Moller - Maersk A/S	114	$144,484	0.38%
Apple, Inc.	2,592	567,285	1.51%
Belmond, Ltd.	12,854	220,060	0.58%
Boeing Co.	2,998	1,063,870	2.82%
Booking Holdings, Inc.	146	273,689	0.73%
Brunswick Corp.	28,469	1,480,103	3.93%
Canfor Corp.	24,288	349,068	0.93%
Constellation Brands, Inc.	5,875	1,170,476	3.11%
DowDuPont, Inc.	1,342	72,361	0.19%
First Quantum Minerals, Ltd.	95,924	957,964	2.54%
Hess Corp.	22,222	1,275,543	3.38%
Host Hotels & Resorts, Inc.	7,683	146,822	0.39%
Hudson, Ltd.	13,798	291,690	0.77%

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2018	19

Highland Resolute Fund	Consolidated Schedule of Investments

October 31, 2018 (Unaudited)

Description	Contracts	Value	Percentage of Value
COMMON STOCKS (CONTINUED)
Kratos Defense & Security Solutions, Inc.	10,850	135,951	0.36%
Macy's, Inc.	16,086	551,589	1.46%
MarineMax, Inc.	33,062	752,491	2.00%
Marriott International, Inc.	2,632	307,654	0.82%
Microsoft Corp.	10,234	1,093,094	2.90%
Norfolk Southern Corp.	8,378	1,406,080	3.73%
Norwegian Cruise Line Holdings, Ltd.	6,279	276,716	0.73%
Royal Caribbean Cruises, Ltd.	1,385	145,051	0.38%
SeaWorld Entertainment, Inc.	9,409	245,763	0.65%
Southwest Airlines Co.	40,083	1,968,075	5.22%
Teck Resources, Ltd.	133,359	2,756,531	7.31%
Thor Industries, Inc.	15,221	1,059,990	2.81%
United Continental Holdings, Inc.	1,533	131,087	0.35%
		18,843,487	50.00%
TOTAL LONG		18,659,849	49.51%

SECURITIES SOLD SHORT
COMMON STOCKS
AGCO Corp.	(3,775)	(211,551)	-0.56%
BRP, Inc.	(9,178)	(369,422)	-0.98%
Cracker Barrel Old Country Store, Inc.	(1,248)	(198,033)	-0.53%
Domtar Corp.	(2,764)	(128,001)	-0.34%
Genesee & Wyoming, Inc.	(2,818)	(223,270)	-0.59%
ISHARES STOXX EU	(11,170)	(450,363)	-1.20%
Japan Airlines Co., Ltd.	(7,114)	(252,781)	-0.67%
LafargeHolcim Ltd	(1,678)	(77,565)	-0.21%
Lockheed Martin Corp.	(424)	(124,592)	-0.33%
Louisiana-Pacific Corp.	(10,522)	(229,064)	-0.61%
Mondelez International, Inc.	(14,193)	(595,822)	-1.58%
Northrop Grumman Corp.	(920)	(240,994)	-0.64%
PulteGroup, Inc.	(6,368)	(156,462)	-0.42%
SAS AB	(110,468)	(249,163)	-0.66%
Terex Corp.	(5,235)	(174,797)	-0.46%
Toll Brothers, Inc.	(2,157)	(72,605)	-0.19%
Fastenal Co.	(1,307)	(67,193)	-0.18%
Valmont Industries, Inc.	(537)	(66,754)	-0.18%
		(3,888,432)	-10.32%
TOTAL SHORT		$(3,888,432)	-10.32%

REMAINING SECURITIES AND CASH		22,912,428	60.81%
TOTAL VALUE		$37,683,845

See Notes to Financial Statements.

Highland Resolute Fund	Consolidated Schedule of Investments

October 31, 2018 (Unaudited)

MELCHIOR SEGREGATED PORTFOLIO

Description	Contracts	Value	Percentage of Value
LONG SECURITIES
CONTRACTS FOR DIFFERENCE
Abn Amro Group NV	22,856	$(57,865)	-0.14%
Alten SA	9,434	39,347	0.10%
Ascential PLC	118,507	(68,048)	-0.17%
ASML Holding NV	5,698	(110,804)	-0.27%
Asr nederland NV	26,350	111,988	0.27%
Associated British Foods PLC	40,035	(78,571)	-0.19%
Barclays PLC	163,438	(30,866)	-0.08%
Bayer AG	14,005	(259,878)	-0.63%
Befesa SA	24,633	(35,923)	-0.09%
Cerved Group SPA	146,323	(327,927)	-0.80%
CRH PLC	34,012	(92,698)	-0.23%
DS Smith PLC	194,323	(222,913)	-0.54%
Erste Group Bank AG	23,671	(53,918)	-0.13%
Ferguson PLC	26,037	(266,885)	-0.65%
Finecobank SPA	79,298	(36,697)	-0.09%
Fluidra SA	49,628	(113,241)	-0.28%
Howden Joinery Group PLC	196,801	(29,612)	-0.07%
Inficon Holding AG	892	39,992	0.10%
ING Groep NV	34,381	(100,590)	-0.25%
Inmobiliaria Colonial Socimi	98,341	(29,254)	-0.07%
Intertrust NV	67,605	(102,347)	-0.25%
JD Sports Fashion PLC	146,176	(35,146)	-0.09%
Jungheinrich-Preferred Stock	27,167	(143,317)	-0.35%
Lonza Group AG	3,276	155,270	0.38%
Maisons Du Monde SA	16,022	(103,589)	-0.25%
Moncler SPA	16,408	(124,797)	-0.30%
MTU Aero Engines AG	3,797	137,458	0.33%
Nestle SA	9,569	80,989	0.20%
Prosegur Cash SA	717,185	(335,202)	-0.82%
Prudential PLC	67,770	(149,481)	-0.37%
Recticel SA	93,786	(267,629)	-0.65%
Roche Holding AG	5,974	77,633	0.19%
Ryanair Holdings PLC	32,388	(109,564)	-0.27%
Shire PLC	8,659	58,524	0.14%
		(2,585,561)	-6.32%
INDEX OPTIONS
DJ Euro STOXX 50 EUR PRICE P @ 3100.0 NOV	432	92,534	0.23%
		92,534	0.23%
COMMON STOCKS
Grifols SA	62,102	1,268,119	3.10%
		1,268,119	3.10%
TOTAL LONG		$(1,224,908)	-2.99%

SECURITIES SOLD SHORT
CONTRACTS FOR DIFFERENCE
Babcock INTL Group PLC	(68,061)	52,041	0.13%
Boohoo Group PLC	(183,922)	64,217	0.15%
Evolution Gaming Group AB	(13,466)	(58,479)	-0.14%
Gima TT SPA	(16,314)	94,572	0.23%
Glanbia PLC	(71,201)	(84,653)	-0.21%
Koenig & Bauer AG	(6,052)	81,518	0.20%

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2018	21

Highland Resolute Fund	Consolidated Schedule of Investments

October 31, 2018 (Unaudited)

Description	Contracts	Value	Percentage of Value
CONTRACTS FOR DIFFERENCE (CONTINUED)
Metro Bank PLC	(7,384)	89,906	0.22%
Rockwool International AS	(1,757)	110,288	0.27%
Rolls-Royce Holdings PLC	(32,507)	60,081	0.14%
SKF AB	(25,280)	77,602	0.19%
Societe BIC SA	(6,651)	(35,133)	-0.09%
Stoxx Europe 600 Banks	(2,965)	72,449	0.18%
Teleperformance	(2,318)	35,059	0.09%
		559,469	1.36%

EQUITY FUTURES
Euro STOXX 50 Dec18	(173.44)	(91,279)	-0.22%
		(91,279)	-0.22%
TOTAL SHORTS		$468,190	1.14%

REMAINING SECURITIES AND CASH		$41,687,502	101.85%
TOTAL VALUE		$40,930,784

PSAM HIGHLAND

Description	Contracts	Value	Percentage of Value	Swap Counterparty	Floating Rate/Fixed Rate Amount paid by Fund	Floating Rate Index	Termination Date
LONG SECURITIES
EQUITY SWAPS
Altaba Inc.	32,607	317,112	0.68%	Morgan Stanley & Co., LLC	250 bps + 1D FEDEF	1D FEDEF	12/17/2018
Nex Group PLC	130,462	182,743	0.39%	Morgan Stanley & Co., LLC	65 bps + 1D SONIA	1D SONIA	7/18/2019
Shire PLC	64,713	229,391	0.49%	Morgan Stanley & Co., LLC	125 bps + 1D FEDEF	1D FEDEF	12/23/2019
		729,246	1.55%

COMMON STOCKS
Aetna Inc.	17,101	$2,995,682	6.39%
Dell Technologies Inc.	36,151	2,885,112	6.15%
Class V
Eqt Corp.	12,103	363,006	0.77%
Express Scripts	7,821	669,648	1.43%
Grupo Televisa SA ADR	18,171	230,708	0.49%
Integrated Device	6,079	251,232	0.53%
Technology Inc.
Lasalle Hotel Properties	9,639	280,935	0.60%
REIT
Mckesson Europe AG	45,398	1,189,417	2.54%
Ocean Outdoor Ltd	22,053	182,247	0.39%
Qurate Retail Inc.	36,523	707,491	1.51%
Red Hat Inc.	3,390	513,681	1.10%
Riviera Resources Inc.	36,351	684,266	1.46%
Roan Resources Inc.	30,906	443,977	0.95%
Rockwell Collins Inc.	2,998	338,922	0.72%
Telecom Italia	537,477	279,058	0.59%
Twenty-First Century Fox -	95,200	3,826,162	8.16%
Class A
VIVENDI	17,591	375,383	0.80%
Vodafone Group PLC ADR	16,769	280,278	0.60%
		16,497,205	35.18%

See Notes to Financial Statements.

Highland Resolute Fund	Consolidated Schedule of Investments

October 31, 2018 (Unaudited)

Description	Contracts	Value	Percentage of Value
CORPORATE BONDS
Altice Luxembourg SA	391,502	319,741	0.68%
Bausch Health Cos., Inc.	614,154	497,783	1.06%
Bruce Mansfield FE 6.85 06/01/34	2,669,483	1,157,757	2.47%
GenOn Energy, Inc.	484,176	293,633	0.62%
GenOn Energy, Inc.	1,075,064	644,863	1.37%
GenOn Energy, Inc.	1,039,325	623,425	1.33%
Hexion, Inc.	726,627	578,203	1.23%
Hexion, Inc.	244,185	190,803	0.41%
Hexion, Inc. / Hexion Nova Scotia Finance ULC	350,003	179,235	0.38%
Neiman Marcus Group, Ltd. LLC	659,848	349,558	0.74%
Neiman Marcus Group, Ltd. LLC	510,518	270,449	0.58%
NOBLE GROUP ASSET CO 10.00% DUE 04/29/20	531,324	457,391	0.98%
NOBLE GROUP TRADE CO 8.75% DUE 04/29/202	251,680	195,548	0.42%
Ohio Air Quality Development Authority	265,103	161,505	0.62%
Solarcity Corp	372,039	309,184	0.66%
		6,229,078	13.55%

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS
MXN TO USD FORWARD SD : 29-Mar-2019	4,498,243	188,382	0.40%
USD TO GBP FORWARD SD : 29-Mar-2019	330,176	287,648	0.62%
USD TO MXN FORWARD SD : 29-Mar-2019	624,679	544,219	1.16%
		1,020,249	2.18%
TOTAL LONG		$24,475,778	52.46%

SECURITIES SOLD SHORT
COMMON STOCKS
Alibaba Group Holding	(2,959)	(371,748)	-0.79%
Cigna Corporation	(1,909)	(360,381)	-0.77%
Cvs Health Corp	(14,345)	(916,882)	-1.96%
Esterline Technologies Corp.	(1,631)	(168,998)	-0.64%
Vmware Inc. - Class A	(2,655)	(331,441)	-0.71%
		(2,149,450)	-4.87%

CORPORATE BONDS
NRG Energy, Inc.	(258,056)	(243,935)	-0.52%
Olin Corp.	(227,518)	(189,507)	-0.41%
Tronox, Inc.	(273,380)	(222,315)	-0.47%
		(655,757)	-1.40%
OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS
GBP TO USD FORWARD SD : 29-Mar-2019	(249,443)	(279,877)	-0.60%
MXN TO USD FORWARD SD : 29-Mar-2019	(12,354,285)	(517,384)	-1.10%
USD TO MXN FORWARD SD : 29-Mar-2019	(219,734)	(191,431)	-0.41%
		(988,692)	-2.11%
TOTAL SHORT		$(3,793,899)	-8.37%

REMAINING SECURITIES AND CASH		$26,219,062	55.91%
TOTAL VALUE		$46,900,941

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2018	23

Highland Resolute Fund	Consolidated Schedule of Investments

October 31, 2018 (Unaudited)

WABR CAYMAN COMPANY LIMITED

Description	Contracts	Value	Percentage of Value
LONG SECURITIES
COMMON STOCKS
Agree Realty REIT ORD (NYS)	3,391	$194,202	0.55%
American Assets REIT ORD (NYS)	7,662	293,914	0.84%
American Electric Power ORD (NYS)	2,594	190,296	0.54%
American Homes 4 Rent CL A REIT ORD (NYS)	11,830	249,258	0.71%
Caretrust REIT ORD (NMS)	13,992	247,099	0.71%
Comscore INC (NMQ)	14,624	233,253	0.67%
Entergy ORD (NYS)	2,187	183,598	0.52%
Equity Lifestyle Prop REIT ORD (NYS)	1,943	183,983	0.52%
Equity Residential REIT ORD (NYS)	3,211	208,587	0.59%
Evergy ORD (NYS)	3,094	173,233	0.49%
First Industrial Realty Trust ORD (NYS)	8,121	249,315	0.71%
Firstenergy ORD (NYS)	4,277	159,447	0.45%
Healthcar TRST of AM CL A REIT ORD (NYS)	9,192	241,382	0.69%
Invitation Homes ORD (NYS)	7,525	164,647	0.47%
Invsc S P 500 Equal Weight ETF (PSE)	16,384	1,623,163	4.63%
Ishares Iboxx High Yield Bond ETF (PSE)	47,858	4,036,822	11.50%
Ishares Iboxx INVT Grade Bond ETF (PSE)	35,821	4,020,191	11.46%
Kilroy Realty REIT ORD (NYS)	2,164	149,056	0.42%
Stag Industrial REIT ORD (NYS)	12,938	342,339	0.98%
VICI PPTYS ORD (NYS)	17,487	377,544	1.08%
		13,521,329	38.53%
CORPORATE BONDS
AXA Equitable Holdings, Inc.	1,060,000	953,748	2.72%
Banco Espirito Santo SA	700,000	209,875	0.60%
ING Groep NV	200,000	200,113	0.57%
Kraft Heinz Food Co.	340,000	346,225	0.99%
NXP BV / NXP Funding LLC	600,000	597,732	1.70%
Voya Financial, Inc.	1,600,000	1,384,704	3.94%
		3,692,397	10.52%
GOVERNMENT BONDS
WI 2.8750% 2028-08-15	404,000	394,433	1.12%
		394,433	1.12%

FUTURES
E-MINI S&P MIDCAP 400 Dec '18 CME	9	(195,875)	-0.56%
ULTRA LONG TERM US TREASURY BOND Dec '18 C	24	(229,805)	-0.65%
		(425,680)	-1.21%
TOTAL LONG		$17,182,479	48.96%

SHORT SECURITIES
COMMON STOCKS
Eastgroup Properties REIT ORD (NYS)	(2,432)	(232,961)	-0.66%
Ishares cohen and steers REIT ETF (BAT)	(3,640)	(358,940)	-1.02%
National Health Investors REIT ORD (NYS)	(3,184)	(233,897)	-0.67%
National Retail Properties REIT ORD (NYS)	(4,186)	(195,696)	-0.56%
Ramco Gershensn REIT ORD (NYS)	(24,570)	(326,290)	-0.93%
Rexford Insudtrial Realty REIT ORD (NYS)	(4,916)	(155,690)	-0.44%
Sabra Health Care REIT ORD (NMS)	(11,005)	(238,258)	-0.68%
Select Sector UTI Sector SPDR ETF (PSE)	(3,412)	(183,190)	-0.52%
SPDR S&P 500 ETF (PSE)	(691)	(187,005)	-0.53%

See Notes to Financial Statements.

Highland Resolute Fund	Consolidated Schedule of Investments

October 31, 2018 (Unaudited)

Description	Contracts	Value	Percentage of Value
COMMON STOCKS (CONTINUED)
Sun Communities REIT ORD (NYS)	(1,888)	(189,687)	-0.54%
UDR REIT ORD (NYS)	(4,095)	(160,483)	-0.46%
Vanguard Real Estate ETF (PSE)	(4,550)	(356,356)	-1.02%
Vornado Realty REIT ORD (NYS)	(2,730)	(185,858)	-0.53%
W P Carey REIT ORD (NYS)	(3,351)	(221,200)	-0.63%
		(3,225,511)	-9.19%
CORPORATE BONDS
BNP Paribas	(400,000)	(382,930)	-1.09%
Capital One Financial Corp.	(185,000)	(170,662)	-0.49%
Citigroup, Inc	(205,000)	(187,591)	-0.54%
Deutsche Bank AG	(400,000)	(366,432)	-1.04%
HSBC Holdings	(200,000)	(198,218)	-0.56%
Lloyds BK GR PLC	(200,000)	(193,466)	-0.55%
Societe Generale SOC	(400,000)	(390,374)	-1.11%
		(1,889,673)	-5.38%
TOTAL SHORT		$(5,115,184)	-14.57%

REMAINING SECURITIES, CASH AND OTHER ASSETS AND LIABILITIES		$23,026,871	65.61%
TOTAL VALUE		$35,094,166

Common Abbreviations:

AQR - AQR Capital Management LLC.

BBA - British Bankers Association.

EURIBOR - Euro Interbank Offered Rate.

LIBOR - London Interbank Offered Rate.

PIMCO - Pacific Investment Management Company.

S&P - Standard & Poor's.

SPDR - Standard & Poor's Depositary Receipt.

Currency Abbreviations:

AUD - Australian Dollar

EUR - Euro

GBP - Great British Pound

HKD - Hong Kong Dollar

INR - India Rupee

JPY - Japan Yen

KRW - South Korea Won

MXN - Mexico Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PLN - Poland Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2018	25

Highland Resolute Fund	Consolidated Statement of Assets and Liabilities

October 31, 2018 (Unaudited)

Highland Resolute Fund
ASSETS
Investments, at value	$257,900,317
Unrealized appreciation on total return swap contracts	968,904
Deposits with brokers for securities sold short	13,889,935
Deposits with brokers for total return swap contracts	84,796,508
Cash	70,715
Receivable for investments sold	1,495,074
Dividends receivable	252,851
Interest receivable	1,092,966
Other assets	16,256
Total assets	360,483,526
LIABILITIES
Securities sold short (Proceeds $13,423,228)	13,554,922
Unrealized depreciation on total return swap contracts	826,169
Investment advisory fees payable	100,165
Distributions and service fees payable	69,523
Payable for interest expense on securities sold short	187,897
Payable for interest expense on total return swap contracts	41,925
Payable for investments purchased	3,316,436
Trustee fees and expenses payable	5,516
Chief compliance officer fee payable	9,179
Principal financial officer fees payable	1,708
Administration fees payable	30,614
Transfer agent fees payable	10,564
Professional fees payable	33,780
Custody fees payable	10,139
Accrued expenses and other liabilities	8,888
Total liabilities	18,207,425
NET ASSETS	$342,276,101
NET ASSETS CONSIST OF
Paid-in capital (Note 6)	$340,156,449
Total distributable earnings	2,119,652
NET ASSETS	$342,276,101
INVESTMENTS, AT COST	$261,917,606
PRICING OF SHARES
Class I:
Net Asset Value, offering and redemption price per share	$10.34
Net Assets	$342,276,101
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	33,094,716

See Notes to Financial Statements.

Highland Resolute Fund	Consolidated Statement of Operations

For the Six Months Ended October 31, 2018 (Unaudited)

Highland Resolute Fund
INVESTMENT INCOME
Dividends	$1,461,310
Interest	2,904,429
Foreign taxes withheld	(4,881)
Total investment income	4,360,858

EXPENSES
Investment advisory fees (Note 7)	2,757,718
Investment advisory fee-subsidiary	137,694
Administration fees	140,174
Transfer agency fees	31,264
Distribution and service fees
Class I	18,406
Professional fees	34,930
Custody fees	36,167
Reports to shareholders and printing fees	3,127
Trustee fees and expenses	8,338
Registration/filing fees	15,872
Chief compliance officer fees	26,513
Principal financial officer fees	5,042
Dividend expense on securities sold short	75,940
Interest expense on securities sold short	352,568
Other	10,137
Total expenses before waivers	3,653,890
Less fees waived/reimbursed by investment adviser (Note 7)
Class I	(2,133,525)
Waiver of investment advisory fees - subsidiary (Note 7)	(137,694)
Total net expenses	1,382,671
NET INVESTMENT INCOME	2,978,187
Net realized loss on investments	(2,265,673)
Net realized gain on securities sold short	49,601
Net realized loss on total return swap contracts	(9,815,781)
Net realized loss on foreign currency transactions	(204)
Total net realized loss	(12,032,057)

Net change in unrealized depreciation on investments	(6,473,924)
Net change in unrealized depreciation on securities sold short	(259,417)
Net change in unrealized appreciation on total return swap contracts	319,304
Net change in unrealized appreciation on translation of assets and liabilities in foreign currency transactions	1,466
Total net change in unrealized depreciation	(6,412,571)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(18,444,628)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(15,466,441)

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2018	27

Highland Resolute Fund	Consolidated Statements of Changes in Net Assets

	Highland Resolute Fund
	Six Months Ended October 31, 2018 (Unaudited)	For the Year Ended April 30, 2018(a)
OPERATIONS
Net investment income	$2,978,187	$9,150,835
Net realized gain/(loss)	(12,032,057)	22,993,298
Net realized gain distributions from other investment companies	–	–
Net change in unrealized depreciation	(6,412,571)	(8,414,624)
Net increase/(decrease) in net assets resulting from operations	(15,466,441)	23,729,510
TOTAL DISTRIBUTIONS (NOTE 4)(b)
Class I	–	(32,044,404)
Net decrease in net assets from distributions	–	(32,044,404)
BENEFICIAL INTEREST TRANSACTIONS (NOTE 6)
Shares sold
Class I	5,400,979	101,112,642
Dividends reinvested
Class I	–	32,044,404
Shares redeemed, net of redemption fees
Class I	(21,523,356)	(242,788,583)
Net decrease in net assets derived from beneficial interest transactions	(16,122,377)	(109,631,537)
Net decrease in Net Assets	(31,588,818)	(117,946,431)
NET ASSETS:
Beginning of period	373,864,919	491,811,350
End of period	$342,276,101	$373,864,919

(a)	Prior to August 31, 2017 the Highland Resolute Fund was known as the Redmont Resolute Fund.
(b)	For the prior year ended April 30, 2018, Total Distributions consisted of Net Investment Income $25,692,479, and Net Realized Gains $6,351.925.

See Notes to Financial Statements.

28

Highland Resolute Fund	Consolidated Financial Highlights

For a share outstanding throughout the periods presented

	Class I
	For the Six Months Ended October 31, 2018 (Unaudited)		For the Year Ended April 30, 2018(a)		For the Year Ended April 30, 2017(b)		For the Year Ended April 30, 2016		For the Year Ended April 30, 2015		For the Year Ended April 30, 2014

NET ASSET VALUE, BEGINNING OF PERIOD	$10.81		$11.14		$10.75		$11.32		$11.18		$11.05
INCOME/(LOSS) FROM OPERATIONS
Net investment income(c)	0.09		0.25		0.09		0.16		0.20		0.13
Net realized and unrealized gain/(loss) on investments	(0.56)		0.38		0.45		(0.39)		0.26		0.19
Total from Investment Operations	(0.47)		0.63		0.54		(0.23)		0.46		0.32

LESS DISTRIBUTIONS
Net investment income	–		(0.77)		(0.13)		(0.18)		(0.24)		(0.11)
Net realized gain on investments	–		(0.19)		(0.02)		(0.16)		(0.08)		(0.08)
Total Distributions	–		(0.96)		(0.15)		(0.34)		(0.32)		(0.19)
REDEMPTION FEES ADDED TO PAID IN CAPITAL	0.00	(d)	–		–		–		–		–
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.47)		(0.33)		0.39		(0.57)		0.14		0.13
NET ASSET VALUE, END OF PERIOD	$10.34		$10.81		$11.14		$10.75		$11.32		$11.18
TOTAL RETURN(e)	(4.35)%		5.51%		5.04%		(2.02)%		4.16%		2.85%

RATIOS/SUPPLEMENTAL DATA
Net assets, End of Period (000s)	$342,276		$373,865		$491,811		$686,659		$689,266		$604,949
RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding reimbursement/waiver(f)	1.91	%(g)(h)(i)	1.94	%(h)(i)	1.77	%(h)(i)	1.69	%(h)	1.68	%(h)	1.69	%(h)
Operating expenses including reimbursement/waiver(f)	0.75	%(g)(h)	0.82	%(h)	0.52	%(h)	0.35	%(h)	0.33	%(h)	0.29	%(h)
Net investment income including reimbursement/waiver(f)	1.62	%(g)	2.24%		0.86%		1.49%		1.79%		1.19%
PORTFOLIO TURNOVER RATE	19	%(j)	79%		94%		27%		54%		114%

(a)	Prior to August 31, 2017 the Highland Resolute Fund was known as the Redmont Resolute Fund.
(b)	Prior to August 31, 2016 the Highland Resolute Fund was known as the Redmont Resolute Fund II.
(c)	Calculated using the average shares method.
(d)	Less than $0.005 per share.
(e)	Total investment return is calculated assuming a purchase of a common share at the opening of the first day and a sale at closing on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total returns would have been lower had certain expenses not been waived during the period. Total investment returns do not reflect brokerage commissions, if any, and are not annualized.
(f)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(g)	Annualized.

(h)	Dividend and interest expense on securities sold short totaled 0.23%, 0.25%, 0.10%, 0.08%, 0.10%, and 0.08% of average net assets for the six months ended October 31, 2018 and for the years ended April 30, 2018, 2017, 2016, 2015, and 2014, respectively.
(i)	The ratio of operating expenses excluding fee waiver/reimbursements to average net assets is calculated excluding the waived Subsidiary management fee (See Note 7 for additional detail). The ratio inclusive of that fee would be 1.99%, 2.01% and 1.81% for the six months ended October 31, 2018 and for the years ended April 30, 2018 and 2017, respectively.
(j)	Not Annualized.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2018	29

Highland Resolute Fund	Notes to Consolidated Financial Statements

October 31, 2018 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This semi-annual report describes the Highland Resolute Fund (the “Fund”). Effective August 31, 2017, the Fund changed its name from Redmont Resolute Fund. The Fund seeks to provide long-term total return with reduced volatility and reduced correlation to the conventional stock and bond markets. The Fund offers Class I shares.

Basis of Consolidation: Highland Resolute Cayman (the “Subsidiary”), a Cayman Islands exempted company, is a wholly owned subsidiary of the Fund. The Subsidiary’s investment objective is designed to enhance the ability of the Fund to obtain exposure to equities, financial, currency and commodities markets consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. The Subsidiary is subject to substantially the same investment policies and investment restrictions as the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain commodity-related investments on behalf of the Fund. Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and recent IRS revenue rulings, as discussed below under “Federal Income Taxes”. The Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement, and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to wholly own and vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The Fund may invest up to 25% of its total assets in shares of the Subsidiary. As a wholly owned subsidiary of the Fund, all assets and liabilities, income and expenses of the Subsidiary are consolidated in the financial statements and financial highlights of the Fund. All investments held by the Subsidiary are disclosed in the accounts of the Fund. As of October 31, 2018, net assets of the Fund were $342,276,101, of which $18,187,513 or 5.31%, represented the Fund’s ownership of all issued shares and voting rights of the Subsidiary.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Fund and Subsidiary in preparation of the financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers-dealers that make a market in the security. Municipal securities having a remaining maturity of greater than 60 days, are typically valued at the evaluated bid price formulated by an independent pricing service. Corporate Bonds, U.S. Government & Agency, and U.S. Treasury Bonds & Notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market.

Highland Resolute Fund	Notes to Consolidated Financial Statements

October 31, 2018 (Unaudited)

Futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over the counter market, and that are freely transferrable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or one or more dealers that make markets in such securities. Options contracts listed for trading on a securities exchange or board of trade are valued at the last quoted sales price or, in the absence of a sale at the mean of the last bid and asked price.

Forward currency exchange contracts have a fair value determined by the current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

When such prices or quotations are not available, or when Highland Associates, Inc. (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Semi-Annual Report | October 31, 2018	31

Highland Resolute Fund	Notes to Consolidated Financial Statements

October 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2018:

Highland Resolute Fund

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$33,131,362	$–	$–	$33,131,362
Closed-End Funds	1,666,032	–	–	1,666,032
Open-End Mutual Funds	146,326,947	–	–	146,326,947
Purchased Put Options	128,900	–	–	128,900
Corporate Bonds*	–	66,826,824	–	66,826,824
Short Term Investments
Money Market Funds	9,820,252	–	–	9,820,252
Total	$191,073,493	$66,826,824	$–	$257,900,317

Other Financial Instruments**
Assets:
Total Return Swap Contracts	$–	$968,904	$–	$968,904
Liabilities:
Corporate Bonds*	–	(5,346,215)	–	(5,346,215)
Exchange Traded Funds Sold Short	(8,208,707)	–	–	(8,208,707)
Total Return Swap Contracts	–	(826,169)	–	(826,169)
Total	$(8,208,707)	$(5,203,480)	$–	$(13,412,187)

*	For detailed descriptions, see the accompanying Schedule of Investments.

**	Other financial instruments are derivative instruments reflected in the Schedule of Investments. The derivatives shown in the table are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

For liabilities arising from overdrafts in the custody account, the carrying amount approximates fair value due to the relatively short-term maturity of these financial instruments. As of October 31, 2018, the liabilities related to custody overdrafts used level 2 inputs.

For the six month period ended October 31, 2018, the Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Trust Expenses: Some expenses of the Trust can be directly attributed to the Fund. Expenses which cannot be directly attributed to the Fund are apportioned among all funds in the Trust based on average net assets of the Fund.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year so that the Fund will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

As of and during the six months ended October 31, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion its average daily net assets.

Short Sales: The Fund may make short sales of securities consistent with its strategies. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.

Highland Resolute Fund	Notes to Consolidated Financial Statements

October 31, 2018 (Unaudited)

When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time that a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets determined to be liquid in accordance with procedures established by the Board and that is equal to the current market value of the securities sold short, or will ensure that such positions are covered by “offsetting” positions, until the Fund replaces the borrowed security. A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Fund may engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder. To the extent a Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

Distributions to Shareholders: The Fund normally pays dividends and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and dividends and other income the Fund receives from their investments, including distributions of short term capital gains. Capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than a year. The Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes.

3. DERIVATIVE INSTRUMENTS

Swap Contracts: The Fund may enter into swap transactions for hedging purposes or to seek to increase total return. At the present time, the Fund primarily enters into swap transactions for the purpose of increasing total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Fund and/or the termination value at the end of the contract.

Therefore, the Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk that are not directly reflected in the amounts recognized in the Statements of Assets and Liabilities.

The Fund invests in total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Fund must set aside liquid assets, or engage in other appropriate measures, to cover its obligations under these contracts. Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Fund are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract and are recorded on the Statement of Operations. Swap agreements held at October 31, 2018 are disclosed in the Consolidated Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

Semi-Annual Report | October 31, 2018	33

Highland Resolute Fund	Notes to Consolidated Financial Statements

October 31, 2018 (Unaudited)

Option Contracts: The Fund may enter into options transactions for hedging purposes and for non-hedging purposes such as seeking to enhance return. The Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the CFTC, foreign exchanges. A call option on an asset written by the Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses which are recorded on the Statement of Operations.

Futures: The Fund may enter into futures contracts for hedging purposes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund is required to deposit an initial margin with the broker in an amount equal to a certain percentage of the contract amount. The Fund receives from or pays to the broker, on a daily basis, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Fund as unrealized gains or losses. When the futures contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The Fund’s potential losses from the use of futures extend beyond its initial investment in such contracts. The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The predominant risk is that the movement of a futures contract’s price may result in a loss, which could render the Fund’s hedging strategy unsuccessful. There is minimal counterparty credit risk since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Risk Exposure: The following tables disclose the amounts related to the Fund’s use of derivative instruments.

The effect of derivatives instruments on the Statements of Assets and Liabilities as of October 31, 2018 was as follows:

Risk Exposure	Asset Derivatives Statements of Assets and Liabilities Location	Fair Value	Liability Derivatives Statements of Assets and Liabilities Location	Fair Value
Highland Resolute Fund
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on total return swap contracts	$883,521	Unrealized depreciation on total return swap contracts	$826,169
Interest Rate Contracts (Total Return Swap Contracts)	Unrealized appreciation on total return swap contracts	85,383	Unrealized depreciation on total return swap contracts	–
Equity Contracts (Purchased Options)	Investments, at value	128,900	N/A	N/A
Total		$1,097,804		$826,169

Highland Resolute Fund	Notes to Consolidated Financial Statements

October 31, 2018 (Unaudited)

The effect of derivatives instruments on the Statements of Operations for the six months ended October 31, 2018 was as follows:

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
Highland Resolute Fund
Equity Contracts (Total Return Swap Contracts)	Net realized gain on total return swap contracts/Net change in unrealized depreciation on total return swap contracts	$(9,474,658)	$518,376
Interest Rate Contracts(Total Return Swap Contracts)	Net realized gain on total return swap contracts/Net change in unrealized depreciation on total return swap contracts	$(341,123)	$(199,072)
Equity Contracts(Purchased Options)	Net realized loss on investments/Net change in unrealized depreciation on investments	(709,683)	7,150
Total		$(10,525,464)	$326,454

Volume of Derivative Instruments for the Fund during the year ended October 31, 2018 was as follows:

Derivative Type	Unit of Measurement	Monthly Average
Highland Resolute Fund
Total Return Swap Contracts	Notional Quantity	197,841,464
Purchased Options Contracts	Contracts	282

Certain derivative contracts and repurchase agreements are executed under either standardized netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange which contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract.

Semi-Annual Report | October 31, 2018	35

Highland Resolute Fund	Notes to Consolidated Financial Statements

October 31, 2018 (Unaudited)

The following table presents financial instruments that are subject to enforceable netting arrangements or other similar agreements as of October 31, 2018:

Highland Resolute Fund

Offsetting of Derivatives Assets

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments Available for Offset (a)	Cash Collateral Received(a)	Net Receivable Amount
Total Return Swap Contracts	$968,904	$–	$968,904	$(968,904)	$–	$–
Total	$968,904	$–	$968,904	$(968,904)	$–	$–

Highland Resolute Fund

Offsetting of Derivatives Liabilities

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position	Financial Instruments Available for Offset (a)	Cash Collateral Pledged(a)	Net Payable Amount
Total Return Swap Contracts	$826,169	$–	$826,169	$(968,904)	$142,735	$–
Total	$826,169	$–	$826,169	$(968,904)	$142,735	$–

(a)	These amounts are limited to the derivative asset/liability balance and, accordingly, do not include excess collateral received/pledged.

4. TAX BASIS INFORMATION

Tax Basis of Investments: As of October 31, 2018, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation	Cost of Investments for Income Tax Purposes
Highland Resolute Fund	$207,670,179	$(213,051,146)	$(5,380,967)	$263,292,325

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund.

Highland Resolute Fund	Notes to Consolidated Financial Statements

October 31, 2018 (Unaudited)

The tax character of distributions paid by the Fund for the fiscal year ended April 30, 2018, were as follows:

	Ordinary Income	Long-Term Capital Gains
Highland Resolute Fund	$25,692,479	$6,351,925

5. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities and U.S. Government Obligations during the six months ended October 31, 2018 were as follows:

Fund	Purchases of Securities	Proceeds From Sales of Securities
Highland Resolute Fund	$47,608,785	$51,902,033

6. BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Fund of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Purchasers of the shares do not have any obligation to make payments to the Trust or its creditors solely by reason of the purchasers’ ownership of the shares. Shares have no pre-emptive rights.

Transactions in common shares were as follows:

Highland Resolute Fund

Class I:	For the Six Months Ended October 31, 2018 (Unaudited)	For the Year Ended April 30, 2018
Common Shares Outstanding - Beginning of Period	34,589,249	44,145,034
Common Shares Sold	501,957	9,179,527
Common Shares Issued as Reinvestment of Dividends	–	2,958,854
Common Shares Redeemed	(1,996,490)	(21,694,166)
Common Shares Outstanding - End of Period	33,094,716	34,589,249

Shares redeemed within 30 days of purchase may incur a 2% short-term redemption fee deducted from the redemption amount. Redemption fees are reflected in the “Shares redeemed, net of redemption fees” in the Statements of Changes in Net Assets. For the six months ended October 31, 2018 and the year ended April 30, 2018, the Fund retained fees as follows:

Fund	For the Six Months Ended October 31, 2018 (Unaudited)	For the Year Ended April 30, 2018
Highland Resolute Fund	$278	$–

7. MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory

The Adviser, subject to the authority of the Board, is responsible for the overall management and administration of the Fund’s business affairs. Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Adviser is entitled to an investment advisory fee, computed daily and payable monthly of 1.50% of the average daily net assets for the Fund. The management fee is paid on a monthly basis.

The Subsidiary has entered into a separate advisory agreement (the “Subsidiary Advisory Agreement”) with the Adviser for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary is obligated to pay the Adviser a management fee at the same rate that the Fund pays the Adviser for investment advisory services provided to the Fund. The Adviser has agreed to waive the advisory fee it receives from the Fund in an amount equal to the management fee paid by the Subsidiary. This waiver may not be terminated or modified without the consent of the Board.

Semi-Annual Report | October 31, 2018	37

Highland Resolute Fund	Notes to Consolidated Financial Statements

October 31, 2018 (Unaudited)

This agreement may not be terminated or modified prior to this date except with the approval of the Board. For the six months ended October 31, 2018, this amount equaled $137,694 and is disclosed in the Consolidated Statement of Operations.

he Adviser entered into an Investment Sub-Advisory Agreement with Incline Global Management, LLC. (“Incline”), and Chatham Asset Management, LLC (“Chatham”). The Investment Sub-Advisory Agreements are in accordance with the Fund’s investment objective, policies and limitations and investment guidelines established jointly by the Adviser and the Board. The Adviser determines the allocation of the Fund’s assets among Incline and Chatham (collectively the “Sub-Advisers”) and other open-end investment companies. The Fund is not required to invest with any minimum number of sub-advisers or open-end investment companies, and does not have minimum or maximum limitations with respect to allocations of assets to the Sub-Advisers, investment strategy or market sector. Highland may change the allocation of the Fund’s assets among the available investment options, and may add or remove sub-advisers, at any time. Each Sub-Adviser is responsible for the day-to-day management of its allocated portion of Fund assets. Highland has ultimate responsibility, subject to the oversight of the Board of the Fund, to oversee the Sub-Advisers, and to recommend their hiring, termination and replacement.

Pursuant to each Investment Sub-Advisory Agreement, the Adviser pays the Sub-Advisers an annual sub-advisory management fee which is based on the Fund’s average quarterly market value of the assets managed by the Sub-Advisers. The Adviser is required to pay all fees due to Sub-Advisers out of the management fee the Adviser receives from the Fund. The following table reflects the Fund’s contractual sub-advisory fee rates.

Sub-Advisers	Average Daily Market Value of the Fund	Contractual Sub-Advisory Fee
Incline Global Management, LLC		1.25%
Chatham Asset Management, LLC		1.00%

The Adviser has agreed, with respect to the Fund’s Class I shares, to waive the portion of its 1.50% management fee in excess of any sub-advisory fees paid by the Adviser to Sub-Adviser in connection with the Fund. This agreement is in effect September 1, 2018 through August 31, 2019. The prior agreement was in effect from September 1, 2017 through August 31, 2018. The Adviser may not discontinue this agreement to waive fees prior to August 31, 2018 without the approval of the Fund’s Board of Trustees. The Adviser is not permitted to recoup any amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the expense limitation cap. Fees waived/reimbursed by adviser for the six months ended October 31, 2018 are disclosed in the Consolidated Statement of Operations.

For the six months ended October 31, 2018, the fee waivers and/or reimbursements were as follows:

Fees Waived/ Reimbursed By Adviser
Highland Resolute Fund - Class I	$(2,133,525)

Administrator Fees and Expenses

ALPS Fund Services, Inc. (“ALPS”) serves as administrator to the Fund, and the Fund has agreed to pay expenses incurred in connection with its administrative activities. Pursuant to an Administration Agreement, ALPS provides operational services to the Fund including, but not limited to, fund accounting and fund administration and generally assists in the Fund’s operations. Officers of the Trust are employees of ALPS. The Fund’s administration fee is accrued on a daily basis and paid monthly. Administration fees paid by the Fund for the six months ended October 31, 2018 are disclosed in the Consolidated Statement of Operations.

ALPS is reimbursed by the Fund for certain out-of-pocket expenses.

Transfer Agent

ALPS serves as transfer, dividend paying and shareholder servicing agent for the Fund. ALPS receives an annual minimum fee, a fee based upon the number of shareholder accounts and is also reimbursed by the Fund for certain out-of-pocket expenses. Transfer agent fees paid by the Fund for the six months ended October 31, 2018 are disclosed in the Consolidated Statement of Operations.

Compliance Services

ALPS provides services that assist the Fund’s chief compliance officer in monitoring and testing the policies and procedures of the Fund in conjunction with requirements under Rule 38a-1 under the 1940 Act and receives an annual base fee. ALPS is reimbursed for certain out-of-pocket expenses by the Fund. Compliance service fees paid by the Fund for the six months ended October 31, 2018 are disclosed in the Consolidated Statement of Operations.

Highland Resolute Fund	Notes to Consolidated Financial Statements

October 31, 2018 (Unaudited)

Principal Financial Officer

ALPS receives an annual fee for providing principal financial officer services to the Fund. Principal financial officer fees paid by the Fund for the six months ended October 31, 2018 are disclosed in the Consolidated Statement of Operations.

Distributor

ALPS Distributors, Inc. (“ADI” or the “Distributor”) (an affiliate of ALPS) acts as the distributor of the Fund’s shares pursuant to a Distribution Agreement with the Trust on behalf of the Fund. Shares are sold on a continuous basis by ADI as agent for the Fund, and ADI has agreed to use its best efforts to solicit orders for the sale of Fund’s shares, although it is not obliged to sell any particular amount of shares. ADI is not entitled to any compensation for its services as Distributor. ADI is registered as a broker-dealer with the U.S. Securities and Exchange Commission.

Shareholder Services Plan

Effective December 12, 2017, the Fund has adopted a Shareholder Services Plan (the “Plan”) with respect to its Class I shares. Under the Plan, the Fund is authorized to pay banks and its affiliates and other institutions, including broker-dealers and Fund affiliates which may include the Distributor, Adviser and/or the transfer agent (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.10% of the average daily net asset value of Class I shares of the Fund attributable to or held in the name of the Participating Organizations for its clients as compensation for providing shareholder service activities, which do not include distribution services pursuant to an agreement with Participating Organizations. Any amount of such payment not paid to the Participating Organizations during the Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practicable. Plan fees are included with distribution and service fees in the Statement of Operations. Fees recaptured pursuant to the Plan for the six month period ended October 31, 2018 are included as an offset to distribution and service fees as disclosed in the Statement of Operations.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

9. NEW ACCOUNTING PROUNCEMENTS

On October 4, 2018, the SEC amended Regulation S-X to require certain financial statement disclosure requirements to conform them to U.S. GAAP for investment companies. Effective November 4, 2018, the Fund adopted disclosure requirement changes for Regulation S-X and these changes are reflected throughout this report. The Fund’s adoption of those amendments, effective with the financial statements prepared as of September 30, 2018, had no effect on the Fund’s net assets or results of operations.

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2018-13, which changes the fair value measurement disclosure requirements of FASB Accounting Standards Codification Topic 820, Fair Value Measurement. The update to Topic 820 includes new, eliminated, and modified disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods. Early adoption is permitted for any eliminated or modified disclosures. Management is currently evaluating the impact of the ASU to the Fund’s financial statements.

Semi-Annual Report | October 31, 2018	39

Highland Resolute Fund	Additional Information

October 31, 2018 (Unaudited)

1. FUND HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund’s Form N-Q are available without charge on the SEC website at http:// www.sec.gov. You may also review and copy the Form N-Q at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the SEC at 1-800-SEC-0330.

2. FUND PROXY VOTING POLICIES, PROCEDURES AND SUMMARIES

Fund policies and procedures used in determining how to vote proxies and information regarding how each of the Funds voted proxies relating to portfolio securities during the most recent prior 12-month period ending June 30 are available without charge, (1) upon request, by calling (toll- free) (866) 759-5679 and (2) on the SEC’s website at http://www.sec.gov.

Highland Resolute Fund	Privacy Policy

October 31, 2018 (Unaudited)

Who We Are
Who is providing this notice?	Redmont Resolute Fund
What We Do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does the Fund collect my personal information?	We collect your personal information, for example, when you
● open an account
● provide account information or give us your contact information
● make a wire transfer or deposit money
Why can't I limit all sharing?	Federal law gives you the right to limit only
● sharing for affiliates’ everyday business purposes-information about your creditworthiness
● affiliates from using your information to market to you
● sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
● The Fund does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you.
● The Fund does not jointly market.
Other Important Information
California Residents	If your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.
Vermont Residents	The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information.

Semi-Annual Report | October 31, 2018	41

Highland Resolute Fund	Privacy Policy

October 31, 2018 (Unaudited)

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
● Social Security number and account transactions
● Account balances and transaction history
● Wire transfer instructions
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share:	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We do not share.
For joint marketing with other financial companies	No	We do not share.
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We do not share.
For nonaffiliates to market to you	No	We do not share.

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Shareholder Letter	1
Performance Update	11
Disclosure of Fund Expenses	17
Portfolio of Investments
Rondure New World Fund	18
Rondure Overseas Fund	21
Statements of Assets and Liabilities	24
Statements of Operations	25
Statement of Changes in Net Assets
Rondure New World Fund	26
Rondure Overseas Fund	27
Financial Highlights
Rondure New World Fund	28
Rondure Overseas Fund	30
Notes to Financial Statements	32
Disclosure Regarding Approval of Fund Advisory Agreement	39
Additional Information	41

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website at www.rondureglobal.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

Beginning on January 1, 2019, you may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 1.855.775.3337 to let the Funds know you wish to continue receiving paper copies of your shareholder reports.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at www.rondureglobal.com.

Rondure Funds	Shareholder Letter

October 31, 2018 (Unaudited)

Dear Fellow Shareholders,

I love this time of year. Soft snowflakes have started to fall, streaking orange pumpkins and crinkly, fallen amber leaves in fresh white. On Sunday, I put the first kindling in the fireplace, sat by the heat, and tuned into Scream 4, sparking an early start to Halloween—one of my favorite holidays.

For those of you who haven’t seen Scream 4, an ensemble cast—stars of the 90s—returns to Woodsboro, where the Ghostface killer comes back to haunt Sydney Prescott—Neve Campbell, a 90s superstar. The serial killer flick—also a tongue in cheek jab at the horror film genre—is the last in the series. The series received critical acclaim. Scream still stands as the top grossing horror film and does a fantastic job poking fun at the clichés and predictable plot twists in horror movies.

Spike Lee stated “one thing Hollywood does well is sequels.” However, Hollywood doesn’t have a monopoly on repeats. Wall Street/Mr. Market does a pretty great job of rewriting history according to the same clichés and plot twists—or lack thereof—of the Scream genre.

I have consistently told my team that I’m stuck in the Bill Murray film Groundhog Day when it comes to markets. In Groundhog Day, the great Bill Murray film of the 90s, Murray, a weatherman, finds himself reliving the same day over and over again. The market today feels to me almost exactly like it did in the late 90s—when an emerging markets (EM) crisis was brewing and the flight to US growth stocks, particularly in the technology space, drove a big bubble. It’s almost the same thing today—day after day—watching a big bubble rise in US momentum stocks—story stocks. Unlike Groundhog Day too, frothy markets almost never end on a happy note for investors who are late to the party.

Yet, the problem is no market is an exact reproduction of the past—not the perfect Groundhog Day. Instead, the market is more like a movie sequel, where yes, some of what happened in the past is repeating itself exactly, but there are a few differences that keep us alert—on our feet— trying to survive for the next plot twist for our fellow shareholders.

Let me elaborate. For simplicity, I’m only going to go back to the 1970s when I was born, but we could go back through history and recount Mr. Market’s greatest series. The 1970s was the oil boom and stagflation. It was my first exposure to Wall Street’s flicks. In the 1980s, Japan was the center of the investment universe, and Japan was going to take over the world. Then, you had the 1990s, the age of American exceptionalism. We had booming biotechnology and technology stocks.

Large capitalization stocks were on fire, and the emerging markets, with Thailand at the helm, went through a crisis of their own making from foreign currency borrowing and speculation—boom turned to bust. The 2000s or at least part of that decade was all about the BRICS (Brazil, Russia, India, China, and South Africa), as many markets that communism had closed to the world, reopened, catapulting commodities to the forefront for investors as billions of new consumers built things that the west already had. In addition, the US spurred a Global Financial Crisis (GFC) that ripped apart its status as the darling of the 90s, and today, I’m seeing the first of these market cycles repeating itself—the US exceptionalism of the 90s seems to be the main theme in the markets today, but there are some differences when I dig into what is happening in global markets—we have a 90s style technology, story stock sequel, not a perfect match.

The first difference in today’s 90s market remake is that the bubble this time around is in US small cap growth stocks (best represented by the Russell 2000 Growth Index). In the 1990s, it was in the large caps. On almost any metric, this flight to safety asset class—US small caps—looks overvalued. Some investors view these stocks as safe havens because they have very little exposure to the emerging world, which is under attack from trade wars. The problem is two-fold. First, it is a crowded trade, and second, how safe could an asset class that is not always profitable truly be? It is an asset class that is full of momentum oriented story stocks. I believe it will come to an end, and as I write this letter in late October, it appears that is already happening.

Another big difference is that Japan is actually outgrowing the rest of the world. The earnings here are great, but the market seems to look into the rearview mirror of twenty years of deflation and not recognize that Japan has changed—it is profit-focused and growing again. Yes, it has longer-term demographic issues, but valuations don’t exactly interpret booming growth.

In addition, the end of the 90s tech and biotechnology bubble was at least occurring during a more normal interest rate environment. Central banks everywhere—globally—have let growth (and I think much of that growth is a mirage created by debt bubbles and the resultant wealth effect spending) go too far—leaving rates at near zero for nearly a decade. What is different is that debt levels are much higher this time around with much lower interest rates to repair problems when they come, and they will come.

The most important similarity to the late 90s market is that there was very little role for fundamental investors or active managers. That has also been true for the post GFC world. Injections of liquidity drove up all asset prices—bad and good companies—and indices, which are fundamentally agnostic but sensitive to liquidity injections—get a massive boost from these injections. Low quality goes up. High quality goes up. Liquidity can make the worst company look great. Fundamentals have no relevance. Index flows beget liquidity runs, not quality runs. Of course, those who

Semi-Annual Report | October 31, 2018	1

Rondure Funds	Shareholder Letter

October 31, 2018 (Unaudited)

cannot self-fund their growth and borrow during these asset injections will ultimately pay a price when the central banks become less generous and investors realize that not all companies are the same. As liquidity gets pulled, as it is now, the market should return to good old fashioned fundamentals. The simple catalyst for this could just be profit taking of big bull market beneficiaries and the unwinding of that liquidity.

It has been a great run for US markets—2010s has been a period of American exceptionalism, but we have to question if we haven’t walked straight into Groundhog Day—with credit bubbles as high or higher than they were during the GFC but in different spots—unique as with a sequel—but much the same, which could lead to the same consequences—corrections in overvalued pockets of the markets.

I had great mentors during the 90s tech bubble. They were fundamental, and they taught me to sit still and focus bottom up in all markets. They taught me to survive when market horror strikes, so we have cash in reserve in both funds for this, and we don’t stray from our process—we buy what we believe to be quality compounders with sustainable competitive advantages at the right prices. In fact, these corrections are what get us excited. We are looking to pick away at the opportunities in our favorite names, and as a reminder, we do not look at value on a P/E basis. We are huge believers in incorporating the balance sheet into our assessments. If you look at the return on equity (ROE), return on assets (ROA), and balance sheet characteristics of our portfolios, they have much higher self-funding capabilities than Mr. Market predicts. The optionality of conservatively managed balance sheets coupled with businesses that have moats allows these companies the opportunity to grow in any environment. They can buy back shares, acquire, and pay higher dividends and do this even in tough times. Our corporates are a microcosm of who we are. They won’t deliver linear, straight up growth, but they have the ability to swoop in and buy companies that handcuffed their businesses by borrowing too much in good times or that need equity to grow. The indices are heavily tilted to lower quality (as measured by ROE, ROA, debt and hence self-funding capabilities) that need the generosity of equity markets or the liquidity pumping of central banks for the businesses to do well.

Latest Quarter

There were five trades in effect this last quarter in the broad market. That was pretty much it. You had long USA small caps. Short emerging markets. Short frontier and emerging market small countries and small capitalization stocks. Short USA stocks with global exposure that might be impacted by the China trade wars and long India. These trades went really far this quarter, and yet again, it was one of the strongest non-fundamental, momentum driven global markets I have seen.

As all cap investors with a higher tilt than both peers and the index to small and mid-cap stocks where we see quality and value, we were definitely impacted by the hit to international and emerging small cap stocks. I think this is partially liquidity driven, and I’m not sure it is over. Studying the frontier market peer group, the redemptions have been like nothing I’ve seen, yet valuations are getting really good here. The problem is liquidity exacerbates the valuations to extremely low levels, as buyers disappear and redemptions come in, you are forced to sell at any price. We don’t have a lot of exposure here, but we certainly have more than peers who are tucked away in bigger capitalization stocks. We are starting to see really great value emerge in these spots of the market, and perhaps you could argue we’ve seen the liquidity cause capitulation in these asset classes or at least we are closer to a bottom than a top.

The Ghostface in the room though is simple. Interest rates are going up. USA valuations are really high, and I personally would rather hold CDs in the USA than stocks that have very low dividend yields after a very big 10 year bull market. Cash is simply a good option at higher yields, and that is the main reason markets are correcting. The alternative too is for the Fed to get more active in lifting rates, which will slow growth in the global economy. The USA consumer has been up to its old tricks, which is buying items on credit. US debt is very high, and growth cycles end simply. Either the consumer runs out of credit to borrow to buy stuff, or higher interest rates mean they can afford to buy less stuff. Either way, this cycle is long in the tooth.

International markets started this correction already—one that accounts for higher interest rates globally. Cash has been moving into the US for growth—that is getting propped up by a robust, borrowing consumer, or global investors are moving higher yielding US dollar cash. To keep cash from moving out of the local markets, countries in the emerging world must lift interest rates, which either causes a slowing in growth—their consumers can’t buy as much at higher interest rates—or a movement of their local investors into higher yielding cash issued by banks. Why risk owning equities where prices can be volatile if you get an adequate return from CDs—short-term government instruments? You either need valuations to correct and high quality stocks to yield more than the short-term instruments to draw investors back to the market or you need clear visibility on where rates are going to top out. So the emerging and international markets have been correcting already for this, and we’ve really been in a bull market for the US and a bear market for most other equities for some time—even though you have the same circumstances in the USA, where rising interest rates should be pulling investors to cash. The good news is perhaps the next decade will bring a new and improved international and emerging market story. For value investors like ourselves, we do not watch for growth—growth can be fleeting and a product of credit cycles—we watch for value to emerge in great companies. I think that is finally starting to happen, and growth always comes back at times and places you least expect if you buy high quality businesses.

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Rondure Funds	Shareholder Letter

October 31, 2018 (Unaudited)

Repeat in charts—The S&P 500 Index (SPX Index) right back where we were in 1999, but with global debt levels at much higher levels.

And this time it is different—the twist today from ‘99 is a more overvalued small cap growth market as measured by the Russell 2000 Growth Index (RUO Index)—this is three times more expensive than international or emerging markets, and it has really frothed up more in the “flight to safety.” The irony here is by our measures (ROE, ROA, debt) this is a lower quality set of companies.

This state of global markets—the frothiness we see in the USA—is a big reason we decided to launch strategies in what we would call the value spaces—the world outside of the USA. The USA has not corrected yet for higher interest rates, and hence, the inevitable slowing growth that causes (and lower multiples as cash moves to safer instruments with higher yields). We think the rest of the world is already starting to incorporate the move up in interest rates as reflected in valuations. I will continue to discuss this as we turn to the strategies.

Rondure Overseas

While small caps have been the strongest space in the USA, it has been the opposite in the rest of the world. USA investors are riding the momentum in the riskier small cap space, while international investors have been shunning the small caps since our inception. The very good news is that we are really starting to see some decent valuations emerge in quality names. We will be taking advantage of the market sell off in this space to add. We still have just under 20% cash. We don’t think international stocks could buck a USA sell off. That said, valuations don’t look stretched either. They are basically trading slightly below their long run averages.

Semi-Annual Report | October 31, 2018	3

Rondure Funds	Shareholder Letter

October 31, 2018 (Unaudited)

Here is the MSCI EAFE Index, representing developed markets. It doesn’t look bad. I see no ‘99 style bubble here.

So, we are patiently biding our time with the cash in the fund, but we are getting more excited with each pull back in the market.

One of the comments we often hear is that people don’t understand our overweight to Japan. As many readers know, I’m a big fan of the culture. However, I take a more clinical, fundamental view of the market. I would never invest in a place simply because I like the country. I’m too old for that, and I’m also too competitive to do something foolish with my own money and with client capital. I also haven’t expensed any of my trips to the firm yet, so there is no silver lining for my purse strings—free vacations. So what do I see? I see a country where I can find many companies that fit our balance sheet margin of safety. The corporates are flush with cash. In addition, what I think most people looking in the deflationary rear view mirror are missing is that Japan is growing earnings.

According to Nicholas Smith of CLSA Ltd. in his recent piece from September 24, 2018, entitled “Abe’s untold story: ‘ il sorpasso,’” Japan has outstripped the USA on earnings per share (EPS) growth. All many investors focus on is the Abe reflation story—his efforts in bringing prices back to more desirable levels—but the real story here is one of profit growth, not a more opaque macro story. EPS growth for Japan has more than made up for the decline in the 1990s as Japan’s property bubble unwound, and now the EPS of the TOPIX has risen more than the S&P EPS since 1993. That’s a pretty powerful growth story. The good news too is that many companies have saved the excess profit generated during that time frame leaving us with a margin of safety on the balance sheet. In addition, 40% of TOPIX companies trade below tangible book value. That’s more than 4x the percentage of Europe, where market ROE is broadly the same as the TOPIX.

Why do I think this happens—Japan stays cheap? Because Japan is much harder for Western minded investors to understand. The weather is volatile, so you don’t tend to get perfectly linear quarterly growth, and the corporates tend to reserve cash for rainy days. The culture embraces silence too, so you don’t often hear high conviction growth tales like we do in the West. You need experience and a good understanding of mosaic theory to do well in Japan.

You can stock pick your way to success too. The key is there is a lot of cash on the balance sheets to use for bleaker times. I think the case is pretty strong for Japanese corporates to continue slimming down their structures (Kirin), investing in growth (Unicharm), and paying higher dividends (almost all) and for ROEs to go higher. ROEs will likely go higher here. Japanese companies are strongly improving the “G” in ESG, so I am pretty optimistic on many stocks in this market for the long term.

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Rondure Funds	Shareholder Letter

October 31, 2018 (Unaudited)

Yet here is the TOPIX (TPX Index) multiple:

Plus the MSCI Japan Index (MXJP Index) paints a very similar picture:

So as a value investor I really love this market, and would only invest client capital (along with mine) in something I could strongly justify on fundamentals. Yes, I understand the government has debt. Given that most of it is owned by locals, this isn’t a systemic risk to the global system. In addition, the corporates and consumer are plum with cash, so I think you have to look at the country holistically. The picture of balance sheets in totality is why the Japanese yen continues to be a huge flight to safety trade on down days. It is a good fit for us.

We have been starting to find ideas in Europe as the market pulls back. I’ve mentioned before that balance sheet margin of safety is important to us. We look at balance sheets first, and then we move to the cash flow statement, where we look for attributes that suggest sustainable competitive advantages. I believe Japanese corporates, with their recent long bout of deflation, have a tendency to preserve cash for risk mitigation, while European companies have feasted at the trough of cheap debt for a much longer period of time. There are many corporates in Europe with great attributes of compounding quality, however there is some element of taking debt too far—the best business moat can easily be unraveled by good competition against a lousy balance sheet. In addition, the story of a recovering Europe has just made valuations more challenging than in Japan—people were trying to get in front of a recovery that in my book has likely already happened. I don’t see how you can have the world’s biggest economy—the USA—curtailing growth through interest rates and the world’s second biggest economy—China—putting on the capital expenditure brakes to prepare for an extended trade war—and have accelerating global growth. That math doesn’t work for me, and in this environment we lean on the Quality and the Value in the Quality, Value, Growth (QVG) growth equation, because the short-run G is likely to slow. Since we measure growth as the sustainability of growth in the equation R*ROE, that slowdown in growth is generally just cyclical, so we absolutely love the ensuing market environment—correction—to pick away at what we believe to be the best companies.

Semi-Annual Report | October 31, 2018	5

Rondure Funds	Shareholder Letter

October 31, 2018 (Unaudited)

For comparison, here is the MSCI Europe Index (MXEU Index) as an illustration of value:

While it is no Russell 2000 Growth, where I think multiples look stretched, it is also no Japan, where valuations are quite reasonable. Also, as you can see when you look at ‘99 valuations in Europe, the movie script here has departed from the ‘99 tech bubble story. Frothy markets are a US-only thing. I’d lump India into that mix as well. It was the emerging flight to safety poster child.

So in summary, we will use the sell offs in all markets that we are seeing at the start of Q4 to start to pick away at our favorite ideas. We have also used the turbulence to shorten our list. I can envision a tighter future portfolio. The portfolio stocks are neutral cash and if you add the cash we have for a rainy day, we believe the portfolio is in good shape to take advantage of the market pullbacks. We even have our eyes on a few superb cyclicals. We believe net cash to market capitalization indicators are where you step to the plate on these names—a cycle is ahead. We are ready.

Rondure New World

We have a very defensive portfolio of stocks, so I am surprised we haven’t hung in better this year—at least on a relative basis. Our portfolio companies have much better ROE and ROA than the index. The portfolio companies are net cash—strongly—so they have a big margin of safety in bad times. We are paying more for that, but the premium looks normal to me for the quality attributes of the portfolio (i.e. the sustainability of growth and returns + the moats), so the only thing I could put my finger on was the small cap and small country tilt of the portfolio. The simple explanation for the disappointing performance is that we were underweight energy, which showed even stronger performance than in the developed world. Energy raged. We owned one stock here—Lukoil—that has a solid balance sheet and improving governance, and it outperformed the strong energy space, which we were underweight. In addition, we were overweight consumer staples, and they have yet to show their defensive stripes. The space underperformed. I think even more simplistically though we have struggled thanks to our all cap position, and especially our weight to small caps and small countries.

As with the developed world, small caps have really just been tossed out this year, and we have between a 35-40% weight to the small and mid-cap stocks. I do not believe anything uniquely fundamental is happening to these companies either. I believe a number of funds, especially when I stare at the frontier universe, have seen very large redemptions. These funds have to sell regardless of valuation, and so I think, the small caps and small countries have been hit with liquidity issues—outflows begetting bad performance. We will take advantage of this with the cash we have on the sidelines if market conditions worsen. We will buy into the weakness. We have several names on a high priority list, and we absolutely think Yum China’s latent value potential—cash to market-cap, ability to take on debt to grow, and latent potential from franchising, not to mention its nascent growth story over the long haul versus Yum in the USA—is tremendous. While the stock might go down further as growth slows with a global cyclical peak, I believe the look-through the cycle potential of the stock is tremendous.

If you look at the EM asset class in general, it is trading at decent not fabulous valuations. Here is the MSCI Emerging Markets (EM) Index—this is a big cap index with stocks like Tencent, Alibaba, Samsung, Taiwan Semiconductor, Baidu, Naspers and a lot of Chinese banks. As of today, this index has over a 50% weight to China, Taiwan, and South Korea. The latter two are hard to even call emerging markets. A prudent investor—one who has been on the ground in these countries—would call these developed. However, I believe if they were removed from the MSCI EM Index (as they should be) there would be little justification in calling the MSCI EM Index diversified—it would be highly skewed to China, which has proven to be volatile through the years, but for purposes of simplistic valuation comments, here is the valuation of the MSCI EM Index (MXEF Index):

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Rondure Funds	Shareholder Letter

October 31, 2018 (Unaudited)

It is very different in terms of composition than it was in the late ‘90s, but for simplicity sake again, it isn’t grossly overvalued nor is it as cheap as it has been at other points in history.

The aggregate country set obfuscates what lies underneath the surface. The developing world is getting much more interesting in certain pockets. There is value in high quality emerging!

Frontier, as represented by the MSCI Frontier Index (MXFM Index), is trading well below long run averages:

Of course the caveat here again is that this index is quite different today than it was during the GFC. The index used to have big weights to the United Arab Emirates (UAE) and Qatar—dollar pegged countries that tend to hold in well in a strong dollar environment (good hiding spots). Today, the big weights are Kuwait, Vietnam, and Argentina. Argentina is graduating to EM status, while the International Monetary Fund (IMF) is coming into help a collapsing currency. As usual, I’m not sure how the index constituents are rewarding graduation status. A collapsing currency would have received a fail in even my easiest cakewalk college class. It should be relegated to frontier. The powers that be—the MSCI—last graduated Pakistan and that has ended in another IMF request for bail out this week. I see little rhyme or reason anymore to what is developed, emerging, frontier…mainly there are liquidity differentials (i.e. the smaller countries can’t take on the passive flows).

The easier way to judge values for emerging small countries and for frontier markets is to look at the more inclusive MSCI Frontier Emerging Markets Index (MXFEM Index), which includes the smaller emerging markets like Colombia and the Philippines.

Semi-Annual Report | October 31, 2018	7

Rondure Funds	Shareholder Letter

October 31, 2018 (Unaudited)

Here you can see that valuations are lower than any other time outside of the GFC:

As with our developed market strategy (Rondure Overseas), we have over 10% cash in our Rondure New World (developing markets) strategy. We are slowly, patiently waiting for quality to pull back, but as you can see from the above valuation charts, there are pockets of the market that are getting very reasonable. In light of this environment, we are tightening our portfolio list. Adding where we see the best companies at reasonable price tags, and we are using our nimble size and all cap status to buy into quality in weak pockets of the market—there are particularly interesting pockets in smaller caps and small countries.

Many of you know I have a fondness for consumer stocks. I like their defensive attributes, and they typically have strong brands and low capital intensity, so strong cash flow characteristics. There has been an argument that the moats for these businesses are fading, as the consumer opts for healthier products and more customization (i.e. more expensive consumer goods). I do not believe that the old school staples are broken though. If I look back at the late 90s, one of the consumer tendencies that was exhibited was the wealth effect (money from stock market booms but also from housing market booms) made the consumer feel rich (at least on paper), so they overspent and traded up and even used credit to do this as the good times kept rolling. In addition, the job market felt very safe. Then the tech bubble popped, and the consumer went back to more basic affordable items—the stuff they could pay for with cash from wages and savings. It is my hypothesis that this wealth effect has been even stronger this go around thanks to the greatest Bull Run in history, and the consumer is trading up yet again. It’s very hard to measure, but optically, I see the consumer walk down to the very expensive local coffee shop vs. brewing a cup at home. How much of this is done with cash versus borrowed money or stock market winnings? If I am really in a 90s feedback loop or at least a sequel, then the consumer will trade back down. This also has earnings implications for anything that has benefitted. I’d love to put together an adult toy indicator—RV spending, boat spending, and other toys that promise instant gratification are a clear 90s parallel.

The result here is that boring slow growth stocks have struggled. Ditto in the late 90s. Do we have a big pocket of companies that were too boring for a momentum growth markets just like we did in ‘99? I think so. If anything, the current sequel will be to bring not sexy back. That’s what happened when ‘99 went bust. Basic, boring, cash flow businesses did well. You had a return to fundamentals. I think we will have a return to fundamentals sequel, and we are seeing strong signs of this at the start of Q4.

The thing I worry most about as a New World investor is that last year was probably just a dead cat bounce in a long emerging bear market. The good news is this long bear market has gradually given us much better valuations for the long term. This is elevating my level of enthusiasm for EM. Of course, if the US goes into a tailspin, which I think will be caused by higher wages, higher interest rates, and hence a retraction in growth, then everything else goes down too. Hopefully though, the rest of the world is closer to the bottom than to the top. India is an exception here. It is still expensive, but as Q4 has ensued, even India is pulling back—and swiftly. I believe reasonable valuations in India = full capitulation in all of emerging markets. We are ready and excited for this.

Conclusion

Gale Weathers (Courtney Cox from Friends) in the Scream series was a big part of my 90s, and the US stock market also seems to be in sequel mode—repeating a lot of what I saw in the 90s when America was a one-way bet and the emerging world was in correction mode, the consumer was spending thanks in part to easy credit but also thanks to a wealth effect from the stock market and housing prices, and the technology and biotechnology spaces—lots of story stocks with no profit to back the stock runs—were on fire. It is the 90s all over again with some unique attributes—a sequel not Groundhog Day.

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Rondure Funds	Shareholder Letter

October 31, 2018 (Unaudited)

In addition if you think about the history of the market, basically by decades, we have a remake of the 90s. This is one of the few times in my life span that what worked in one decade worked in another. You have to beg the question will the 2020s (or before if you think discounting works in the market) will not be a repeat of the post-GFC period of exceptional US stock markets (not particularly exceptional growth—Japan has outpaced us). We do live in a phenomenal country, but valuations suggest that the exceptional US stock market is unlikely to continue at this pace. I think the future will be different, and given where valuations are sitting, the Rest of the World stands a strong shot as central characters in the next market series—could we remake the 80s with a Japan boom or the 2000s with EM and frontier in the lead. Valuations might not have completely capitulated, but I think we are closer to a bottom than a top outside of the USA.

So in summary, in the post-GFC landscape, it has been pretty much a one way trade based on constant global injections of liquidity—a remake of the American exceptionalism of the 90s with slightly different pockets of greed. This has been an awful period of time for fundamental, value investors. If you think about our process, which is focusing on great companies at good prices or even great prices, an environment where all assets get propped up by constant global Federal Reserve asset injections is not a great environment for those of us who pick stocks. Liquidity props up the good and the bad and is a boon for passive investing. I think it is also deflationary as the survival of the weak doesn’t allow any pricing power for the strong. You need the weak to fail for the strong to really prevail.

The horror genre has some pretty clear rules for survival, and if I think about the 90s and my lessons learned from great mentors, the rules were pretty simple. Stick to your fundamental process. Buy great companies. Pay reasonable prices. Be willing to lose in the short run in hopes of winning in the long run when markets go crazy. Don’t chase momentum where there is no value (so unlike the horror movie cliché-DO NOT RUN) and reserve some cash to buy into weakness. While markets may seem scary right now outside of the USA, we love this. We are getting a crack at what we believe to be the best—it is a treat and we look forward to deploying the cash we have on the side lines in search of compounding quality companies at reasonable valuations. It could get worse, but valuations suggest the rest of the world could get meaningfully better in the future— the next story in the Wall Street series. Thank you for your confidence in us.

Sincerely,

Laura Geritz, CFA

CEO, Founder, and Portfolio Manager

The views in this investor letter were those of the Fund Manager as of the letter’s publication date and may not reflect her views on the date this letter is first distributed or anytime thereafter. These views are intended to assist readers in understanding the Fund’s investment methodology and do not constitute investment advice.

RISKS: Investing in foreign securities entails special risks, such as currency fluctuations and political uncertainties, which are described in more detail in the prospectus. Investments in emerging and frontier markets are subject to the same risks as other foreign securities and may be subject to greater risks than investments in foreign countries with more established economies and securities markets. Diversification does not eliminate the risk of experiencing investment loses.

Must be preceded or accompanied by a prospectus.

The S&P 500 Index is widely regarded as the best single gauge of large-cap U.S. equities. There is over USD 7.8 trillion benchmarked to the index, with index assets comprising approximately USD 2.2 trillion of this total. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization.

The Russell 2000 Growth Index measures the performance of the Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Tokyo Stock Price Index, commonly known as TOPIX, along with the Nikkei 225, is a stock market index for the Tokyo Stock Exchange in Japan, tracking all domestic companies of the exchange's First Section. It is calculated and published by the TSE.

The MSCI Japan Index is designed to measure the performance of the large and mid cap segments of the Japanese market. With 322 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in Japan.

The MSCI Europe Index captures large and mid cap representation across 15 Developed Markets (DM) countries in Europe. With 445 constituents, the index covers approximately 85% of the free float-adjusted market capitalization across the European Developed Markets equity universe. DM countries in Europe include: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the UK.

Semi-Annual Report | October 31, 2018	9

Rondure Funds	Shareholder Letter

October 31, 2018 (Unaudited)

The MSCI Emerging Markets Index captures large and mid cap representation across 24 Emerging Markets (EM) countries. With 1,151 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. EM countries include: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan,Thailand, Turkey and United Arab Emirates.

The MSCI Frontier Markets Index captures large and mid cap representation across 29 Frontier Markets (FM) countries*. The index includes 115 constituents, covering about 85% of the free float-adjusted market capitalization in each country. Frontier Markets countries include: Argentina, Bahrain, Bangladesh, Burkina Faso, Benin, Croatia, Estonia, Guinea-Bissau, Ivory Coast, Jordan, Kenya, Kuwait, Lebanon, Lithuania, Kazakhstan, Mauritius, Mali, Morocco, Niger, Nigeria, Oman, Romania, Serbia, Senegal, Slovenia, Sri Lanka, Togo, Tunisia and Vietnam.

The MSCI Frontier Emerging Markets (FEM) Index captures large and mid cap representation across 34 Frontier Emerging Markets countries*. The index includes 158 constituents, covering about 85% of the free float-adjusted market capitalization in each country. FEM countries include: Argentina, Bahrain, Bangladesh, Burkina Faso, Benin, Colombia, Croatia, Estonia, Egypt, Guinea-Bissau, Ivory Coast, Jordan, Kenya, Kuwait, Kazakhstan, Lebanon, Lithuania, Mauritius, Mali, Morocco, Niger, Nigeria, Oman, Peru, Philippines, Pakistan, Romania, Serbia, Senegal, Slovenia, Sri Lanka, Togo, Tunisia and Vietnam.

The MSCI EAFE Index is designed to represent the performance of large and mid-cap securities across 21 developed markets, including countries in Europe, Australasia and the Far East, excluding the U.S. and Canada. The MSCI Emerging Markets Index is designed to represent the performance of large and mid-cap securities across 24 Emerging Markets (EM) countries. The MSCI EM Small Cap Index is designed to represent the performance of small-cap securities across 24 Emerging Markets (EM) countries. You cannot invest directly in this or any index.

MSCI ACWI Ex USA NR USD is designed to represent the performance of large and mid cap securities across 22 of 23 Developed Markets (DM) countries (excluding the US) and 24 Emerging Markets (EM) countries. With 2,154 constituents, the index covers approximately 85% of the global equity opportunity set outside the US.

Indexes are unmanaged and cannot be invested into directly. Past performance is not indicative of future results.

EV/EBITDA is valuation multiple used to measure the value of a company. It is the most widely used valuation multiple based on enterprise value and is often used in conjunction with the Price/Earnings ratio to determine the fair market value of a company

Tangible Book Value is the total net asset value of a company (book value) minus the company’s intangible assets and goodwill.

Reflation is the restoration of deflated prices to a more desirable level.

Mosaic Theory is a method of analyzing securities that involves piecing together bits of information about a company in order to reach a conclusion about the company.

The Rondure New World Fund has been categorized in the Diversified Emerging Markets peer group by Morningstar. Diversified emerging-markets portfolios tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These portfolios invest predominantly in emerging market equities, but some funds also invest in both equities and fixed income investments from emerging markets.

The Rondure Overseas Fund has been included in the Foreign Large Growth category by Morningstar. Foreign large-growth portfolios focus on high-priced growth stocks, mainly outside of the United States. Most of these portfolios divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These portfolios primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). Growth is defined based on fast growth (high growth rates for earnings, sales, book value, and cash flow) and high valuations (high price ratios and low dividend yields). These portfolios typically will have less than 20% of assets invested in U.S. stocks.

Margin of safety refers to any conservative allowance used by value investors in effort to protect their capital and portfolios from downside risk.

Upside/Downside capture is the degree to which an investment has captured the positive or negative performance of a given benchmark. An upside capture ratio over 100 indicates a fund has generally outperformed the benchmark during periods of positive returns for the benchmark. Meanwhile, a downside capture ratio of less than 100 indicates that a fund has lost less than its benchmark in periods when the benchmark has been in the red.

Stagflation is slow economic growth combined with high rates of inflation, or rising prices.

The CFA designation is owned by the CFA institute.

The Rondure Funds and Grandeur Peak Funds are distributed by ALPS Distributors Inc. (ADI). ADI is not affiliated with Rondure Global Advisors or Grandeur Peak Global Advisors.

10	1.855.775.3337 | www.rondureglobal.com

Rondure New World Fund	Performance Update

October 31, 2018 (Unaudited)

Annualized Total Return Performance for the periods ended October 31, 2018

			Since Inception(a)	Expense Ratio(b)
	6 Months	1 Year		Gross	Net(c)
Rondure New World Fund - Institutional (RNWIX)	-16.00%	-12.20%	-3.54%	1.53%	1.10%
Rondure New World Fund - Investor (RNWOX)	-16.19%	-12.44%	-3.83%	1.82%	1.35%
MSCI EM (Emerging Markets) TR USD Index(d)	-16.31%	-12.19%	1.35%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. The Fund imposes a 2.00% redemption fee on shares held for less than 60 days. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-855-775-3337.

The table does not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested.

Returns for periods less than 1 year are cumulative.

(a)	Fund inception date of May 1, 2017.

(b)	Ratios as of the Prospectus dated August 31, 2018 and may differ from the ratios presented in the Financial Highlights.

(c)	Rondure Global Advisors, LLC (the “Advisor”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/ Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.35% and 1.10% of the Fund’s average daily net assets for the Fund’s Investor Class Shares and Institutional Class Shares, respectively. This agreement (the “Expense Agreement”) is in effect through August 31, 2019. The Advisor will be permitted to recover, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that a Fund’s expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. However, such recapture payments may not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than three years after the date of the waiver or reimbursement. The Expense Agreement may not be terminated or modified by the Advisor prior to August 31, 2019, except with the approval of the Fund’s Board of Trustees.

(d)	The MSCI Emerging Markets Total Return USD Index is an unmanaged total return index, reported in U.S. Dollars, based on share prices and reinvested dividends of approximately 800 companies from 24 emerging market countries. The Index is not actively managed and does not reflect any deductions for fees, expense, or taxes. An investor may not invest directly in the Index.

Semi-Annual Report | October 31, 2018	11

Rondure New World Fund	Performance Update

October 31, 2018 (Unaudited)

Growth of $10,000 for the period ended October 31, 2018

The chart shown above represent a hypothetical investment of $10,000 in the Fund’s Investor Class shares for the period from inception to October 31, 2018. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that an investor would pay on distributions or redemptions.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

The Fund also offers Institutional Class shares, performance for which is not reflected in the graphs above. The performance of Institutional Class shares may be higher or lower than the performance of the Investor Class shares shown in the graphs above based upon differences in fees paid by shareholders investing in the Investor Class shares and Institutional Class shares.

12	1.855.775.3337 | www.rondureglobal.com

Rondure New World Fund	Performance Update

October 31, 2018 (Unaudited)

Regional Allocation (as a % of Net Assets)*
Asia ex Japan	54.3%
North America	11.3%
Africa/Middle East	8.1%
Latin America	6.4%
Europe	5.1%
Japan	1.2%
Cash, Cash Equivalents, & Other Net Assets	13.6%
Total	100.0%

Industry Sector Allocation (as a % of Net Assets)*
Consumer	61.8%
Industrials	8.9%
Technology	7.5%
Energy & Materials	4.4%
Health Care	2.4%
Financials	1.4%
Cash, Cash Equivalents, & Other Net Assets	13.6%
Total	100.0%

Top 10 Holdings (as a % of Net Assets)*
Yum China Holdings, Inc.	3.4%
Philippine Seven Corp.	2.4%
President Chain Store Corp.	2.4%
Aramex PJSC	2.3%
TOA Paint Thailand PCL	2.2%
Carnival Corp.	2.1%
Saigon Beer Alcohol Beverage Corp.	2.0%
Alibaba Group Holding, Ltd.	2.0%
Vitasoy International Holdings, Ltd.	2.0%
TravelSky Technology, Ltd.	1.9%
Total	22.7%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

Semi-Annual Report | October 31, 2018	13

Rondure Overseas Fund	Performance Update

October 31, 2018 (Unaudited)

Annualized Total Return Performance for the periods ended October 31, 2018

			Since Inception(a)	Expense Ratio(b)
	6 Months	1 Year		Gross	Net(c)
Rondure Overseas Fund - Institutional (ROSIX)	-6.54%	-2.96%	5.45%	2.09%	0.85%
Rondure Overseas Fund - Investor (ROSOX)	-6.71%	-3.25%	5.18%	1.97%	1.10%
MSCI EAFE TR USD Index(d)	-9.71%	-6.39%	2.39%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. The Fund imposes a 2.00% redemption fee on shares held for less than 60 days. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-855-775-3337.

The table does not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested.

Returns for periods less than 1 year are cumulative.

(a)	Fund inception date of May 1, 2017.

(b)	Ratios as of the Prospectus dated August 31, 2018 and may differ from the ratios presented in the Financial Highlights.

(c)	Rondure Global Advisors, LLC (the “Advisor”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/ Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.10% and 0.85% of the Fund’s average daily net assets for the Fund’s Investor Class Shares and Institutional Class Shares, respectively. This agreement (the “Expense Agreement”) is in effect through August 31, 2019. The Advisor will be permitted to recover, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that a Fund’s expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. However, such recapture payments may not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than three years after the date of the waiver or reimbursement. The Expense Agreement may not be terminated or modified by the Advisor prior to August 31, 2019, except with the approval of the Fund’s Board of Trustees.

(d)	The MSCI EAFE Total Return USD Index is an unmanaged total return index, reported in U.S. dollars, based on share prices and reinvested net dividends of approximately 1,100 companies from 22 developed market countries excluding the US and Canada. The Index is not actively managed and does not reflect any deductions for fees, expense, or taxes. An investor may not invest directly in the Index.

14	1.855.775.3337 | www.rondureglobal.com

Rondure Overseas Fund	Performance Update

October 31, 2018 (Unaudited)

Growth of $10,000 for the period ended October 31, 2018

The chart shown above represent a hypothetical investment of $10,000 in the Fund’s Investor Class shares for the period from inception to October 31, 2018. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that an investor would pay on distributions or redemptions.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

The Fund also offers Institutional Class shares, performance for which is not reflected in the graphs above. The performance of Institutional Class shares may be higher or lower than the performance of the Investor Class shares shown in the graphs above based upon differences in fees paid by shareholders investing in the Investor Class shares and Institutional Class shares.

Semi-Annual Report | October 31, 2018	15

Rondure Overseas Fund	Performance Update

October 31, 2018 (Unaudited)

Regional Allocation (as a % of Net Assets)*
Europe	36.9%
Japan	32.1%
Australia/New Zealand	10.3%
North America	7.6%
Asia ex Japan	3.3%
Africa/Middle East	0.2%
Cash, Cash Equivalents, & Other Net Assets	9.6%
Total	100.0%

Industry Sector Allocation (as a % of Net Assets)*
Consumer	53.9%
Industrials	19.3%
Technology	7.3%
Energy & Materials	4.2%
Health Care	3.6%
Financials	2.1%
Cash, Cash Equivalents, & Other Net Assets	9.6%
Total	100.0%

Top 10 Holdings (as a % of Net Assets)*
Seven & i Holdings Co., Ltd.	2.1%
Nestle SA	2.1%
Alimentation Couche-Tard, Inc.	2.0%
WH Smith PLC	2.0%
DuluxGroup, Ltd.	2.0%
Amadeus IT Group SA	1.8%
Create SD Holdings Co., Ltd.	1.8%
J D Wetherspoon PLC	1.7%
Lululemon Athletica, Inc.	1.6%
Suzuki Motor Corp.	1.6%
Total	18.7%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

16	1.855.775.3337 | www.rondureglobal.com

Rondure Funds	Disclosure of Fund Expenses

October 31, 2018 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of May 1, 2018 through October 31, 2018.

Actual Expenses The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expense Ratio(a)	Expenses Paid During Period May 1, 2018 - October 31, 2018(b)
Rondure New World Fund
Institutional Class
Actual	$1,000.00	$840.00	1.10%	$5.10
Hypothetical (5% return before expenses)	$1,000.00	$1,019.66	1.10%	$5.60
Investor Class
Actual	$1,000.00	$838.10	1.35%	$6.25
Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	1.35%	$6.87
Rondure Overseas Fund
Institutional Class
Actual	$1,000.00	$934.60	0.85%	$4.14
Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	0.85%	$4.33
Investor Class
Actual	$1,000.00	$932.90	1.10%	$5.36
Hypothetical (5% return before expenses)	$1,000.00	$1,019.66	1.10%	$5.60

(a)	The Fund's expense ratios have been annualized based on the Fund's most recent fiscal half-year expenses.

(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year 184/365 (to reflect the half-year period).

Semi-Annual Report | October 31, 2018	17

Rondure New World Fund	Portfolio of Investments

October 31, 2018 (Unaudited)

	Shares	Value (Note 2)
Common Stocks (86.35%)
Bangladesh (0.58%)
GrameenPhone, Ltd.	21,919	$99,253
Square Pharmaceuticals, Ltd.	183,525	584,654
		683,907

Brazil (4.09%)
Ambev SA	244,200	1,065,648
Hypera SA	228,200	1,813,214
M Dias Branco SA	114,700	1,358,277
Raia Drogasil SA	33,300	563,098
		4,800,237

China (18.12%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)	16,650	2,368,962
ANTA Sports Products, Ltd.	223,000	920,665
Baidu, Inc., Sponsored ADR(a)	9,375	1,781,812
China Resources Beer Holdings Co., Ltd.	560,000	1,951,390
Haier Electronics Group Co., Ltd.	778,000	1,633,784
Haitian International Holdings, Ltd.	531,000	1,042,854
Hengan International Group Co., Ltd.	194,000	1,542,179
Sinotrans, Ltd., Class H	5,301,000	1,854,446
TravelSky Technology, Ltd., Class H	938,000	2,278,586
Tsingtao Brewery Co., Ltd., Class H	381,000	1,506,661
Want Want China Holdings, Ltd.	590,000	422,098
Yum China Holdings, Inc.	110,425	3,984,134
		21,287,571

Greece (1.43%)
JUMBO SA	115,656	1,683,980

Hong Kong (1.98%)
Vitasoy International Holdings, Ltd.	729,000	2,323,985
	Shares	Value (Note 2)
India (4.78%)
Asian Paints, Ltd.	31,244	$520,028
Britannia Industries, Ltd.	7,311	557,358
Castrol India, Ltd.	200,000	402,679
Colgate-Palmolive India, Ltd.	4,704	71,132
Dabur India, Ltd.	159,000	827,393
Eicher Motors, Ltd.	2,775	821,903
Godrej Consumer Products, Ltd.	7,953	78,127
Hindustan Unilever, Ltd.	25,135	551,826
Marico, Ltd.	14,900	64,766
Maruti Suzuki India, Ltd.	6,070	543,137
Nestle India, Ltd.	3,718	509,895
Pidilite Industries, Ltd.	6,385	82,807
Radico Khaitan, Ltd.	110,500	587,901
		5,618,952

Indonesia (2.03%)
Indofood CBP Sukses Makmur Tbk PT	2,049,500	1,204,193
Kalbe Farma Tbk PT	1,014,000	91,458
Multi Bintang Indonesia Tbk PT	515,000	542,182
Unilever Indonesia Tbk PT	193,000	549,747
		2,387,580

Japan (1.18%)
Suzuki Motor Corp.	27,900	1,391,282

Kenya (2.15%)
East African Breweries, Ltd.	387,200	660,453
Safaricom PLC	8,236,600	1,868,198
		2,528,651

Malaysia (2.79%)
Carlsberg Brewery Malaysia Bhd	487,000	2,073,000
Heineken Malaysia Bhd	280,000	1,204,662
		3,277,662

Mexico (4.45%)
Alsea SAB de CV	16,300	41,743
Arca Continental SAB de CV	16,200	81,346
Becle SAB de CV	1,564,600	1,924,820
Corp Moctezuma SAB de CV	90,700	334,835
Gruma SAB de CV, Class B	118,200	1,236,508

See Notes to Financial Statements.

18	1.855.775.3337 | www.rondureglobal.com

Rondure New World Fund	Portfolio of Investments

October 31, 2018 (Unaudited)

	Shares	Value (Note 2)
Mexico (continued)
Wal-Mart de Mexico SAB de CV	628,500	$1,607,044
		5,226,296

Pakistan (0.28%)
Nestle Pakistan, Ltd.	4,578	328,371

Peru (1.80%)
Alicorp SAA	550,225	1,591,189
InRetail Peru Corp.(a)(b)(c)	20,196	521,057
		2,112,246

Philippines (5.17%)
International Container Terminal Services, Inc.	601,000	1,016,550
Jollibee Foods Corp.	247,000	1,275,537
Philippine Seven Corp.	1,429,447	2,805,195
Puregold Price Club, Inc.	1,288,000	978,427
		6,075,709

Poland (1.71%)
AmRest Holdings SE(a)	94,000	970,807
Dino Polska SA(a)(b)(c)	47,000	1,032,775
		2,003,582

Russia (1.91%)
Alrosa PJSC	410,000	621,765
LUKOIL PJSC, Sponsored ADR	8,900	663,575
Mail.Ru Group, Ltd., GDR(a)(c)	18,600	492,984
Yandex NV, Class A(a)	15,425	464,755
		2,243,079

South Africa (2.81%)
Clicks Group, Ltd.	115,400	1,470,034
Distell Group Holdings, Ltd.	40,100	298,457
Shoprite Holdings, Ltd.	126,000	1,538,231
		3,306,722

South Korea (2.78%)
BGF Retail Co., Ltd.	7,632	1,129,063
LG Household & Health Care, Ltd.	650	597,744
Medy-Tox, Inc.	917	375,665
	Shares	Value (Note 2)
South Korea (continued)
S-1 Corp.	13,800	$1,168,656
		3,271,128

Sri Lanka (1.35%)
Lion Brewery Ceylon PLC	472,256	1,586,737

Taiwan (4.88%)
President Chain Store Corp.	245,000	2,771,479
Taiwan Semiconductor Manufacturing Co., Ltd.	237,000	1,779,250
Uni-President Enterprises Corp.	487,000	1,180,417
		5,731,146

Tanzania (0.16%)
Tanzania Breweries, Ltd.	34,234	192,636

Thailand (2.51%)
CP ALL PCL	129,000	262,089
Thai Beverage PCL	307,000	138,663
TOA Paint Thailand PCL	2,494,000	2,544,622
		2,945,374

Turkey (2.08%)
Aselsan Elektronik Sanayi Ve Ticaret AS	244,800	1,108,198
BIM Birlesik Magazalar AS	94,000	1,336,250
		2,444,448

United Arab Emirates (2.72%)
Aramex PJSC	2,524,000	2,714,237
DP World, Ltd.	26,720	480,693
		3,194,930

United States (6.84%)
Carnival Corp.	43,250	2,423,730
Kansas City Southern	10,525	1,073,129
Lululemon Athletica, Inc.(a)	13,250	1,864,673
PriceSmart, Inc.	5,875	412,131
Starbucks Corp.	38,875	2,265,246
		8,038,909

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2018	19

Rondure New World Fund	Portfolio of Investments

October 31, 2018 (Unaudited)

	Shares	Value (Note 2)
Uruguay (0.48%)
Arcos Dorados Holdings, Inc., Class A	77,600	$559,496

Vietnam (5.29%)
Saigon Beer Alcohol Beverage Corp.	249,320	2,379,444
Vietnam Dairy Products JSC	447,192	2,231,152
Vincom Retail JSC(a)	1,255,625	1,610,025
		6,220,621

TOTAL Common Stocks
(Cost $111,242,774)		101,465,237

TOTAL INVESTMENTS (86.35%)
(Cost $111,242,774)		$101,465,237

Other Assets In Excess Of Liabilities (13.65%)		16,044,860

NET ASSETS (100.00%)		$117,510,097

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2018, these securities had a total aggregate market value of $1,553,832 representing 1.32% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of October 31, 2018, the aggregate market value of those securities was $2,046,815, representing 1.74% of net assets.

See Notes to Financial Statements.

20	1.855.775.3337 | www.rondureglobal.com

Rondure Overseas Fund	Portfolio of Investments

October 31, 2018 (Unaudited)

	Shares	Value (Note 2)
Common Stocks (90.15%)
Australia (6.84%)
carsales.com, Ltd.	7,428	$64,382
Coca-Cola Amatil, Ltd.	50,200	353,293
Domino's Pizza Enterprises, Ltd.	3,059	117,242
DuluxGroup, Ltd.	90,708	476,802
REA Group, Ltd.	4,546	231,361
SEEK, Ltd.	10,000	127,050
Sydney Airport	50,600	231,271
		1,601,401

Austria (1.00%)
Mayr Melnhof Karton AG	1,850	234,266

Belgium (0.24%)
Lotus Bakeries	22	56,767

Britain (13.83%)
Abcam PLC	12,000	183,953
Auto Trader Group PLC(a)(b)	8,900	46,506
B&M European Value Retail SA	48,000	255,420
BAE Systems PLC	17,900	120,025
Compass Group PLC	4,696	92,365
Dechra Pharmaceuticals PLC	2,100	61,358
Diploma PLC	8,700	145,890
Domino's Pizza Group PLC	56,400	204,044
easyJet PLC	17,400	266,565
Intertek Group PLC	2,400	143,799
J D Wetherspoon PLC	24,988	394,443
Rightmove PLC	19,800	114,297
Sanne Group PLC	9,000	64,421
St James's Place PLC	7,822	101,086
Unilever NV	6,500	349,278
WH Smith PLC	19,187	476,938
Whitbread PLC	3,900	219,288
		3,239,676

Canada (3.06%)
Alimentation Couche-Tard, Inc., Class B	10,000	477,572
Dollarama, Inc.	2,100	58,081
	Shares	Value (Note 2)
Canada (continued)
Ritchie Bros Auctioneers, Inc.	5,400	$181,634
		717,287

Denmark (1.29%)
Novo Nordisk A/S, Class B	1,301	56,186
Novozymes A/S, Class B	1,488	73,485
Royal Unibrew A/S	2,440	173,148
		302,819

Finland (1.54%)
Olvi OYJ, Class A	10,805	361,539

France (2.99%)
Bureau Veritas SA	6,000	135,360
Danone SA	3,100	219,522
Laurent-Perrier	550	56,391
Pernod Ricard SA	1,500	228,730
Sodexo SA	600	61,246
		701,249

Germany (6.73%)
adidas AG	1,130	265,735
CTS Eventim AG & Co., KGaA	3,745	140,400
Deutsche Lufthansa AG	8,057	161,729
Deutsche Post AG	11,005	347,486
Krones AG	2,645	236,471
Puma SE	690	354,812
XING SE	235	70,657
		1,577,290

Hong Kong (1.21%)
Hong Kong Exchanges & Clearing, Ltd.	2,000	53,254
Vitasoy International Holdings, Ltd.	72,000	229,529
		282,783

Israel (0.21%)
Elbit Systems, Ltd.	404	48,224

Italy (1.91%)
Brembo SpA	5,959	65,971
Davide Campari-Milano SpA	4,498	34,618
De' Longhi SpA	11,781	311,775

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2018	21

Rondure Overseas Fund	Portfolio of Investments

October 31, 2018 (Unaudited)

	Shares	Value (Note 2)
Italy (continued)
DiaSorin SpA	383	$36,329
		448,693

Japan (32.08%)
ABC-Mart, Inc.	3,000	175,395
Aeon Delight Co., Ltd.	8,800	293,811
Calbee, Inc.	6,800	225,605
Coca-Cola West Co. Ltd.	8,800	230,307
Cosmos Pharmaceutical Corp.	1,300	265,716
Create SD Holdings Co., Ltd.	16,500	417,980
Ezaki Glico Co., Ltd.	5,400	269,191
Kirin Holdings Co., Ltd.	12,500	298,282
Kusuri no Aoki Holdings Co., Ltd.	2,500	179,683
Lintec Corp.	12,700	300,570
Matsumotokiyoshi Holdings Co., Ltd.	6,600	238,615
McDonald's Holdings Co. Japan, Ltd.	1,800	79,222
MEIJI Holdings Co., Ltd.	800	53,080
MISUMI Group, Inc.	6,400	128,261
MonotaRO Co., Ltd.	4,800	105,824
Morinaga & Co., Ltd.	3,900	156,479
Nakanishi, Inc.	12,000	280,751
Oriental Land Co. Ltd./Japan	2,500	235,184
Pigeon Corp.	2,600	109,960
Ryohin Keikaku Co., Ltd.	600	158,598
Secom Co., Ltd.	4,500	368,422
Seria Co., Ltd.	6,500	218,069
Seven & i Holdings Co., Ltd.	11,200	484,960
Ship Healthcare Holdings, Inc.	6,400	231,398
SK Kaken Co., Ltd.	174	73,795
Sundrug Co., Ltd.	3,300	119,918
Suzuki Motor Corp.	7,400	369,014
TOTO, Ltd.	3,500	125,217
Tsuruha Holdings, Inc.	900	93,933
Unicharm Corp.	9,800	265,862
Yahoo Japan Corp.	109,000	340,058
Yamato Holdings Co., Ltd.	12,500	341,730
Yaskawa Electric Corp.	9,700	280,366
		7,515,256
	Shares	Value (Note 2)
Netherlands (1.12%)
Euronext NV(a)(b)	4,250	$261,513

New Zealand (3.43%)
Air New Zealand, Ltd.	107,302	196,186
Auckland International Airport, Ltd.	51,800	236,886
Mainfreight, Ltd.	13,931	258,586
Trade Me Group, Ltd.	35,498	112,536
		804,194

South Korea (0.78%)
S-1 Corp.	2,150	182,073

Spain (1.81%)
Amadeus IT Group SA	5,257	423,318

Sweden (2.13%)
Axfood AB	19,844	353,998
Indutrade AB	1,260	30,244
Loomis AB, Class B	3,682	113,846
		498,088

Switzerland (2.05%)
Nestle SA	5,700	481,212

Taiwan (1.35%)
President Chain Store Corp.	28,000	316,741

United States (4.55%)
Carnival Corp.	4,450	249,378
Lululemon Athletica, Inc.(c)	2,675	376,452
Starbucks Corp.	4,325	252,018
Yum! Brands, Inc.	2,075	187,601
		1,065,449

TOTAL Common Stocks
(Cost $21,706,065)		21,119,838

See Notes to Financial Statements.

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Rondure Overseas Fund	Portfolio of Investments

October 31, 2018 (Unaudited)

	Shares	Value (Note 2)
Preferred Stocks (0.27%)
Germany (0.27%)
FUCHS PETROLUB SE	1,351	$62,537

TOTAL Preferred Stocks
(Cost $73,715)		62,537

TOTAL INVESTMENTS (90.42%)
(Cost $21,779,780)		$21,182,375

Other Assets In Excess Of Liabilities (9.58%)		2,243,391

NET ASSETS (100.00%)		$23,425,766

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2018, these securities had a total aggregate market value of $308,019 representing 1.31% of net assets.
(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of October 31, 2018, the aggregate market value of those securities was $308,019, representing 1.31% of net assets.
(c)	Non-Income Producing Security.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2018	23

Rondure Funds	Statements of Assets and Liabilities

October 31, 2018 (Unaudited)

	Rondure New World Fund	Rondure Overseas Fund
ASSETS
Investments, at value (Cost - see below)	$101,465,237	$21,182,375
Foreign cash, at value (Cost $152,041 and $2,117, respectively)	151,801	2,117
Cash	16,283,350	2,920,628
Dividends and interest receivable	49,222	40,191
Receivable for investments sold	–	1,249
Receivable for fund shares subscribed	132,667	–
Receivable due from advisor	–	4,256
Prepaid and other assets	38,040	18,244
Total assets	118,120,317	24,169,060

LIABILITIES
Payable for investments purchased	367,219	698,372
Foreign capital gains tax	22,422	–
Payable for fund shares redeemed	57,588	2,166
Advisory fees payable	46,877	–
Administration fees payable	25,325	12,954
Custodian fees payable	24,857	3,405
Payable for professional fees	11,821	12,866
Payable for trustee fees and expenses	722	96
Payable for chief compliance officer fee	4,563	683
Payable for principal financial officer fees	1,487	220
Distribution and service fees payable - Investor Class	4,729	958
Payable for transfer agency fees	29,516	9,273
Accrued expenses and other liabilities	13,094	2,301
Total liabilities	610,220	743,294
NET ASSETS	$117,510,097	$23,425,766

NET ASSETS CONSISTS OF
Paid-in capital (Note 5)	$130,903,892	$23,752,997
Total distributable earnings	(13,393,795)	(327,231)
NET ASSETS	$117,510,097	$23,425,766

INVESTMENTS, AT COST	$111,242,774	$21,779,780

PRICING OF SHARES
Institutional Class
Net Assets	$97,855,470	$18,838,409
Net Asset Value, offering and redemption price per share	$9.45	$10.71
Shares of beneficial interest outstanding	10,358,221	1,758,954
Investor Class
Net Assets	$19,654,627	$4,587,357
Net Asset Value, offering and redemption price per share	$9.43	$10.72
Shares of beneficial interest outstanding	2,085,250	428,085

See Notes to Financial Statements.

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Rondure Funds	Statements of Operations

For the Six Months Ended October 31, 2018 (Unaudited)

	Rondure New World Fund	Rondure Overseas Fund
INVESTMENT INCOME
Dividends	$1,590,819	$204,972
Foreign taxes withheld	(151,110)	(18,696)
Other Income	45,146	26,560
Total investment income	1,484,855	212,836
EXPENSES
Investment advisor fees (Note 6)	522,262	83,662
Administrative fees	117,134	35,958
Distribution and service fees - Investor Class	29,961	6,105
Transfer agent fees	90,380	30,841
Professional fees	18,797	11,741
Printing fees	9,394	1,698
Registration fees	19,876	14,807
Custodian fees	84,058	15,221
Trustee fees and expenses	1,586	310
Chief compliance officer fees	13,248	2,339
Principal financial officer fees	4,287	754
Offering costs	226	181
Other expenses	9,351	3,418
Total expenses	920,560	207,035
Less fees waived/reimbursed by investment advisor (Note 6)	(215,022)	(99,260)
Total net expenses	705,538	107,775
NET INVESTMENT INCOME	779,317	105,061

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) on investments	(4,279,710)	62,290
Net realized loss on foreign currency transactions	(22,044)	(1,986)
Net realized gain/(loss)	(4,301,754)	60,304
Net change in unrealized depreciation on investments (net of change in foreign capital gains tax of $(62,776) and $0, respectively)	(17,775,520)	(1,863,972)
Net change in unrealized appreciation on translation of assets and liabilities in foreign currencies	483	1,524
Net change in unrealized depreciation	(17,775,037)	(1,862,448)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	(22,076,791)	(1,802,144)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(21,297,474)	$(1,697,083)

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2018	25

Rondure New World Fund	Statement of Changes in Net Assets

	For the Six Months Ended October 31, 2018 (Unaudited)	For the Period May 2, 2017 (Commencement of Operations) to April 30, 2018
OPERATIONS
Net investment income	$779,317	$342,001
Net realized loss	(4,301,754)	(280,302)
Net change in unrealized appreciation/(depreciation)	(17,775,037)	7,974,392
Net increase/(decrease) in net assets resulting from operations	(21,297,474)	8,036,091
TOTAL DISTRIBUTIONS TO SHAREHOLDERS (NOTE 3)(a)
From distributable earnings
Institutional Class	–	(195,933)
Investor Class	–	(20,535)
Net decrease in net assets from distributions	–	(216,468)
CAPITAL SHARE TRANSACTIONS (NOTE 5)
Institutional Class
Proceeds from sales of shares	19,919,322	98,740,607
Distributions reinvested	–	185,431
Cost of shares redeemed	(5,676,337)	(4,530,207)
Redemption fees	467	6,598
Net increase from capital shares transactions	14,243,452	94,402,429
Investor Class
Proceeds from sales of shares	5,907,093	25,295,273
Distributions reinvested	–	20,535
Cost of shares redeemed	(6,336,141)	(2,546,642)
Redemption fees	106	1,843
Net increase/(decrease) from capital shares transactions	(428,942)	22,771,009
Net increase/(decrease) in net assets	(7,482,964)	124,993,061

NET ASSETS
Beginning of period	124,993,061	–
End of period	$117,510,097	$124,993,061 (b)

OTHER INFORMATION
Shares Transactions
Institutional Class
Issued	1,964,530	9,350,867
Issued to shareholders in reinvestment of distributions	–	16,542
Redeemed	(558,973)	(414,745)
Net increase in share transactions	1,405,557	8,952,664
Investor Class
Issued	570,941	2,383,360
Issued to shareholders in reinvestment of distributions	–	1,832
Redeemed	(641,269)	(229,614)
Net increase/(decrease) in share transactions	(70,328)	2,155,578

(a)	For the prior year ended April 30, 2018, Total Distributions consisted of Net Investment Income $204,986, and Net Realized Gains $11,482.
(b)	For the prior year ended April 30, 2018, included accumulated net investment income of $118,506.

See Notes to Financial Statements.

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Rondure Overseas Fund	Statement of Changes in Net Assets

	For the Six Months Ended October 31, 2018 (Unaudited)	For the Period May 2, 2017 (Commencement of Operations) to April 30, 2018
OPERATIONS
Net investment income	$105,061	$120,241
Net realized gain	60,304	119,067
Net change in unrealized appreciation/(depreciation)	(1,862,448)	1,265,807
Net increase/(decrease) in net assets resulting from operations	(1,697,083)	1,505,115
TOTAL DISTRIBUTIONS TO SHAREHOLDERS (NOTE 3)(a)
From distributable earnings
Institutional Class	–	(140,954)
Investor Class	–	(25,519)
Net decrease in net assets from distributions	–	(166,473)
CAPITAL SHARE TRANSACTIONS (NOTE 5)
Institutional Class
Proceeds from sales of shares	7,227,896	14,305,962
Distributions reinvested	–	139,017
Cost of shares redeemed	(1,295,184)	(1,341,389)
Redemption fees	964	2,060
Net increase from capital shares transactions	5,933,676	13,105,650
Investor Class
Proceeds from sales of shares	956,743	5,925,966
Distributions reinvested	–	25,519
Cost of shares redeemed	(1,241,321)	(924,780)
Redemption fees	1,372	1,382
Net increase/(decrease) from capital shares transactions	(283,206)	5,028,087
Net increase in net assets	3,953,387	19,472,379

NET ASSETS
Beginning of period	19,472,379	–
End of period	$23,425,766	$19,472,379 (b)

OTHER INFORMATION
Shares Transactions
Institutional Class
Issued	628,594	1,355,282
Issued to shareholders in reinvestment of distributions	–	12,162
Redeemed	(115,987)	(121,097)
Net increase in share transactions	512,607	1,246,347
Investor Class
Issued	85,285	531,797
Issued to shareholders in reinvestment of distributions	–	2,227
Redeemed	(109,237)	(81,987)
Net increase/(decrease) in share transactions	(23,952)	452,037

(a)	For the prior year ended April 30, 2018, Total Distributions consisted of Net Investment Income $49,002, and Net Realized Gains $117,471.
(b)	For the prior year ended April 30, 2018, included accumulated net investment income of $104,048.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2018	27

Rondure New World Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Period Presented

Institutional Class	For the Six Months Ended October 31, 2018 (Unaudited)		For the Period May 2, 2017 (Commencement of Operations) to April 30, 2018
NET ASSET VALUE, BEGINNING OF PERIOD	$11.25		$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)	0.07		0.05
Net realized and unrealized gain/(loss) on investments	(1.87)		1.23
Total income/(loss) from investment operations	(1.80)		1.28

DISTRIBUTIONS
From net investment income	–		(0.03)
From net realized gain on investments	–		(0.00	)(b)
Total distributions	–		(0.03)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00	(b)	0.00	(b)

INCREASE/DECREASE IN NET ASSET VALUE	(1.80)		1.25
NET ASSET VALUE, END OF PERIOD	$9.45		$11.25

TOTAL RETURN	(16.00	)%(c)	12.78	%(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$97,855		$100,760

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/ reimbursed by investment advisor)	1.44	%(d)	1.62	%(d)
Expenses (including fees waived/ reimbursed by investment advisor)	1.10	%(d)	1.10	%(d)
Net investment income	1.31	%(d)	0.43	%(d)

PORTFOLIO TURNOVER RATE	16	%(c)	13	%(c)

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

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Rondure New World Fund – Investor Class	Financial Highlights

For a Share Outstanding Throughout the Period Presented

Investor Class	For the Six Months Ended October 31, 2018 (Unaudited)		For the Period May 2, 2017 (Commencement of Operations) to April 30, 2018
NET ASSET VALUE, BEGINNING OF PERIOD	$11.24		$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)	0.06		0.03
Net realized and unrealized gain/(loss) on investments	(1.87)		1.22
Total income/(loss) from investment operations	(1.81)		1.25

DISTRIBUTIONS
From net investment income	–		(0.01)
From net realized gain on investments	–		(0.00	)(b)
Total distributions	–		(0.01)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00	(b)	0.00	(b)

INCREASE/DECREASE IN NET ASSET VALUE	(1.81)		1.24
NET ASSET VALUE, END OF PERIOD	$9.43		$11.24

TOTAL RETURN	(16.19	)%(c)	12.53	%(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$19,655		$24,233

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/ reimbursed by investment advisor)	1.74	%(d)	1.91	%(d)
Expenses (including fees waived/ reimbursed by investment advisor)	1.35	%(d)	1.35	%(d)
Net investment income	1.08	%(d)	0.24	%(d)

PORTFOLIO TURNOVER RATE	16	%(c)	13	%(c)

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2018	29

Rondure Overseas Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Period Presented

Institutional Class	For the Six Months Ended October 31, 2018 (Unaudited)		For the Period May 2, 2017 (Commencement of Operations) to April 30, 2018
NET ASSET VALUE, BEGINNING OF PERIOD	$11.46		$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)	0.05		0.10
Net realized and unrealized gain/(loss) on investments	(0.80)		1.48
Total income/(loss) from investment operations	(0.75)		1.58

DISTRIBUTIONS
From net investment income	–		(0.04)
From net realized gain on investments	–		(0.08)
Total distributions	–		(0.12)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00	(b)	0.00	(b)

INCREASE/DECREASE IN NET ASSET VALUE	(0.75)		1.46
NET ASSET VALUE, END OF PERIOD	$10.71		$11.46

TOTAL RETURN	(6.54	)%(c)	15.88	%(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$18,838		$14,283

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/ reimbursed by investment advisor)	1.66	%(d)	2.57	%(d)
Expenses (including fees waived/ reimbursed by investment advisor)	0.85	%(d)	0.85	%(d)
Net investment income	0.90	%(d)	0.92	%(d)

PORTFOLIO TURNOVER RATE	12	%(c)	14	%(c)

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

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Rondure Overseas Fund – Investor Class	Financial Highlights

For a Share Outstanding Throughout the Period Presented

Investor Class	For the Six Months Ended October 31, 2018 (Unaudited)		For the Period May 2, 2017 (Commencement of Operations) to April 30, 2018
NET ASSET VALUE, BEGINNING OF PERIOD	$11.48		$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)	0.04		0.09
Net realized and unrealized gain/(loss) on investments	(0.80)		1.46
Total income/(loss) from investment operations	(0.76)		1.55

DISTRIBUTIONS
From net realized gain on investments	–		(0.08)
Total distributions	–		(0.08)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00	(b)	0.01

INCREASE/DECREASE IN NET ASSET VALUE	(0.76)		1.48
NET ASSET VALUE, END OF PERIOD	$10.72		$11.48

TOTAL RETURN	(6.71	)%(c)	15.63	%(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$4,587		$5,189

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/ reimbursed by investment advisor)	2.01	%(d)	2.45	%(d)
Expenses (including fees waived/ reimbursed by investment advisor)	1.10	%(d)	1.10	%(d)
Net investment income	0.78	%(d)	0.82	%(d)

PORTFOLIO TURNOVER RATE	12	%(c)	14	%(c)

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2018	31

Rondure Funds	Notes to Financial Statements

October 31, 2018 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of October 31, 2018, the Trust consists of multiple separate Portfolios or series. This semi-annual report describes the Rondure New World Fund and the Rondure Overseas Fund (individually a “Fund” and collectively, the “Funds”). The Funds seek long-term growth of capital. The Funds offer Investor Class and Institutional Class shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of its financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of each Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model.

Forward currency exchange contracts have a fair value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when Rondure Global Advisors, LLC (the “Advisor”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

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Rondure Funds	Notes to Financial Statements

October 31, 2018 (Unaudited)

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments in the fair value hierarchy as of October 31, 2018:

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Rondure New World Fund
Common Stocks
China	$8,134,908	$13,152,663	$–	$21,287,571
Greece	–	1,683,980	–	1,683,980
Hong Kong	–	2,323,985	–	2,323,985
India	–	5,618,952	–	5,618,952
Indonesia	–	2,387,580	–	2,387,580
Japan	–	1,391,282	–	1,391,282
Kenya	–	2,528,651	–	2,528,651
Malaysia	–	3,277,662	–	3,277,662
Pakistan	–	328,371	–	328,371
Philippines	3,821,745	2,253,964	–	6,075,709
Poland	–	2,003,582	–	2,003,582
Russia	464,755	1,778,324	–	2,243,079
South Africa	298,457	3,008,265	–	3,306,722
South Korea	–	3,271,128	–	3,271,128
Taiwan	–	5,731,146	–	5,731,146
Thailand	–	2,945,374	–	2,945,374
Turkey	–	2,444,448	–	2,444,448
Vietnam	–	6,220,621	–	6,220,621
Other*	26,395,394	–	–	26,395,394
Total	$39,115,259	$62,349,978	$–	$101,465,237

Semi-Annual Report | October 31, 2018	33

Rondure Funds	Notes to Financial Statements

October 31, 2018 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Rondure Overseas Fund
Common Stocks
Australia	$–	$1,601,401	$–	$1,601,401
Belgium	–	56,767	–	56,767
Britain	64,421	2,955,967	–	3,020,388
Denmark	–	302,819	–	302,819
Finland	–	361,539	–	361,539
France	–	701,249	–	701,249
Germany	–	1,577,290	–	1,577,290
Great Britain	–	219,288	–	219,288
Hong Kong	–	282,783	–	282,783
Israel	–	48,224	–	48,224
Italy	–	448,693	–	448,693
Japan	–	7,515,256	–	7,515,256
Netherlands	–	261,513	–	261,513
New Zealand	–	804,194	–	804,194
South Korea	–	182,073	–	182,073
Spain	–	423,318	–	423,318
Sweden	–	498,088	–	498,088
Switzerland	–	481,212	–	481,212
Taiwan	–	316,741	–	316,741
Other*	2,017,002	–	–	2,017,002
Preferred Stocks*	$–	$62,537	$–	$62,537
Total	$2,081,423	$19,100,952	$–	$21,182,375

*	For a detailed country breakdown, see the accompanying Portfolio of Investments.

The Funds recognize transfers between levels as of the end of the period. For the six months ended October 31, 2018, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost which is the same basis the Fund uses for federal income tax purposes. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Cash Management Transactions: The Funds subscribe to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”), whereby cash balances are automatically swept into overnight offshore demand deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the Funds to earn interest on cash balances. Excess cash with deposit institutions domiciled outside of the U.S. are subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. Cash balances in the BBH CMS are included on the Statements of Assets and Liabilities under Cash and Foreign Cash, at Value. As of October 31, 2018, the Funds had the following cash balances participating in the BBH CMS:

Fund
Rondure New World Fund	$16,283,350
Rondure Overseas Fund	2,920,628

34	1.855.775.3337 | www.rondureglobal.com

Rondure Funds	Notes to Financial Statements

October 31, 2018 (Unaudited)

As of October 31, 2018, the Funds had the following foreign cash balances participating in the BBH CMS (cost and value of foreign cash balances are equal):

Fund
Rondure New World Fund	$99,640
Rondure Overseas Fund	2,117

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates are separately disclosed.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service.

The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Trust Expenses: Some expenses of the Trust can be directly attributed to the Funds. Expenses which cannot be directly attributed to the Funds are apportioned among all funds in the Trust based on average net assets of each fund.

Fund and Class Expenses: Expenses that are specific to a Fund or class of shares of a Fund, including distribution fees (Rule 12b-1 fees), are charged directly to that Fund or share class. Expenses that are common to all Funds generally are allocated among the Funds in proportion to their average daily net assets.

Offering Costs: Offering costs, including costs of printing initial prospectuses, legal and registration fees, are being amortized over twelve months from the inception date of the Funds. Amounts amortized during the six month period ended October 31, 2018 for Funds are shown on the Statements of Operations. All Offering costs have been fully amortized as of October 31, 2018.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Funds are not subject to income taxes to the extent such distributions are made.

Distributions to Shareholders: Each Fund normally pays dividends and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from dividends and other income each Fund receives from their investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when each Fund sells a security it has owned for more than a year. Each Fund may make additional distributions and dividends at other times if the portfolio manager believes doing so may be necessary for each Fund to avoid or reduce taxes. The Funds intend to pass through foreign tax credits to shareholders.

Semi-Annual Report | October 31, 2018	35

Rondure Funds	Notes to Financial Statements

October 31, 2018 (Unaudited)

3. TAX BASIS INFORMATION

Tax Basis of Investments: As of October 31, 2018, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation	Cost of Investments for Income Tax Purposes
Rondure New World Fund	$4,799,242	$(14,576,780)	$(9,777,538)	$111,242,775
Rondure Overseas Fund	1,067,358	(1,664,767)	(597,409)	21,779,784

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Funds.

The tax character of distributions paid by the Funds for the period ended April 30, 2018 were as follows:

Fund	Ordinary Income	Long-Term Capital Gain
Rondure New World Fund	$216,468	$–
Rondure Overseas Fund	166,473	–

The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of October 31, 2018.

4. SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of securities (excluding short term securities) during the six months ended October 31, 2018 were as follows:

	Purchases of Securities	Proceeds From Sales of Securities
Fund
Rondure New World Fund	$19,252,022	$18,794,403
Rondure Overseas Fund	6,704,229	2,402,686

5. SHARES OF BENEFICIAL INTEREST

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Funds of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Purchasers of the share do not have any obligation to make payments to the Trust or its creditors solely by reason of the purchasers’ ownership of the shares. Shares have no pre-emptive rights.

Shares redeemed within 60 days of purchase may incur a 2% short-term redemption fee deducted from the redemption amount. For the six months ended October 31, 2018, the redemption fees charged by the Funds are presented in the Statement of Changes in Net Assets.

36	1.855.775.3337 | www.rondureglobal.com

Rondure Funds	Notes to Financial Statements

October 31, 2018 (Unaudited)

6. MANAGEMENT AND RELATED-PARTY TRANSACTIONS

The Advisor, subject to the authority of the Board, is responsible for the overall management and administration of the Funds’ business affairs. The Advisor manages the investments of the Funds in accordance with the Funds’ investment objective, policies and limitations and investment guidelines established jointly by the Advisor and the Trustees. Pursuant to the Advisory Agreement, (the “Advisory Agreement”), each Fund pays the Advisor an annual management fee based on each Fund’s average daily net assets. The management fee is paid on a monthly basis. The following table reflects the Funds’ advisory fee rates.

Fund	Advisory Fee
Rondure New World Fund	0.85%
Rondure Overseas Fund	0.70%

The Advisor has contractually agreed to limit certain of each Fund’s expenses (excluding acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses). The following table reflects the Funds’ expense cap.

Fund	Expense Cap	Term of Expense Limit Agreements
Rondure New World Fund
Institutional Class	1.10%	September 1, 2018 – August 31, 2019/
Investor Class	1.35%	March 23, 2017 – August 31, 2018
Rondure Overseas Fund
Institutional Class	0.85%	September 1, 2018 – August 31, 2019/
Investor Class	1.10%	March 23, 2017 – August 31, 2018

Pursuant to these agreements, the Advisor may seek reimbursement from a Fund for any previous fee waivers and expense reimbursements made by the Advisor, provided that any such reimbursements made by the Funds to the Advisor will not cause the Funds’ expense limitation to exceed expense limitations in existence at the time the expense was incurred, or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years after the expenses were incurred. Fees waived/reimbursed by Advisor for the six months ended October 31, 2018 are disclosed in the Statements of Operations.

For the six months ended October 31, 2018, the fee waivers/reimbursements and/or recoupments were as follows:

Fund	Fees Waived/Reimbursed By Adviser
Rondure New World Fund Fund
Institutional Class	$167,879
Investor Class	47,143
Rondure Overseas Fund Fund
Institutional Class	$77,098
Investor Class	22,162

Fund	Expires 2021	Expires 2022	Total
Rondure New World Fund Fund
Institutional Class	$366,501	$167,879	$534,380
Investor Class	90,647	47,143	137,790
Rondure Overseas Fund Fund
Institutional Class	$186,581	$77,098	$263,679
Investor Class	33,311	22,162	55,473

Semi-Annual Report | October 31, 2018	37

Rondure Funds	Notes to Financial Statements

October 31, 2018 (Unaudited)

Administrator Fees and Expenses

ALPS Fund Services, Inc. (“ALPS”) serves as administrator to the Funds and the Funds have agreed to pay expenses incurred in connection with their administrative activities. Pursuant to an Administration Agreement, ALPS provides operational services to the Funds including, but not limited to, fund accounting and fund administration and generally assists in the Funds’ operations. Officers of the Trust are employees of ALPS. The Funds’ administration fee is accrued on a daily basis and paid monthly. Administration fees paid by the Funds for the six months ended October 31, 2018 are disclosed in the Statements of Operations.

ALPS is reimbursed by the Fund for certain out-of-pocket expenses.

Transfer Agent

ALPS serves as transfer, dividend paying and shareholder servicing agent for the Funds. ALPS receives an annual minimum fee, a fee based upon the number of shareholder accounts, and is also reimbursed by the Funds for certain out-of-pocket expenses. Transfer agent fees paid by the Funds for the six months ended October 31, 2018 are disclosed in the Statements of Operations.

Compliance Services

ALPS provides services that assist the Trust’s chief compliance officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act and receives an annual base fee. ALPS is reimbursed for certain out-of-pocket expenses by the Funds. Compliance service fees paid by the Funds for the six months ended October 31, 2018 are disclosed in the Statements of Operations.

Principal Financial Officer

ALPS receives an annual fee for providing principal financial officer services to the Funds. Principal financial officer fees paid by the Fund for the six months ended October 31, 2018 are disclosed in the Statements of Operations.

Distributor: ALPS Distributors, Inc. (“ADI” or the “Distributor”) (an affiliate of ALPS) acts as the distributor of the Funds’ shares pursuant to a Distribution Agreement with the Trust. Shares are sold on a continuous basis by ADI as agent for the Funds, and ADI has agreed to use its best efforts to solicit orders for the sale of each Fund’s shares, although it is not obliged to sell any particular amount of shares. ADI is not entitled to any compensation for its services as Distributor. ADI is registered as a broker-dealer with the U.S. Securities and Exchange Commission.

Each Fund has adopted a Distribution and Services (Rule 12b-1) Plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”) for its Investor Class shares. The Plan allows the Funds to use Investor Class assets to pay fees in connection with the distribution and marketing of Investor Class shares and/or the provision of shareholder services to Investor Class shareholders. The Plan permits payment for services in connection with the administration of plans or programs that use Investor Class shares of each Fund as their funding medium and for related expenses. The recipients of such payments may include the Distributor, other affiliates of the Advisor, broker-dealers, financial institutions, plan sponsors and administrators and other financial intermediaries through which investors may purchase shares of the Fund. The Plan permits the Funds to make total payments at an annual rate of up to 0.25% of each Fund’s average daily net assets attributable to its Investor Class shares. The expenses of the Plan are reflected as distribution and service fees in the Statements of Operations.

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses, which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. NEW ACCOUNTING PROUNOUNCEMENTS

On October 4, 2018, the SEC amended Regulation S-X to require certain financial statement disclosure requirements to conform them to U.S. GAAP for investment companies. Effective November 4, 2018, the Funds adopted disclosure requirement changes for Regulation S-X and these changes are reflected throughout this report. The Funds’ adoption of those amendments, effective with the financial statements prepared as of October 31, 2018, had no effect on the Funds’ net assets or results of operations.

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2018-13, which changes the fair value measurement disclosure requirements of FASB Accounting Standards Codification Topic 820, Fair Value Measurement. The update to Topic 820 includes new, eliminated, and modified disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods. Early adoption is permitted for any eliminated or modified disclosures. Management is currently evaluating the impact of the ASU to the Funds’ financial statements.

9. SUBSEQUENT EVENT

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

38	1.855.775.3337 | www.rondureglobal.com

Rondure Funds	Disclosure Regarding Approval of Fund Advisory Agreement

October 31, 2018 (Unaudited)

On September 11, 2018, the Trustees met in person to discuss, among other things, the approval of the investment advisory agreement between the Trust and the Adviser, in accordance with Section 15(c) of the 1940 Act. In renewing and approving the Investment Advisory Agreement, the Trustees, including the Independent Trustees, considered the following factors with respect to the Rondure Funds:

Investment Advisory Fee Rate: The Trustees reviewed and considered the contractual annual advisory fees paid by the Trust, on behalf of the Rondure Funds, to Rondure, of 0.85% of the Rondure New World Fund’s daily net assets and 0.70% of the Rondure Overseas Fund’s daily net assets, in light of the extent and quality of the advisory services provided by Rondure to each of the Rondure Funds.

The Board received and considered information including a comparison of the Investor Class and Institutional Class of each Rondure Fund’s contractual advisory fee rate with those of funds in the expense group and universe of funds provided by an independent provider of investment company data (the “Data Provider”). The Trustees noted that the contractual advisory fee rate of both classes of each of the Rondure Funds was below the Data Provider peer group median.

Total Expense Ratios: The Trustees further reviewed and considered that the total expense ratio (after waivers) of both classes of each of the Rondure Funds was below the Data Provider peer group median.

Nature, Extent, and Quality of the Services under the Investment Advisory Agreement: The Trustees received and considered information regarding the nature, extent, and quality of services provided to the Rondure Funds under the Investment Advisory Agreement. The Trustees reviewed certain background materials supplied by Rondure in its presentation, including its Form ADV.

The Trustees reviewed and considered Rondure’s investment advisory personnel, its history as an asset manager, and its performance and the amount of assets currently under management by Rondure and its affiliated entities. The Trustees also reviewed the research and decision-making processes utilized by Rondure, including the methods adopted to seek to achieve compliance with the investment objectives, policies, and restrictions of the Rondure Funds.

The Trustees considered the background and experience of Rondure’s management in connection with the Rondure Funds, including reviewing the qualifications, backgrounds, and responsibilities of the management team primarily responsible for the day-to-day portfolio management of each Rondure Fund and the extent of the resources devoted to research and analysis of actual and potential investments.

The Trustees also reviewed, among other things, Rondure’s insider trading policies and procedures and its Code of Ethics.

Performance: The Trustees reviewed performance information for the Investor Class and Institutional Class shares of the Rondure Funds for the 3-month and 1-year periods ended June 30, 2018. That review included a comparison of each Rondure Fund’s performance to the performance of a group of comparable funds selected by the Data Provider. The Trustees noted that the performance of both classes of the Rondure New World Fund was approximately at or above the Data Provider peer group median for the 3-month and 1-year periods, the performance of both classes of the Rondure Overseas Fund was above the respective Data Provider peer group median for the 3-month and 1-year periods. The Trustees also considered Rondure’s discussion of its reputation generally and its investment techniques, risk management controls, and decision-making processes.

Comparable Accounts: The Trustees noted that Rondure has no other clients at this time.

Profitability: The Trustees received and considered a retrospective and projected profitability analysis prepared by Rondure based on the fees payable under the Investment Advisory Agreement with respect to the Rondure Funds. The Trustees considered the profits, if any, anticipated to be realized by Rondure in connection with the operation of the Rondure Funds. The Board then reviewed Rondure’s income statement and balance sheet for the years ended December 31, 2016 through December 31, 2017 in order to analyze the financial condition, stability, and profitability of Rondure.

Economies of Scale: The Trustees considered whether economies of scale in the provision of services to the Rondure Funds will be passed along to the shareholders under the proposed agreements.

Other Benefits to the Adviser: The Trustees reviewed and considered any other incidental benefits derived or to be derived by Rondure from its relationship with the Rondure Funds, including whether soft dollar arrangements were used.

Semi-Annual Report | October 31, 2018	39

Rondure Funds	Disclosure Regarding Approval of Fund Advisory Agreement

October 31, 2018 (Unaudited)

In renewing Rondure as the Rondure Funds’ investment adviser and renewing the Investment Advisory Agreement and the fees charged under the Investment Advisory Agreement, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to renew the Investment Advisory Agreement. Further, the Independent Trustees were advised by separate independent legal counsel throughout the process. The Trustees, including all of the Independent Trustees, concluded that:

•	the contractual advisory fee rate of both classes of each of the Rondure Funds was below the Data Provider peer group median;

•	the total expense ratio (after waivers) of both classes of each of the Rondure Funds was below the Data Provider peer group median;
•	the nature, extent and quality of services rendered by Rondure under the Investment Advisory Agreement with respect to each Rondure Fund were adequate;
•	for the period ended June 30, 2018, the performance of both classes of the Rondure New World Fund was approximately at or above the Data Provider peer group median for the 3-month and 1-year periods, and the performance of both classes of the Rondure Overseas Fund was above the respective Data Provider peer group median for the 3-month and 1-year periods;
•	Rondure has no other clients at this time;
•	the profit, if any, realized by Rondure in connection with the operation of any of the Rondure Funds is not unreasonable to such Fund; and
•	there were no material economies of scale or other incidental benefits accruing to Rondure in connection with its relationship with any of the Rondure Funds.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that Rondure’s compensation for investment advisory services is consistent with the best interests of each of the Rondure Funds and their shareholders.

40	1.855.775.3337 | www.rondureglobal.com

Rondure Funds	Additional Information

October 31, 2018 (Unaudited)

1. FUND HOLDINGS

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Funds’ Form N-Q are available without charge on the SEC website at http://www.sec.gov. You may also review and copy the Form N-Q at the SEC’s Public Reference Room in Washington, DC. For more information about the operation of the Public Reference Room, please call the SEC at 1-800-SEC-0330.

2. FUND PROXY VOTING POLICIES, PROCEDURES AND SUMMARIES

The Funds’ policies and procedures used in determining how to vote proxies and information regarding how the Funds voted proxies relating to portfolio securities during the most recent prior 12-month period ending June 30 are available without charge, (1) upon request, by calling (toll-free) 1-855-775-3337 and (2) on the SEC’s website at http://www.sec.gov.

Semi-Annual Report | October 31, 2018	41

SEAFARER FUNDS

SEMI-ANNUAL REPORT

October 31, 2018

Seafarer Overseas Growth and Income Fund

Investor Class SFGIX
Institutional Class SIGIX

Seafarer Overseas Value Fund

Investor Class SFVLX
Institutional Class SIVLX

Letter to Shareholders	1
Performance Review
Seafarer Overseas Growth and Income Fund	4
Seafarer Overseas Value Fund	10
Disclosure of Fund Expenses	16
Portfolio of Investments	18
Statements of Assets and Liabilities	26
Statements of Operations	27
Statements of Changes in Net Assets	28
Financial Highlights	32
Notes to Financial Statements	38
Additional Information	47
Privacy Policy	48

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website at www.seafarerfunds.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

Beginning on January 1, 2019, you may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper format free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports.

If you invest directly with the Funds, you can call 1.855.732.9220 to let the Funds know you wish to continue receiving paper copies of your shareholder reports. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by logging into your Seafarer Funds account at www.seafarerfunds.com and enrolling in electronic delivery.

Seafarer Funds	Letter to Shareholders

October 31, 2018

LETTER TO SHAREHOLDERS

November 15, 2018

Dear Fellow Shareholders,

I appreciate the opportunity to address you once again on behalf of the Seafarer Funds. This semi-annual report covers the first half of the Funds’ 2018-2019 fiscal year (May 1, 2018 to October 31, 2018).

On Decoupling

The past six months have been dismal for the emerging markets. Indeed, the past five years have been dispiriting. Over the past half decade, much of the developing world has been beset by political corruption, poor economic management, fiscal profligacy, shaky financial markets and anemic growth. The Funds’ benchmark index, the MSCI Emerging Markets Total Return Index, has risen at an annualized rate of 1.15% from October 2013 to October 2018.1 The Seafarer Overseas Growth and Income Fund has done little better, generating an annualized return of 1.32% over the same period.2 (The Seafarer Overseas Value Fund was launched in 2016 and does not have a five year performance record.) By contrast, the S&P 500 Index has risen at an annualized rate of 11.34%. After five years of material risk with little reward, the merit of the emerging market asset class is wanting.

My personal frustration is all the greater for the “false dawn” in performance that occurred within emerging markets between June 2016 and January 2018, when the Funds’ benchmark rose cumulatively 56.25%.3 As I argued in various commentaries throughout 2017, I perceived that the surge was spurred by one-time fiscal stimulus by China. I speculated that China undertook this stimulus to facilitate an internal political transition; and I was clear that once the transition was accomplished – as it was in February of this year – the stimulus would be withdrawn. I was concerned that growth within the asset class would then revert to a lower trend rate, disappointing investors and depressing stock prices. While it is debatable what happened during this anomalous nineteen-month period, I see plenty of evidence to support my argument regarding the root cause of the “false dawn.” Yet even with the benefit of such clarity, I was not able to steer the Growth and Income Fund to safety in the aftermath, frustrating me to no end.

Despite such dispiriting performance, I believe that the developing world warrants long-term investment. My view rests primarily on one idea: that the economic and financial cycles that govern the emerging markets are diverging from the developed, rich world; and as those cycles diverge, the asset class should begin to offer differentiated returns, and this in turn could generate an important diversification benefit for long-term investors. This benefit has not been available in the past, when the fortunes of emerging markets have been dominated by economic cycles of the developed world, particularly that of the U.S. Yet I think this domination is ending, and investors should contemplate a different future.

I admit, this an odd and stubborn argument to make. It is an odd argument because China – despite its wealth and scale – is acutely dependent on its bilateral trade relationship with the U.S. (The U.S. government has recently exploited this vulnerability via the imposition of import tariffs.) It is a stubborn argument because I offered a similar prediction one year ago, and I was decidedly wrong, at least with respect to financial performance of the past year. Still, I remain steadfast in the view that change is coming, and I believe that it will structurally change the characteristics of this fraught asset class.

In the argument that I advanced last year,4 I suggested that the emerging market asset class might “decouple” from other asset classes because of three nascent characteristics: first, developing nations exercised independence in monetary policy, whereas in the past they were beholden to the policies of the U.S. Federal Reserve; second, apart from China, most developing nations adopted floating exchange rates, and were no longer tied to the U.S. dollar; third, corporate profit cycles – once deeply intertwined with international trade – were increasingly driven by domestic consumption. I wrote then that I was not certain that decoupling would occur, but given monetary independence, currency independence and profit independence, there was a better chance than ever before that it might.

Semi-annual Report – October 31, 2018	1

Seafarer Funds	Letter to Shareholders

October 31, 2018

While my prediction evidently failed this year, my view is unchanged. Indeed, I perceive a new, fourth component to the argument, such that I am as certain as ever: the developing world now has both the economic means and the political desire to cleave apart.

On Separation and Independence

When the term “emerging markets” was coined in the 1980s, it applied to a financial asset class associated with a diverse and divergent set of developing nations. Most countries shared little in common, save that all were poor, and most sought to promote international trade to stimulate economic growth. Today, there are few common characteristics that unite the nations within the developing world: the emerging market asset class spans countries with disparate levels of wealth, economic development, technological sophistication, infrastructure and consumption. Most countries still engage in meaningful trade; but many now enjoy much larger domestic, consumer-driven economies, and thus are not as export-dependent as they once were. Yet to the extent that trade remains in the picture, these countries still share one common characteristic: dependence on wealthier trading partners, particularly on the U.S.

Nowhere is this dependence more acute than China. China’s domestic, consumer-driven economy has grown to vast scale, and it is now the primary engine of the country’s growth – not exports to the West. Yet China’s burgeoning wealth has fueled an enormous taste for imported goods – goods to fuel technological advancement, goods to satisfy consumer demand. China’s imports have grown so rapidly that the nation is now the primary trading partner for the rest of the developing world. This poses a problem for the country: how does it pay for such vast imports? China’s currency is not accepted as a global reserve currency, and thus it cannot finance its trade deficits with issuance of renminbi-denominated bonds (as the U.S. does with dollar-denominated bonds). The only way that China can afford such consumption is by earning dollars elsewhere – and that is why it is reliant on the large and sustained bilateral trade surplus with the U.S. China does not require trade with the U.S. to grow, as it once did; it only needs such trade in order to pay its bills elsewhere.

Yet for many developing nations – and especially for China – trade with the U.S. has become a thorny endeavor. Over the past two years, the U.S. has not only sought to curb its deficits with China, it has also sought to curtail certain transfers of sensitive technologies. The Chinese government and many private companies have discovered, painfully, that the U.S. will withhold critical exports – particularly technology goods – based on a broad assortment of security and political considerations. Chinese industries have been left reeling by a combination of trade sanctions on imports, and burdensome tariffs on most exports.

I neither wish to defend nor decry current U.S. trade policy. Regardless of its merit, I believe U.S. policy will have one primary ramification: it will push China to de-emphasize its trade with the U.S. and to develop an economic model that is wholly independent of the West, one which likely envelops most of the rest of the developing world. Tariffs, sanctions and dollar-dependency have exposed China’s short-term reliance on the U.S. Yet I think this exposure will spur China to undertake a rapid re-organization of its global trade relationships and domestic technology industries, and reinvigorate its efforts to internationalize use of the renminbi.

I believe the world will be surprised by how quickly China re-directs its export surpluses away from the U.S. and toward other developing nations. It will use its clout as the largest importer from developing countries to demand balanced trade in physical goods. If China cannot balance trade in goods, it will stipulate that the emerging world consume more of its service exports to offset – in other words, China will push consulting, management, processing, construction and technology services onto the developing world. Lastly, China will encourage such countries to increase use of the renminbi to fund its trade deficits, much as the U.S. does today with dollar-denominated bonds. Meanwhile, China will spur investment in its own domestic technology industries, with the aim of severing its dependence on U.S. semiconductors – thereby reducing one of its most expensive categories of imports from the U.S.5

2	(855) 732-9220 seafarerfunds.com

Seafarer Funds	Letter to Shareholders

October 31, 2018

China cannot create a world-class semiconductor industry overnight – and it may fail outright – but I believe the rest of this transformation is not only possible but will occur with blinding speed. I would guess that it is achievable in a decade, and perhaps in half that time. When the transition is complete, I think the emerging market asset class will function quite differently than it did during the past three decades. I suspect it will be organized around a new economic engine, and it will follow a differentiated investment cycle – one no longer dependent on trade with the West, but rather with China at its center.

For better or for worse, U.S. trade policies will serve as the final impetus for the asset class to decouple. What that will entail for expectations of performance, only time will tell; yet I am wholly convinced that it will deliver the long-promised, but oft-failed diversification benefit from the emerging market asset class.

We appreciate the trust and patience that you have extended to our firm amid such challenging conditions. Thank you for the opportunity to serve as your investment adviser in the emerging markets.

Andrew Foster
Chief Investment Officer
Seafarer Capital Partners, LLC

The MSCI Emerging Markets Total Return Index, Standard (Large+Mid Cap) Core, Gross (dividends reinvested), USD is a free float-adjusted market capitalization index designed to measure equity market performance of emerging markets. Index code: GDUEEGF.

The S&P 500 Total Return Index is a stock market index based on the market capitalizations of 500 large companies with common stock listed on the NYSE or NASDAQ.

It is not possible to invest directly in an index.

The Fund is subject to investment risks, including possible loss of the principal amount invested and therefore is not suitable for all investors. The Fund may not achieve its objectives. Diversification does not ensure a profit or guarantee against loss.

Information on the Seafarer website is provided for textual reference only, and is not incorporated by reference into this report.

The views and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect Seafarer’s current views. The views expressed represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the portfolios or any securities or any sectors mentioned herein. The subject matter contained herein has been derived from several sources believed to be reliable and accurate at the time of compilation. Seafarer does not accept any liability for losses either direct or consequential caused by the use of this information.

[1]	The annualized return of the MSCI Emerging Markets Total Return Index is measured between October 31, 2013 and October 31, 2018.

[2]	References to the “Seafarer Overseas Growth and Income Fund” pertain to the Fund’s Institutional share class (ticker: SIGIX). The Investor share class (ticker: SFGIX) generated an annualized return of 1.20% over the five year period.

[3]	The cumulative return of the MSCI Emerging Markets Total Return Index is measured between June 30, 2016 and January 31, 2018.

[4]	The “argument that I advanced last year” refers to the section of the Seafarer Overseas Growth and Income Fund’s third quarter 2017 portfolio review titled “Decoupling – Is It Real This Time?” This commentary is available at: www.seafarerfunds.com/funds/ogi/portfolio-review/2017/09/Q3#decoupling

[5]	My colleague Nicholas Borst recently published a white paper (www.seafarerfunds.com/commentary/chinas-tech-rush/) that discusses China’s efforts to advance its technological capabilities and establish leading positions in semiconductors and other high-tech industries.

Semi-annual Report – October 31, 2018	3

Seafarer Overseas Growth and Income Fund	Performance Review

October 31, 2018

SEAFARER OVERSEAS GROWTH AND INCOME FUND

PERFORMANCE REVIEW

November 15, 2018

This report addresses the first half of the Seafarer Overseas Growth and Income Fund’s 2018-2019 fiscal year (May 1, 2018 to October 31, 2018).

During the semi-annual period, the Fund returned -15.12%, while the Fund’s benchmark, the MSCI Emerging Markets Total Return Index, fell -16.31%.1 By way of broader comparison, the S&P 500 Index gained 3.40%.

The Fund began the fiscal year with a net asset value (NAV) of $13.14 per share. In June, the Fund paid a semi-annual distribution of $0.114 per share. That payment brought the cumulative distribution per share, as measured from the Fund’s inception, to $1.895.2 The Fund finished the semi-annual period with a value of $11.05 per share.3

* * * * *

Relative to conditions one year ago, performance and sentiment associated with emerging markets has turned markedly for the worse – this despite naive and over-exuberant forecasts from many global strategists at the outset of this year. As I discussed in detail in the Fund’s second quarter 2018 Portfolio Review, I am skeptical that two popular narratives – Chinese trade tariffs and rising U.S. interest rates – are to blame for the decline in emerging equities during this semi-annual period.4 Both events have weighed on stock prices, but their effect has been exaggerated in my view. Instead, I would point to two other events, acting in tandem, as the primary cause for the downturn: lackluster corporate earnings growth and resurfacing inflationary pressures – spurring tighter local monetary conditions – in these markets. As investors have come to grips with the prospect of slower-than-expected earnings growth against a backdrop of rising local rates, they have retreated from equities.

The second half of this semi-annual period was notable for a sharp slump in China-related equities. Stocks in China – which had held up remarkably well through mid-year – suddenly yielded, such that they became one of the worst-performing markets in the developing world in the period under review. The sell-off appears spurred by lackluster results in the much-hyped technology sector, combined with a creeping (and then sudden) realization that China’s overall growth is not as resilient as it appeared at the outset of the year. Chinese authorities have sought to blame a “challenging external environment” for the slowdown – a euphemism for the trade tariffs imposed by the U.S.5 This excuse seems little more than a thin attempt to scapegoat the U.S. for China’s deceleration – China recorded a record trade surplus with the U.S. in September, so tariffs are hardly yet to blame.6 Rather, it appears that China’s domestic economic policies have contributed to the downturn.5 Personally, I think the true cause was the wind-down of politically-motivated fiscal stimulus that China undertook between mid-2016 and January 2018 (please see the Shareholder Letter included in this Semi-annual Report for further details); China’s economy is now hungover from the withdrawal.

Happily, the Fund sidestepped most of the aforementioned downturn in Chinese technology stocks. Yet its performance during the period was impacted negatively by a number of individual holdings.

Some of the Fund’s largest positions swung wildly lower in what I believe was a grossly-exaggerated response to short-term financial performance. Venture of Singapore (a contract manufacturer of high-end electronic devices) and Orion Corp of Korea (a pan-Asia confectionary company) were both impacted in this regard. Venture presented remarkably strong profit margins, and good capital management policies, but investors were apparently disappointed by a deceleration in revenue growth due to idiosyncratic customer orders. I believe that Venture’s niche and highly-profitable business model places it in an advantageous position, and the merits of its niche will resume over time.

Orion declined over this semi-annual period because of a setback in its China-related business. The company’s brand suffered from political disfavor in 2016 and 2017, and this led to weak sales in China.

4	(855) 732-9220 seafarerfunds.com

Seafarer Overseas Growth and Income Fund	Performance Review

October 31, 2018

Orion’s management crafted what I believe to be a superb and transparent means to restructure its business there; indeed, initial success in that plan saw Orion’s shares climb to new heights in June. Yet as second and third quarter results were presented, some investors were apparently displeased with Orion’s progress, and the shares plummeted, relinquishing all gains and more. I believe the short attention span of such investors is ridiculous, and the company’s plans to rebuild in China will bear material fruit over time.

Amid the broad-based sell-off, there were a few positive events within the portfolio during the semi-annual period. One long-term holding, Shandong Weigao (a China-based producer of medical equipment and consumable medical supplies), generated a total return of over 46% in U.S. dollar terms. Investors applauded certain internal governance changes that should rationalize Weigao’s corporate structure, and perhaps revitalize incentives for management performance. Unfortunately, though, this sudden improvement only represents the reversal of many years of weak performance, and not long-term gains for the Fund. As of October 31, the Fund no longer held shares in Weigao.

Infosys (an India-based, global consulting and software services company) was the other large holding that contributed substantially and positively to performance during the six-month period. I have discussed my views on the company in many preceding commentaries, so I will not repeat them in full here. However, it is sufficient to state that the company’s steady growth and resilient profitability has continued to surprise many analysts, upsetting their overly dour forecasts. As of October 31, the Fund substantially reduced its holding in Infosys in light of the long-term gains the position had generated, and because the company’s shares now claim a higher valuation. However, the Fund retains a modest position in the company, and as of the time of this writing, intends to do so for the immediately foreseeable future.

I appreciate your patience and your resolve during this period of difficult performance, and I thank you for your willingness to entrust your capital with the Fund for the long-term.

Andrew Foster
Lead Portfolio Manager, Seafarer Overseas Growth and Income Fund
Seafarer Capital Partners, LLC

The MSCI Emerging Markets Total Return Index, Standard (Large+Mid Cap) Core, Gross (dividends reinvested), USD is a free float-adjusted market capitalization index designed to measure equity market performance of emerging markets. Index code: GDUEEGF.

The S&P 500 Total Return Index is a stock market index based on the market capitalizations of 500 large companies with common stock listed on the NYSE or NASDAQ.

It is not possible to invest directly in an index.

The Fund is subject to investment risks, including possible loss of the principal amount invested and therefore is not suitable for all investors. The Fund may not achieve its objectives. Diversification does not ensure a profit or guarantee against loss.

Information on the Seafarer website is provided for textual reference only, and is not incorporated by reference into this report.

The views and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect Seafarer’s current views. The views expressed represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the portfolios or any securities or any sectors mentioned herein. The subject matter contained herein has been derived from several sources believed to be

Semi-annual Report – October 31, 2018	5

Seafarer Overseas Growth and Income Fund	Performance Review

October 31, 2018

reliable and accurate at the time of compilation. Seafarer does not accept any liability for losses either direct or consequential caused by the use of this information.

[1]	References to the “Fund” pertain to the Fund’s Institutional share class (ticker: SIGIX). The Investor share class (ticker: SFGIX) returned -15.17% during the semi-annual period. This performance reflects adjustments in accordance with accounting principles generally accepted in the U.S. (“U.S. GAAP”); as such, the total return for shareholder transactions reported to the market may differ from the total return for financial reporting purposes. As a result of the U.S. GAAP adjustment, the total return increased from -15.25% to -15.17%.

[2]	The Fund’s inception date is February 15, 2012.

[3]	The Fund’s Investor share class began the fiscal year with a net asset value of $13.11 per share; it paid a semi-annual distribution of $0.112 per share in June; and it finished the semi-annual period with a value of $11.02 per share (adjustments in accordance with U.S. GAAP were applied during the financial statement preparation and increased the net asset value from $11.01 to $11.02).

[4]	This discussion in the Fund’s second quarter 2018 portfolio review is available at: www.seafarerfunds.com/funds/ogi/portfolio-review/2018/06/Q2#performance-review

[5]	Christopher Balding, “Is the Trade War Really Holding China Back?” Bloomberg News, 14 November 2018. The article is available at: www.bloomberg.com/opinion/articles/2018-11-14/is-the-trade-war-really-holding-china-s-economy-back

[6]	“Rush to Beat Tariffs Fuels Record China Trade Surplus with U.S.,” Bloomberg News, 11 October 2018. The article is available at: www.bloomberg.com/news/articles/2018-10-12/china-s-export-growth-stable- imports-robust-amid-trade-war

6	(855) 732-9220 seafarerfunds.com

Seafarer Overseas Growth and Income Fund	Performance Review

October 31, 2018

Total Returns

As of October 31, 2018	6 Month	1 Year	3 Years	5 Years	Since Inception Annualized(1)	Gross Expense Ratio(2)
Investor Class (SFGIX)(3)	-15.17%	-14.19%	2.31%	1.20%	3.86%	0.97%
Institutional Class (SIGIX)	-15.12%	-14.10%	2.40%	1.32%	3.98%	0.87%
MSCI Emerging Markets Total Return Index(4)	-16.31%	-12.19%	6.92%	1.15%	1.32%

All performance is in U.S. dollars with gross (pre-tax) dividends and/or distributions reinvested. The performance data quoted represents past performance and does not guarantee future results. Future returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Prior to August 31, 2016, shares of the Fund redeemed or exchanged within 90 days of purchase were subject to a 2% redemption fee. Performance does not reflect this fee, which if deducted would reduce an individual’s return. To obtain the Fund’s most recent month-end performance, visit seafarerfunds.com or call (855) 732-9220.

[1]	Inception Date: February 15, 2012.

[2]	Ratios as of Prospectus dated August 31, 2018. Seafarer Capital Partners, LLC has agreed contractually to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements (inclusive of acquired fund fees and expenses, and exclusive of brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.15% and 1.05% of the Fund’s average daily net assets for the Investor and Institutional share classes, respectively. This agreement is in effect through August 31, 2019.

3	Includes adjustments in accordance with U.S. GAAP; as such, the total returns for shareholder transactions reported to the market may differ from the total returns for financial reporting purposes.

[4]	The MSCI Emerging Markets Total Return Index, Standard (Large+Mid Cap) Core, Gross (dividends reinvested), USD is a free float-adjusted market capitalization index designed to measure equity market performance of emerging markets. Index code: GDUEEGF. The index is not actively managed and does not reflect any deductions for fees, expense or taxes. An investor may not invest directly in an index.

Semi-annual Report – October 31, 2018	7

Seafarer Overseas Growth and Income Fund	Performance Review

October 31, 2018

Performance of a $10,000 Investment Since Inception

*	Inception Date: February 15, 2012.

[1]	Includes adjustments in accordance with U.S. GAAP.

The chart shown above represents historical performance of a hypothetical investment of $10,000 in the Fund’s Investor Class shares for the period from inception to October 31, 2018. All returns reflect reinvested dividends and/or distributions, but do not reflect the deduction of taxes that an investor would pay on distributions or redemptions.

The Fund also offers Institutional Class shares, performance for which is not reflected in the chart above. The performance of Institutional Class shares may be higher or lower than the performance of the Investor Class shares shown above based upon differences in fees paid by shareholders investing in the Investor Class shares and Institutional Class shares.

Investment Objective

The Fund seeks to provide long-term capital appreciation along with some current income. The Fund seeks to mitigate adverse volatility in returns as a secondary objective.

Strategy

The Fund invests primarily in the securities of companies located in developing countries. The Fund invests in several asset classes including dividend-paying common stocks, preferred stocks, and fixed-income securities.

The Fund seeks to offer investors a relatively stable means of participating in developing countries’ growth prospects, while attempting to mitigate adverse volatility in returns.

8	(855) 732-9220 seafarerfunds.com

Seafarer Overseas Growth and Income Fund	Performance Review

October 31, 2018

Portfolio Composition by Region	% Net Assets
East & South Asia	81.2%
Emerging Europe	3.9%
Latin America	7.5%
Middle East & Africa	2.6%
Cash & Other Assets, Less Liabilities	2.5%
Government Bond, Short-term - USD and Foreign Currency	2.3%
Total	100.0%

Portfolio Composition by Sector	% Net Assets
Communication Services	3.5%
Consumer Discretionary	20.9%
Consumer Staples	13.2%
Financials	9.2%
Health Care	14.5%
Industrials	4.9%
Information Technology	20.8%
Materials	1.7%
Real Estate	2.6%
Utilities	3.9%
Cash & Other Assets, Less Liabilities	2.5%
Government Bond, Short-term - USD and Foreign Currency	2.3%
Total	100.0%

Top 10 Holdings	% Net Assets
Hyundai Mobis Co., Ltd.	5.6%
Orion Corp.	4.2%
Samsung Electronics Co., Ltd.	4.1%
China Yangtze Power Co., Ltd.	3.9%
Venture Corp., Ltd.	3.9%
Richter Gedeon Nyrt	3.8%
Hengan International Group Co., Ltd.	3.3%
Odontoprev SA	3.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.7%
Sanlam, Ltd.	2.5%
Total	37.2%

Total Number of Holdings	52[1]

Holdings are subject to change, and may not reflect the current or future position of the portfolio.

Source: ALPS Fund Services, Inc.

[1]	Excludes short-term government bonds; includes medium- and long-term government bonds.

Semi-annual Report – October 31, 2018	9

Seafarer Overseas Value Fund	Performance Review

October 31, 2018

SEAFARER OVERSEAS VALUE FUND

PERFORMANCE REVIEW

November 15, 2018

This report addresses the first half of the Seafarer Overseas Value Fund’s 2018-2019 fiscal year (May 1, 2018 to October 31, 2018).

During the semi-annual period, the Fund returned -10.62%, while the Fund’s benchmark, the MSCI Emerging Markets Total Return Index, fell -16.31%.1 By way of broader comparison, the S&P 500 Index gained 3.40%.

The Fund began the fiscal year with a net asset value (NAV) of $11.96 per share. The Fund paid no distributions during the first half of the fiscal year, and it finished the period with a value of $10.69 per share.2

This performance review examines the Fund within a challenging and volatile market environment. The semi-annual period delivered a substantial depreciation in the MSCI Emerging Markets Index, which continued its weak returns that began in the first quarter of 2018.

In the Annual Report for the period ended April 30, 2018, I assessed the Fund’s second year of performance by stating that “the primary determinants of the Fund’s performance were companies that appreciated or depreciated mainly due to stock-specific drivers.” 3 The first half of the current fiscal year represents a divergence from this condition.

As I noted in the Fund’s second quarter portfolio review, two factors drove the benchmark index’s continued decline in the semi-annual period: depreciating emerging market currencies and the intensification of trade tensions between the U.S. and many of its trading partners.4 While the Fund’s performance drivers are quite different from those of the index, global trade and geopolitical developments meaningfully impacted performance for the first time since the Value Fund’s inception. Indeed, through the period, Fund performance reflected a significant reassessment of China’s growth prospects due to the indirect detrimental impacts of U.S. tariffs on Chinese firms.

Throughout the semi-annual period, the anticipation and subsequent implementation of tariffs negatively impacted the stock prices of a handful of portfolio holdings. Some of the dominant detractors to the Fund’s NAV are classified under the Breakup Value source of value (Seafarer’s seven sources of value,5 hereafter referenced using parenthesized italics, are defined in Figure 1.) Within this category of value, trade tariffs hit the stock prices of Melco International Development (Breakup Value), a casino owner and operator, and Shangri-La (Breakup Value), a hotel owner and operator. Tariffs also indirectly contributed to the price declines of Xtep International (Balance Sheet Liquidity), a sportswear manufacturer, and China Resources Beer (Structural Shift), a Chinese brewer. The common factor pressuring the share prices of these stocks is the mark-down of growth prospects for the entire Chinese economy precipitated by trade tariffs.

10	(855) 732-9220 seafarerfunds.com

Seafarer Overseas Value Fund	Performance Review

October 31, 2018

Figure 1. A Working Definition of Value

Seafarer has identified seven distinct sources of value in emerging markets that may give rise to viable opportunities for long-term, value-oriented investments.

Opportunity Set	Source of Value
Balance Sheet	Balance Sheet Liquidity	Cash or highly liquid assets undervalued by the market
	Breakup	Assets whose liquidation value exceeds their market capitalization
	Management Change	Assets that would become substantially more productive under a new owner / operator
	Deleveraging	Shift of cash flow accrual from debt holders to equity holders
	Asset Productivity	Cyclical downturn following a period of asset expansion
	Structural Shift	Shift to a lower growth regime, but still highly cash generative
Income Statement / Cash Flow	Segregated Market	Productive, cash-generative trading in an illiquid public market

Source: Seafarer

WH Group (Management Change), a Chinese meat processor and owner of U.S.-based Smithfield Foods, unfortunately detracted from the Fund’s total return throughout the six-month period. At first, tariffs were to blame; however, other unique variables came into play: Hurricane Florence in the U.S. and African swine flu in China led to poor performance.

Other portfolio holding declines of note include First Pacific (Breakup Value), a conglomerate with assets in the Philippines and Indonesia, and Qualicorp (Structural Shift), a Brazilian health insurance broker. These declines occurred amidst the backdrop of company-specific drivers rather than global variables. The former faced questions regarding the recoverability of historical tariff adjustments; the latter encountered concern over the impact of significant insurance premium hikes on the affordability of its coverage plans.

Against challenging market conditions, I want to highlight two rebound cases during the semi-annual period. The rapidly rising London Interbank Offered Rate (LIBOR) - the base rate used to price offshore U.S. dollar debt - caused equity prices for Global Ports (Deleveraging and Asset Productivity), a Russian port owner and operator, and Del Monte Pacific (Deleveraging and Management Change), owner of the Del Monte packaged food brand, to decline in the first half of the period over concerns regarding their balance sheet de-levering.6 Remarkably, as I discussed in the Fund’s third quarter portfolio review, both holdings yielded positive returns in the latter half of the time period.7 This positive trend lends credibility to a core tenet of the Value Fund: that valuation, not only earnings growth, determines investment returns.

I was pleased to see Samsung SDI (Breakup Value), a Korean battery manufacturer, stand out as a positive contributor to Value Fund performance during this period. The steadily improving profitability of the electric vehicle battery unit at Samsung SDI accounts for its meaningful positive contribution to total return. In addition, Crédito Real (Asset Productivity), a Mexican non-bank finance company, lifted the Fund’s NAV after the successful NAFTA renegotiation and the reassertion of valuation considerations in determining price performance.

Semi-annual Report – October 31, 2018	11

Seafarer Overseas Value Fund	Performance Review

October 31, 2018

Thank you for entrusting us with your capital. We are honored to serve as your investment adviser in the emerging markets.

Paul Espinosa

Lead Portfolio Manager, Seafarer Overseas Value Fund

Seafarer Capital Partners, LLC

The MSCI Emerging Markets Total Return Index, Standard (Large+Mid Cap) Core, Gross (dividends reinvested), USD is a free float-adjusted market capitalization index designed to measure equity market performance of emerging markets. Index code: GDUEEGF.

The S&P 500 Total Return Index is a stock market index based on the market capitalizations of 500 large companies with common stock listed on the NYSE or NASDAQ.

It is not possible to invest directly in an index.

The Fund is subject to investment risks, including possible loss of the principal amount invested and therefore is not suitable for all investors. The Fund may not achieve its objectives. Diversification does not ensure a profit or guarantee against loss.

Information on the Seafarer website is provided for textual reference only, and is not incorporated by reference into this report.

The views and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect Seafarer’s current views. The views expressed represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the portfolios or any securities or any sectors mentioned herein. The subject matter contained herein has been derived from several sources believed to be reliable and accurate at the time of compilation. Seafarer does not accept any liability for losses either direct or consequential caused by the use of this information.

As of October 31, 2018, the Fund did not own shares in Smithfield Foods, Inc.

[1]	References to the “Fund” pertain to the Fund’s Institutional share class (ticker: SIVLX). The Investor share class (ticker: SFVLX) returned -10.63% during the semi-annual period.

[2]	The Fund’s Investor share class began the fiscal year with a net asset value of $11.95 per share. It finished the period with a value of $10.68 per share.

[3]	The Seafarer Funds’ Annual Report for the period ended April 30, 2018 is available at: www.seafarerfunds.com/reports/2018/annual

[4]	The Fund’s second quarter 2018 portfolio review is available at: www.seafarerfunds.com/funds/ovl/portfolio-review/2018/06/Q2

[5]	Additional information on Seafarer’s seven sources of value is available in the white paper On Value in the Emerging Markets (www.seafarerfunds.com/value-in-em).

[6]	London Interbank Offered Rate (LIBOR) is the interest rate at which banks offer to lend funds (wholesale money) to one another in the international interbank market.

[7]	The Fund’s third quarter 2018 portfolio review is available at: www.seafarerfunds.com/funds/ovl/portfolio-review/2018/09/Q3

12	(855) 732-9220 seafarerfunds.com

Seafarer Overseas Value Fund	Performance Review

October 31, 2018

Total Returns

As of October 31, 2018	6 Month	1 Year	Since Inception Annualized(1)	Net Expense Ratio(2)
Investor Class (SFVLX)	-10.63%	-9.69%	4.70%	1.15%
Institutional Class (SIVLX)	-10.62%	-9.61%	4.79%	1.05%
MSCI Emerging Markets Total Return Index(3)	-16.31%	-12.19%	10.36%

Gross expense ratio: 1.92% for Investor Class; 1.75% for Institutional Class.2

All performance is in U.S. dollars with gross (pre-tax) dividends and/or distributions reinvested. The performance data quoted represents past performance and does not guarantee future results. Future returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Prior to August 31, 2016, shares of the Fund redeemed or exchanged within 90 days of purchase were subject to a 2% redemption fee. Performance does not reflect this fee, which if deducted would reduce an individual's return. To obtain the Fund’s most recent month-end performance, visit seafarerfunds.com or call (855) 732-9220.

[1]	Inception Date: May 31, 2016.

[2]	Ratios as of Prospectus dated August 31, 2018. Seafarer Capital Partners, LLC has agreed contractually to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements (inclusive of acquired fund fees and expenses, and exclusive of brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.15% and 1.05% of the Fund’s average daily net assets for the Investor and Institutional share classes, respectively. This agreement is in effect through August 31, 2019.

[3]	The MSCI Emerging Markets Total Return Index, Standard (Large+Mid Cap) Core, Gross (dividends reinvested), USD is a free float-adjusted market capitalization index designed to measure equity market performance of emerging markets. Index code: GDUEEGF. The index is not actively managed and does not reflect any deductions for fees, expense or taxes. An investor may not invest directly in an index.

Semi-annual Report – October 31, 2018	13

Seafarer Overseas Value Fund	Performance Review

October 31, 2018

Performance of a $10,000 Investment Since Inception

*	Inception Date: May 31, 2016.

The chart shown above represents historical performance of a hypothetical investment of $10,000 in the Fund’s Investor Class shares for the period from inception to October 31, 2018. All returns reflect reinvested dividends and/or distributions, but do not reflect the deduction of taxes that an investor would pay on distributions or redemptions.

The Fund also offers Institutional Class shares, performance for which is not reflected in the chart above. The performance of Institutional Class shares may be higher or lower than the performance of the Investor Class shares shown above based upon differences in fees paid by shareholders investing in the Investor Class shares and Institutional Class shares.

Investment Objective

The Fund seeks to provide long-term capital appreciation.

Strategy

The Fund invests primarily in the securities of companies located in developing countries. The Fund invests in several asset classes including common stocks, preferred stocks, and fixed-income securities.

The Fund’s portfolio is comprised of securities identified through a bottom-up security selection process based on fundamental research. The Fund seeks to produce a minimum long-term rate of return by investing in securities priced at a discount to their intrinsic value.

14	(855) 732-9220 seafarerfunds.com

Seafarer Overseas Value Fund	Performance Review

October 31, 2018

Portfolio Composition by Region	% Net Assets
East & South Asia	68.5%
Emerging Europe	8.0%
Latin America	6.5%
Middle East & Africa	7.6%
Cash & Other Assets, Less Liabilities	9.4%
Total	100.0%

Portfolio Composition by Sector	% Net Assets
Communication Services	4.6%
Consumer Discretionary	20.9%
Consumer Staples	20.9%
Energy	7.0%
Financials	7.0%
Health Care	3.6%
Industrials	10.8%
Information Technology	4.5%
Materials	7.1%
Real Estate	1.7%
Utilities	2.5%
Cash & Other Assets, Less Liabilities	9.4%
Total	100.0%

Top 10 Holdings	% Net Assets
Samsung SDI Co., Ltd.	4.5%
Qatar Gas Transport Co., Ltd.	4.2%
First Pacific Co., Ltd.	4.1%
Xtep International Holdings, Ltd.	3.9%
WH Group, Ltd.	3.9%
Asia Satellite Telecommunications Holdings, Ltd.	3.9%
Wilmar International, Ltd.	3.9%
Qualicorp Consultoria e Corretora de Seguros SA	3.6%
National Central Cooling Co. PJSC	3.4%
China Foods, Ltd.	3.4%
Total	38.8%

Total Number of Holdings	33

Holdings are subject to change, and may not reflect the current or future position of the portfolio.

Source: ALPS Fund Services, Inc.

Semi-annual Report – October 31, 2018	15

Seafarer Funds	Disclosure of Fund Expenses

October 31, 2018 (Unaudited)

DISCLOSURE OF FUND EXPENSES

As a shareholder of a Fund you will incur two types of costs: (1) transaction costs, including applicable redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on May 1, 2018 and held until October 31, 2018.

Actual Expenses. For each Fund and share class, the first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. For each Fund and share class, the second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note the expenses shown in the following table are meant to highlight your ongoing costs only and do not reflect transactional costs, such as redemption fees or exchange fees. Therefore, for each Fund and share class, the second line of the following table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

16	(855) 732-9220 seafarerfunds.com

Seafarer Funds	Disclosure of Fund Expenses

October 31, 2018 (Unaudited)

	Beginning Account Value 05/01/18	Ending Account Value 10/31/18	Expense Ratio(a)	Expenses Paid During Period 05/01/18 - 10/31/18(b)
SEAFARER OVERSEAS GROWTH AND INCOME FUND
Investor Class
Actual	$1,000.00	$848.30	0.98%	$4.57
Hypothetical (5% return before expenses)	$1,000.00	$1,020.27	0.98%	$4.99
Institutional Class
Actual	$1,000.00	$848.80	0.89%	$4.15
Hypothetical (5% return before expenses)	$1,000.00	$1,020.72	0.89%	$4.53

SEAFARER OVERSEAS VALUE FUND
Investor Class
Actual	$1,000.00	$893.70	1.15%	$5.49
Hypothetical (5% return before expenses)	$1,000.00	$1,019.41	1.15%	$5.85
Institutional Class
Actual	$1,000.00	$893.80	1.05%	$5.01
Hypothetical (5% return before expenses)	$1,000.00	$1,019.91	1.05%	$5.35

(a)	Annualized, based on the Fund's most recent fiscal half year expenses.

(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184)/365 (to reflect the half-year period).

Semi-annual Report – October 31, 2018	17

Seafarer Overseas Growth and Income Fund	Portfolio of Investments

October 31, 2018 (Unaudited)

	Currency	Shares	Value
COMMON STOCKS (91.0%)
Brazil (4.8%)
Odontoprev SA	BRL	16,100,000	$57,106,006
Qualicorp SA	BRL	7,000,000	26,972,995

Total Brazil			84,079,001

China / Hong Kong (30.9%)
China Yangtze Power Co., Ltd., Class A	CNY	30,500,063	68,419,809
Hengan International Group Co., Ltd.	HKD	7,300,000	58,030,437
Hang Lung Properties, Ltd.	HKD	21,500,000	38,972,478
Shenzhou International Group Holdings, Ltd.	HKD	2,900,000	32,151,146
Greatview Aseptic Packaging Co., Ltd.	HKD	44,500,000	29,611,744
Alibaba Group Holding, Ltd., Sponsored ADR(a)	USD	193,900	27,588,092
Techtronic Industries Co., Ltd.	HKD	5,780,000	27,216,692
China International Travel Service Corp., Ltd.(a)	CNY	3,366,189	26,063,939
WH Group, Ltd.	HKD	35,000,000	24,579,266
Jiangsu Hengrui Medicine Co., Ltd.(a)	CNY	2,699,516	23,967,402
Shangri-La Asia, Ltd.	HKD	17,400,000	23,768,314
Foshan Haitian Flavouring & Food Co., Ltd., Class A(a)	CNY	2,434,516	22,651,194
First Pacific Co., Ltd.	HKD	50,000,000	22,375,353
Xinhua Winshare Publishing and Media Co., Ltd., Class H	HKD	32,036,000	20,093,490
Texwinca Holdings, Ltd.	HKD	57,500,000	19,584,755
Hangzhou Hikvision Digital Technology Co., Ltd., Class A(a)	CNY	5,589,705	19,549,872
Pico Far East Holdings, Ltd.	HKD	52,500,000	17,741,123
China Foods, Ltd.	HKD	33,258,000	15,616,542
Xtep International Holdings, Ltd.	HKD	26,638,500	14,613,878
China Resources Beer Holdings Co., Ltd.	HKD	4,000,000	13,938,504

Total China / Hong Kong			546,534,030

Hungary (3.8%)
Richter Gedeon Nyrt	HUF	3,650,000	67,800,545

Total Hungary			67,800,545

India (5.4%)
Infosys, Ltd., Sponsored ADR	USD	3,625,000	34,328,750
Sun Pharma Advanced Research Co., Ltd.(a)	INR	8,300,000	33,310,213
Container Corp. Of India, Ltd.	INR	3,200,000	27,449,156

Total India			95,088,119

18	(855) 732-9220 seafarerfunds.com

Seafarer Overseas Growth and Income Fund	Portfolio of Investments

October 31, 2018 (Unaudited)

	Currency	Shares	Value
Malaysia (1.3%)
Inari Amertron Bhd	MYR	50,310,100	$23,631,632

Total Malaysia			23,631,632

Mexico (2.8%)
Bolsa Mexicana de Valores SAB de CV	MXN	22,500,000	33,916,286
Credito Real SAB de CV SOFOM ER	MXN	13,000,000	14,796,254

Total Mexico			48,712,540

Philippines (1.5%)
Ayala Corp.	PHP	1,550,000	26,683,606

Total Philippines			26,683,606

Singapore (6.9%)
Venture Corp., Ltd.	SGD	6,150,000	68,081,736
SIA Engineering Co., Ltd.	SGD	13,500,000	27,578,040
Wilmar International, Ltd.	SGD	11,000,000	25,127,434

Total Singapore			120,787,210

South Africa (2.5%)
Sanlam, Ltd.	ZAR	8,850,000	44,562,589

Total South Africa			44,562,589

South Korea (20.4%)
Hyundai Mobis Co., Ltd.	KRW	590,000	98,554,694
Orion Corp./ Republic of Korea	KRW	874,961	73,250,600
NAVER Corp.	KRW	435,000	43,806,390
Coway Co., Ltd.	KRW	627,929	38,748,631
Koh Young Technology, Inc.	KRW	336,724	26,681,265
Samsung SDI Co., Ltd.	KRW	122,000	25,371,630
Dentium Co., Ltd.	KRW	330,000	20,967,282
Sindoh Co., Ltd.	KRW	455,000	17,400,351
LEENO Industrial, Inc.	KRW	270,889	14,239,175

Total South Korea			359,020,018

Taiwan (7.6%)
Taiwan Semiconductor Manufacturing Co., Ltd.	TWD	6,250,000	46,921,138
Pou Chen Corp.	TWD	40,000,000	40,589,929
Voltronic Power Technology Corp.	TWD	1,781,000	28,828,172

Semi-annual Report – October 31, 2018	19

Seafarer Overseas Growth and Income Fund	Portfolio of Investments

October 31, 2018 (Unaudited)

	Currency	Shares	Value
Taiwan (continued)
ASPEED Technology, Inc.	TWD	1,180,000	$17,388,251

Total Taiwan			133,727,490

Thailand (1.5%)
Bangkok Dusit Medical Services PCL, Class F	THB	35,300,000	26,179,934

Total Thailand			26,179,934

United Arab Emirates (0.1%)
National Central Cooling Co. PJSC	AED	3,162,694	1,466,177

Total United Arab Emirates			1,466,177

Vietnam (1.5%)
Bao Viet Holdings	VND	4,695,300	19,793,393
Nam Long Investment Corp.	VND	5,773,875	7,149,715

Total Vietnam			26,943,108

TOTAL COMMON STOCKS
(Cost $1,800,097,526)			1,605,215,999

PREFERRED STOCKS (4.2%)
South Korea (4.2%)
Samsung Electronics Co., Ltd.	KRW	2,315,000	73,039,986

Total South Korea			73,039,986

TOTAL PREFERRED STOCKS
(Cost $46,921,085)			73,039,986

	Currency	Rate	Maturity Date	Principal Amount	Value
GOVERNMENT BOND, SHORT-TERM - USD AND FOREIGN CURRENCY (2.3%)
Colombia (0.3%)
Colombia Government International Bond	USD	11.75%	02/25/20	5,000,000	5,552,500

Total Colombia					5,552,500

20	(855) 732-9220 seafarerfunds.com

Seafarer Overseas Growth and Income Fund	Portfolio of Investments

October 31, 2018 (Unaudited)

	Currency	Rate	Maturity Date	Principal Amount	Value
Israel (0.3%)
Israel Government International Bond	USD	5.13%	03/26/19	5,000,000	$5,047,025

Total Israel					5,047,025

Latvia (0.3%)
Republic of Latvia Government International Bond, Series REGS	USD	2.75%	01/12/20	5,000,000	4,968,500

Total Latvia					4,968,500

Lithuania (0.3%)
Lithuania Government International Bond, Series REGS	USD	7.38%	02/11/20	5,000,000	5,264,125

Total Lithuania					5,264,125

Poland (0.3%)
Republic of Poland Government International Bond	USD	6.38%	07/15/19	5,000,000	5,124,520

Total Poland					5,124,520

South Africa (0.3%)
Republic of South Africa Government International Bond	USD	6.88%	05/27/19	5,000,000	5,080,645

Total South Africa					5,080,645

South Korea (0.5%)
The Korea Development Bank	USD	1.38%	09/12/19	5,000,000	4,928,612
Korea International Bond	USD	7.13%	04/16/19	5,000,000	5,112,500

Total South Korea					10,041,112

TOTAL GOVERNMENT BOND, SHORT-TERM - USD AND FOREIGN CURRENCY
(Cost $41,335,048)					41,078,427

Semi-annual Report – October 31, 2018	21

Seafarer Overseas Growth and Income Fund	Portfolio of Investments

October 31, 2018 (Unaudited)

	Currency	Rate	Maturity Date	Principal Amount	Value
TOTAL INVESTMENTS
(Cost $1,888,353,659) (97.5%)					$1,719,334,412

Cash and Other Assets, Less Liabilities (2.5%)					44,196,021
NET ASSETS (100.0%)					$1,763,530,433

Principal Amount is stated in local currency unless otherwise noted.

(a)	Non-income producing security.

Currency Abbreviations
AED	-	United Arab Emirates Dirham
BRL	-	Brazil Real
CNY	-	China Yuan
HKD	-	Hong Kong Dollar
HUF	-	Hungary Forint
INR	-	India Rupee
KRW	-	South Korea Won
MXN	-	Mexico Peso
MYR	-	Malaysia Ringgit
PHP	-	Philippine Peso
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TWD	-	Taiwan New Dollar
USD	-	United States Dollar
VND	-	Vietnam Dong
ZAR	-	South Africa Rand

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See accompanying Notes to Financial Statements.

22	(855) 732-9220 seafarerfunds.com

Seafarer Overseas Value Fund	Portfolio of Investments

October 31, 2018 (Unaudited)

	Currency	Shares	Value
COMMON STOCKS (90.6%)
Brazil (3.6%)
Qualicorp SA	BRL	251,000	$967,175

Total Brazil			967,175

China / Hong Kong (42.1%)
First Pacific Co., Ltd.	HKD	2,430,000	1,087,442
Xtep International Holdings, Ltd.	HKD	1,924,000	1,055,506
WH Group, Ltd.	HKD	1,498,000	1,051,992
Asia Satellite Telecommunications Holdings, Ltd.	HKD	1,540,000	1,050,632
China Foods, Ltd.	HKD	1,920,000	901,550
AMVIG Holdings, Ltd.	HKD	3,554,000	888,279
Shangri-La Asia, Ltd.	HKD	626,000	855,112
Melco International Development, Ltd.	HKD	455,000	780,910
China Resources Beer Holdings Co., Ltd.	HKD	224,000	780,556
China Yangtze Power Co., Ltd., Class A	CNY	301,990	677,444
Texwinca Holdings, Ltd.	HKD	1,470,000	500,689
Hang Lung Properties, Ltd.	HKD	247,000	447,730
Giordano International, Ltd.	HKD	958,000	425,716
Greatview Aseptic Packaging Co., Ltd.	HKD	520,000	346,025
Pacific Basin Shipping, Ltd.	HKD	1,130,000	247,596
Pico Far East Holdings, Ltd.	HKD	538,000	181,804

Total China / Hong Kong			11,278,983

Czech Republic (4.7%)
Pegas Nonwovens SA	CZK	19,000	751,650
Philip Morris CR AS	CZK	800	503,022

Total Czech Republic			1,254,672

Mexico (2.9%)
Credito Real SAB de CV SOFOM ER	MXN	689,609	784,895

Total Mexico			784,895

Philippines (3.1%)
Del Monte Pacific, Ltd.(a)	SGD	6,600,000	833,845

Total Philippines			833,845

Semi-annual Report – October 31, 2018	23

Seafarer Overseas Value Fund	Portfolio of Investments

October 31, 2018 (Unaudited)

	Currency	Shares	Value
Qatar (4.2%)
Qatar Gas Transport Co., Ltd.	QAR	237,000	$1,133,686

Total Qatar			1,133,686

Russia (3.3%)
Cherkizovo Group PJSC	RUB	30,000	487,296
Global Ports Investments PLC, GDR(a)	USD	157,000	389,360

Total Russia			876,656

Singapore (11.6%)
Wilmar International, Ltd.	SGD	456,000	1,041,646
HRnetgroup, Ltd.	SGD	1,350,000	789,797
Genting Singapore PLC	SGD	1,119,000	712,093
SIA Engineering Co., Ltd.	SGD	273,000	557,689

Total Singapore			3,101,225

South Korea (4.5%)
Samsung SDI Co., Ltd.	KRW	5,800	1,206,192

Total South Korea			1,206,192

Taiwan (1.9%)
Pou Chen Corp.	TWD	498,000	505,345

Total Taiwan			505,345

United Arab Emirates (3.4%)
National Central Cooling Co. PJSC	AED	1,952,000	904,918

Total United Arab Emirates			904,918

Vietnam (5.3%)
PetroVietnam Technical Services Corp.	VND	913,780	741,976
Petrovietnam Fertilizer & Chemicals JSC	VND	842,000	679,168

Total Vietnam			1,421,144

TOTAL COMMON STOCKS
(Cost $26,625,051)			24,268,736

24	(855) 732-9220 seafarerfunds.com

Seafarer Overseas Value Fund	Portfolio of Investments

October 31, 2018 (Unaudited)

	Currency	Shares	Value
TOTAL INVESTMENTS
(Cost $26,625,051) (90.6%)			$24,268,736

Cash and Other Assets, Less Liabilities (9.4%)			2,520,832
NET ASSETS (100.0%)			$26,789,568

(a)	Non-income producing security.

Currency Abbreviations
AED	-	United Arab Emirates Dirham
BRL	-	Brazil Real
CNY	-	China Yuan
CZK	-	Czech Koruna
HKD	-	Hong Kong Dollar
KRW	-	South Korea Won
MXN	-	Mexico Peso
QAR	-	Qatar Riyal
RUB	-	Russian Ruble
SGD	-	Singapore Dollar
TWD	-	Taiwan New Dollar
USD	-	United States Dollar
VND	-	Vietnam Dong

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See accompanying Notes to Financial Statements.

Semi-annual Report – October 31, 2018	25

Seafarer Funds	Statements of Assets and Liabilities

October 31, 2018 (Unaudited)

	Seafarer Overseas Growth and Income Fund	Seafarer Overseas Value Fund
ASSETS:
Investments, at value	$1,719,334,412	$24,268,736
Cash	32,806,739	2,551,664
Foreign currency, at value (Cost $2,356,026 and $43,481)	2,314,585	43,415
Receivable for investments sold	17,225,416	–
Receivable for shares sold	1,174,196	24,432
Interest and dividends receivable	2,044,389	57,085
Prepaid expenses and other assets	27,369	14,013
Total Assets	1,774,927,106	26,959,345
LIABILITIES:
Payable for investments purchased	4,509,911	–
Administrative fees payable	48,592	4,564
Shareholder service plan fees payable	247,662	3,284
Payable for shares redeemed	4,968,481	129,568
Investment advisory fees payable	1,196,421	8,232
Payable for chief compliance officer fees	3,766	3,766
Trustee fees and expenses payable	17,506	105
Payable for principal financial officer fees	854	854
Audit and tax fees payable	14,634	10,696
Accrued expenses and other liabilities	388,846	8,708
Total Liabilities	11,396,673	169,777
NET ASSETS	$1,763,530,433	$26,789,568
NET ASSETS CONSIST OF:
Paid-in capital (Note 5)	$1,847,742,415	$28,770,267
Total distributable earnings	(84,211,982)	(1,980,699)
NET ASSETS	$1,763,530,433	$26,789,568
INVESTMENTS, AT COST	$1,888,353,659	$26,625,051
PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$11.02	$10.68
Net Assets	$256,854,544	$278,250
Shares of beneficial interest outstanding	23,316,254	26,053
Institutional Class:
Net Asset Value, offering and redemption price per share	$11.05	$10.69
Net Assets	$1,506,675,889	$26,511,318
Shares of beneficial interest outstanding	136,294,525	2,479,295

See accompanying Notes to Financial Statements.

26	(855) 732-9220 seafarerfunds.com

Seafarer Funds	Statements of Operations

Six Months Ended October 31, 2018 (Unaudited)

	Seafarer Overseas Growth and Income Fund	Seafarer Overseas Value Fund
INVESTMENT INCOME:
Dividends	$55,233,369	$552,590
Foreign taxes withheld	(5,367,463)	(10,665)
Interest and other income	3,732,716	22,255
Total investment income	53,598,622	564,180

EXPENSES:
Investment advisory fees (Note 6)	8,751,447	101,010
Administrative and transfer agency fees	336,083	26,810
Trustee fees and expenses	34,970	351
Registration/filing fees	27,243	16,456
Shareholder service plan fees
Investor Class	351,700	–
Institutional Class	447,887	4,488
Legal fees	12,594	121
Audit fees	15,115	10,710
Reports to shareholders and printing fees	61,641	543
Custody fees	765,067	23,611
Chief compliance officer fees	11,155	11,155
Principal financial officer fees	2,521	2,521
Miscellaneous	17,130	1,756
Total expenses	10,834,553	199,541
Less fees waived/reimbursed by investment adviser (Note 6)
Investor Class	–	(392)
Institutional Class	–	(54,074)
Total net expenses	10,834,553	145,075
NET INVESTMENT INCOME:	42,764,069	419,105
Net realized loss on investments	(40,801,321)	–
Net realized loss on foreign currency transactions	(2,559,599)	(2,321)
Net realized loss	(43,360,920)	(2,321)
Net change in unrealized depreciation on investments	(364,964,680)	(3,555,199)
Net change in unrealized appreciation on translation of assets and liabilities in foreign currency transactions	39,610	165
Net unrealized depreciation	(364,925,070)	(3,555,034)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY TRANSLATIONS	(408,285,990)	(3,557,355)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(365,521,921)	$(3,138,250)

See accompanying Notes to Financial Statements.

Semi-annual Report – October 31, 2018	27

Seafarer Overseas Growth and Income Fund	Statements of Changes in Net Assets

	Six Months Ended October 31, 2018 (Unaudited)	Year Ended April 30, 2018
OPERATIONS:
Net investment income	$42,764,069	$60,023,167
Net realized gain/(loss)	(43,360,920)	155,796,309
Net change in unrealized depreciation	(364,925,070)	(13,047,581)
Net increase/(decrease) in net assets resulting from operations	(365,521,921)	202,771,895
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 3):(a)
Total amount of distribution
Investor Class	$(7,110,663)	$(28,418,560)
Institutional Class	(16,169,782)	(58,868,307)
Net decrease in net assets from distributions	(23,280,444)	(87,286,867)
BENEFICIAL INTEREST TRANSACTIONS (NOTE 5):
Shares sold
Investor Class	$24,288,061	$153,357,729
Institutional Class	566,977,424	781,843,936
Dividends reinvested
Investor Class	7,013,637	27,962,467
Institutional Class	13,080,526	47,081,170
Shares Redeemed, net of redemption fees
Investor Class	(581,368,900)	(209,017,564)
Institutional Class	(905,949,269)	(266,115,267)
Net increase/(decrease) in net assets derived from beneficial interest transactions	(875,958,521)	535,112,471

Net increase/(decrease) in net assets	$(1,264,760,886)	$650,597,499

NET ASSETS:
Beginning of period	$3,028,291,319	$2,377,693,820
End of period	$1,763,530,433	$3,028,291,319

Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	1,965,500	11,678,351
Distributions reinvested	574,888	2,137,427
Redeemed	(47,451,274)	(15,740,189)
Net decrease in shares outstanding	(44,910,886)	(1,924,411)
Institutional Class
Sold	46,310,776	59,053,386
Distributions reinvested	1,069,544	3,579,963
Redeemed	(73,440,464)	(19,939,574)
Net increase/(decrease) in shares outstanding	(26,060,144)	42,693,775

28	(855) 732-9220 seafarerfunds.com

Seafarer Overseas Growth and Income Fund	Statements of Changes in Net Assets

(a)	For the year ended April 30, 2018, the Seafarer Overseas Growth and Income Fund had Total Distributions consisting of Net Investment Income of $80,952,386, and Net Realized Gains of $6,334,481.

See accompanying Notes to Financial Statements.

Semi-annual Report – October 31, 2018	29

Seafarer Overseas Value Fund	Statements of Changes in Net Assets

	Six Months Ended October 31, 2018 (Unaudited)	Year Ended April 30, 2018
OPERATIONS:
Net investment income	$419,105	$512,088
Net realized gain/(loss)	(2,321)	79,422
Net change in unrealized appreciation/(depreciation)	(3,555,034)	423,350
Net increase/(decrease) in net assets resulting from operations	(3,138,250)	1,014,861
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 3):(a)
Total amount of distribution
Investor Class	$–	$(10,736)
Institutional Class	–	(637,490)
Net decrease in net assets from distributions	–	(648,226)
BENEFICIAL INTEREST TRANSACTIONS (NOTE 5):
Shares sold
Investor Class	$14,336	$117,980
Institutional Class	6,143,012	16,887,311
Dividends reinvested
Investor Class	–	10,352
Institutional Class	–	624,682
Shares Redeemed
Investor Class	(14,747)	(113,172)
Institutional Class	(1,816,864)	(2,417,257)
Net increase in net assets derived from beneficial interest transactions	4,325,737	15,109,896

Net increase in net assets	$1,187,487	$15,476,531

NET ASSETS:
Beginning of period	$25,602,081	$10,125,550
End of period	$26,789,568	$25,602,081

Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	1,244	9,613
Distributions reinvested	–	878
Redeemed	(1,246)	(9,212)
Net increase/(decrease) in shares outstanding	(2)	1,279
Institutional Class
Sold	527,002	1,388,144
Distributions reinvested	–	52,984
Redeemed	(162,093)	(199,202)
Net increase in shares outstanding	364,909	1,241,926

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Seafarer Overseas Value Fund	Statements of Changes in Net Assets

(a)	For the year ended April 30, 2018, the Seafarer Overseas Value Fund had Total Distributions consisting of Net Investment Income of $648,226, and Net Realized Gains of $0.

See accompanying Notes to Financial Statements

Semi-annual Report – October 31, 2018	31

Financial Highlights

For a share outstanding through the periods presented

Investor Class
NET ASSET VALUE, BEGINNING OF PERIOD
INCOME FROM OPERATIONS:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total distributions
REDEMPTION FEES ADDED TO PAID IN CAPITAL
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(e)
SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)
RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver
PORTFOLIO TURNOVER RATE(k)

(a)	Calculated using the average shares method.

(b)	Less than $0.005 per share.

(c)	In preparing the financial statements in accordance with U.S. GAAP, management made certain adjustments as required by U.S. GAAP which caused the net asset value for purposes of these financial statements to differ from the net asset value used to process shareholder transactions as of the date of these financial statements. As a result, the net asset value increased from $11.01 to $11.02.

(d)	In preparing the financial statements in accordance with U.S. GAAP, management made certain adjustments as required by U.S. GAAP which caused the net asset value for purposes of these financial statements to differ from the net asset value used to process shareholder transactions as of the date of these financial statements. As a result, the net asset value increased from $12.50 to $12.51.

(e)	Total returns are for the periods indicated and have not been annualized. In some periods, total returns would have been lower had certain expenses not been waived during the periods. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(f)	Includes adjustments in accordance with U.S. GAAP and as such, the total return for shareholder transactions reported to the market may differ from the total return for financial reporting purposes. As a result, the total return increased from -15.25% to -15.17%.

(g)	Includes adjustments in accordance with U.S. GAAP and as such, the total return for shareholder transactions reported to the market may differ from the total return for financial reporting purposes. As a result, the total return decreased from 8.12% to 8.03%.
(h)	Includes adjustments in accordance with U.S. GAAP and as such, the total return for shareholder transactions reported to the market may differ from the total return for financial reporting purposes. As a result, the total return increased from 11.13% to 11.22%.

(i)	Annualized.

(j)	Effective September 1, 2015, the Adviser agreed to limit expenses to 1.15%. The Adviser agreed to limit expenses to 1.25% for the period September 1, 2014 through August 31, 2015. Prior to September 1, 2014, the Adviser agreed to limit expenses to 1.40%. (See Note 6.)

(k)	Portfolio turnover rate for a period less than one full year has not been annualized.

32	(855) 732-9220 seafarerfunds.com

Seafarer Overseas Growth and Income Fund

Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30, 2018		Year Ended April 30, 2017		Year Ended April 30, 2016		Year Ended April 30, 2015		Year Ended April 30, 2014
$13.11		$12.51		$11.44		$12.64		$11.58		$11.91

0.25		0.28		0.22		0.16		0.14		0.19
(2.23)		0.72		1.04		(1.23)		1.26		0.02
(1.98)		1.00		1.26		(1.07)		1.40		0.21

(0.11)		(0.37)		(0.19)		(0.11)		(0.19)		(0.26)
–		(0.03)		–		(0.02)		(0.15)		(0.28)
(0.11)		(0.40)		(0.19)		(0.13)		(0.34)		(0.54)
–		–		0.00	(b)	0.00	(b)	0.00	(b)	0.00 (b)
(2.09)		0.60		1.07		(1.20)		1.06		(0.33)
$11.02	(c)	$13.11		$12.51	(d)	$11.44		$12.64		$11.58
(15.17	%)(f)	8.03	%(g)	11.22	%(h)	(8.39%)		12.55%		1.93%

$256,855		$894,241		$877,384		$613,795		$53,543		$27,181

0.98	%(i)	0.97%		1.02%		1.14%		1.30%		1.78%
0.98	%(i)	0.97%		1.02%		1.14	%(j)	1.30	%(j)	1.40%
4.06	%(i)	2.12%		1.88%		1.50%		1.19%		1.66%
36%		23%		14%		7%		28%		51%

See accompanying Notes to Financial Statements.

Semi-annual Report – October 31, 2018	33

Financial Highlights

For a share outstanding through the periods presented

Institutional Class
NET ASSET VALUE, BEGINNING OF PERIOD
INCOME FROM OPERATIONS:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total distributions
REDEMPTION FEES ADDED TO PAID IN CAPITAL
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(c)
SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)
RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver
PORTFOLIO TURNOVER RATE(f)

(a)	Calculated using the average shares method.

(b)	Less than $0.005 per share.

(c)	Total returns are for the periods indicated and have not been annualized. In some periods, total returns would have been lower had certain expenses not been waived during the periods. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Annualized.

(e)	Effective September 1, 2014, the Adviser agreed to limit expenses to 1.05%. Prior to September 1, 2014, the Adviser agreed to limit expenses to 1.25%. (See Note 6.)

(f)	Portfolio turnover rate for a period less than one full year has not been annualized.

34	(855) 732-9220 seafarerfunds.com

Seafarer Overseas Growth and Income Fund

Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30, 2018	Year Ended April 30, 2017	Year Ended April 30, 2016	Year Ended April 30, 2015		Year Ended April 30, 2014
$13.14		$12.54	$11.46	$12.66	$11.59		$11.91

0.21		0.28	0.21	0.19	0.15		0.21
(2.19)		0.73	1.07	(1.26)	1.28		0.02
(1.98)		1.01	1.28	(1.07)	1.43		0.23

(0.11)		(0.38)	(0.20)	(0.12)	(0.21)		(0.27)
–		(0.03)	–	(0.02)	(0.15)		(0.28)
(0.11)		(0.41)	(0.20)	(0.14)	(0.36)		(0.55)
–		–	0.00 (b)	0.01	0.00	(b)	0.00 (b)
(2.09)		0.60	1.08	(1.20)	1.07		(0.32)
$11.05		$13.14	$12.54	$11.46	$12.66		$11.59
(15.12%)		8.08%	11.37%	(8.32%)	12.76%		2.12%

$1,506,676		$2,134,051	$1,500,310	$605,178	$129,714		$46,624

0.89	%(d)	0.87%	0.92%	1.03%	1.18%		1.61%
0.89	%(d)	0.87%	0.92%	1.03%	1.10	%(e)	1.25%
3.46	%(d)	2.09%	1.82%	1.72%	1.30%		1.89%
36%		23%	14%	7%	28%		51%

See accompanying Notes to Financial Statements.

Semi-annual Report – October 31, 2018	35

Financial Highlights	Seafarer Overseas Value Fund

For a share outstanding through the period presented

Investor Class	Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30, 2018	May 31, 2016 (Inception) to April 30, 2017
NET ASSET VALUE, BEGINNING OF PERIOD	$11.95		$11.30	$10.00
INCOME FROM OPERATIONS:
Net investment income(a)	0.17		0.35	0.12
Net realized and unrealized gain/(loss) on investments	(1.44)		0.72	1.28
Total from investment operations	(1.27)		1.07	1.40

LESS DISTRIBUTIONS:
From net investment income	–		(0.42)	(0.10)
Total distributions	–		(0.42)	(0.10)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.27)		0.65	1.30
NET ASSET VALUE, END OF PERIOD	$10.68		$11.95	$11.30

TOTAL RETURN(b)	(10.63%)		9.55%	14.15%
SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$278		$311	$280
RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding reimbursement/waiver	1.41	%(c)	1.80%	3.71	%(c)
Operating expenses including reimbursement/waiver	1.15	%(c)	1.15%	1.15	%(c)
Net investment income including reimbursement/waiver	2.98	%(c)	2.91%	1.24	%(c)
PORTFOLIO TURNOVER RATE(d)	0%		3%	0%

(a)	Calculated using the average shares method.

(b)	Total returns are for the periods indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the periods. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Annualized.

(d)	Portfolio turnover rate for a period less than one full year has not been annualized.

See accompanying Notes to Financial Statements.

36	(855) 732-9220 seafarerfunds.com

Financial Highlights	Seafarer Overseas Value Fund

For a share outstanding through the period presented

Institutional Class	Six Months Ended October 31, 2018 (Unaudited)		Year Ended April 30, 2018		May 31, 2016 (Inception) to April 30, 2017
NET ASSET VALUE, BEGINNING OF PERIOD	$11.96		$11.28		$10.00
INCOME FROM OPERATIONS:
Net investment income(a)	0.18		0.35		0.13
Net realized and unrealized gain/(loss) on investments	(1.45)		0.74		1.28
Total from investment operations	(1.27)		1.09		1.41

LESS DISTRIBUTIONS:
From net investment income	–		(0.41)		(0.13)
Total distributions	–		(0.41)		(0.13)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.27)		0.68		1.28
NET ASSET VALUE, END OF PERIOD	$10.69		$11.96		$11.28	(b)

TOTAL RETURN(c)	(10.62%)		9.74	%(d)	14.18	%(e)
SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$26,511		$25,291		$9,846
RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding reimbursement/waiver	1.45	%(f)	1.76%		3.63	%(f)
Operating expenses including reimbursement/waiver	1.05	%(f)	1.05%		1.05	%(f)
Net investment income including reimbursement/waiver	3.04	%(f)	2.90%		1.36	%(f)
PORTFOLIO TURNOVER RATE(g)	0%		3%		0%

(a)	Calculated using the average shares method.

(b)	In preparing the financial statements in accordance with U.S. GAAP, management made certain adjustments as required by U.S. GAAP which caused the net asset value for purposes of these financial statements to differ from the net asset value used to process shareholder transactions as of the date of these financial statements. As a result, the net asset value decreased from $11.29 to $11.28.

(c)	Total returns are for the periods indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the periods. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Includes adjustments in accordance with U.S. GAAP and as such, the total return for shareholder transactions reported to the market may differ from the total return for financial reporting purposes. As a result, the total return increased from 9.64% to 9.74%.

(e)	Includes adjustments in accordance with U.S. GAAP and as such, the total return for shareholder transactions reported to the market may differ from the total return for financial reporting purposes. As a result, the total return decreased from 14.29% to 14.18%.

(f)	Annualized.

(g)	Portfolio turnover rate for a period less than one full year has not been annualized.

See accompanying Notes to Financial Statements.

Semi-annual Report – October 31, 2018	37

Seafarer Funds	Notes to Financial Statements

 October 31, 2018 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This semi-annual report describes the Seafarer Overseas Growth and Income Fund and the Seafarer Overseas Value Fund (individually a “Fund” and collectively, the “Funds”). The Seafarer Overseas Growth and Income Fund seeks to provide long-term capital appreciation along with some current income; it also seeks to mitigate adverse volatility in returns as a secondary objective. The Seafarer Overseas Value Fund seeks to provide long-term capital appreciation. The Funds each offer Investor Class and Institutional Class shares.

2. Significant Accounting Policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation

Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and exchange traded funds, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange but before the close of the NYSE, such that the securities’ value would likely change. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). Each Fund uses a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers that inform each Fund when to use the fair valuation model.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker-dealers that make a market in the security. Corporate bonds and convertible bonds are valued using market models that

38	(855) 732-9220 seafarerfunds.com

Seafarer Funds	Notes to Financial Statements

October 31, 2018 (Unaudited)

consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Publicly traded foreign government debt securities and foreign corporate bonds are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when the Trust’s Valuation Committee believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Certain foreign countries impose a tax on capital gains which is accrued by each Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.

Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Such inputs are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, which are developed based on the information available and the reporting entity’s best efforts to interpret such information.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Semi-annual Report - October 31, 2018	39

Seafarer Funds	Notes to Financial Statements

 October 31, 2018 (Unaudited)

The following is a summary of the inputs used to value each Fund as of October 31, 2018:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Seafarer Overseas Growth and Income Fund
Common Stocks
China	$27,588,092	$124,383,553	$–	$151,971,645
China / Hong Kong	17,741,123	349,604,570	–	367,345,693
Hong Kong	–	27,216,692	–	27,216,692
Hungary	–	67,800,545	–	67,800,545
India	34,328,750	60,759,369	–	95,088,119
Malaysia	–	23,631,632	–	23,631,632
Philippines	–	26,683,606	–	26,683,606
Singapore	–	120,787,210	–	120,787,210
South Africa	–	44,562,589	–	44,562,589
South Korea	14,239,175	344,780,843	–	359,020,018
Taiwan	–	133,727,490	–	133,727,490
Thailand	–	26,179,934	–	26,179,934
United Arab Emirates	–	1,466,177	–	1,466,177
Vietnam	–	26,943,108	–	26,943,108
Other	132,791,541	–	–	132,791,541
Preferred Stocks	–	73,039,986	–	73,039,986
Government Bond, Short-term - USD and Foreign Currency	–	41,078,427	–	41,078,427
Total	$226,688,681	$1,492,645,731	$–	$1,719,334,412

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Seafarer Overseas Value Fund
Common Stocks
China / Hong Kong	$2,120,715	$9,158,268	$–	$11,278,983
Qatar	–	1,133,686	–	1,133,686
Singapore	–	3,101,225	–	3,101,225
South Korea	–	1,206,192	–	1,206,192
Taiwan	–	505,345	–	505,345
United Arab Emirates	–	904,918	–	904,918
Vietnam	–	1,421,144	–	1,421,144
Other	4,717,243	–	–	4,717,243
Total	$6,837,958	$17,430,778	$–	$24,268,736

(a)	For detailed descriptions of securities by country, see the accompanying Portfolio of Investments.

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Seafarer Funds	Notes to Financial Statements

 October 31, 2018 (Unaudited)

For the six months ended October 31, 2018, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income

Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income are allocated daily to each share class in proportion to its average daily net assets.

Cash Management Transactions

Each of the Funds subscribes to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”), whereby cash balances are automatically swept into overnight offshore demand deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the Funds to earn interest on cash balances. Excess cash with deposit institutions domiciled outside of the U.S. are subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. Cash balances in the BBH CMS are included on the Statements of Assets and Liabilities under Cash and Foreign Currency, at value. As of October 31, 2018, the Funds had the following cash balances participating in the BBH CMS:

Fund
Seafarer Overseas Growth and Income Fund	$32,806,739
Seafarer Overseas Value Fund	2,550,363

As of October 31, 2018, the Funds had the following foreign cash balances participating in the BBH CMS (cost and value of foreign cash balances are equal):

Fund
Seafarer Overseas Growth and Income Fund	$–
Seafarer Overseas Value Fund	–

Foreign Securities

The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Semi-annual Report - October 31, 2018	41

Seafarer Funds	Notes to Financial Statements

 October 31, 2018 (Unaudited)

Foreign Currency Spot Contracts

Each Fund may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of a contract is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Trust Expenses

Some expenses of the Trust can be directly attributed to the Funds. Expenses that cannot be directly attributed to the Funds are apportioned among all funds in the Trust based on the average daily net assets of each fund.

Fund and Class Expenses

Expenses that are specific to a Fund or class of shares of a Fund, including shareholder servicing fees, are charged directly to that Fund or share class. Expenses that are common to all Funds are generally allocated among the Funds in proportion to their average daily net assets.

Federal Income Taxes

Each Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Funds are not subject to income taxes to the extent such distributions are made.

As of and during the six months ended October 31, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders

In general, the Seafarer Overseas Growth and Income Fund’s policy is to distribute to its shareholders substantially all net investment income, paid out via two semi-annual dividends, in June and December. The Seafarer Overseas Value Fund’s policy is to distribute to its shareholders substantially all net investment income via one annual dividend in December. It is also each Fund’s policy to distribute annually all net realized short-term and long-term capital gains, if any, after offsetting any capital loss carryovers. Income dividend distributions are derived from dividends and other income each Fund receives from its investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than one year. Each Fund may make additional distributions if Seafarer Capital Partners, LLC (the “Adviser”) believes doing so may be necessary for the Fund to avoid or reduce taxes.

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Seafarer Funds	Notes to Financial Statements

October 31, 2018 (Unaudited)

3. Tax Basis Information

Tax Basis of Investments

As of October 31, 2018, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes were as follows:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Seafarer Overseas Growth and Income Fund	$1,890,051,589	$90,309,710	$(261,026,887)	$(170,717,177)
Seafarer Overseas Value Fund	26,625,051	1,836,660	(4,192,975)	(2,356,315)

Tax Basis of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains may differ from the ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain is recorded by a Fund.

The tax character of distributions paid by the Funds for the fiscal year ended April 30, 2018 was as follows:

	Ordinary Income	Long-Term Capital Gain
Seafarer Overseas Growth and Income Fund	$80,952,386	$6,334,481
Seafarer Overseas Value Fund	648,226	–

The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of October 31, 2018.

4. Securities Transactions

The cost of purchases and proceeds from sales of securities excluding short-term securities during the six months ended October 31, 2018 were as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Seafarer Overseas Growth and Income Fund	$826,061,765	$1,520,826,741
Seafarer Overseas Value Fund	5,987,186	–

5. Shares of Beneficial Interest

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of shares of the Funds of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Purchasers of the shares do not have any obligation to make payments to the Trust or its creditors solely by reason of the purchasers’ ownership of the shares. Shares have no pre-emptive rights.

Semi-annual Report - October 31, 2018	43

Seafarer Funds	Notes to Financial Statements

October 31, 2018 (Unaudited)

6. Management and Related Party Transactions

The Adviser, subject to the authority of the Board, is responsible for the overall management and administration of the Funds’ business affairs. The Adviser manages the investments of the Funds in accordance with the Funds’ investment objectives, policies, limitations and investment guidelines established jointly by the Adviser and the Trustees. Pursuant to the investment advisory agreement, the Funds, in the aggregate, pay the Adviser an annual management fee of 0.75% of the aggregate average daily net assets of the Funds up to $1.5 billion and 0.70% of the aggregate average daily net assets of the Funds over $1.5 billion. Each Fund pays the Adviser a monthly fee at the annual rate using the applicable management fee calculated based on the Fund’s pro rata share of the Funds’ combined average daily net assets. Prior to August 31, 2016, the Funds paid the Adviser an annual management fee of 0.75% of the aggregate average daily net assets of the Funds. The management fee is paid on a monthly basis.

Effective September 1, 2014, the Adviser contractually agreed to limit certain Fund expenses (excluding brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.25% and 1.05% of the Funds’ average daily net assets in the Investor and Institutional share classes, respectively, through August 31, 2015. Effective September 1, 2015, the Adviser contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver / Expense Reimbursements (excluding brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.15% and 1.05% of the Funds’ average daily net assets for the Investor and Institutional share classes respectively. This agreement (the “Expense Agreement”) is in effect through August 31, 2019. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Funds’ expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. The Funds will not be obligated to pay any such deferred fees and expenses more than three years after the date of the waiver. This agreement may not be terminated or modified prior to August 31, 2019, except with the approval of the Funds’ Board. During the six months ended October 31, 2018, the Adviser agreed that it will only seek to recoup waived management fees and will not recoup any reimbursed expenses. As of October 31, 2018, the Adviser has recouped all available waived management fees from the Seafarer Overseas Growth and Income Fund.

For the semi-annual period ended October 31, 2018, the fee waivers and/or reimbursements were as follows for the Seafarer Overseas Value Fund:

Fund	Fees Waived/ Reimbursed By Adviser	Recoupment of Past Waived Fees By Adviser
Seafarer Overseas Value Fund
Investor Class	$392	$9
Institutional Class	54,074	–

As of October 31, 2018, the balances of recoupable expenses for each class were as follows for the Funds:

Fund	Expires 2020	Expires 2021	Expires 2022	Total
Seafarer Overseas Growth and Income Fund
Investor Class	$–	$–	$–	$–
Institutional Class	–	–	–	–
Seafarer Overseas Value Fund
Investor Class	$1,159	1,723	$392	$3,274
Institutional Class	34,396	108,082	54,074	196,552

44	(855) 732-9220 seafarerfunds.com

Seafarer Funds	Notes to Financial Statements

October 31, 2018 (Unaudited)

Fund Administrator

ALPS Fund Services, Inc. (“ALPS” and the “Administrator”) (an affiliate of ALPS Distributors, Inc.) provides administrative, fund accounting and other services to the Funds under the Administration, Bookkeeping and Pricing Services Agreement with the Trust.

The Funds’ administrative fee is accrued on a daily basis and paid monthly. The Administrator is also reimbursed by the Funds for certain out-of-pocket expenses. Administration fees paid by the Funds for the six months ended October 31, 2018 are disclosed in the Statements of Operations.

Transfer Agent

ALPS serves as transfer, dividend paying and shareholder servicing agent for the Funds (“Transfer Agent”). ALPS is paid an annual base fee per Fund and a fee based on the number of shareholder accounts. The Transfer Agent is also reimbursed by the Funds for certain out-of-pocket expenses. Transfer agent fees paid by the Funds for the six months ended October 31, 2018 are disclosed in the Statements of Operations.

Compliance Services

ALPS provides compliance services to the Funds under the Chief Compliance Officer Services Agreement with the Trust. ALPS provides services that assist the Trust’s chief compliance officer in monitoring and testing the policies and procedures of the Trust in accordance with the requirements of Rule 38a-1 under the 1940 Act. ALPS is paid an annual base fee and is reimbursed for certain out-of-pocket expenses. Compliance service fees paid by the Funds for the six months ended October 31, 2018 are disclosed in the Statements of Operations.

Principal Financial Officer

ALPS provides principal financial officer services to the Funds under the Principal Financial Officer Services Agreement with the Trust. Under this Agreement, ALPS is paid an annual base fee and is reimbursed for certain out-of-pocket expenses. Principal financial officer fees paid by the Funds for the six months ended October 31, 2018 are disclosed in the Statements of Operations.

Distributor

ALPS Distributors, Inc. (“ADI” or the “Distributor”) (an affiliate of ALPS) acts as the distributor of the Funds’ shares pursuant to the Distribution Agreement with the Trust. Under a side letter agreement, the Adviser pays ADI an annual base fee of $12,000 per Fund for the distribution services. The Adviser also reimburses ADI for certain out-of-pocket expenses. Shares are sold on a continuous basis by ADI as agent for the Funds, and ADI has agreed to use its best efforts to solicit orders for the sale of the Funds’ shares, although it is not obliged to sell any particular amount of shares. ADI is registered as a broker-dealer with the U.S. Securities and Exchange Commission.

Shareholder Service Plan for Investor Class and Institutional Class Shares

Each Fund has adopted a Shareholder Services Plan (a “Services Plan”) for each of its share classes. Under the Services Plan, each Fund is authorized to enter into shareholder service agreements with investment advisers, financial institutions and other service providers (“Participating Organizations”) to maintain and provide certain administrative and servicing functions in relation to the accounts of shareholders. Shareholder service arrangements typically include processing orders for shares, generating account and confirmation statements, sub-accounting, account maintenance, tax reporting, and disbursing cash dividends as well as other investment or administrative services required for a particular Participating Organizations’ products, programs, platform and accounts. The Services Plan will cause each Fund to pay an aggregate fee, not to exceed on an annual basis 0.15% and 0.05% of the average daily net asset value of the Investor and Institutional share classes, respectively. Such payments will be made on assets attributable to or held in the name of a Participating Organization, on behalf of its clients as compensation for providing service activities pursuant to an agreement with the Participating Organization. Any amount of such payment not paid to a Participating Organization for such service activities shall be reimbursed

Semi-annual Report - October 31, 2018	45

Seafarer Funds	Notes to Financial Statements

 October 31, 2018 (Unaudited)

to the Fund as soon as practicable. Shareholder Services Plan fees paid by the Funds for the six months ended October 31, 2018 are disclosed in the Statements of Operations.

7. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses, which may permit indemnification to the extent permissible under the applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. New Accounting Pronouncements

On October 4, 2018, the SEC amended Regulation S X to require certain financial statement disclosure requirements to conform them to US GAAP for investment companies. Effective November 4, 2018, the Funds adopted disclosure requirement changes for Regulation S X and these changes are reflected throughout this report. The Funds’ adoption of those amendments, effective with the financial statements prepared as of October 31, 2018, had no effect on the Funds’ net assets or results of operations.

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2018-13, which changes the fair value measurement disclosure requirements of FASB Accounting Standards Codification Topic 820, Fair Value Measurement. The update to Topic 820 includes new, eliminated, and modified disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods. Early adoption is permitted for any eliminated or modified disclosures. Management is currently evaluating the impact of the ASU to the Funds’ financial statements.

46	(855) 732-9220 seafarerfunds.com

Seafarer Funds	Additional Information

October 31, 2018 (Unaudited)

ADDITIONAL INFORMATION

1. Fund Holdings

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Funds’ Form N-Q are available without charge on the SEC website at http://www.sec.gov. You may also review and copy the Form N-Q at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the SEC at 1-800-SEC-0330.

2. Fund Proxy Voting Policies, Procedures and Summaries

The Funds’ policies and procedures used in determining how to vote proxies and information regarding how the Funds voted proxies relating to portfolio securities during the most recent prior 12-month period ending June 30 are available without charge, (1) upon request, by calling toll-free (855) 732-9220 and (2) on the SEC’s website at http://www.sec.gov.

Semi-annual Report - October 31, 2018	47

Seafarer Funds	Privacy Policy

October 31, 2018 (Unaudited)

FACTS	WHAT DO THE FUNDS DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
● Social Security number and account transactions
● Account balances and transaction history
● Wire transfer instructions
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do we share:	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We do not share.
For joint marketing with other financial companies	No	We do not share.
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We do not share.
For nonaffiliates to market to you	No	We do not share.

48	(855) 732-9220 seafarerfunds.com

Seafarer Funds	Privacy Policy

October 31, 2018 (Unaudited)

Who We Are
Who is providing this notice?	Seafarer Overseas Growth and Income Fund and Seafarer Overseas Value Fund.

What We Do
How do the Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How do the Funds collect my personal information?	We collect your personal information, for example, when you
	●	open an account
	●	provide account information or give us your contact information
	●	make a wire transfer or deposit money
Why can't I limit all sharing?	Federal law gives you the right to limit only
	●	sharing for affiliates’ everyday business purposes-information about your creditworthiness
	●	affiliates from using your information to market to you
	●	sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
● The Funds do not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you.
● The Funds do not jointly market.

Other Important Information
California Residents	If your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.
Vermont Residents	The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information.

Semi-annual Report – October 31, 2018	49

CONTENTS	PAGE
Shareholder Letter	1
Fund Overview
Vulcan Value Partners Fund	5
Vulcan Value Partners Small Cap Fund	8
Disclosure of Fund Expenses
Vulcan Value Partners Fund	7
Vulcan Value Partners Small Cap Fund	10
Statements of Investments
Vulcan Value Partners Fund	11
Vulcan Value Partners Small Cap Fund	14
Statements of Assets and Liabilities	18
Statements of Operations	19
Statements of Changes in Net Assets
Vulcan Value Partners Fund	20
Vulcan Value Partners Small Cap Fund	21
Financial Highlights
Vulcan Value Partners Fund	22
Vulcan Value Partners Small Cap Fund	24
Notes to Financial Statements	26
Additional Information	34
Privacy Policy	35

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website at www.vulcanvaluepartners.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

Beginning on January 1, 2019, you may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 1.877.421.5078 to let the Funds know you wish to continue receiving paper copies of your shareholder reports.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at www.vulcanvaluepartners.com.

www.vulcanvaluepartners.com

Shareholder Letter

October 31, 2018 (Unaudited)

PORTFOLIO REVIEW

General

For the six months ended October 31, 2018, Vulcan Value Partners Fund returned -2.52% and the Vulcan Value Partners Small Cap Fund returned -7.89%. As you know, we place no weight on short-term results, good or bad, and neither should you. In fact, we have and will continue to willingly make decisions that negatively impact short-term performance when we think we can lower risk and improve our long-term returns. We encourage you to place more weight on our longer term historical results and a great deal of weight on our long-term prospects.

Past performance is no guarantee of future results.

We are pleased with the positioning of our portfolios at the end of the period. We have continued to make material progress reducing risk and improving our prospective returns by lowering the weighted average price to value ratios(1) of our portfolios. As a reminder, we are intently focused on our weighted average price to value ratio because it is our primary risk-control measure. The lower our price to value ratio, the larger our margin of safety.(2) It also bodes well for our prospective long-term returns. Our returns are a function of the underlying value growth of the businesses we own, and the closing of the price to value gap. We have no idea how markets will behave or how our portfolios will perform over the short-term. However, with price to value ratios improving and the majority of our businesses experiencing value growth, we are optimistic about our long-term prospects.

Vulcan Value Partners Fund Review

In the discussion that follows, we highlight a few holdings in the Vulcan Value Partners Fund. There were no material contributors. State Street Corporation was a material detractor.

Oracle was our largest contributor over the period and remains our largest position for reasons we have mentioned in previous quarters. Oracle continues to focus on migrating its customer base from on-premise to cloud-based software. The product mix shift has created lumpiness in the segmented numbers, which has caused stock price volatility. We took advantage of this volatility when the stock declined during the year and added to our position.

During the period, State Street Corporation was a material detractor. State Street experienced stock price declines following its July announcement of plans to acquire Charles River Development and again following its announcement of weaker than expected results for the third quarter of 2018. Despite both events, we believe State Street’s competitive advantages remain intact and its long-term outlook is favorable.

We purchased Teradyne during the period. Teradyne is the global leader in semiconductor test equipment. The business generates excellent free cash flow and returns on capital are high. In addition, Teradyne has a rapidly growing industrial automation business specializing in easy-to-operate robots that work alongside humans. These robots are commonly referred to as “cobots.” This segment of the robotics industry is small but growing faster than the industry as a whole. Teradyne’s strategy in the cobot segment is very much like Apple’s approach with the iPhone in that they champion ease of use (think iPhone apps). This open architecture, in turn, attracts a large

Semi-Annual Report	|	October 31, 2018	1

Shareholder Letter

October 31, 2018 (Unaudited)

following of app designers who want to make a good return creating apps for cobots. We believe the increased adoption afforded by such an app ecosystem should make the cobots more valuable and improve Teradyne’s competitive position. By our estimation, we bought Teradyne for the price of its semiconductor test business and have acquired the rapidly-growing industrial automation business for free.

We sold Cardinal Health as a result of their acquisition of Cordis. Cardinal, along with McKesson and AmerisourceBergen, both of whom we also own, is one of the three largest U.S. pharmaceutical distributors, together controlling 85% of the market. Cardinal bought Cordis in 2015. Subsequently, Cardinal implemented new enterprise resource planning and inventory management systems, a process that took roughly two years. As a result, in the second quarter of 2018, Cardinal discovered they had a lot of inventory related to the Cordis acquisition, which they did not control and was going to expire before it could be used. When they disclosed their finding, we analyzed the situation and felt Cardinal’s capital allocation and operational decision-making were disappointing. We insist on good businesses run by capable shareholder-oriented managers who are also good capital allocators. Since Cardinal no longer meets these criteria, we followed our discipline and decided to sell our position.

Vulcan Value Partners Small Cap Fund Review

In the discussion that follows, we highlight a few holdings in the Vulcan Value Partners Small Cap Fund. There was one material contributor, Sleep Number Corp. Material detractors include Despegar.com Corp., Coherent, Inc., Ibstock plc, and Savills plc.

Sleep Number was our largest contributor during the period. Over our investment horizon in Sleep Number, its stock price has been volatile, but the underlying value of the business has remained stable. The company should realize considerable margin expansion when they complete their supply chain consolidation early next year. Sleep Number’s underlying business continues to be strong, free cash flow is at record levels, and management has signaled that they will continue to buy back shares. Its stock price volatility has given us the opportunity to follow our process and take advantage of price fluctuations.

During the period, Despegar.com was the largest detractor. Despegar.com reported results that disappointed Wall Street, but still managed to grow its operating income by 13%. The stock traded down due to fears that increased competition would lead to margin declines. In addition, the Argentinian Peso fell sharply. We believe that Despegar.com is making a wise decision to increase marketing expenditures in order to capture market share from weaker, local competitors. As Despegar.com continues to scale its business, we expect margins to improve over the long term. Despite its short-term performance, we have confidence in the company’s prospects as management is making the appropriate trade-offs in support of the long-term. It enjoys sustainable tailwinds due to increased internet adoption, the surge in smart phone usage, and a growing middle class.

Avast, a new purchase, is a company that provides a comprehensive set of internet security products. The growing threat of cyber-crime in our society is a driver of demand for Avast’s products. The company has a unique business model and a user base of over 430 million, which is roughly six times larger than their next biggest competitor.

2	www.vulcanvaluepartners.com

Shareholder Letter

October 31, 2018 (Unaudited)

We sold our position in Tupperware after owning it for several years. The company has not performed as well as we would have liked. Furthermore, its recent CEO transition and the departure of its longtime CFO have further increased its risk profile. We followed our discipline and made the decision to sell this underperforming business with heightened risk and redeploy capital into more promising companies.

Closing

We are ten years past the beginning of the financial crisis. Gathering macro risks include rising interest rates and a potential trade war with China. We see a market that has a number of excesses and, at the very least, is not cheap. Fortunately, we do not own the market. We are invested in a select group of what we consider high quality businesses with stable, steadily growing values at a discount to our estimate of fair value. We believe that by focusing on the fundamental building blocks of absolute returns we will create real wealth for you and for us and deliver attractive returns relative to benchmarks over the long term. Thank you for being our partners and providing us with the long-term capital that allows us to follow our discipline.

C.T. Fitzpatrick
Chief Executive Officer
Vulcan Value Partners, LLC

Past performance does not guarantee future results. The Funds’ prices fluctuate as the underlying assets have exposure to market fluctuations and other risks, as described in the Funds’ prospectus. Please call 877.421.5078 to obtain current performance information and for the current prospectus and statement of additional information. This material must be preceded or accompanied by a prospectus. Please read the prospectus carefully before investing.

The views of the Vulcan Value Partners, LLC and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer's current views. The views expressed represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the Funds or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither Vulcan Value Partners, LLC nor the Funds accept any liability for losses either direct or consequential caused by the use of this information.

The Funds are distributed by ALPS Distributors, Inc.

The Funds are subject to investment risks, including possible loss of the principal amount invested and therefore is not suitable for all investors. The Funds may not achieve their objectives.

Diversification does not eliminate the risk of experiencing investment losses.

(1)	Price to value ratio compares a firm's market to book value by dividing price per share by book value per share. It is also known as the price-equity ratio.

(2)	Margin of safety is a principle of investing in which an investor only purchases securities when their market price is significantly below their intrinsic value. In other words, when the market

Semi-Annual Report	|	October 31, 2018	3

Shareholder Letter

October 31, 2018 (Unaudited)

price of a security is significantly below your estimation of its intrinsic value, the difference is the margin of safety. Because investors may set a margin of safety in accordance with their own risk preferences, buying securities when this difference is present allows an investment to be made with minimal downside risk.

4	www.vulcanvaluepartners.com

Fund Overview

October 31, 2018 (Unaudited)

VULCAN VALUE PARTNERS FUND

Annualized Total Returns (as of 10/31/18)

					Since Inception*	Expense Ratios(1)
	6 Month	1 Year	3 Year	5 Year		Total	Net(2)
Vulcan Value Partners Fund	-2.52%	4.98%	7.58%	7.91%	11.61%	1.09%	1.09%
S&P 500® Total Return Index(3)	3.40%	7.35%	11.52%	11.34%	12.77%
Russell 1000® Value Index(4)	1.07%	3.03%	8.88%	8.61%	11.25%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. The Fund imposes a 2.00% redemption fee on shares held for less than 90 days. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-877-421-5078.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested.

Returns for periods less than 1 year are cumulative.

*	Fund inception date of 12/30/09.

(1)	Ratios as of the Prospectus dated August 31, 2018 and may differ from the ratios presented in the Financial Highlights.

(2)	Vulcan Value Partners, LLC (“Vulcan” or the “Adviser”) has contractually agreed to limit the Fund’s total annual fund operating expenses (exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.25% of the Fund’s average daily net assets. This agreement (the “Expense Agreement”) is in effect through August 31, 2019. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. Notwithstanding the foregoing, the Fund will not be obligated to pay any such fees and expenses more than three years after the end of the fiscal year in which the fees or expenses were foregone or reimbursed. The Adviser may not discontinue or modify this waiver prior to August 31, 2019 without the approval by the Fund’s Board of Trustees.

(3)	The S&P 500® Total Return Index is an unmanaged index of 500 common stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly in the Index.

(4)	The Russell 1000® Value Index is presented here as an additional index, and measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values. The index is not actively managed and does not reflect any deductions for fees, expense or taxes. An investor may not invest directly in an index.

Semi-Annual Report	|	October 31, 2018	5

Fund Overview

October 31, 2018 (Unaudited)

Growth of $10,000 Initial Investment (for the period ended October 31, 2018)

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

Industry Allocation (as a % of Net Assets)*

Top Ten Holdings (as a % of Net Assets)*

Oracle Corp.	8.60%
Hilton Worldwide Holdings, Inc.	5.88%
Skyworks Solutions, Inc.	5.46%
Qorvo, Inc.	5.44%
McKesson Corp.	5.26%
KKR & Co., Inc.	4.89%
State Street Corp.	4.77%
Swiss Re AG	4.61%
National Oilwell Varco, Inc.	4.47%
Alphabet, Inc.	4.09%
Top Ten Holdings	53.47%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

6	www.vulcanvaluepartners.com

Disclosure of Fund Expenses

October 31, 2018 (Unaudited)

As a shareholder of the Vulcan Value Partners Fund (the “Fund”), you will incur two types of costs: (1) transaction costs, including applicable redemption fees; and (2) ongoing costs, including management fees and other fund operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on May 1, 2018 and held until October 31, 2018.

Actual Expenses. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note the expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table below is useful in comparing your ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Vulcan Value Partners Fund

	Beginning Account Value 5/1/18	Ending Account Value 10/31/18	Expense Ratio(a)	Expenses Paid During period 5/1/18 - 10/31/18(b)
Actual	$1,000.00	$ 974.80	1.07%	$ 5.33
Hypothetical (5% return before expenses)	$1,000.00	$1,019.81	1.07%	$ 5.45

(a)	The	Fund's expense ratios have been annualized based on the Fund's most recent fiscal half-year expenses.

(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184)/365 (to reflect the half-year period).

Semi-Annual Report | October 31, 2018	7

Fund Overview

October 31, 2018 (Unaudited)

VULCAN VALUE PARTNERS SMALL CAP FUND

Annualized Total Returns (as of 10/31/18)

						Expense Ratios(1)
	6 Month	1 Year	3 Year	5 Year	Since Inception*	Total	Net(2)
Vulcan Value Partners Small Cap Fund	-7.89%	-6.67%	5.06%	4.88%	11.67%	1.27%	1.27%
Russell 2000® Value Index(3)	-1.52%	-0.59%	10.52%	7.18%	10.73%
Russell 2000® Index(4)	-1.37%	1.85%	10.68%	8.01%	11.84%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. The Fund imposes a 2.00% redemption fee on shares held for less than 90 days. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-877-421-5078.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested.

Returns for periods less than 1 year are cumulative.

*	Fund inception date of 12/30/09.

(1)	Ratios as of the Prospectus dated August 31, 2018 and may differ from the ratios presented in the Financial Highlights.

(2)	Vulcan Value Partners, LLC (“Vulcan” or the “Adviser”) has contractually agreed to limit the Fund’s total annual fund operating expenses (exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.25% of the Fund’s average daily net assets. This agreement (the “Expense Agreement”) is in effect through August 31, 2019. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. Notwithstanding the foregoing, the Fund will not be obligated to pay any such fees and expenses more than three years after the end of the fiscal year in which the fees or expenses were foregone or reimbursed. The Adviser may not discontinue or modify this waiver prior to August 31, 2019 without the approval by the Fund’s Board of Trustees.

(3)

The Russell 2000® Value Index is presented here as an additional index, and measures the performance of small-cap value segment of the U.S.equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values. The index is not actively managed and does not reflect any deductions for fees, expense or taxes. An investor may not invest directly in an index.

(4)

The Russell 2000® Index is presented here as an additional index, and measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The index is not actively managed and does not reflect any deductions for fees, expense or taxes. An investor may not invest directly in an index.

8	www.vulcanvaluepartners.com

Fund Overview

October 31, 2018 (Unaudited)

Growth of $10,000 Initial Investment (for the period ended October 31, 2018)

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

Industry Allocation (as a % of Net Assets)*

Top Ten Holdings (as a % of Net Assets)*

Coherent, Inc.	6.15%
Cushman & Wakefield PLC	5.89%
Jones Lang LaSalle, Inc.	5.22%
Ituran Location and Control, Ltd.	5.21%
Despegar.com Corp.	5.18%
Ibstock PLC	4.95%
Acuity Brands, Inc.	4.06%
Axis Capital Holdings, Ltd.	3.93%
Sotheby's	3.91%
Savills PLC	3.87%
Top Ten Holdings	48.37%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

Semi-Annual Report | October 31, 2018	9

Disclosure of Fund Expenses

October 31, 2018 (Unaudited)

As a shareholder of the Vulcan Value Partners Small Cap Fund (the “Fund”), you will incur two types of costs: (1) transaction costs, including applicable redemption fees; and (2) ongoing costs, including management fees and other fund operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on May 1, 2018 and held until October 31, 2018.

Actual Expenses. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note the expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table below is useful in comparing your ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Vulcan Value Partners Small Cap Fund

	Beginning Account Value 5/1/18	Ending Account Value 10/31/18	Expense Ratio(a)	Expenses Paid During period 5/1/18 - 10/31/18(b)
Actual	$1,000.00	$ 921.10	1.25%	$ 6.05
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	1.25%	$ 6.36

(a)	The Fund's expense ratios have been annualized based on the Fund's most recent fiscal half-year expenses.

(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184)/365 (to reflect the half-year period).

10	www.vulcanvaluepartners.com

Vulcan Value Partners Fund	Statement of Investments

October 31, 2018 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (98.51%)
Communications (6.47%)
Internet (6.47%)
Alphabet, Inc., Class C(a)	51,760	$55,733,615
Facebook, Inc., Class A(a)	213,643	32,428,871
		88,162,486

TOTAL COMMUNICATIONS		88,162,486

Consumer, Cyclical (5.88%)
Lodging (5.88%)
Hilton Worldwide Holdings, Inc.	1,125,769	80,120,980

TOTAL CONSUMER, CYCLICAL		80,120,980

Consumer, Non-cyclical (10.06%)
Commercial Services (1.83%)
S&P Global, Inc.	136,878	24,955,597

Pharmaceuticals (8.23%)
AmerisourceBergen Corp.	458,973	40,389,624
McKesson Corp.	574,083	71,622,595
		112,012,219

TOTAL CONSUMER, NON-CYCLICAL		136,967,816

Energy (4.47%)
Oil & Gas Services (4.47%)
National Oilwell Varco, Inc.	1,655,568	60,924,902

TOTAL ENERGY		60,924,902

Financial (36.44%)
Banks (11.82%)
Bank of New York Mellon Corp.	1,155,550	54,692,182
Northern Trust Corp.	439,299	41,324,857
State Street Corp.	945,203	64,982,706
		160,999,745

Diversified Financial Services (9.64%)
BlackRock, Inc.	69,521	28,602,330
Mastercard, Inc., Class A	264,223	52,228,960
Visa, Inc., Class A	365,673	50,408,023
		131,239,313

Insurance (10.09%)
Axis Capital Holdings, Ltd.	630,347	35,167,059

Semi-Annual Report | October 31, 2018	11

Statement of Investments	Vulcan Value Partners Fund

October 31, 2018 (Unaudited)

	Shares	Value (Note 2)
Financial (continued)
Insurance (continued)
Everest Re Group, Ltd.	180,930	$39,417,410
Swiss Re AG	695,592	62,821,872
		137,406,341

Private Equity (4.89%)
KKR & Co., Inc., Class A	2,818,903	66,667,056

TOTAL FINANCIAL		496,312,455

Industrial (8.23%)
Aerospace & Defense (2.25%)
Airbus SE	277,327	30,692,130

Miscellaneous Manufacturing (3.06%)
Parker-Hannifin Corp.	274,562	41,631,836

Transportation (2.92%)
United Parcel Service, Inc., Class B	372,659	39,703,090

TOTAL INDUSTRIAL		112,027,056

Pharmaceuticals (2.00%)
Pharmacy Services (2.00%)
CVS Health Corp.	375,332	27,170,284

TOTAL PHARMACEUTICALS		27,170,284

Technology (24.96%)
Semiconductors (16.36%)
Broadcom, Inc.	119,574	26,723,593
Qorvo, Inc.(a)	1,007,926	74,092,640
Skyworks Solutions, Inc.	857,687	74,412,924
Teradyne, Inc.	1,378,810	47,500,005
		222,729,162

Software (8.60%)
Oracle Corp.	2,399,145	117,174,242

TOTAL TECHNOLOGY		339,903,404

TOTAL COMMON STOCKS
(Cost $1,201,492,464)		1,341,589,383

12	www.vulcanvaluepartners.com

Vulcan Value Partners Fund	Statement of Investments

October 31, 2018 (Unaudited)

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.60%)
Money Market Fund (1.60%)
Dreyfus Treasury Cash Management	2.071%	21,797,083	$21,797,083

TOTAL SHORT TERM INVESTMENTS
(Cost $21,797,083)			21,797,083

TOTAL INVESTMENTS (100.11%)
(Cost $1,223,289,547)			$1,363,386,466

Liabilities In Excess Of Other Assets (-0.11%)			(1,442,653)

NET ASSETS (100.00%)			$1,361,943,813

(a)	Non-Income Producing Security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Accompanying Notes to Financial Statements.

Semi-Annual Report | October 31, 2018	13

Statement of Investments	Vulcan Value Partners Small Cap Fund

October 31, 2018 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (97.48%)
Basic Materials (1.41%)
Chemicals (1.41%)
Versum Materials, Inc.	323,439	$10,207,735

TOTAL BASIC MATERIALS		10,207,735

Communications (5.18%)
Internet (5.18%)
Despegar.com Corp.(a)	2,327,867	37,408,823

TOTAL COMMUNICATIONS		37,408,823

Consumer, Cyclical (18.22%)
Distribution/Wholesale (5.36%)
Ahlsell AB(b)(c)	2,709,966	13,716,924
WESCO International, Inc.(a)	498,080	24,993,654
		38,710,578

Home Furnishings (8.71%)
Howden Joinery Group PLC	3,582,919	21,483,331
Sleep Number Corp.(a)	757,692	27,557,258
Tempur Sealy International, Inc.(a)	301,183	13,917,666
		62,958,255

Lodging (1.84%)
Choice Hotels International, Inc.	95,866	7,036,564
Wyndham Hotels & Resorts, Inc.	127,250	6,272,153
		13,308,717

Retail (2.31%)
Sleep Country Canada Holdings, Inc.(b)(c)	827,585	16,696,918

TOTAL CONSUMER, CYCLICAL		131,674,468

Consumer, Non-cyclical (13.34%)
Commercial Services (10.37%)
Sabre Corp.	761,480	18,770,482
Savills PLC	3,015,828	27,947,552
Sotheby's(a)	672,363	28,239,246
		74,957,280

Food - Flour & Grain (2.97%)
Ebro Foods SA	1,084,263	21,479,250

TOTAL CONSUMER, NON-CYCLICAL		96,436,530

14	www.vulcanvaluepartners.com

Vulcan Value Partners Small Cap Fund	Statement of Investments

October 31, 2018 (Unaudited)

	Shares	Value (Note 2)
Financial (19.56%)
Diversified Financial Services (1.77%)
Virtus Investment Partners, Inc.	128,514	$12,766,581

Insurance (6.68%)
Axis Capital Holdings, Ltd.	508,956	28,394,655
Everest Re Group, Ltd.	91,289	19,888,222
		48,282,877

Real Estate (11.11%)
Cushman & Wakefield PLC(a)	2,617,303	42,557,346
Jones Lang LaSalle, Inc.	285,269	37,729,678
		80,287,024

TOTAL FINANCIAL		141,336,482

Industrial (28.20%)
Building Materials (4.95%)
Ibstock PLC	12,458,577	35,734,728

Electrical Components & Equipment (4.06%)
Acuity Brands, Inc.	233,759	29,369,481

Electronics (13.20%)
Coherent, Inc.(a)	360,655	44,411,057
Ituran Location and Control, Ltd.	1,103,612	37,655,241
Woodward, Inc.	181,224	13,345,335
		95,411,633

Machinery-Diversified (1.82%)
Concentric AB	979,865	13,148,885

Miscellaneous Manufacturing (3.18%)
Carlisle Cos., Inc.	153,266	14,803,963
Crane Co.	93,606	8,147,466
		22,951,429

Transportation (0.99%)
Landstar System, Inc.	71,284	7,134,816

TOTAL INDUSTRIAL		203,750,972

Retail (2.98%)
Industrial Services (2.98%)
MSC Industrial Direct Co., Inc., Class A	265,387	21,512,270

TOTAL RETAIL		21,512,270

Semi-Annual Report | October 31, 2018	15

Statement of Investments	Vulcan Value Partners Small Cap Fund

October 31, 2018 (Unaudited)

	Shares	Value (Note 2)
Technology (8.59%)
Computers (2.98%)
Avast PLC(a)	6,101,255	$21,547,617

Software (5.61%)
ACI Worldwide, Inc.(a)	1,063,308	26,678,398
Lectra	651,667	13,817,435
		40,495,833

TOTAL TECHNOLOGY		62,043,450

TOTAL COMMON STOCKS
(Cost $674,724,370)		704,370,730

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (7.58%)
Money Market Fund (7.58%)
Dreyfus Treasury Cash Management	2.071%	54,803,250	54,803,250

TOTAL SHORT TERM INVESTMENTS
(Cost $54,803,250)			54,803,250

TOTAL INVESTMENTS (105.06%)
(Cost $729,527,620)			$759,173,980

Liabilities In Excess Of Other Assets (-5.06%)			(36,560,777)

NET ASSETS (100.00%)			$722,613,203

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2018, these securities had a total aggregate market value of $87,696,187 representing 12.14% of net assets.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees. As of October 31, 2018, the aggregate fair value of those securities was $87,696,187 representing 12.14% of net assets.

16	www.vulcanvaluepartners.com

Vulcan Value Partners Small Cap Fund	Statement of Investments

October 31, 2018 (Unaudited)

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Accompanying Notes to Financial Statements.

Semi-Annual Report | October 31, 2018	17

Statements of Assets and Liabilities

October 31, 2018 (Unaudited)

	Vulcan Value Partners Fund	Vulcan Value Partners Small Cap Fund
ASSETS:
Investments, at value	$1,363,386,466	$759,173,980
Receivable for investments sold	–	16,422,893
Receivable for shares sold	274,162	185,396
Dividends receivable	2,454,970	432,148
Other assets	17,225	15,388
Total assets	1,366,132,823	776,229,805

LIABILITIES:
Payable for investments purchased	–	1,586,358
Payable for shares redeemed	2,856,937	51,082,224
Payable to adviser	1,197,868	790,736
Payable for administration fees	35,927	21,832
Payable for transfer agency fees	21,442	19,830
Payable for delegated transfer agent equivalent services fees	9,194	20,449
Payable for professional fees	14,262	14,539
Payable for trustee fees and expenses	7,184	8,299
Payable for principal financial officer fees	846	861
Accrued expenses and other liabilities	45,350	71,474
Total liabilities	4,189,010	53,616,602
NET ASSETS	$1,361,943,813	$722,613,203

NET ASSETS CONSIST OF:

Paid-in capital (Note 5)	$1,129,655,456	$599,433,397
Total distributable earnings	232,288,357	123,179,806
NET ASSETS	$1,361,943,813	$722,613,203

INVESTMENTS, AT COST	$1,223,289,547	$729,527,620

PRICING OF SHARES:
Net Asset Value, offering and redemption price per share	$20.85	$17.98
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	65,318,211	40,191,996

See Accompanying Notes to Financial Statements.

18	www.vulcanvaluepartners.com

Statements of Operations

For the Six Months Ended October 31, 2018 (Unaudited)

	Vulcan Value Partners Fund	Vulcan Value Partners Small Cap Fund
INVESTMENT INCOME:
Dividends	$8,886,944	$11,793,264
Foreign taxes withheld	–	(539,399)
Total investment income	8,886,944	11,253,865

EXPENSES:
Investment advisory fees (Note 6)	7,106,058	6,111,509
Administrative fees	203,413	153,643
Transfer agency fees	53,132	53,829
Delegated transfer agent equivalent services fees	66,031	114,700
Professional fees	17,324	16,755
Custodian fees	106,869	87,983
Principal financial officer fees	2,682	2,360
Trustee fees and expenses	17,913	15,461
ReFlow Fees (Note 2)	–	52,989
Other	35,825	42,289
Total net expenses	7,609,247	6,651,518
NET INVESTMENT INCOME	1,277,697	4,602,347

Net realized gain on investments	50,530,680	74,054,975
Net realized loss on foreign currency transactions	(45,861)	(67,654)
Net realized gain	50,484,819	73,987,321
Net change in unrealized depreciation of investments	(90,542,990)	(142,939,440)
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	(21,275)	36,481
Net change in unrealized depreciation	(90,564,265)	(142,902,959)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(40,079,446)	(68,915,638)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(38,801,749)	$(64,313,291)

See Accompanying Notes to Financial Statements.

Semi-Annual Report | October 31, 2018	19

Statements of Changes in Net Assets	Vulcan Value Partners Fund

	For the Six Months Ended October 31, 2018 (Unaudited)	For the Year Ended April 30, 2018
OPERATIONS:
Net investment income	$1,277,697	$6,077,602
Net realized gain	50,484,819	70,439,403
Net change in unrealized appreciation/(depreciation)	(90,564,265)	84,016,759
Net increase/(decrease) in net assets resulting from operations	(38,801,749)	160,533,764

DISTRIBUTIONS TO SHAREHOLDERS (Note 3):
Total distributions(a)	–	(22,197,741)
Net decrease in net assets from distributions	–	(22,197,741)

SHARE TRANSACTIONS (Note 5):
Proceeds from sales of shares	180,159,768	160,766,374
Issued to shareholders in reinvestment of distributions	–	17,693,956
Cost of shares redeemed, net of redemption fees	(93,932,794)	(286,946,421)
Net increase/(decrease) from share transactions	86,226,974	(108,486,091)

Net increase in net assets	47,425,225	29,849,932

NET ASSETS:
Beginning of year	1,314,518,588	1,284,668,656
End of period	$1,361,943,813	$1,314,518,588

(a)	For the year ended April 30, 2018, Total Distributions consisted of Net Investment Income of $7,670,305, and Net Realized Gains of $14,527,436.

See Accompanying Notes to Financial Statements.

20	www.vulcanvaluepartners.com

Vulcan Value Partners Small Cap Fund	Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2018 (Unaudited)	For the Year Ended April 30, 2018
OPERATIONS:
Net investment income	$4,602,347	$943,927
Net realized gain	73,987,321	15,803,042
Net change in unrealized appreciation/(depreciation)	(142,902,959)	18,367,056
Net increase/(decrease) in net assets resulting from operations	(64,313,291)	35,114,025

DISTRIBUTIONS TO SHAREHOLDERS (Note 3):
Total distributions(a)	–	(72,595,325)
Net decrease in net assets from distributions	–	(72,595,325)

SHARE TRANSACTIONS (Note 5):
Proceeds from sales of shares	73,022,374	245,328,871
Issued to shareholders in reinvestment of distributions	–	58,614,533
Cost of shares redeemed, net of redemption fees	(482,654,124)	(325,509,690)
Net decrease from share transactions	(409,631,750)	(21,566,286)

Net decrease in net assets	(473,945,041)	(59,047,586)

NET ASSETS:
Beginning of year	1,196,558,244	1,255,605,830
End of period	$722,613,203	$1,196,558,244

(a)	For the year ended April 30, 2018, Total Distributions consisted of Net Investment Income of $2,029,542, and Net Realized Gains of $70,565,783.

See Accompanying Notes to Financial Statements.

Semi-Annual Report | October 31, 2018	21

Financial Highlights

For a share outstanding throughout the years presented.

NET ASSET VALUE, BEGINNING OF PERIOD
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
From net realized gains on investments
Total distributions

Redemption fees added to paid-in capital
Increase/(decrease) in net asset value
NET ASSET VALUE, END OF PERIOD

Total return

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000's)

Ratio of expenses to average net assets without fee waivers/reimbursements
Ratio of expenses to average net assets including fee waivers/reimbursements

Net investment income to average net assets including fee waivers/reimbursements

Portfolio turnover rate

(a)	Per share numbers have been calculated using the average shares method.

(b)	Less than $0.005 per share.

(c)	Annualized.

(d)	Not Annualized.

See Accompanying Notes to Financial Statements.

22	www.vulcanvaluepartners.com

Vulcan Value Partners Fund

For the Six Months Ended October 31, 2018 (Unaudited)		For the Year Ended April 30, 2018	For the Year Ended April 30, 2017	For the Year Ended April 30, 2016	For the Year Ended April 30, 2015	For the Year Ended April 30, 2014
$21.39		$19.30	$17.17	$19.97	$18.20	$15.28

0.02		0.09	0.18	0.20	0.22	0.14
(0.56)		2.35	2.18	(1.51)	2.77	3.33
(0.54)		2.44	2.36	(1.31)	2.99	3.47

–		(0.12)	(0.23)	(0.13)	(0.17)	(0.11)
–		(0.23)	–	(1.36)	(1.05)	(0.44)
–		(0.35)	(0.23)	(1.49)	(1.22)	(0.55)

0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
(0.54)		2.09	2.13	(2.80)	1.77	2.92
$20.85		$21.39	$19.30	$17.17	$19.97	$18.20

(2.52	%)(c)	12.72%	13.85%	(6.49%)	16.61%	22.84%

$1,361,944		$1,314,519	$1,284,669	$1,528,080	$1,770,104	$929,829

1.07	%(d)	1.08%	1.07%	1.08%	1.08%	1.09%
1.07	%(d)	1.08%	1.07%	1.08%	1.08%	1.09%

0.18	%(d)	0.46%	1.01%	1.10%	1.12%	0.80%

27	%(c)	50%	49%	85%	64%	56%

Semi-Annual Report | October 31, 2018	23

Financial Highlights

For a share outstanding throughout the years presented.

NET ASSET VALUE, BEGINNING OF PERIOD
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
From net realized gains on investments
Total distributions

Redemption fees added to paid-in capital
Increase/(decrease) in net asset value
NET ASSET VALUE, END OF PERIOD

Total return

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000's)

Ratio of expenses to average net assets without fee waivers/reimbursements
Ratio of expenses to average net assets including fee waivers/reimbursements

Net investment income/(loss) to average net assets including fee waivers/reimbursements

Portfolio turnover rate

(a)	Per share numbers have been calculated using the average shares method.

(b)	Less than $0.005 per share.

(c)	Annualized.

(d)	Not Annualized.

See Accompanying Notes to Financial Statements.

24	www.vulcanvaluepartners.com

Vulcan Value Partners Small Cap Fund

For the Six Months Ended October 31, 2018 (Unaudited)		For the Year Ended April 30, 2018	For the Year Ended April 30, 2017	For the Year Ended April 30, 2016	For the Year Ended April 30, 2015	For the Year Ended April 30, 2014
$19.52		$20.16	$16.58	$18.61	$18.74	$16.97

0.09		0.02	0.03	0.10	0.10	(0.01)
(1.63)		0.59	3.61	(1.05)	1.77	2.76
(1.54)		0.61	3.64	(0.95)	1.87	2.75

–		(0.03)	(0.06)	(0.06)	(0.11)	–
–		(1.22)	–	(1.02)	(1.89)	(0.98)
–		(1.25)	(0.06)	(1.08)	(2.00)	(0.98)

0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
(1.54)		(0.64)	3.58	(2.03)	(0.13)	1.77
$17.98		$19.52	$20.16	$16.58	$18.61	$18.74

(7.89	%)(c)	3.08%	21.97%	(5.04%)	10.74%	16.11%

$722,613		$1,196,558	$1,255,606	$1,147,007	$1,133,122	$1,066,246

1.25	%(d)	1.24%	1.25%	1.25%	1.26%	1.30%
1.25	%(d)	1.24%	1.25%	1.25%	1.25%	1.25%

0.86	%(d)	0.08%	0.18%	0.61%	0.56%	(0.05%)

40	%(c)	68%	52%	80%	73%	70%

Semi-Annual Report | October 31, 2018	25

Notes to Financial Statements

October 31, 2018 (Unaudited)

1.  ORGANIZATION

Financial Investors Trust (the “Trust”) is organized as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This semi-annual report describes the Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund (each a “Fund” and collectively, the “Funds”). The Funds seek to achieve long-term capital appreciation.

2.  SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including policies specific to investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the quote supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a quote, or if the quote supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker-dealers that make a market in the security.

Equity securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board.

26	www.vulcanvaluepartners.com

Notes to Financial Statements

October 31, 2018 (Unaudited)

When such prices or quotations are not available, or when Vulcan Value Partners, LLC (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value each Fund’s investments as of October 31, 2018.

Vulcan Value Partners Fund:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$1,341,589,383	$–	$–	$1,341,589,383
Short Term Investments	21,797,083	–	–	21,797,083
TOTAL	$1,363,386,466	$–	$–	$1,363,386,466

Vulcan Value Partners Small Cap Fund:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$704,370,730	$–	$–	$704,370,730
Short Term Investments	54,803,250	–	–	54,803,250
TOTAL	$759,173,980	$–	$–	$759,173,980

(a)	For detailed descriptions, see the accompanying Statements of Investments.

Semi-Annual Report | October 31, 2018	27

Notes to Financial Statements

October 31, 2018 (Unaudited)

For the six months ended October 31, 2018, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

ReFlow Liquidity Program: Each Fund may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. ReFlow will purchase shares of the Fund at net asset value and will not be subject to any investment minimums. Following purchases of Fund shares, ReFlow then generally redeems those shares when the Fund experiences net subscriptions, at the end of a maximum holding period determined by ReFlow (currently 28 days), or at other times as the Fund may request. ReFlow may choose to redeem its position in the Fund with an in-kind transfer of securities, instead of cash, enabling the Fund to avoid a realization of capital gains on the securities it transfers. ReFlow will not be subject to any short-term redemption fees. While ReFlow holds Fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. For use of the ReFlow service, a Fund pays a fee to ReFlow each time it purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.20% of the value of the Fund shares purchased by ReFlow although the Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Fund shareholders. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund. There is no assurance that ReFlow will have sufficient funds available to meet the Funds’ liquidity needs on a particular day. During the six months ended October 31, 2018, the Vulcan Value Partners Small Cap Fund participated in ReFlow. Fees associated with ReFlow are disclosed in the Statements of Operations.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act. A Fund’s investments in REITs may result in such Fund’s receipt of cash in excess of the REITs’ earnings. If the Fund receives such distributions all or a portion of these distributions will constitute a return of capital to such Fund. Receiving a return

28	www.vulcanvaluepartners.com

Notes to Financial Statements

October 31, 2018 (Unaudited)

of capital distribution from REITs will reduce the amount of income available to be distributed to Fund shareholders. Income from REITs generally will not be eligible for treatment as qualified dividend income. As the final character of the distributions is not known until reported by the REITs on their 1099s, the Funds utilize an average of the prior year’s reallocation information as an estimate for the current year character of distributions.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Trust Expenses: Some expenses of the Trust can be directly attributed to the Funds. Expenses which cannot be directly attributed are apportioned among all funds in the Trust based on average net assets of each fund.

Fund Expenses: Expenses that are specific to a Fund are charged directly to that Fund.

Federal Income Taxes: Each Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Funds are not subject to income taxes to the extent such distributions are made.

As of and during the six months ended October 31, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: Each Fund normally pays dividends and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from dividends and other income each Fund receives from its investments, including short-term capital gains. Long term capital gain distributions are derived from gains realized when each Fund sells a security it has owned for more than a year. Each Fund may make additional distributions and dividends at other

Semi-Annual Report | October 31, 2018	29

Notes to Financial Statements

October 31, 2018 (Unaudited)

times if the portfolio manager believes doing so may be necessary for each Fund to avoid or reduce taxes.

3.  TAX BASIS INFORMATION

Tax Basis of Investments: As of October 31, 2018, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation for federal tax purposes was as follows:

	Vulcan Value Partners Fund	Vulcan Value Partners Small Cap Fund
Gross appreciation (excess of value over tax cost)	$197,045,029	$85,706,863
Gross depreciation (excess of tax cost over value)	(62,334,755)	(63,228,394)
Net unrealized appreciation	$134,710,274	$22,478,469
Cost of investments for income tax purposes	$1,228,676,192	$736,695,511

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by each Fund.

The tax character of distributions paid by the Funds for the fiscal year ended April 30, 2018 were as follows:

	Ordinary Income	Long-Term Capital Gain
2018
Vulcan Value Partners Fund	$22,197,741	$–
Vulcan Value Partners Small Cap Fund	59,551,178	13,044,147

The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of October 31, 2018.

4.  SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of securities (excluding short-term securities) during the six months ended October 31, 2018 were as follows:

Fund	Purchases of Securities	Proceeds From Sales of Securities
Vulcan Value Partners Fund	$468,203,476	$368,152,158

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Notes to Financial Statements

October 31, 2018 (Unaudited)

Fund	Purchases of Securities	Proceeds From Sales of Securities
Vulcan Value Partners Small Cap Fund	403,851,399	783,549,380

5.  SHARES OF BENEFICIAL INTEREST

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Funds of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Purchasers of the shares do not have any obligation to make payments to the Trust or its creditors solely by reason of the purchasers’ ownership of the shares. Shares have no pre-emptive rights.

Shares redeemed within 90 days of purchase may incur a 2% short-term redemption fee deducted from the redemption amount. The Vulcan Value Partners Fund and the Vulcan Value Partners Small Cap Fund retained $1,881 and $5,900, respectively, for the six months ended October 31, 2018, and $34,938 and $32,740, respectively, for the year ended April 30, 2018, which is reflected in the “Cost of shares redeemed, net of redemption fees” in the Statements of Changes in Net Assets.

Transactions in shares of capital stock for the dates listed below were as follows:

Vulcan Value Partners Fund

	For the Six Months Ended October 31, 2018 (Unaudited)	For the Year Ended April 30, 2018
Shares Sold	8,148,834	7,896,160
Shares Issued in Reinvestment of Dividends	–	870,263
Less Shares Redeemed	(4,282,625)	(13,886,874)
Net Increase/(Decrease)	3,866,209	(5,120,451)

Vulcan Value Partners Small Cap Fund

	For the Six Months Ended October 31, 2018 (Unaudited)	For the Year Ended April 30, 2018
Shares Sold	3,775,534	12,345,631
Shares Issued in Reinvestment of Dividends	–	3,018,064
Less Shares Redeemed	(24,882,401)	(16,352,775)
Net Decrease	(21,106,867)	(989,080)

Semi-Annual Report | October 31, 2018	31

Notes to Financial Statements

October 31, 2018 (Unaudited)

6.  MANAGEMENT AND RELATED-PARTY TRANSACTIONS

The Adviser, subject to the authority of the Board, is responsible for the overall management and administration of the Funds’ business affairs. The Adviser manages the investments of the Funds in accordance with each Fund’s investment objective, policies and limitations and investment guidelines established jointly by the Adviser and the Board. Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Funds pay the Adviser an annual management fee of 1.00% and 1.15% for Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund, respectively, based on each Fund’s average daily net assets. The management fee is paid on a monthly basis.

The Adviser has contractually agreed to limit each of the Fund’s total annual fund operating expenses (exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.25% of each Fund’s average daily net assets. This agreement (the “Expense Agreement”) is in effect from September 1, 2018 through August 31, 2019. The prior Expense Agreement was in effect from September 1, 2017 through August 31, 2018. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that a Fund’s expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. Notwithstanding the foregoing, the Funds will not be obligated to pay any such fees and expenses more than three years after the date of the waiver or reimbursement. The Adviser may not discontinue or modify this waiver prior to August 31, 2019 without the approval by the Funds’ Board.

Fund Administrator Fees and Expenses: ALPS Fund Services, Inc. (“ALPS”) serves as administrator to the Funds and the Funds have agreed to pay expenses incurred in connection with their administrative activities. Pursuant to an Administration Agreement, ALPS provides operational services to the Funds including, but not limited to fund accounting and fund administration and generally assist in each Fund’s operations. Officers of the Trust are employees of ALPS. The Funds’ administration fee is accrued on a daily basis and paid monthly. Administration fees paid by the Funds for the six months ended October 31, 2018 are disclosed in the Statements of Operations.

ALPS is reimbursed by the Funds for certain out-of-pocket expenses.

Transfer Agent: ALPS serves as transfer, dividend paying and shareholder servicing agent for the Funds. ALPS receives an annual minimum fee, a fee based upon the number of shareholder accounts, and is also reimbursed by the Funds for certain out-of-pocket expenses. Transfer agent fees paid by the Funds for the six months ended October 31, 2018 are disclosed in the Statements of Operations.

Compliance Services: ALPS provides services that assist the Trust’s chief compliance officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act and receives an annual base fee. ALPS is reimbursed for certain out-of-pocket expenses by the Funds. Vulcan pays this fee on behalf of the Funds.

Principal Financial Officer: ALPS Fund Services, Inc. (“ALPS” and the “Administrator”) (an affiliate of ADI) receives an annual fee for providing principal financial officer services to the Funds. Principal financial officer fees paid by the Fund for the six months ended October 31, 2018 are disclosed in the Statements of Operations.

32	www.vulcanvaluepartners.com

Notes to Financial Statements

October 31, 2018 (Unaudited)

Distributor: ALPS Distributors, Inc. (“ADI” or the “Distributor”) (an affiliate of ALPS Fund Services, Inc.) acts as the distributor of each Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares are sold on a continuous basis by ADI as agent for the Funds, and ADI has agreed to use its best efforts to solicit orders for the sale of each Fund’s shares, although it is not obliged to sell any particular amount of shares. ADI is not entitled to any compensation for its services as Distributor. ADI is registered as a broker-dealer with the U.S. Securities and Exchange Commission. Certain intermediaries may charge networking, omnibus account or other administrative fees with respect to transactions in shares of the Funds. Transactions may be processed through the National Securities Clearing Corporation (“NSCC”) or similar systems or processed on a manual basis. These fees are paid by the Funds to the Distributor, which uses such fees to reimburse intermediaries. In the event an intermediary receiving payments from the Distributor on behalf of the Funds converts from a networking structure to an omnibus account structure or otherwise experiences increased costs, fees borne by the Funds may increase. Fees are disclosed on the Statements of Operations as “Delegated transfer agent equivalent services fees”.

7.  INDEMNIFICATIONS

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8.  RECENT ACCOUNTING PRONOUCEMENTS

On October 4, 2018, the SEC amended Regulation S-X to require certain financial statement disclosure requirements to conform them to U.S. GAAP for investment companies. Effective November 4, 2018, the Funds adopted disclosure requirement changes for Regulation S-X and these changes are reflected throughout this report. The Funds’ adoption of those amendments, effective with the financial statements prepared as of October 31, 2018, had no effect on the Funds’ net assets or results of operations.

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2018-13, which changes the fair value measurement disclosure requirements of FASB Accounting Standards Codification Topic 820, Fair Value Measurement. The update to Topic 820 includes new, eliminated, and modified disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods. Early adoption is permitted for any eliminated or modified disclosures. Management is currently evaluating the impact of the ASU to the Funds’ financial statements.

9.  SUBSEQUENT EVENT

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Semi-Annual Report | October 31, 2018	33

Additional Information

October 31, 2018 (Unaudited)

1.  FUND HOLDINGS

The Funds files their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Funds’ Form N-Q are available without charge on the SEC website at http://www.sec.gov. You may also review and copy the Form N-Q at the SEC’s Public Reference Room in Washington, DC. For more information about the operation of the Public Reference Room, please call the SEC at 1-800-SEC-0330.

2.  FUND PROXY VOTING POLICIES, PROCEDURES AND SUMMARIES

The Funds’ policies and procedures used in determining how to vote proxies and information regarding how the Fund voted proxies relating to portfolio securities during the most recent prior 12-month period ending June 30 are available without charge, (1) upon request, by calling (toll-free) (866)-759-5679 and (2) on the SEC’s website at http://www.sec.gov.

34	www.vulcanvaluepartners.com

  Privacy Policy

October 31, 2018 (Unaudited)

WHO WE ARE
Who is providing this notice?	Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund.
WHAT WE DO
How do the Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How do the Funds collect my personal information?	We collect your personal information, for example, when you ● open an account ● provide account information or give us your contact information ● make a wire transfer or deposit money
Why can’t I limit all sharing?

Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes-information about your creditworthiness

● affiliates from using your information to market to you

● sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Semi-Annual Report | October 31, 2018	35

Privacy Policy

October 31, 2018 (Unaudited)

FACTS	WHAT DO THE FUNDS DO WITH YOUR PERSONAL INFORMATION?
WHY?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
WHAT?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number and account transactions

● Account balances and transaction history

● Wire transfer instructions

HOW?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Funds choose to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	DO THE FUNDS SHARE:	CAN YOU LIMIT THIS SHARING?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We do not share.
For joint marketing with other financial companies	No	We do not share.
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We do not share.
For non-affiliates to market to you	No	We do not share.

36	www.vulcanvaluepartners.com

Item 2.	Code of Ethics.

Not applicable to this Report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this Report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this Report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the Reports to Stockholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K, or this Item.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13.	Exhibits.

(a)(1)	Not applicable to this Report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.Cert.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable to the Registrant.

(b)	The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke (Principal Executive Officer)
President

Date:	January 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

FINANCIAL INVESTORS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke (Principal Executive Officer)
President

Date:	January 7, 2019

By:	/s/ Kimberly R. Storms
Kimberly R. Storms (Principal Financial Officer)
Treasurer

Date:	January 7, 2019